UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT	JUNE 30, 2004

The Prudential Series Fund, Inc.

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•	Conservative Balanced Portfolio

•	Diversified Bond Portfolio

•	Equity Portfolio

•	Flexible Managed Portfolio

•	Global Portfolio

•	Government Income Portfolio

•	High Yield Bond Portfolio

•	Jennison Portfolio

•	Money Market Portfolio

•	Natural Resources Portfolio

•	Small Capitalization Stock Portfolio

•	Stock Index Portfolio

•	Value Portfolio

•	Zero Coupon Bond Portfolio 2005

Please note that inside are a Prospectus Supplement and a Notice dated August 13, 2004. The Notice is applicable to you if your variable annuity is one we no longer sell to new customers, and the Prospectus Supplement is applicable to you if your variable annuity is one that we continue to sell and for which we continue to deliver updated prospectuses. The variable annuity product names are listed at the top of each document.

The Prudential Insurance Company of America

751 Broad Street, Newark, NJ 07102-3777

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

213 Washington Street, Newark, NJ 07102-2992

Pruco Life Insurance Company is not licensed to do business in New York.

IFS-2004-AD94681

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you. A list of the variable contracts that this report supports is located on the inside back cover.

This report must be preceded or accompanied by the current Monthly Performance Review (MPR) for the applicable product and the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your policy’s insurance protection. The MPR shows historical investment performance after the deduction of investment management fees, investment-related expenses, and the product’s mortality and expense risk charges. For variable life insurance products, additional contract charges include the cost of insurance, administrative, sales, and any applicable withdrawal or surrender charges, which will reduce the rates of return shown. For variable annuity products, returns are net of all contract charges, including applicable surrender or withdrawal charges.

The accompanying financial statements as of June 30, 2004, were not audited, and accordingly, no opinion is expressed on them.

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The Prudential Series Fund, Inc.	Semiannual Report	JUNE 30, 2004

Letter to Contract Owners

•	THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS

Conservative Balanced Portfolio

Diversified Bond Portfolio

Equity Portfolio

Flexible Managed Portfolio

Global Portfolio

Government Income Portfolio

High Yield Bond Portfolio

Jennison Portfolio

Money Market Portfolio

Natural Resources Portfolio

Small Capitalization Stock Portfolio

Stock Index Portfolio

Value Portfolio

Zero Coupon Bond Portfolio 2005

•	FINANCIAL REPORTS

A1 Financial Statements

B1 Schedule of Investments

C1 Notes to Financial Statements

D1 Financial Highlights

E1 Management of The Prudential Series Fund, Inc.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund, Inc.

Performance (as of 6/30/2004)	6-Month	1-Year	3-Year	5-Year	10-Year/Since Inception	Inception Date
Conservative Balanced Portfolio[1,2,3]	1.96%	11.27%	2.94%	1.96%	6.89%	05/13/1983
Diversified Bond Portfolio[1,2,3]	0.17%	1.59%	5.41%	6.43%	7.08%	05/13/1983
Equity Portfolio[1]	2.78%	20.69%	–0.36%	–1.25%	9.20%	05/13/1983
Flexible Managed Portfolio[1,2,3]	3.33%	15.49%	2.59%	0.96%	7.70%	05/13/1983
Global Portfolio[4]	0.65%	17.58%	–3.08%	–1.54%	6.43%	09/19/1988
Government Income Portfolio[2,5]	–0.09%	–0.66%	6.65%	6.91%	7.16%	05/01/1989
High Yield Bond Portfolio[1,2,3]	1.18%	9.76%	8.20%	3.54%	5.83%	02/23/1987
Jennison Portfolio[1]	3.25%	19.78%	–4.47%	–5.00%	9.59%	04/25/1995
Money Market Portfolio[6]	0.37%	0.74%	1.41%	3.11%	4.21%	05/13/1983
Seven-Day Current Net Yield 0.74%
Natural Resources Portfolio[1,2,7,8,9]	5.70%	36.16%	18.19%	18.83%	14.20%	05/01/1988
Small Capitalization Stock Portfolio[10]	9.73%	34.55%	8.93%	10.48%	13.07%	04/25/1995
Stock Index Portfolio	3.23%	18.58%	–0.97%	–2.40%	11.54%	10/19/1987
Value Portfolio[1]	6.05%	22.77%	0.97%	2.68%	10.58%	02/19/1988
Zero Coupon Bond Portfolio 2005[11]	–0.16%	–0.42%	5.71%	6.54%	7.89%	05/01/1989

Past performance is not indicative of future returns and current performance may be lower or higher than the past performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance is net of investment fees and fund expenses, but not product charges. If product charges were included, the performance quoted would be significantly lower. Six-month returns are not annualized.

[1]	The Portfolio may invest in foreign securities, which are subject to the risks of currency fluctuation and the impact of social, political, and economic change.
[2]	The Portfolio may invest in derivative securities, which may carry market, credit, and liquidity risks. These risks may result in greater share price volatility.
[3]	High yield bonds, also known as “junk” bonds, are subject to great credit and market liquidity risks, which may result in greater share price volatility.
[4]	Foreign investments are subject to the risks of currency fluctuation and the impact of social, political, and economic change, which may result in greater share price volatility.
[5]	The guarantee on U.S. government securities applies only to the underlying securities of the Portfolio, and not to the value of the Portfolio’s shares.
[6]	The yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotations. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money by investing in the Portfolio.
[7]	Natural resources companies are affected by numerous factors, including events of nature, inflationary pressures, and international politics. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio.
[8]	The Portfolio is not diversified and may not be appropriate for all investors. Investment in a nondiversified portfolio involves greater risks than a diversified investment, because a loss resulting from a particular security will have a greater impact on the Portfolio’s overall return.
[9]	The Portfolio may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Portfolio’s performance.
[10]	Small and mid-size companies may have limited marketability, and may be subject to more erratic or abrupt market movements than large-cap stocks.
[11]	The values in this Portfolio will also fluctuate as interest rates rise and fall, since zero coupon bonds are very interest-rate sensitive.

The Prudential Series Fund, Inc.	Semiannual Report	JUNE 30, 2004

Letter to Contract Owners

•	DEAR CONTRACT OWNER

The U.S. stock market slowed in 2004 following a particularly strong performance in 2003. Some investors still seem to be watching developments from the sidelines. This reaction is understandable, given the unsettled global political climate and the potential for rising short-term interest rates. However, too much time on the sidelines can make it difficult to achieve long-term goals. We recommend a different approach.

A broadly diversified portfolio through asset allocation can help you better manage downside risk by avoiding overexposure to any specific asset class. And this strategy may better position your investments to capture more upside performance as asset classes rotate in and out of favor.

Your investment professional can help you create a diversified investment plan that takes into account your reasons for investing, the time you have to reach your goals, and the amount of risk you feel comfortable assuming. With the proper asset allocation in your portfolio, it will be easier for you to stay focused on achieving your long-term goals.

Prudential is committed to providing you with the financial solutions to help you grow and protect your wealth. We thank you for your confidence in our products and look forward to continuing to serve your investment needs.

Sincerely,

David R. Odenath, Jr.
Chairman,
The Prudential Series Fund, Inc.	July 30, 2004

CONSERVATIVE BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value including securities on loan of $572,484,234 (cost $3,606,056,240)	$3,602,486,112
Cash	42,791
Receivable for investments sold	29,304,432
Dividends and interest receivable	11,480,594
Due from broker—variation margin	456,130
Receivable for capital stock sold	35,690
Tax Reclaim receivable	8,426
Prepaid expenses	6,042

Total assets	3,643,820,217

LIABILITIES
Collateral for securities on loan	672,902,048
Payable for investments purchased	121,713,761
Management fee payable	1,278,071
Payable for capital stock repurchased	705,775
Accrued expenses and other liabilities	237,084

Total liabilities	796,836,739

NET ASSETS	$2,846,983,478

Net assets were comprised of:
Common stock, at $0.01 par value	$1,997,399
Paid-in capital in excess of par	2,804,135,855

2,806,133,254
Undistributed net investment income	27,539,468
Accumulated net realized gain on investments	16,458,839
Net unrealized depreciation on investments	(3,148,083)

Net assets, June 30, 2004	$2,846,983,478

Net asset value and redemption price per share, $2,846,983,478 / 199,739,939 outstanding shares of common stock (authorized 525,000,000 shares)	$14.25

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Interest	$19,785,396
Dividends	15,603,551
Income from securities lending, net	453,944

35,842,891

EXPENSES
Management fee	7,873,697
Custodian’s fees and expenses	232,000
Shareholders’ reports	97,000
Directors’ fees	24,000
Insurance expenses	24,000
Commitment fee on syndicated credit agreement	20,000
Audit fee	19,000
Legal fees and expenses	11,000
Transfer agent’s fees and expenses	1,000
Miscellaneous	9,352

Total expenses	8,311,049
Less: custodian fee credit	(7,626)

Net expenses	8,303,423

NET INVESTMENT INCOME	27,539,468

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	12,095,838
Futures transactions	11,870,563

23,966,401

Net change in unrealized appreciation (depreciation) on:
Investments	11,759,962
Futures	(6,254,344)

5,505,618

NET GAIN ON INVESTMENTS	29,472,019

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$57,011,487

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$27,539,468	$54,829,681
Net realized gain on investments	23,966,401	77,165,130
Net change in unrealized appreciation (depreciation) on investments	5,505,618	337,526,752

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	57,011,487	469,521,563

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(55,941,153)	(73,725,917)
Distributions from net realized capital gains	(16,740,774)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(72,681,927)	(73,725,917)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,433,991 and 3,313,419 shares, respectively]	20,414,062	43,720,032
Capital stock issued in reinvestment of dividends and distributions [5,151,093 and 6,123,415 shares, respectively]	72,681,927	73,725,917
Capital stock repurchased [8,740,827 and 21,565,238 shares, respectively]	(125,413,579)	(278,564,074)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(32,317,590)	(161,118,125)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,988,030)	234,677,521
NET ASSETS:
Beginning of period	2,894,971,508	2,660,293,987

End of period (a)	$2,846,983,478	$2,894,971,508

(a) Includes undistributed net investment income of:	$27,539,468	$55,941,153

SEE NOTES TO FINANCIAL STATEMENTS.

A1

DIVERSIFIED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2004

ASSETS
Investments, at value including securities on loan of $135,376,847 (cost $1,548,263,344)	$1,555,561,203
Cash	1,834,261
Foreign currency, at value (cost $827,188)	837,113
Receivable for investments sold	103,093,310
Interest receivable	14,648,831
Receivable for capital stock sold	205,840
Due from broker—variation margin	69,831
Unrealized appreciation on interest rate swaps	48,993
Prepaid expenses	3,137
Interest receivable on swap agreement	1,002

Total assets	1,676,303,521

LIABILITIES
Collateral for securities on loan	143,217,902
Payable for investments purchased	122,738,034
Investments sold short, at value (cost $61,458,984)	62,354,049
Unrealized depreciation on forward foreign currency contracts	595,661
Payable for capital stock repurchased	503,817
Management fee payable	440,628
Accrued expenses and other liabilities	206,051
Interest payable on short positions	160,069
Deferred directors’ fees	8,539

Total liabilities	330,224,750

NET ASSETS	$1,346,078,771

Net assets were comprised of:
Common stock, at $0.01 par value	$1,226,541
Paid-in capital in excess of par	1,340,141,124

1,341,367,665
Undistributed net investment income	2,959,860
Accumulated net realized loss on investments	(4,158,013)
Net unrealized appreciation on investments and foreign currencies	5,909,259

Net assets, June 30, 2004	$1,346,078,771

Net asset value and redemption price per share, $1,346,078,771 / 122,654,087 outstanding shares of common stock (authorized 275,000,000 shares)	$10.97

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Interest	$31,446,993
Dividends	1,449,167
Income from securities lending, net	160,889

33,057,049

EXPENSES
Management fees	2,768,502
Custodian’s fees and expenses	124,000
Shareholders’ reports	99,000
Audit fee	16,000
Directors’ fees	15,000
Insurance expenses	12,000
Commitment fee on syndicated credit agreement	10,000
Legal fees and expenses	7,500
Transfer agent’s fees and expenses	1,200
Miscellaneous	5,056

Total expenses	3,058,258
Less: custodian fee credit	(4,709)

Net expenses	3,053,549

NET INVESTMENT INCOME	30,003,500

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	10,359,943
Futures transactions	415,686
Foreign currency transactions	(1,194,677)
Short sales	98,908

9,679,860

Net change in unrealized appreciation (depreciation) on:
Investments	(36,209,491)
Futures	207,305
Foreign currencies	226,852
Interest rate swaps	48,993
Short sales	(895,065)

(36,621,406)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(26,941,546)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,061,954

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$30,003,500	$56,823,816
Net realized gain on investments and foreign currencies	9,679,860	33,989,526
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(36,621,406)	12,539,296

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,061,954	103,352,638

DIVIDENDS:
Dividends from net investment income	(27,223,926)	(57,232,060)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [2,226,581 and 18,720,228 shares, respectively]	25,006,799	205,756,877
Capital stock issued in reinvestment of dividends and distributions [2,439,450 and 5,149,986 shares, respectively]	27,223,926	57,232,060
Capital stock repurchased [8,932,276 and 23,581,158 shares, respectively]	(99,965,799)	(261,397,152)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(47,735,074)	1,591,785

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,897,046)	47,712,363
NET ASSETS:
Beginning of period	1,417,975,817	1,370,263,454

End of period (a)	$1,346,078,771	$1,417,975,817

(a) Includes undistributed net investment income of:	$2,959,860	$180,286

SEE NOTES TO FINANCIAL STATEMENTS.

A2

EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value including securities on loan of $518,026,403 (cost $4,003,832,666)	$4,532,783,641
Receivable for investments sold	15,145,181
Dividends and interest receivable	3,390,739
Receivable for capital stock sold	287,591
Tax reclaim receivable	192,243
Due from broker—variation margin	55,285
Prepaid expenses	7,723

Total assets	4,551,862,403

LIABILITIES
Collateral for securities on loan	531,216,049
Payable for investments purchased	5,001,560
Management fee payable	1,466,279
Payable for capital stock repurchased	988,800
Accrued expenses and other liabilities	816,779
Withholding tax payable	55,638
Distribution fee payable	239
Administration fee payable	143

Total liabilities	539,545,487

NET ASSETS	$4,012,316,916

Net assets were comprised of:
Common stock, at $0.01 par value	$1,899,933
Paid-in capital in excess of par	4,302,121,677

4,304,021,610
Undistributed net investment income	17,828,353
Accumulated net realized loss on investments	(838,560,341)
Net unrealized appreciation on investments and foreign currencies	529,027,294

Net assets, June 30, 2004	$4,012,316,916

Class I:
Net asset value and redemption price per share, $4,011,144,002 / 189,937,678 outstanding shares of common stock (authorized 525,000,000 shares)	$21.12

Class II:
Net asset value and redemption price per share, $1,172,914 / 55,590 outstanding shares of common stock (authorized 50,000,000 shares)	$21.10

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $513,925 foreign withholding tax)	$26,762,084
Interest	132,461
Income from securities loaned, net	471,680

27,366,225

EXPENSES
Management fee	8,984,376
Distribution fee—Class II	1,270
Administration fee—Class II	762
Shareholders’ reports	231,000
Custodian’s fees and expenses	192,000
Directors’ fees	31,000
Insurance expenses	31,000
Commitment fee on syndicated credit agreement	26,000
Audit fee	17,000
Legal fees and expenses	11,000
Transfer agent’s fees and expenses	2,700
Miscellaneous	10,391

Total operating expenses	9,538,499
Loan interest expense (Note 8)	32
Less: custodian fee credit	(659)

Net expenses	9,537,872

NET INVESTMENT INCOME	17,828,353

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	90,879,254
Futures transactions	857,624
Foreign currency transactions	1,155

91,738,033

Net change in unrealized appreciation (depreciation) on:
Investments	(244,645)
Futures	(446,926)
Foreign currencies	572

(690,999)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	91,047,034

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,875,387

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$17,828,353	$33,670,503
Net realized gain (loss) on investments and foreign currencies	91,738,033	(183,886,765)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(690,999)	1,131,897,112

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	108,875,387	981,680,850

DIVIDENDS:
Dividends from net investment income
Class I	(277,872)	(34,653,868)
Class II	—	(3,532)

TOTAL DIVIDENDS	(277,872)	(34,657,400)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [2,809,143 and 5,749,045 shares, respectively]	58,443,363	101,063,434
Capital stock issued in reinvestment of dividends [13,561 and 1,744,973 shares, respectively]	277,872	34,657,400
Capital stock repurchased [8,072,056 and 20,110,903 shares, respectively]	(168,152,809)	(343,584,774)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(109,431,574)	(207,863,940)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(834,059)	739,159,510
NET ASSETS:
Beginning of period	4,013,150,975	3,273,991,465

End of period (a)	$4,012,316,916	$4,013,150,975

(a) Includes undistributed net investment income of:	$17,828,353	$277,872

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FLEXIBLE MANAGED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value including securities on loan of $776,081,780 (cost $4,379,644,531)	$4,621,233,896
Receivable for investments sold	97,164,372
Dividends and interest receivable	10,713,283
Due from broker—variation margin	1,467,194
Receivable for capital stock sold	59,159
Tax reclaim receivable	26,990
Prepaid expenses	7,400

Total assets	4,730,672,294

LIABILITIES
Collateral for securities on loan	842,708,513
Payable for investments purchased	164,851,186
Management fee payable	1,816,238
Payable for capital stock repurchased	687,875
Accrued expenses and other liabilities	410,994
Payable to custodian	3,471
Withholding tax payable	928

Total liabilities	1,010,479,205

NET ASSETS	$3,720,193,089

Net assets were comprised of:
Common stock, at $0.01 par value	$2,404,072
Paid-in capital in excess of par	3,727,759,325

3,730,163,397
Undistributed net investment income	26,803,012
Accumulated net realized loss on investments	(280,244,332)
Net unrealized appreciation on investments	243,471,012

Net assets, June 30, 2004	$3,720,193,089

Net asset value and redemption price per share, $3,720,193,089 / 240,407,184 outstanding shares of common stock (authorized 600,000,000 shares)	$15.47

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $3,726 foreign withholding tax)	$22,650,444
Interest (net of $221 foreign withholding tax)	15,094,001
Income from securities loaned, net	528,955

38,273,400

EXPENSES
Management fee	11,074,164
Custodian’s fees and expenses	254,000
Directors’ fees	30,000
Insurance expenses	29,000
Commitment fee on syndicated credit agreement	24,000
Shareholders’ reports	23,000
Audit fee	18,000
Legal fees and expenses	12,000
Transfer agent’s fees and expenses	1,000
Miscellaneous	8,192

Total expenses	11,473,356
Less: custodian fee credit	(2,967)

Net expenses	11,470,389

NET INVESTMENT INCOME	26,803,011

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
Investments	134,304,297
Futures transactions	20,969,729

155,274,026

Net change in unrealized appreciation (depreciation) on:
Investments	(48,759,090)
Futures	(9,864,057)

(58,623,147)

NET GAIN ON INVESTMENTS	96,650,879

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,453,890

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$26,803,011	$52,024,319
Net realized gain on investments	155,274,026	39,518,773
Net change in unrealized appreciation (depreciation) on investments	(58,623,147)	629,700,770

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	123,453,890	721,243,862

DIVIDENDS:
Dividends from net investment income	(52,897,054)	(68,283,392)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,227,761 and 3,981,685 shares, respectively]	18,837,453	54,389,704
Capital stock issued in reinvestment of dividends and distributions [3,496,170 and 5,574,154 shares, respectively]	52,897,054	68,283,392
Capital stock repurchased [7,535,059 and 19,797,358 shares, respectively]	(115,674,736)	(263,069,457)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(43,940,229)	(140,396,361)

TOTAL INCREASE IN NET ASSETS	26,616,607	512,564,109
NET ASSETS:
Beginning of period	3,693,576,482	3,181,012,373

End of period (a)	$3,720,193,089	$3,693,576,482

(a) Includes undistributed net investment income of:	$26,803,012	$52,897,055

SEE NOTES TO FINANCIAL STATEMENTS.

A4

GLOBAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value including securities on loan of $124,398,388 (cost $718,006,354)	$779,119,814
Foreign currency, at value (cost $9,735,383)	9,706,171
Receivable for investments sold	10,120,452
Dividends receivable	783,880
Receivable for capital stock sold	662,332
Foreign tax reclaim receivable	211,052
Prepaid expenses	1,227

Total assets	800,604,928

LIABILITIES
Collateral for securities on loan	126,839,079
Payable for investments purchased	15,634,546
Management fee payable	401,286
Accrued expenses	229,781
Payable for capital stock repurchased	94,172

Total liabilities	143,198,864

NET ASSETS	$657,406,064

Net assets were comprised of:
Common stock, at $0.01 par value	$435,539
Paid-in capital in excess of par	830,727,923

831,163,462
Undistributed net investment income	3,018,009
Accumulated net realized loss on investments	(237,867,688)
Net unrealized appreciation on investments and foreign currencies	61,092,281

Net assets, June 30, 2004	$657,406,064

Net asset value and redemption price per share, $657,406,064 / 43,553,865 outstanding shares of common stock (authorized 125,000,000 shares)	$15.09

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $613,513 foreign withholding tax)	$5,541,586
Interest	1,652
Income from securities loaned, net	255,091

5,798,329

EXPENSES
Management fee	2,495,158
Custodian’s fees and expenses	201,000
Shareholders’ reports	95,000
Directors’ fees	10,000
Audit fee	8,000
Legal fees and expenses	5,700
Insurance expenses	5,000
Commitment fee on syndicated credit agreement	4,200
Transfer agent’s fees and expenses	2,500
Miscellaneous	3,483

Total operating expenses	2,830,041
Loan interest expense (Note 8)	136
Less: custodian fee credit	(1,429)

Net expenses	2,828,748

NET INVESTMENT INCOME	2,969,581

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	36,402,053
Foreign currency transactions	(452,927)

35,949,126

Net change in unrealized appreciation (depreciation) on:
Investments	(34,252,990)
Foreign currencies	(197,486)

(34,450,476)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	1,498,650

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,468,231

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,969,581	$4,453,078
Net realized gain on investments and foreign currencies	35,949,126	11,664,997
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(34,450,476)	154,048,178

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,468,231	170,166,253

DIVIDENDS:
Dividends from net investment income	(6,503,370)	(2,077,796)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [3,187,472 and 17,778,589 shares, respectively]	48,896,503	225,317,636
Capital stock issued in reinvestment of dividends [428,699 and 184,202 shares, respectively]	6,503,370	2,077,796
Capital stock repurchased [4,020,141 and 19,392,533 shares, respectively]	(61,589,032)	(244,784,313)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(6,189,159)	(17,388,881)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,224,298)	150,699,576
NET ASSETS:
Beginning of period	665,630,362	514,930,786

End of period (a)	$657,406,064	$665,630,362

(a) Includes undistributed net investment income of:	$3,018,009	$6,551,798

SEE NOTES TO FINANCIAL STATEMENTS.

A5

GOVERNMENT INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value including securities on loan of $125,087,801 (cost $562,376,120)	$565,093,151
Cash	6
Receivable for investments sold	38,694,624
Interest receivable	3,456,480
Receivable for capital stock sold	12,804
Prepaid assets	1,112

Total assets	607,258,177

LIABILITIES
Collateral for securities on loan	128,254,855
Payable for investments purchased	55,125,203
Due to broker—variation margin	343,187
Management fee payable	138,665
Accrued expenses and other liabilities	79,312
Payable for capital stock repurchased	73,306
Deferred directors’ fees	3,689

Total liabilities	184,018,217

NET ASSETS	$423,239,960

Net assets were comprised of:
Common stock, at $0.01 par value	$368,787
Paid-in capital in excess of par	425,432,056

425,800,843
Undistributed net investment income	1,515,680
Accumulated net realized loss on investments	(6,344,733)
Net unrealized appreciation on investments	2,268,170

Net assets, June 30, 2004	$423,239,960

Net asset value and redemption price per share, $423,239,960 / 36,878,704 outstanding shares of common stock (authorized 100,000,000 shares)	$11.48

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Interest	$9,534,411
Dividends	316,313
Income from securities loaned, net	120,347

9,971,071

EXPENSES
Management fee	880,964
Custodian’s fees and expenses	68,000
Shareholders’ reports	44,000
Directors’ fees	10,000
Audit fee	6,300
Legal fees and expenses	6,000
Insurance expenses	4,400
Commitment fee on syndicated credit agreement	3,400
Transfer agent’s fees and expenses	1,000
Miscellaneous	816

Total expenses	1,024,880
Less: custodian fee credit	(3,630)

Net expenses	1,021,250

NET INVESTMENT INCOME	8,949,821

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,302,481)
Options written	65,471
Futures transactions	(1,478,562)

(3,715,572)

Net change in unrealized appreciation (depreciation) on:
Investments	(6,100,147)
Futures	559,690

(5,540,457)

NET LOSS ON INVESTMENTS	(9,256,029)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(306,208)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,949,821	$18,651,561
Net realized gain (loss) on investments	(3,715,572)	7,593,248
Net change in unrealized appreciation (depreciation) on investments	(5,540,457)	(14,198,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(306,208)	12,046,287

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(9,076,049)	(18,674,043)
Distributions from net realized capital gains	(7,001,295)	(17,308,742)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(16,077,344)	(35,982,785)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [755,527 and 5,718,477 shares, respectively]	8,993,611	70,040,168
Capital stock issued in reinvestment of dividends and distributions [1,367,311 and 2,987,413 shares, respectively]	16,077,344	35,982,785
Capital stock repurchased [3,962,787 and 8,715,550 shares, respectively]	(46,963,845)	(104,847,327)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(21,892,890)	1,175,626

TOTAL DECREASE IN NET ASSETS	(38,276,442)	(22,760,872)
NET ASSETS:
Beginning of period	461,516,402	484,277,274

End of period (a)	$423,239,960	$461,516,402

(a) Includes undistributed net investment income of:	$1,515,680	$1,641,908

SEE NOTES TO FINANCIAL STATEMENTS.

A6

HIGH YIELD BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

as of June 30, 2004

ASSETS
Investments, at value including securities on loan of $310,983,345 (cost $1,744,484,337)	$1,742,934,843
Cash	2,564,053
Foreign currency, at value (cost $54,563)	53,492
Dividends and interest receivable	27,247,378
Receivable for investments sold	3,825,144
Receivable for capital stock sold	118,176
Prepaid expenses	2,784

Total assets	1,776,745,870

LIABILITIES
Collateral for securities on loan	331,196,019
Payable for investments purchased	21,054,934
Management fee payable	637,543
Accrued expenses and other liabilities	364,013
Payable for capital stock repurchased	231,335
Deferred director’s fee payable	5,486

Total liabilities	353,489,330

NET ASSETS	$1,423,256,540

Net assets were comprised of:
Common stock, at $0.01 par value	$2,758,637
Paid-in capital in excess of par	1,690,118,836

1,692,877,473
Undistributed net investment income	2,081,401
Accumulated net realized loss on investments	(270,151,769)
Net unrealized depreciation on investments and foreign currency	(1,550,565)

Net Assets June 30, 2004	$1,423,256,540

Net asset value and redemption price per share, $1,423,256,540 / 275,863,654 outstanding shares of common stock (authorized 600,000,000 shares)	$5.16

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Interest	$57,399,335
Dividends	1,695,659
Income from securities loaned, net	435,280

59,530,274

EXPENSES
Management fee	3,972,028
Custodian’s fees and expenses	150,000
Shareholders’ reports	68,000
Audit fee	18,000
Directors’ fees	15,000
Insurance expenses	11,000
Commitment fee on syndicated credit agreement	9,500
Legal fees and expenses	8,800
Transfer agent’s fees and expenses	1,300
Miscellaneous	5,455

Total expenses	4,259,083
Less: custodian fee credit	(3,738)

Net expenses	4,255,345

NET INVESTMENT INCOME	55,274,929

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment	24,248,889
Foreign currency transactions	(77,920)

24,170,969

Net change in unrealized appreciation (depreciation) on:
Investments	(62,795,739)
Foreign currencies	(1,071)

(62,796,810)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(38,625,841)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,649,088

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$55,274,929	$104,322,351
Net realized gain on investments and foreign currencies	24,170,969	6,319,986
Net change in unrealized appreciation (depreciation) on investments	(62,796,810)	179,026,505

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	16,649,088	289,668,842

DIVIDENDS:
Dividends from net investment income	(52,320,630)	(108,990,863)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [5,399,772 and 36,334,558 shares, respectively]	28,842,015	183,598,701
Capital stock issued in reinvestment of dividends [10,047,108 and 21,686,510 shares, respectively]	52,320,630	108,990,863
Capital stock repurchased [16,791,054 and 26,825,205 shares, respectively]	(88,921,751)	(135,167,810)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(7,759,106)	157,421,754

TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,430,648)	338,099,733
NET ASSETS:
Beginning of period	1,466,687,188	1,128,587,455

End of period (a)	$1,423,256,540	$1,466,687,188

(a) Includes undistributed net investment income of:	$2,081,401	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A7

JENNISON PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value including securities on loan of $501,485,955 (cost $2,250,886,928)	$2,527,171,991
Receivable for investments sold	13,846,908
Dividends and interest receivable	1,025,900
Receivable for capital stock sold	952,934
Tax reclaim receivable	91,058
Prepaid expenses	3,488

2,543,092,279

LIABILITIES
Collateral for securities on loan	516,378,835
Payable for investments purchased	7,875,937
Management fee payable	977,831
Payable for capital stock repurchased	496,857
Accrued expenses	233,580
Distribution fee payable	15,632
Administration fee payable	9,379

525,988,051

NET ASSETS	$2,017,104,228

Net assets were comprised of:
Common stock, at $0.01 par value	$1,176,227
Paid-in capital in excess of par	2,898,799,910

2,899,976,137
Undistributed net investment income	1,353,343
Accumulated net realized loss on investments	(1,160,515,201)
Net unrealized appreciation on investments and foreign currencies	276,289,949

Net assets, June 30, 2004	$2,017,104,228

Class I:
Net asset value and redemption price per share, $1,938,114,276 / 112,965,935 outstanding shares of common stock (authorized 275,000,000 shares)	$17.16

Class II:
Net asset value and redemption price per share, $78,989,952 / 4,656,796 outstanding shares of common stock (authorized 75,000,000 shares)	$16.96

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends and interests (net of $352,244 foreign withholding tax)	$7,224,594
Income from securities lending, net	320,436

7,545,030

EXPENSES
Management fee	5,699,255
Distribution fee—Class II	94,029
Administration fee—Class II	56,417
Shareholders’ reports	156,000
Custodian’s fees and expenses	114,000
Audit fee	16,000
Directors’ fees	15,000
Insurance expenses	14,000
Commitment fee on syndicated credit agreement	11,000
Legal fees and expenses	8,000
Transfer agent’s fees and expenses	3,200
Miscellaneous	4,763

Total operating expenses	6,191,664
Loan interest expense (Note 8)	185
Less: custodian fee credit	(162)

Net expenses	6,191,687

NET INVESTMENT INCOME	1,353,343

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	38,528,185
Foreign currency transactions	(53,365)

38,474,820

Net change in unrealized appreciation (depreciation) on:
Investments	22,281,705
Foreign currencies	(3,488)

22,278,217

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	60,753,037

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$62,106,380

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,353,343	$4,219,386
Net realized gain (loss) on investments and foreign currencies	38,474,820	(65,648,829)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	22,278,217	482,870,934

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	62,106,380	421,441,491

DIVIDENDS:
Dividends from net investment income
Class I	(10,258)	(4,049,114)
Class II	—	—

	(10,258)	(4,049,114)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [13,562,543 and 16,084,536 shares, respectively]	227,808,075	232,921,690
Capital stock issued in reinvestment of dividends [621 and 248,870 shares, respectively]	10,258	4,049,114
Capital stock repurchased [7,107,114 and 17,502,720 shares, respectively]	(119,514,862)	(244,549,890)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	108,303,471	(7,579,086)

TOTAL INCREASE IN NET ASSETS	170,399,593	409,813,291
NET ASSETS:
Beginning of period	1,846,704,635	1,436,891,344

End of period (a)	$2,017,104,228	$1,846,704,635

(a) Includes undistributed net investment income of:	$1,353,343	$10,258

SEE NOTES TO FINANCIAL STATEMENTS.

A8

MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, excluding repurchase agreements, at value (amortized cost $789,475,070)	$789,475,070
Repurchase agreements (amortized cost $190,000,000)	190,000,000
Cash	5,421,324
Interest receivable	1,666,088
Receivable for capital stock sold	540,115
Prepaid expenses	2,795

Total assets	987,105,392

LIABILITIES
Payable for investments purchased	30,407,380
Payable for capital stock repurchased	635,006
Management fee payable	308,588
Accrued expenses	186,385

Total liabilities	31,537,359

NET ASSETS	$955,568,033

Net assets were comprised of:
Common stock, at $0.01 par value	$955,568
Paid-in capital in excess of par	954,612,465

Net assets, June 30, 2004	$955,568,033

Net asset value and redemption price per share, $955,568,033 / 95,556,803 outstanding shares of common stock (authorized 275,000,000 shares)	$10.00

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Interest	$5,300,787

EXPENSES
Management fee	1,799,613
Shareholders’ reports	113,000
Custodian’s fees and expenses	54,000
Directors’ fees	12,000
Insurance expenses	11,000
Audit fee	9,200
Legal fees and expenses	6,800
Transfer agent’s fees and expenses	2,700
Miscellaneous	3,049

Total expenses	2,011,362
Less: custodian fee credit	(54)

Net expenses	2,011,308

NET INVESTMENT INCOME	3,289,479

NET REALIZED GAIN ON INVESTMENTS	21,564

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,311,043

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,289,479	$10,058,336
Net realized gain on investments	21,564	5,631

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,311,043	10,063,967

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(3,289,479)	(10,058,336)
Distributions from net realized capital gains	(21,564)	(5,631)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,311,043)	(10,063,967)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [36,241,668 and 79,403,786 shares, respectively]	362,416,679	794,037,861
Capital stock issued in reinvestment of dividends and distributions [331,104 and 1,006,397 shares, respectively]	3,311,043	10,063,967
Capital stock repurchased [34,381,043 and 123,701,580 shares, respectively]	(343,810,428)	(1,237,015,795)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	21,917,294	(432,913,967)

TOTAL INCREASE (DECREASE) IN NET ASSETS	21,917,294	(432,913,967)
NET ASSETS:
Beginning of period	933,650,739	1,366,564,706

End of period	$955,568,033	$933,650,739

SEE NOTES TO FINANCIAL STATEMENTS.

A9

NATURAL RESOURCES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value including securities on loan of $145,863,856 (cost $489,481,313)	$675,857,204
Receivable for investments sold	6,263,901
Dividends and interest receivable	979,062
Receivable for capital stock sold	11,055
Prepaid expenses	850

Total assets	683,112,072

LIABILITIES
Collateral for securities on loan	151,779,365
Payable for investments purchased	2,402,237
Payable to custodian	248,988
Management fee payable	188,510
Payable for capital stock repurchased	113,041
Withholding tax payable	111,439
Accrued expenses and other liabilities	88,071

Total liabilities	154,931,651

NET ASSETS	$528,180,421

Net assets were comprised of:
Common stock, at $0.01 par value	$196,230
Paid-in capital in excess of par	336,730,347

336,926,577
Distributions in excess of net investment income	(17,032,476)
Accumulated net realized gain on investments	21,910,665
Net unrealized appreciation on investments and foreign currencies	186,375,655

Net assets, June 30, 2004	$528,180,421

Net asset value and redemption price per share, $528,180,421 / 19,622,969 outstanding shares of common stock (authorized 100,000,000 shares)	$26.92

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $204,867 foreign withholding tax)	$2,604,750
Interest	2,091
Income from securities lending, net	348,588

2,955,429

EXPENSES
Management fee	1,153,040
Custodian’s fees and expenses	97,000
Shareholders’ reports	34,000
Directors’ fees	7,800
Audit fee	6,900
Legal fees and expenses	6,000
Insurance expenses	3,400
Commitment fee on syndicated credit agreement	3,000
Transfer agent’s fees and expenses	700
Miscellaneous	2,475

Total expenses	1,314,315
Less: custodian fee credit	(214)

Net expenses	1,314,101

NET INVESTMENT INCOME	1,641,328

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	21,947,426
Foreign currency transactions	4,725

21,952,151

Net change in unrealized appreciation (depreciation) on:
Investments	4,549,851
Foreign currencies	(3,144)

4,546,707

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	26,498,858

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,140,186

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,641,328	$3,234,760
Net realized gain on investments and foreign currencies	21,952,151	34,228,780
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	4,546,707	104,149,291

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	28,140,186	141,612,831

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(18,430,595)	(16,566,539)
Distributions from net realized capital gains	(19,967,025)	(25,527,524)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(38,397,620)	(42,094,063)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [853,502 and 1,216,643 shares, respectively]	23,634,644	27,391,981
Capital stock issued in reinvestment of dividends and distributions [1,462,209 and 2,200,422 shares, respectively]	38,397,620	42,094,063
Capital stock repurchased [837,127 and 2,238,450 shares, respectively]	(22,319,680)	(49,471,579)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	39,712,584	20,014,465

TOTAL INCREASE IN NET ASSETS	29,455,150	119,533,233
NET ASSETS:
Beginning of period	498,725,271	379,192,038

End of period	$528,180,421	$498,725,271

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SMALL CAPITALIZATION STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value including securities on loan of $209,832,642 (cost $758,554,367)	$895,194,792
Cash	810,067
Receivable for investments sold	4,200,614
Dividends and interest receivable	508,289
Receivable for capital stock sold	175,940
Due from broker—variation margin	104,500
Prepaid expenses	1,117

Total assets	900,995,319

LIABILITIES
Collateral for securities on loan	217,655,815
Payable for investments purchased	3,243,273
Management fee payable	215,189
Payable for capital stock repurchased	177,680
Accrued expenses and other liabilities	134,321

Total liabilities	221,426,278

NET ASSETS	$679,569,041

Net assets were comprised of:
Common stock, at $0.01 par value	$352,512
Paid-in capital in excess of par	509,279,433

509,631,945
Undistributed net investment income	1,626,605
Accumulated net realized gain on investments	31,516,691
Net unrealized appreciation on investments	136,793,800

Net assets, June 30, 2004	$679,569,041

Net asset value and redemption price per share, $679,569,041 / 35,251,229 outstanding shares of common stock (authorized 100,000,000 shares)	$19.28

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $1,300 foreign withholding tax)	$2,886,191
Interest	4,096
Income from securities lending, net	227,122

3,117,409

EXPENSES
Management fee	1,289,885
Custodian’s fees and expenses	92,000
Shareholders’ reports	50,000
Audit fee	9,000
Directors’ fees	8,700
Legal fees and expenses	5,000
Insurance expenses	4,500
Commitment fee on syndicated credit agreement	1,200
Transfer agent’s fees and expenses	1,000
Miscellaneous	30,379

Total operating expenses	1,491,664
Less: custodian fee credit	(860)

Net expenses	1,490,804

NET INVESTMENT INCOME	1,626,605

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	35,003,386
Futures transactions	399,444

35,402,830

Net change in unrealized appreciation (depreciation) on:
Investments	23,156,629
Futures	8,900

23,165,529

NET GAIN ON INVESTMENTS	58,568,359

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$60,194,964

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income	$1,626,605	$2,382,260
Net realized gain on investments	35,402,830	6,054,498
Net change in unrealized appreciation (depreciation) on investments	23,165,529	161,178,295

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	60,194,964	169,615,053

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(49,770)	(2,476,478)
Distributions from net realized capital gains	(2,458,828)	(3,294,388)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,508,598)	(5,770,866)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,594,167 and 3,617,854 shares, respectively]	29,245,983	55,220,782
Capital stock issued in reinvestment of dividends and distributions [138,444 and 416,271 shares, respectively]	2,508,598	5,770,866
Capital stock repurchased [1,632,887 and 5,077,773 shares, respectively]	(29,770,649)	(72,352,327)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	1,983,932	(11,360,679)

TOTAL INCREASE IN NET ASSETS	59,670,298	152,483,508
NET ASSETS:
Beginning of period	619,898,743	467,415,235

End of period (a)	$679,569,041	$619,898,743

(a) Includes undistributed net investment income of:	$1,626,605	$49,770

SEE NOTES TO FINANCIAL STATEMENTS.

A11

STOCK INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value including securities on loan of $646,329,954 (cost $2,968,742,345)	$3,644,267,464
Cash	69,753
Dividends receivable	3,318,206
Receivable for investments sold	1,032,481
Due from broker—variation margin	368,178
Receivable for capital stock sold	348,349
Foreign tax reclaim receivable	8,414
Prepaid expenses	5,571

Total assets	3,649,418,416

LIABILITIES
Collateral for securities on loan	676,950,885
Payable for capital stock repurchased	878,470
Management fee payable	847,912
Payable for investments purchased	809,256
Accrued expenses	292,898

Total liabilities	679,779,421

NET ASSETS	$2,969,638,995

Net assets were comprised of:
Common stock, at $0.01 par value	$999,749
Paid-in capital in excess of par	2,223,239,872

2,224,239,621
Undistributed net investment income	18,545,395
Accumulated net realized gain on investments	50,629,110
Net unrealized appreciation on investments	676,224,869

Net assets, June 30, 2004	$2,969,638,995

Net asset value and redemption price per share, $2,969,638,995 / 99,974,909 outstanding shares of common stock (authorized 275,000,000 shares)	$29.70

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends	$23,769,079
Interest	25,554
Income from securities loaned, net	375,990

24,170,623

EXPENSES
Management fee	5,163,927
Shareholders’ reports	179,000
Custodian’s fees and expenses	175,000
Directors’ fees	24,000
Audit fee	24,000
Insurance expenses	22,000
Commitment fee on syndicated credit agreement	18,000
Legal fees and expenses	11,000
Transfer agent’s fees and expenses	2,700
Miscellaneous	5,843

Total expenses	5,625,470
Less: custodian fee credit	(242)

Net expenses	5,625,228

NET INVESTMENT INCOME	18,545,395

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	49,041,781
Futures transactions	5,265,271

54,307,052

Net change in unrealized appreciation (depreciation) on:
Investments	24,479,447
Futures	(2,252,574)

22,226,873

NET GAIN ON INVESTMENTS	76,533,925

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,079,320

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$18,545,395	$36,066,618
Net realized gain on investments	54,307,052	52,416,302
Net change in unrealized appreciation (depreciation) on investments	22,226,873	557,511,864

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	95,079,320	645,994,784

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(1,141,978)	(36,873,448)
Distributions from net realized capital gains	(50,558,478)	(88,278,910)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(51,700,456)	(125,152,358)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [6,514,595 and 11,323,413 shares, respectively]	191,444,069	289,984,229
Capital stock issued in reinvestment of dividends and distributions [1,797,651 and 5,178,990 shares, respectively]	51,700,456	125,152,358
Capital stock repurchased [8,733,502 and 13,763,310 shares, respectively]	(257,787,033)	(347,327,411)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(14,642,508)	67,809,176

TOTAL INCREASE IN NET ASSETS	28,736,356	588,651,602
NET ASSETS:
Beginning of period	2,940,902,639	2,352,251,037

End of period (a)	$2,969,638,995	$2,940,902,639

(a) Includes undistributed net investment income of:	$18,545,395	$1,141,978

SEE NOTES TO FINANCIAL STATEMENTS.

A12

VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value including securities on loan of $363,229,462 (cost $1,683,470,431)	$1,901,444,777
Dividends and interest receivable	2,523,769
Receivable for investments sold	546,105
Tax reclaim receivable	246,381
Receivable for capital stock sold	53,539
Prepaid expenses	2,835

Total assets	1,904,817,406

LIABILITIES
Collateral for securities on loan	395,136,093
Payable for investments purchased	2,200,846
Payable for capital stock repurchased	516,436
Accrued expenses and other liabilities	487,598
Management fee payable	487,207
Withholding tax payable	162,164
Payable to custodian	2,028
Distribution fee payable	565
Administration fee payable	342

Total liabilities	398,993,279

NET ASSETS	$1,505,824,127

Net assets were comprised of:
Common stock, at $0.01 par value	$817,810
Paid-in capital in excess of par	1,434,384,112

1,435,201,922
Undistributed net investment income	10,544,134
Accumulated net realized loss on investments and foreign currencies	(157,896,412)
Net unrealized appreciation on investments and foreign currencies	217,974,483

Net assets, June 30, 2004	$1,505,824,127

Class I:
Net asset value and redemption price per share $1,503,019,507 / 81,628,474 outstanding shares of common stock (authorized 275,000,000 shares)	$18.41

Class II:
Net asset value and redemption price per share, $2,804,620 / 152,547 outstanding shares of common stock (authorized 50,000,000 shares)	$18.39

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $264,525 foreign withholding tax)	$13,488,347
Income from securities lending, net	303,392

13,791,739

EXPENSES
Management fee	2,971,029
Distribution fee—Class II	3,503
Administration fee—Class II	2,102
Shareholders’ reports	123,000
Custodian’s fees and expenses	87,000
Audit fee	14,000
Directors’ fees	14,000
Insurance expenses	11,000
Commitment fee on syndicated credit agreement	8,200
Legal fees and expenses	8,100
Transfer agent’s fees and expenses	2,700
Miscellaneous	3,487

Total expenses	3,248,121
Loan interest expense (Note 8)	20
Less: custodian fee credit	(536)

Net expenses	3,247,605

NET INVESTMENT INCOME	10,544,134

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	62,179,437
Foreign currency transactions	431

62,179,868

Net change in unrealized appreciation (depreciation) on:
Investments	14,469,350
Foreign currencies	136

14,469,486

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	76,649,354

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$87,193,488

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$10,544,134	$19,114,150
Net realized gain on investments	62,179,868	4,156,849
Net change in unrealized appreciation (depreciation) on investments	14,469,486	302,547,646

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	87,193,488	325,818,645

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	—	(19,922,456)
Class II	—	(26,543)

	—	(19,948,999)

Tax return of capital
Class I	—	(111,957)
Class II	—	(149)

	—	(112,106)

TOTAL DIVIDENDS AND DISTRIBUTIONS	—	(20,061,105)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [2,038,522 and 5,751,364 shares, respectively]	36,690,432	85,572,556
Capital stock issued in reinvestment of dividends [0 and 1,195,581 shares, respectively]	—	20,061,105
Capital stock repurchased [4,282,785 and 13,737,343 shares, respectively]	(77,083,186)	(200,934,074)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(40,392,754)	(95,300,413)

TOTAL INCREASE IN NET ASSETS	46,800,734	210,457,127
NET ASSETS:
Beginning of period	1,459,023,393	1,248,566,266

End of period (a)	$1,505,824,127	$1,459,023,393

(a) Includes undistributed net investment income of:	$10,544,134	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A13

ZERO COUPON BOND PORTFOLIO 2005

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $59,844,570)	$61,843,839
Receivable for capital stock sold	5,857
Interest receivable	518
Prepaid expenses	149

Total assets	61,850,363

LIABILITIES
Accrued expenses and other liabilities	45,648
Management fee payable	20,249
Deferred directors’ fee payable	675
Payable for capital stock repurchased	323

Total liabilities	66,895

NET ASSETS	$61,783,468

Net assets were comprised of:
Common stock, at $0.01 par value	$48,334
Paid-in capital in excess of par	59,315,853

59,364,187
Undistributed net investment income	48,474
Accumulated net realized gain on investments	371,538
Net unrealized appreciation on investments	1,999,269

Net assets, June 30, 2004	$61,783,468

Net asset value and redemption price per share, $61,783,468 / 4,833,397 outstanding shares of common stock (authorized 100,000,000 shares)	$12.78

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Interest	$1,486,267
Dividends	8,423

1,494,690

EXPENSES
Management fee	125,097
Custodian’s fees and expenses	45,000
Shareholders’ reports	8,700
Audit fee	5,600
Legal fees and expenses	5,600
Directors’ fees	5,500
Commitment fee on syndicated credit agreement	900
Insurance expenses	600
Transfer agent’s fees and expenses	300
Miscellaneous	1,220

Total expenses	198,517
Less: custodian fee credit	(20)

Net expenses	198,497

NET INVESTMENT INCOME	1,296,193

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	371,538
Net change in unrealized appreciation (depreciation) on investments	(1,768,993)

NET LOSS ON INVESTMENTS	(1,397,455)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(101,262)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,296,193	$2,875,037
Net realized gain on investments	371,538	1,511,352
Net change in unrealized appreciation (depreciation) on investments	(1,768,993)	(3,113,046)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(101,262)	1,273,343

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(1,247,719)	(2,875,037)
Distributions from net realized capital gains	(1,497,422)	(57,155)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,745,141)	(2,932,192)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [67,383 and 433,990 shares, respectively]	894,248	5,978,323
Capital stock issued in reinvestment of dividends and distributions [211,310 and 216,114 shares, respectively]	2,745,141	2,932,192
Capital stock repurchased [219,077 and 745,055 shares, respectively]	(2,906,071)	(10,203,192)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	733,318	(1,292,677)

TOTAL DECREASE IN NET ASSETS	(2,113,085)	(2,951,526)
NET ASSETS:
Beginning of period	63,896,553	66,848,079

End of period	$61,783,468	$63,896,553

(a) Includes undistributed net investment income of:	$48,474	$—

SEE NOTES TO FINANCIAL STATEMENTS.

A14

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 92.6%		Value (Note 2)
COMMON STOCKS — 56.3%	Shares
Aerospace — 1.1%
Boeing Co.(b)	127,600	$6,519,084
General Dynamics Corp.(b)	29,200	2,899,560
Honeywell International, Inc.	132,512	4,853,915
Lockheed Martin Corp.	67,200	3,499,776
Northrop Grumman Corp.(b)	57,162	3,069,599
Raytheon Co.(b)	67,100	2,400,167
Rockwell Collins, Inc.(b)	29,100	969,612
United Technologies Corp.	78,500	7,181,180

		31,392,893

Airlines — 0.1%
Delta Airlines, Inc.(a)(b)	20,600	146,672
Southwest Airlines Co.	117,300	1,967,121

		2,113,793

Apparel — 0.2%
Cintas Corp.(b)	24,000	1,144,080
Jones Apparel Group, Inc.	17,000	671,160
Nike, Inc. (Class “B” Stock)(b)	40,100	3,037,575
Reebok International Ltd.(a)(b)	10,200	366,996

		5,219,811

Autos – Cars & Trucks — 0.5%
Cummins Engine, Inc.	7,200	450,000
Dana Corp.	25,000	490,000
Delphi Automotive Systems Corp.(b)	86,252	921,171
Ford Motor Co.(b)	279,695	4,377,227
General Motors Corp.(b)	85,191	3,969,049
Genuine Parts Co.	26,100	1,035,648
Navistar International Corp.(a)(b)	8,800	341,088
PACCAR, Inc.	28,275	1,639,667
Visteon Corp.(b)	24,811	289,544

		13,513,394

Banks and Savings & Loans — 4.0%
AmSouth Bancorporation(b)	51,700	1,316,799
Bank of New York Co., Inc. (The)	115,500	3,404,940
Bank One Corp.	168,872	8,612,472
BankAmerica Corp.	311,283	26,340,767
BB&T Corp.(b)	81,200	3,001,964
Charter One Financial, Inc.	32,487	1,435,601
Comerica, Inc.(b)	26,100	1,432,368
First Horizon National Corp.	17,000	772,990
Golden West Financial Corp.	24,000	2,552,400
Huntington Bancshares, Inc.	37,836	866,444
J.P. Morgan & Chase Co.	310,190	12,026,066
KeyCorp Ltd.	63,300	1,892,037
M&T Bank Corp.	17,500	1,527,750
Mellon Financial Corp.	65,900	1,932,847
National City Corp.(b)	92,900	3,252,429
North Fork Bancorporation, Inc.(b)	25,800	981,690
Northern Trust Corp.	32,600	1,378,328
PNC Financial Services Group, Inc. (The)	41,500	2,202,820
Providian Financial Corp.(a)(b)	43,100	632,277
SouthTrust Corp.	52,000	2,018,120
SunTrust Banks, Inc.(b)	44,100	2,866,059
U.S. Bancorp	289,285	7,972,695
Union Planters Corp.(b)	30,300	903,243

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Banks and Savings & Loans (cont’d.)
Wachovia Corp.	199,900	$8,895,550
Wells Fargo & Co.	255,600	14,627,988
Zions Bancorp	12,000	737,400

		113,584,044

Business Services — 0.1%
Fiserv, Inc.(a)	27,500	1,069,475
Omnicom Group, Inc.(b)	29,100	2,208,399
Robert-Half International, Inc.(a)(b)	26,600	791,882

		4,069,756

Chemicals — 0.7%
Air Products & Chemicals, Inc.	34,700	1,820,015
Dow Chemical Co.	139,031	5,658,562
Du Pont E.I. de Nemours & Co.	152,320	6,766,054
Eastman Chemical Co.(b)	11,400	527,022
Engelhard Corp.	18,100	584,811
Great Lakes Chemical Corp.	9,700	262,482
Hercules, Inc.(a)(b)	17,500	213,325
Praxair, Inc.(b)	48,100	1,919,671
Rohm & Haas Co.	33,511	1,393,387
Sigma-Aldrich Corp.(b)	12,100	721,281

		19,866,610

Commercial Services
Convergys Corp.(a)	22,000	338,800
Deluxe Corp.	10,100	439,350

		778,150

Computers — 0.7%
Apple Computer, Inc.(a)	51,600	1,679,064
Dell, Inc.(a)	386,700	13,851,594
Gateway, Inc.(a)(b)	48,800	219,600
NCR Corp.(a)(b)	14,700	728,973
Sun Microsystems, Inc.(a)	493,000	2,139,620

		18,618,851

Computer Services — 4.4%
Adobe Systems, Inc.	37,200	1,729,800
Affiliated Computer Services, Inc.(a)(b)	19,900	1,053,506
Autodesk, Inc.(b)	18,300	783,423
Automatic Data Processing, Inc.	93,000	3,894,840
BMC Software, Inc.(a)(b)	37,900	701,150
Cisco Systems, Inc.(a)	1,034,700	24,522,390
Citrix Systems, Inc.(a)	24,200	492,712
Computer Associates International, Inc.	87,900	2,466,474
Computer Sciences Corp.(a)(b)	28,800	1,337,184
Compuware Corp.(a)	59,000	389,400
Comverse Technology, Inc.(a)	23,500	468,590
Electronic Arts, Inc.(a)	42,200	2,302,010
Electronic Data Systems Corp.(b)	71,600	1,371,140
EMC Corp.(a)(b)	363,350	4,142,190
First Data Corp.(b)	137,110	6,104,137
Intuit, Inc.(a)(b)	30,000	1,157,400
Mercury Interactive Corp.(a)(b)	13,000	647,790
Microsoft Corp.	1,633,100	46,641,336
Network Appliance, Inc.(a)(b)	51,700	1,113,101

SEE NOTES TO FINANCIAL STATEMENTS.

B1

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Computer Services (cont’d.)
Novell, Inc.(a)	55,200	$463,128
Oracle Corp.(a)	789,400	9,417,542
Parametric Technology Corp.(a)	49,200	246,000
PeopleSoft, Inc.(a)	52,200	965,700
Siebel Systems, Inc.(a)	66,800	713,424
SunGard Data Systems, Inc.(a)(b)	40,000	1,040,000
Symantec Corp.(a)(b)	46,000	2,013,880
Symbol Technologies, Inc.	39,800	586,652
Unisys Corp.(a)(b)	49,200	682,896
VERITAS Software Corp.(a)(b)	63,048	1,746,430
Yahoo!, Inc.(a)(b)	200,400	7,280,532

		126,474,757

Construction — 0.1%
Centex Corp.(b)	18,400	841,800
Fluor Corp.	11,300	538,671
KB Home	7,200	494,136
Pulte Homes, Inc.(b)	18,200	946,946
Vulcan Materials Co.	16,400	779,820

		3,601,373

Containers — 0.1%
Ball Corp.(b)	8,800	634,040
Bemis Co., Inc.(b)	14,400	406,800
Pactiv Corp.(a)	26,200	653,428
Sealed Air Corp.(a)(b)	12,500	665,875

		2,360,143

Cosmetics & Soaps — 1.3%
Alberto-Culver Co. (Class “B” Stock)	9,750	488,865
Avon Products, Inc.	71,200	3,285,168
Colgate-Palmolive Co.	81,000	4,734,450
Gillette Co.	152,800	6,478,720
International Flavors & Fragrances, Inc.	15,100	564,740
Procter & Gamble Co. (The)	391,800	21,329,592

		36,881,535

Diversified Consumer Products — 0.6%
Altria Group, Inc.	309,600	15,495,480
Eastman Kodak Co.(b)	42,200	1,138,556
Fortune Brands, Inc.	22,600	1,704,718

		18,338,754

Diversified Office Equipment — 0.2%
Avery Dennison Corp. (Class “A” Stock)(b)	15,500	992,155
Lexmark International, Inc. (Class “A” Stock)(a)(b)	19,433	1,875,868
Pitney Bowes, Inc.	33,400	1,477,950
Xerox Corp.(a)(b)	121,100	1,755,950

		6,101,923

Diversified Operations — 1.9%
Cendant Corp.(a)	151,200	3,701,376
General Electric Co.	1,580,100	51,195,240

		54,896,616

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Drugs & Medical Supplies — 6.7%
Abbott Laboratories	238,600	$9,725,336
Allergan, Inc.(b)	19,700	1,763,544
AmerisourceBergen Corp.(b)	15,700	938,546
Amgen, Inc.(a)	195,760	10,682,623
Bard (C.R.), Inc.(b)	15,400	872,410
Bausch & Lomb, Inc.(b)	8,900	579,123
Baxter International, Inc.(b)	92,800	3,202,528
Becton Dickinson & Co.(b)	37,600	1,947,680
Biogen Idec, Inc.(a)(b)	49,990	3,161,867
Biomet, Inc.(b)	40,100	1,782,044
Boston Scientific Corp.(a)	124,600	5,332,880
Bristol-Myers Squibb Co.(b)	291,700	7,146,650
Cardinal Health, Inc.	67,050	4,696,852
Caremark Rx, Inc.(a)	66,200	2,180,628
Chiron Corp.(a)(b)	28,500	1,272,240
Eli Lilly & Co.(b)	170,900	11,947,619
Express Scripts, Inc.(a)(b)	11,200	887,376
Forest Laboratories, Inc.(a)	56,200	3,182,606
Genzyme Corp.(a)(b)	34,200	1,618,686
Gilead Sciences, Inc.	4,000	268,000
Guidant Corp.	46,200	2,581,656
Hospira, Inc.(a)	23,860	658,536
Johnson & Johnson	448,348	24,972,984
King Pharmaceuticals, Inc.(a)	33,666	385,476
Medco Health Solutions, Inc.(a)	42,149	1,580,588
MedImmune, Inc.(a)	37,700	882,180
Medtronic, Inc.	184,000	8,964,480
Merck & Co., Inc.	336,100	15,964,750
Mylan Laboratories, Inc.(b)	31,500	637,875
Pfizer, Inc.	1,152,645	39,512,671
Quest Diagnostics, Inc.(b)	15,000	1,274,250
Schering-Plough Corp.(b)	217,700	4,023,096
St. Jude Medical, Inc.(a)	26,000	1,966,900
Stryker Corp.(b)	61,400	3,377,000
Watson Pharmaceuticals, Inc.(a)	15,900	427,710
Wyeth	201,000	7,268,160
Zimmer Holdings, Inc.(a)(b)	35,400	3,122,280

		190,789,830

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)	26,900	2,375,001

Electronics — 2.4%
Advanced Micro Devices, Inc.(a)(b)	51,400	817,260
Altera Corp.(a)	58,000	1,288,760
Analog Devices, Inc.	56,700	2,669,436
Applied Materials, Inc.(a)(b)	253,300	4,969,746
Applied Micro Circuits Corp.(a)(b)	40,000	212,800
Broadcom Corp. (Class “A” Stock)(a)(b)	46,000	2,151,420
Emerson Electric Co.(b)	63,800	4,054,490
Intel Corp.	986,600	27,230,160
Jabil Circuit, Inc.(a)(b)	29,000	730,220
KLA-Tencor Corp.(a)(b)	29,300	1,446,834
Linear Technology Corp.	49,100	1,937,977
LSI Logic Corp.(a)	57,200	435,864
Maxim Integrated Products, Inc.(b)	52,000	2,725,840
Micron Technology, Inc.(a)(b)	89,800	1,374,838

SEE NOTES TO FINANCIAL STATEMENTS.

B2

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electronics (cont’d.)
Molex, Inc.	30,800	$988,064
National Semiconductor Corp.(a)(b)	58,000	1,275,420
Novellus Systems, Inc.(a)(b)	22,000	691,680
NVIDIA Corp.(a)	24,000	492,000
PMC-Sierra, Inc.(a)	25,000	358,750
QLogic Corp.(a)(b)	13,800	366,942
Rockwell Automation, Inc.	29,100	1,091,541
Sanmina-SCI Corp.(a)(b)	71,700	652,470
Solectron Corp.(a)(b)	125,900	814,573
Tektronix, Inc.	14,500	493,290
Teradyne, Inc.(a)(b)	27,300	619,710
Texas Instruments, Inc.(b)	263,400	6,369,012
Thomas & Betts Corp.(b)	10,700	291,361
Xilinx, Inc.	52,300	1,742,113

		68,292,571

Financial Services — 4.8%
Ambac Financial Group, Inc.	15,900	1,167,696
American Express Co.(b)	194,300	9,983,134
Bear, Stearns & Co., Inc.	16,016	1,350,309
Capital One Financial Corp.(b)	34,200	2,338,596
Charles Schwab Corp. (The)	201,350	1,934,973
Citigroup, Inc.	781,258	36,328,497
Countrywide Financial Corp.(b)	41,200	2,894,300
E*TRADE Financial Corp.(a)	51,000	568,650
Equifax, Inc.	24,500	606,375
Fannie Mae	146,800	10,475,648
Federated Investors, Inc. (Class “B” Stock)	12,000	364,080
Fifth Third Bancorp(b)	85,221	4,583,185
Franklin Resources, Inc.	37,000	1,852,960
Freddie Mac	106,400	6,735,120
Goldman Sachs Group, Inc. (The)(b)	73,100	6,883,096
H&R Block, Inc.	27,400	1,306,432
Janus Capital Group, Inc.(b)	38,400	633,216
Lehman Brothers Holdings, Inc.	41,300	3,107,825
Marshall & Ilsley Corp.	34,600	1,352,514
MBNA Corp.	193,625	4,993,589
Merrill Lynch & Co., Inc.	148,200	7,999,836
Moody’s Corp.(b)	22,500	1,454,850
Morgan Stanley(b)	166,180	8,769,319
Paychex, Inc.(b)	58,300	1,975,204
Principal Financial Group, Inc.	51,000	1,773,780
Regions Financial Corp.(b)	33,400	1,220,770
SLM Corp.	70,300	2,843,635
State Street Corp.	50,400	2,471,616
Synovus Financial Corp.	48,250	1,221,690
T. Rowe Price Group, Inc.(b)	16,100	811,440
Washington Mutual, Inc.	135,817	5,247,969

		135,250,304

Food & Beverage — 2.4%
Adolph Coors Co. (Class “B” Stock)	6,600	477,444
Anheuser-Busch Companies, Inc.	123,100	6,647,400
Archer Daniels Midland Co.	101,026	1,695,216
Brown-Forman Corp. (Class “B” Stock)	17,800	859,206

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage (cont’d.)
Campbell Soup Co.(b)	64,200	$1,725,696
Coca-Cola Co.(b)	370,300	18,692,744
Coca-Cola Enterprises, Inc.(b)	72,100	2,090,179
ConAgra Foods, Inc.	79,400	2,150,152
General Mills, Inc.(b)	56,900	2,704,457
H.J. Heinz & Co.	53,600	2,101,120
Hershey Foods Corp.	40,800	1,887,816
Kellogg Co.(b)	63,200	2,644,920
McCormick & Co., Inc.	18,000	612,000
Pepsi Bottling Group, Inc.	40,000	1,221,600
PepsiCo, Inc.	259,330	13,972,701
Sara Lee Corp.	117,100	2,692,129
Sysco Corp.(b)	96,700	3,468,629
Wrigley (William) Jr., Co.(b)	33,100	2,086,955

		67,730,364

Forest Products — 0.2%
Boise Cascade Corp.	10,200	383,928
Georgia-Pacific Corp.	37,095	1,371,773
Louisiana-Pacific Corp.	14,500	342,925
MeadWestvaco Corp.	32,814	964,404
Plum Creek Timber Co., Inc.(b)	27,500	895,950
Temple-Inland, Inc.	10,500	727,125
Weyerhaeuser Co.	35,400	2,234,448

		6,920,553

Gas Pipelines — 0.1%
Dynegy, Inc. (Class “A” Stock)(b)	49,000	208,740
Kinder Morgan, Inc.	19,100	1,132,439
People’s Energy Corp.(b)	6,400	269,760
Sempra Energy	34,719	1,195,375
Williams Comapies, Inc. (The)	76,700	912,730

		3,719,044

Hospitals/Hospital Management — 0.7%
Anthem, Inc.(a)(b)	21,400	1,916,584
HCA, Inc.(b)	77,400	3,219,066
Health Management Associates, Inc. (Class “A” Stock)(b)	38,100	854,202
Humana, Inc.(a)	22,500	380,250
IMS Health, Inc.(b)	38,600	904,784
Manor Care, Inc.	15,000	490,200
McKesson Corp.	44,530	1,528,715
Tenet Healthcare Corp.(a)	63,500	851,535
UnitedHealth Group, Inc.(b)	94,300	5,870,175
WellPoint Health Networks, Inc.(a)	23,400	2,621,034

		18,636,545

Household Products & Personal Care — 0.3%
Clorox Co.(b)	32,900	1,769,362
Kimberly-Clark Corp.	76,200	5,020,056
Leggett & Platt, Inc.	30,400	811,984

		7,601,402

Housing Related — 0.4%
Lowe’s Companies, Inc.	118,100	6,206,155
Masco Corp.(b)	69,800	2,176,364
Maytag Corp.(b)	13,600	333,336

SEE NOTES TO FINANCIAL STATEMENTS.

B3

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Housing Related (cont’d.)
Newell Rubbermaid, Inc.(b)	38,314	$900,379
Stanley Works (The)	13,200	601,656
Whirlpool Corp.(b)	9,100	624,260

		10,842,150

Instrument – Controls — 0.2%
Agilent Technologies, Inc.(a)	72,593	2,125,523
Applera Corp.-Applied Biosystems Group(b)	33,000	717,750
Johnson Controls, Inc.	27,000	1,441,260
PerkinElmer, Inc.	17,200	344,688
Thermo Electron Corp.(a)	27,800	854,572
Waters Corp. (Bermuda)(a)(b)	18,000	860,040

		6,343,833

Insurance — 2.6%
ACE Ltd. (Bermuda)	39,900	1,686,972
Aetna, Inc.	23,100	1,963,500
AFLAC, Inc.	78,300	3,195,423
Allstate Corp.	106,300	4,948,265
American International Group, Inc.	393,888	28,076,337
Aon Corp.(b)	42,600	1,212,822
Chubb Corp. (The)	28,600	1,949,948
CIGNA Corp.	23,000	1,582,630
Cincinnati Financial Corp.	28,350	1,233,792
Hartford Financial Services Group, Inc. (The)(b)	43,900	3,017,686
Jefferson-Pilot Corp.	21,000	1,066,800
Lincoln National Corp.	27,200	1,285,200
Loews Corp.	28,100	1,684,876
Marsh & McLennan Companies., Inc.(b)	80,500	3,653,090
MBIA, Inc.(b)	23,250	1,328,040
MetLife, Inc.	116,700	4,183,695
MGIC Investment Corp.(b)	14,500	1,099,970
Progressive Corp.	33,200	2,831,960
SAFECO Corp.(b)	20,300	893,200
St. Paul Companies, Inc.	98,035	3,974,339
Torchmark Corp.	17,200	925,360
UnumProvident Corp.(b)	39,010	620,259
XL Capital Ltd. (Class “A” Stock) (Bermuda)	20,500	1,546,930

		73,961,094

Internet Services — 0.3%
eBay, Inc.(a)(b)	96,900	8,909,955
Monster Worldwide, Inc.(a)(b)	13,000	334,360

		9,244,315

Leisure — 0.7%
Brunswick Corp.	16,900	689,520
Carnival Corp.(b)	94,400	4,436,800
Harrah’s Entertainment, Inc.	17,700	957,570
Hilton Hotels Corp.(b)	57,500	1,072,950
International Game Technology Corp.(b)	50,000	1,930,000
Marriott International, Inc. (Class “A” Stock)(b)	38,300	1,910,404

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Leisure (cont’d.)
Starwood Hotels & Resorts Worldwide, Inc.(b)	27,000	$1,210,950
Walt Disney Co. (The)	311,600	7,942,684

		20,150,878

Machinery — 0.5%
American Power Conversion Corp.	29,000	569,850
Caterpillar, Inc.	53,100	4,218,264
Deere & Co.(b)	36,900	2,588,166
Dover Corp.	31,300	1,317,730
Eaton Corp.	23,000	1,489,020
Ingersoll-Rand Co. (Class “A” Stock)(Bermuda)	26,600	1,817,046
Parker Hannifin Corp.	17,210	1,023,307
Snap-On, Inc.	8,900	298,595

		13,321,978

Manufacturing — 0.6%
American Standard Co., Inc.(a)	31,800	1,281,858
Cooper Industries, Ltd. (Class “A” Stock)	14,900	885,209
Illinois Tool Works, Inc.(b)	47,200	4,526,008
Power-One, Inc.(a)	5,000	54,900
Tyco International Ltd. (Bermuda)(b)	303,661	10,063,326

		16,811,301

Media — 1.7%
Clear Channel Communications, Inc.(b)	92,100	3,403,095
ComCast Corp. (Class “A” Stock)(a)	339,960	9,529,079
Dow Jones & Co., Inc.(b)	13,100	590,810
Gannett Co., Inc.	40,700	3,453,395
Interpublic Group of Companies, Inc. (The)(a)(b)	57,200	785,356
Knight-Ridder, Inc.	11,500	828,000
McGraw Hill Companies, Inc. (The)	28,800	2,205,216
Meredith Corp.	7,000	384,720
New York Times Co. (The) (Class “A” Stock)(b)	22,100	988,091
R.R. Donnelley & Sons Co.	32,600	1,076,452
Time Warner, Inc.(a)(b)	693,700	12,195,246
Tribune Co.(b)	49,150	2,238,291
Univision Communications, Inc.(a)(b)	47,000	1,500,710
Viacom, Inc. (Class “B” Stock)	264,969	9,464,692

		48,643,153

Metals – Ferrous — 0.1%
Allegheny Technologies, Inc.	14,200	256,310
Nucor Corp.(b)	12,700	974,852
United States Steel Corp.	13,200	463,584
Worthington Industries, Inc.(b)	11,400	234,042

		1,928,788

Metals – Non Ferrous — 0.2%
Alcoa, Inc.	133,840	4,420,735

Mineral Resources
Phelps Dodge Corp.	14,893	1,154,356

SEE NOTES TO FINANCIAL STATEMENTS.

B4

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Miscellaneous Basic Industry — 0.4%
AES Corp.(a)	96,200	$955,266
Crane Co.	10,800	339,012
Danaher Corp.(b)	47,600	2,468,060
Ecolab, Inc.	40,800	1,293,360
ITT Industries, Inc.	13,600	1,128,800
Millipore Corp.(a)	8,200	462,234
Monsanto Co.(b)	35,497	1,366,635
Pall Corp.	19,000	497,610
PPG Industries, Inc.	26,100	1,630,989
Textron, Inc.	21,100	1,252,285
W.W. Grainger, Inc.	13,100	753,250

		12,147,501

Miscellaneous – Consumer Growth/Staple — 0.4%
3M Co.	119,400	10,747,194
Black & Decker Corp.(b)	12,500	776,625

		11,523,819

Motorcycles — 0.1%
Harley-Davidson, Inc.(b)	44,400	2,750,136

Oil & Gas — 2.8%
Amerada Hess Corp.(b)	15,100	1,195,769
Anadarko Petroleum Corp.	38,727	2,269,402
Ashland, Inc.	10,600	559,786
BJ Services Co.(a)	22,800	1,045,152
ChevronTexaco Corp.	163,036	15,343,318
ConocoPhillips	103,825	7,920,809
EOG Resources, Inc.(b)	17,500	1,044,925
Exxon Mobil Corp.	990,740	43,998,764
Kerr-McGee Corp.(b)	17,625	947,696
KeySpan Corp.(b)	24,700	906,490
Nabors Industries, Ltd.(a)	22,400	1,012,928
NICOR, Inc.(b)	7,100	241,187
Sunoco, Inc.(b)	12,900	820,698
Unocal Corp.(b)	40,100	1,523,800
Valero Energy Corp.(b)	18,400	1,357,184

		80,187,908

Oil & Gas Exploration & Production — 0.4%
Burlington Resources, Inc.	62,600	2,264,868
Devon Energy Corp.(b)	35,800	2,362,800
Marathon Oil Corp.	48,500	1,835,240
Occidental Petroleum Corp.(b)	57,900	2,802,939
Transocean, Inc.(a)(b)	45,997	1,331,153

		10,597,000

Oil & Gas Services — 0.5%
Apache Corp.	48,914	2,130,205
Baker Hughes, Inc.	51,950	1,955,917
El Paso Corp.(b)	93,236	734,700
Halliburton Co.	65,500	1,982,030
Noble Corp.(a)	18,500	700,965
Rowan Companies, Inc.(a)	15,400	374,682
Schlumberger Ltd.	88,500	5,620,635

		13,499,134

Paper — 0.1%
International Paper Co.(b)	72,073	3,221,663

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Precious Metals — 0.1%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	26,000	$861,900
Newmont Mining Corp.(b)	64,700	2,507,772

		3,369,672

Railroads — 0.2%
Burlington Northern Santa Fe Corp.	58,500	2,051,595
CSX Corp.(b)	34,800	1,140,396
Norfolk Southern Corp.	57,000	1,511,640
Union Pacific Corp.	37,800	2,247,210

		6,950,841

Real Estate Investment Trust — 0.2%
Apartment Investment & Management Co. (Class “A” Stock)(b)	13,300	414,029
Equity Office Properties Trust(b)	59,300	1,612,960
Equity Residential Properties Trust	41,600	1,236,768
ProLogis(b)	27,600	908,592
Simon Property Group, Inc.(b)	28,900	1,486,038

		5,658,387

Restaurants — 0.4%
Darden Restaurants, Inc.	30,150	619,583
McDonald’s Corp.	191,700	4,984,200
Starbucks Corp.(a)	57,000	2,478,360
Wendy’s International, Inc.	18,400	641,056
Yum! Brands, Inc.	43,300	1,611,626

		10,334,825

Retail — 3.4%
Albertson’s, Inc.(b)	55,166	1,464,106
AutoNation, Inc.(a)(b)	35,000	598,500
AutoZone, Inc.(a)(b)	14,400	1,153,440
Bed Bath & Beyond, Inc.(a)	42,200	1,622,590
Best Buy Co., Inc.	47,750	2,422,835
Big Lots, Inc.(a)	20,100	290,646
Circuit City Stores, Inc.(b)	33,100	428,645
Costco Wholesale Corp.(b)	68,100	2,796,867
CVS Corp.(b)	59,500	2,500,190
Dillard’s, Inc.	17,200	383,560
Dollar General Corp.	49,456	967,359
Family Dollar Stores, Inc.	23,000	699,660
Federated Department Stores, Inc.	30,000	1,473,000
Gap, Inc. (The)(b)	133,400	3,234,950
Home Depot, Inc.	341,650	12,026,080
J.C. Penney Corp., Inc.(b)	40,900	1,544,384
Kohl’s Corp.(a)(b)	51,300	2,168,964
Kroger Co. (The),(a)	116,746	2,124,777
Limited Brands, Inc.	74,506	1,393,262
Liz Claiborne, Inc.	16,800	604,464
May Department Stores Co.(b)	44,100	1,212,309
Nordstrom, Inc.	21,800	928,898
Office Depot, Inc.(a)(b)	53,200	952,812
RadioShack Corp.	27,300	781,599
Sears, Roebuck & Co.(b)	38,700	1,461,312
Sherwin-Williams Co.(b)	20,800	864,240
Staples, Inc.	74,900	2,195,319
SUPERVALU, Inc.(b)	18,400	563,224
Target Corp.(b)	137,400	5,835,378

SEE NOTES TO FINANCIAL STATEMENTS.

B5

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Retail (cont’d.)
Tiffany & Co.(b)	20,000	$737,000
TJX Companies, Inc. (The)(b)	81,300	1,962,582
Toys ‘R’ Us, Inc.(a)(b)	38,900	619,677
Wal-Mart Stores, Inc.	652,700	34,436,452
Walgreen Co.	153,300	5,550,993
Winn-Dixie Stores, Inc.(b)	25,100	180,720

		98,180,794

Rubber
B.F. Goodrich Co.(b)	16,200	523,746
Cooper Tire & Rubber Co.	11,200	257,600
Goodyear Tire & Rubber Co. (The)(a)(b)	24,500	222,705

		1,004,051

Supermarkets — 0.1%
Safeway, Inc.(a)(b)	69,000	1,748,460

Technology — 1.1%
Hewlett-Packard Co.	465,148	9,814,623
International Business Machines Corp.	258,800	22,813,220

		32,627,843

Telecommunications — 2.8%
ADC Telecommunications, Inc.(a)	103,400	293,656
ALLTEL Corp.(b)	47,400	2,399,388
Andrew Corp.(a)(b)	27,700	554,277
AT&T Corp.(b)	123,304	1,803,938
AT&T Wireless Services, Inc.(a)	407,501	5,835,414
Avaya, Inc.(a)(b)	63,670	1,005,349
BellSouth Corp.	279,100	7,318,002
CenturyTel, Inc.(b)	22,400	672,896
CIENA Corp.(a)(b)	64,000	238,080
Citizens Communications Co.(a)	40,000	484,000
Corning, Inc.(a)(b)	202,400	2,643,344
JDS Uniphase Corp.(a)(b)	215,000	814,850
Lucent Technologies, Inc.(a)(b)	634,055	2,396,728
Motorola, Inc.(b)	351,825	6,420,806
Nextel Communications, Inc. (Class “A” Stock)(a)(b)	170,400	4,542,864
QUALCOMM, Inc.	122,400	8,932,752
Qwest Communications International, Inc.(a)	257,357	923,912
SBC Communications, Inc.(b)	500,008	12,125,194
Scientific-Atlanta, Inc.	24,100	831,450
Sprint Corp.(b)	212,300	3,736,480
Tellabs, Inc.(a)(b)	60,600	529,644
Verizon Communications, Inc.	421,076	15,238,740

		79,741,764

Textiles
VF Corp.	15,600	759,720

Tobacco — 0.1%
R.J. Reynolds Tobacco Holdings, Inc.	11,000	743,490
UST, Inc.	26,100	939,600

		1,683,090

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Toys — 0.1%
Hasbro, Inc.(b)	30,700	$583,300
Mattel, Inc.(b)	64,951	1,185,356

		1,768,656

Travel Services
Sabre Holdings Corp.(b)	23,526	651,905

Trucking/Shipping — 0.6%
FedEx Corp.(b)	45,000	3,676,050
Ryder System, Inc.	9,500	380,665
United Parcel Service, Inc.	171,800	12,914,206

		16,970,921

Utilities – Electric & Gas — 1.4%
Allegheny Energy, Inc.(a)(b)	15,000	231,150
Ameren Corp.(b)	24,000	1,031,040
American Electric Power Co., Inc.(b)	59,160	1,893,120
Calpine Corp.(a)(b)	49,000	211,680
CenterPoint Energy, Inc.(b)	46,200	531,300
Cinergy Corp.	27,300	1,037,400
CMS Energy Corp.(a)(b)	21,000	191,730
Consolidated Edison, Inc.(b)	34,100	1,355,816
Constellation Energy Group	25,900	981,610
Dominion Resources, Inc.(b)	50,216	3,167,625
DTE Energy Co.(b)	25,300	1,025,662
Duke Energy Co.(b)	138,100	2,802,049
Edison International(b)	48,300	1,235,031
Entergy Corp.	35,400	1,982,754
Exelon Corp.	100,574	3,348,109
FirstEnergy Corp.	50,101	1,874,278
FPL Group, Inc.(b)	27,700	1,771,415
NiSource, Inc.(b)	38,200	787,684
PG&E Corp.(a)(b)	64,900	1,813,306
Pinnacle West Capital Corp.	12,800	516,992
PPL Corp.	27,300	1,253,070
Progress Energy, Inc.(b)	37,583	1,655,531
Public Service Enterprise Group, Inc.(b)	35,600	1,425,068
Southern Co.(b)	107,800	3,142,370
TECO Energy, Inc.(b)	26,000	311,740
TXU Corp.(b)	50,000	2,025,500
Xcel Energy, Inc.(b)	61,910	1,034,516

		38,637,546

Waste Management — 0.1%
Allied Waste Industries, Inc.(a)(b)	45,700	602,326
Waste Management, Inc.	87,942	2,695,422

		3,297,748

TOTAL COMMON STOCKS (cost $1,606,638,081)		1,603,263,982

CONTINGENT VALUE OBLIGATION
Utilities – Electric & Gas
Progress Energy, Inc.(a)(e) (cost $6,909)	14,100	0

SEE NOTES TO FINANCIAL STATEMENTS.

B6

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS — 36.3%
Aerospace — 0.5%
B.F. Goodrich Corp.
7.625%	12/15/12	Baa3	$1,640	$1,845,632
Bombardier, Inc. (Canada)
6.75%	05/01/12(b)	Baa3	1,415	1,276,934
General Dynamics Corp.
4.50%	08/15/10	A2	2,760	2,746,973
Lockheed Martin Corp.
8.20%	12/01/09	Baa2	1,000	1,171,822
Northrop Grumman Corp.
7.125%	02/15/11	Baa3	3,125	3,511,775
Raytheon Co.
4.50%	11/15/07	Baa3	405	411,378
5.50%	11/15/12	Baa3	775	782,061
6.55%	03/15/10(b)	Baa3	1,150	1,251,130
8.30%	03/01/10	Baa3	700	821,102
United Technologies Corp.
6.35%	03/01/11	A2	990	1,075,261
8.875%	11/15/19	A2	640	839,630

				15,733,698

Airlines — 0.1%
Continental Airlines, Inc.,
Series 1998-1, Class A
6.65%	09/15/17	Baa3	835	779,065
Series 2000-1, Class A-1
8.048%	11/01/20	Baa3	199	194,863
Series 2004-RJ
9.558%	09/01/19	Ba2	1,220	1,220,000

				2,193,928

Asset Backed Securities — 0.4%
American Express Credit Account Master Trust I,
Series 2004-C, Class C
1.764%	02/15/12	Baa2	1,940	1,940,000
Citibank Credit Card Issuance Trust I,
Series 2003-C3, Class C3
4.45%	04/07/10	Baa2	1,700	1,705,372
MBNA Master Credit Card Trust,
Series 1999-J, Class A
7.00%	02/15/12	Aaa	2,370	2,652,630
Series 2000-E, Class A
7.80%	10/15/12	Aaa	3,810	4,450,407
Prestige Auto Receivables Trust,
3.69%	06/15/11	NR	2,200	2,200,688

				12,949,097

Autos – Cars & Trucks — 0.7%
Auburn Hills Trust, Inc.
12.375%	05/01/20	A3	1,410	2,032,280
DaimlerChrysler North America Holding Corp.
6.50%	11/15/13(b)	A3	590	604,892
Equus Cayman Finance Ltd.
5.50%	09/12/08	Ba1	410	407,565
Erac USA Finance Co.
6.70%	06/01/34	Baa1	1,160	1,161,639
Ford Motor Co.
7.45%	07/16/31(b)	Baa1	1,385	1,320,210

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Autos – Cars & Trucks (cont’d.)
Ford Motor Credit Co.
7.00%	10/01/13	A3	$2,255	$2,276,346
7.375%	02/01/11	A3	3,225	3,401,623
General Motors Acceptance Corp.
6.125%	01/22/08	A3	1,500	1,568,958
6.875%	09/15/11	A3	2,365	2,424,827
General Motors Corp.
7.20%	01/15/11(b)	Baa1	800	838,236
8.375%	07/15/33(b)	Baa1	2,360	2,498,041
Hyundai Motor Manufacturing LLC
5.30%	12/19/08(b)	Ba1	650	639,655
Lear Corp.
8.11%	05/15/09	Baa3	1,625	1,850,953

				21,025,225

Banks and Savings & Loans — 1.1%
Bank of America Corp.
5.375%	06/15/14	Aa2	2,740	2,715,622
Bank One Corp.
7.875%	08/01/10	A1	2,500	2,891,640
Capital One Bank,
6.50%	07/30/04(b)	Baa2	410	411,611
6.50%	06/13/13	Baa3	1,605	1,654,887
6.875%	02/01/06	Baa2	2,040	2,151,678
Citigroup, Inc.,
5.625%	08/27/12(b)	Aa2	2,900	2,980,939
6.00%	10/31/33	Aa2	985	941,805
6.625%	06/15/32	Aa2	1,290	1,336,058
Export-Import Bank of Korea (The)
4.125%	02/10/09	A3	1,120	1,086,468
HBOS PLC, (United Kingdom)
6.00%	11/01/33	Aa3	1,440	1,370,604
J.P. Morgan & Chase Co.
4.50%	11/15/10	Aa3	1,005	978,200
5.25%	05/30/07	Aa3	660	688,825
6.50%	01/15/09	A1	1,100	1,192,469
Mizuho Finance Group (Cayman Islands)
5.79%	04/15/14	Baa1	1,060	1,041,967
Santander Central Hispano Issuances Ltd. (Luxembourg)
7.625%	09/14/10	A1	1,005	1,147,682
UFJ Finance Aruba AEC (Aruba)
6.75%	07/15/13(b)	Baa1	1,210	1,251,223
Wachovia Corp.
4.875%	02/15/14	A1	230	219,698
7.55%	08/18/05	Aa3	1,200	1,264,381
7.80%	08/18/10	Aa3	2,400	2,773,365
Wells Fargo Bank
6.45%	02/01/11	Aa1	2,300	2,507,679

				30,606,801

Building Materials — 0.1%
American Standard, Inc.
7.625%	02/15/10	Ba2	1,000	1,100,000
CRH America, Inc.
5.30%	10/15/13	Baa1	1,280	1,255,113
6.40%	10/15/33	Baa1	640	639,079

				2,994,192

SEE NOTES TO FINANCIAL STATEMENTS.

B7

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Cable & Pay Television Systems — 0.1%
Tele-Communications, Inc.
9.875%	06/15/22	Baa3	$1,440	$1,896,684

Chemicals — 0.2%
Dow Chemical Co.,
5.75%	11/15/09	A3	495	516,560
5.97%	01/15/09	A3	430	453,095
6.00%	10/01/12	A3	876	905,195
6.125%	02/01/11	A3	890	941,579
Eastman Chemical Co.,
3.25%	06/15/08	Baa2	920	880,504
7.00%	04/15/12(b)	Baa2	575	630,408
ICI Wilmington, Inc.
5.625%	12/01/13	Baa3	1,905	1,862,117

				6,189,458

Collateralized Mortgage Obligations — 0.4%
Master Alternative Loans Trust,
Series 2004-4, Class 4A1
5.00%	04/25/19	Aaa	2,917	2,877,455
Structured Adjustable Rate Mortgage Loan,
Ser. 2004-1, Class 4A3
4.17%	02/25/34	Aaa	4,381	4,353,049
Washington Mutual, Inc.,
4.38%	12/25/32	Aaa	1,841	1,848,220
5.51%	04/26/32	Aaa	1,246	1,253,850

				10,332,574

Commercial Mortgage Backed Securities — 2.2%
Banc of America Commercial Mortgage, Inc.
4.153%	03/10/13	Aaa	3,680	3,501,128
4.873%	03/11/41	AAA(d)	2,400	2,360,950
Chase Commercial Mortgage Securities Corp., Series 1997-1, Class A2
7.37%	06/19/29	AAA(d)	5,303	5,663,772
Commercial Mortgage Pass-Through Certificate, Class X2
1.27%	03/10/39	AAA(d)	18,944	894,769
GE Commercial Mortgage Corp.,
0.8703%(i)	03/10/40	Aaa	33,935	1,100,686
4.596%	11/10/38	Aaa	7,750	7,349,263
Greenwich Capital Commercial Funding Corp.,
4.111%	07/05/35	Aaa	10,000	9,222,384
4.533%	01/05/36	Aaa	3,570	3,485,993
J.P. Morgan Commercial Mortgage Finance Corp.,
7.371%	08/15/32	Aaa	6,500	7,314,836
Keycorp.
7.727%	05/17/32	Aaa	11,180	12,727,409
PNC Mortgage Acceptance Corp.,
7.33%	12/10/32	AAA(d)	3,860	4,327,898
UBS Commercial Mortgage Trust,
4.83%	11/15/27	Aaa	2,720	2,688,373
Wachovia Bank Commercial Mortgage Trust,
4.98%	11/15/34	Aaa	1,700	1,675,431

				62,312,892

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Computer Services — 0.1%
Computer Associates International, Inc.
6.375%	04/15/05	Ba1	$760	$779,950
Computer Sciences Corp.
6.75%	06/15/06	A3	395	421,016
Electronic Data Systems Corp.
6.00%	08/01/13	Baa3	250	238,772
6.85%	10/15/04(b)	Baa3	515	520,141
SunGard Data Systems, Inc.
3.75%	01/15/09	Baa2	900	870,486

				2,830,365

Containers
Sealed Air Corp.
8.75%	07/01/08	Baa3	350	400,842

Diversified Operations — 0.3%
Cendant Corp.,
6.875%	08/15/06	Baa1	1,715	1,832,481
7.375%	01/15/13	Baa1	1,375	1,533,696
Cooper Cameron Corp.
2.65%	04/15/07	Baa1	425	412,282
Encana Holdings Finance Corp.
5.80%	05/01/14	Baa1	1,890	1,922,795
Honeywell International, Inc.
6.125%	11/01/11	A2	1,420	1,523,531
Procter & Gamble Co. (The),
5.50%	02/01/34	Aa3	560	528,809
Tyco International Group S.A. (Luxembourg)
6.00%	11/15/13	Baa3	540	555,126

				8,308,720

Drugs & Medical Supplies — 0.3%
Bristol-Myers Squibb Co.
5.75%	10/01/11	A1	760	791,911
GlaxoSmithKline Capital, Inc.
4.375%	04/15/14	Aa2	330	308,592
Hospira, Inc.
5.90%	06/15/14	Baa3	2,400	2,421,437
Pharmacia Corp.
6.50%	12/01/18	Aaa	1,145	1,255,411
6.60%	12/01/28	Aaa	1,150	1,245,501
6.75%	12/15/27	Aaa	785	868,050
Wyeth
6.45%	02/01/24	Baa1	615	584,830

				7,475,732

Entertainment — 0.3%
AOL Time Warner, Inc.
7.70%	05/01/32	Baa1	3,415	3,730,614
Viacom, Inc.
7.875%	07/30/30	A3	1,175	1,391,350
Walt Disney Co. (The),
5.375%	06/01/07	Baa1	300	312,392
5.875%	12/15/17	Baa1	800	797,056
6.75%	03/30/06	Baa1	1,365	1,445,924

				7,677,336

SEE NOTES TO FINANCIAL STATEMENTS.

B8

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Financial Services — 0.5%
Boeing Capital Corp.
6.10%	03/01/11(b)	A3	$1,125	$1,190,306
CIT Group, Inc.
5.50%	11/30/07	A2	1,285	1,342,255
Devon Financing Corp.
6.875%	09/30/11(b)	Baa2	260	283,051
Equifax, Inc.
4.95%	11/01/07	Baa1	475	490,117
General Electric Capital Corp.,
5.875%	02/15/12	Aaa	510	534,866
6.125%	02/22/11	Aaa	3,865	4,139,179
6.75%	03/15/32	Aaa	2,700	2,902,541
Household Finance Corp.,
4.75%	05/15/09	A1	640	643,543
6.375%	11/27/12	A1	225	238,563
6.75%	05/15/11	A1	570	622,897
7.00%	05/15/12	A1	1,770	1,955,204
International Lease Finance Corp.
3.50%	04/01/09	A1	750	713,168
Pemex Finance Ltd. (Cayman Islands)
9.14%	08/15/04	Baa1	650	650,351

				15,706,041

Food & Beverage — 0.9%
Anheuser-Busch Companies, Inc.
6.00%	04/15/11	A1	2,000	2,143,012
Archer Daniels Midland Co.
8.125%	06/01/12	A1	395	473,148
Bunge Ltd. Finance Corp.
5.875%	05/15/13	Baa3	1,195	1,199,812
Cadbury Schweppes American Finance, Inc.
3.875%	10/01/08(b)	Baa2	1,050	1,030,043
5.125%	10/01/13	Baa2	1,120	1,093,760
Cargill, Inc.,
3.625%	03/04/09	A2	2,430	2,340,391
6.125%	04/19/34	A2	780	755,553
ConAgra Foods, Inc.
7.875%	09/15/10	Baa1	865	1,002,007
General Mills, Inc.
5.125%	02/15/07	Baa2	500	519,104
Kellogg Co.
6.60%	04/01/11	Baa2	2,435	2,670,874
Kraft Foods, Inc.,
4.625%	11/01/06	A3	3,405	3,486,509
5.25%	06/01/07	A3	400	415,999
5.625%	11/01/11	A3	3,150	3,204,473
Miller Brewing Co.
5.50%	08/15/13	Baa1	1,010	1,013,525
Tyson Foods, Inc.,
6.625%	10/17/05	Baa3	485	502,481
7.25%	10/01/06	Baa3	525	565,456
8.25%	10/01/11	Baa3	1,030	1,182,990
Unilever Capital Corp.
5.90%	11/15/32	A1	1,135	1,103,860

				24,702,997

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Gaming — 0.1%
Harrah’s Operating Co., Inc.,
5.50%	07/01/10	Baa3	$1,820	$1,829,115
7.125%	06/01/07	Baa3	365	393,036

				2,222,151

Home Construction
Ryland Group, Inc.
5.375%	06/01/08(b)	Ba1	575	579,313

Hospitals/Hospital Management — 0.1%
HCA, Inc.
7.875%	02/01/11(b)	Ba1	2,000	2,193,548

Independent Energy — 0.5%
Anadarko Finance Co.
7.50%	05/01/31	Baa1	285	324,501
Chesapeake Energy Corp.
8.125%	04/01/11	Ba3	1	1,079
ConocoPhillips
8.75%	05/25/10	A3	3,400	4,109,383
Devon Energy Corp.
2.75%	08/01/06	Baa2	2,810	2,768,904
Kerr-McGee Corp.,
5.875%	09/15/06	Baa3	1,305	1,364,364
6.875%	09/15/11	Baa3	560	602,425
6.95%	07/01/24	Baa3	500	498,389
Occidental Petroleum Corp.
6.75%	01/15/12	Baa1	1,655	1,822,718
7.65%	02/15/06	Baa1	1,615	1,731,777
Ocean Energy, Inc.
7.25%	10/01/11	Baa3	240	264,788
Pioneer Natural Resources Co.
7.50%	04/15/12	Baa3	760	860,642
Woodside Petroleum Ltd. (Australia)
5.00%	11/15/13	Baa1	1,800	1,764,317

				16,113,287

Insurance — 0.1%
Aon Corp.
8.65%	05/15/05	Baa2	965	1,006,990
Axa (France)
8.60%	12/15/30	A3	230	281,661
Hartford Financial Services Group, Inc. (The)
4.75%	03/01/14	A3	660	621,215
MetLife, Inc.
6.125%	12/01/11	A2	435	466,979
Royal & Sun Alliance Insurance Group PLC (United Kingdom)
8.95%	10/15/29(b)	Ba2	330	373,149

				2,749,994

Integrated Energy — 0.1%
Conoco, Inc.
6.95%	04/15/29	A3	755	831,215
Marathon Oil Corp.
6.125%	03/15/12	Baa1	990	1,044,565
Suncor Energy, Inc. (Canada)
5.95%	12/01/34	A3	580	560,687

				2,436,467

SEE NOTES TO FINANCIAL STATEMENTS.

B9

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Investment Bankers — 0.5%
Credit Suisse First Boston, Inc.
5.125%	01/15/14	Aa3	$3,340	$3,227,773
Goldman Sachs Group, Inc. (The),
5.25%	10/15/13	Aa3	1,960	1,903,127
6.345%	02/15/34	A1	1,250	1,173,841
6.875%	01/15/11	Aa3	1,905	2,091,254
Lehman Brothers Holdings, Inc.
4.80%	03/13/14	A1	1,235	1,154,669
6.625%	01/18/12	A1	1,800	1,954,512
Morgan Stanley,
3.625%	04/01/08	Aa3	1,390	1,366,026
4.75%	04/01/14	A1	1,510	1,393,158

				14,264,360

Leisure — 0.1%
Carnival Corp.
3.75%	11/15/07	A3	2,845	2,812,820
Carnival PLC (United Kingdom)
7.30%	06/01/07	A3	345	374,178

				3,186,998

Lodging — 0.1%
Hilton Hotels Corp.
7.625%	12/01/12(b)	Ba1	980	1,053,500
La Quinta Inns, Inc.,
7.40%	09/15/05	Ba3	2,200	2,293,500

				3,347,000

Machinery — 0.2%
Caterpillar, Inc.
7.25%	09/15/09	A2	2,400	2,715,187
John Deere Capital Corp.
7.00%	03/15/12	A3	2,600	2,909,689

				5,624,876

Media — 0.4%
British Sky Broadcasting Group PLC (United Kingdom)
7.30%	10/15/06	Baa3	785	847,517
Clear Channel Communications, Inc.,
4.40%	05/15/11	Baa3	1,200	1,133,418
7.65%	09/15/10	Baa3	600	675,958
8.00%	11/01/08	Ba1	745	842,852
Donnelley (R.R.) & Sons Co.
4.95%	04/01/14	Baa1	850	809,473
News America Holdings, Inc.
7.625%	11/30/28	Baa3	1,360	1,529,557
8.50%	02/15/05	Baa3	1,800	1,856,869
Rogers Cable, Inc.
5.50%	03/15/14	Ba2	540	477,123
United News & Media PLC (United Kingdom)
7.25%	07/01/04	Baa2	2,900	2,900,290

				11,073,057

Metals — 0.1%
Alcan, Inc.
5.20%	01/15/14	Baa1	500	488,982
6.125%	12/15/33	Baa1	1,170	1,132,045

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Metals (cont’d.)
Phelps Dodge Corp.
6.125%	03/15/34	Baa3	$500	$462,479

				2,083,506

Municipals — 0.2%
Illinois St. Taxable Pension, G.O.
5.10%	06/01/33	Aa3	6,300	5,613,237

Oil Field Services — 0.1%
BJ Services Co.
7.00%	02/01/06	Baa2	4,000	4,173,192
Transocean, Inc.
7.50%	04/15/31	Baa2	185	210,623

				4,383,815

Oil & Gas — 0.1%
Parker & Parsley Petroleum Co.
8.875%	04/15/05	Baa3	1,375	1,438,228
Precision Drilling Corp.
5.625%	06/01/14	BBB+(d)	500	502,911

				1,941,139

Paper — 0.1%
International Paper Co.
5.25%	04/01/16	Baa2	625	585,835
MeadWestvaco Corp.
2.75%	12/01/05	Baa2	1,310	1,305,600
Weyerhaeuser Co.,
5.50%	03/15/05	Baa2	255	260,392
7.375%	03/15/32	Baa2	445	483,905

				2,635,732

Pipelines — 0.1%
CenterPoint Energy Resources Corp.
7.875%	04/01/13	Ba1	735	822,398
Sempra Energy
4.75%	05/15/09	Baa1	810	814,876

				1,637,274

Railroads — 0.1%
Norfolk Southern Corp.
7.80%	05/15/27	Baa1	1,410	1,634,157
Union Pacific Corp.,
6.625%	02/01/08	Baa2	1,755	1,908,240

				3,542,397

Real Estate Investment Trust — 0.4%
Developers Diversified Realty Corp.
5.25%	04/15/11	Baa3	800	769,551
ERP Operating LP
6.63%	04/13/05	Baa1	5,000	5,150,700
Simon Debartolo Group, Inc.
6.75%	06/15/05	Baa2	5,000	5,160,405

				11,080,656

Refining — 0.1%
Valero Energy Corp.
6.875%	04/15/12	Baa3	1,985	2,158,435

SEE NOTES TO FINANCIAL STATEMENTS.

B10

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Restaurants
Tricon Global Restaurants, Inc.
8.875%	04/15/11(b)	Baa3	$475	$573,195

Retail — 0.1%
Target Corp.,
5.95%	05/15/06	A2	1,200	1,262,222
7.50%	07/15/06	A2	350	379,728
7.50%	08/15/10	A2	855	984,272
Wal-Mart Stores, Inc.
6.875%	08/10/09	Aa2	375	418,149

				3,044,371

Sovereign — 0.4%
Pemex Project Funding Master Trust, (Mexico)
7.875%	02/01/09	Baa1	2,275	2,474,063
8.50%	02/15/08	Baa1	1,100	1,210,000
Petroleos Mexicanos (Mexico)
9.50%	09/15/27	Baa1	3,025	3,463,625
Republic of Italy
5.375%	06/15/33	AA(d)	1,080	1,006,803
6.00%	02/22/11	AA(d)	430	462,529
Republic of South Africa
6.50%	06/02/14	Baa2	620	626,200
United Mexican States
7.50%	01/14/12	Baa2	2,100	2,262,750

				11,505,970

Structured Notes — 0.3%
Dow Jones TRAC-X North America High Yield Ser. 2, T1(b)
7.375%	03/25/09	B3	3,100	3,030,250
Dow Jones TRAC-X North America High Yield Ser. 2, T2(b)
6.05%	03/25/09	Ba3	3,850	3,753,750
Lehman Brothers, Inc., TRAINS HY-2004-1(g)
8.218%	08/01/15	B1	1,500	1,558,125

				8,342,125

Supermarkets — 0.2%
Albertson’s, Inc.
7.50%	02/15/11	Baa2	730	822,635
8.00%	05/01/31	Baa2	610	698,809
Kroger Co. (The),
6.75%	04/15/12	Baa2	1,560	1,689,996
6.80%	04/01/11	Baa2	575	626,563
Safeway, Inc.
2.50%	11/01/05	Baa2	1,800	1,788,943

				5,626,946

Technology — 0.1%
Hewlett-Packard Co.
7.15%	06/15/05	A3	320	333,711
International Business Machines Corp.
5.875%	11/29/32(b)	A1	1,475	1,436,182
Jabil Circuit, Inc.
5.875%	07/15/10	Baa3	1,000	1,032,996

				2,802,889

Telecommunications Wirelines — 0.1%
Deutsche Telekom International Finance BV, (Netherlands)
8.75%	06/15/30(f)	Baa2	870	1,058,908
9.25%	06/01/32(f)	Baa2	910	1,199,170

				2,258,078

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Telecommunications – Wireless — 1.4%
AT&T Corp.
8.05%	11/15/11	Baa2	$1,610	$1,653,026
AT&T Wireless Services, Inc.,
7.35%	03/01/06	Baa2	2,245	2,395,637
8.125%	05/01/12(b)	Baa2	800	924,921
8.75%	03/01/31	Baa2	705	859,514
BellSouth Corp.
6.55%	06/15/34	A1	930	927,043
British Telecommunications PLC, (United Kingdom)
7.00%	05/23/07	Baa1	1,400	1,510,600
8.875%	12/15/30(f)	Baa1	1,720	2,121,942
CenturyTel, Inc.
7.875%	08/15/12	Baa2	1,760	1,949,387
Citizens Communications Co.,
7.60%	06/01/06	Baa3	1,420	1,489,438
8.50%	05/15/06(b)	Baa3	2,325	2,477,085
9.25%	05/15/11	Baa3	505	527,821
Motorola, Inc.
7.625%	11/15/10	Baa3	975	1,097,712
Pacific Bell
7.25%	11/01/27	A1	500	517,619
Royal KPN N.V. (Netherlands)
8.00%	10/01/10(b)	Baa1	2,330	2,697,842
Sprint Capital Corp.
6.875%	11/15/28	Baa3	2,950	2,835,679
8.75%	03/15/32(b)	Baa3	220	256,361
Telecom de Puerto Rico, Inc.
6.65%	05/15/06	Baa1	4,500	4,753,966
6.80%	05/15/09	Baa1	2,220	2,404,309
Telecom Italia Finance (Luxembourg)
5.25%	11/15/13(b)	Baa2	560	541,994
Telefonica Europe BV (Netherlands)
7.75%	09/15/10	A3	1,490	1,704,193
Telus Corp. (Canada)
8.00%	06/01/11	Baa3	1,600	1,818,499
Verizon Global Funding Corp.
7.75%	12/01/30(b)	A2	1,310	1,471,366
Verizon, Inc.
4.625%	03/15/13	Aa3	640	597,596
7.375%	04/01/32(b)	Baa2	340	357,872
Vodafone Group PLC (United Kingdom)
5.375%	01/30/15	A2	1,075	1,058,633
7.75%	02/15/10	A2	1,100	1,261,253

				40,211,308

Tobacco — 0.1%
Altria Group, Inc.
5.625%	11/04/08	Baa2	1,910	1,918,314
7.65%	07/01/08(b)	Baa2	825	888,961

				2,807,275

Transportation — 0.1%
FedEx Corp.
2.65%	04/01/07	Baa2	2,100	2,039,293

SEE NOTES TO FINANCIAL STATEMENTS.

B11

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Utilities — 1.0%
Arizona Public Service Co.
7.625%	08/01/05(c)	Baa1	$5,000	$5,259,895
Boston Edison Co.
4.875%	04/15/14	A1	730	709,926
CenterPoint Energy Houston Electric LLC
5.70%	03/15/13	Baa2	1,070	1,090,676
6.95%	03/15/33	Baa2	800	855,824
Consolidated Edison Co. of New York
5.70%	02/01/34	A1	550	519,005
Consumers Energy Co.
5.375%	04/15/13	Baa3	435	425,978
Dominion Resources, Inc.
5.125%	12/15/09(b)	Baa1	1,255	1,270,756
Duke Capital LLC
6.25%	02/15/13	Baa3	305	309,219
8.00%	10/01/19	Baa3	280	312,795
Energy East Corp.
6.75%	09/15/33	Baa2	805	808,582
FirstEnergy Corp.
7.375%	11/15/31	Baa3	960	1,000,592
Florida Power & Light Co.
5.95%	10/01/33	Aa3	790	780,849
Nisource Finance Corp.
7.625%	11/15/05	Baa3	750	795,599
Oncor Electric Delivery Co.
6.375%	01/15/15	Baa1	465	489,691
7.00%	09/01/22	Baa2	700	749,007
7.25%	01/15/33	Baa1	340	376,987
Pacific Gas & Electric Co.
6.05%	03/01/34	Baa2	2,500	2,351,390
PacifiCorp.
5.45%	09/15/13	A3	385	390,610
Pepco Holdings, Inc.
5.50%	08/15/07	Baa2	735	758,774
PPL Electric Utilities Corp.
6.25%	08/15/09	Baa1	1,900	2,044,839
Progress Energy, Inc.
6.75%	03/01/06	Baa2	1,825	1,924,519
Southern California Edison Co.
4.65%	04/01/15	Baa2	610	566,597
5.75%	04/01/35	Baa2	310	286,373
8.00%	02/15/07	Baa2	1,810	1,999,440
Westar Energy, Inc.
6.00%	07/01/14	Ba1	720	731,501
Xcel Energy, Inc.
3.40%	07/01/08	Baa1	785	757,721
7.00%	12/01/10	Baa1	250	276,545

				27,843,690

Waste Management — 0.1%
Waste Management, Inc.
7.75%	05/15/32	Baa3	2,250	2,561,735

Foreign Local Government Bonds — 0.1%
Hydro-Quebec (Canada)
8.00%	02/01/13	A1	1,900	2,286,335
Quebec Province of Canada
4.875%	05/05/14(b)	A1	1,850	1,800,305

				4,086,640

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
U.S. Government & Agency Obligations — 8.0%
Federal Home Loan Bank
4.50%	05/13/11		$6,920	$6,818,345
Federal Home Loan Mortgage Corp.,
2.875%	05/15/07(b)		15,285	15,053,570
3.375%	04/15/09		1,710	1,646,600
4.25%	07/15/09(b)		16,300	16,261,287
7.00%	03/15/10		560	630,892
Federal National Mortgage Association,
4.25%	05/15/09(b)		8,000	8,010,008
5.25%	08/01/12(b)		8,475	8,468,788
5.50%	07/18/12(b)		8,200	8,265,895
6.625%	09/15/09(b)		22,520	24,912,120
United States Treasury Bonds,
5.375%	02/15/31(b)		3,463	3,492,626
6.00%	02/15/26(b)		7,130	7,682,853
9.125%	05/15/18(b)		14,620	20,523,966
9.25%	02/15/16(b)		9,196	12,765,556
United States Treasury Notes,
1.625%	09/30/05(b)		500	496,289
1.875%	12/31/05		4,250	4,214,640
2.50%	05/31/06(b)		13,250	13,205,493
3.125%	05/15/07(b)		50,050	50,050,000
3.875%	05/15/09(b)		2,990	3,000,044
4.75%	05/15/14		1,035	1,045,795
6.00%	08/15/09(b)		1,705	1,873,568
United States Treasury Strips,
Zero	05/15/18		12,040	5,710,548
Zero	05/15/19(b)		32,515	14,404,470

				228,533,353

Mortgage Backed Securities — 12.6%
Federal Home Loan Mortgage Corp.,
4.50%	11/01/18		548	536,403
4.50%	TBA		8,000	7,813,750
5.00%	12/01/18-5/01/35		14,046	14,844,515
5.00%	TBA		1,000	1,000,312
5.50%	12/01/33-06/01/34		21,241	21,195,059
6.00%	12/01/33		2,748	2,813,248
6.00%	TBA		11,000	11,185,625
6.50%	05/01/14-04/01/15		1,883	1,991,792
7.00%	10/01/32		433	457,099
7.00%	TBA		18,000	18,978,750
Federal National Mortgage Association,
4.00%	06/01/19		3,984	3,795,360
4.50%	01/02/19		10,116	9,912,702
4.50%	TBA		3,000	2,930,625
5.00%	10/01/18-03/01/34		40,108	39,123,643
5.001%	TBA		22,000	21,702,819
5.086%	07/01/33		3,863	3,977,314
5.50%	03/01/16-04/01/34		77,306	77,235,880
5.501%	TBA		9,500	9,488,125
6.00%	04/01/13-03/01/34		25,075	25,760,515
6.001%	TBA		17,500	18,056,875
6.50%	07/01/17-01/01/34		12,239	12,780,501
6.501%	TBA		16,000	16,655,008
7.00%	08/01/11-06/01/32		2,583	2,735,541
7.50%	05/01/12-05/01/32		3,871	4,138,532

SEE NOTES TO FINANCIAL STATEMENTS.

B12

CONSERVATIVE BALANCED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Mortgage Backed Securities (cont’d.)
Government National Mortgage Association,
5.50%	08/15/33-03/15/34	$3,387	$3,389,085
6.00%	03/15/33-01/15/34	7,267	7,458,810
6.50%	10/15/23-08/15/32	17,234	18,072,355
7.00%	09/15/31	713	757,980
8.00%	01/15/24-04/15/25	727	802,230

			359,590,453

TOTAL LONG-TERM BONDS (cost $1,034,220,265)			1,034,031,145

TOTAL LONG-TERM INVESTMENTS (cost $2,640,865,255)			2,637,295,127

SHORT-TERM INVESTMENTS — 33.9%
Corporate Bonds — 3.4%
Sara Lee Corp.(j)
1.36%	08/04/04	63,500	63,430,432
Volkswagen of America(j)
1.27%	07/06/04	35,000	34,993,826

			98,424,258

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
SHORT-TERM INVESTMENTS (Continued)
U.S. Government & Agency Obligations — 0.4%
United States Treasury Bills(c)(h)
1.00%	09/16/04	$2,200	$2,193,951
1.29%	09/16/04	8,000	7,978,004

			10,171,955

		Shares
Mutual Fund — 30.1%
Dryden Core Investment Fund — Taxable Money Market Series (Note 4)(j)		856,594,772	856,594,772

TOTAL SHORT-TERM INVESTMENTS (cost $965,190,985)			965,190,985

TOTAL INVESTMENTS — 126.5% (cost $3,606,056,240; Note 6)			3,602,486,112
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(k)			456,130
LIABILITIES IN EXCESS OF OTHER ASSETS — (26.5)%			(755,958,764)
NET ASSETS — 100%
			$2,846,983,478

The following abbreviations are used in portfolio descriptions:

NR	Not Rated
G.O.	General Obligation
TBA	Securities purchased on a forward commitment basis

(a)	Non-Income producing security.

(b)	Portion of securities on loan with an aggregate market value of $572,484,234; cash collateral of $672,902,048 was received with which the portfolio purchased securities.

(c)	Security segregated as collateral for futures contracts.

(d)	Standard & Poor’s rating.

(e)	Indicates a fair valued security.

(f)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(g)	A TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement by Lehman Brothers, Inc. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or property distributed. Rate shown reflects the weighted average rate of the underlying securities as of June 30, 2004.

(h)	Rate quoted represents yield-to-maturity as of purchase date.

(i)	Indicates a variable rate security.

(j)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(k)	Open futures contracts as of June 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation/ (Depreciation)
Long Positions:
66	S&P MidCap 400 Index	Sep. 04	$19,816,500	$20,072,250	$255,750
119	S&P 500 Index	Sep. 04	33,672,300	33,926,900	254,600
274	S&P 500 Index	Sep. 04	77,625,587	78,117,400	491,813
180	U.S. Treasury 2Yr. Notes	Sep. 04	37,828,971	37,898,438	69,467
128	U.S. Treasury 5Yr. Notes	Sep. 04	13,910,397	13,912,000	1,603
193	U.S. Treasury 5Yr. Notes	Sep. 04	20,869,633	20,976,689	107,056

					1,180,289
Short Positions:
520	U.S. Treasury 10Yr. Notes	Sep. 04	56,193,149	56,850,625	(657,476)
46	U.S. Treasury Bonds	Sep. 04	4,792,482	4,893,250	(100,768)

					(758,244)

					$422,045

SEE NOTES TO FINANCIAL STATEMENTS.

B13

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 103.1% LONG-TERM BONDS	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Aerospace — 0.5%
Bombardier, Inc., (Canada)	Baa3	6.75%	05/01/12	$2,900	$2,617,038
Raytheon Co.	Baa3	4.50%	11/15/07	700	711,024
Raytheon Co.(a)	Baa3	6.55%	03/15/10	1,175	1,278,329
Raytheon Co.	Baa3	8.30%	03/01/10	725	850,427
United Technologies Corp.	A2	7.125%	11/15/10	575	651,403

					6,108,221

Airlines — 0.4%
Continental Airlines, Inc., Series 2000-1, Class A-1	Baa3	8.048%	11/01/20	3,816	3,731,428
Continental Airlines, Inc., Series RJ04, Class B	Ba2	9.558%	09/01/19	2,215	2,215,000

					5,946,428

Asset Backed Securities — 2.3%
American Express Credit Account Master Trust, Series 2004-C, Class C	Baa2	1.764%	02/15/12	2,450	2,450,000
Citibank Credit Card Master Trust, Series 1996-3	Aaa	6.10%	05/15/08	12,500	13,187,651
MBNA Master Credit Card Trust	Aaa	7.00%	02/15/12	14,300	16,005,321

					31,642,972

Automobiles & Trucks — 3.3%
Auburn Hills Trust, Inc.	A3	12.375%	05/01/20	1,900	2,738,533
Daimlerchrysler North America Holding Corp.	A3	1.88%	05/24/06	8,050	8,072,548
Daimlerchrysler North America Holding Corp.	A3	8.50%	01/18/31	1,580	1,815,305
Equus Cayman Finance, Ltd., (Cayman Islands)(a)	Ba1	5.50%	09/12/08	830	825,070
Erac USA Finance Co.	Baa1	6.70%	06/01/34	1,310	1,311,851
Ford Motor Co.(a)	Baa1	7.45%	07/16/31	905	862,664
Ford Motor Credit Co.	A3	6.875%	02/01/06	555	582,138
Ford Motor Credit Co.(a)	A3	7.00%	10/01/13	6,745	6,808,848
Ford Motor Credit Co.	A3	7.375%	02/01/11	3,560	3,754,971
Ford Motor Credit Co.	A3	7.75%	03/15/05	3,500	3,616,385
General Motors Acceptance Corp.	A3	6.15%	04/05/07	3,710	3,874,368
General Motors Corp.	Baa1	8.375%	07/15/33	5,570	5,895,800
Hyundai Motor Manufacturing LLC(a)	Ba1	5.30%	12/19/08	1,820	1,791,035
Lear Corp.	Baa3	7.96%	05/15/05	3,040	3,169,872

					45,119,388

Banks and Savings & Loans — 3.7%
Bank of America Corp.	Aa2	5.375%	06/15/14	2,000	1,982,206
Bank of America Corp.	Aa2	5.875%	02/15/09	3,150	3,347,480
Cho Hung Bank, (South Korea)(f)	Baa2	11.50%	04/01/10	1,335	1,408,425
Cho Hung Bank, (South Korea)(f)	Baa2	11.875%	04/01/10	1,190	1,258,425
Citigroup, Inc.	Aa2	5.875%	02/22/33	675	636,267
Citigroup, Inc.	Aa2	6.00%	10/31/33	2,000	1,912,294
Citigroup, Inc.	Aa2	6.625%	06/15/32	980	1,014,990
Hanvit Bank, (South Korea)(f)	Baa2	12.75%	03/01/10	100	106,000
HBOS PLC, (United Kingdom)	Aa3	6.00%	11/01/33	3,300	3,140,966
HSBC Holdings PLC, (United Kingdom)	Aa3	5.25%	12/12/12	3,100	3,079,320
JP Morgan Chase & Co.	A1	6.75%	02/01/11	1,260	1,373,280
Kasikornbank Public Co., Ltd., (Thailand)	Baa2	8.25%	08/21/16	1,710	1,774,125
Kazkommerts International BV, (Netherlands)	Baa2	7.875%	04/07/14	2,700	2,524,500
KBC Bank Funding Trust III(a)(f)	A2	9.86%	11/29/49	5,000	6,115,530
Korea Exchange Bank (South Korea)(f)	Baa3	13.75%	06/30/10	1,915	2,106,500
Mizuho Financial Group, (Cayman Islands)	Baa1	5.79%	04/15/14	1,880	1,848,018
PNC Funding Corp.	A3	7.50%	11/01/09	1,090	1,237,351
Santander Central Hispano Issuances, (Cayman Islands)(d)	A1	7.625%	09/14/10	1,200	1,370,366
UFJ Finance Aruba AEC, (Aruba)(a)	Baa1	6.75%	07/15/13	2,130	2,202,567
Washington Mutual, Inc.	A3	7.50%	08/15/06	10,000	10,838,060

					49,276,670

SEE NOTES TO FINANCIAL STATEMENTS.

B14

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Building & Construction — 0.9%
American Standard, Inc.(a)	Ba2	7.625%	02/15/10	$3,800	$4,180,000
Cemex SA, (Mexico)	Ba1	9.625%	10/01/09	2,400	2,808,000
D.R. Horton, Inc	Ba1	6.875%	05/01/13	1,175	1,198,500
KB HOME	Ba1	7.75%	10/15/04	2,260	2,288,250
Ryland Group, Inc.	Ba1	5.375%	06/01/08	1,900	1,914,250

					12,389,000

Cable & Pay Television Systems — 1.1%
Charter Communications Operating LLC(a)	B2	8.00%	04/30/12	3,700	3,579,750
Clear Channel Communications, Inc.	Baa3	4.40%	05/15/11	700	661,160
Comcast Cable Communications, Inc.	Baa3	6.375%	01/30/06	650	680,581
Comcast Corp., Class A	Baa3	7.05%	03/15/33	255	264,148
CSC Holdings, Inc	B1	7.875%	12/15/07	3,800	3,952,000
Rogers Cable, Inc., (Canada)	Ba2	5.50%	03/15/14	520	459,452
Rogers Cable, Inc., (Canada)	Ba2	6.25%	06/15/13	1,200	1,129,705
Rogers Cablesystems, Inc., (Canada)	Ba2	10.00%	03/15/05	3,500	3,633,115

					14,359,911

Chemicals — 1.5%
Dow Chemical Co.	A3	5.97%	01/15/09	1,490	1,570,028
Dow Chemical Co.	A3	6.125%	02/01/11	4,100	4,337,611
Dow Chemical Co.	A3	9.00%	04/01/21	1,000	1,233,799
Eastman Chemicals Co.(a)	Baa2	7.00%	04/15/12	775	849,680
Hercules, Inc.	Ba3	6.75%	10/15/29	2,125	2,040,000
Hercules, Inc.	Ba2	11.125%	11/15/07	2,750	3,217,500
ICI Wilmington, Inc.	Baa3	4.375%	12/01/08	2,040	2,001,122
ICI Wilmington, Inc.	Baa3	5.625%	12/01/13	2,930	2,864,043
IMC Global, Inc.(a)	B2	6.875%	07/15/07	2,000	2,055,000

					20,168,783

Collateralized Mortgage Obligations — 1.5%
Master Alternative Loans Trust, Series 2004-4, Class 4A1	Aaa	5.00%	04/25/19	3,890	3,836,606
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A3(f)	Aaa	4.17%	02/25/34	12,268	12,188,536
Washington Mutual, Series 2002-AR15, Class A5(f)	Aaa	4.38%	12/25/32	3,977	3,992,156

					20,017,298

Commercial Mortgage Backed Securities — 7.3%
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T10, Class X2(f)	AAA(e)	1.441%	03/13/40	43,638	2,574,707
Chase Commercial Mortgage Securities Corp., Series 1997-1 Class A2	AAA(e)	7.37%	06/19/29	4,121	4,401,560
GE Capital Commercial Mortgage Corp., Series 2004-C1, Class A3	Aaa	4.596%	11/10/38	3,500	3,319,022
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93%	07/10/39	8,500	8,387,792
Greenwich Capital Commercial Funding Corp., Series 2003-C1 Class A4	Aaa	4.111%	07/05/35	12,700	11,712,428
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A3	Aaa	4.533%	01/05/36	4,750	4,638,226
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7	Aaa	5.317%	06/10/36	13,000	12,979,698
JP Morgan Chase Commercial Mortgage Securities, Series 2003-ML 1A, Class A2	Aaa	4.767%	03/12/38	4,969	4,817,627
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83%	11/15/27	3,375	3,335,757
Morgan Stanley Capital I, Inc., Series 2004-1Q7, Class A4(f)	AAA(e)	5.57%	06/15/38	13,500	13,646,625
Morgan Stanley Dean Witter Capital I, Series 2000-PRIN, Class A3	Aaa	7.36%	02/23/34	2,530	2,775,944
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B	AAA(e)	7.33%	12/10/32	4,800	5,381,843
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91%	03/12/34	6,186	6,496,280
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98%	11/15/34	2,500	2,463,869
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(e)	4.867%	02/15/35	7,330	7,149,802
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(e)	4.608%	12/15/35	4,750	4,653,306

					98,734,486

Commercial Services — 1.7%
Certegy, Inc.	Baa2	4.75%	09/15/08	1,900	1,919,477
Equifax, Inc.	Baa1	4.95%	11/01/07	1,340	1,382,646
FedEx Corp.	Baa2	1.39%	04/01/05	9,600	9,611,213

SEE NOTES TO FINANCIAL STATEMENTS.

B15

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Commercial Services (cont’d.)
FedEx Corp.	Baa2	2.65%	04/01/07	$7,550	$7,331,744

					20,245,080

Containers & Packaging — 0.7%
Crown Cork & Seal Finance PLC, (United Kingdom)	B3	7.00%	12/15/06	3,500	3,552,500
Pactiv Corp.	Baa2	7.20%	12/15/05	2,450	2,598,507
Pactiv Corp.	Baa2	8.125%	06/15/17	2,360	2,802,948

					8,953,955

Diversified Operations
Tyco International Group SA, (Luxembourg)	Baa3	6.00%	11/15/13	200	205,602
Tyco International Group SA, (Luxembourg)	Baa3	6.75%	02/15/11	805	874,698

					1,080,300

Drugs & Medical Supplies — 1.0%
Bristol-Myers Squibb Co.	A1	5.75%	10/01/11	1,025	1,068,038
Glaxosmithkline Capital, Inc.	Aa2	5.375%	04/15/34	2,300	2,092,491
Hospira, Inc.	Baa3	5.90%	06/15/14	1,855	1,871,569
Pharmacia Corp.	Aaa	6.50%	12/01/18	1,015	1,112,875
Quest Diagnostics, Inc.	Baa2	6.75%	07/12/06	5,775	6,163,646
Wyeth	Baa1	5.50%	02/01/14	1,165	1,113,174

					13,421,793

Entertainment — 0.5%
Time Warner, Inc.	Baa1	5.625%	05/01/05	500	512,246
Time Warner, Inc.(a)	Baa1	6.875%	05/01/12	3,000	3,241,779
Time Warner, Inc.(a)	Baa1	7.70%	05/01/32	3,300	3,604,986

					7,359,011

Financial Services — 2.1%
Capital One Bank	Baa2	6.50%	07/30/04	500	501,965
Capital One Bank	Baa2	6.875%	02/01/06	4,250	4,482,662
Capital One Bank	Baa3	6.50%	06/13/13	5,095	5,253,363
CIT Group, Inc.	A2	5.50%	11/30/07	235	245,471
General Electric Capital Corp.	Aaa	6.125%	02/22/11	2,900	3,105,723
General Electric Capital Corp.	Aaa	6.75%	03/15/32	5,000	5,375,075
Household Finance Corp.	A1	5.75%	01/30/07	1,000	1,050,496
Household Finance Corp.	A1	6.75%	05/15/11	550	601,041
International Lease Finance Corp.	A1	2.95%	05/23/06	1,940	1,927,163
Midland Funding II, Series B	Ba3	13.25%	07/23/06	4,000	4,600,000
Pemex Finance, Ltd., (Cayman Islands)	Baa1	9.14%	08/15/04	685	684,869

					27,827,828

Food & Beverage — 1.7%
Cadbury Schweppes US Finance(a)	Baa2	3.875%	10/01/08	2,600	2,550,582
ConAgra Foods, Inc	Baa1	6.00%	09/15/06	1,600	1,683,514
Kellogg Co.	Baa2	6.00%	04/01/06	9,975	10,468,972
Kraft Foods, Inc.	A3	5.25%	06/01/07	650	675,999
Kraft Foods, Inc.	A3	5.625%	11/01/11	2,630	2,675,481
Kraft Foods, Inc.	A3	6.25%	06/01/12	1,425	1,500,509
Miller Brewing Co.	Baa1	5.50%	08/15/13	1,215	1,219,240
Tyson Foods, Inc.	Baa3	6.625%	10/17/05	1,025	1,061,944
Tyson Foods, Inc.	Baa3	7.25%	10/01/06	1,250	1,346,324

					23,182,565

Gaming — 1.1%
Harrah’s Operating Co., Inc.	Baa3	5.50%	07/01/10	2,500	2,512,520
Harrah’s Operating Co., Inc.	Ba1	7.875%	12/15/05	5,375	5,677,344
MGM Mirage, Inc.(a)	Ba1	6.00%	10/01/09	3,900	3,822,000
Park Place Entertainment Corp.	Ba2	7.875%	12/15/05	2,450	2,575,563

					14,587,427

SEE NOTES TO FINANCIAL STATEMENTS.

B16

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Hospital Management — 1.0%
HCA, Inc.	Ba1	7.125%	06/01/06	$10,500	$11,091,591
HCA, Inc.	Ba1	7.875%	02/01/11	2,000	2,193,548

					13,285,139

Independent Energy — 1.9%
Burlington Resources Finance, (Canada)	Baa1	6.50%	12/01/11	510	557,134
Chesapeake Energy Corp.	Ba3	8.125%	04/01/11	1	772
Devon Financing Corp.(a)	Baa2	6.875%	09/30/11	1,150	1,251,956
Encana Holdings Finance Corp.	Baa1	5.80%	05/01/14	810	824,055
Gaz Capital SA, (Luxembourg)	Ba2	8.625%	04/28/34	3,125	3,050,781
Ocean Energy. Inc.	Baa3	7.25%	10/01/11	500	551,641
Occidental Petroleum	Baa1	4.25%	03/15/10	3,250	3,190,518
Parker & Parsley Petroleum Co.	Baa3	8.25%	08/15/07	1,310	1,465,151
Parker & Parsley Petroleum Co.	Baa3	8.875%	04/15/05	4,995	5,224,690
Petroleos Mexicanos, (Mexico)	Baa1	8.85%	09/15/07	4,450	4,972,875
Petroleos Mexicanos, (Mexico)(a)	Baa1	9.25%	03/30/18	1,470	1,635,375
Petroleos Mexicanos, (Mexico)	Baa1	9.50%	09/15/27	2,000	2,290,000

					25,014,948

Industrials — 1.0%
Briggs & Stratton Corp.	Ba1	8.875%	03/15/11	3,905	4,559,087
Cargill, Inc.	A2	6.125%	04/19/34	1,650	1,598,284
Rockwell Automation, Inc.	A3	5.20%	01/15/98	6,500	5,147,675
RPM International, Inc.	Baa3	6.25%	12/15/13	1,690	1,695,888

					13,000,934

Insurance — 0.2%
Aon Corp.	Baa2	7.375%	12/14/12	225	250,259
Hartford Financial Services Group, Inc.	A3	2.375%	06/01/06	1,400	1,377,295
Hartford Financial Services Group, Inc.	A3	4.75%	03/01/14	890	837,699
Royal & Sun Alliance Insurance Group PLC, (United Kingdom)(a)	Ba2	8.95%	10/15/29	535	604,953

					3,070,206

Integrated Energy — 1.9%
Amerada Hess Corp.(a)	Ba1	6.65%	08/15/11	2,880	3,047,634
B.J. Services Co.	Baa2	7.00%	02/01/06	5,000	5,216,490
Conoco Funding Co., (Canada)	A3	6.35%	10/15/11	600	652,836
Conoco Phillips	A3	4.75%	10/15/12	1,780	1,739,411
Conoco Phillips	A3	6.375%	03/30/09	3,075	3,335,803
Marathon Oil Corp.	Baa1	6.80%	03/15/32	1,800	1,866,346
Petronas Capital, Ltd., (Malaysia)	Baa1	7.00%	05/22/12	7,300	7,959,212
Tosco Corp.	A3	7.25%	01/01/07	1,500	1,627,523

					25,445,255

Investment Banks — 1.8%
Goldman Sachs Group, Inc.	Aa3	5.25%	10/15/13	4,600	4,466,522
Goldman Sachs Group, Inc.(a)	A1	6.345%	02/15/34	7,150	6,714,372
Lehman Brothers Holdings, Inc.	A1	6.625%	02/05/06	3,685	3,886,142
Morgan Stanley	A1	4.75%	04/01/14	4,750	4,382,450
Morgan Stanley	Aa3	7.75%	06/15/05	5,000	5,243,650

					24,693,136

Leisure — 0.7%
Carnival Corp.	A3	3.75%	11/15/07	3,600	3,559,280
Carnival PLC, (United Kingdom)	A3	7.30%	06/01/07	825	894,772
Hilton Hotels Corp.(a)	Ba1	7.625%	12/01/12	1,475	1,585,625
Starwood Hotels & Resorts Worldwide, Inc.	Ba1	7.375%	05/01/07	3,000	3,157,500

					9,197,177

SEE NOTES TO FINANCIAL STATEMENTS.

B17

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Media — 0.9%
Chancellor Media Corp.(a)	Ba1	8.00%	11/01/08	$4,720	$5,339,948
R.R.Donnelley & Sons Co.	Baa1	4.95%	04/01/14	2,250	2,142,722
Thomson Corp.,(Canada)	A3	5.75%	02/01/08	2,750	2,902,056
United Business Media PLC, (United Kingdom)	BBB(e)	7.25%	07/01/04	2,000	2,000,200

					12,384,926

Metals — 0.3%
Alcan, Inc.	Baa1	5.20%	01/15/14	2,400	2,347,111
Alcan, Inc.	Baa1	6.125%	12/15/33	1,820	1,760,959

					4,108,070

Municipals — 0.5%
California St., Ser. A, F.G.I.C.	Aaa	5.25%	07/01/14	4,000	4,396,760
Illinois St., G.O., Taxable Pension	Aa3	5.10%	06/01/33	3,120	2,779,889

					7,176,649

Oil Field Services
Transocean Inc.	Baa2	7.50%	04/15/31	255	290,318

Paper — 0.2%
International Paper Co.	Baa2	5.25%	04/01/16	1,485	1,391,944
Weyerhaeuser Co.	Baa2	7.375%	03/15/32	800	869,942

					2,261,886

Pipelines — 1.2%
CenterPoint Energy Resources Corp.	Ba1	7.875%	04/01/13	3,660	4,095,203
Duke Energy Field Services	Baa2	7.50%	08/16/05	12,000	12,598,728

					16,693,931

Real Estate Investment Trust — 1.0%
Developers Diversified Realty Corp.	Baa3	5.25%	04/15/11	2,000	1,923,878
Equity One, Inc.	Baa3	3.875%	04/15/09	1,450	1,372,924
ERP Operating LP(d)	Baa1	6.83%	04/13/05	3,900	4,017,546
Host Marriot LP	Ba3	8.375%	02/15/06	2,000	2,110,000
iStar Financial, Inc.	Ba1	5.125%	04/01/11	2,225	2,116,073
iStar Financial, Inc.	Ba1	5.70%	03/01/14	2,175	2,041,535

					13,581,956

Refining — 0.3%
Valero Energy Corp.	Baa3	6.875%	04/15/12	3,725	4,050,464

Restaurants — 0.3%
Tricon Global Restaurants, Inc.	Baa3	8.875%	04/15/11	3,415	4,120,972
Yuml Brands, Inc.	Baa3	7.45%	05/15/05	595	618,022

					4,738,994

Retail — 0.7%
JC Penney Co., Inc	Ba3	7.375%	08/15/08	2,000	2,157,500
JC Penney Co., Inc	Ba3	9.00%	08/01/12	550	649,000
Target Corp.	A2	6.35%	01/15/11	1,400	1,526,445
The Gap, Inc.(a)	Ba2	6.90%	09/15/07	4,675	5,037,313

					9,370,258

Structured Notes — 1.8%
DJ TRAC-X NA HY S2 T1(a)	B3	7.375%	03/25/09	9,000	8,797,500
DJ TRAC-X NA HY S2 T2(a)	Ba3	6.05%	03/25/09	5,500	5,362,500
DJ TRAC-X NA HY S2 T3(a)	B3	8.00%	03/25/09	6,750	6,547,500
Preferred Term Securities X, Class A-1(f)	Aaa	2.306%	07/03/33	3,900	3,909,750

					24,617,250

SEE NOTES TO FINANCIAL STATEMENTS.

B18

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Supermarkets — 0.3%
Albertson’s, Inc.(a)	Baa2	7.50%	02/15/11	$990	$1,115,628
Albertson’s Inc.	Baa2	8.00%	05/01/31	1,500	1,718,382
The Kroger Co.	Baa2	6.75%	04/15/12	1,375	1,489,580

					4,323,590

Technology — 1.9%
Computer Associates International, Inc.	Ba1	6.375%	04/15/05	2,005	2,057,631
Computer Sciences Corp.(a)	A3	6.75%	06/15/06	495	527,602
Electronic Data Systems Corp.(a)	Baa3	6.85%	10/15/04	5,735	5,792,253
Hewlett-Packard Co.	A3	7.15%	06/15/05	400	417,138
International Business Machines Corp.	A1	5.875%	11/29/32	3,500	3,407,890
International Business Machines Corp.	A1	8.375%	11/01/19	575	722,335
Jabil Circuit, Inc	Baa3	5.875%	07/15/10	2,000	2,065,992
Motorola, Inc.	Baa3	7.625%	11/15/10	915	1,030,160
Sun Microsystems, Inc	Baa3	7.50%	08/15/06	5,835	6,222,339
SunGard Data Systems, Inc	Baa2	4.875%	01/15/14	1,350	1,281,349
Unisys Corp.	Ba1	8.125%	06/01/06	1,650	1,753,125

					25,277,814

Telecommunications – Wireless — 1.4%
AT&T Wireless Services, Inc.	Baa2	8.125%	05/01/12	1,815	2,098,414
AT&T Wireless Services, Inc.	Baa2	8.75%	03/01/31	2,375	2,895,526
TeleCorp., PCS, Inc.	Baa2	10.625%	07/15/10	5,940	6,705,779
Verizon Wireless Capital Inc.	A3	5.375%	12/15/06	5,900	6,150,980
Vodafone Group PLC, (United Kingdom)	A2	5.375%	01/30/15	825	812,439

					18,663,138

Telecommunications – Wirelines — 5.5%
AT&T Corp.	Baa2	7.50%	06/01/06	1,665	1,759,687
AT&T Corp.(b)	Baa2	8.05%	11/15/11	2,940	3,018,569
BellSouth Corp.	A1	6.55%	06/15/34	2,950	2,940,622
British Telecommunications PLC, (United Kingdom)	Baa1	8.875%	12/15/30	3,085	3,805,924
Century Tel, Inc.	Baa2	7.875%	08/15/12	2,845	3,151,139
Citizens Communications Co.	Baa3	7.60%	06/01/06	2,410	2,527,849
Citizens Communications Co.	Baa3	8.50%	05/15/06	2,845	3,031,100
Citizens Communications Co.	Baa3	9.25%	05/15/11	4,320	4,515,221
Deutsche Telekom International Finance BV, (Netherlands)(b)	Baa2	8.25%	06/15/05	1,425	1,498,283
Deutsche Telekom International Finance BV, (Netherlands)(b)	Baa2	8.75%	06/15/30	865	1,052,823
Deutsche Telekom International Finance BV, (Netherlands)(b)	Baa2	9.25%	06/01/32	970	1,278,236
Koninklijke (Royal) KPN NV, (Netherlands)(a)	Baa1	8.00%	10/01/10	3,000	3,473,616
L-3 Communications Corp.	Ba3	6.125%	01/15/14	1,385	1,322,675
LCI International, Inc.(a)	Caa1	7.25%	06/15/07	6,675	6,040,875
Nortel Networks, Ltd., (Cananda)(a)	B3	6.125%	02/15/06	2,000	2,010,000
Sprint Capital Corp.(a)	Baa3	4.78%	08/17/06	6,665	6,793,981
Sprint Capital Corp.	Baa3	6.90%	05/01/19	1,625	1,634,678
Sprint Capital Corp.(a)	Baa3	8.375%	03/15/12	1,640	1,884,900
Sprint Capital Corp.(a)	Baa3	8.75%	03/15/32	2,215	2,581,095
Telecom de Puerto Rico	Baa1	6.65%	05/15/06	6,800	7,183,772
Telecom de Puerto Rico	Baa1	6.80%	05/15/09	4,365	4,727,391
TELUS Corp., (Canada)	Baa3	7.50%	06/01/07	6,250	6,807,056
TELUS Corp., (Canada)	Baa3	8.00%	06/01/11	150	170,485
Verizon New York, Inc.(a)	Baa2	7.375%	04/01/32	805	847,315

					74,057,292

Tobacco — 0.2%
Altria Group, Inc	Baa2	7.00%	11/04/13	870	885,941
Altria Group, Inc(a)	Baa2	7.65%	07/01/08	1,100	1,185,281

					2,071,222

SEE NOTES TO FINANCIAL STATEMENTS.

B19

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Utilities — 5.4%
CenterPoint Energy Houston Electric LLC	Baa2	5.70%	03/15/13	$2,950	$3,007,003
Cinergy Corp.	Baa2	6.25%	09/01/04	11,000	11,074,096
Commonwealth Edison Co.	Baa1	7.625%	01/15/07	7,525	8,234,848
Consumers Energy Co.	Baa3	5.375%	04/15/13	1,000	979,260
Consumers Energy Co.(b)	Baa3	6.25%	09/15/06	2,300	2,416,380
Dominion Resources, Inc.	Baa1	2.80%	02/15/05	5,000	5,015,550
Empresa Naclonal de Electricidad SA, (Chile)(a)	Ba2	8.35%	08/01/13	625	667,198
Energy East Corp.	Baa2	6.75%	09/15/33	1,150	1,155,118
Enersis SA, (Chile)	Ba2	7.375%	01/15/14	3,700	3,640,001
FirstEnergy Corp.	Baa3	5.50%	11/15/06	1,700	1,758,691
FirstEnergy Corp.	Baa3	6.45%	11/15/11	3,030	3,141,380
FirstEnergy Corp.	Baa3	7.375%	11/15/31	1,125	1,172,568
Korea East-West Power Co., Ltd., (South Korea)	A3	4.875%	04/21/11	1,700	1,641,812
MidAmerican Energy Holdings Co.	Baa3	7.23%	09/15/05	5,000	5,253,905
NlSource Finance Corp.	Baa3	7.875%	11/15/10	3,000	3,439,179
Northern States Power Co.	A2	8.00%	08/28/12	2,800	3,328,077
Oncor Electric Delivery Co.	Baa2	7.00%	09/01/22	300	321,003
Pacific Gas & Electric Co.(a)	Baa2	4.80%	03/01/14	2,000	1,895,080
Pacific Gas & Electric Co.	Baa2	6.05%	03/01/34	3,650	3,433,029
Southern California Edison Co.	Baa3	6.375%	01/15/06	1,250	1,307,115
Southern California Edison Co.	Baa3	7.625%	01/15/10	1,100	1,243,481
Southern California Edison Co.	Baa2	8.00%	02/15/07	3,823	4,223,126
Westar Energy, Inc.	Ba1	6.00%	07/01/14	1,250	1,269,968
Xcel Energy, Inc.	Baa1	3.40%	07/01/08	1,330	1,283,783
Xcel Energy, Inc.	Baa1	7.00%	12/01/10	1,850	2,046,429

					72,948,080

Waste Management — 0.6%
Waste Management, Inc.	Baa3	7.00%	10/01/04	1,600	1,616,938
Waste Management, Inc.	Baa3	7.125%	10/01/07	1,550	1,700,172
Waste Management, Inc.	Baa3	7.65%	03/15/11	2,100	2,378,269
Waste Management, Inc.	Baa3	7.75%	05/15/32	2,500	2,846,372

					8,541,751

Foreign Local Government Bonds — 3.0%
Federal Republic of Brazil, (Brazil)(a)	B2	9.25%	10/22/10	5,325	5,045,437
Federal Republic of Brazil, (Brazil)	B2	11.25%	07/26/07	565	608,788
Republic of Crostia, (Croatia)(f)	Baa3	2.00%	07/31/06	1,411	1,411,259
Republic of Hungary, (Hungary)	A1	7.00%	04/12/06	HUF980,160	4,454,246
Republic of Peru, (Peru)	Ba3	4.50%	03/07/17	$750	603,750
Republic of Philippines, (Philippines)(a)	Ba2	9.875%	03/16/10	530	569,750
Republic of Poland, (Poland)	A2	5.75%	06/24/08	PLN53,805	13,687,537
Russian Federation, (Russia)	Baa3	5.00%	03/31/30	$3,780	3,433,350
Russian Federation, (Russia)	Baa3	10.00%	06/26/07	1,500	1,678,125
United Mexican States, (Mexico)	Baa2	8.375%	01/14/11	8,000	9,040,000

					40,532,242

U.S. Government & Agency Obligations — 3.5%
Federal Home Loan Banks		5.25%	06/18/14	14,430	14,468,398
Federal Home Loan Mortgage Corp.		3.375%	04/15/09	1,370	1,319,206
Federal Home Loan Mortgage Corp.		4.875%	11/15/13	515	504,723
Federal National Mortgage Association		7.25%	05/15/30	160	189,179
United States Treasury Bonds(a)		5.375%	02/15/31	3,934	3,967,655
United States Treasury Bonds(a)		6.00%	02/15/26	8,000	8,620,312
United States Treasury Bonds(a)		9.125%	05/15/18	5,025	7,054,236
United States Treasury Notes		4.00%	06/15/09	300	302,567
United States Treasury Notes(a)		4.75%	05/15/14	6,200	6,264,666
United States Treasury Notes		5.00%	08/15/11	1,375	1,435,424
United States Treasury Strips		0.00%	05/15/20	6,650	2,771,900

					46,898,266

SEE NOTES TO FINANCIAL STATEMENTS.

B20

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. Government Mortgage Backed Securities — 34.3%
Federal Home Loan Mortgage Corp.		4.50%	11/01/18	$3,286	$3,218,426
Federal Home Loan Mortgage Corp.		4.50%	TBA	30,000	29,301,562
Federal Home Loan Mortgage Corp.		5.00%	01/01/19-05/01/34	14,041	13,798,286
Federal Home Loan Mortgage Corp.		5.50%	10/01/33-04/01/34	21,033	20,994,472
Federal Home Loan Mortgage Corp.		6.00%	11/01/33	4,807	4,915,662
Federal Home Loan Mortgage Corp.		6.00%	TBA	14,500	14,744,688
Federal Home Loan Mortgage Corp.		6.50%	07/01/32-09/01/32	6,550	6,831,978
Federal Home Loan Mortgage Corp.		7.00%	10/01/32	1,072	1,131,361
Federal Home Loan Mortgage Corp.		7.00%	TBA	16,000	16,870,000
Federal National Mortgage Association		4.00%	05/01/19-06/01/19	10,955	10,439,655
Federal National Mortgage Association		4.50%	06/01/18-06/01/19	12,095	11,847,813
Federal National Mortgage Association		4.50%	TBA	100	97,688
Federal National Mortgage Association		5.00%	01/01/19-03/01/34	61,312	59,808,379
Federal National Mortgage Association		5.00%	TBA	9,000	8,690,625
Federal National Mortgage Association		5.00%	TBA	22,000	22,020,636
Federal National Mortgage Association		5.50%	12/01/16-02/01/34	124,998	125,255,249
Federal National Mortgage Association		6.00%	09/01/17-03/01/34	36,238	37,152,129
Federal National Mortgage Association		6.50%	11/01/09-11/01/33	27,638	28,907,486
Federal National Mortgage Association		7.00%	03/01/32-06/01/32	3,414	3,602,117
Federal National Mortgage Association		9.00%	10/01/16-09/01/21	77	83,108
Government National Mortgage Association		5.50%	05/15/33-07/15/33	4,819	4,822,772
Government National Mortgage Association		6.00%	01/15/33-01/15/34	11,999	12,316,539
Government National Mortgage Association		6.50%	09/15/32-11/15/33	11,231	11,751,604
Government National Mortgage Association		7.50%	10/15/25-02/15/26	474	511,857
Government National Mortgage Association		5.50%	04/20/34	9,801	9,792,936
Government National Mortgage Association		6.50%	09/15/33-11/15/33	2,213	2,315,830

					461,222,858

TOTAL LONG-TERM BONDS (Cost $1,380,641,007)					1,387,938,866

SHORT-TERM INVESTMENT — 7.8%
Mutual Fund — 12.4%
Dryden Core Investment Fund — Taxable Money Market Fund Series. (Note 4)(c) (cost $167,622,337)				167,622	167,622,337

INVESTMENTS SOLD SHORT — (4.6)%
U.S. Government Mortgage Backed Securities — (4.6)%
Federal Home Loan Mortgage Corp.		5.50%	TBA	(28,000)	(27,868,736)
Federal National Mortgage Association		5.001%	TBA	(28,500)	(27,520,313)
Federal National Mortgage Association		5.50%	TBA	(7,000)	(6,965,000)

					62,354,049

TOTAL INVESTMENTS, BEFORE INVESTMENTS SOLD SHORT (Cost $1,548,263,344)	1,555,561,203
TOTAL INVESTMENTS SOLD SHORT (Proceeds $(61,458,984))	(62,354,049)

TOTAL SHORT-TERM INVESTMENT (Cost $106,163,353)	105,268,288

TOTAL INVESTMENTS — 110.9% (Cost $1,486,804,360)	1,493,207,154
UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS, NET(h)	(595,661)
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(g)	69,831
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.9)%	(146,602,553)

TOTAL NET ASSETS — 100.0%	$1,346,078,771

SEE NOTES TO FINANCIAL STATEMENTS.

B21

DIVERSIFIED BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

The following abbreviations are used in portfolio descriptions:

F.G.I.C	Financial Guaranty Insurance Company
G.O.	General Obligation
TBA	Securities purchased on a forward commitment basis.

(a)	Portion of securities on loan with an aggregate market value of $135,376,847; cash collateral of $143,217,902 was received with which the portfolio purchased securities.

(b)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.

(g)	Open futures contracts as of June 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation/ (Depreciation)
Long Positions:
220	Germany Fed. Rep. Bonds	Sep 04	$29,467,397	$29,523,231	$55,834
302	U.S. Treasury 10 Yr Notes	Sep 04	32,819,480	33,017,094	197,614

					253,448
Short Positions:
68	U.S. Treasury Bonds	Sep 04	7,084,539	7,233,500	(148,961)
38	U.S. Treasury 5Yr Notes	Sep 04	4,099,798	4,130,125	(30,327)
384	U.S. Treasury 2Yr Notes	Sep 04	80,819,002	80,850,000	(30,998)

					(210,286)

					$(43,162)

(h)	Outstanding forward foreign currency contracts as of June 30, 2004 were as follows:

Foreign Currency Contract	Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Sold:
Hungarian Forint expiring 7/21/04	4,352,341	4,499,727	(147,386)
Polish Zloty expiring 7/21/04	13,923,353	14,371,628	(448,275)

	18,275,694	18,871,355	$(595,661)

SEE NOTES TO FINANCIAL STATEMENTS.

B22

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 2.4%
Boeing Co.	504,851	$25,792,838
General Dynamics Corp.	23,000	2,283,900
Honeywell International, Inc.	376,794	13,801,964
Lockheed Martin Corp.(b)	638,286	33,241,935
Northrop Grumman Corp.	56,394	3,028,358
Raytheon Co.	304,100	10,877,657
United Technologies Corp.	98,061	8,970,620

		97,997,272

Air Freight & Couriers — 0.2%
FedEx Corp.	7,612	621,824
United Parcel Service, Inc. (Class “B” Stock)	82,374	6,192,054

		6,813,878

Automobiles — 0.2%
Ford Motor Co.	72,224	1,130,306
General Motors Corp.	43,429	2,023,357
Harley-Davidson, Inc.	70,336	4,356,612

		7,510,275

Beverages — 1.3%
Anheuser-Busch Cos., Inc.	105,976	5,722,704
Coca-Cola Co.	183,688	9,272,570
PepsiCo, Inc.	623,758	33,608,081
The Pepsi Bottling Group, Inc.	104,919	3,204,227

		51,807,582

Biotechnology — 2.3%
Amgen, Inc.(a)(b)	859,907	46,925,125
Biogen Idec, Inc.(a)	11,801	746,413
Gilead Sciences, Inc.(a)	395,400	26,491,800
ILEX Oncology, Inc.(a)	37,693	941,948
MedImmune, Inc.(a)	762,100	17,833,140

		92,938,426

Building & Building Products — 0.3%
American Standard Cos., Inc.(a)	293,200	11,818,892
KB HOME	4,229	290,236
Masco Corp.	27,674	862,875
Pulte Homes, Inc.	10,031	521,913

		13,493,916

Capital Markets — 1.9%
Goldman Sachs Group, Inc.	443,260	41,737,362
Merrill Lynch & Co., Inc.	660,875	35,674,032

		77,411,394

Chemicals — 0.3%
Air Products & Chemicals, Inc.	27,207	1,427,007
Dow Chemical Co.	69,961	2,847,413
E.I. du Pont de Nemours & Co.	76,414	3,394,310
Ecolab, Inc.	17,751	562,707
Monsanto Co.	14,311	550,973
PPG Industries, Inc.	11,801	737,444
Praxair, Inc.	57,827	2,307,876
Rohm & Haas Co.	24,783	1,030,477

		12,858,207

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Commercial Banks — 5.2%
Bank of America Corp.	697,540	$59,025,835
Bank One Corp.(b)	1,174,094	59,878,794
Comerica, Inc.	137,000	7,518,560
Fifth Third Bancorp	154,100	8,287,498
Mellon Financial Corp.	100,312	2,942,151
North Fork Bancorporation, Inc.	37,747	1,436,273
SouthTrust Corp.	50,254	1,950,358
The Bank of New York Co., Inc.	255,500	7,532,140
U.S. Bancorp	398,967	10,995,531
Wachovia Corp.	299,586	13,331,577
Washington Mutual, Inc.	97,566	3,769,950
Wells Fargo & Co.	571,075	32,682,622

		209,351,289

Commercial Services & Supplies — 1.2%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	242,100	21,375,009
Automatic Data Processing, Inc.	13,514	565,966
Avery Dennison Corp.	163,341	10,455,457
Cendant Corp.	111,759	2,735,860
Certegy, Inc.	22,588	876,414
Corinthian Colleges, Inc.(a)	92,759	2,294,858
Fiserv, Inc.(a)	52,221	2,030,875
Waste Management, Inc.	258,313	7,917,294

		48,251,733

Communications Equipment — 3.0%
ADC Telecommunications, Inc.(a)	4,557,400	12,943,016
Avaya, Inc.(a)	110,797	1,749,485
Cisco Systems, Inc.(a)(b)	3,286,199	77,882,916
Corning, Inc.(a)	151,822	1,982,795
Motorola, Inc.	226,586	4,135,195
Nokia Oyj, ADR (Finland)	17,939	260,833
Nortel Networks Corp.(a)	3,513,600	17,532,864
QUALCOMM, Inc.	54,758	3,996,239

		120,483,343

Computers & Peripherals — 3.2%
Dell, Inc.(a)	711,611	25,489,906
EMC Corp.(a)	285,048	3,249,547
Hewlett-Packard Co.	788,096	16,628,826
International Business Machines Corp.	814,714	71,817,039
Lexmark International, Inc.(a)	83,963	8,104,948
Sun Microsystems, Inc.(a)	258,585	1,122,259

		126,412,525

Consumer Finance — 1.6%
American Express Co.(b)	1,176,237	60,435,057
SLM Corp.	92,228	3,730,623

		64,165,680

Containers & Packaging — 1.1%
Pactiv Corp.(a)	25,432	634,274
Smurfit-Stone Container Corp.(a)	294,300	5,871,285
Temple-Inland, Inc.(b)	537,500	37,221,875

		43,727,434

SEE NOTES TO FINANCIAL STATEMENTS.

B23

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Diversified Financial Services — 3.8%
Capital One Financial Corp.	68,802	$4,704,681
Citigroup, Inc.	1,681,147	78,173,335
Fannie Mae	153,536	10,956,329
Freddie Mac	208,235	13,181,275
J.P. Morgan Chase & Co.	357,325	13,853,490
Lehman Brothers Holdings, Inc.	24,149	1,817,212
MBNA Corp.	537,164	13,853,460
Morgan Stanley	120,206	6,343,271
State Street Corp.	166,468	8,163,591

		151,046,644

Diversified Telecommunication Services — 1.2%
BellSouth Corp.	146,219	3,833,862
Principal Financial Group, Inc.	724,578	25,200,823
Qwest Communications International, Inc.(a)	49,284	176,929
SBC Communications, Inc.	275,031	6,669,502
Sprint Corp.	122,836	2,161,914
Verizon Communications, Inc.	235,083	8,507,654

		46,550,684

Electric Utilities — 1.7%
AES Corp.(a)	55,883	554,918
Ameren Corp.	17,456	749,910
American Electric Power Co., Inc.	43,842	1,402,944
Consolidated Edison, Inc.	20,947	832,853
Constellation Energy Group, Inc.	26,966	1,022,011
Dominion Resources, Inc.	36,466	2,300,275
DTE Energy Co.	14,906	604,289
Entergy Corp.	28,146	1,576,457
Exelon Corp.	683,612	22,757,444
FirstEnergy Corp.	792,980	29,665,382
FPL Group, Inc.	18,666	1,193,691
PG&E Corp.(a)	53,991	1,508,509
PPL Corp.	22,305	1,023,800
Progress Energy, Inc.	11,448	504,284
Public Service Enterprise Group, Inc.	12,281	491,608
Southern Co.	74,172	2,162,114
TXU Corp.	37,646	1,525,039

		69,875,528

Electrical Equipment — 0.1%
Emerson Electric Co.	16,877	1,072,533
Molex, Inc. (Class “A” Stock)	40,957	1,117,307

		2,189,840

Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc.(a)	1,181,399	34,591,363
Liberty Media International, Inc. (Class “A” Stock)(a)	50,260	1,864,646
Solectron Corp.(a)	49,285	318,874

		36,774,883

Energy Equipment & Services — 2.8%
BJ Services Co.(a)(b)	876,900	40,197,096
ENSCO International, Inc.	372,200	10,831,020
Halliburton Co.	104,206	3,153,273
Schlumberger, Ltd.	662,721	42,089,411
Weatherford International, Ltd.(a)	348,600	15,680,028

		111,950,828

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Food & Staples Retailing — 3.0%
Costco Wholesale Corp.(b)	756,284	$31,060,584
Kroger Co.(a)	1,082,675	19,704,685
Safeway, Inc.(a)	85,678	2,171,081
SYSCO Corp.	59,243	2,125,047
Wal-Mart Stores, Inc.(e)	435,615	22,983,047
Walgreen Co.	49,035	1,775,557
Whole Foods Market, Inc.(b)	408,400	38,981,780

		118,801,781

Food Products — 0.6%
H.J. Heinz & Co.	57,178	2,241,378
Hershey Foods Corp.	44,963	2,080,438
Kellogg Co.	330,721	13,840,674
Sara Lee Corp.	74,745	1,718,387
Wm. Wrigley Jr. Co.	34,814	2,195,023

		22,075,900

Gas Utilities — 0.5%
El Paso Corp.	1,263,500	9,956,380
KeySpan Corp.	6,803	249,670
Kinder Morgan, Inc.	15,460	916,624
NiSource, Inc.	445,100	9,177,962
Sempra Energy	26,310	905,853

		21,206,489

Health Care Equipment & Supplies — 1.5%
Boston Scientific Corp.(a)	82,609	3,535,665
Fisher Scientific International, Inc.(a)	173,800	10,036,950
Guidant Corp.	390,405	21,815,831
Medtronic, Inc.	403,616	19,664,172
Smith & Nephew PLC, ADR (United Kingdom)	17,797	983,640
Zimmer Holdings, Inc.(a)	37,174	3,278,747

		59,315,005

Health Care Providers & Services — 1.4%
Anthem, Inc.(a)	115,600	10,353,136
Cardinal Health, Inc.	64,908	4,546,805
Caremark Rx, Inc.(a)(b)	940,100	30,966,894
HCA-The Healthcare Co.	44,255	1,840,566
Quest Diagnostics, Inc.	8,851	751,892
UnitedHealth Group, Inc.	98,763	6,147,997
WellPoint Health Networks, Inc.(a)	13,276	1,487,045

		56,094,335

Hotels, Restaurants & Leisure — 1.8%
Brinker International, Inc.(a)	611,900	20,878,028
Carnival Corp.	56,647	2,662,409
Darden Restaurants, Inc.	25,196	517,778
International Game Technology	30,212	1,166,183
Marriott International, Inc. (Class “A” Stock)	21,597	1,077,258
McDonald’s Corp.	376,219	9,781,694
Starbucks Corp.(a)	456,800	19,861,664
Wendy’s International, Inc.	500,600	17,440,904

		73,385,918

Household Durables — 0.4%
Black & Decker Corp.	7,376	458,271
Centex Corp.	9,677	442,723
Fortune Brands, Inc.	13,041	983,683

SEE NOTES TO FINANCIAL STATEMENTS.

B24

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Household Durables (cont’d.)
Leggett & Platt, Inc.	16,876	$450,758
Maytag Corp.	7,320	179,413
Newell Rubbermaid, Inc.	475,536	11,175,096
Snap-on, Inc.	5,751	192,946
Stanley Works	7,553	344,266
Whirlpool Corp.	6,054	415,304

		14,642,460

Household Products — 1.7%
Clorox Co.	57,591	3,097,244
Colgate-Palmolive Co.	93,231	5,449,352
Kimberly-Clark Corp.	355,431	23,415,794
Procter & Gamble Co.	628,616	34,221,855

		66,184,245

Industrial Conglomerates — 3.4%
3M Co.	94,824	8,535,108
General Electric Co.(b)	2,318,700	75,125,880
Tyco International, Ltd.(b)	1,636,017	54,217,604

		137,878,592

Insurance — 3.6%
ACE, Ltd.	84,498	3,572,575
AFLAC, Inc.	48,032	1,960,186
Allstate Corp.	139,138	6,476,874
American International Group, Inc.	1,114,285	79,426,235
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	94	8,361,300
Chubb Corp.	181,342	12,363,897
Hartford Financial Services Group, Inc.	51,513	3,541,004
Loews Corp.	432,000	25,902,720
MetLife, Inc.(a)	112,033	4,016,383

		145,621,174

Internet & Catalog Retail — 1.9%
eBay, Inc.(a)(b)	483,009	44,412,677
InterActiveCorp(a)(b)	1,067,691	32,180,207

		76,592,884

Internet Software & Services — 1.6%
Yahoo!, Inc.(a)(b)	1,759,107	63,908,357

IT Consulting & Services — 0.5%
Affiliated Computer Services, Inc. (Class “A” Stock)(a)	35,484	1,878,523
First Data Corp.	112,851	5,024,127
Paychex, Inc.	393,366	13,327,240

		20,229,890

Leisure Equipment & Products — 0.2%
Mattel, Inc.	438,231	7,997,716

Machinery — 0.8%
Caterpillar, Inc.	41,305	3,281,269
Danaher Corp.	133,386	6,916,064
Deere & Co.	42,042	2,948,826
Dover Corp.	47,898	2,016,506
Eaton Corp.	35,051	2,269,202
Illinois Tool Works, Inc.	25,369	2,432,633

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Machinery (cont’d.)
Ingersoll-Rand Co. (Class “A” Stock) (Bermuda)	13,542	$925,054
Navistar International Corp.(a)	181,000	7,015,560
PACCAR, Inc.	44,491	2,580,033

		30,385,147

Media — 3.3%
Clear Channel Communications, Inc.	68,035	2,513,893
Comcast Corp. (Class “A” Stock)(a)	463,374	12,988,373
Comcast Corp. (Special Class “A” Stock)(a)	246,792	6,813,927
Gannett Co., Inc.	20,092	1,704,806
Liberty Media Corp. (Class “A” Stock)(a)	1,000,160	8,991,438
McGraw Hill, Inc.	13,395	1,025,655
New York Times Co. (Class “A” Stock)	22,482	1,005,170
News Corp., Ltd., ADR (Australia)	246,400	8,101,632
Omnicom Group, Inc.	30,094	2,283,834
The DIRECTV Group, Inc.(a)(b)	1,086,101	18,572,327
Time Warner, Inc.(a)	381,185	6,701,232
Tribune Co.	31,094	1,416,021
Univision Communications, Inc. (Class “A” Stock)(a)(b)	897,000	28,641,210
Viacom, Inc. (Class “B” Stock)	803,184	28,689,733
Walt Disney Co.	122,085	3,111,947

		132,561,198

Metals & Mining — 4.5%
Alcoa, Inc.(b)	1,368,212	45,192,042
Alumina, Ltd. ADR (Australia)(b)	1,554,300	23,236,785
Barrick Gold Corp. (Canada)	362,153	7,152,522
Companhia Vale do Rio Doce, ADR (Brazil)(b)	845,400	40,198,770
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	1,173,011	38,885,315
Newmont Mining Corp.(b)	566,246	21,947,695
Phelps Dodge Corp.	21,833	1,692,276

		178,305,405

Multi-line Retail — 0.9%
Family Dollar Stores, Inc.	98,513	2,996,765
Federated Department Stores, Inc.	24,544	1,205,110
Kohl’s Corp.(a)	35,762	1,512,017
Sears, Roebuck & Co.	8,148	307,669
Target Corp.	727,004	30,875,860

		36,897,421

Multi-Utilities — 0.1%
Duke Energy Corp.	85,914	1,743,195

Office Electronics — 0.5%
Xerox Corp.(a)(b)	1,498,200	21,723,900

Oil & Gas — 6.4%
Apache Corp.	555,160	24,177,218
Burlington Resources, Inc.	72,578	2,625,872
ChevronTexaco Corp.	190,462	17,924,379
ConocoPhillips, Inc.	54,640	4,168,485

SEE NOTES TO FINANCIAL STATEMENTS.

B25

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Oil & Gas (cont’d.)
Devon Energy Corp.	49,527	$3,268,782
ExxonMobil Corp.(e)	1,284,285	57,035,097
GlobalSantaFe Corp. (Cayman Islands)	282,000	7,473,000
Kerr-McGee Corp.(b)	328,600	17,668,822
Nexen, Inc. (Canada)	534,000	20,836,680
Occidental Petroleum Corp.	50,156	2,428,052
Suncor Energy, Inc. (Canada)	1,381,200	35,036,071
Total SA, ADR (France)(b)	635,000	61,010,800
Unocal Corp.	41,600	1,580,800

		255,234,058

Paper & Forest Products — 0.4%
International Paper Co.	350,212	15,654,476
Weyerhaeuser Co.	26,071	1,645,602

		17,300,078

Personal Products — 1.0%
Avon Products, Inc.(b)	607,400	28,025,436
Estee Lauder Cos., Inc. (Class “A” Stock)	236,200	11,521,836
Gillette Co.	45,730	1,938,952

		41,486,224

Pharmaceuticals — 10.0%
Abbott Laboratories	177,021	7,215,376
Allergan, Inc.(b)	283,100	25,343,112
AstraZeneca PLC, ADR (United Kingdom)(b)	462,600	21,113,064
Barr Pharmaceuticals, Inc.(a)	23,919	806,070
Eli Lilly & Co.(b)	556,810	38,926,587
Forest Laboratories, Inc.(a)	60,282	3,413,770
GlaxoSmithKline PLC, ADR (United Kingdom)	332,300	13,777,158
IVAX Corp.(a)	277,200	6,650,028
Johnson & Johnson	318,086	17,717,390
Medco Health Solutions, Inc.(a)	26,909	1,009,087
Merck & Co., Inc.	185,870	8,828,825
Novartis AG, ADR (Switzerland)	535,800	23,843,100
OSI Pharmaceuticals, Inc.(a)	97,700	6,881,988
Pfizer, Inc.(e)	3,048,328	104,496,684
Roche Holdings AG, ADR (Switzerland)	292,300	28,940,594
Schering-Plough Corp.	679,400	12,555,312
Sepracor, Inc.(a)(b)	880,900	46,599,610
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	290,600	19,554,474
Watson Pharmaceuticals, Inc.(a)	14,752	396,829
Wyeth	401,870	14,531,619

		402,600,677

Road & Rail — 0.1%
Burlington Northern Santa Fe Corp.	80,190	2,812,263
Union Pacific Corp.	22,390	1,331,086

		4,143,349

COMMON STOCKS		Value (Note 2)
(Continued)	Shares

Semiconductors & Semiconductor Equipment — 5.1%
Analog Devices, Inc.	77,653	$3,655,903
Intel Corp.	3,367,605	92,945,898
KLA-Tencor Corp.(a)	44,255	2,185,312
Linear Technology Corp.	39,180	1,546,434
Marvell Technology Group Ltd. (Bermuda)(a)(b)	926,200	24,729,540
Maxim Integrated Products, Inc.(b)	444,100	23,279,722
Microchip Technology, Inc.	51,500	1,624,310
National Semiconductor Corp.(a)(b)	1,014,123	22,300,565
Novellus Systems, Inc.(a)	57,945	1,821,791
Texas Instruments, Inc.	1,217,733	29,444,784
Xilinx, Inc.	42,949	1,430,631

		204,964,890

Software — 5.5%
Adobe Systems, Inc.	15,266	709,869
BMC Software, Inc.(a)	472,000	8,732,000
Electronic Arts, Inc.(a)	691,300	37,710,415
Intuit, Inc.(a)	14,978	577,851
Microsoft Corp.	3,931,597	112,286,410
Novell, Inc.(a)	32,247	270,552
Oracle Corp.(a)	1,304,217	15,559,309
PeopleSoft, Inc.(a)	584,737	10,817,635
SAP AG, ADR (Germany)	333,200	13,931,092
Siebel Systems, Inc.(a)	35,491	379,044
Symantec Corp.(a)(b)	453,711	19,863,468
VERITAS Software Corp.(a)	47,613	1,318,880

		222,156,525

Specialty Retail — 1.4%
Bed Bath & Beyond, Inc.(a)	620,406	23,854,610
Best Buy Co., Inc.	313,146	15,889,028
Home Depot, Inc.	212,769	7,489,469
Limited Brands, Inc.	18,243	341,144
Lowe’s Cos., Inc.	121,676	6,394,074
The Gap, Inc.	39,719	963,186

		54,931,511

Textiles & Apparel — 0.0%
NIKE, Inc. (Class “B” Stock)	21,407	1,621,580

Tobacco — 0.6%
Altria Group, Inc.	499,652	25,007,583

Wireless Telecommunication Services — 0.6%
AT&T Wireless Services, Inc.(a)	1,137,088	16,283,100
Nextel Communications, Inc. (Class “A” Stock)(a)	108,337	2,888,264
Vodafone Group PLC, ADR (United Kingdom)(b)	201,507	4,453,305

		23,624,669

TOTAL LONG-TERM INVESTMENTS (cost $3,401,282,542)		3,930,233,517

SEE NOTES TO FINANCIAL STATEMENTS.

B26

EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

SHORT-TERM INVESTMENTS — 15.0%	Shares	Value (Note 2)
Mutual Fund — 13.9%
Dryden Core Investment Fund —Taxable Money Market Series (Note 4)(c)	557,626,631	$557,626,631

	Principal Amount (000)
Repurchase Agreement — 1.1%
State Street Bank & Trust Co., 0.50%, 7/01/04(d)	$44,923	44,923,493

TOTAL SHORT-TERM INVESTMENTS (cost $602,550,124)		602,550,124

TOTAL INVESTMENTS — 113.0% (cost $4,003,832,666; Note 6)		4,532,783,641
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET		55,285
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.0)%		(520,522,010)

NET ASSETS — 100%		$4,012,316,916

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $518,026,403; cash collateral $531,216,049 was received with which the portfolio purchased securities.

(c)	Represents security purchased with cash collateral received for securities on loan.

(d) State Street Bank & Trust Company Repurchase Agreement, repurchase price $44,924,117 due 7/01/04. The value of the collateral including accrued interest was $46,041,704. Collateralized by United States Treasury or federal agency obligations.

(e)	Security segregated as collateral for futures contracts.

(f)	Open futures contracts as of June 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation
Long Positions:
47	S&P 500 Index	Sep 04	$13,329,176	$13,399,700	$70,524

SEE NOTES TO FINANCIAL STATEMENTS.

B27

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 90.6%		Value (Note 2)
COMMON STOCKS — 69.2%	Shares
Aerospace/Defense — 1.9%
Alliant Techsystems, Inc.(a)(b)	31,200	$1,976,208
Armor Holdings, Inc.(a)	53,300	1,812,200
General Dynamics Corp.(b)	88,600	8,797,980
Lockheed Martin Corp.(b)	297,300	15,483,384
Northrop Grumman Corp.(b)	309,400	16,614,780
Teledyne Technologies, Inc.(a)	8,900	178,178
The Boeing Co.	44,100	2,253,069
United Technologies Corp.	242,600	22,193,048

		69,308,847

Airlines
ExpressJet Holdings, Inc.(a)(b)	52,100	632,494

Apparel — 0.4%
Liz Claiborne, Inc.	91,900	3,306,562
The Gap, Inc.(b)	191,900	4,653,575
The Timberland Co. (Class “A” Stock)(a)	35,400	2,286,486
V.F. Corp.	50,800	2,473,960
Vans, Inc.(a)	16,900	347,295

		13,067,878

Autos – Cars & Trucks — 1.4%
American Axle & Manufacturing Holdings, Inc.	28,100	1,021,716
Dana Corp.(b)	120,600	2,363,760
Ford Motor Co.(b)	1,149,400	17,988,110
General Motors Corp.(b)	387,334	18,045,891
Lear Corp.	46,800	2,760,732
PACCAR, Inc.(b)	153,300	8,889,867
Winnebago Industries, Inc.(b)	24,700	920,816

		51,990,892

Banks and Savings & Loans — 4.3%
Astoria Financial Corp.	9,800	358,484
Bank of America Corp.	611,641	51,757,061
Bank One Corp.	28,700	1,463,700
BB&T Corp.(b)	19,500	720,915
Comerica, Inc.	12,300	675,024
First Horizon National Corp.	94,500	4,296,915
Golden West Financial Corp.	17,300	1,839,855
Huntington Bancshares, Inc.	129,700	2,970,130
KeyCorp(b)	163,800	4,895,982
National City Corp.(b)	339,600	11,889,396
North Fork Bancorporation, Inc.(b)	186,100	7,081,105
Popular, Inc.	29,000	1,240,330
Regions Financial Corp.(b)	18,700	683,485
SunTrust Banks, Inc.(b)	139,600	9,072,604
U.S. Bancorp	733,332	20,210,630
Union Planters Corp.(b)	49,750	1,483,048
Wachovia Corp.(b)	505,600	22,499,200
Wells Fargo & Co.(b)	295,500	16,911,465
Zions Bancorp	21,400	1,315,030

		161,364,359

Chemicals — 0.7%
Engelhard Corp.	67,500	2,180,925
Hercules, Inc.(a)(b)	5,300	64,607
IMC Global, Inc.(b)	121,100	1,622,740
International Flavors & Fragrances, Inc.	33,300	1,245,420

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Chemicals (cont’d.)
Lubrizol Corp.	24,200	$886,204
MacDermid, Inc.(b)	10,600	358,810
OM Group, Inc.(a)(b)	34,900	1,152,049
Praxair, Inc.(b)	108,500	4,330,235
RPM, Inc.	63,200	960,640
Sigma-Aldrich Corp.(b)	46,700	2,783,787
The Dow Chemical Co.	218,200	8,880,740

		24,466,157

Commercial Services — 0.3%
Banta Corp.	11,400	506,274
Convergys Corp.(a)	101,800	1,567,720
Deluxe Corp.(b)	47,900	2,083,650
InterActiveCorp(a)(b)	113,000	3,405,820
Kroll, Inc.(a)(b)	20,800	767,104
Polycom, Inc.(a)(b)	142,700	3,197,907
SOURCECORP, Inc.(a)	5,100	140,352
The BISYS Group, Inc.(a)	70,000	984,200

		12,653,027

Computers — 2.1%
Dell, Inc.(a)	251,000	8,990,820
Hewlett-Packard Co.(b)	1,038,765	21,917,942
International Business Machines Corp.	555,300	48,949,695

		79,858,457

Computer Services — 4.3%
Affiliated Computer Services, Inc.(a)(b)	29,000	1,535,260
Automatic Data Processing, Inc.	26,100	1,093,068
Cerner Corp.(a)(b)	20,000	891,600
Cisco Systems, Inc.(a)	1,086,500	25,750,050
Computer Sciences Corp.(a)	34,000	1,578,620
DST Systems, Inc.(a)(b)	69,200	3,327,828
Lexmark International, Inc.(a)	102,300	9,875,019
Mercury Computer Systems, Inc.(a)(b)	15,300	379,440
Microsoft Corp.	2,576,900	73,596,264
MicroStrategy, Inc. (Class “A” Stock)(a)	40,700	1,737,890
Network Appliance, Inc.(a)(b)	421,100	9,066,283
Oracle Corp.(a)	2,333,500	27,838,655
PeopleSoft, Inc.(a)	107,700	1,992,450
SERENA Software, Inc.(a)(b)	45,500	868,595
Synaptics, Inc.(a)	16,400	314,060

		159,845,082

Construction — 1.1%
D.R. Horton, Inc.(b)	198,400	5,634,560
KB HOME	44,100	3,026,583
Lennar Corp. (Class “A” Stock)(b)	164,700	7,365,384
M.D.C. Holdings, Inc.	22,520	1,432,497
Masco Corp.(b)	398,000	12,409,640
NVR, Inc.(a)(b)	6,400	3,098,880
Pulte Homes, Inc.(b)	121,200	6,306,036
The Ryland Group, Inc.(b)	41,800	3,268,760

		42,542,340

Consumer Products — 0.1%
Coach, Inc.(a)(b)	115,100	5,201,369

SEE NOTES TO FINANCIAL STATEMENTS.

B28

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Containers & Packaging — 0.2%
Ball Corp.(b)	64,500	$4,647,225
Pactiv Corp.(a)	110,500	2,755,870

		7,403,095

Cosmetics & Soaps — 1.5%
Avon Products, Inc.(b)	393,800	18,169,932
Gillette Co.	385,000	16,324,000
Nu Skin Enterprises, Inc. (Class “A” Stock)	17,800	450,696
Procter & Gamble Co.	389,000	21,177,160

		56,121,788

Distribution/Wholesale — 0.1%
Fastenal Co.(b)	53,100	3,017,673

Diversified Operations — 3.1%
3M Co.(b)	42,400	3,816,424
Carlisle Cos., Inc.	9,900	616,275
Cooper Industries, Ltd. (Class “A” Stock) (Bermuda)	67,300	3,998,293
Eaton Corp.	64,900	4,201,626
General Electric Co.	1,965,600	63,685,440
Ingersoll-Rand Co. (Class “A” Stock)	123,800	8,456,778
Teleflex, Inc.	6,600	330,990
Tyco International Ltd.(b)	951,550	31,534,367

		116,640,193

Drugs & Medical Supplies — 6.9%
Abbott Laboratories(b)	62,700	2,555,652
Affymetrix, Inc.(a)(b)	24,500	801,885
Align Technology, Inc.(a)	45,000	855,000
Amgen, Inc.(a)	546,108	29,801,113
Apogent Technologies, Inc.(a)(b)	57,300	1,833,600
Bausch & Lomb, Inc.(b)	35,300	2,296,971
Beckman Coulter, Inc.(b)	33,600	2,049,600
Becton, Dickinson & Co.(b)	175,700	9,101,260
C.R. Bard, Inc.(b)	84,600	4,792,590
Cephalon, Inc.(a)	64,000	3,456,000
Gen-Probe, Inc.(a)(b)	54,900	2,597,868
Hospira, Inc.(a)	26,820	740,232
Johnson & Johnson(b)	813,098	45,289,559
Kensey Nash Corp.(a)(b)	16,100	555,450
Lilly (Eli) & Co.(b)	79,400	5,550,854
Medtronic, Inc.	454,700	22,152,984
Merck & Co., Inc.	805,600	38,266,000
Pfizer, Inc.	1,865,465	63,948,140
PolyMedica Corp.(b)	13,600	422,144
Stryker Corp.(b)	278,800	15,334,000
Techne Corp.(a)(b)	25,300	1,099,285
Varian Medical Systems, Inc.(a)(b)	60,600	4,808,610

		258,308,797

Electronics — 1.0%
Agilent Technologies, Inc.(a)	90,500	2,649,840
Amphenol Corp. (Class “A” Stock)(a)	19,200	639,744
Arrow Electronics, Inc.(a)(b)	82,900	2,223,378
Avnet, Inc.(a)(b)	68,600	1,557,220
Cree, Inc.(a)(b)	188,600	4,390,608
Emerson Electric Co.(b)	65,600	4,168,880

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Electronics (cont’d.)
IDEXX Laboratories, Inc.(a)(b)	13,100	$824,514
PerkinElmer, Inc.	71,800	1,438,872
Photon Dynamics, Inc.(a)	18,200	638,274
Rayovac Corp.(a)	50,000	1,405,000
Sanmina-SCI Corp.(a)(b)	761,300	6,927,830
Tech Data Corp.(a)	51,000	1,995,630
Texas Instruments, Inc.	300,400	7,263,672
Vishay Intertechnology, Inc.(a)(b)	143,800	2,671,804

		38,795,266

Financial Services — 6.4%
A.G. Edwards, Inc.	49,700	1,691,291
American Express Co.	52,000	2,671,760
Bear, Stearns & Co., Inc.(b)	151,400	12,764,534
CIT Group, Inc.	38,000	1,455,020
Citigroup, Inc.	1,533,862	71,324,583
City Holding Co.	400	12,632
Countrywide Credit Industries, Inc.(b)	94,500	6,638,625
Doral Financial Corp.(b)	42,600	1,469,700
Fannie Mae	60,000	4,281,600
Goldman Sachs Group, Inc.	188,300	17,730,328
J.P. Morgan Chase & Co.(b)	408,310	15,830,179
Knight Trading Group, Inc.(a)(b)	165,700	1,660,314
Lehman Brothers Holdings, Inc.	184,600	13,891,150
MBNA Corp.	343,950	8,870,471
Merrill Lynch & Co., Inc.	461,300	24,900,974
Moody’s Corp.(b)	70,300	4,545,598
Morgan Stanley	392,290	20,701,143
NetBank, Inc.	5,800	63,394
New Century Financial Corp.(b)	53,749	2,516,528
PNC Financial Services Corp.	167,400	8,885,592
SLM Corp.	59,100	2,390,595
Washington Mutual, Inc.	314,100	12,136,824

		236,432,835

Food & Beverage — 2.9%
Adolph Coors Co. (Class “B” Stock)	34,700	2,510,198
Anheuser Busch Cos., Inc.	341,000	18,414,000
Archer-Daniels-Midland Co.	322,979	5,419,588
Chiquita Brands International, Inc.(a)	32,200	673,624
Coca-Cola Co.	697,900	35,229,992
Flowers Foods, Inc.	20,300	530,845
General Mills, Inc.(b)	22,000	1,045,660
Pepsi Bottling Group, Inc.	210,200	6,419,508
PepsiAmericas, Inc.	35,200	747,648
PepsiCo, Inc.	151,520	8,163,897
Sara Lee Corp.(b)	285,100	6,554,449
Smithfield Foods, Inc.(a)	11,500	338,100
SUPERVALU, Inc.(b)	73,400	2,246,774
The Kroger Co.(a)(b)	415,300	7,558,460
Tyson Foods, Inc. (Class “A” Stock)(b)	174,543	3,656,676
Whole Foods Market, Inc.(b)	79,700	7,607,365

		107,116,784

Forest Products — 0.3%
Georgia-Pacific Corp.	197,900	7,318,342
Louisiana-Pacific Corp.	181,200	4,285,380

		11,603,722

SEE NOTES TO FINANCIAL STATEMENTS.

B29

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Gas Pipelines — 0.1%
Sempra Energy(b)	118,873	$4,092,797

Healthcare — 1.4%
Aetna, Inc.(b)	126,700	10,769,500
Anthem, Inc.(a)(b)	194,200	17,392,552
Apria Healthcare Group, Inc.(a)	45,300	1,300,110
Coventry Health, Inc.(a)	25,700	1,256,730
Express Scripts, Inc.(a)(b)	114,000	9,032,220
Manor Care, Inc.	13,100	428,108
Medco Health Solutions Inc(a)	8,300	311,250
Quest Diagnostics, Inc.(b)	18,000	1,529,100
WellPoint Health Networks, Inc.(a)	87,000	9,744,870

		51,764,440

Hospital Management — 0.2%
HCA, Inc.(b)	14,100	586,419
Hillenbrand Industries, Inc.	14,600	882,570
Humana, Inc.(a)	107,500	1,816,750
LifePoint Hospitals, Inc.(a)(b)	40,300	1,499,966
Tenet Healthcare Corp.(a)	81,700	1,095,597
United Surgical Partners International, Inc.(a)	20,400	805,188

		6,686,490

Household & Personal Care Products — 0.5%
Kimberly-Clark Corp.	272,800	17,972,064

Insurance — 2.8%
ACE, Ltd.	184,500	7,800,660
AFLAC, Inc.	13,300	542,773
Allmerica Financial Corp.(a)	15,700	530,660
Allstate Corp.	415,800	19,355,490
American Financial Group, Inc.(b)	24,700	755,079
American International Group, Inc.	444,735	31,700,711
AmerUs Group Co.(b)	16,500	683,100
Everest Re Group Ltd. (Bermuda)	13,900	1,117,004
First American Corp.	40,000	1,035,600
LandAmerica Financial Group, Inc.(b)	27,800	1,082,254
Loews Corp.	57,600	3,453,696
MetLife, Inc.	114,700	4,111,995
Odyssey Re Holdings Corp.(b)	9,500	228,000
Ohio Casualty Corp.(a)	1,500	30,195
Old Republic International Corp.	16,100	381,892
Principal Financial Group, Inc.(b)	126,000	4,382,280
SAFECO Corp.(b)	37,500	1,650,000
St. Paul Cos., Inc.	377,775	15,314,998
The Chubb Corp.	33,700	2,297,666
The Hartford Financial Services Group, Inc.	37,600	2,584,624
The Progressive Corp.	4,900	417,970
UnumProvident Corp.(b)	130,270	2,071,293
W.R. Berkley Corp.	10,300	442,385
XL Capital Ltd. (Class “A” Stock)	50,200	3,788,092

		105,758,417

Internet Software & Services — 0.9%
Akamai Technologies, Inc.(a)(b)	36,300	651,585
Overstock.com, Inc.(a)(b)	32,400	1,266,192
SonicWALL, Inc.(a)	68,800	591,680
TIBCO Software, Inc.(a)	73,300	619,385
United Online, Inc.(a)	78,100	1,375,341
Yahoo!, Inc.(a)(b)	788,200	28,635,306

		33,139,489

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Leisure — 0.1%
Argosy Gaming Co.(a)	13,000	$488,800
Aztar Corp.(a)	14,000	392,000
Harrah’s Entertainment, Inc.	12,800	692,480
Sabre Holdings Corp. (Class “A” Stock)(b)	30,800	853,468

		2,426,748

Machinery — 0.8%
Applied Industrial Technologies, Inc.	2,900	87,348
Caterpillar, Inc.(b)	242,000	19,224,480
Deere & Co.(b)	129,300	9,069,102
Graco, Inc.	2,600	80,730

		28,461,660

Manufacturing — 0.4%
Danaher Corp.(b)	147,800	7,663,430
Harman International Industries, Inc.(b)	27,000	2,457,000
Hasbro, Inc.(b)	150,500	2,859,500
Mattel, Inc.(b)	70,400	1,284,800
Maverick Tube Corp.(a)	14,200	372,892

		14,637,622

Media — 2.0%
Comcast Corp. (Special Class “A” Stock)(a)	218,882	6,135,263
Gannett Co., Inc.	131,000	11,115,350
McGraw-Hill Cos., Inc.	63,100	4,831,567
Meredith Corp.(b)	8,400	461,664
Time Warner, Inc.(a)(b)	1,391,250	24,458,175
Tribune Co.(b)	13,100	596,574
Viacom, Inc. (Class “B” Stock)	225,838	8,066,933
Walt Disney Co.(b)	690,900	17,611,041

		73,276,567

Metals – Non Ferrous
Century Aluminum Co.(a)	14,500	359,455

Metal – Steel — 0.5%
Cleveland-Cliffs, Inc.(a)(b)	13,500	761,265
Commercial Metals Co.(b)	18,500	600,325
Nucor Corp.(b)	157,300	12,074,348
Steel Dynamics, Inc.(a)(b)	50,700	1,451,541
United States Steel Corp.(b)	81,500	2,862,280

		17,749,759

Mineral Resources
CONSOL Energy, Inc.	35,800	1,288,800

Miscellaneous Consumer Growth — 0.1%
Energizer Holdings, Inc.(a)(b)	62,900	2,830,500

Office Equipment & Supplies — 0.1%
Office Depot, Inc.(a)	25,600	458,496
Xerox Corp.(a)(b)	243,800	3,535,100

		3,993,596

Oil & Gas — 5.1%
Amerada Hess Corp.(b)	39,800	3,151,762
Anadarko Petroleum Corp.(b)	122,000	7,149,200
Apache Corp.	98,000	4,267,900
Baker Hughes, Inc.	21,100	794,415

SEE NOTES TO FINANCIAL STATEMENTS.

B30

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Oil & Gas (cont’d.)
Burlington Resources, Inc.(b)	189,900	$6,870,582
Chesapeake Energy Corp.(b)	346,900	5,106,368
ChevronTexaco Corp.	166,828	15,700,183
Conoco, Inc. (Class “B” Stock)(b)	317,767	24,242,444
Devon Energy Corp.(b)	202,412	13,359,192
Diamond Offshore Drilling, Inc.	15,900	378,897
Exxon Mobil Corp.	1,269,616	56,383,647
Halliburton Co.	345,100	10,442,726
Key Energy Services, Inc.(a)(b)	87,200	823,168
Kinder Morgan, Inc.	56,600	3,355,814
Marathon Oil Corp.(b)	68,300	2,584,472
Nabors Industries Ltd.(a)(b)	62,700	2,835,294
Newfield Exploration Co.(a)	45,400	2,530,596
Occidental Petroleum Corp.(b)	154,900	7,498,709
PNM Resources, Inc.	25,300	525,481
Premcor, Inc.(a)	40,200	1,507,500
Schlumberger Ltd.	97,200	6,173,172
Tesoro Petroleum Corp. (Cayman Islands)(a)	93,000	2,566,800
Transocean, Inc.(a)(b)	308,600	8,930,884
Unit Corp.(a)(b)	24,300	764,235

		187,943,441

Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.	671,600	16,454,200
First Horizon Pharmaceutical Corp.(a)	37,000	699,300
ImClone Systems, Inc.(a)(b)	34,000	2,916,860
Wyeth	649,500	23,485,920

		43,556,280

Photography — 0.2%
Eastman Kodak Co.(b)	232,600	6,275,548

Railroads — 0.1%
Norfolk Southern Corp.	74,000	1,962,480

Real Estate Investment Trust — 0.1%
Boykin Lodging Co.(a)	11,100	84,915
Equity Office Properties Trust(b)	87,300	2,374,560
Equity One, Inc.	15,200	274,816
General Growth Properties, Inc.(b)	41,700	1,233,069
Sizeler Property Investors, Inc.	4,000	36,840
Thornburg Mortgage, Inc.	39,300	1,059,135

		5,063,335

Restaurants — 0.5%
Applebee’s International, Inc.	14,250	328,035
Brinker International, Inc.(a)	26,000	887,120
CEC Entertainment, Inc.(a)(b)	36,150	1,066,787
Darden Restaurants, Inc.	100,100	2,057,055
Jack In the Box, Inc.(a)	20,700	614,790
McDonald’s Corp.	426,700	11,094,200
Wendy’s International, Inc.	13,500	470,340
Yum! Brands, Inc.(b)	95,600	3,558,232

		20,076,559

Retail — 4.4%
AnnTaylor Stores Corp.(a)(b)	90,599	2,625,559
AutoNation, Inc.(a)(b)	182,800	3,125,880

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Retail (cont’d.)
AutoZone, Inc.(a)(b)	121,000	$9,692,100
Bed Bath & Beyond, Inc.(a)	38,500	1,480,325
Best Buy Co., Inc.(b)	43,600	2,212,264
BJ’s Wholesale Club, Inc.(a)(b)	112,200	2,805,000
Claire’s Stores, Inc.	45,200	980,840
Costco Wholesale Corp.(b)	12,900	529,803
Dollar Tree Stores, Inc.(a)	15,200	416,936
Electronics Boutique Holdings Corp.(a)(b)	25,300	666,402
Federated Department Stores, Inc.	118,800	5,833,080
Home Depot, Inc.	909,750	32,023,200
Jones Apparel Group, Inc.	109,100	4,307,268
Kohl’s Corp.(a)	34,700	1,467,116
Lowe’s Cos., Inc.	178,400	9,374,920
NBTY, Inc.(a)	29,500	867,005
Pacific Sunwear of California, Inc.(a)(b)	198,300	3,880,731
RadioShack Corp.	44,500	1,274,035
Reebok International Ltd.(b)	66,300	2,385,474
Rent-A-Center, Inc.(a)	8,700	260,391
Sears, Roebuck & Co.(b)	207,800	7,846,528
The TJX Cos., Inc.(b)	188,100	4,540,734
Wal-Mart Stores, Inc.	1,232,800	65,042,528
Williams-Sonoma, Inc.(a)(b)	52,900	1,743,584

		165,381,703

Schools — 0.6%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	218,100	19,256,049
Education Management Corp.(a)	61,600	2,024,176
University of Phoenix Online(a)(b)	17,100	1,497,789

		22,778,014

Semiconductors — 2.8%
Altera Corp.(a)(b)	355,700	7,903,654
Analog Devices, Inc.	21,900	1,031,052
Applied Materials, Inc.(a)(b)	564,000	11,065,680
Cypress Semiconductor Corp.(a)(b)	159,000	2,256,210
Fairchild Semiconductor International, Inc.(a)	52,300	856,151
Integrated Device Technology, Inc.(a)	16,000	221,440
Intel Corp.	1,122,600	30,983,760
Linear Technology Corp.(b)	417,900	16,494,513
LSI Logic Corp.(a)	449,500	3,425,190
Maxim Integrated Products, Inc.	344,500	18,058,690
Photronics, Inc.(a)	37,800	715,932
Skyworks Solutions, Inc.(a)	153,900	1,343,547
Teradyne, Inc.(a)(b)	337,900	7,670,330
TTM Technologies, Inc.(a)(b)	74,600	884,010
Veeco Instruments, Inc.(a)(b)	36,000	929,160

		103,839,319

Telecommunications — 3.1%
Applied Signal Technology, Inc.	8,800	308,440
Aspect Communications Corp.(a)	60,000	852,000
BellSouth Corp.	890,100	23,338,422
CenturyTel, Inc.(b)	142,300	4,274,692
Crown Castle International Corp.(a)(b)	91,100	1,343,725

SEE NOTES TO FINANCIAL STATEMENTS.

B31

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Telecommunications (cont’d.)
InterDigital Communications Corp.(a)	71,300	$1,341,153
Intrado, Inc.(a)	13,600	218,824
Motorola, Inc.(b)	1,026,400	18,731,800
Nextel Communications, Inc. (Class “A” Stock)(a)(b)	99,300	2,647,338
Nextel Partners, Inc. (Class “A” Stock)(a)(b)	104,300	1,660,456
Plantronics, Inc.(a)	29,200	1,229,320
QUALCOMM, Inc.	341,900	24,951,862
SBC Communications, Inc.(b)	283,550	6,876,087
Verizon Communications	781,288	28,274,813
Western Wireless Corp.(a)	20,600	595,546

		116,644,478

Tobacco — 0.4%
Altria Group, Inc.	228,700	11,446,435
R.J. Reynolds Tobacco Holdings, Inc.(b)	30,400	2,054,736

		13,501,171

Trucking & Shipping — 0.6%
FedEx Corp.	17,700	1,445,913
J.B. Hunt Transport Services, Inc.(b)	95,500	3,684,390
Knight Transportation, Inc.(a)	18,400	528,632
Overseas Shipholding Group, Inc.	23,200	1,023,816
Swift Transportation Co., Inc.(a)	36,800	660,560
United Parcel Service, Inc. (Class “B” Stock)	218,700	16,439,679

		23,782,990

Utilities – Electric — 1.1%
Alliant Energy Corp.(b)	21,200	$552,896
American Electric Power Co., Inc.	25,200	806,400
CMS Energy Corp.(a)(b)	124,500	1,136,685
Constellation Energy Group, Inc.(b)	113,600	4,305,440
DTE Energy Co.(b)	6,600	267,564
Entergy Corp.	142,300	7,970,223
Exelon Corp.	376,200	12,523,698
FirstEnergy Corp.	12,500	467,625
NiSource, Inc.(b)	184,200	3,798,204
PG&E Corp.(a)	34,700	969,518
PPL Corp.	93,900	4,310,010
Progress Energy, Inc.(b)	31,700	1,396,385
TECO Energy, Inc.	26,900	322,531
The AES Corp.(a)	28,000	278,040
TXU Corp.(b)	54,300	2,199,693
Xcel Energy, Inc.(b)	66,300	1,107,873

		42,412,785

Utilities – Gas — 0.1%
KeySpan Corp.	60,700	2,227,690

Waste Management
Stericycle, Inc.(a)	13,900	719,186

TOTAL COMMON STOCKS (cost $2,335,538,999)		2,576,974,438

CONTINGENT VALUE OBLIGATION
Progress Energy, Inc.(a)(g) (cost $4,459)	9,100	0

Interest Rate	Maturity Date		Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS — 21.4%
Aerospace — 0.4%
General Dynamics Corp.,
Sr. Notes
4.50%	08/15/10		A2	$2,125	$2,114,970
Goodrich Corp.,
Notes
7.625%	12/15/12		Baa3	1,270	1,429,239
Lockheed Martin Corp.,
Gtd. Notes
7.70%	06/15/08		Baa2	2,800	3,158,565
Northrop Grumman Corp.,
Notes
7.125%	02/15/11		Baa3	3,500	3,933,188
Raytheon Co.,
Notes
4.50%	11/15/07		Baa3	370	375,827
5.50%	11/15/12		Baa3	595	600,421
6.55%	03/15/10(b)		Baa3	870	946,507
8.30%	03/01/10		Baa3	530	621,692
United Technologies Corp.,
Debs.
8.875%	11/15/19		A2	460	603,484
Notes
6.35%	03/01/11		A2	825	896,051

					14,679,944

Airlines
Continental Airlines, Inc.,
Pass-thru Certs.
6.648%	09/15/17		Baa3	507	473,004
9.558%	09/01/19		Ba2	940	940,000

					1,413,004

Asset Backed Securities — 0.3%
American Express Credit Account Master Trust,
Ser. 2004-C, Class C
1.763%	02/15/12	(h)	Baa2	1,490	1,490,000
Citibank Credit Card Issurance Trust,
Ser. 2003-C3, Class C3
4.45%	04/07/10		Baa2	1,300	1,304,108
MBNA Master Credit Card Trust,
Ser. 1999-J, Cl. A
7.00%	02/15/12		Aaa	1,830	2,048,233
Ser. 2000-E, Cl. A
7.80%	10/15/12		Aaa	2,940	3,434,173
Prestige Auto Receivables Trust,
Ser. 2004-1, Class A2
3.69%	06/15/11		NR	1,730	1,730,540

					10,007,054

Automobiles & Trucks — 0.3%
Auburn Hills Trust,
Debs.
12.375%	05/01/20		A3	1,080	1,556,640
DaimlerChrysler NA Holdings Corp.,
Notes
6.50%	11/15/13(b)		A3	460	471,610

SEE NOTES TO FINANCIAL STATEMENTS.

B32

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Automobiles & Trucks (cont’d.)
Equus Cayman Finance Ltd.,
(Cayman Island), Notes
5.50%	09/12/08(b)	Ba1	$315	$313,129
Ford Motor Co.,
Notes
7.45%	07/16/31(b)	Baa1	2,535	2,416,413
Hyundai Motor Manufacturing LLC,
Gtd. Notes
5.30%	12/19/08(b)	Ba1	500	492,043
General Motors Corp.,
Notes
7.20%	01/15/11(b)	Baa1	580	607,721
8.375%	07/15/33(b)	Baa1	1,950	2,064,059
Lear Corp.,
Gtd. Notes
8.11%	05/15/09	Baa3	1,255	1,429,505

				9,351,120

Banks and Savings & Loans — 0.3%
Bank of America Corp.,
Sr. Notes
5.375%	06/15/14	Aa2	2,100	2,081,316
Bank One Corp.,
Sub. Notes
7.875%	08/01/10	A1	2,250	2,602,476
Mizuho Financial Ltd.
(Cayman Island), Bank Gtd. Notes
5.79%	04/15/14	Baa1	815	801,135
The Export-Import Bank of Korea,
Notes
4.125%	02/10/09	A3	860	834,253
Wachovia Bank NA,
Sub. Notes
7.80%	08/18/10	Aa3	2,100	2,426,695
Wachovia Corp.,
Sub. Notes
4.875%	02/15/14	A1	165	157,609
Wells Fargo Bank,
Sub. Notes
6.45%	02/01/11	Aa1	2,000	2,180,590

				11,084,074

Cable & Pay Television Systems — 0.2%
Continental Cablevision, Inc.,
Sr. Notes
8.30%	05/15/06	Baa3	4,000	4,342,412
Rogers Cable, Inc.,
Sec’d. Notes
5.50%	03/15/14	Ba2	275	242,979
Rogers Cablesystems, Inc.
(Canada), Sr. Notes
10.00%	03/15/05	Ba2	1,750	1,816,558

				6,401,949

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Chemicals — 0.1%
Eastman Chemical Co.,
Notes
3.25%	06/15/08	Baa2	$710	$679,520
7.00%	04/15/12(b)	Baa2	445	487,880
ICI Wilmington, Inc.,
Gtd. Notes
5.625%	12/01/13	Baa3	1,470	1,436,909
The Dow Chemical Co.,
Notes
5.75%	11/15/09	A3	300	313,067
5.97%	01/15/09	A3	390	410,947
6.00%	10/01/12	A3	700	723,330
6.125%	02/01/11	A3	685	724,698

				4,776,351

Collateralized Mortgage Obligations — 1.4%
Bank of America Commercial Mortgage, Inc.
4.153%	11/10/38	Aaa	2,800	2,663,902
4.873%	03/11/41	AAA(e)	1,800	1,770,713
Commercial Mortgage Pass-Through Certificate
Zero	03/10/39	NR	14,556	687,529
General Electric Capital Commercial Mortgage Corp.
0.87%	03/10/40	Aaa	26,400	856,287
4.596%	11/10/38	Aaa	5,000	4,741,460
Greenwich Capital Commercial Funding Corp.
4.111%	07/05/35	Aaa	7,700	7,101,236
4.533%	01/05/36	Aaa	2,750	2,685,289
J.P. Morgan Commercial Mortgage Finance Corp.
5.255%	07/12/37	Aaa	2,100	2,098,764
7.371%	08/15/32	Aaa	8,250	9,284,214
KeyCorp
7.727%	05/17/32	Aaa	9,000	10,245,678
LB-UBS Commercial Mortgage Trust
4.83%	11/15/27	Aaa	1,460	1,443,024
Master Alternative Loans Trust
5.00%	04/25/19	Aaa	1,945	1,918,303
PNC Mortgage Acceptance Corp.
7.33%	12/10/32	AAA(e)	2,100	2,354,556
Structured Adjustable Rate Mortgage Loan
4.17%	02/25/34	Aaa	3,505	3,482,439
Washington Mutual, Inc.
4.38%	12/25/32	Aaa	1,473	1,478,576
5.50%	04/26/32	Aaa	958	964,500

				53,776,470

Commercial Services
Equifax, Inc.,
Notes
4.95%	11/01/07	Baa1	320	330,184
R.R. Donnelley & Sons Co.,
Notes
4.95%	04/01/14	Baa1	650	619,009

				949,193

Computers
Hewlett-Packard Co.,
Notes
7.15%	06/15/05	A3	240	250,283

SEE NOTES TO FINANCIAL STATEMENTS.

B33

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Computers (cont’d.)
International Business Machines Corp.,
Debs.
5.875%	11/29/32(b)	A1	$1,150	$1,119,736

				1,370,019

Computer Services — 0.1%
Computer Associates International, Inc.,
Sr. Notes
6.375%	04/15/05	Ba1	575	590,094
Computer Sciences Corp.,
Notes
6.75%	06/15/06	A3	290	309,100
Electronic Data Systems Corp.,
Notes
6.00%	08/01/13	Baa3	195	186,242
6.85%	10/15/04(b)	Baa3	390	393,893
SunGard Data Systems, Inc.,
Notes
3.75%	01/15/09	Baa2	700	677,045

				2,156,374

Construction — 0.1%
American Standard, Inc.,
Gtd. Notes
7.625%	02/15/10	Ba2	770	847,000
CRH America, Inc.,
Gtd. Notes
5.30%	10/15/13	Baa1	1,000	980,557
6.40%	10/15/33	Baa1	500	499,281
The Ryland Group, Inc.,
Sr. Notes
5.375%	06/01/08	Ba1	440	443,300

				2,770,138

Containers
Sealed Air Corp.,
Notes
8.75%	07/01/08	Baa3	190	217,600

Cosmetics & Soaps
The Procter & Gamble Co.,
Bonds
5.50%	02/01/34	Aa3	430	406,049

Diversified Operations — 0.2%
Bombardier, Inc.,
(Canada), Notes
6.75%	05/01/12	Baa3	1,095	988,157
Cargill, Inc.,
Notes
3.625%	03/04/09	A2	1,875	1,805,858
6.125%	04/19/34	A2	600	581,194
Cendant Corp.,
Notes
6.875%	08/15/06	Baa1	1,320	1,410,423
Sr. Notes
7.375%	01/15/13	Baa1	1,065	1,187,917
Encana Holdings Finance Corp.,
Gtd. Notes
5.80%	05/01/14	Baa1	1,465	1,490,421

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Diversified Operations (cont’d.)
Honeywell International, Inc., Bonds
6.125%	11/01/11	A2	$1,095	$1,174,835
Tyco International Group SA,
Gtd. Notes
6.00%	11/15/13	Baa3	420	431,765

				9,070,570

Drugs & Medical Supplies — 0.2%
Bristol-Myers Squibb Co.,
Notes
5.75%	10/01/11	A1	555	578,303
Columbia / HCA Healthcare Corp.,
Notes
6.91%	06/15/05	Ba1	1,015	1,045,088
Glaxosmithkline Capital, Inc.,
Gtd. Notes
4.375%	04/15/14	Aa2	255	238,458
Hospira, Inc.,
Notes
5.90%	06/15/14	Baa3	1,860	1,876,614
Pharmacia Corp.,
Debs.
6.50%	12/01/18	Aaa	1,550	1,699,465
6.75%	12/15/27	Aaa	915	1,011,803
Wyeth,
Notes
6.45%	02/01/24	Baa1	475	451,698

				6,901,429

Electronic Components
Jabil Circuit, Inc.,
St. Notes
5.875%	07/15/10	Baa3	770	795,407

Financial Services — 1.2%
Boeing Capital Corp.,
Sr. Notes
6.10%	03/01/11(b)	A3	925	978,696
Bunge Ltd. Finance Corp.,
Notes
5.875%	05/15/13(b)	Baa3	920	923,705
Capital One Bank Corp.,
Notes
6.50%	07/30/04	Baa2	300	301,179
6.50%	06/13/13	Baa3	1,250	1,288,852
6.875%	02/01/06	Baa2	1,540	1,624,306
CIT Group, Inc.,
Sr. Notes
5.50%	11/30/07	A2	990	1,034,110
Citigroup, Inc.,
Notes
5.625%	08/27/12	Aa2	2,800	2,878,148
6.00%	10/31/33	Aa2	935	893,997
6.625%	06/15/32	Aa2	515	533,388
Credit Suisse First Boston USA, Inc.,
Notes
5.125%	01/15/14	Aa3	2,575	2,488,477

SEE NOTES TO FINANCIAL STATEMENTS.

B34

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Financial Services (cont’d.)
Erac USA Finance Co.,
Notes
6.70%	06/01/34	Baa1	$900	$901,272
Ford Motor Credit Co.,
Notes
7.00%	10/01/13(b)	A3	1,550	1,564,672
General Electric Capital Corp.,
Notes
5.875%	02/15/12	Aaa	160	167,801
6.125%	02/22/11	Aaa	3,230	3,459,133
6.75%	03/15/32	Aaa	2,100	2,257,532
General Motors Acceptance Corp.,
Sr. Unsub. Notes
5.85%	01/14/09(b)	A3	2,800	2,837,299
6.125%	01/22/08	A3	575	601,434
HBOS PLC (United Kingdom),
Sub. Notes
6.00%	11/01/33	Aa3	1,110	1,056,507
Household Finance Corp.,
Notes
4.75%	05/15/09	A1	640	643,543
6.375%	11/27/12	A1	155	164,344
6.75%	05/15/11	A1	430	469,905
7.00%	05/15/12	A1	1,300	1,436,025
International Lease Finance Corp.,
Notes
3.50%	04/01/09(b)	A1	580	551,517
J.P. Morgan Chase & Co.,
Sr. Notes
4.50%	11/15/10	Aa3	740	720,266
5.25%	05/30/07	Aa3	210	219,172
Sub. Notes
6.50%	01/15/09	A1	1,100	1,192,469
John Deere Capital Corp.,
Notes
7.00%	03/15/12	A3	2,010	2,249,413
Lehman Brothers Holdings, Inc.,
Notes
4.80%	03/13/14	A1	785	733,939
6.625%	01/18/12	A1	1,670	1,813,353
Morgan Stanley,
Notes
3.625%	04/01/08	Aa3	1,005	987,667
Sub. Notes
4.75%	04/01/14	A1	1,170	1,079,466
Santander Central Hispano Issuances,
Bank Gtd. Notes
7.625%	09/14/10	A1	695	793,671
The Goldman Sachs Group, Inc.,
Bonds
6.875%	01/15/11	Aa3	1,470	1,613,724
Notes
5.25%	10/15/13	Aa3	1,510	1,466,184
Sub. Notes
6.345%	02/15/34(b)	A1	970	910,901
UFJ Finance Aruba AEC (Aruba),
Bank Gtd. Notes
6.75%	07/15/13(b)	Baa1	935	966,855

				43,802,922

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Food & Beverage — 0.5%
Anheuser Busch Cos., Inc.,
Sr. Notes
6.00%	04/15/11	A1	$1,530	$1,639,404
Archer-Daniels-Midland Co.,
Debs.
8.125%	06/01/12	A1	300	359,353
Cadbury Schweppes US Finance,
Notes
3.875%	10/01/08	Baa2	810	794,604
5.125%	10/01/13	Baa2	860	839,852
ConAgra Foods, Inc.,
Notes
7.875%	09/15/10	Baa1	650	752,954
General Mills, Inc.,
Notes
5.125%	02/15/07	Baa2	350	363,372
Kellogg Co.,
Notes
6.60%	04/01/11	Baa2	1,875	2,056,628
Kraft Foods, Inc.,
Notes
4.625%	11/01/06	A3	2,700	2,764,632
5.25%	06/01/07	A3	300	312,000
5.625%	11/01/11	A3	2,400	2,441,503
Miller Brewing Co.,
Notes
5.50%	08/15/13	Baa1	655	657,286
Safeway, Inc.,
Notes
2.50%	11/01/05	Baa2	1,400	1,391,400
The Kroger Co.,
Gtd. Notes
6.75%	04/15/12	Baa2	1,830	1,982,496
6.80%	04/01/11	Baa2	670	730,082
Tyson Foods, Inc.,
Notes
6.625%	10/17/05	Baa3	375	388,516
7.25%	10/01/06	Baa3	405	436,209
8.25%	10/01/11	Baa3	790	907,342
Unilever Capital Corp.,
Gtd. Notes
5.90%	11/15/32	A1	860	836,405

				19,654,038

Forest Products & Paper — 0.1%
International Paper Co.,
Notes
5.25%	04/01/16	Baa2	480	449,921
MeadWestvaco Corp.,
Notes
2.75%	12/01/05	Baa2	1,010	1,006,608
Weyerhaeuser Co.,
Notes
5.50%	03/15/05	Baa2	198	202,187
7.375%	03/15/32	Baa2	345	375,162

				2,033,878

SEE NOTES TO FINANCIAL STATEMENTS.

B35

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Insurance
Axa (France),
Sub. Notes
8.60%	12/15/30	A3	$155	$189,815
MetLife, Inc.,
Sr. Notes
6.125%	12/01/11	A2	335	359,628
Royal & Sun Alliance Insurance Group PLC (United Kingdom),
Gtd. Notes
8.95%	10/15/29(b)	Ba2	255	288,342
The Hartford Financial Services Group, Inc.,
Sr. Notes
4.75%	03/01/14	A3	500	470,617

				1,308,402

Leisure & Tourism — 0.2%
Carnival Corp.,
Gtd. Notes
3.75%	11/15/07	A3	2,205	2,180,059
Carnival PLC,
Gtd. Notes
7.30%	06/01/07	A3	260	281,989
Harrah’s Casinos Co., Inc.,
Gtd. Notes
7.875%	12/15/05	Ba1	975	1,029,844
Harrah’s Operating Co., Inc.,
Gtd. Notes
5.50%	07/01/10	Baa3	1,330	1,336,660
Hilton Hotels Corp.,
Notes
7.625%	12/01/12(b)	Ba1	755	811,625
La Quinta Inns, Inc.,
Sr. Notes
7.40%	09/15/05	Ba3	1,700	1,772,250

				7,412,427

Machinery — 0.1%
Caterpillar, Inc.,
Debs.
7.25%	09/15/09	A2	1,900	2,149,523

Media — 0.4%
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes
7.30%	10/15/06	Baa3	660	712,562
Clear Channel Communications, Inc.,
Sr. Notes
4.40%	05/15/11	Baa3	910	859,508
7.65%	09/15/10	Baa3	450	506,969
8.00%	11/01/08(b)	Ba1	575	650,523
Comcast Corp.,
Notes
7.05%	03/15/33	Baa3	325	336,659
News America Holdings, Inc.,
Gtd. Notes
8.50%	02/15/05	Baa3	1,350	1,392,652

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Media (cont’d.)
News America, Inc.,
Gtd. Notes
7.625%	11/30/28	Baa3	$1,050	$1,180,908
Time Warner, Inc.,
Gtd. Notes
7.70%	05/01/32(b)	Baa1	2,535	2,769,285
United News & Media PLC (United Kingdom),
Notes
7.25%	07/01/04(d)	BBB(e)	3,180	3,180,318
Viacom, Inc.,
Gtd. Notes
7.875%	07/30/30	A3	865	1,024,271
Walt Disney Co.,
Notes
5.875%	12/15/17	Baa1	640	637,645
Sr. Notes
5.375%	06/01/07	Baa1	225	234,294
6.75%	03/30/06	Baa1	1,016	1,076,233

				14,561,827

Metals – Non Ferrous
Alcan, Inc.,
Notes
5.20%	01/15/14	Baa1	390	381,406
6.125%	12/15/33	Baa1	900	870,804
Phelps Dodge Corp.,
Bonds
6.125%	03/15/34	Baa3	380	351,484

				1,603,694

Municipals — 0.1%
Illinois St., Taxable Pension, G.O.
5.10%	06/01/33(b)	Aa3	4,880	4,348,031

Oil & Gas — 0.4%
B.J. Services Co.,
Sr. Notes
7.00%	02/01/06	Baa2	4,000	4,173,192
CenterPoint Energy Resource Corp.,
Sr. Notes
7.875%	04/01/13	Ba1	620	693,723
Chesapeake Energy Corp.,
Gtd. Notes
8.125%	04/01/11	Ba3	1	617
Conoco, Inc.,
Sr. Notes
6.95%	04/15/29	A3	570	627,540
ConocoPhillips,
Notes
8.75%	05/25/10	A3	2,505	3,027,648
Cooper Cameron Corp.,
Sr. Notes
2.65%	04/15/07	Baa1	330	320,125
Devon Financing Corp.,
Gtd. Notes
6.875%	09/30/11(b)	Baa2	190	206,845

SEE NOTES TO FINANCIAL STATEMENTS.

B36

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Oil & Gas (cont’d.)
Duke Capital LLC,
Sr. Notes
6.25%	02/15/13	Baa3	$235	$238,250
8.00%	10/01/19	Baa3	215	240,182
Kerr-McGee Corp.,
Gtd. Notes
5.875%	09/15/06	Baa3	930	972,306
6.875%	09/15/11	Baa3	460	494,849
6.95%	07/01/24	Baa3	400	398,711
Marathon Oil Corp.,
Notes
6.125%	03/15/12	Baa1	765	807,164
Occidental Petroleum Corp.,
Sr. Notes
6.75%	01/15/12(b)	Baa1	735	809,485
7.65%	02/15/06	Baa1	2,800	3,002,462
Suncor Energy, Inc.,
Bonds
5.95%	12/01/34	A3	445	430,182

				16,443,281

Oil & Gas Exploration/Production — 0.4%
Anadarko Finance Co.,
Gtd. Notes
7.50%	05/01/31	Baa1	220	250,492
Devon Energy Corp.,
Sr. Notes
2.75%	08/01/06	Baa2	2,390	2,355,046
Parker & Parsley Petroleum Co.,
Sr. Notes
8.875%	04/15/05	Baa3	2,725	2,850,307
Pemex Project Funding Master Trust,
Notes
7.875%	02/01/09	Baa1	1,750	1,903,125
8.50%	02/15/08	Baa1	1,430	1,573,000
Petroleos Mexicanos (Mexico)
9.50%	09/15/27	Baa1	2,200	2,519,000
Pioneer Natural Resources Co.
Gtd. Notes
7.50%	04/15/12	Baa3	340	385,024
Precision Drilling Corp. (Canada),
Notes
5.625%	06/01/14	BBB+(e)	390	392,271
Transocean, Inc.,
Notes
7.50%	04/15/31	Baa2	145	165,083
Valero Energy Corp.,
Notes
6.875%	04/15/12	Baa3	1,530	1,663,681
Woodside Petroleum Ltd.,
Notes
5.00%	11/15/13	Baa1	1,400	1,372,246

				15,429,275

Real Estate Investment Trust — 0.2%
Developers Diversified Realty Corp.,
Notes
5.25%	04/15/11	Baa3	575	553,115

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Real Estate Investment Trust (cont’d.)
ERP Operating LP,
Notes
6.63%	04/13/05	Baa1	$1,650	$1,699,731
Simon Debartolo Group, Inc.,
Notes
6.75%	06/15/05	Baa2	5,000	5,160,405

				7,413,251

Restaurants
Yum! Brands, Inc.,
Sr. Notes
8.875%	04/15/11	Baa3	365	440,455

Retail — 0.1%
Albertson’s, Inc.,
Debs.
8.00%	05/01/31	Baa2	470	538,426
Sr. Notes
7.50%	02/15/11(b)	Baa2	565	636,697
Target Corp.,
Notes
5.95%	05/15/06	A2	1,000	1,051,852
7.50%	07/15/06	A2	1,150	1,247,676
Wal-Mart Stores, Inc.,
Sr. Notes
6.875%	08/10/09	Aa2	280	312,218

				3,786,869

Structured Notes — 0.2%
Dow Jones TRAC-X North America High Yield
Ser. 2, T1
7.375%	03/25/09(b)	Ba3	2,400	2,346,000
Ser. 2, T2
6.05%	03/25/09(b)	B3	3,100	3,022,500
Lehman Brothers, Inc.
TRAINS HY-2004-1
8.0183%	08/01/15(f)	B1	1,000	1,038,750

				6,407,250

Telecommunications — 0.9%
AT&T Corp.,
Sr. Notes
8.05%	11/15/11	Baa2	1,245	1,278,271
AT&T Wireless Services, Inc.,
Notes
8.125%	05/01/12	Baa2	640	739,937
Sr. Notes
7.35%	03/01/06	Baa2	1,756	1,873,826
8.75%	03/01/31	Baa2	539	657,132
BellSouth Corp.,
Bonds
6.55%	06/15/34	A1	710	707,743
British Telecom PLC (United Kingdom),
Bonds
7.00%	05/23/07	Baa1	1,265	1,364,935
8.875%	12/15/30	Baa1	1,305	1,609,962
CenturyTel, Inc.,
Sr. Notes
7.875%	08/15/12	Baa2	1,380	1,528,496

SEE NOTES TO FINANCIAL STATEMENTS.

B37

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Telecommunications (cont’d.)
Citizens Communications Co.,
Debs.
7.60%	06/01/06	Baa3	$1,100	$1,153,790
Notes
8.50%	05/15/06(b)	Baa3	1,725	1,837,837
9.25%	05/15/11	Baa3	400	418,076
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes
8.75%	06/15/30	Baa2	705	858,081
9.25%	06/01/32	Baa2	745	981,738
Koninlijke (Royal) KPN NV (Netherlands),
Sr. Notes
8.00%	10/01/10	Baa1	1,720	1,991,540
Motorola, Inc.,
Notes
7.625%	11/15/10	Baa3	750	844,393
Pacific Bell,
Notes
7.25%	11/01/27	A1	380	393,390
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	Baa3	2,195	2,109,937
8.75%	03/15/32(b)	Baa3	230	268,015
Telecom de Puerto Rico,
Gtd. Notes
6.65%	05/15/06	Baa1	2,700	2,852,380
6.80%	05/15/09	Baa1	3,065	3,319,462
Telecom Italia Capital,
Gtd. Notes
5.25%	11/15/13(b)	Baa2	435	421,013
Telefonica Europe BV (Netherlands),
Gtd. Notes
7.75%	09/15/10	A3	1,150	1,315,317
Telus Corp.,
Notes
8.00%	06/01/11	Baa3	1,255	1,426,385
Verizon Global Funding Corp.,
Notes
7.75%	12/01/30(b)	A2	895	1,005,246
Verizon New York, Inc.,
Debs.
7.375%	04/01/32(b)	Baa2	270	284,193
Vondafone Group PLC (United Kingdom),
Notes
5.375%	01/30/15	A2	865	851,831
7.75%	02/15/10	A2	800	917,275

				33,010,201

Tobacco — 0.1%
Altria Group, Inc.,
Notes
5.625%	11/04/08	Baa2	1,510	1,516,573
7.65%	07/01/08(b)	Baa2	600	646,517

				2,163,090

Transportation — 0.1%
FedEx Corp.,
Notes
2.65%	04/01/07	Baa2	1,600	1,553,747

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Bonds
7.80%	05/15/27	Baa1	$1,085	$1,257,490
Union Pacific Corp.,
Notes
6.625%	02/01/08	Baa2	1,390	1,511,370

				4,322,607

Utilities — 0.7%
Arizona Public Service Co.,
Notes
7.625%	08/01/05	Baa1	5,000	5,259,895
Boston Edison Co.,
Debs
4.875%	04/15/14	A1	565	549,463
CenterPoint Energy Houston Electric LLC,
Mtge. Bonds, Ser. J2
5.70%	03/15/13	Baa2	740	754,299
Mtge. Bonds, Ser. K2
6.95%	03/15/33	Baa2	590	631,170
Consolidated Edison Co. of NY,
Debs.
5.70%	02/01/34	A1	425	401,049
Consumers Energy Co.,
First Mtge. Bonds, Ser. B
5.375%	04/15/13	Baa3	325	318,260
Dominion Resources, Inc.,
Sr. Notes
5.125%	12/15/09(b)	Baa1	970	982,178
Energy East Corp.,
Notes
6.75%	09/15/33	Baa2	630	632,804
FirstEnergy Corp.,
Notes
7.375%	11/15/31	Baa3	735	766,078
Florida Power & Light Co.,
5.95%	10/01/33	Aa3	610	602,934
Hydro-Quebec (Canada),
8.00%	02/01/13	A1	1,500	1,805,001
NiSource Finance Corp.,
Gtd. Notes
7.625%	11/15/05	Baa3	600	636,479
Oncor Electric Delivery Co.,
Debs.
6.375%	01/15/15	Baa1	345	363,319
7.00%	09/01/22	Baa2	510	545,705
7.25%	01/15/33	Baa1	250	277,197
Pacific Gas & Electric Co.,
First Mtge.
6.05%	03/01/34	Baa2	1,930	1,815,273
PacifiCorp,
First Mtge.
5.45%	09/15/13	A3	300	304,371
Pepco Holdings, Inc.,
Notes
5.50%	08/15/07	Baa2	565	583,275

SEE NOTES TO FINANCIAL STATEMENTS.

B38

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Utilities (cont’d.)
PPL Electric Utilities,
Second Mtge.
6.25%	08/15/09	Baa1	$1,500	$1,614,346
Progress Energy, Inc.,
Sr. Notes
6.75%	03/01/06	Baa2	1,410	1,486,889
Sempra Energy,
Notes
4.75%	05/15/09	Baa1	630	633,793
Southern California Edison Co.,
First Mtge.
4.65%	04/01/15	Baa2	470	436,559
5.75%	04/01/35	Baa2	250	230,945
8.00%	02/15/07	Baa2	1,395	1,541,005
Westar Energy, Inc.,
First Mtge.
6.00%	07/01/14	Ba1	550	558,786
Xcel Energy, Inc.,
Sr. Notes
3.40%	07/01/08	Baa1	605	583,976
7.00%	12/01/10	Baa1	190	210,174

				24,525,223

Waste Management — 0.1%
Waste Management, Inc.,
Gtd. Notes
7.75%	05/15/32	Baa3	1,800	2,049,388

Foreign Local Government Bonds — 0.1%
Quebec Province (Canada),
Debs.
5.75%	02/15/09	A1	500	530,871
6.125%	01/22/11	A1	395	426,178
Notes
4.875%	05/05/14(b)	A1	770	749,316
Republic of Italy
(Italy)
5.375%	06/15/33	AA(e)	800	745,780
6.00%	02/22/11	AA(e)	390	419,504
Republic of South Africa
(South Africa)
6.50%	06/02/14	Baa2	475	479,750
United Mexican States,
Notes, (Mexico)
7.50%	01/14/12	Baa2	1,500	1,616,250

				4,967,649

Mortgage Backed Securities — 7.7%
Federal Home Loan Mortgage Corp.
4.25%	07/15/09(b)(i)		8,940	8,918,767
4.50%	11/01/18(i)		274	268,201
4.50%	TBA		6,000	5,860,313
5.00%	TBA		1,000	1,000,312
5.50%	12/01/33-06/01/34(i)		15,783	15,740,512
6.00%	12/01/33(i)		2,748	2,813,247
6.00%	TBA		8,000	8,135,000
6.50%	05/01/14-09/01/14(i)		991	1,048,320
7.00%	TBA		13,000	13,706,875

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS (Continued)
Mortgage Backed Securities (cont’d.)
Federal National Mortgage Assn.
4.00%	06/01/19(i)		$2,988	$2,846,520
4.50%	01/01/19-02/01/19(i)		11,409	11,170,498
5.00%	TBA		10,000	10,009,380
5.00%	TBA		6,500	6,276,563
5.086%	07/01/33(h)(i)		2,903	2,989,053
5.50%	TBA		11,000	10,945,000
6.00%	TBA		3,500	3,644,375
6.00%	TBA		6,300	6,429,937
6.50%	TBA		12,000	12,491,256
7.00%	08/01/11-06/01/32(i)		2,044	2,165,465
7.50%	06/01/12-05/01/32(i)		3,986	4,260,249
Government National Mortgage Assn.
5.50%	08/15/33-02/15/34(i)		2,437	2,438,715
6.00%	01/15/33-01/15/34(i)		6,267	6,432,833
6.50%	10/15/23-08/15/32(i)		15,308	16,055,713
8.00%	01/15/24-04/15/25(i)		811	895,478

				286,098,454

U.S. Government Agency Obligations — 4.2%
Federal Home Loan Bank
4.50%	05/13/11		5,885	5,798,550
Federal Home Loan Mortgage Corp.
2.875%	05/15/07(b)		11,685	11,508,077
3.375%	04/15/09		1,865	1,795,853
4.875%	11/15/13		225	220,510
7.00%	03/15/10		2,505	2,822,116
Federal National Mortgage Assn.
4.25%	05/15/09(b)		8,075	8,085,102
5.25%	08/01/12(b)		6,535	6,530,210
5.50%	07/18/12(b)		7,200	7,257,859
6.625%	09/15/09(b)		15,200	16,814,574
United States Treasury Bonds
5.375%	02/15/31(b)		3,430	3,459,343
6.00%	02/15/26(b)		4,035	4,347,870
8.875%	08/15/17		1,950	2,672,032
8.875%	02/15/19(b)		6,050	8,376,413
9.125%	05/15/18(b)		12,240	17,182,855
9.25%	02/15/16(b)		6,062	8,415,050
United States Treasury Notes
1.625%	09/30/05(b)		5,000	4,962,890
1.875%	12/31/05		1,025	1,016,472
2.50%	05/31/06(b)		1,240	1,235,835
3.125%	05/15/07(b)		25,800	25,800,000
3.875%	05/15/09(b)		11,570	11,608,864
4.75%	05/15/14		795	803,292
5.00%	02/15/11		5	5,233
6.00%	08/15/09		1,245	1,368,089
0.00%	05/15/18		6,215	2,947,762

				155,034,851

TOTAL LONG-TERM BONDS (cost $794,934,946)				795,093,331

TOTAL LONG-TERM INVESTMENTS (cost $3,130,478,404)				3,372,067,769

SEE NOTES TO FINANCIAL STATEMENTS.

B39

FLEXIBLE MANAGED PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
SHORT-TERM INVESTMENTS — 33.6%
Commercial Paper — 2.7%
Sara Lee Corp.
1.36%	08/10/04(c)	$60,000	$59,922,933
Volkswagen Of America
1.00%	07/06/04(c)	40,000	39,992,945

			99,915,878

U.S. Government Agency Obligation — 0.5%
United States Treasury Bills
1.29%(j)	09/16/04	17,000	16,953,258

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (Continued)
Mutual Fund — 30.4%
Dryden Core Investment Fund — Taxable Money Market Series (cost $1,132,296,991; Note 4)(c)	1,132,296,991	$1,132,296,991

TOTAL SHORT-TERM INVESTMENTS (cost $1,249,166,127)		1,249,166,127

TOTAL INVESTMENTS — 124.2% (cost $4,379,644,531; Note 6)		4,621,233,896
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(k)		1,467,194
LIABILITIES IN EXCESS OF OTHER ASSETS — (24.2)%		(902,508,001)

NET ASSETS — 100%		$3,720,193,089

The following abbreviations are used in portfolio descriptions:

G.O.	General Obligation
NR	Not rated by Moody’s or Standard and Poor’s.
TBA	Securities purchased on a forward commitment basis.

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $776,081,780; cash collateral $842,708,513 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Standard & Poor’s rating.

(f)	A TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement by Lehman Brothers, Inc. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or property distributed. Rate shown reflects the weighted average rate of the underlying securities as of June 30, 2004.

(g)	Indicates a fair valued security.

(h)	Indicates a variable rate security.

(i)	Security segregated as collateral for TBA’s.

(j)	Rate quoted represents yield-to-maturity as of purchase date.

(k)	Open futures contracts as of June 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation/ (Depreciation)
Long Positions:
584	S&P 500 Index	Sep 04	$165,447,698	$166,498,400	$1,050,702
232	S&P MidCap 400 Index	Sep 04	69,657,825	70,557,000	899,175
602	U.S. Treasury 5 Yr Notes	Sep 04	65,095,953	65,429,875	333,922
153	U.S. Treasury 2 Yr Notes	Sep 04	32,156,559	32,213,672	57,113

					2,340,912

Short Positions:
35	U.S. Treasury 10 Yr Notes	Sep 04	3,766,925	3,826,484	(59,559)
28	U.S. Treasury Bonds	Sep 04	2,917,163	2,978,500	(61,337)
337	U.S. Treasury 5 Yr Notes	Sep 04	36,289,319	36,627,688	(338,369)

					(459,265)

					$1,881,647

SEE NOTES TO FINANCIAL STATEMENTS.

B40

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 98.2%		Value (Note 2)
COMMON STOCKS — 97.9%	Shares
Belgium — 0.3%
Solvay SA	24,900	$2,032,767

Bermuda — 1.6%
Marvell Technology Group, Ltd.(a)(b)	383,800	10,247,460

China — 1.2%
China Oilfield Services, Ltd. (Class “H” Stock)	17,306,000	4,936,774
Semiconductor Manufacturing International Corp. ADR(a)(b)	298,700	3,205,051

		8,141,825

France — 2.0%
Total SA	68,572	13,073,188

Republic of Germany — 5.0%
Deutsche Boerse AG	166,448	8,458,800
Deutsche Telekom AG(a)	303,200	5,326,747
SAP AG, ADR(b)	253,000	10,577,930
Siemens AG	116,000	8,342,278

		32,705,755

Greece — 0.2%
OPAP SA	69,600	1,305,748

Ireland — 1.4%
Anglo Irish Bank Corp., PLC	586,000	9,161,497

Italy — 2.5%
Eni SpA(b)	425,686	8,452,306
Riunione Adriatica di Sicurta SpA	459,343	8,332,598

		16,784,904

Japan — 9.7%
ABC-MART, Inc.	136,500	3,815,470
Aoyama Trading Co., Ltd.	285,000	7,718,233
Asahi Glass Co., Ltd.	691,000	7,187,692
Mitsubishi Estate Co., Ltd.	597,000	7,408,129
Nidec Corp.	77,800	7,971,443
Sumitomo Mitsui Financial Group, Inc.(b)	1,444	9,898,841
Sumitomo Realty & Development Co., Ltd.	741,000	9,181,432
Taisei Corp.	2,809,000	10,606,314

		63,787,554

Mexico — 1.1%
Desarrolladora Homex S.A. de C.V. ADR(a)	128,000	2,215,680
Grupo Modelo, S.A. de C.V. (Series C)	2,115,300	5,300,630

		7,516,310

South Korea — 1.0%
Samsung Electronics Co., Ltd.	15,740	6,497,603

Spain — 1.3%
Telefonica SA	569,982	8,425,644

Sweden — 0.4%
AB SKF (Class “B” Shares)	70,300	2,580,390

COMMON STOCKS (Continued)	Shares	Value (Note 2)

Switzerland — 4.4%
Alcon, Inc.	37,800	$2,972,970
Novartis AG, ADR	190,600	8,481,700
Roche Holding AG, ADR	109,300	10,821,782
UBS AG	98,000	6,905,542

		29,181,994

Thailand — 0.2%
Airports of Thailand Public Co., Ltd.(a)	895,200	1,127,621

United Kingdom — 9.3%
AstraZeneca PLC, ADR(b)	138,500	6,321,140
Exel PLC	915,402	12,732,823
HSBC Holdings PLC	490,600	7,295,564
InterContinental Hotels Group PLC	812,000	8,577,672
Royal Bank of Scotland Group PLC	275,989	7,948,035
Tesco PLC	2,427,400	11,720,563
Vodafone Group PLC	3,005,554	6,581,565

		61,177,362

United States — 56.3%
Activision, Inc.(a)	739,850	11,763,615
Agilent Technologies, Inc.(a)	255,000	7,466,400
Allergan, Inc.(b)	112,700	10,088,904
American Express Co.	137,700	7,075,026
Amgen, Inc.(a)	138,500	7,557,945
Apple Computer, Inc.(a)	237,700	7,734,758
Bed Bath & Beyond, Inc.(a)	284,100	10,923,645
BJ Services Co.(a)	229,500	10,520,280
Boise Cascade Corp.(b)	179,100	6,741,324
Brinker International, Inc.(a)(b)	170,800	5,827,696
Caremark Rx, Inc.(a)(b)	243,000	8,004,420
Chico’s FAS, Inc.(a)(b)	203,400	9,185,544
Cisco Systems, Inc.(a)	480,600	11,390,220
Citigroup, Inc.	246,700	11,471,550
Costco Wholesale Corp.(b)	192,800	7,918,296
Coventry Health Care, Inc.(a)	27,600	1,349,640
Dell, Inc.(a)	236,500	8,471,430
DIRECTV Group, Inc. (The)(a)	536,486	9,173,910
Eli Lilly & Co.	143,000	9,997,130
ENSCO International, Inc.(b)	170,100	4,949,910
Gilead Sciences, Inc.(a)	158,875	10,644,625
Guidant Corp.	124,200	6,940,296
InterActiveCorp.(a)(b)	541,800	16,329,852
IVAX Corp.(a)	95,400	2,288,646
J. P. Morgan Chase & Co.	265,100	10,277,927
Kohl’s Corp.(a)(b)	50,900	2,152,052
Kroger Co. (The)(a)	318,100	5,789,420
Lexmark International, Inc.(a)	36,400	3,513,692
Maxim Integrated Products, Inc.	104,800	5,493,616
Mercury Interactive Corp.(a)(b)	16,700	832,161
Merrill Lynch & Co., Inc.	115,700	6,245,486
Microsoft Corp.	319,300	9,119,208
Monsanto Co.	187,100	7,203,350
National Semiconductor Corp.(a)	249,500	5,486,505
P.F. Chang’s China Bistro, Inc.(a)(b)	223,400	9,192,910
Pfizer, Inc.	178,360	6,114,181

SEE NOTES TO FINANCIAL STATEMENTS.

B41

GLOBAL PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)

United States (cont’d.)
Phelps Dodge Corp.(b)	90,100	$6,983,651
Praxair, Inc.	82,900	3,308,539
Procter & Gamble Co.	110,400	6,010,176
Salesforce.com, Inc.(a)	6,400	102,848
Schlumberger, Ltd.	88,600	5,626,986
Sierra Health Services, Inc.(a)(b)	114,000	5,095,800
Smith International, Inc.(a)(b)	214,100	11,938,216
State Street Corp.(b)	113,100	5,546,424
Symantec Corp.(a)(b)	117,900	5,161,662
Target Corp.	143,600	6,098,692
UnitedHealth Group, Inc.(b)	134,400	8,366,400
Univision Communications, Inc. (Class “A” Stock)(a)(b)	329,700	10,527,321
Viacom, Inc. (Class “B” Stock)	212,800	7,601,216
Weight Watchers International, Inc.(a)(b)	83,100	3,252,534
Wendy’s International, Inc.	150,900	5,257,356
Yahoo! Inc.(a)(b)	108,600	3,945,438

		370,058,829

TOTAL COMMON STOCKS (cost $582,670,689)		643,806,451

PREFERRED STOCKS — 0.3%
Republic of Germany
Henkel KGaA (cost $2,123,615)	24,610	2,101,313

TOTAL LONG-TERM INVESTMENTS (cost $584,794,304)		645,907,764

SHORT-TERM INVESTMENT — 20.3%
MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $133,212,050; Note 4)(c)	133,212,050	133,212,050

TOTAL INVESTMENTS — 118.5% (cost $718,006,354; Note 6)		779,119,814
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.5)%		(121,713,750)

NET ASSETS — 100.0%		$657,406,064

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2004 were as follows:

Mutual Fund	20.3%
Pharmaceuticals	8.2
Energy Equipment & Services	5.8
Software	5.7
Commercial Banks	5.2
Semiconductors & Semiconductor Equipment	4.7
Specialty Retail	4.7
Diversified Financial Services	4.6
Hotels, Restaurants & Leisure	4.6
Media	4.2
Food & Staples Retailing	3.9
Healthcare Providers & Services	3.5
Oil & Gas	3.3
Computers & Peripherals	3.0
Biotechnology	2.8
Capital Markets	2.8
Internet & Catalog Retail	2.5
Real Estate	2.5
Electronic Equipment & Instruments	2.3
Industrial Conglomerates	2.3
Diversified Telecommunication Services	2.1
Air Freight & Couriers	1.9
Chemicals	1.9
Communications Equipment	1.7
Construction & Engineering	1.6
Healthcare Equipment & Supplies	1.5
Insurance	1.3
Multiline Retail	1.3
Household Products	1.2
Building Products	1.1
Consumer Finance	1.1
Paper & Forest Products	1.0
Wireless Telecommunication Services	1.0
Beverages	0.8
Distributors	0.6
Internet Software & Services	0.6
Machinery	0.4
Household Durables	0.3
Transportation Infrastructure	0.2

118.5
Liabilities in excess of other assets	(18.5)

100.0%

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $124,398,388; cash collateral of $126,839,079 was received with which the portfolio purchased securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

B42

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 93.6%	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Asset Backed Securities — 7.1%
Bear Stearns Commercial Mortgage, Series 2000-WF1, Class A1	7.64%	02/15/32	$2,303	$2,465,921
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A1	7.739%	05/17/32	1,993	2,174,515
First Union National Bank Commercial Mortgage Trust, Series 2000-C2, Class A1	6.94%	10/15/32	2,215	2,362,777
First Union-Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class A3	7.38%	04/18/29	5,233	5,612,023
GS Mortgage Securities Corp. II, Series 2003-C1, Class A3	4.608%	01/10/40	6,800	6,532,655
KeyCorp., Series 2000-C1, Class A2	7.727%	05/17/32	3,000	3,415,226
MBNA Master Credit Card Trust, Series 1999-J, Class A	7.00%	02/15/12	3,200	3,581,610
Merrill Lynch Mortgage Investors, Inc., Series 1996-C1, Class A3	7.42%	04/25/28	258	264,661
Morgan Stanley Chase Capital, Inc., Series 2001-TOP1, Class A2	6.32%	02/15/33	2,459	2,597,200
Mortgage Capital Funding, Inc., Series 1998-MC2, Class A1	6.325%	06/18/30	295	297,787
Westpac Securitization Trust Limited, Series 1998-1G, Class A (Australia)(c)(d)	1.29%	07/19/29	829	828,931

				30,133,306

Collateralized Mortgage Obligations — 6.0%
Federal Home Loan Mortgage Corp., Series 2496, Class PM	5.50%	09/15/17	2,819	2,804,493
Federal Home Loan Mortgage Corp., Series 2501, Class MC	5.50%	09/15/17	2,000	2,048,230
Federal Home Loan Mortgage Corp., Series 2513, Class HC	5.00%	10/15/17	2,339	2,257,181
Federal Home Loan Mortgage Corp., Series 2518, Class PV	5.50%	06/15/19	1,920	1,890,557
Federal National Mortgage Association, Series 2002-18, Class PC	5.50%	04/25/17	5,000	5,145,521
Federal National Mortgage Association, Series 2002-57, Class ND	5.50%	09/25/17	2,600	2,665,740
Federal National Mortgage Association, Series 2002-94, Class HQ	4.50%	01/25/18	6,419	5,996,311
Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3(d)	4.17%	02/25/34	2,015	2,002,402
Washington Mutual, Series 2002-AR4, Class A7	5.50%	04/26/32	383	385,800

				25,196,235

Mortgage Pass-Throughs — 20.5%
Federal Home Loan Mortgage Corp.	6.00%	TBA	4,000	4,067,500
Federal Home Loan Mortgage Corp.	6.50%	06/01/08-09/01/32	2,895	3,051,896
Federal Home Loan Mortgage Corp.	7.00%	06/01/08-10/01/32	4,556	4,804,632
Federal National Mortgage Association	5.00%	TBA	16,000	16,015,008
Federal National Mortgage Association	5.50%	01/01/17-11/01/18	3,238	3,320,919
Federal National Mortgage Association	5.501%	TBA	1,000	1,018,750
Federal National Mortgage Association	6.00%	11/01/14	1,619	1,692,367
Federal National Mortgage Association	6.00%	TBA	4,000	4,082,500
Federal National Mortgage Association	6.30%	03/01/11	2,592	2,784,918
Federal National Mortgage Association	6.50%	07/01/08-10/01/32	12,416	13,003,969
Federal National Mortgage Association	7.00%	02/01/12-11/01/33	9,403	9,940,457
Federal National Mortgage Association	7.50%	12/01/05-10/01/12	1,389	1,465,789
Federal National Mortgage Association	8.00%	03/01/22-05/01/26	128	140,000
Federal National Mortgage Association	9.00%	02/01/25-04/01/25	599	670,959
Government National Mortgage Association	5.00%	07/15/33-04/15/34	10,796	10,487,826
Government National Mortgage Association	6.50%	07/15/32-08/15/32	2,150	2,249,348
Government National Mortgage Association	7.00%	03/15/23-08/15/28	5,115	5,459,622
Government National Mortgage Association	7.50%	12/15/25-02/15/26	1,168	1,262,540
Government National Mortgage Association	8.50%	09/15/24-04/15/25	1,213	1,346,173

				86,865,173

Municipal Bond — 1.2%
California State Economic Recovery, Ser. A, G.O., F.G.I.C.	5.25%	07/01/14	1,820	2,000,526
New Jersey Economic Development Authority State Pension Funding, Series B	Zero	02/15/12	4,609	3,144,029

				5,144,555

U.S. Government & Agency Obligations — 58.8%
Federal Farm Credit Bank	5.90%	01/10/05	5,000	5,108,640
Federal Home Loan Bank(d)	4.188%	02/20/07	2,000	2,132,280
Federal Home Loan Bank(a)	4.75%	08/13/10	10,755	10,825,391
Federal Home Loan Bank	5.25%	06/18/14	4,375	4,386,642
Federal Home Loan Mortgage Corp.	3.375%	04/15/09	5,360	5,161,273
Federal Home Loan Mortgage Corp.(a)	4.25%	07/15/09	21,560	21,508,795

SEE NOTES TO FINANCIAL STATEMENTS.

B43

GOVERNMENT INCOME PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS (Continued)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. Government & Agency Obligations (cont’d.)
Federal Home Loan Mortgage Corp.	6.00%	06/15/11	$6,125	$6,576,755
Federal National Mortgage Association(b)	Zero	02/15/06	15,364	14,684,650
Federal National Mortgage Association	3.25%	02/15/09	12,600	12,139,508
Federal National Mortgage Association(a)	4.25%	05/15/09	7,210	7,219,020
Federal National Mortgage Association(a)	4.625%	10/15/13	12,960	12,479,404
Federal National Mortgage Association	5.00%	07/01/18-03/01/34	25,190	24,859,290
Federal National Mortgage Association(a)	5.25%	01/15/09	10,000	10,474,870
Federal National Mortgage Association	7.00%	02/01/34	946	998,429
Small Business Administration Participation Certificates, Series 1988-J20	6.00%	09/01/18	4,776	5,003,538
Small Business Administration Participation Certificates, Series 1996-J20	7.20%	10/01/16	8,097	8,728,346
Small Business Administration Participation Certificates, Series 1997-A20	7.15%	01/01/17	8,808	9,491,444
Small Business Administration Participation Certificates, Series 1997-G20	6.85%	07/01/17	2,375	2,545,837
United States Treasury Bonds(a)	5.25%	11/15/28	4,200	4,114,854
United States Treasury Bonds	5.375%	02/15/31	5,600	5,659,500
United States Treasury Bonds(a)	5.50%	08/15/28	4,420	4,477,840
United States Treasury Bonds(a)	13.25%	05/15/14	14,000	19,826,408
United States Treasury Notes	1.875%	07/15/13	7,165	7,077,466
United States Treasury Notes(a)	3.125%	04/15/09	13,170	12,795,998
United States Treasury Notes(a)	4.00%	02/15/14	968	922,550
United States Treasury Notes(a)	4.25%	08/15/13-11/15/13	20,160	19,662,059
United States Treasury Notes	4.75%	05/15/14	4,970	5,019,700
United States Treasury Strips, P/O	Zero	05/15/17	9,600	4,865,405

				248,745,892

TOTAL LONG-TERM INVESTMENTS (cost $393,368,130)				396,085,161

SHORT-TERM INVESTMENTS — 39.9%			Shares
Mutual Fund — 39.9%
Dryden Core Investment Fund —Taxable Money Market Series(e) (cost $169,007,990; Note 4)			169,007,990	169,007,990

TOTAL INVESTMENTS — 133.5% (cost $562,376,120; Note 6)				565,093,151
VARIATION MARGIN ON OPEN FUTURES CONTRACTS(f)				343,187
LIABILITIES IN EXCESS OF OTHER ASSETS — (33.5)%				(142,196,378)

NET ASSETS — 100.0%				$423,239,960

The following abbreviation is used in portfolio descriptions:

F.G.I.C.	Financial Guarantee Insurance Company
G.O.	General Obligation
P/O	Principle Only
TBA	Securities purchased on a forward commitment basis

(a)	Portion of securities on loan with an aggregate market value of $125,087,801; cash collateral of $128,254,855 was received with which the portfolio purchased securities.

(b)	Security segregated as collateral for futures contracts.

(c)	US$ Denominated Foreign Bonds.

(d)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	Open futures contracts as of June 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation/ (Depreciation)
Long Positions:
369	U.S. Treasury Bonds	Sep 04	$38,476,441	$39,252,375	$775,934

Short Positions:
780	U.S. Treasury 10 Yr Notes	Sep 04	84,284,225	85,275,938	(991,713)
257	U.S. Treasury 5 Yr Notes	Sep 04	27,699,605	27,932,687	(233,082)

					(1,224,795)

					$(448,861)

SEE NOTES TO FINANCIAL STATEMENTS.

B44

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2002 (Unaudited)

LONG-TERM INVESTMENTS — 94.7% CORPORATE BONDS — 91.7%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Aerospace/Defense — 2.1%
Alliant Techsystems, Inc., Sr. Sub. Notes	B2	8.50%	05/15/11	$2,750	$2,970,000
Argo Tech Corp., Sr. Notes	B3	9.25%	06/01/11	1,000	1,030,000
BE Aerospace, Inc., Sr. Sub Notes(b)	Caa3	8.875%	05/01/11	3,485	3,241,051
BE Aerospace, Inc., Sr. Sub Notes, Ser. B(b)	Caa3	8.00%	03/01/08	1,150	1,069,500
Dunlop Standard Aerospace Holdings PLC, Sr. Notes (United Kingdom)	B3	11.875%	05/15/09	2,515	2,672,188
Esterline Technologies Corp., Sr. Sub Notes	B1	7.75%	06/15/13	4,500	4,635,000
K&F Industries, Inc., Sr. Sub. Notes	B3	9.625%	12/15/10	2,165	2,373,381
K&F Industries, Inc., Sr. Sub. Notes, Ser. B(b)	B3	9.25%	10/15/07	3,841	3,956,230
L-3 Communications Corp., Sr. Sub. Notes	Ba3	7.625%	06/15/12	4,750	5,011,250
Sequa Corp., Sr. Notes	B1	8.875%	04/01/08	2,000	2,105,000
TransDigm, Inc.	B3	8.375%	07/15/11	1,500	1,522,500

					30,586,100

Building & Construction — 2.3%
American Standard, Inc., Gtd. Notes	Ba2	7.375%	04/15/05	3,000	3,097,500
Beazer Homes USA, Inc., Sr. Notes	Ba1	8.625%	05/15/11	1,820	1,920,100
D.R. Horton, Inc., Gtd. Notes	Ba1	8.00%	02/01/09	3,000	3,285,000
D.R. Horton, Inc., Sr. Notes(b)	Ba1	8.50%	04/15/12	3,250	3,591,250
KB HOME, Sr. Sub. Notes(b)	Ba2	8.625%	12/15/08	2,800	3,010,000
New Millenium Homes LLC, Sr. Notes(e)	NR	11.75%	12/31/07	2,781	1,390,500
Nortek Holdings, Inc., Sr. Notes, Zero Coupon (until 11/15/07)	Caa1	10.00%	05/15/11	3,500	2,800,000
Nortek, Inc., Sr. Sub. Notes, Ser. B	B3	9.875%	06/15/11	4,330	4,936,200
Toll Corp., Sr. Sub. Notes(b)	Ba2	8.25%	02/01/11	4,150	4,482,000
WCI Communities, Inc., Gtd. Notes(b)	Ba3	9.125%	05/01/12	4,000	4,320,000

					32,832,550

Cable — 5.5%
Avalon Cable Holdings, Sr. Disc. Notes	Caa1	11.875%	12/01/08	1,891	2,004,068
Callahan Nordrhein-Westfalen, Sr. Disc. Notes, Zero Coupon (until 07/15/05) (Germany)(c)	B-	16.00%	07/15/10	7,000	315,000
Charter Communications Holdings, Sr. Disc. Notes, Zero Coupon (until 05/15/06)	Ca	11.75%	05/15/11	3,150	2,039,625
Charter Communications Holdings, Sr. Notes(b)	Ca	8.625%	04/01/09	7,105	5,666,238
Charter Communications Holdings, Sr. Notes(b)	Ca	9.625%	11/15/09	3,150	2,551,500
Charter Communications Operating Charter, Sr. Notes(b)	B2	8.375%	04/30/14	4,975	4,813,313
Charter Communications Operating Charter, Sr. Notes	B2	8.00%	04/30/12	1,675	1,620,563
Charter Communications Holdings, Sr. Notes	Ca	10.00%	04/01/09	1,000	835,000
Charter Communications Holdings, Sr. Notes	Ca	10.00%	05/15/11	10,109	8,011,382
Charter Communications Holdings, Sr. Notes	Ca	10.25%	01/15/10	2,235	1,843,875
Charter Communications Holdings, Sr. Notes(b)	Caa1	10.25%	09/15/10	4,825	4,861,187
Charter Communications Holdings, Sr. Notes(b)	Ca	10.75%	10/01/09	1,700	1,428,000
Charter Communications Holdings, Sr. Notes(b)	Ca	11.125%	01/15/11	3,075	2,583,000
CSC Holdings, Inc., Sr. Debs.	B1	7.625%	07/15/18	1,250	1,165,625
CSC Holdings. Inc., Sr. Notes(b)	B1	7.875%	12/15/07	2,250	2,340,000
CSC Holdings, Inc., Sr.Sub. Debs.(b)	B2	10.50%	05/15/16	970	1,088,825
DirecTV Holdings, Sr. Notes	B1	8.375%	03/15/13	4,605	5,094,281
Echostar DBS Corp., Sr. Notes	Ba3	9.125%	01/15/09	5,174	5,671,998
Echostar DBS Corp., Sr. Notes	Ba3	10.375%	10/01/07	16,300	17,420,625
Kabel Deutschland GMBH, Sr. Notes	B3	10.625%	07/01/14	4,500	4,623,750
Telewest PLC, Debs. (United Kingdom)(c)	Ca	11.00%	10/01/07	4,450	2,614,375

					78,592,230

Chemicals — 6.2%
BCP Caylux Holdings, Sr. Sub. Notes (Luxembourg)(b)	B3	9.625%	06/15/14	4,100	4,248,625
Equistar Chemicals LP, Gtd. Notes(b)	B2	10.125%	09/01/08	2,855	3,126,225
Equistar Chemicals LP, Sr. Notes(b)	B2	10.625%	05/01/11	3,670	4,073,700
Hercules, Inc., Gtd. Notes	Ba3	6.75%	10/15/29	5,400	5,184,000
HMP Equity Holdings Corp., Sr. Disc. Notes, Zero Coupon(b)	CCC+(g)	zero%	05/15/08	1,000	580,000
Huntsman Advanced Materials LLC, Sr. Sec’d. Notes	B2	11.00%	07/15/10	1,150	1,296,625
Huntsman Co. LLC, Gtd. Notes(b)	B3	11.50%	07/15/12	3,200	3,240,000
Huntsman Co. LLC, Gtd. Notes(b)	B2	11.625%	10/15/10	5,200	5,746,000

SEE NOTES TO FINANCIAL STATEMENTS.

B45

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Chemicals (Cont’d.)
Huntsman ICI Chemical, Sr. Sub. Notes	Caa1	10.125%	07/01/09	$4,950	$5,049,000
IMC Global Inc., Debs.(b)	B2	6.875%	07/15/07	2,500	2,568,750
IMC Global, Inc., Gtd. Notes, Ser. B	B1	10.875%	06/01/08	2,850	3,313,125
IMC Global, Inc., Gtd. Notes, Ser. B	B1	11.25%	06/01/11	2,099	2,419,097
ISP Chemco, Inc., Gtd. Notes, Ser. B	B1	10.25%	07/01/11	2,485	2,764,563
Invista, Notes(b)	B1	9.25%	05/01/12	1,395	1,401,975
Lyondell Chemical Co., Sec’d. Notes, Ser. B(b)	B1	9.875%	05/01/07	5,200	5,434,000
Nalco Co., Sr. Sub. Notes(b)	Caa1	8.875%	11/15/13	6,500	6,808,750
OM Group, Inc., Sr. Sub. Notes(b)	Caa1	9.25%	12/15/11	13,000	13,325,000
Rhodia SA, Sr. Notes (France)(b)	B3	10.25%	06/01/10	7,180	7,251,800
Rhodia SA, Sr. Sub. Notes (France)(b)	Caa1	8.875%	06/01/11	4,585	3,874,325
Rockwood Specialties, Inc., Sr. Sub. Notes(b)	B3	10.625%	05/15/11	2,715	2,891,475
Westlake Chemical Corp., Gtd. Notes	Ba3	8.75%	07/15/11	4,000	4,340,000

					88,937,035

Consumer Products & Services — 1.0%
Coinmach Corp., Sr. Notes	B2	9.00%	02/01/10	4,510	4,521,275
DIMON, Inc., Gtd. Notes, Ser. B	Ba3	9.625%	10/15/11	850	858,500
Goodyear Tire & Rubber Co., Notes(b)	B3	7.857%	08/15/11	1,500	1,368,750
Levi Strauss & Co., Sr. Notes(b)	Ca	12.25%	12/15/12	1,975	1,945,375
North Atlantic Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until 3/1/09)	Caa1	12.25%	03/01/14	2,275	1,262,625
Rayovac Corp., Sr. Sub. Notes(b)	B3	8.50%	10/01/13	4,050	4,252,500

					14,209,025

Containers — 3.7%
Anchor Glass Container Corp., Sr. Sec’d. Notes	B2	11.00%	02/15/13	2,975	3,402,656
Berry Plastics Corp., Gtd. Notes	B3	10.75%	07/15/12	4,445	4,933,950
Crown Cork & Seal PLC, Notes (United Kingdom)	B3	7.00%	12/15/06	9,175	9,312,625
Crown European Holdings SA, Sr. Sec’d. Notes (France)	B1	9.50%	03/01/11	3,750	4,087,500
Graham Packaging, Sr. Disc. Notes, Ser. B, Zero Coupon (until 01/15/03)	Caa2	10.75%	01/15/09	10,600	10,904,750
Greif Brothers Corp., Sr. Sub. Notes	B2	8.875%	08/01/12	6,200	6,672,750
Norampac, Inc.	Ba2	6.75%	06/01/13	1,000	980,000
Owens-Brockway, Sr. Sec’d. Notes	B2	7.75%	05/15/11	5,410	5,626,400
Owens-Brockway, Sr. Sec’d. Notes	B2	8.75%	11/15/12	3,495	3,792,075
Portola Packaging, Inc., Sr. Notes	B2	8.25%	02/01/12	950	760,000
Silgan Holdings, Inc., Sr. Sub Notes	B1	6.75%	11/15/13	1,575	1,527,750

					52,000,456

Energy — 7.9%
Allegheny Energy Supply Co., LLC, Notes(b)	B3	8.25%	04/15/12	6,240	6,169,800
AmeriGas Partners LP, Sr. Notes, Ser. C	B2	8.875%	05/20/11	2,950	3,141,750
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.75%	01/15/15	3,054	3,183,795
El Paso Corp., Sr. Notes(b)	Caa1	7.00%	05/15/11	4,330	3,788,750
El Paso Energy Partners LP, Sr. Sub. Notes, Ser. B	B1	8.50%	06/01/11	335	362,638
El Paso Production Holdings Corp., Sr. Notes	B3	7.75%	06/01/13	4,640	4,257,200
Encore Acquisition Co., Sr. Sub Notes	B2	6.25%	04/15/14	1,500	1,410,000
Ferrellgas Partners LP, Sr. Notes	B2	8.75%	06/15/12	1,400	1,494,500
Forest Oil Corp., Sr. Notes	Ba3	8.00%	06/15/08	440	468,600
Gazprom OAO, Notes (cost $5,637,736; purchased 02/21/03) (Russia)(b)(f)	BB-(g)	9.625%	03/01/13	3,750	3,857,813
Gazprom OAO, Sec’d. Notes (Russia)	BB-(g)	10.50%	10/21/09	1,320	1,505,460
Gemstone Investors, Ltd., Gtd. Sr. Notes(b)	Caa1	7.71%	10/31/04	4,690	4,725,175
GulfTerra Energy Partners LP, Gtd. Notes	B1	10.625%	12/01/12	486	578,340
GulfTerra Energy Partners LP, Sr. Sub. Notes	Ba3	6.25%	06/01/10	2,675	2,701,750
Hanover Compressor Co., Sr. Notes(b)	B3	8.625%	12/15/10	2,125	2,199,375
Hanover Equipment Trust, Sec’d. Notes(b)	B2	8.50%	09/01/08	2,110	2,231,325
Hanover Equipment Trust, Sec’d. Notes(b)	B2	8.75%	09/01/11	2,170	2,321,900
Houston Exploration Corp., Sr. Sub. Notes	B2	7.00%	06/15/13	1,375	1,381,875
Magnum Hunter Resources, Sr. Notes	B2	9.60%	03/15/12	525	577,500
MEI Euro Finance Ltd., Gtd. Notes	B3	8.75%	05/22/10	1,211	1,071,735

SEE NOTES TO FINANCIAL STATEMENTS.

B46

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Energy (Cont’d.)
Midwest Generation LLC, Pass-thru Certs., Ser. B	B2	8.56%	01/02/16	$690	$679,650
Midwest Generation LLC, Sec’d. Notes	B1	8.75%	05/01/34	2,625	2,651,250
Newfield Exploration Co., Sr. Sub. Notes(b)	Ba3	8.375%	08/15/12	6,235	6,764,975
Pacific Energy, Sr. Notes	Ba2	7.125%	06/15/14	1,975	2,004,625
Parker and Parsley, Sr. Notes	Baa3	8.875%	04/15/05	1,000	1,045,984
Parker Drilling Co., Gtd. Notes, Ser B	B2	10.125%	11/15/09	2,435	2,568,925
Peabody Energy Corp., Sr. Notes	Ba3	5.875%	04/15/16	1,900	1,729,000
Plains All American Pipeline LP, Sr. Notes	Ba1	7.75%	10/15/12	4,620	5,062,739
Premcor Refining Group, Inc., Gtd. Notes(b)	Ba3	6.75%	05/01/14	1,635	1,618,650
Premcor Refining Group, Inc., Sr. Notes	Ba3	7.50%	06/15/15	675	700,313
Premcor Refining Group, Inc., Sr. Notes(b)	Ba3	9.50%	02/01/13	3,055	3,520,887
Premcor Refining Group, Inc., Sr. Sub. Notes(b)	B2	7.75%	02/01/12	1,925	1,997,187
Sensus Metering Systems, Inc., Sr. Sub. Notes	Caa1	8.625%	12/15/13	2,175	2,088,000
Southern Energy, Sr. Notes(b)(c)	D(g)	7.40%	07/15/04	1,825	1,022,000
Southern Natural Gas Co., Sr. Notes	B1	8.875%	03/15/10	2,900	3,168,250
Stone Energy Corp., Sr. Sub. Notes	B2	8.25%	12/15/11	3,750	3,909,375
Tennessee Gas Pipeline Co., Debs.	B1	7.00%	03/15/27	3,530	3,644,725
Tennessee Gas Pipeline Co., Debs.(b)	B1	7.00%	10/15/28	2,125	1,859,375
Tennessee Gas Pipeline Co., Debs.(b)	B1	7.625%	04/01/37	4,615	4,176,575
TransMontaigne, Inc., Sr. Sub. Notes	B3	9.125%	06/01/10	1,385	1,426,550
Williams Cos., Inc., Notes(b)	B3	7.125%	09/01/11	4,475	4,542,125
Williams Cos., Inc., Notes(b)	B3	8.125%	03/15/12	5,045	5,385,537
Williams Cos., Inc., Sr. Notes(b)	B3	8.625%	06/01/10	3,275	3,602,500

					112,598,478

Food & Beverage — 1.3%
Agrilink Foods, Inc., Sr. Gtd. Notes	B3	11.875%	11/01/08	465	491,737
Carrols Corp., Sr. Gtd. Notes	B3	9.50%	12/01/08	2,885	2,985,975
Del Monte Corp., Sr. Sub. Notes	B2	8.625%	12/15/12	2,700	2,909,250
Dole Food Co., Inc., Sr. Notes	B2	7.25%	06/15/10	1,875	1,851,563
Dole Food Co., Inc., Sr. Notes	B2	8.625%	05/01/09	2,400	2,514,000
Dole Food Co., Inc., Sr. Notes(b)	B2	8.875%	03/15/11	1,995	2,109,712
Dominos, Inc., Sr. Sub. Notes	B3	8.25%	07/01/11	1,750	1,855,000
Homeland Stores, Inc., Sr. Notes(c)(e)	NR	10.00%	08/01/49	4,260	170,400
National Restaurant Enterprises Holdings, Inc., Sr. Notes(c)	NR	10.75%	11/15/07	269	3
National Restaurant Enterprises Holdings, Inc., Sr. Notes(c)	NR	13.00%	05/15/08	286	3
Smithfield Foods, Inc., Notes	Ba2	7.75%	05/15/13	900	945,000
Smithfield Foods, Inc., Sr. Notes(b)	Ba2	8.00%	10/15/09	2,040	2,198,100

					18,030,743

Gaming — 4.9%
Argosy Gaming Co., Sr. Sub. Notes(b)	B3	7.00%	01/15/14	4,175	4,070,625
Argosy Gaming Co., Sr. Sub. Notes	B2	9.00%	09/01/11	810	895,050
Aztar Corp., Sr. Sub. Notes	Ba3	7.875%	06/15/14	1,225	1,237,250
Boyd Gaming Corp., Sr. Sub. Notes	B1	6.75%	04/15/14	1,875	1,767,188
Boyd Gaming Corp., Sr. Sub. Notes	B1	8.75%	04/15/12	1,500	1,597,500
Circus Enterprises, Inc., Sr. Notes(b)	Ba2	6.45%	02/01/06	1,220	1,253,550
Coast Hotels & Casinos, Inc., Sr. Sub. Notes	NR	9.50%	04/01/09	2,000	2,100,000
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	7.00%	03/01/14	950	881,125
Isle of Capri Casinos, Inc., Sr. Sub. Notes	B2	9.00%	03/15/12	1,430	1,540,825
Mandalay Resort Group, Sr. Notes(b)	Ba2	9.50%	08/01/08	2,250	2,520,000
MGM Grand, Inc., Gtd. Notes	Ba2	9.75%	06/01/07	9,051	9,888,217
MGM Mirage, Inc., Gtd. Notes(b)	Ba1	6.00%	10/01/09	4,750	4,655,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	6.375%	07/15/09	2,585	2,591,462
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.00%	04/01/12	1,695	1,805,175
Park Place Entertainment Corp., Sr. Notes	Ba1	7.50%	09/01/09	5,700	5,999,250

SEE NOTES TO FINANCIAL STATEMENTS.

B47

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Gaming (Cont’d.)
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	7.875%	12/15/05	$3,500	$3,679,375
Park Place Entertainment Corp., Sr. Sub. Notes(b)	Ba2	8.125%	05/15/11	1,530	1,623,712
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	9.375%	02/15/07	355	385,619
Station Casinos, Inc., Sr. Notes	Ba3	6.00%	04/01/12	3,250	3,144,375
Sun International Hotels, Ltd., Sr. Sub. Notes (Bahamas)	B2	8.875%	08/15/11	5,240	5,593,700
Venetian Casino Resort LLC, Second Mtge. Notes	B3	11.00%	06/15/10	7,930	9,159,150
Wynn Las Vegas LLC, Second Mtge. Notes	B3	12.00%	11/01/10	3,379	4,046,353

					70,434,501

Healthcare — 7.0%
Alliance Imaging, Inc., Sr. Sub. Notes(b)	B3	10.375%	04/15/11	5,600	5,866,000
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	7.50%	08/15/13	1,575	1,657,688
Columbia/HCA Healthcare Corp., Debs.	Ba1	7.50%	12/15/23	600	585,602
Columbia/HCA Healthcare Corp., M.T.N.	Ba1	8.70%	02/10/10	1,800	2,040,717
Columbia/HCA Healthcare Corp., M.T.N.	Ba1	8.85%	01/01/07	259	283,547
Columbia/HCA Healthcare Corp., Notes	Ba1	9.00%	12/15/14	3,000	3,487,524
Columbia/HCA Healthcare Corp., Sr. Notes	Ba1	8.36%	04/15/24	2,000	2,117,836
Concentra Operating Corp., Gtd. Notes	B3	9.125%	06/01/12	3,625	3,788,125
Concentra Operating Corp., Sr. Gtd. Sub. Notes	B3	13.00%	08/15/09	2,317	2,493,787
Coventry Health Care, Inc., Sr. Notes	Ba1	8.125%	02/15/12	2,375	2,600,625
HCA, Inc., Notes	Ba1	5.25%	11/06/08	2,000	1,987,630
HCA, Inc., Notes	Ba1	7.125%	06/01/06	3,830	4,045,790
HCA, Inc., Notes	Ba1	8.75%	09/01/10	1,200	1,370,235
HEALTHSOUTH Corp., Sr. Notes(b)(c)	NR	6.875%	06/15/05	1,200	1,201,500
HEALTHSOUTH Corp., Sr. Notes(b)(c)	NR	7.375%	10/01/06	750	747,188
HEALTHSOUTH Corp., Sr. Notes(b)(c)	NR	8.50%	02/01/08	2,000	1,967,500
Iasis Healthcare LLC, Sr. Sub. Notes(b)	B3	8.75%	06/15/14	1,400	1,431,500
Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa1	8.75%	02/15/12	4,475	4,575,687
Magellan Health Services, Inc., Sr. Notes, Ser. A(c)	B3	9.375%	11/15/08	5,771	6,189,657
Mariner Health Care, Inc., Sr. Sub. Notes	B3	8.25%	12/15/13	4,260	4,473,000
Medco Health Solutions, Inc., Sr. Notes(b)	Ba1	7.25%	08/15/13	1,155	1,236,674
Medical Device Manufacturing, Inc., Gtd. Notes	Caa1	10.00%	07/15/12	4,275	4,360,500
MedQuest, Inc., Sr. Sub. Notes	B3	11.875%	08/15/12	4,050	4,596,750
NeighborCare, Inc., Sr. Sub. Notes	Ba3	6.875%	11/15/13	1,425	1,510,500
OMEGA Healthcare Investors, Inc., Notes	B1	6.95%	08/01/07	3,700	3,760,125
OMEGA Healthcare Investors, Inc., Sr. Notes	B1	7.00%	04/01/14	2,800	2,646,000
Quintiles Transnational Corp., Sr. Sub. Notes	B3	10.00%	10/01/13	350	346,500
Res-Care, Inc., Sr. Notes	B2	10.625%	11/15/08	4,650	4,905,750
Select Medical Corp., Sr. Sub. Notes	B2	7.50%	08/01/13	1,000	985,000
Select Medical Corp., Sr. Sub. Notes	B2	9.50%	06/15/09	2,415	2,584,050
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625%	01/15/12	2,730	2,968,476
Service Corp. International, Debs.(b)	B1	7.875%	02/01/13	2,000	2,005,000
Service Corp. International, Notes	B1	6.00%	12/15/05	473	483,051
Service Corp. International, Notes	B1	6.50%	03/15/08	2,000	2,000,000
Tenet Healthcare Corp., Sr. Notes(b)	B3	6.375%	12/01/11	810	708,750
Tenet Healthcare Corp., Sr. Notes(b)	B3	6.50%	06/01/12	3,300	2,871,000
Tenet Healthcare Corp., Sr. Notes(b)	B3	9.875%	07/01/14	2,000	2,035,000
Ventas Realty LP, Sr. Notes	Ba3	8.75%	05/01/09	2,000	2,160,000
Ventas Realty LP, Sr. Notes	Ba3	9.00%	05/01/12	4,348	4,761,060

					99,835,324

Industrials — 6.5%
Allied Waste North America, Inc., Sr. Notes	Ba3	5.75%	02/15/11	7,300	6,916,750
Allied Waste North America, Inc., Sr. Notes	Ba3	6.125%	02/15/14	1,500	1,372,500
Allied Waste of North America, Inc., Sr. Notes(b)	Ba3	6.50%	11/15/10	555	549,450

SEE NOTES TO FINANCIAL STATEMENTS.

B48

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Industrials (Cont’d.)
Allied Waste of North America, Inc., Sr. Notes	Ba3	7.625%	01/01/06	$1,250	$1,310,938
Allied Waste of North America, Inc., Sr. Notes	Ba3	7.875%	04/15/13	675	705,375
Allied Waste of North America, Inc., Sr. Notes(b)	Ba3	8.50%	12/01/08	8,200	8,968,750
AMSTED Industries, Inc., Sr. Notes	B3	10.25%	10/15/11	2,550	2,766,750
Browning-Ferris Industries, Inc., Deb. Notes	Ba3	7.40%	09/15/35	1,750	1,557,500
Case New Holland, Inc., Sr. Notes	Ba3	9.25%	08/01/11	5,475	5,748,750
Flowserve Corp., Gtd. Notes	B2	12.25%	08/15/10	1,725	1,953,563
Invensys PLC, Sr. Notes (United Kingdom)(b)	B3	9.875%	03/15/11	7,460	7,422,700
Iron Mountain, Inc., Gtd. Notes	B3	8.625%	04/01/13	3,875	4,107,500
Johnsondiversey, Inc., Gtd. Notes	B2	9.625%	05/15/12	725	790,250
Johnsondiversey, Inc., Sr. Disc. Notes, Zero Coupon (until 5/15/07)	B3	10.67%	05/15/13	3,255	2,506,350
Joy Global, Inc., Gtd. Notes, Ser. B(b)	B1	8.75%	03/15/12	4,725	5,292,000
Koppers, Inc., Gtd. Notes	B2	9.875%	10/15/13	650	711,750
Manitowoc Co., Inc., Sr. Sub. Notes(b)	B2	10.50%	08/01/12	5,525	6,326,125
Motors & Gears, Inc., Sr. Notes	Caa1	10.75%	11/15/06	2,835	2,409,750
Navistar International Corp., Sr. Notes	Ba3	7.50%	06/15/11	1,325	1,358,125
Noteco Ltd., Notes (United Kingdom)(h)(c)	NR	1.00%	06/22/25	1,264	1,925,501
Rexnord Corp., Gtd. Notes	B3	10.125%	12/15/12	3,575	3,932,500
SPX Corp., Sr. Notes	Ba3	7.50%	01/01/13	2,700	2,767,500
Terex Corp., Gtd. Notes	B3	7.375%	01/15/14	650	637,000
Terex Corp., Sr. Sub. Notes	B3	9.25%	07/15/11	2,825	3,079,250
Terex Corp., Sr. Sub. Notes(b)	B3	10.375%	04/01/11	5,534	6,170,410
Thermadyne Holdings Corp., Deb. Notes, Zero Coupon (until 06/01/03)(c)	C	12.50%	06/01/08	2,375	24
Thermadyne Holdings Corp., Sr. Notes	Caa1	9.25%	02/01/14	2,825	2,789,687
Tyco International Group SA, Notes	Baa3	6.125%	11/01/08	50	53,194
Tyco International Group SA, Notes	Baa3	6.375%	10/15/11	1,005	1,069,100
Tyco International Group SA, Notes (Luxembourg)	Baa3	6.75%	02/15/11	1,600	1,738,529
UGS Corp.	B3	10.00%	06/01/12	1,750	1,863,750
United Rentals North America, Inc., Gtd. Notes	B1	6.50%	02/15/12	1,300	1,228,500
United Rentals North America, Inc., Gtd. Notes(b)	B2	7.75%	11/15/13	3,150	2,976,750

					93,006,571

Lodging & Leisure — 5.2%
Felcor Lodging LP, Gtd. Notes(b)	B1	9.00%	06/01/11	4,900	5,059,250
Felcor Lodging LP, Gtd. Notes	B1	10.00%	09/15/08	3,777	3,984,735
Felcor Lodging LP, Sr. Notes(b)(h)	B1	5.84%	06/01/11	1,875	1,884,375
Felcor Suites LP, Gtd. Notes(b)	B1	7.625%	10/01/07	950	969,000
Hilton Hotels Corp., Notes(b)	Ba1	7.625%	12/01/12	3,275	3,520,625
Hilton Hotels Corp., Sr. Notes	Ba1	7.50%	12/15/17	285	294,263
HMH Properties, Inc., Sr. Gtd. Notes, Ser. B	Ba3	7.875%	08/01/08	2,977	3,051,425
Host Marriott LP, Sr. Notes	Ba3	9.50%	01/15/07	6,815	7,445,387
Host Marriott LP, Sr. Notes, Ser. E	Ba3	8.375%	02/15/06	5,175	5,459,625
Intrawest Corp., Sr. Notes	B1	10.50%	02/01/10	6,720	7,266,000
ITT Corp., Debs(b)	Ba1	6.75%	11/15/05	3,030	3,120,900
ITT Corp., Sr. Sub. Notes, Ser. B	Ba1	7.375%	11/15/15	2,850	2,850,000
La Quinta Inns, Inc., Sr. Notes	Ba3	7.40%	09/15/05	1,000	1,042,500
La Quinta Properties, Inc.	Ba3	8.875%	03/15/11	3,725	4,004,375
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)	Ba2	6.875%	12/01/13	6,275	6,204,406
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)(b)	Ba2	8.125%	07/28/04	1,185	1,189,148
Royal Caribbean Cruises, Ltd., Sr. Notes (Liberia)(b)	Ba2	8.75%	02/02/11	1,150	1,273,625
Six Flags, Inc., Sr. Notes(b)	B3	9.625%	06/01/14	2,775	2,761,125
Starwood Hotels & Resorts Worldwide, Inc., Notes	Ba1	7.375%	05/01/07	5,900	6,209,750
Starwood Hotels & Resorts Worldwide, Inc., Notes(b)	Ba1	7.875%	05/01/12	2,235	2,391,450
Vail Resorts, Inc., Sr. Sub Notes	B2	6.75%	02/15/14	3,650	3,458,375

					73,440,339

SEE NOTES TO FINANCIAL STATEMENTS.

B49

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Media — 5.8%
Alliance Atlantis, Sr. Sub. Notes (Canada)	B1	13.00%	12/15/09	$3,520	$3,872,000
American Color Graphics, Inc., Sr. Notes	B3	10.00%	06/15/10	3,325	2,967,563
American Media Operations, Inc., Gtd. Notes, Ser. B	B2	10.25%	05/01/09	160	166,000
CanWest Media, Inc., Sr. Notes (Canada)	B1	7.625%	04/15/13	1,500	1,541,250
CanWest Media, Inc., Sr. Sub. Notes (Canada)	B2	10.625%	05/15/11	3,000	3,363,750
Cinemark USA, Inc., Sr. Sub. Notes	B3	9.00%	02/01/13	850	927,563
Cinemark, Inc., Sr. Disc. Notes	Caa1	9.75%	03/15/14	1,400	913,500
Dex Media East LLC, Sr. Sub. Notes	Caa1	12.125%	11/15/12	5,225	6,100,187
Dex Media West LLC, Sr. Sub. Notes	Caa1	9.875%	08/15/13	10,225	11,221,937
Dex Media, Inc., Notes(b)	Caa2	8.00%	11/15/13	2,825	2,712,000
Entercom Radio LLC, Gtd. Notes	Ba3	7.625%	03/01/14	1,005	1,038,919
Granite Broadcasting Corp., Sec’d. Notes	B3	9.75%	12/01/10	3,500	3,255,000
Gray Television, Inc., Sr. Sub. Notes	B2	9.25%	12/15/11	4,605	5,048,231
Medianews Group, Inc., Sr. Sub. Notes	B2	6.375%	04/01/14	2,375	2,161,250
Medianews Group, Inc., Sr. Sub. Notes	B2	6.875%	10/01/13	1,375	1,299,375
Morris Publishing Group LLC, Gtd. Notes	Ba3	7.00%	08/01/13	1,050	997,500
Phoenix Color Corp., Sr. Sub. Notes	Caa2	10.375%	02/01/09	4,000	3,720,000
PRIMEDIA, Inc., Sr. Notes(h)	B3	6.615%	05/15/10	2,400	2,433,000
PRIMEDIA, Inc., Sr. Notes	B3	8.875%	05/15/11	2,000	1,980,000
Quebecor Media, Inc., Sr. Disc. Notes, Zero Coupon (until 07/15/06) (Canada)(b)	B2	13.75%	07/15/11	3,125	2,890,625
Quebecor Media, Inc., Sr. Notes (Canada)	B2	11.125%	07/15/11	2,900	3,309,625
R.H. Donnelley Finance Corp., Sr. Sub. Notes	B2	10.875%	12/15/12	3,795	4,402,200
Sinclair Broadcast Group, Inc., Gtd. Notes	B2	8.00%	03/15/12	2,380	2,433,550
Sinclair Broadcast Group, Inc., Gtd. Notes(b)	B2	8.75%	12/15/11	2,500	2,675,000
Susquehanna Media Co., Sr. Sub. Notes	B1	7.375%	04/15/13	900	919,125
Vertis, Inc., Gtd. Notes, Ser. B	B3	10.875%	06/15/09	1,700	1,827,500
Vertis, Inc., Sec’d. Notes	B2	9.75%	04/01/09	4,500	4,837,500
Vivendi Unversal SA, Sr. Notes (France)	Ba1	6.25%	07/15/08	2,950	3,142,724

					82,156,874

Metals & Mining — 2.4%
AK Steel Corp., Notes	B3	7.75%	06/15/12	3,260	2,942,150
AK Steel Corp., Sr. Notes	B3	7.875%	02/15/09	2,230	2,085,050
Arch Western Finance LLC, Sr. Notes	Ba2	6.75%	07/01/13	1,385	1,385,000
Armco, Inc., Sr. Notes	B3	9.00%	09/15/07	145	142,462
Century Aluminum Co., First Mtge. Notes	B1	11.75%	04/15/08	7,775	8,669,125
CSN Islands VII Corp., Gtd. Notes (Cayman Islands)	B1	10.75%	09/12/08	4,945	5,118,075
Ispat Inland ULC, Sec’d. Notes(b)	Caa1	9.75%	04/01/14	7,355	7,575,650
Massey Energy Co., Sr. Notes	Ba3	6.625%	11/15/10	250	248,750
Oregon Steel Mills, Inc., Gtd. Notes	B2	10.00%	07/15/09	900	960,750
Russel Metals, Inc., Sr. Notes (Canada)	Ba3	6.375%	03/01/14	1,000	937,500
Sheffield Steel Corp., Sr. Sec’d. Notes(c)	NR	10.00%	04/30/07	916	769,105
United States Steel Corp., Sr. Notes	B1	10.75%	08/01/08	3,000	3,427,500

					34,261,117

Paper & Forest Products — 2.8%
Abitibi-Consolidated, Inc., Gtd. Notes (Canada)(b)	Ba2	6.00%	06/20/13	1,120	991,280
Ainsworth Lumber Co. Ltd., Sr. Notes (Canada)	B1	6.75%	03/15/14	6,300	5,906,250
Cellu Tissue Holdings, Inc., Sr. Sec. Notes	B2	9.75%	03/15/10	3,000	2,880,000
Georgia-Pacific Corp., Debs.	Ba3	7.70%	06/15/15	1,000	1,057,500
Georgia-Pacific Corp., Debs.	Ba3	7.75%	11/15/29	200	192,000
Georgia-Pacific Corp., Debs.(b)	Ba3	7.375%	12/01/25	1,000	940,000
Georgia-Pacific Corp., Debs.(b)	Ba3	7.50%	05/15/06	3,650	3,869,000
Georgia-Pacific Corp., Notes(b)	Ba3	8.875%	05/15/31	8,140	8,689,450
Georgia-Pacific Corp., Sr. Notes(b)	Ba2	9.375%	02/01/13	6,210	7,110,450
Millar Western Forest Products Ltd., Sr. Notes	B3	7.75%	11/15/13	2,670	2,683,350
Stone Container Corp., Sr. Sub. Notes	B2	11.50%	08/15/06	1,510	1,523,213
Tembec Industries, Inc., Gtd. Notes (Canada)(b)	Ba3	8.50%	02/01/11	400	404,000
Tembec Industries, Inc., Gtd. Notes (Canada)(b)	Ba3	8.625%	06/30/09	525	531,562
Tembec Industries, Inc., Sr. Notes (Canada)	Ba3	7.75%	03/15/12	2,650	2,557,250

					39,335,305

SEE NOTES TO FINANCIAL STATEMENTS.

B50

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 2)
Retail & Supermarkets — 4.3%
Ahold Finance USA, Inc., Notes	B1	8.25%	07/15/10	$1,120		$1,181,600
Asbury Automotive Group, Inc., Sr. Sub. Notes	B3	8.00%	03/15/14	1,800		1,719,000
AutoNation, Inc., Gtd. Notes	Ba2	9.00%	08/01/08	375		423,750
Buhrmann US, Inc., Sr. Sub Notes	B2	8.25%	07/01/14	1,145		1,142,138
Delhaize America, Inc., Gtd. Notes	Ba1	8.125%	04/15/11	7,260		7,924,515
Dillards, Inc., Notes, Ser. A(b)	B2	6.43%	08/01/04	1,800		1,800,000
General Nutrition Center, Inc., Sr. Sub. Notes	B3	8.50%	12/01/10	2,300		2,386,250
JC Penney Co., Inc., Deb. Notes	Ba3	8.00%	03/01/10	2,350		2,626,125
JC Penney Co., Inc., Debs.	Ba3	7.125%	11/15/23	3,625		3,715,625
JC Penney Co., Inc., Debs.	Ba3	7.65%	08/15/16	675		734,063
JC Penney Co., Inc., Debs.	Ba3	8.25%	08/15/22	2,075		2,158,000
JC Penney Co., Inc., Debs.	Ba3	9.75%	06/15/21	8,180		8,425,400
JC Penney Co., Inc., Notes	Ba3	6.875%	10/15/15	225		230,906
JC Penney Co., Inc., Notes	Ba3	9.00%	08/01/12	525		619,500
Pantry, Inc., Sr. Sub. Notes	B3	7.75%	02/15/14	3,025		2,949,375
Pathmark Stores, Inc., Gtd. Notes(b)	B2	8.75%	02/01/12	6,000		6,000,000
Rite Aid Corp., Deb. Notes(b)	Caa1	6.875%	08/15/13	1,435		1,320,200
Rite Aid Corp., Deb. Notes	Caa1	7.70%	02/15/27	1,870		1,654,950
Rite Aid Corp., Notes	Caa1	6.875%	12/15/28	1,825		1,460,000
Rite Aid Corp., Sr. Sec’d. Notes	B2	8.125%	05/01/10	3,175		3,341,687
Saks, Inc., Gtd. Notes	Ba3	7.375%	02/15/19	3,425		3,270,875
Sonic Automotive Inc, Sr. Sub. Notes(b)	B2	8.625%	08/15/13	4,075		4,248,188
Stater Brothers Holdings, Inc., Sr. Notes(b)	B1	8.125%	06/15/12	1,700		1,706,375

						61,038,522

Technology — 3.0%
Amkor Technology, Inc, Sr. Notes(b)	B1	7.125%	03/15/11	1,050		984,375
Amkor Technology, Inc., Sr. Notes	B1	9.25%	02/15/08	925		966,625
Amkor Technology, Inc., Sr. Sub. Notes(b)	B3	10.50%	05/01/09	4,325		4,541,250
Ampex Corp., Sec’d. Notes(c)	NR	12.00%	08/15/08	7,032		351,600
Avaya, Inc., Sec’d. Notes	B1	11.125%	04/01/09	650		760,500
Celestica, Inc., Sr. Sub. Notes(b)	Ba3	7.875%	07/01/11	2,700		2,754,000
Flextronics International, Ltd., Sr. Sub. Notes (Singapore)(b)	Ba2	6.50%	05/15/13	3,750		3,656,250
Lucent Technologies, Inc., Notes(b)	Caa1	5.50%	11/15/08	3,815		3,605,175
Nortel Networks, Ltd., Notes (Canada)(b)	B3	6.125%	02/15/06	9,250		9,296,250
ON Semiconductor Corp., Gtd. Notes	Caa1	13.00%	05/15/08	1,799		2,064,353
Sanmina-SCI Corp., Sr. Notes	Ba2	10.375%	01/15/10	1,490		1,706,050
Seagate Technology International, Sr. Notes (Cayman Islands)	Ba2	8.00%	05/15/09	1,625		1,698,125
Unisys Corp., Sr. Notes(b)	Ba1	7.25%	01/15/05	4,100		4,182,000
Unisys Corp., Sr. Notes	Ba1	8.125%	06/01/06	795		844,687
Xerox Corp., Sr. Notes(b)	B1	7.625%	06/15/13	3,525		3,604,312
Xerox Corp., Sr. Notes	B1	9.75%	01/15/09	1,195		1,359,313

						42,374,865

Telecommunications — 9.0%
Alamosa Delaware, Inc., Gtd. Notes	Caa1	11.00%	07/31/10	2,650		2,888,500
Alamosa Delaware, Inc., Sr. Notes	Caa1	8.50%	01/31/12	3,650		3,577,000
American Cellular Corp., Sr. Notes	B3	10.00%	08/01/11	3,390		2,923,875
American Tower Corp., Sr. Notes(b)	Caa1	9.375%	02/01/09	4,440		4,739,700
AT&T Broadband Corp., Notes	Baa3	8.375%	03/15/13	100	(i)	117
Bestel SA de CV, Sr. Disc. Notes (Mexico)(c)	NR	12.75%	05/15/05	900		108,000
Cellnet Data Systems, Inc., Sr. Disc. Notes (cost $2,739,518; purchased 01/26/99)(c)(f)	NR	14.00%	10/01/07	3,680		37
Centennial Communications Corp., Sr. Sec’d. Notes(b)	Caa1	8.125%	02/01/14	4,350		4,034,625
Cincinnati Bell, Inc., Notes(b)	B3	8.375%	01/15/14	3,000		2,670,000
Citizens Communications Co., Notes	Baa3	9.25%	05/15/11	3,325		3,475,257
Citizens Communications Co., Sr. Notes	Baa3	9.00%	08/15/31	2,725		2,627,458
Crown Castle International Corp., Sr. Notes(b)	B3	7.50%	12/01/13	4,250		4,228,750
Crown Castle International Corp., Sr. Notes	B3	9.375%	08/01/11	1,325		1,457,500
Crown Castle International Corp., Sr. Notes(b)	B3	10.75%	08/01/11	5,390		6,036,800

SEE NOTES TO FINANCIAL STATEMENTS.

B51

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Telecommunications (Cont’d.)
Crown Castle International Corp., Sr. Notes, Ser. B	B3	7.50%	12/01/13	$1,000	$995,000
Dobson Communications Corp., Sr. Notes	Caa1	8.875%	10/01/13	3,000	2,280,000
Eircom Funding, Sr. Sub. Notes (Ireland)(b)	B1	8.25%	08/15/13	4,300	4,472,000
MCI, Inc., Sr. Notes(b)	NR	5.908%	05/01/07	3,516	3,410,520
MCI, Inc., Sr. Notes(b)	NR	6.688%	05/01/09	3,516	3,252,300
MCI, Inc., Sr. Notes(b)	NR	7.735%	05/01/14	3,013	2,696,635
Nextel Communications, Inc., Sr. Notes	Ba3	5.95%	03/15/14	1,200	1,104,000
Nextel Communications, Inc., Sr. Notes(b)	Ba3	7.375%	08/01/15	10,550	10,655,500
Nextel Communications, Inc., Sr. Notes	Ba3	9.375%	11/15/09	7,770	8,304,187
Nextel Communications, Inc., Sr. Notes	Ba3	9.50%	02/01/11	4,160	4,659,200
Nextel Partners, Inc., Sr. Notes(b)	Caa1	8.125%	07/01/11	5,875	5,992,500
Qwest Services Corp., Sr. Sec’d. Notes	Caa1	14.00%	12/15/10	19,785	23,000,063
Rogers Wireless Communications, Inc., Sec’d. Notes	Ba3	9.625%	05/01/11	1,300	1,459,250
Rogers Wireless Communications, Inc., Sec. Notes	Ba3	6.375%	03/01/14	4,000	3,680,000
SBA Telecom, Inc., Sr. Disc. Notes, Zero Coupon (until 12/15/07)(b)	Caa1	9.75%	12/15/11	2,900	2,146,000
Tritel PCS, Inc., Gtd. Notes	Baa2	10.375%	01/15/11	3,167	3,658,338
Triton PCS, Inc., Gtd. Notes	B2	8.50%	06/01/13	3,010	2,844,450
U.S. Unwired, Inc., Sec’d. Notes(b)(h)	B2	5.79%	06/15/10	1,275	1,292,531
U.S. West Communications, Inc., Debs.	Ba3	7.50%	06/15/23	2,000	1,765,000
Ubiquitel Operating Co., Sr. Notes(b)	Caa1	9.875%	03/01/11	1,025	1,025,000

					127,460,093

Transportation — 2.8%
AMR Corp., Deb. Notes	Caa2	10.00%	04/15/21	1,695	1,220,400
AMR Corp., M.T.N.	NR	10.40%	03/15/11	1,000	750,000
AMR Corp., M.T.N.	NR	10.55%	03/12/21	1,425	1,004,625
AMR Corp., Notes	NR	10.40%	03/10/11	1,000	740,000
ArvinMeritor, Inc., Notes(b)	Ba1	8.75%	03/01/12	7,295	7,915,075
Calair Capital Corp., Gtd. Notes	Caa2	8.125%	04/01/08	1,978	1,523,060
Continental Airlines, Inc., Pass-thru Certs., Ser. 01-1, Class B(b)	Ba1	7.373%	12/15/15	1,281	1,024,392
Continental Airlines, Inc., Pass-thru Certs., Ser. 98-1, Class B	Ba2	6.748%	03/15/17	1,743	1,326,202
Continental Airlines, Inc., Pass-thru Certs., Ser. 99-1, Class B	Ba2	6.795%	08/02/18	947	740,223
Continental Airlines, Inc., Pass-thru Certs., Ser. 99-2, Class B	Ba2	7.566%	03/15/20	1,369	1,072,572
Delta Air Lines, Inc., Pass-thru Certs., Ser. 93, Class A-2(b)	Caa2	10.50%	04/30/16	2,000	1,202,660
Delta Air Lines, Inc., Sr. Notes	Caa3	8.30%	12/15/29	1,305	541,575
Delta Air Lines, Inc., Sr. Notes(b)	CCC(g)	10.00%	08/15/08	1,635	907,425
Holt Group, Inc., Sr. Notes(c)	C	9.75%	01/15/06	800	4,000
Kansas City Southern Railway, Sr. Notes	B2	7.50%	06/15/09	2,750	2,750,000
Mueller Group, Inc., Sr. Notes	Caa1	10.00%	05/01/12	1,835	1,908,400
Navistar International Corp., Sr. Notes, Ser. B	Ba3	9.375%	06/01/06	1,300	1,404,000
Offshore Logistics, Inc., Gtd. Notes	Ba2	6.125%	06/15/13	3,585	3,405,750
Standyne Automotive Corp., Sr. Sub. Notes, Ser. B	B3	10.25%	12/15/07	1,180	1,180,000
Stena AB, Sr. Notes (Sweden)	Ba3	7.50%	11/01/13	3,175	3,139,281
Stena AB, Sr. Notes (Sweden)	Ba3	9.625%	12/01/12	1,600	1,776,000
Trism, Inc., Gtd. Notes(c)	NR	12.00%	02/15/05	1,305	6,523
TRW Automotive, Sr. Notes	B1	9.375%	02/15/13	2,409	2,716,147
Visteon Corp., Notes(b)	Ba1	7.00%	03/10/14	1,335	1,281,600

					39,539,910

Utilities — 8.0%
AES Corp., Sec’d. Notes(b)	B1	8.75%	05/15/13	3,730	3,995,762
AES Corp., Sr. Notes(b)	B2	9.375%	09/15/10	9,200	9,809,500
AES Corp., Sr. Notes(b)	B2	9.50%	06/01/09	1,325	1,416,094
AES Eastern Energy LP, Ser. 99-A	Ba1	9.00%	01/02/17	3,131	3,366,044
Aquila, Inc., Sr. Notes	Caa1	9.95%	02/01/11	4,750	4,678,750
Beaver Valley II Funding Corp., Debs.	Baa3	9.00%	06/01/17	4,000	4,517,200
Calpine Canada Energy Finance, Gtd. Notes (Canada)(b)	Caa1	8.50%	05/01/08	2,500	1,650,000
Calpine Corp., Sr. Notes(b)	Caa1	8.50%	02/15/11	2,945	1,921,612

SEE NOTES TO FINANCIAL STATEMENTS.

B52

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

CORPORATE BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Utilities (Cont’d.)
Calpine Corp., Sr. Notes(b)	Caa1	8.75%	07/15/07	$5,000	$3,550,000
Calpine Corp., Sr. Sec’d. Notes(b)	B(g)	8.75%	07/15/13	4,595	3,767,900
CMS Energy Corp., Sr. Notes	B3	8.50%	04/15/11	2,580	2,631,600
CMS Energy Corp., Sr. Notes	B3	9.875%	10/15/07	4,725	5,091,187
Cogentrix Energy, Inc., Gtd. Notes, Ser. B	Ba3	8.75%	10/15/08	700	722,750
Dynegy Holdings, Inc., Debs.	Caa2	7.125%	05/15/18	675	526,500
Dynegy Holdings, Inc., Debs.	Caa2	7.625%	10/15/26	1,425	1,104,375
Dynegy Holdings, Inc., Sr. Notes(b)	Caa2	6.875%	04/01/11	1,210	1,042,112
Dynegy Holdings, Inc., Sr. Sec’d. Notes(b)	B3	10.125%	07/15/13	6,180	6,689,850
Edison Mission Energy, Sr. Notes(b)	B2	7.73%	06/15/09	6,140	5,971,150
Edison Mission Energy, Sr. Notes	B2	9.875%	04/15/11	720	750,600
Empresa Nacional de Electricidad SA, Notes (Chile)	Ba2	8.35%	08/01/13	5,650	6,031,465
Empresa Nacional de Electricidad SA, Notes (Chile)	Ba2	8.625%	08/01/15	4,700	5,067,893
Homer City Funding LLC, Gtd. Notes	Ba2	8.137%	10/01/19	1,609	1,689,188
Midland Funding II Corp., Debs.	Ba3	11.75%	07/23/05	5,315	5,501,400
Midland Funding II Corp., Debs.	Ba3	13.25%	07/23/06	2,875	3,306,250
Midwest Generation LLC, Pass-thru Certs., Ser. A	B2	8.30%	07/02/09	1,640	1,656,400
Mirant Americas Generation LLC, Sr. Notes(b)(c)	D(g)	7.20%	10/01/08	1,050	792,750
Mission Energy Holding Co., Sr. Sec’d. Notes(b)	Caa2	13.50%	07/15/08	3,075	3,440,156
Nevada Power Co.	Ba2	10.875%	10/15/09	265	299,450
NRG Energy, Inc.	B2	8.00%	12/15/13	7,430	7,504,300
Orion Power Holdings, Inc., Sr. Notes	B2	12.00%	05/01/10	5,055	6,167,100
Reliant Energy Mid-Atlantic Power, Pass-thru Certs., Ser. B	B1	9.237%	07/02/17	1,791	1,923,254
Reliant Energy Mid-Atlantic Power, Pass-thru Certs., Ser. C(b)	B1	9.681%	07/02/26	250	270,716
Reliant Energy, Inc., Sec. Notes(b)	B1	9.50%	07/15/13	3,900	4,202,250
Sierra Pacific Power Co., Gen. Ref. Mtge. Notes, Ser A	Ba2	8.00%	06/01/08	1,505	1,584,013
Sierra Pacific Resources, Inc., Sr. Notes(b)	B2	8.625%	03/15/14	1,530	1,491,750
York Power Funding, Sr. Sec’d. Notes (Cayman Islands) (cost $628,973; purchased 07/31/98)(c)(e)(f)	D(g)	12.00%	10/30/07	629	142,148

					114,273,469

TOTAL CORPORATE BONDS (cost $1,287,776,396)					1,304,943,507

CONVERTIBLE BONDS — 0.5%
Nortel Networks Corp., (Canada)(b)	B3	4.25%	09/01/08	2,175	2,082,563
Tyco International Group SA (Luxembourg)	Baa3	2.75%	01/15/18	1,675	2,516,688
Tyco International Group SA (Luxembourg)	Baa3	3.125%	01/15/23	1,650	2,670,937

TOTAL CONVERTIBLE BONDS (cost $5,042,193)					7,270,188

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Federal Republic of Brazil, (Brazil)(h)	B2	7.309%	06/29/09	1,200	1,203,000
Federal Republic of Brazil, (Brazil)(b)	B2	8.25%	01/20/34	1,560	1,180,140
Federal Republic of Brazil, (Brazil)	B2	10.00%	08/07/11	1,920	1,862,400
Federal Republic of Colombia, (Colombia)(b)	Ba2	10.00%	01/23/12	1,852	1,916,820
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $6,553,599)					6,162,360

STRUCTURED NOTES — 0.3%
DJ TRAC-X NA HY S2 T1(b)	Ba3	7.375%	03/25/09	1,150	1,124,125
TRAINS HY-2004-1(h)	B1	8.02%	08/01/15	3,000	3,116,250

TOTAL STRUCTURED NOTES (cost $4,200,363)					4,240,375

				Shares
COMMON STOCKS — 0.4%
Adelphia Business Solutions, Inc.(Class “B” Stock)(a)(e)				25,755	424,958
Birch Telecom, Inc.(a)				15,652	157
Classic Communications, Inc.(a)				6,000	60
GenTek, Inc.(a)				7,489	299,557

SEE NOTES TO FINANCIAL STATEMENTS.

B53

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)		Shares	Value (Note 2)
IMPSAT Fiber Networks, Inc., (Argentina)(a)		29,831	$195,393
Kaiser Group Holdings, Inc.(a)		47,054	1,197,524
Link Energy LLC(a)		31,358	2,822
Netia SA, (Poland)		302,168	344,088
NTL, Inc.(a)(b)		12,930	745,027
Premier Cruises, Ltd., (cost $0; purchased 09/15/99)(a)(f)		74,058	74
PSF Group Holdings, Inc.(a)		220	330,375
RCN Corp.(a)		156	20
Samuels Jewelers, Inc.(a)		36,825	552
Sheffield Steel Corp.(a)		135,158	270,316
Star Gas Partners LP		2,561	59,927
Stellex Technologies, Inc.(a)(e)		859	1
Systems Holding, Inc.(a)(e)		29,402	294
Trism, Inc.(a)		82,628	455
UnitedGlobalCom, Inc., (Class “A” Stock)(a)(b)		212,736	1,544,463
York Research Corp.(a)(e)		4,155	0

TOTAL COMMON STOCKS (cost $15,444,825)			5,416,063

PREFERRED STOCKS — 1.3%
Adelphia Communications Corp., PIK, 13.00%		5,000	70,000
AmeriKing, Inc., PIK, 13.00%		36,672	367
Dobson Communications Corp., PIK, 13.00%		3,144	2,106,455
Eagle-Picher Holdings, Inc., 11.75%		170	1,491,750
Electronic Retailing Systems International, (cost $0; purchased 09/09/97)(e)(f)		1,046	10
Kaiser Government Programs, Inc., 7.00%(e)		39,057	391
Kaiser Group Holdings, Inc., 7.00%		21,149	1,163,195
McLeodUSA, Inc., 2.50%		18,063	46,982
New Millenium Homes, 10.00%		3,000	30
Paxon Communications, Inc., PIK, 14.25%		1,108	9,736,550
PRIMEDIA, Inc., 10.00%		20,918	1,966,292
PTV, Inc., Ser. A, 10.00%		14	112
TVN Entertainment Corp., 14.00%(e)		166,296	166,296
World Access, Inc., 13.25%, (cost $2,000,000; purchased 02/11/00)(f)		1,435	1
Xerox Corp., 6.25%		16,920	2,240,208

TOTAL PREFERRED STOCKS (cost $27,630,260)			18,988,639

WARRANTS(a) — 0.1%	Expiration Date	Units
Allegiance Telecommunications, Inc.	02/03/08	3,800	0
Asia Pulp & Paper, Ltd., (cost $0; purchased 03/09/00)(f)	03/15/05	1,295	0
Bell Technology Group, Ltd.	05/01/05	1,250	0
Bestel SA de CV, (Mexico)	05/15/05	2,500	0
GenTek, Inc.	10/31/08	7,516	59,003
GenTek, Inc.	10/31/10	3,671	18,722
GT Group Telecommunication, Inc., (Canada)	02/01/10	3,050	3
HF Holdings, Inc.	09/27/09	18,093	18
ICG Communications, Inc.	10/15/05	20,790	208
McLeodUSA, Inc.	04/16/07	40,027	5,604
MGC Communications, Inc.	10/01/04	1,950	0
National Restaurant Enterprises Holdings, Inc.	05/15/08	250	0
Price Communications Corp.	08/01/07	6,880	281,083
Primus Telecommunications Group	08/01/04	1,500	0
Star Choice Communications, Inc., (cost $0; purchased 12/18/97)(f)	12/15/05	69,480	438,332
Sterling Chemical Holdings, Inc.	08/15/08	560	0
Tellus Corp.	09/15/05	42,866	273,358
Verado Holdings, Inc., Ser. B	04/15/08	1,175	566
Versatel Telecommunications	05/15/08	2,000	0

SEE NOTES TO FINANCIAL STATEMENTS.

B54

HIGH YIELD BOND PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

WARRANTS(a) (Continued)	Expiration Date	Units	Value (Note 2)
Viasystems Group, Inc.	01/31/10	45,109	$5
Wam!Net, Inc.	03/01/05	3,000	30
XM Satellite Radio, Inc.	03/03/10	5,005	50

TOTAL WARRANTS (cost $2,999,972)			1,076,982

TOTAL LONG-TERM INVESTMENTS (cost $1,349,647,608)			1,348,098,114

SHORT-TERM INVESTMENT — 27.8%		Shares
MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series, (Note 4)(d)
(cost $394,836,729)		394,836,729	394,836,729

TOTAL INVESTMENTS — 122.5% (cost $1,744,484,337; Note 6)			1,742,934,843
LIABILITIES IN EXCESS OF OTHER ASSETS — (22.5)%			(319,678,303)

NET ASSETS — 100.0%			$1,423,256,540

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Company
LP	Limited Partnership
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $310,983,345; cash collateral of $331,196,019 was received with which the portfolio purchased securities.

(c)	Represents issuer in default on interest payments, non-income producing security.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities of loan.

(e)	Indicates a fair valued security.

(f)	Indicates a restricted security; the aggregate cost of the restricted securities is $11,006,227. The aggregate value, $4,438,415 is approximately 0.3% of net assets.

(g)	Standard & Poor’s rating.

(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.

(i)	Amount is actual; not rounded to thousands.

SEE NOTES TO FINANCIAL STATEMENTS.

B55

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 97.9%		Value (Note 2)
COMMON STOCKS	Shares
Biotechnology — 5.4%
Amgen, Inc.(a)	539,800	$29,456,886
Genentech, Inc.(a)(b)	643,800	36,181,560
Gilead Sciences, Inc.(a)(b)	459,600	30,793,200
MedImmune, Inc.(a)	542,700	12,699,180

		109,130,826

Capital Markets — 3.3%
Goldman Sachs Group, Inc. (The)(b)	245,000	23,069,200
Merrill Lynch & Co., Inc.(b)	389,300	21,014,414
State Street Corp.(b)	466,800	22,891,872

		66,975,486

Commercial Services & Supplies — 1.6%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	357,900	31,598,991

Communications Equipment — 3.3%
Cisco Systems, Inc.(a)(b)	2,815,800	66,734,460

Computers & Peripherals — 6.6%
Apple Computer, Inc.(a)	802,400	26,110,096
Dell, Inc.(a)	1,414,600	50,670,972
EMC Corp.(a)(b)	966,400	11,016,960
International Business Machines Corp.(b)	398,100	35,092,515
Lexmark International, Inc. (Class “A” Stock)(a)	105,800	10,212,874

		133,103,417

Consumer Finance — 2.4%
American Express Co.(b)	961,500	49,401,870

Diversified Financials — 4.6%
Citigroup, Inc.	959,100	44,598,150
J.P. Morgan Chase & Co.	1,227,000	47,570,790

		92,168,940

Electronic Equipment & Instruments — 1.9%
Agilent Technologies, Inc.(a)	1,307,600	38,286,528

Energy Equipment & Services — 4.1%
BJ Services Co.(a)	636,900	29,195,496
Schlumberger Ltd.	672,600	42,716,826
Smith International, Inc.(a)	162,700	9,072,152
Weatherford International Ltd. (Bermuda)	38,900	1,749,722

		82,734,196

Food & Staples Retailing — 3.7%
Costco Wholesale Corp.(b)	526,400	21,619,248
Kroger Co. (The)(a)	881,000	16,034,200
Whole Foods Market, Inc.(b)	385,900	36,834,155

		74,487,603

Health Care Equipment & Supplies — 2.3%
Alcon, Inc. (Switzerland)(b)	179,300	14,101,945
Guidant Corp.	353,700	19,764,756
Medtronic, Inc.	261,800	12,754,896

		46,621,597

Health Care Providers & Services — 1.5%
Caremark Rx, Inc.(a)(b)	922,700	30,393,738

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Hotels Restaurants & Leisure — 2.4%
Starbucks Corp.(a)(b)	1,122,800	$48,819,344

Household Durables — 0.8%
Harman International Industries, Inc.(b)	179,400	16,325,400

Household Products — 1.0%
Procter & Gamble Co. (The)	357,000	19,435,080

Industrial Conglomerates — 3.1%
General Electric Co.	1,909,500	61,867,800

Insurance — 1.5%
American International Group, Inc.	421,637	30,054,286

Internet & Catalog Retail — 3.7%
eBay, Inc.(a)(b)	596,100	54,811,395
InterActiveCorp(a)(b)	655,400	19,753,756

		74,565,151

Internet Software & Services — 2.9%
Yahoo!, Inc.(a)(b)	1,622,300	58,938,159

Media — 2.9%
DIRECTV Group, Inc. (The)(a)(b)	1,037,200	17,736,120
Univision Communications, Inc. (Class “A” Stock)(a)(b)	930,400	29,707,672
Viacom, Inc. (Class “B” Stock)	321,600	11,487,552

		58,931,344

Multiline Retail — 1.7%
Kohl’s Corp.(a)(b)	165,400	6,993,112
Target Corp.	661,600	28,098,152

		35,091,264

Oil & Gas — 1.5%
Total SA (France)(a)	157,960	30,114,927

Personal Products — 2.1%
Avon Products, Inc.(b)	586,900	27,079,566
Estee Lauder Companies, Inc. (The) (Class “A” Stock)	308,800	15,063,264

		42,142,830

Pharmaceuticals — 8.5%
Allergan, Inc.(b)	301,500	26,990,280
AstraZeneca PLC, ADR (United Kingdom)(b)	488,000	22,272,320
Eli Lilly & Co.(b)	464,200	32,452,222
IVAX Corp.(a)	263,900	6,330,961
Novartis AG, ADR (Switzerland)	513,100	22,832,950
Pfizer, Inc.	1,096,191	37,577,427
Roche Holdings Group, ADR (Switzerland)	224,300	22,207,921

		170,664,081

Semiconductor Equipment & Products — 9.4%
Intel Corp.	2,460,600	67,912,560
Marvell Technology Group Ltd.(a)(b)	1,061,200	28,334,040
Maxim Integrated Products, Inc.	524,900	27,515,258
National Semiconductor Corp.(a)(b)	904,600	19,892,154
Texas Instruments, Inc.	1,891,800	45,743,724

		189,397,736

SEE NOTES TO FINANCIAL STATEMENTS.

B56

JENNISON PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Software — 9.4%
Amdocs Ltd. (Israel)(a)(b)	322,100	$7,546,803
Electronic Arts, Inc.(a)(b)	728,300	39,728,765
Mercury Interactive Corp.(a)(b)	362,300	18,053,409
Microsoft Corp.	2,197,800	62,769,168
SAP AG, ADR (Germany)(b)	1,010,000	42,228,100
Symantec Corp.(a)(b)	431,400	18,886,692

		189,212,937

Specialty Retail — 6.2%
Bed Bath & Beyond, Inc.(a)	1,014,000	38,988,300
Chico’s FAS, Inc.(a)(b)	614,300	27,741,788
Lowe’s Companies, Inc. (The)(b)	533,800	28,051,190
Tiffany & Co.(b)	834,100	30,736,585

		125,517,863

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, ADR (United Kingdom)(b)	70,700	1,562,470

TOTAL LONG-TERM INVESTMENTS (cost $1,697,993,261)		1,974,278,324

SHORT-TERM		Value (Note 2)
INVESTMENTS — 27.4%	Shares
Mutual Fund — 27.4%
Dryden Core Investment Fund—Taxable Money Market Series (Note 4)(c)	552,841,273	$552,841,273

	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co. 0.50%, 7/1/04(d)	$52	52,394

TOTAL SHORT-TERM INVESTMENTS (cost $552,893,667)		552,893,667

TOTAL INVESTMENTS — 125.3% (cost $2,250,886,928; Note 6)		2,527,171,991
LIABILITIES IN EXCESS OF OTHER ASSETS — (25.3)%		(510,067,763)

NET ASSETS — 100%		$2,017,104,228

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $501,485,955 cash collateral of $516,378,835 was received with which the portfolio purchased securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.

(d)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $52,395 due 7/1/04. The value of the collateral including accrued interest was $55,075. Collateralized by United States Treasury or federal agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B57

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Certificates of Deposit — 25.8%
Banco Santander	1.11%	08/24/04	$44,000	$44,002,173
Bank of Nova Scotia(a)	1.26%	07/28/04	15,000	14,998,000
Bank of Nova Scotia(a)	1.27%	07/29/04	10,000	9,998,876
Barclays Bank Euro	1.11%	09/07/04	25,000	25,000,000
Barclays Bank PLC New York(a)	1.225%	07/26/05	20,000	19,994,552
BNP Paribas SA	1.15%	07/22/04	10,000	9,999,942
BNP Paribas SA	1.25%	01/27/05	4,000	3,999,398
Credit Agricole Indosuez	1.23%	08/04/04	15,000	14,999,860
Credit Agricole Indosuez	1.44%	10/27/04	15,000	15,000,000
Danske Bank	1.32%	08/11/04	11,000	11,000,866
Kreditbank Euro	1.26%	07/16/04	10,000	10,000,084
Landesbank Hessen Thuringen	1.40%	02/02/05	43,000	43,008,886
Natexis Banque Populaires	1.075%	07/01/04	25,000	25,000,000

				247,002,637

Commercial Paper — 24.6%
Anz Delaware Inc.	1.32%	08/10/04	12,000	11,982,400
Bank of Ireland Governor & Co.	1.19%	12/31/04	6,000	5,963,705
Cafco LLC	1.32%	08/11/04	20,000	19,969,933
Countrywide Funding Corp.	1.62%	07/01/04	21,369	21,369,000
Countrywide Funding Corp.	1.40%	07/19/04	5,425	5,421,203
Falcon Asset Securitization Corp.	1.35%	08/03/04	47,000	46,941,837
Long Lane Master Trust	1.10%	07/02/04	13,816	13,815,578
Natexis Banques Populaires	1.12%	09/01/04	10,000	9,980,797
New Center Asset Trust	1.34%	08/11/04	20,000	19,969,478
Preferred Receivables Funding Corp.	1.37%	07/15/04	13,666	13,658,719
Sheffield Receivables Corp.	1.08%	07/02/04	28,641	28,640,141
Thunder Bay Funding, Inc.	1.30%	08/03/04	12,019	12,004,677
Tulip Funding Corp.	1.40%	07/15/04	25,000	24,986,389

				234,703,857

Other Corporate Obligations — 21.2%
American Express Credit Corp.(a)	1.20%	07/06/04	8,000	8,000,000
GE Capital Assurances Co. (cost $8,000,000; purchased 10/20/2003)(a)(b)	1.36%	07/22/04	8,000	8,000,000
General Electric Capital Corp.(a)	1.25%	07/09/04	12,750	12,750,000
General Electric Capital Corp.(a)	1.359%	07/19/04	22,000	22,000,000
Goldman, Sachs & Co., Inc.(a)	1.67%	09/15/04	42,000	42,000,000
Merrill Lynch & Co., Inc.(a)	1.315%	07/12/04	25,000	25,000,000
Metropolitan Life Insurance (cost $9,000,000; purchased 2/03/2004)(a)(b)	1.259%	02/09/05	9,000	9,000,000
Metropolitan Life Insurance (cost $9,000,000; purchased 10/20/2003)(a)(b)	1.22%	10/04/04	9,000	9,000,000
Morgan Stanley, Inc.(a)	1.359%	07/15/04	25,000	25,000,000
National City Bank of Indiana(a)	1.174%	07/12/04	10,000	10,003,800
Pacific Life Insurance (cost $7,000,000; purchased 03/15/2004)(a)(b)	1.661%	07/15/04	7,000	7,000,000
Royal Bank of Canada(a)	1.159%	07/12/04	5,000	5,000,000
Travelers Insurance Co. (cost $7,000,000; purchased 10/20/2003)(a)(b)	1.18%	07/08/04	7,000	7,000,000
Westpac Banking Corp.(a)	1.408%	09/13/04	13,000	12,999,624

				202,753,424

U.S. Government Agency Obligations — 11.0%
Federal Home Loan Bank	1.47%	02/28/05	15,000	15,000,000
Federal National Mortgage Association	1.10%	07/23/04	25,000	24,983,347
Federal National Mortgage Association	6.50%	08/15/04	5,000	5,032,281
Federal National Mortgage Association	1.40%	03/29/05	15,000	15,000,000
Federal National Mortgage Association(a)	1.20%	07/14/04	15,000	15,000,000
Federal National Mortgage Association(a)	1.124%	07/15/04	30,000	29,999,524

				105,015,152

SEE NOTES TO FINANCIAL STATEMENTS.

B58

MONEY MARKET PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Repurchase Agreements — 19.9%
Goldman, Sachs & Co., Inc.(c)	1.57%	07/01/04	$95,000	$95,000,000
UBS Warburg LLC(d)	1.60%	07/01/04	95,000	95,000,000

				190,000,000

TOTAL INVESTMENTS — 102.5% (amortized cost $979,475,070; Note 6)(e)				979,475,070
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%				(23,907,037)

NET ASSETS — 100.0%				$955,568,033

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.

(b)	Indicates a restricted security and deemed illiquid. The aggregate cost and value of restricted securities is $40,000,000, and represents 4.2% of net assets.

(c)	Goldman, Sachs & Co., Inc. Repurchase Agreement, repurchase price $95,004,143 due 7/1/04. The value of the collateral including accrued interest was $96,900,000. Collateralized by United States Treasury or federal agency obligations.

(d)	UBS Warburg LLC Repurchase Agreement, repurchase price $95,004,222 due 7/1/04. The value of the collateral including accrued interest was $96,901,546. Collateralized by United States Treasury or federal agency obligations.

(e)	Federal income tax basis is the same as for financial reporting purposes.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2004 was as follows:

Commercial Banks	45.3%
Life Insurance	23.8
Asset Backed Securities	18.8
Federal Credit Agencies	11.0
Short Term Business Credit	3.6

102.5
Liabilities in excess of other assets	(2.5)

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

B59

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%		Value (Note 2)
COMMON STOCKS — 96.5%	Shares
Chemicals — 0.3%
Hokko Chemical Industry Co., Ltd. (Japan)	450,900	$1,578,553

Construction Materials — 0.5%
Anhui Conch Cement Co., Ltd. (Class “H” Stock) (China)	2,128,000	2,359,958

Energy Equipment & Services — 29.8%
B.J. Services Co.(a)(b)	686,200	31,455,408
Cooper Cameron Corp.(a)(b)	72,700	3,540,490
ENSCO International, Inc.	304,900	8,872,590
FMC Technologies, Inc.(a)	195,261	5,623,517
Grant Prideco, Inc.(a)(b)	213,400	3,939,364
Grey Wolf, Inc.(a)(b)	326,000	1,382,240
Hydril Co.(a)	96,200	3,030,300
Maverick Tube Corp.(a)(b)	368,900	9,687,314
Nabors Industries, Ltd. (Barbados)(a)(b)	186,400	8,429,008
National-Oilwell, Inc.(a)(b)	279,900	8,814,051
Oil States International, Inc.(a)	478,700	7,324,110
Rowan Cos., Inc.(a)(b)	166,500	4,050,945
Smith International, Inc.(a)(b)	547,500	30,528,600
Tesco Corp.(a)	196,300	1,582,698
Transocean, Inc.(a)(b)	279,600	8,091,624
W-H Energy Services, Inc.(a)	168,800	3,308,480
Weatherford International, Ltd.(a)	391,800	17,623,164

		157,283,903

Food Products — 0.6%
Cresud SA, ADR (Argentina)(b)	287,800	3,367,260

Industrial Conglomerates — 6.6%
Companhia Vale do Rio Doce, ADR (Brazil)(b)	221,000	10,508,550
Oxus Gold PLC (United Kingdom)(a)	432,500	482,368
Phelps Dodge Corp.(b)	225,700	17,494,007
WMC Resorces, Ltd. (Australia)	1,844,300	6,320,918

		34,805,843

Metals & Mining — 20.9%
Alumina, Ltd. (Australia)	1,989,400	7,317,109
Aluminum Corp. of China, Ltd., ADR (China)	70,300	3,825,023
Anglo American Platinum, Ltd., ADR (South Africa)	143,669	5,434,783
AngloGold, Ltd., ADR (Canada)(b)	155,476	5,000,108
Aquarius Platinum, Ltd. (Australia)	517,725	2,012,412
AXMIN, Inc. (Canada)(a)	1,289,500	673,243
Bema Gold Corp. (Canada)(a)(b)	494,200	1,344,224
Canico Resource Corp. (Canada)(a)	248,389	2,695,551
Century Aluminum Co.(a)	126,000	3,123,540
Coeur d’Alene Mines Corp.(a)(b)	243,825	994,806
Crystallex International Corp. (Canada)(a)(b)	2,111,000	5,214,170
Durban Roodepoort Deep, Ltd., ADR (South Africa)(a)(b)	830,600	2,109,724
European Goldfields, Ltd.(a)	38,400	101,674
First Quantum Minerals, Ltd.(a)	221,700	2,339,776
FNX Mining Co., Inc. (Canada)(a)	230,600	1,083,558
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	325,000	10,773,750

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Metals & Mining (cont’d.)
Gabriel Resources, Ltd.(a)	376,300	$362,056
Gold Reserve, Inc. (Canada)(a)	121,200	370,628
Golden Star Resources, Ltd.(a)(b)	238,700	1,107,568
Harmony Gold Mining Co., Ltd. (South Africa)	156,400	1,642,738
Harmony Gold Mining Co., Ltd., ADR (South Africa)(b)	278,800	2,952,492
IAMGOLD Corp.(b)	1,054,580	5,867,736
Impala Platinum Holdings, Ltd., ADR (South Africa)	305,900	5,798,181
Ivanhoe Mines, Ltd.(a)(b)	576,300	3,094,805
Kinross Gold Corp.(a)	625,965	3,464,225
Kinross Gold Corp. (Canada)(a)	17,401	96,750
Lihir Gold, Ltd. (Australia)(a)	6,154,600	4,244,422
Massey Energy Co.(b)	338,300	9,543,443
Meridian Gold, Inc.(a)	274,000	3,527,309
Miramar Mining Corp.(a)(b)	234,000	271,440
Miramar Mining Corp. (Canada)(a)	336,000	385,933
Nelson Resources, Ltd. (Canada)(a)	841,500	784,542
Nevsun Resources, Ltd. (Canada)(a)	351,300	966,845
Newcrest Mining, Ltd. (Australia)	498,200	4,782,296
Orezone Resources, Inc. (Canada)(a)(b)	988,500	796,256
Pan American Silver Corp. (Canada)(a)	97,572	1,283,737
Platnium Group Metals, Ltd. (Canada)(a)	1,186,700	929,357
Randgold Resources, Ltd., ADR (Channel Islands)(a)(b)	227,600	2,007,432
SouthernEra Resources, Ltd. (Canada)(a)	630,500	1,716,446
Stornoway Diamond Corp. (Canada)(a)(b)	357,800	528,394

		110,568,482

Oil & Gas — 36.9%
Apache Corp.	128,366	5,590,339
Brigham Exploration Co.(a)	89,500	821,610
Carrizo Oil & Gas, Inc.(a)	132,100	1,348,741
Cheniere Energy, Inc.(a)(b)	203,800	3,988,366
Denbury Resources, Inc.(a)	342,700	7,179,565
Encore Aquisition Co.(a)	279,000	7,784,100
Endeavour International Corp.(a)(b)	374,800	1,289,312
Eni SpA, ADR (Italy)(b)	141,300	14,178,042
Evergreen Resources, Inc.(a)(b)	377,400	15,246,960
Galaxy Energy Corp.(a)(b)	457,700	709,435
Genoil, Inc. (Canada)(a)	493,267	62,544
Houston Exploration Co.(a)	47,000	2,436,480
KCS Energy, Inc.(a)	296,972	3,955,667
LUKOIL, ADR (Russia)(a)(b)	30,100	3,145,450
McMoRan Exploration Co.(a)(b)	111,300	1,734,054
Noble Energy, Inc.(b)	105,600	5,385,600
OPTI Canada, Inc. (Canada)(a)	1,076,174	15,049,981
Petroleo Brasileiro SA, ADR (Brazil)(b)	210,600	5,911,542
Pioneer Natural Resources Co.	158,860	5,572,809
Quicksilver Resources, Inc.(a)(b)	143,200	9,604,424
Sibneft, ADR (Russia)(b)	49,100	1,345,340
St. Mary Land & Exploration Co.(b)	140,200	4,998,130

SEE NOTES TO FINANCIAL STATEMENTS.

B60

NATURAL RESOURCES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Oil & Gas (cont’d.)
Suncor Energy, Inc.	503,000	$12,759,299
Surgutneftegaz, ADR (Russia)(b)	76,100	2,488,470
Swift Energy Co.(a)(b)	304,700	6,721,682
Total SA, ADR (France)	230,300	22,127,224
Trident Resources Corp. (Canada)(a)(d)	412,657	4,308,930
Western Gas Resources, Inc.(b)	651,900	21,173,712
Western Oil Sands, Inc. (Canada)(a)	233,200	5,870,222
YUKOS, ADR (Russia)	69,916	2,223,329

		195,011,359

Paper & Forest Products — 0.3%
TimberWest Forest Corp.	181,000	1,811,688

Real Estate — 0.4%
IRSA Inversiones y Representaciones SA, GDR (Argentina)(a)(b)	264,300	1,958,463

Transportation — 0.2%
Railpower Technologies Corp. (Canada)(a)	354,500	951,855

TOTAL COMMON STOCKS (cost $325,518,955)		509,697,364

LINKED NOTE — 1.5%	Principal Amount (000)	Value (Note 2)
USD Palladium Linked Bank Note, Zero Coupon, 7/13/07 (cost $7,000,001)	$7,000	$8,043,880

PREFERRED STOCK — 0.7%	Shares
Oil & Gas
Surgutneftegaz, ADR (Russia)(b) (cost $2,445,104)	79,300	3,409,900

WARRANT(a) — 0.1%	Units
Metals & Mining
Pan American Silver Corp., expiring 2/20/08 (cost $139,820)	49,786	328,627

TOTAL LONG-TERM INVESTMENTS (cost $335,103,880)		521,479,771

SHORT-TERM INVESTMENT — 29.2%
	Shares
Mutual Fund
Dryden Core Investment Fund— Taxable Money Market Series (cost $154,377,433; Note 4)(c)	154,377,433	154,377,433

TOTAL INVESTMENTS — 128.0% (cost $489,481,313; Note 6)		675,857,204
LIABILITIES IN EXCESS OF OTHER ASSETS — (28.0)%		(147,676,783)

NET ASSETS — 100%		$528,180,421

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate value of $145,863,856; cash collateral of $151,779,365 was received with which the Portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

(d)	Indicates a fair valued security.

SEE NOTES TO FINANCIAL STATEMENTS.

B61

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.2%
ADVO, Inc.	41,236	$1,357,489

Aerospace — 1.2%
AAR Corp.(a)	43,810	497,244
Curtiss-Wright Corp.	28,597	1,606,865
DRS Technologies, Inc.(a)	35,401	1,129,292
GenCorp, Inc.	60,476	809,774
Kaman Corp. (Class “A” Stock)	30,771	430,486
Moog, Inc. (Class “A” Stock)(a)	35,349	1,311,801
Trimble Navigation, Ltd.(a)	68,823	1,912,591
Triumph Group, Inc.(a)	21,541	687,804

		8,385,857

Agricultural Products & Services — 0.2%
Delta & Pine Land Co.	52,002	1,141,444

Airlines — 0.4%
Atlantic Coast Airlines Holdings, Inc.(a)(b)	61,582	353,481
Frontier Airlines, Inc.(a)	48,281	525,297
Mesa Air Group, Inc.(a)(b)	43,003	347,894
SkyWest, Inc.	78,860	1,372,953

		2,599,625

Apparel — 0.9%
Fossil, Inc.(a)	95,871	2,612,484
Genesco, Inc.(a)	29,614	699,779
Phillips-Van Heusen Corp.	41,763	803,938
Russell Corp.	44,266	795,017
Wolverine World Wide, Inc.	54,047	1,418,734

		6,329,952

Appliances & Home Furnishings — 0.1%
Applica, Inc.(a)	32,620	290,318
Fedders Corp.	41,360	179,916

		470,234

Autos – Cars & Trucks — 0.5%
Midas, Inc.(a)	20,934	364,251
Myers Industries, Inc.	41,039	578,650
Standard Motor Products, Inc.	26,853	395,545
TBC Corp.(a)	30,050	715,190
Tower Automotive, Inc.(a)(b)	78,810	286,868
Wabash National Corp.(a)	45,603	1,256,363

		3,596,867

Banks and Savings & Loans — 6.7%
Anchor BanCorp Wisconsin, Inc.	31,226	825,615
BankAtlantic Bancorp, Inc. (Class “A” Stock)	74,300	1,370,835
BankUnited Financial Corp. (Class “A” Stock)(a)	40,716	1,050,473
Boston Private Financial Holdings, Inc.	37,150	860,394
Brookline Bancorp, Inc.	80,185	1,176,314
Chittenden Corp.	50,035	1,758,730
Commercial Federal Corp.	55,405	1,501,475
Community First Bankshares, Inc.	50,143	1,614,103
Dime Community Bancshares	50,676	885,816
Downey Financial Corp.	38,035	2,025,364
East West Bancorp, Inc.(b)	68,332	2,097,792
First Bancorp/Puerto Rico	54,676	2,228,047
First Midwest Bancorp, Inc.	63,284	2,228,230

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Banks and Savings & Loans (cont’d.)
First Republic Bank	21,508	$926,565
FirstFed Financial Corp.(a)	23,087	960,419
Flagstar Bancorp, Inc.	82,670	1,643,480
Gold Banc Corp., Inc.	54,462	844,161
Provident Bankshares Corp.	44,655	1,287,850
Republic Bancorp, Inc.	86,997	1,209,258
Riggs National Corp.	39,353	831,135
Seacoast Financial Services Corp.	41,111	1,422,441
Southwest Bancorporation of Texas, Inc.(b)	46,709	2,060,801
Sterling Bancshares, Inc.(b)	60,763	862,227
Sterling Financial Corp.(a)	30,718	978,983
Susquehanna Bancshares, Inc.(b)	62,557	1,573,934
TrustCo Bank Corp.	101,082	1,324,174
UCBH Holdings, Inc.(b)	61,426	2,427,556
Umpqua Holdings Corp.	38,674	811,767
United Bankshares, Inc.	59,166	1,922,895
Waypoint Financial Corp.	45,369	1,251,731
Whitney Holding Corp.	55,256	2,468,286
Wintrust Financial Corp.(b)	27,545	1,391,298

		45,822,149

Chemicals — 1.7%
A. Schulman, Inc.	41,008	881,262
Arch Chemicals, Inc.	31,675	912,874
Cambrex Corp.	35,513	895,993
Georgia Gulf Corp.	44,906	1,610,329
H.B. Fuller Co.	38,715	1,099,506
MacDermid, Inc.(b)	41,143	1,392,691
OM Group, Inc.(a)	38,504	1,271,017
Omnova Solutions, Inc.(a)	54,533	332,651
Penford Corp.	11,862	208,178
PolyOne Corp.(a)	124,392	925,476
Quaker Chemical Corp.	13,094	361,656
TETRA Technologies, Inc.(a)	30,329	814,334
WD-40 Co.	23,247	696,015
Wellman, Inc.	43,295	351,988

		11,753,970

Collectibles & Gifts — 0.3%
Action Performance Cos., Inc.(b)	24,879	374,927
Department 56, Inc.(a)	17,905	275,737
Enesco Group, Inc.(a)	19,232	172,319
Lennox International, Inc.	79,954	1,447,167

		2,270,150

Commercial Services — 3.7%
ABM Industries, Inc.	66,361	1,292,049
Arbitron, Inc.(a)	42,089	1,537,090
Bowne & Co., Inc.	47,497	752,827
Central Parking Corp.(b)	49,477	924,725
Chemed Corp.	16,493	799,911
Coinstar, Inc.(a)	28,971	636,493
Consolidated Graphics, Inc.(a)	18,508	815,277
CPI Corp.	10,978	161,596
Dendrite International, Inc.(a)	56,410	1,048,098
eFunds Corp.(a)(b)	64,974	1,137,045
Global Payments, Inc.(b)	51,485	2,317,855
Hooper Holmes, Inc.	88,180	506,153

SEE NOTES TO FINANCIAL STATEMENTS.

B62

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Commercial Services (cont’d.)
Information Holdings, Inc.(a)	28,377	$776,678
Insurance Auto Auctions, Inc.(a)	15,697	266,849
John H. Harland Co.	38,325	1,124,839
Kroll, Inc.(a)(b)	54,415	2,006,825
Labor Ready, Inc.(a)	56,203	871,147
MAXIMUS, Inc.(a)	29,460	1,044,652
MemberWorks, Inc.(a)(b)	14,287	423,181
Mobile Mini, Inc.(a)	19,491	553,739
NCO Group, Inc.(a)	42,820	1,142,866
Nelson Thomas, Inc.	19,505	443,544
On Assignment, Inc.(a)	34,247	202,057
PAREXEL International Corp.(a)	35,465	702,207
Pre-Paid Legal Services, Inc.(a)(b)	22,364	532,934
Rewards Network, Inc.(a)(b)	33,207	298,863
SOURCECORP, Inc.(a)	21,850	601,312
Startek, Inc.	19,634	702,897
Viad Corp.	30,200	873,233
Volt Information Sciences, Inc.(a)	20,674	651,438

		25,148,380

Computer Services — 3.5%
Actel Corp.(a)	34,953	646,630
Adaptec, Inc.(a)(b)	149,293	1,263,019
Agilysys, Inc.	43,656	602,016
Avid Technology, Inc.(a)(b)	42,982	2,345,528
Black Box Corp.	23,992	1,133,862
Brooktrout, Inc.(a)	17,671	191,024
CACI International, Inc. (Class “A” Stock)(a)(b)	39,658	1,603,770
Carreker Corp.(a)	33,151	332,173
Cerner Corp.(a)(b)	48,686	2,170,422
Ciber, Inc.(a)(b)	81,864	672,922
FactSet Research Systems, Inc.(b)	42,153	1,992,572
FileNet Corp.(a)(b)	52,978	1,672,515
Hutchinson Technology, Inc.(a)	35,457	871,888
Insight Enterprises, Inc.(a)	65,728	1,167,329
Manhattan Associates, Inc.(a)(b)	41,002	1,266,142
Mercury Computer Systems, Inc.(a)(b)	28,803	714,314
NYFIX, Inc.(a)	43,831	214,334
Phoenix Technology, Ltd.(a)	33,154	231,746
Pinnacle Systems, Inc.(a)(b)	93,483	668,403
Progress Software Corp.(a)	48,898	1,059,620
QRS Corp.(a)	21,656	141,847
Radiant Systems, Inc.(a)	35,639	167,147
RadiSys Corp.(a)	25,676	476,803
Standard Microsystems Corp.(a)	24,987	582,697
TALX Corp.	18,554	453,274
Teledyne Technologies, Inc.(a)	44,140	883,683

		23,525,680

Construction — 2.7%
Coachmen Industries, Inc.	21,293	340,475
ElkCorp	26,812	641,879
Florida Rock Industries, Inc.	58,761	2,477,951
Insituform Technologies, Inc. (Class “A” Stock)(a)	36,303	590,650
M.D.C. Holdings, Inc.	44,343	2,820,658
Meritage Corp.(a)(b)	17,877	1,229,938

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Construction (cont’d.)
NVR, Inc.(a)(b)	8,866	$4,292,917
Shaw Group, Inc.(a)(b)	85,880	869,965
Simpson Manufacturing, Co., Inc.	33,039	1,854,149
Standard Pacific Corp.	46,297	2,282,442
Thomas Industries, Inc.	23,610	783,852

		18,184,876

Consumer Cyclical — 0.1%
JAKKS Pacific, Inc.(a)(b)	34,448	716,174

Containers — 0.3%
AptarGroup, Inc.	49,718	2,172,179

Cosmetics & Soaps
Nature’s Sunshine Products, Inc.	20,251	288,374

Distribution/Wholesalers — 0.9%
Advanced Marketing Services, Inc.	25,862	333,879
Bell Microproducts, Inc. (Class “B” Stock)(a)	36,848	298,100
Castle (A.M.) & Co.(a)	21,429	230,362
ScanSource, Inc.(a)	17,100	1,016,082
SCP Pool Corp.	48,333	2,174,985
United Stationers, Inc.(a)	46,038	1,828,629

		5,882,037

Diversified Manufacturing Operations — 1.6%
Acuity Brands, Inc.	57,852	1,562,004
Barnes Group, Inc.	31,405	910,117
CLARCOR, Inc.	34,505	1,580,329
CUNO, Inc.(a)	23,040	1,229,184
Griffon Corp.(a)(b)	40,130	894,096
Intermet Corp.	34,780	149,554
Lydall, Inc.(a)	22,015	215,086
Mueller Industries, Inc.	47,562	1,702,720
Smith (A.O.) Corp.	39,962	1,270,392
Standex International Corp.	16,561	450,459
Valmont Industries, Inc.	32,433	742,716

		10,706,657

Drugs & Medical Supplies — 6.4%
Advanced Medical Optics, Inc.(a)(b)	40,122	1,707,994
American Medical Systems Holdings, Inc.(a)	45,332	1,527,688
ArthroCare Corp.(a)	28,851	838,987
CIMA Labs, Inc.(a)	19,962	673,318
Coherent, Inc.(a)	41,045	1,225,193
CONMED Corp.(a)(b)	40,415	1,107,371
Cyberonics, Inc.(a)(b)	31,800	1,060,848
CyroLife, Inc.(a)(b)	31,516	166,089
Diagnostic Products Corp.(b)	39,525	1,736,728
Enzo Biochem, Inc.(a)	41,855	627,825
Haemonetics Corp.(a)	34,231	1,014,949
Hologic, Inc.(a)	27,700	644,025
ICU Medical, Inc.(a)(b)	18,696	626,877
IDEXX Laboratories, Inc.(a)(b)	47,195	2,970,453
INAMED Corp.(a)	1	63
Integra LifeSciences Holdings(a)(b)	38,832	1,369,605
Invacare Corp.(b)	42,560	1,903,283
Medicis Pharmaceutical Corp. (Class “A” Stock)(b)	77,158	3,082,462

SEE NOTES TO FINANCIAL STATEMENTS.

B63

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Drugs & Medical Supplies (cont’d.)
NBTY, Inc.(a)(b)	90,699	$2,665,644
Noven Pharmaceuticals, Inc.(a)	31,802	700,280
Osteotech, Inc.(a)	23,281	151,094
Owens & Minor, Inc.	53,405	1,383,190
PolyMedica Corp.(b)	36,867	1,144,352
Possis Medical, Inc.(a)	24,681	842,856
Priority Healthcare Corp.(a)	58,994	1,353,912
Regeneron Pharmaceuticals, Inc.(a)(b)	75,613	796,205
ResMed, Inc.(a)	45,944	2,341,306
Respironics, Inc.(a)	47,382	2,783,692
Savient Pharmaceuticals, Inc.(a)	81,401	201,874
SurModics, Inc.(a)(b)	23,773	585,767
Sybron Dental Specialties, Inc.(a)	52,383	1,563,633
Techne Corp.(a)(b)	55,848	2,426,596
Viasys Healthcare, Inc.(a)	41,780	873,620
Vital Signs, Inc.	17,418	505,819
Wilson Greatbatch Technologies, Inc.(a)	29,014	810,941

		43,414,539

Electrical Equipment — 1.0%
Anixter International, Inc.(a)(b)	49,954	1,699,934
Baldor Electric Co.(b)	44,765	1,045,263
C&D Technologies, Inc.	34,383	613,049
Kulicke & Soffa Industries, Inc.(a)(b)	68,977	755,988
MagneTek, Inc.(a)	38,693	322,699
Technitrol, Inc.(a)	54,843	1,201,062
Vicor Corp.(a)	56,892	1,039,417

		6,677,412

Electronics — 2.8%
Analogic Corp.	18,607	789,495
Artesyn Technologies, Inc.(a)	52,860	475,740
Audiovox Corp.(a)	31,283	528,057
Belden, Inc.	35,086	751,893
Benchmark Electronics, Inc.(a)	55,778	1,623,140
Cable Design Technologies Corp.(a)	57,093	605,186
Checkpoint Systems, Inc.(a)	51,027	914,914
CTS Corp.	48,963	590,494
Dionex Corp.(a)(b)	28,549	1,575,048
EDO Corp.	27,116	654,038
Electro Scientific Industries, Inc.(a)	38,142	1,079,800
Esterline Technologies, Inc.(a)	28,814	850,877
Helix Technology Corp.	35,482	756,831
Intermagnetics General Corp.(a)	22,886	778,811
InVision Technologies, Inc.(a)(b)	23,884	1,191,812
Itron, Inc.(a)	28,292	649,018
Keithley Instruments, Inc.	21,863	484,265
Littelfuse, Inc.(a)	30,000	1,272,300
Methode Electronics, Inc. (Class “A” Stock)	48,201	625,167
Park Electrochemical Corp.	26,971	681,018
Photronics, Inc.(a)	44,176	836,693
SBS Technologies, Inc.(a)	20,720	332,970
Three-Five Systems, Inc.(a)	28,938	147,584
Ultratech Stepper, Inc.(a)	32,206	524,314
X-Rite, Inc.	28,189	409,868

		19,129,333

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Electronic Components — 1.9%
Alliance Semiconductor Corp.(a)	47,877	$284,868
Bel Fuse, Inc. (Class “B” Stock)	15,305	638,219
Cohu, Inc.	29,074	553,569
Cubic Corp.	36,310	759,968
Cymer, Inc.(a)(b)	49,935	1,869,566
Daktronics, Inc.(a)	25,589	638,446
DSP Group, Inc.(a)	39,657	1,080,257
FLIR Systems, Inc.(a)(b)	45,761	2,512,279
Microsemi Corp.(a)(b)	80,750	1,147,458
Planar Systems, Inc.(a)	19,796	265,068
Rayovac Corp.(a)	46,800	1,315,080
Rogers Corp.(a)	22,500	1,572,750
Supertex, Inc.(a)	17,445	285,051

		12,922,579

Energy — 0.9%
Advanced Energy Industries, Inc.(a)(b)	44,357	697,292
Headwaters, Inc.(a)	45,600	1,182,408
UGI Corp.(b)	69,045	2,216,344
Unisource Energy Corp.(b)	46,448	1,154,233
Veritas DGC, Inc.(a)(b)	45,391	1,050,802

		6,301,079

Engineering — 0.7%
EMCOR Group, Inc.(a)	20,623	907,000
Engineered Support Systems, Inc.(b)	35,389	2,070,610
URS Corp.(a)(b)	58,406	1,600,324

		4,577,934

Environmental Services — 0.6%
Ionics, Inc.(a)	30,657	866,060
Tetra Tech, Inc.(a)	75,964	1,239,733
Waste Connections, Inc.(a)(b)	59,312	1,759,179

		3,864,972

Exchange Traded Funds — 4.0%
iShares S&P SmallCap 600 Index Fund(b)	186,180	27,405,696

Financial Services — 2.2%
Financial Federal Corp.(a)(b)	23,480	827,905
Hudson United Bancorp	61,039	2,275,534
Investment Technology Group, Inc.(a)(b)	59,577	761,990
Irwin Financial Corp.	38,392	1,013,549
MAF Bancorp, Inc.	44,394	1,894,736
New Century Financial Corp.(b)	46,130	2,159,806
Piper Jaffray Cos., Inc.(a)	27,001	1,221,255
PRG-Schultz International, Inc.(a)(b)	83,910	458,988
South Financial Group, Inc.	81,163	2,300,159
SWS Group, Inc.	23,217	355,220
UICI(a)	62,890	1,497,411
World Acceptance Corp.(a)	25,200	461,916

		15,228,469

Food & Beverage — 1.9%
American Italian Pasta Co. (Class “A” Stock)(b)	24,492	746,516
Corn Products International, Inc.	49,547	2,306,413
Flowers Foods, Inc.	59,857	1,565,261

SEE NOTES TO FINANCIAL STATEMENTS.

B64

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Food & Beverage (cont’d.)
Hain Celestial Group, Inc.(a)	49,486	$895,697
J & J Snack Foods Corp.(a)	12,112	494,533
Lance, Inc.	40,081	617,247
Nash-Finch Co.	16,691	417,776
Performance Food Group Co.(a)(b)	63,034	1,672,922
Ralcorp Holdings, Inc.(a)	39,743	1,398,954
Sanderson Farms, Inc.	27,000	1,447,740
United Natural Foods, Inc.(a)	52,952	1,530,842

		13,093,901

Furniture — 0.8%
Aaron Rents, Inc.	45,006	1,491,499
Bassett Furniture Industries, Inc.	15,862	345,157
Ethan Allen Interiors, Inc.(b)	50,653	1,818,949
Interface, Inc.(a)	70,334	614,016
La-Z-Boy, Inc.	70,642	1,270,143

		5,539,764

Healthcare — 2.6%
American Healthways, Inc.(a)(b)	44,253	1,178,015
ArQule, Inc.(a)	39,163	206,389
BioLase Technology, Inc.(a)(b)	32,900	442,834
Cooper Cos., Inc.(b)	44,467	2,808,980
Datascope Corp.	20,085	797,174
Immucor, Inc.(a)	26,964	877,678
LabOne, Inc.(a)	23,200	737,296
Mentor Corp.(b)	57,342	1,966,257
Merit Medical Systems, Inc.(a)	35,650	567,904
NDCHealth Corp.	48,888	1,134,202
Pharmaceutical Product Development, Inc.(a)(b)	76,416	2,427,736
Sierra Health Services, Inc.(a)(b)	36,547	1,633,651
Sola International, Inc.(a)	43,378	747,403
Theragenics Corp(a)	40,675	187,919
U.S. Oncology, Inc.(a)	117,287	1,726,465

		17,439,903

Hospitals/Healthcare Management — 2.3%
Accredo Health, Inc.(a)	65,865	2,565,442
AMERIGROUP Corp.(a)	33,646	1,655,383
AmSurg Corp.(a)(b)	41,121	1,033,371
Biosite, Inc.(a)(b)	21,256	954,820
Centene Corp.(a)(b)	27,528	1,061,204
Curative Health Services, Inc.(a)	17,511	151,645
Odyssey Healthcare, Inc.(a)(b)	49,720	935,730
Orthodontic Centers of America, Inc.(a)(b)	68,012	557,018
Pediatrix Medical Group, Inc.(a)	33,295	2,325,656
Province Healthcare Co.(a)	67,033	1,149,616
RehabCare Group, Inc.(a)	22,039	586,899
Sunrise Assisted Living, Inc.(a)(b)	27,804	1,088,249
United Surgical Partners International, Inc.(a)	38,226	1,508,780

		15,573,813

Housing Related — 0.4%
Champion Enterprises, Inc.(a)	95,665	878,205
Fleetwood Enterprises, Inc.(a)(b)	72,240	1,051,092

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Housing Related (cont’d.)
National Presto Industries, Inc.	9,263	$381,913
Skyline Corp.	11,468	466,174

		2,777,384

Human Resources — 0.7%
Administaff, Inc.(a)(b)	36,093	599,144
CDI Corp.	26,670	922,782
Cross Country Healthcare, Inc.(a)	43,453	788,672
Heidrick & Struggles International, Inc.(a)	25,791	765,477
Spherion Corp.(a)	82,010	831,581
Watson Wyatt & Co. Holdings	43,770	1,166,471

		5,074,127

Instrument – Controls — 0.4%
BEI Technologies, Inc.	20,085	568,606
FEI Co.(a)(b)	45,211	1,080,995
Woodward Governor Co.	15,385	1,109,413

		2,759,014

Insurance — 2.3%
Delphi Financial Group, Inc.	42,786	1,903,977
Fremont General Corp.(b)	104,751	1,848,855
Hilb, Rogal & Hamilton Co.(b)	48,999	1,748,284
LandAmerica Financial Group, Inc.(b)	25,778	1,003,538
Philadelphia Consolidated Holding Corp.(a)	30,004	1,802,340
Presidential Life Corp.	39,871	718,475
ProAssurance Corp.(a)	39,600	1,350,756
RLI Corp.	34,233	1,249,505
SCPIE Holdings, Inc.	13,388	121,831
Selective Insurance Group, Inc.(b)	37,693	1,503,197
Stewart Information Services Corp.	24,607	830,978
Zenith National Insurance Corp.(b)	26,036	1,265,350

		15,347,086

Internet — 0.5%
Digital Insight Corp.(a)	47,800	982,768
Internet Security Systems, Inc.(a)	65,700	1,007,838
Websense, Inc.(a)(b)	31,208	1,161,874

		3,152,480

Leisure — 2.2%
Argosy Gaming Co.(a)(b)	40,086	1,507,234
Aztar Corp.(a)	46,901	1,313,228
Bally Total Fitness Holding Corp.(a)	46,277	231,385
K2, Inc.(a)	56,506	887,144
Marcus Corp.	40,464	698,004
Multimedia Games, Inc.(a)(b)	37,900	1,016,478
Pinnacle Entertainment, Inc.(a)	48,215	607,991
Polaris Industries, Inc.(b)	58,356	2,801,088
Prime Hospitality Corp.(a)	61,130	649,201
Shuffle Master, Inc.(a)(b)	31,522	1,144,564
Sturm Ruger & Co., Inc.	36,571	442,875
The Nautilus Group, Inc.(b)	44,318	864,644
Winnebago Industries, Inc.	46,273	1,725,057
WMS Industries, Inc.(a)(b)	40,883	1,218,313

		15,107,206

SEE NOTES TO FINANCIAL STATEMENTS.

B65

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Machinery — 3.5%
Albany International Corp. (Class “A” Stock)(b)	44,995	$1,510,032
Applied Industrial Technologies, Inc.	26,313	792,547
Astec Industries, Inc.(a)	26,850	505,585
Cognex Corp.	61,489	2,366,097
Dril-Quip, Inc.(a)	23,501	439,469
Gardner Denver, Inc.(a)	26,891	750,259
IDEX Corp.	68,170	2,341,639
JLG Industries, Inc.	59,294	823,594
Lindsay Manufacturing Co.	15,991	384,104
Manitowoc Co., Inc.	36,275	1,227,909
Milacron, Inc.(b)	67,686	270,744
Paxar Corp.(a)(b)	53,826	1,050,683
Photon Dynamics, Inc.(a)	22,614	793,073
Regal-Beloit Corp.	33,187	738,743
Robbins & Myers, Inc.	19,649	441,120
Roper Industries, Inc.(b)	50,049	2,847,788
Stewart & Stevenson Services, Inc.	39,004	698,952
Timken Co.	121,534	3,219,436
Toro Co.(b)	33,068	2,317,075

		23,518,849

Media — 0.1%
4Kids Entertainment, Inc.(a)	18,745	448,380

Metals – Ferrous — 1.8%
Carpenter Technology Corp.	31,001	1,055,584
Century Aluminum Co.(a)	41,061	1,017,902
Cleveland-Cliffs, Inc.(a)(b)	14,599	823,238
Commercial Metals Co.(b)	39,445	1,279,990
Kaydon Corp.(b)	38,320	1,185,238
Material Sciences Corp.(a)	19,294	205,481
Maverick Tube Corp.(a)(b)	57,556	1,511,421
Quanex Corp.	22,363	1,089,078
Reliance Steel & Aluminum Co.	44,012	1,774,564
Steel Dynamics, Inc.(a)(b)	67,007	1,918,410
Steel Technologies, Inc.	17,278	381,498

		12,242,404

Metals – Non Ferrous — 0.3%
Brush Engineered Materials, Inc.(a)	22,775	430,447
Commonwealth Industries, Inc.(a)	21,702	224,399
IMCO Recycling, Inc.(a)	20,951	276,972
RTI International Metals, Inc.(a)	28,736	458,339
Ryerson Tull, Inc.	33,744	535,855
Wolverine Tube, Inc.(a)	16,645	181,431

		2,107,443

Mineral Resources — 0.4%
Massey Energy Co.(b)	103,184	2,910,821

Miscellaneous Basic Industry — 1.5%
Apogee Enterprises, Inc.	37,234	387,234
Armor Holdings, Inc.(a)	44,374	1,508,716
Briggs & Stratton Corp.(b)	30,559	2,699,888
Lawson Products, Inc.	12,847	490,113
Libbey, Inc.	18,596	516,225
Meade Instruments Corp.(a)	27,087	86,408
Texas Industries, Inc.	28,750	1,183,637
Tredegar Industries, Inc.	52,188	841,792

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Miscellaneous Basic Industry (cont’d.)
Watsco, Inc.	36,179	$1,015,544
Watts Water Technologies (Class “A” Stock)	43,855	1,181,892

		9,911,449

Miscellaneous – Consumer Growth/Staple — 0.4%
DIMON, Inc.	61,335	350,836
Hughes Supply, Inc.	41,635	2,453,551

		2,804,387

Networking — 0.3%
Aeroflex, Inc.(a)(b)	100,806	1,444,550
C-COR.net Corp.(a)	58,410	601,039

		2,045,589

Office Equipment & Supplies — 0.3%
Global Imaging Systems, Inc.(a)(b)	31,174	1,142,839
Imagistics International, Inc.(a)	22,627	800,996
Standard Register Co.	38,676	460,244

		2,404,079

Oil & Gas — 3.4%
Cabot Oil & Gas Corp. (Class “A” Stock)	44,751	1,892,967
Cascade Natural Gas Corp.	15,279	337,208
Cimarex Energy Co.(a)	56,203	1,699,017
Evergreen Resources, Inc.(a)	58,572	2,366,309
Frontier Oil Corp.	35,991	762,649
Laclede Group, Inc.	28,169	772,112
Lone Star Technologies, Inc.(a)(b)	39,125	1,078,285
Northwest Natural Gas Co.	37,119	1,132,130
Piedmont Natural Gas Co., Inc.	51,921	2,217,027
Prima Energy Corp.(a)	17,694	700,152
Remington Oil and Gas Corp.(a)(b)	36,759	867,512
Southern Union Co.(a)(b)	99,464	2,096,701
Southwest Gas Corp.	47,143	1,137,561
Spinnaker Exploration Co.(a)(b)	45,798	1,803,525
Swift Energy Co.(a)	37,696	831,574
Unit Corp.(a)(b)	62,170	1,955,246
Vintage Petroleum, Inc.	87,892	1,491,527

		23,141,502

Oil & Gas Services — 3.2%
Atwood Oceanics, Inc.(a)	18,894	788,825
Cal Dive International, Inc.(a)(b)	51,926	1,574,396
CARBO Ceramics, Inc.	21,667	1,478,773
Energen Corp.(b)	49,429	2,372,098
Hydril Co.(a)	31,085	979,178
Input/Output, Inc.(a)(b)	99,358	823,678
New Jersey Resources Corp.	37,487	1,558,710
NUI Corp.	21,624	315,710
Oceaneering International, Inc.(a)	33,954	1,162,925
Offshore Logistics, Inc.(a)	30,778	865,477
Patina Oil & Gas Corp.(b)	95,884	2,864,055
Plains Resources, Inc.(a)	33,105	561,130
SEACOR SMIT, Inc.(a)	25,166	1,105,542
Southwestern Energy Co.(a)	49,023	1,405,489
St. Mary Land & Exploration Co.(b)	38,797	1,383,113
Stone Energy Corp.(a)(b)	36,252	1,655,991
W-H Energy Services, Inc.(a)	37,314	731,354

		21,626,444

SEE NOTES TO FINANCIAL STATEMENTS.

B66

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Paper & Forest Products — 1.1%
Brady (W.H.) Co. (Class “A” Stock)	32,372	$1,492,349
Buckeye Technologies, Inc.(a)	50,442	580,083
Caraustar Industries, Inc.(a)	38,578	544,336
Chesapeake Corp.	26,471	706,246
Pope & Talbot, Inc.	21,385	422,782
Rock-Tenn Co. (Class “A” Stock)	48,100	815,295
Schweitzer-Mauduit Int’l, Inc.	20,462	626,751
Universal Forest Products, Inc.	24,229	781,385
Wausau-Mosinee Paper Corp.	70,139	1,213,405

		7,182,632

Pharmaceuticals — 0.6%
Alpharma, Inc. (Class “A” Stock)(b)	71,123	1,456,599
MGI Pharma, Inc.(a)(b)	95,758	2,586,424

		4,043,023

Photography
Concord Camera Corp.(a)	39,280	129,624

Real Estate Investment Trust — 2.1%
Capital Automotive REIT	49,209	1,443,300
Colonial Properties Trust	36,717	1,414,706
Commercial Net Lease Realty	70,169	1,206,907
Entertainment Properties Trust	31,400	1,122,236
Essex Property Trust, Inc.(b)	31,129	2,127,667
Gables Residential Trust	39,747	1,350,603
Glenborough Realty Trust, Inc.	43,357	795,601
Kilroy Realty Corp.(b)	38,588	1,315,851
Lexington Corporate Properties Trust	65,378	1,301,676
Shurgard Storage Centers, Inc. (Class “A” Stock)	62,527	2,338,509

		14,417,056

Restaurants — 2.1%
CEC Entertainment, Inc.(a)(b)	50,772	1,498,282
IHOP Corp.(b)	29,073	1,039,650
Jack in the Box, Inc.(a)	49,640	1,474,308
Landry’s Restaurants, Inc.	37,775	1,129,095
Lone Star Steakhouse & Saloon, Inc.	28,919	786,308
O’Charley’s, Inc.(a)	28,778	494,694
P.F. Chang’s China Bistro, Inc.(a)(b)	34,808	1,432,349
Papa John’s International, Inc.(a)	24,023	709,639
RARE Hospitality International, Inc.(a)	46,188	1,150,081
Ryan’s Restaurant Group, Inc.(a)	57,170	903,286
Sonic Corp.(a)	80,702	1,835,971
The Steak’N Shake Co.(a)	37,274	679,132
Triarc Cos., Inc. (Class “A” Stock)(b)	86,401	878,698

		14,011,493

Retail — 6.7%
Arctic Cat, Inc.	28,336	780,090
Brown Shoe Co., Inc.	24,733	1,012,322
Building Materials Corp.	18,224	344,980
Burlington Coat Factory Warehouse Corp.	60,605	1,169,676
Caseys Gen. Stores, Inc.	67,879	1,242,186
Cash America International, Inc.	38,483	885,109
Cato Corp. (Class “A” Stock)	28,026	629,184
Christopher & Banks Corp.	51,083	904,680
Cost Plus, Inc.(a)(b)	29,775	966,199

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Retail (cont’d.)
Dress Barn, Inc.(a)	40,280	$689,594
Duane Reade, Inc.(a)	33,209	542,303
Electronics Boutique Holdings Corp.(a)(b)	32,317	851,230
Fred’s, Inc.(b)	53,256	1,176,425
Goody’s Family Clothing, Inc.	44,784	464,410
Great Atlantic & Pacific Tea Co., Inc.(a)	52,295	400,580
Group 1 Automotive, Inc.(a)	30,606	1,016,425
Guitar Center, Inc.(a)(b)	33,104	1,472,135
Hancock Fabrics, Inc.	25,631	326,795
Haverty Furniture Cos., Inc.	30,617	535,185
Hibbett Sporting Goods, Inc.(a)	31,900	872,465
Hot Topic, Inc.(a)(b)	63,468	1,300,459
J. Jill Group, Inc.(a)	27,199	641,624
Jo-Ann Stores, Inc. (Class “A” Stock)(a)	30,175	887,145
K-Swiss, Inc. (Class “A” Stock)	48,040	970,888
Linens ‘n Things, Inc.(a)	61,302	1,796,762
Longs Drug Stores Corp.	50,700	1,210,209
Movie Gallery, Inc.	45,514	889,799
Panera Bread Co. (Class “A” Stock)(a)(b)	41,047	1,472,766
Pep Boys-Manny, Moe & Jack(b)	81,459	2,064,986
Quiksilver, Inc.(a)	77,160	1,837,180
Russ Berrie & Co., Inc.	28,102	546,022
School Specialty, Inc.(a)	25,797	936,689
Select Comfort Corp.(a)(b)	49,465	1,404,806
Shopko Stores, Inc.(a)	39,834	563,253
Stein Mart, Inc.(a)	57,168	929,552
Stride Rite Corp.	53,009	584,689
The Childrens Place Retail Stores, Inc.(a)	36,489	858,221
The Gymboree Corp.(a)	41,536	637,993
The Men’s Wearhouse, Inc.(a)	49,181	1,297,886
Too, Inc.(a)	46,797	781,510
Tractor Supply Co.(a)	51,936	2,171,963
Ultimate Electronics, Inc.(a)(b)	20,333	100,445
Urban Outfitters, Inc.(a)(b)	54,656	3,329,097
Wet Seal, Inc.(a)(b)	40,900	213,907
Zale Corp.(a)	70,634	1,925,483

		45,635,307

Semiconductors — 1.9%
ATMI, Inc.(a)(b)	42,430	1,158,763
Axcelis Technologies, Inc.(a)(b)	135,110	1,680,768
Brooks Automation, Inc.(a)	60,547	1,220,022
DuPont Photomasks, Inc.(a)	24,954	507,315
ESS Technology, Inc.(a)	53,471	572,674
Exar Corp.(a)(b)	55,961	820,388
Kopin Corp.(a)	95,219	486,569
Pericom Semiconductor Corp.(a)	35,795	383,365
Power Integrations, Inc.(a)(b)	41,831	1,041,592
Rudolph Technologies, Inc.(a)	22,666	412,295
Skyworks Solutions, Inc.(a)(b)	203,414	1,775,804
Varian Semiconductor Equipment Associates, Inc.(a)(b)	49,350	1,902,936
Veeco Instruments, Inc.(a)(b)	40,313	1,040,479

		13,002,970

SEE NOTES TO FINANCIAL STATEMENTS.

B67

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Software — 2.4%
ANSYS, Inc.(a)	20,886	$981,642
Captaris, Inc.(a)	43,610	281,721
Catapult Communications Corp.(a)	17,779	408,917
Concord Communications, Inc.(a)	24,746	282,352
EPIQ Systems, Inc.(a)(b)	24,209	351,030
Gerber Scientific, Inc.(a)	30,191	213,148
Hyperion Solutions Corp.(a)(b)	53,050	2,319,346
JDA Software Group, Inc.(a)	39,471	519,833
ManTech International Corp. (Class “A” Stock)(a)	43,726	820,737
MapInfo Corp.(a)	27,437	290,832
MICROS Systems, Inc.(a)(b)	25,210	1,209,324
MRO Software, Inc.(a)	33,755	459,406
Netegrity, Inc.(a)	51,454	435,301
PC-Tel, Inc.(a)	28,375	334,825
Roxio, Inc.(a)(b)	45,540	223,601
SCM Microsystems, Inc.(a)	20,906	135,889
SERENA Software, Inc.(a)(b)	60,331	1,151,719
SPSS, Inc.(a)	23,635	424,721
Take-Two Interactive Software, Inc.(a)(b)	60,968	1,868,059
THQ, Inc.(a)(b)	52,721	1,207,311
Verity, Inc.(a)	50,008	675,608
Webex Communications, Inc.(a)(b)	59,830	1,301,901
Zixit Corp.(a)(b)	43,034	341,690

		16,238,913

Supermarkets — 0.2%
Kronos, Inc.(a)(b)	42,196	1,738,475

Telecommunications — 1.1%
Boston Communications Group, Inc.(a)	24,843	254,641
Commonwealth Telephone Enterprises, Inc.(a)	29,287	1,311,179
Digi International, Inc.(a)	29,048	311,395
General Communication, Inc.(a)	77,861	618,216
Harmonic, Inc.(a)	97,518	830,853
Intermediate Telephone, Inc.	34,906	871,603
Intrado, Inc.(a)	23,463	377,520
J2 Global Communications, Inc.(a)(b)	31,503	875,784
Network Equipment Technologies, Inc.(a)	32,951	268,880
Symmetricom, Inc.(a)	60,996	542,864
Tollgrade Communications, Inc.(a)	18,382	195,217
ViaSat, Inc.(a)	35,835	894,083

		7,352,235

Textiles — 0.7%
Angelica Corp.	12,177	305,764
Ashworth, Inc.(a)	18,241	151,583
G & K Services, Inc. (Class “A” Stock)	28,338	1,138,904
Haggar Corp.	9,712	195,697
Kellwood Co.(b)	36,889	1,606,516
Oshkosh B’Gosh, Inc. (Class “A” Stock)	15,946	398,172
Oxford Industries, Inc.	21,999	958,276

		4,754,912

Timber — 0.1%
Deltic Timber Corp.	16,444	631,450

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Transportation — 0.7%
EGL, Inc.(a)(b)	61,377	$1,632,628
Kansas City Southern(a)(b)	85,121	1,319,376
Pegasus Systems, Inc.(a)	31,537	414,081
USF Corp.	37,686	1,323,909

		4,689,994

Trucking/Shipping — 2.3%
Arkansas Best Corp.	33,913	1,116,416
Forward Air Corp.(a)	29,267	1,094,586
Heartland Express, Inc.	67,975	1,859,796
Kirby Corp.(a)	33,371	1,298,132
Knight Transportation, Inc.(a)	51,053	1,466,753
Landstar Systems, Inc.(a)(b)	40,496	2,141,023
Monaco Coach Corp.	39,844	1,122,405
Oshkosh Truck Corp.(b)	47,911	2,745,779
Yellow Roadway Corp.(a)(b)	65,252	2,600,945

		15,445,835

Utility – Electric — 1.1%
Atmos Energy Corp.(b)	71,120	1,820,672
Avista Corp.(b)	65,681	1,209,844
Central Vermont Public Service Corp.	16,457	337,204
CH Energy Group, Inc.	21,485	997,763
Cleco Corp.	64,651	1,162,425
El Paso Electric Co.(a)	64,650	998,196
Green Mountain Power Corp.	6,836	178,420
UIL Holdings Corp.	19,775	962,845

		7,667,369

Utility – Water — 0.1%
American States Water Co.	20,741	482,021

TOTAL LONG-TERM INVESTMENTS (cost $529,683,080)		666,323,441

SHORT-TERM INVESTMENTS — 33.7%	Principal Amount (000)
U.S. Government Agency Obligation — 0.1%
United States Treasury Bills(d)(e) 1.30%, 9/16/04	$850	847,727

	Shares
Mutual Fund — 33.6%
Dryden Core Investment Fund — Taxable Money Market Series (cost $228,023,624; Note 4)(c)	228,023,624	228,023,624

TOTAL SHORT-TERM INVESTMENTS (cost $228,871,287)		228,871,351

TOTAL INVESTMENTS — 131.7% (cost $758,554,367; Note 6)		895,194,792
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(f)		104,500
LIABILITIES IN EXCESS OF OTHER ASSETS — (31.7)%		(215,730,251)

NET ASSETS — 100%		$679,569,041

SEE NOTES TO FINANCIAL STATEMENTS.

B68

SMALL CAPITALIZATION STOCK PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $209,832,642; cash collateral $217,655,815 was received with which the portfolio purchased securities.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Rate quoted represents yield-to-maturity as of purchase date.

(f)	Open futures contracts as of June 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation
Long Positions:
38	S&P MidCap 400 Index	Sep 04	$11,403,375	$11,556,750	$153,375

SEE NOTES TO FINANCIAL STATEMENTS.

B69

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 96.9%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.1%
Omnicom Group, Inc.(b)	52,700	$3,999,403

Aerospace — 1.7%
Boeing Co.(b)	231,036	11,803,629
General Dynamics Corp.	53,400	5,302,620
Lockheed Martin Corp.(b)	121,498	6,327,616
Northrop Grumman Corp.(b)	102,326	5,494,906
Raytheon Co.(b)	116,918	4,182,157
Rockwell Automation, Inc.	53,300	1,999,283
Rockwell Collins, Inc.(b)	44,500	1,482,740
United Technologies Corp.	141,500	12,944,420

		49,537,371

Airlines — 0.1%
Delta Airlines, Inc.(a)(b)	39,000	277,680
Southwest Airlines Co.(b)	214,837	3,602,816

		3,880,496

Apparel — 0.2%
Jones Apparel Group, Inc.	30,700	1,212,036
Nike, Inc. (Class “B” Stock)(b)	72,000	5,454,000
Reebok International, Ltd.(b)	17,000	611,660

		7,277,696

Autos – Cars & Trucks — 1.1%
Cummins Engine Co., Inc.	12,400	775,000
Dana Corp.(b)	37,894	742,722
Delphi Automotive Systems Corp.(b)	154,044	1,645,190
Ford Motor Co.(b)	502,045	7,857,004
General Motors Corp.(b)	154,700	7,207,473
Genuine Parts Co.	49,225	1,953,248
Harley-Davidson, Inc.(b)	81,800	5,066,692
Johnson Controls, Inc.	50,400	2,690,352
Navistar International Corp.(a)(b)	18,900	732,564
PACCAR, Inc.(b)	48,435	2,808,746
Visteon Corp.(b)	42,964	501,390

		31,980,381

Banks and Savings & Loans — 6.5%
AmSouth Bancorporation(b)	95,500	2,432,385
Bank of New York Co., Inc.	208,500	6,146,580
Bank One Corp.(b)	303,045	15,455,295
BankAmerica Corp.	555,106	46,973,070
Capital One Financial Corp.(b)	63,000	4,307,940
Charter One Financial, Inc.	60,373	2,667,883
Comerica, Inc.(b)	46,050	2,527,224
Fifth Third Bancorp(b)	154,949	8,333,157
First Horizon National Corp.	35,900	1,632,373
Golden West Financial Corp.	41,000	4,360,350
Huntington Bancshares, Inc.	60,875	1,394,037
KeyCorp	115,900	3,464,251
M&T Bank Corp.	33,400	2,915,820
Mellon Financial Corp.	116,100	3,405,213
National City Corp.	165,600	5,797,656
North Fork Bancorporation, Inc.(b)	45,700	1,738,885
Northern Trust Corp.	59,100	2,498,748
PNC Financial Services Group	76,900	4,081,852
Providian Financial Corp.(a)(b)	86,200	1,264,554
SouthTrust Corp.	86,300	3,349,303
State Street Corp.	92,100	4,516,584

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Banks and Savings & Loans (Cont’d.)
Suntrust Banks, Inc.(b)	77,900	$5,062,721
U.S. Bancorp	519,981	14,330,676
Union Planters Corp.(b)	53,600	1,597,816
Wachovia Corp.(b)	359,178	15,983,421
Wells Fargo & Co.(b)	457,560	26,186,159
Zions Bancorporation	23,400	1,437,930

		193,861,883

Chemicals — 1.2%
Air Products & Chemicals, Inc.	60,900	3,194,205
Dow Chemical Co.	254,461	10,356,563
Du Pont (E.I.) de Nemours & Co.	269,191	11,957,464
Eastman Chemical Co.(b)	22,400	1,035,552
Engelhard Corp.	32,375	1,046,036
Great Lakes Chemical Corp.	13,500	365,310
Hercules, Inc.(a)(b)	37,400	455,906
Praxair, Inc.(b)	89,400	3,567,954
Rohm & Haas Co.	60,600	2,519,748
Sigma-Aldrich Corp.(b)	19,200	1,144,512

		35,643,250

Commercial Services — 1.0%
Cendant Corp.(b)	272,518	6,671,241
Cintas Corp.(b)	44,600	2,126,082
Convergys Corp.(a)	43,900	676,060
Deluxe Corp.	14,100	613,350
eBay, Inc.(a)(b)	176,500	16,229,175
Fiserv, Inc.(a)	51,800	2,014,502
Monster Worldwide, Inc.(a)(b)	25,400	653,288

		28,983,698

Computers — 3.1%
Apple Computer, Inc.(a)	101,200	3,293,048
Citrix Systems, Inc.(a)(b)	46,800	952,848
Comverse Technology, Inc.(a)(b)	52,000	1,036,880
Dell, Inc.(a)	685,800	24,565,356
Hewlett-Packard Co.	834,516	17,608,288
International Business Machines Corp.	462,100	40,734,115
Sun Microsystems, Inc.(a)	902,900	3,918,586

		92,109,121

Computer Services — 7.7%
Adobe Systems, Inc.	62,600	2,910,900
Affiliated Computer Services, Inc. (Class “A” Stock)(a)(b)	37,000	1,958,780
Autodesk, Inc.(b)	33,600	1,438,416
Automatic Data Processing, Inc.	159,600	6,684,048
Avaya, Inc.(a)(b)	119,908	1,893,347
BMC Software, Inc.(a)(b)	63,300	1,171,050
Cisco Systems, Inc.(a)	1,853,800	43,935,060
Computer Associates International, Inc.(b)	159,243	4,468,359
Computer Sciences Corp.(a)(b)	49,200	2,284,356
Compuware Corp.(a)	108,600	716,760
EMC Corp.(a)	646,974	7,375,504
First Data Corp.(b)	242,204	10,782,922
Gateway, Inc.(a)(b)	106,800	480,600
Intuit, Inc.(a)(b)	51,100	1,971,438

SEE NOTES TO FINANCIAL STATEMENTS.

B70

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Computer Services (Cont’d.)
Lexmark International, Inc.(a)	34,614	$3,341,289
Mercury Interactive Corp.(a)(b)	25,000	1,245,750
Micron Technology, Inc.(a)(b)	170,700	2,613,417
Microsoft Corp.	2,929,400	83,663,664
NCR Corp.(a)(b)	25,900	1,284,381
Network Appliance, Inc.(a)(b)	92,400	1,989,372
Novell, Inc.(a)	106,100	890,179
NVIDIA Corp.(a)	44,000	902,000
Oracle Corp.(a)	1,431,320	17,075,648
Parametric Technology Corp.(a)	97,000	485,000
Peoplesoft, Inc.(a)	97,000	1,794,500
Siebel Systems, Inc.(a)	134,900	1,440,732
SunGuard Data Systems, Inc.(a)(b)	75,500	1,963,000
Symantec Corp.(a)	84,200	3,686,276
Symbol Technologies, Inc.	67,400	993,476
Unisys Corp.(a)	95,000	1,318,600
VERITAS Software Corp.(a)(b)	115,559	3,200,984
Yahoo!, Inc.(a)(b)	368,200	13,376,706

		229,336,514

Construction — 0.2%
Centex Corp.	33,000	1,509,750
Fluor Corp.	23,500	1,120,245
KB HOME	14,166	972,213
Pulte Corp.	32,200	1,675,366
Vulcan Materials Co.	28,200	1,340,910

		6,618,484

Containers — 0.1%
Ball Corp.	14,100	1,015,905
Bemis Co., Inc.(b)	32,200	909,650
Pactiv Corp.(a)	43,900	1,094,866

		3,020,421

Cosmetics & Soaps — 2.3%
Alberto-Culver Co. (Class “B” Stock)	22,800	1,143,192
Avon Products, Inc.	128,600	5,933,604
Clorox Co.(b)	59,500	3,199,910
Colgate-Palmolive Co.	142,800	8,346,660
Gillette Co.(b)	275,800	11,693,920
International Flavors & Fragrances, Inc.	22,100	826,540
Procter & Gamble Co.	697,108	37,950,560

		69,094,386

Diversified Consumer Products — 1.0%
Altria Group, Inc.	558,500	27,952,925
Eastman Kodak Co.(b)	74,700	2,015,406

		29,968,331

Diversified Manufacturing Operations — 3.2%
American Standard Cos., Inc.(a)	55,800	2,249,298
Cooper Industries, Ltd. (Class “A” Stock)	25,000	1,485,250
General Electric Co.	2,842,000	92,080,800

		95,815,348

Diversified Office Equipment — 0.3%
Avery Dennison Corp.(b)	28,000	1,792,280
Pitney Bowes, Inc.	60,800	2,690,400
Xerox Corp.(a)(b)	215,792	3,128,984

		7,611,664

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Diversified Operations — 0.2%
Corning, Inc.(a)(b)	362,900	$4,739,474

Drugs & Medical Supplies — 10.3%
Abbott Laboratories(b)	422,200	17,208,872
Allergan, Inc.(b)	34,900	3,124,248
AmerisourceBergen Corp.(b)	31,200	1,865,136
Bard, (C.R.), Inc.(b)	26,600	1,506,890
Bausch & Lomb, Inc.(b)	13,100	852,417
Baxter International, Inc.(b)	164,000	5,659,640
Becton Dickinson & Co.	67,300	3,486,140
Biogen Idec, Inc.(a)(b)	88,925	5,624,506
Biomet, Inc.	71,225	3,165,239
Boston Scientific Corp.(a)	222,700	9,531,560
Bristol-Myers Squibb Co.	528,360	12,944,820
Cardinal Health, Inc.(b)	119,075	8,341,204
Genzyme Corp.(a)(b)	62,300	2,948,659
Guidant Corp.	83,700	4,677,156
Hospira, Inc.(a)	42,820	1,181,832
Johnson & Johnson(b)	805,371	44,859,165
King Pharmaceuticals, Inc.(a)	71,633	820,198
Lilly (Eli) & Co.(b)	306,900	21,455,379
Medtronic, Inc.	328,400	15,999,648
Merck & Co., Inc.	604,900	28,732,750
Mylan Laboratories, Inc.(b)	73,000	1,478,250
Pfizer, Inc.	2,071,308	71,004,438
Quest Diagnostics, Inc.(b)	27,200	2,310,640
Schering-Plough Corp.(b)	392,000	7,244,160
St. Jude Medical, Inc.(a)(b)	47,100	3,563,115
Stryker Corp.(b)	110,000	6,050,000
Watson Pharmaceuticals, Inc.(a)	31,400	844,660
Wyeth	361,700	13,079,072
Zimmer Holdings, Inc.(a)(b)	64,186	5,661,205

		305,220,999

Education — 0.1%
Apollo Group, Inc. (Class “A” Stock)(a)	47,700	4,211,433

Electrical Services — 0.2%
American Power Conversion	57,700	1,133,805
Power-One, Inc.(a)	20,000	219,600
TXU Corp.(b)	87,606	3,548,919
Xcel Energy, Inc.(b)	109,495	1,829,662

		6,731,986

Electronics — 4.4%
Advanced Micro Devices, Inc.(a)(b)	92,900	1,477,110
Altera Corp.(a)(b)	108,500	2,410,870
Analog Devices, Inc.	99,800	4,698,584
Applied Materials, Inc.(a)(b)	459,300	9,011,466
Applied Micro Circuits Corp.(a)(b)	97,000	516,040
Broadcom Corp.(a)(b)	80,900	3,783,693
Electronic Arts, Inc.(a)	80,400	4,385,820
Electronic Data Systems Corp.(b)	128,300	2,456,945
Emerson Electric Co.(b)	115,700	7,352,735
Intel Corp.(b)	1,759,000	48,548,400
Jabil Circuit, Inc.(a)(b)	54,600	1,374,828
JDS Uniphase Corp.(a)(b)	410,100	1,554,279
KLA-Tencor Corp.(a)(b)	51,400	2,538,132
Linear Technology Corp.	88,100	3,477,307

SEE NOTES TO FINANCIAL STATEMENTS.

B71

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electronics (Cont’d.)
LSI Logic Corp.(a)(b)	110,800	$844,296
Maxim Integrated Products, Inc.	89,800	4,707,316
Molex, Inc.	50,500	1,620,040
National Semiconductor Corp.(a)(b)	101,600	2,234,184
Novellus Systems, Inc.(a)(b)	40,000	1,257,600
Perkin Elmer, Inc.	36,000	721,440
Pinnacle West Capital Corp.	26,000	1,050,140
PMC-Sierra, Inc.(a)(b)	48,800	700,280
PPL Corp.	47,000	2,157,300
QLogic Corp.(a)(b)	25,900	688,681
RadioShack Corp.(b)	43,660	1,249,986
Sanmina Corp.(a)(b)	150,600	1,370,460
Solectron Corp.(a)(b)	247,000	1,598,090
Tektronix, Inc.	22,700	772,254
Teradyne, Inc.(a)(b)	46,600	1,057,820
Texas Instruments, Inc.	468,400	11,325,912
Thomas & Betts Corp.(a)(b)	10,200	277,746
Waters Corp.(a)(b)	32,100	1,533,738
Xilinx, Inc.(b)	94,900	3,161,119

		131,914,611

Financial Services — 8.2%
Ambac Financial Group, Inc.	30,000	2,203,200
American Express Co.	350,000	17,983,000
Bear Stearns Cos., Inc.	27,010	2,277,213
Citigroup, Inc.	1,400,676	65,131,434
Countrywide Credit Industries, Inc.(b)	75,399	5,296,780
E*TRADE Financial Corp.(a)	90,600	1,010,190
Equifax, Inc.	41,300	1,022,175
Fannie Mae	263,400	18,796,224
Federated Investors, Inc. (Class “B” Stock)	26,500	804,010
Franklin Resources, Inc.	67,800	3,395,424
Freddie Mac	187,300	11,856,090
Goldman Sachs Group, Inc.	133,900	12,608,024
H&R Block, Inc.(b)	46,300	2,207,584
J.P. Morgan Chase & Co.	561,466	21,768,037
Janus Capital Group, Inc.(b)	62,600	1,032,274
Lehman Brothers Holdings, Inc.	75,100	5,651,275
Marshall & Ilsley Corp.	62,400	2,439,216
MBNA Corp.	346,152	8,927,260
Merrill Lynch & Co., Inc.	265,300	14,320,894
Moody’s Corp.(b)	41,760	2,700,201
Morgan Stanley	297,510	15,699,603
Paychex, Inc.(b)	103,650	3,511,662
Regions Financial Corp.(b)	56,000	2,046,800
Schwab (Charles) Corp.	374,100	3,595,101
SLM Corp.	121,900	4,930,855
Synovus Financial Corp.	85,100	2,154,732
T. Rowe Price Group, Inc.(b)	36,000	1,814,400
Washington Mutual, Inc.	237,722	9,185,578

		244,369,236

Food & Beverage — 4.2%
Adolph Coors Co.	10,800	781,272
Anheuser-Busch Cos., Inc.	221,300	11,950,200
Archer-Daniels-Midland Co.	181,938	3,052,920

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage (Cont’d.)
Brown-Forman Corp. (Class “B” Stock)	32,600	$1,573,602
Campbell Soup Co.(b)	111,800	3,005,184
Coca-Cola Co.	663,300	33,483,384
Coca-Cola Enterprises, Inc.(b)	123,000	3,565,770
ConAgra Foods, Inc.	147,100	3,983,468
General Mills, Inc.(b)	103,400	4,914,602
Heinz (H.J.) & Co.	94,850	3,718,120
Hershey Foods Corp.	67,400	3,118,598
Kellogg Co.(b)	108,200	4,528,170
McCormick & Co., Inc.	36,300	1,234,200
Monsanto Co.(b)	69,298	2,667,973
Pepsi Bottling Group, Inc.	70,400	2,150,016
PepsiCo, Inc.	462,740	24,932,431
Sara Lee Corp.	215,800	4,961,242
Sysco Corp.(b)	172,100	6,173,227
Wrigley (William) Jr. Co.	62,700	3,953,235

		123,747,614

Forest Products — 0.6%
Boise Cascade Corp.	19,886	748,509
Georgia-Pacific Corp.	68,039	2,516,082
International Paper Co.(b)	131,467	5,876,575
Louisiana-Pacific Corp.	31,000	733,150
MeadWestvaco Corp.	57,289	1,683,724
Plum Creek Timber Co., Inc.(b)	53,300	1,736,514
Temple-Inland, Inc.	16,000	1,108,000
Weyerhaeuser Co.	59,300	3,743,016

		18,145,570

Gas Pipelines — 0.2%
Cinergy Corp.	48,339	1,836,882
Peoples Energy Corp.(b)	11,400	480,510
Sempra Energy(b)	63,054	2,170,949
Williams Cos., Inc.	131,300	1,562,470

		6,050,811

Hospitals/Healthcare Management — 2.7%
Aetna, Inc.(b)	43,112	3,664,520
Agilent Technologies, Inc.(a)	127,913	3,745,293
Amgen, Inc.(a)	352,664	19,244,874
Anthem, Inc.(a)(b)	37,200	3,331,632
Applera Corp.-Applied Biosystems Group(b)	60,000	1,305,000
Caremark Rx, Inc.(a)	124,000	4,084,560
Chiron Corp.(a)(b)	51,600	2,303,424
Express Scripts, Inc.(a)(b)	21,200	1,679,676
Forest Laboratories, Inc.(a)(b)	100,800	5,708,304
Gilead Sciences, Inc.(a)	6,000	402,000
HCA, Inc.(b)	136,198	5,664,475
Health Management Associates, Inc. (Class “A” Stock)(b)	66,300	1,486,446
Humana, Inc.(a)	46,100	779,090
IMS Health, Inc.(b)	69,020	1,617,829
Manor Care, Inc.	22,950	750,006
McKesson Corp.	81,107	2,784,403
Medco Health Solutions, Inc.(a)	74,796	2,804,850
MedImmune, Inc.(a)	68,200	1,595,880
Tenet Healthcare Corp.(a)	127,100	1,704,411

SEE NOTES TO FINANCIAL STATEMENTS.

B72

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Hospitals/Healthcare Management (Cont’d.)
UnitedHealth Group, Inc.(b)	166,100	$10,339,725
Wellpoint Health Networks, Inc.(a)	44,200	4,950,842

		79,947,240

Household Products & Personal Care — 0.4%
Kimberly-Clark Corp.	139,088	9,163,117
Leggett & Platt, Inc.	56,400	1,506,444

		10,669,561

Housing Related — 0.3%
Masco Corp.(b)	126,600	3,947,388
Maytag Corp.(b)	21,800	534,318
Newell Rubbermaid, Inc.(b)	72,249	1,697,852
Stanley Works	19,800	902,484
Whirlpool Corp.(b)	19,300	1,323,980

		8,406,022

Human Resources
Robert Half International, Inc.(b)	41,900	1,247,363

Insurance — 4.5%
ACE, Ltd.	75,200	3,179,456
AFLAC, Inc.	141,800	5,786,858
Allstate Corp.	193,688	9,016,177
American International Group, Inc.	708,787	50,522,337
Aon Corp.(b)	81,325	2,315,323
Chubb Corp.(b)	49,700	3,388,546
CIGNA Corp.	36,700	2,525,327
Cincinnati Financial Corp.(b)	45,360	1,974,067
Hartford Financial Services Group, Inc.(b)	80,400	5,526,696
Jefferson-Pilot Corp.	38,418	1,951,634
Lincoln National Corp.	47,700	2,253,825
Loews Corp.	51,800	3,105,928
Marsh & McLennan Cos., Inc.(b)	143,100	6,493,878
MBIA, Inc.(b)	37,550	2,144,856
MetLife, Inc.	209,200	7,499,820
MGIC Investment Corp.(b)	27,900	2,116,494
Principal Financial Group, Inc.	84,800	2,949,344
Progressive Corp.	57,700	4,921,810
SAFECO Corp.(b)	37,400	1,645,600
St. Paul Cos., Inc.	179,298	7,268,741
Torchmark Corp.	31,000	1,667,800
UnumProvident Corp.(b)	80,456	1,279,250
XL Capital, Ltd. (Bermuda) (Class “A” Stock)	38,000	2,867,480

		132,401,247

Leisure — 1.1%
Brunswick Corp.	26,400	1,077,120
Carnival Corp.(b)	168,700	7,928,900
Disney (Walt) Co.	559,601	14,264,230
Harrah’s Entertainment, Inc.	29,750	1,609,475
Hilton Hotels Corp.(b)	104,800	1,955,568
Marriott International, Inc. (Class “A” Stock)(b)	63,600	3,172,368
Sabre Group Holdings, Inc. (Class “A” Stock)(b)	42,419	1,175,430
Starwood Hotels & Resorts Worldwide, Inc.(b)	56,800	2,547,480

		33,730,571

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Machinery — 0.8%
Caterpillar, Inc.	94,800	$7,530,912
Deere & Co.(b)	67,400	4,727,436
Dover Corp.	58,200	2,450,220
Eaton Corp.	43,200	2,796,768
Ingersoll-Rand Co. (Class “A” Stock)	46,250	3,159,337
Parker Hannifin Corp.	32,325	1,922,045
Snap-on, Inc.	14,300	479,765
Thermo Electron Corp.(a)	46,400	1,426,336

		24,492,819

Media — 3.0%
Clear Channel Communications, Inc.(b)	166,400	6,148,480
Comcast Corp. (Class “A” Stock)(a)	608,730	17,062,702
Dow Jones & Co., Inc.(b)	22,800	1,028,280
Gannett Co., Inc.	72,600	6,160,110
Interpublic Group of Cos., Inc.(a)(b)	116,200	1,595,426
Knight-Ridder, Inc.	19,400	1,396,800
McGraw Hill, Inc.	50,800	3,889,756
Meredith Corp.(b)	13,800	758,448
New York Times Co. (Class “A” Stock)(b)	41,500	1,855,465
R.R. Donnelley & Sons, Co.	56,900	1,878,838
Time Warner, Inc.(a)(b)	1,241,020	21,817,131
Tribune Co.(b)	90,400	4,116,816
Univision Communications, Inc. (Class “A” Stock)(a)(b)	91,500	2,921,595
Viacom, Inc. (Class “B” Stock)	473,136	16,900,418

		87,530,265

Metals—Ferrous — 0.1%
Allegheny Technologies, Inc.	21,940	396,017
Nucor Corp.(b)	21,800	1,673,368
United States Steel Corp.(b)	31,540	1,107,685
Worthington Industries, Inc.	24,000	492,720

		3,669,790

Metals—Non Ferrous — 0.3%
Alcoa, Inc.	236,876	7,824,014

Mineral Resources — 0.2%
Burlington Resources, Inc.	106,834	3,865,254
Phelps Dodge Corp.	23,528	1,823,655

		5,688,909

Miscellaneous-Basic Industry — 2.3%
AES Corp.(a)	161,700	1,605,681
BB&T Corp.(b)	145,000	5,360,650
Crane Co.	14,325	449,662
Danaher Corp.(b)	82,800	4,293,180
Ecolab, Inc.	65,200	2,066,840
Fortune Brands, Inc.	38,100	2,873,883
Honeywell, Inc.	233,550	8,554,936
Illinois Tool Works, Inc.(b)	85,200	8,169,828
International Game Technology(b)	92,200	3,558,920
ITT Industries, Inc.	25,000	2,075,000
Millipore Corp.(a)	14,200	800,454
Pall Corp.	36,000	942,840
PPG Industries, Inc.	46,600	2,912,034
Sealed Air Corp.(a)(b)	22,910	1,220,416
Textron, Inc.	38,100	2,261,235
Tyco International, Ltd.(b)	550,443	18,241,681
W.W. Grainger, Inc.	23,200	1,334,000

		66,721,240

SEE NOTES TO FINANCIAL STATEMENTS.

B73

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Miscellaneous – Consumer Growth/Staple — 0.7%
3M Co.(b)	211,800	$19,064,118
Black & Decker Corp.(b)	21,200	1,317,156

		20,381,274

Oil & Gas — 4.2%
Amerada Hess Corp.(b)	25,500	2,019,345
Anadarko Petroleum Corp.(b)	68,063	3,988,492
Ashland, Inc.	18,600	982,266
ChevronTexaco Corp.(b)	289,661	27,259,997
El Paso Corp.(b)	176,311	1,389,330
EOG Resources, Inc.(b)	29,500	1,761,445
Exxon Mobil Corp.	1,775,870	78,866,387
Kerr-McGee Corp.	30,626	1,646,760
Marathon Oil Corp.	94,300	3,568,312
NICOR, Inc.(b)	14,200	482,374
Sunoco, Inc.(b)	18,500	1,176,970
Unocal Corp.(b)	71,200	2,705,600

		125,847,278

Oil & Gas Exploration/Production — 0.8%
ConocoPhillips	186,897	14,258,372
Devon Energy Corp.(b)	63,400	4,184,400
Occidental Petroleum Corp.(b)	103,800	5,024,958

		23,467,730

Oil & Gas Services — 1.3%
Apache Corp.	88,850	3,869,417
Baker Hughes, Inc.	88,330	3,325,625
BJ Services Co.(a)	43,700	2,003,208
Halliburton Co.(b)	118,300	3,579,758
Kinder Morgan, Inc.	35,000	2,075,150
Nabors Industries, Ltd. (Barbados)(a)(b)	39,500	1,786,190
Noble Corp.(a)(b)	40,600	1,538,334
PG&E Corp.(a)(b)	112,500	3,143,250
Rowan Cos., Inc.(a)	28,700	698,271
Schlumberger, Ltd.	161,700	10,269,567
Transocean Sedco Forex, Inc.(a)(b)	86,633	2,507,159
Valero Energy Corp.(b)	34,600	2,552,096

		37,348,025

Precious Metals — 0.2%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)(b)	49,800	1,650,870
Newmont Mining Corp.(b)	118,403	4,589,300

		6,240,170

Railroads — 0.4%
Burlington Northern Santa Fe Corp.(b)	100,126	3,511,419
CSX Corp.(b)	57,412	1,881,391
Norfolk Southern Corp.	100,100	2,654,652
Union Pacific Corp.	71,700	4,262,565

		12,310,027

Real Estate Investment Trust — 0.4%
Apartment Investment & Management Co. (Class “A” Stock)(b)	27,500	856,075

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Real Estate Investment Trust (Cont’d.)
Equity Office Properties Trust(b)	109,400	$2,975,680
Equity Residential Properties Trust	71,600	2,128,668
ProLogis	51,200	1,685,504
Simon Property Group, Inc.(b)	53,300	2,740,686

		10,386,613

Restaurants — 0.5%
Darden Restaurants, Inc.	50,250	1,032,638
McDonald’s Corp.	341,100	8,868,600
Wendy’s International, Inc.	30,700	1,069,588
Yum! Brands, Inc.	82,400	3,066,928

		14,037,754

Retail — 6.5%
Albertson’s, Inc.(b)	97,944	2,599,434
AutoNation, Inc.(a)(b)	79,500	1,359,450
AutoZone, Inc.(a)(b)	24,100	1,930,410
Bed Bath & Beyond, Inc.(a)	82,200	3,160,590
Best Buy Co., Inc.	89,450	4,538,693
Big Lots, Inc.(a)	35,200	508,992
Circuit City Stores, Inc.(b)	55,200	714,840
Costco Wholesale Corp.	126,532	5,196,669
CVS Corp.(b)	109,800	4,613,796
Dillard’s, Inc. (Class “A” Stock)	25,750	574,225
Dollar General Corp.	90,203	1,764,371
Family Dollar Stores, Inc.(b)	45,600	1,387,152
Federated Department Stores, Inc.(b)	48,100	2,361,710
Gap, Inc.(b)	244,287	5,923,960
Home Depot, Inc.	612,419	21,557,149
J.C. Penney Co., Inc.(b)	76,600	2,892,416
Kohl’s Corp.(a)(b)	93,700	3,961,636
Kroger Co.(a)(b)	198,400	3,610,880
Limited Brands	122,696	2,294,415
Liz Claiborne, Inc.	31,800	1,144,164
Lowe’s Cos., Inc.(b)	213,400	11,214,170
May Department Stores Co.(b)	79,600	2,188,204
Nordstrom, Inc.(b)	38,300	1,631,963
Office Depot, Inc.(a)(b)	89,000	1,593,990
Safeway, Inc.(a)(b)	113,700	2,881,158
Sears, Roebuck & Co.(b)	56,300	2,125,888
Sherwin-Williams Co.(b)	39,700	1,649,535
Staples, Inc.	136,800	4,009,608
Starbucks Corp.(a)(b)	104,900	4,561,052
Supervalu, Inc.(b)	39,000	1,193,790
Target Corp.	245,468	10,425,026
Tiffany & Co.	39,300	1,448,205
TJX Cos., Inc.(b)	140,200	3,384,428
Toys ‘R’ Us, Inc.(a)(b)	61,250	975,712
Wal-Mart Stores, Inc.	1,171,200	61,792,512
Walgreen Co.	280,200	10,146,042
Winn-Dixie Stores, Inc.(a)(b)	36,900	265,680

		193,581,915

Rubber — 0.1%
B.F. Goodrich Co.(b)	31,800	1,028,094
Cooper Tire & Rubber Co.	23,800	547,400
Goodyear Tire & Rubber Co.(a)(b)	49,200	447,228

		2,022,722

SEE NOTES TO FINANCIAL STATEMENTS.

B74

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Telecommunications — 4.5%
ADC Telecommunications, Inc.(a)	232,400	$660,016
Alltel Corp.(b)	84,500	4,277,390
Andrew Corp.(a)(b)	36,112	722,601
AT&T Corp.(b)	219,073	3,205,038
AT&T Wireless Services, Inc.(a)	737,343	10,558,752
BellSouth Corp.	492,700	12,918,594
CenturyTel, Inc.(b)	40,100	1,204,604
CIENA Corp.(a)(b)	115,000	427,800
Citizens Communications Co.(a)	74,000	895,400
Lucent Technologies, Inc.(a)(b)	1,160,305	4,385,953
Motorola, Inc.(b)	641,295	11,703,634
Nextel Communications, Inc. (Class “A” Stock)(a)(b)	299,900	7,995,334
QUALCOMM, Inc.	220,100	16,062,898
Qwest Communications International, Inc.(a)	473,947	1,701,470
SBC Communications, Inc.(b)	894,574	21,693,419
Scientific-Atlanta, Inc.	39,200	1,352,400
Sprint Corp.(b)	390,700	6,876,320
Tellabs, Inc.(a)(b)	116,000	1,013,840
Verizon Communications, Inc.	754,438	27,303,111

		134,958,574

Textiles — 0.1%
VF Corp.	27,536	1,341,003

Tobacco — 0.1%
R.J. Reynolds Tobacco Holdings, Inc.(b)	22,000	1,486,980
UST, Inc.	41,700	1,501,200

		2,988,180

Toy Manufacturer — 0.1%
Hasbro, Inc.(b)	47,650	905,350
Mattel, Inc.(b)	120,281	2,195,128

		3,100,478

Trucking & Shipping — 1.0%
FedEx Corp.(b)	80,840	6,603,820
Ryder System, Inc.	17,600	705,232
United Parcel Service, Inc. (Class “B” Stock)	308,400	23,182,428

		30,491,480

Utilities – Electric & Gas — 0.4%
Dynegy, Inc. (Class “A” Stock)(a)(b)	113,300	482,658
Exelon Corp.	181,750	6,050,457
KeySpan Corp.(b)	43,400	1,592,780
NiSource, Inc.(b)	73,000	1,505,260
Progress Energy, Inc.(b)	65,214	2,872,677

		12,503,832

Utilities – Electric — 1.5%
Allegheny Energy, Inc.(a)(b)	35,200	542,432
Ameren Corp.(b)	48,200	2,070,672
American Electric Power Co., Inc.(b)	107,940	3,454,080
Calpine Corp.(a)(b)	95,000	410,400
CenterPoint Energy, Inc.(b)	90,610	1,042,015
CMS Energy Corp.(a)(b)	43,100	393,503

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Utilities – Electric (Cont’d.)
Consolidated Edison, Inc.(b)	62,700	$2,492,952
Constellation Energy Group	46,850	1,775,615
Dominion Resources, Inc.	86,142	5,433,837
DTE Energy Co.(b)	42,300	1,714,842
Duke Energy Co.(b)	249,262	5,057,526
Edison International(b)	85,100	2,176,007
Entergy Corp.	63,200	3,539,832
FirstEnergy Corp.	91,236	3,413,139
FPL Group, Inc.(b)	50,700	3,242,265
Public Service Enterprise Group, Inc.(b)	63,700	2,549,911
Southern Co.(b)	199,300	5,809,595
TECO Energy, Inc.(b)	49,700	595,903

		45,714,526

Waste Management — 0.2%
Allied Waste Industries, Inc.(a)(b)	90,200	1,188,836
Waste Management, Inc.	152,830	4,684,239

		5,873,075

TOTAL COMMON STOCKS (cost $2,203,253,590)		2,878,793,878

CONTINGENT VALUE OBLIGATION
Utilities — Electric & Gas
Progress Energy, Inc.(a)(e) (cost $17,640)	36,000	0

TOTAL LONG-TERM INVESTMENTS (cost $2,203,271,230)		2,878,793,878

SHORT-TERM INVESTMENTS — 25.8%
Mutual Fund — 25.5%
Dryden Core Investment Fund — Taxable Money Market Series (Note 4)(c)	757,993,641	757,993,641

	Principal Amount (000)
U.S. Government Obligation — 0.3%
United States Treasury Bills(d)(f) 1.19%, 9/16/04	$7,500	7,479,945

TOTAL SHORT-TERM INVESTMENTS (cost $765,471,115)		765,473,586

TOTAL INVESTMENTS — 122.7% (cost $2,968,742,345; Note 6)		3,644,267,464
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(g)		368,178
LIABILITIES IN EXCESS OF OTHER ASSETS — (22.7)%		(674,996,647)

NET ASSETS — 100%		$2,969,638,995

SEE NOTES TO FINANCIAL STATEMENTS.

B75

STOCK INDEX PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $646,329,954; cash collateral of $676,950,885 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.

(d)	Security segregated as collateral for futures contracts.

(e)	Indicates a fair valued security.

(f)	Rate quoted represents yield-to-maturity at purchase date.

(g)	Open futures contracts as of June 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation
Long Positions:
318	S&P 500 Index	Sep 04	$89,962,050	$90,661,800	$699,750

SEE NOTES TO FINANCIAL STATEMENTS.

B76

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 97.4%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace & Defense — 3.9%
Lockheed Martin Corp.	530,000	$27,602,400
Northrop Grumman Corp.(b)	566,600	30,426,420

		58,028,820

Biotechnology — 1.1%
MedImmune, Inc.(a)(b)	702,600	16,440,840

Capital Markets — 5.1%
Bank of New York Co., Inc. (The)	435,100	12,826,748
Lehman Brothers Holdings, Inc.	377,100	28,376,775
Mellon Financial Corp.	456,800	13,397,944
Merrill Lynch & Co., Inc.	396,800	21,419,264

		76,020,731

Chemicals — 1.6%
IMC Global, Inc.(b)	1,283,600	17,200,240
Lyondell Chemical Co.(b)	417,200	7,255,108

		24,455,348

Commercial Banks — 1.6%
Bank of America Corp.	280,992	23,777,543

Commercial Services & Supplies — 3.4%
Allied Waste Industries, Inc.(a)(b)	849,400	11,195,092
Cendant Corp.(b)	715,200	17,508,096
Waste Management, Inc.	752,000	23,048,800

		51,751,988

Communications Equipment — 2.4%
Avaya, Inc.(a)(b)	912,900	14,414,691
Nortel Networks Corp.(a)	4,346,900	21,691,031

		36,105,722

Computers & Peripherals — 1.1%
Hewlett-Packard Co.	816,950	17,237,645

Consumer Finance — 0.7%
American Express Services Co.	207,800	10,676,764

Diversified Financial Services — 6.3%
Citigroup, Inc.(b)	1,165,100	54,177,150
J.P. Morgan Chase & Co.	633,800	24,572,426
Principal Financial Group, Inc. (The)	469,500	16,329,210

		95,078,786

Diversified Telecommunication Services — 2.5%
ALLTEL Corp.(b)	290,000	14,679,800
SBC Communications, Inc.	945,200	22,921,100

		37,600,900

Electric Utilities — 5.0%
Exelon Corp.	441,700	14,704,193
FirstEnergy Corp.	713,200	26,680,812
PG&E Corp.(a)	378,500	10,575,290
TXU Corp.(b)	579,300	23,467,443

		75,427,738

Electronic Equipment & Instruments — 1.1%
Agilent Technologies, Inc.(a)	570,700	16,710,096

Energy Equipment & Services — 5.4%
ENSCO International, Inc.(b)	527,200	15,341,520
GlobalSantaFe Corp.(b)	837,400	22,191,100

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Energy Equipment & Services (cont’d.)
Halliburton Co.	1,045,800	$31,645,908
Schlumberger, Ltd.(b)	199,300	12,657,543

		81,836,071

Food & Staples Retailing — 2.7%
Kroger Co. (The)(a)(b)	1,529,200	27,831,440
Safeway, Inc.(a)(b)	478,400	12,122,656

		39,954,096

Healthcare Providers & Services — 5.0%
Anthem, Inc.(a)(b)	28,900	2,588,284
CIGNA Corp.	329,200	22,652,252
Express Scripts, Inc.(a)(b)	261,000	20,679,030
Medco Health Solutions, Inc.(a)	368,404	13,815,150
Wellcare Group, Inc.(a)	10,800	183,600
WellPoint Health Networks, Inc.(a)	133,400	14,942,134

		74,860,450

Hotels, Restaurants & Leisure — 1.9%
Brinker International, Inc.(a)(b)	437,200	14,917,264
McDonald’s Corp.	518,000	13,468,000

		28,385,264

Household Products — 1.4%
Kimberly-Clark Corp.	327,200	21,555,936

Industrial Conglomerates — 2.0%
Tyco International, Ltd. (Bermuda)(b)	915,600	30,342,984

Insurance — 7.9%
Allstate Corp.	328,000	15,268,400
Genworth Financial, Inc. (Class “A” Stock)(a)	912,900	20,951,055
Loews Corp.	364,300	21,843,428
St. Paul Travelers Cos., Inc. (The)	644,363	26,122,476
XL Capital, Ltd. (Class “A” Stock)(b)	467,600	35,285,096

		119,470,455

Media — 4.7%
DIRECTV Group, Inc. (The)(a)	1,066,481	18,236,825
Liberty Media Corp. (Class “A” Stock)(a)	1,152,200	10,358,278
New York Times Co. (The) (Class “A” Stock)(b)	205,400	9,183,434
News Corp., Ltd. (The), ADR (Australia)(b)	463,301	15,233,337
Viacom, Inc. (Class “B” Stock)	498,200	17,795,704

		70,807,578

Multi-Utilities — 2.4%
Dominion Resources, Inc.(b)	308,600	19,466,488
Sempra Energy(b)	470,700	16,206,201

		35,672,689

Office Electronics — 2.2%
Xerox Corp.(a)(b)	2,290,200	33,207,900

Oil & Gas — 10.4%
Eni S.p.A. ADR(b)	229,400	23,017,996
ExxonMobil Corp.	532,000	23,626,120
Kerr-McGee Corp.(b)	280,200	15,066,354

SEE NOTES TO FINANCIAL STATEMENTS.

B77

VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Oil & Gas (cont’d.)
Nexen, Inc.(a)	608,100	$23,728,062
Occidental Petroleum Corp.(b)	540,600	26,170,446
Suncor Energy, Inc.	884,500	22,652,045
Total SA, ADR (France)	235,900	22,665,272

		156,926,295

Paper & Forest Products — 4.4%
Boise Cascade Corp.(b)	467,200	17,585,408
Georgia-Pacific Corp.(b)	566,900	20,963,962
International Paper Co.(b)	606,000	27,088,200

		65,637,570

Pharmaceuticals — 2.3%
Novartis AG, ADR (Switzerland)	525,800	23,398,100
Wyeth	302,242	10,929,071

		34,327,171

Semiconductors & Semiconductor Equipment — 1.5%
Agere Systems, Inc. (Class “B” Stock)(a)	9,876,200	21,233,830
Semiconductor Manufacturing International Corp. ADR (Cayman Islands)(a)(b)	192,900	2,069,817

		23,303,647

Software — 2.0%
Mentor Graphics Corp.(a)(b)	980,500	15,168,335
Microsoft Corp.	523,900	14,962,584
Salesforce.com, Inc.(a)	10,900	175,163

		30,306,082

COMMON STOCKS		Value (Note 2)
(Continued)	Shares
Specialty Retail — 2.7%
Limited Brands	825,400	$15,434,980
Toys “R” Us, Inc.(a)(b)	1,537,900	24,498,747

		39,933,727

Tobacco — 2.1%
Altria Group, Inc.	622,900	31,176,145

Wireless Telecommunication Services — 0.6%
AT&T Wireless Services, Inc.(a)	668,200	9,568,624

TOTAL LONG-TERM INVESTMENTS
(cost $1,248,611,259)		1,466,585,605

SHORT-TERM INVESTMENTS — 28.9%
Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series, (cost $434,859,172; Note 4)(c)	434,859,172	434,859,172

TOTAL INVESTMENTS — 126.3% (cost $1,683,470,431; Note 6)		1,901,444,777
LIABILITIES IN EXCESS OF OTHER ASSETS — (26.3)%		(395,620,650)

NET ASSETS — 100%		$1,505,824,127

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $363,229,462; cash collateral of $395,136,093 was received with which the portfolio purchased securities.

(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.

SEE NOTES TO FINANCIAL STATEMENTS.

B78

ZERO COUPON BOND PORTFOLIO 2005

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 96.4%	Maturity Date	Principal Amount (000)	Value (Note 2)
LONG-TERM BONDS
U.S. GOVERNMENT & AGENCY OBLIGATIONS
Federal National Mortgage Association	01/24/05	$ 1,400	$1,384,576
Federal National Mortgage Association	01/24/06	2,320	2,219,182
Financing Corp.	02/08/05	688	679,860
Financing Corp.	11/11/05	425	410,186
Financing Corp.	08/08/07	2,070	1,852,453
United States Treasury Strip	08/15/05	41,095	40,107,158
United States Treasury Strip	02/15/06	7,970	7,656,389
United States Treasury Strip	08/15/07	5,830	5,260,415

TOTAL LONG-TERM INVESTMENTS (cost $57,570,950)			59,570,219

SHORT-TERM INVESTMENTS — 3.7%
		Shares
MUTUAL FUND
Dryden Core Investment Fund – Taxable Money Market Series (cost $2,273,620; Note 4)(c)		2,273,620	2,273,620

TOTAL INVESTMENTS — 100.1% (cost $59,844,570; Note 6)			61,843,839
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(60,371)

NET ASSETS — 100.0%			$61,783,468

SEE NOTES TO FINANCIAL STATEMENTS.

B79

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND, INC.

(Unaudited)

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of thirty-six Portfolios (“Portfolio” or “Portfolios”), each with a separate series of capital stock. The information presented in these financial statements pertains to fourteen Portfolios: Conservative Balanced Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Global Portfolio, Government Income Portfolio, High Yield Bond Portfolio, Jennison Portfolio, Money Market Portfolio, Natural Resources Portfolio, Small Capitalization Stock Portfolio, Stock Index Portfolio, Value Portfolio and Zero Coupon Bond Portfolio 2005.

The Portfolios of the Series Fund have the following as investment objectives:

Conservative Balanced Portfolio:    Total investment return consistent with a conservatively managed diversified portfolio by investing in a mix of equity-related securities, debt obligations and money market instruments.

Diversified Bond Portfolio:    High level of income over a longer term while providing reasonable safety of capital by investing in intermediate and long-term debt obligations that are rated investment grade and high quality money market instruments. The types of debt obligations in which the Portfolio can invest include U.S. government securities, mortgage-related securities and corporate bonds.

Equity Portfolio:    Capital appreciation by investing primarily in stocks of major, established corporations as well as small companies.

Flexible Managed Portfolio:    High total return consistent with an aggressively managed diversified portfolio by investing in a mix of equity and equity-related securities, debt obligations and money market instruments.

Global Portfolio:    Long-term growth of capital by investing primarily in equity and equity-related securities of foreign and U.S. companies.

Government Income Portfolio:    High level of income over the long-term consistent with the preservation of capital by investing primarily in intermediate and long-term U.S. government securities, including U.S. Treasuries and agencies and mortgage-related securities.

High Yield Bond Portfolio:    High total return by investing primarily in medium to lower rated debt securities.

Jennison Portfolio:    Long-term growth of capital by investing primarily in equity securities of established companies that the Portfolio manager believes offer above-average growth prospects.

Money Market Portfolio:    Maximum current income consistent with the stability of capital and maintenance of liquidity by investing in high quality short-term money market securities issued by the U.S government and its agencies, as well as commercial paper, asset backed securities, certificates of deposit and other obligations issued by banks, corporations and other companies, that generally mature in 13 months or less.

Natural Resources Portfolio:    Long-term growth of capital by investing primarily in stocks of companies that operate within, or do business with, the natural resources sector of the economy.

Small Capitalization Stock Portfolio:    Long-term growth of capital that corresponds to the price and yield performance of the Standard & Poor’s Small Capitalization Stock Index (the “S&P 600 SmallCap Index”) by investing primarily in stocks of the S&P 600 SmallCap Index.

Stock Index Portfolio:    Investment results that generally correspond to the price and yield performance of the S&P 500 Index by investing primarily in stocks in the S&P 500 Index.

Value Portfolio:    Capital appreciation by investing in equity and equity-related securities that are undervalued.

Zero Coupon Bond Portfolio 2005:    Highest predictable compound investment for a specific period of time, consistent with safety of invested capital by investing primarily in debt obligations of the U.S. Treasury and corporations, issued without interest coupons or stripped of their interest coupons.

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The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolios’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Money Market, Conservative Balanced and Flexible Managed Portfolios use amortized cost to value short-term securities. Short-term securities that are held in the other Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

The High Yield Bond Portfolio may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the High Yield Bond Portfolio at June 30, 2004 include registration rights, under which the Portfolio may demand registration by the issuer, of which the Portfolio may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities – at the current daily rates of exchange.

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(ii)  purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain Portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    The High Yield Bond Portfolio may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Portfolio and the borrower (“intermediate participants”). The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Series Fund currently owns or intends to purchase. The Series Fund’s principle reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series Fund has realized a gain (loss). The

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difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    The Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series Fund has the right to repurchase the securities using the collateral in the open market. The Series Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series Fund also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Swaps:    Certain Portfolios of the Series Fund may enter into interest rate and total return swap agreements. A swap agreement is an agreement between two parties to exchange a series of cash flows at specified intervals. Based on a notional amount, each party pays an interest rate or the change in the value of a security. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments. Gain (loss) is realized on the termination date of the swap and is equal to the difference between a Portfolio’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Portfolio may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

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For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Custody Fee Credits:    The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions:    Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the same Portfolio. The Money Market Portfolio will declare and reinvest dividends from net investment income and net realized capital gains daily. The Diversified Bond, Government Income, High Yield Bond, and Zero Coupon Bond 2005 will declare and distribute dividends from net investment income, if any, quarterly and distributions from net capital gains, if any, at least annually. All other Portfolios will declare and distribute dividends from net investment income and distributions from net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), GE Asset Management (“GEAM”) and Salomon Brothers Asset Management (“Salomon”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee
Conservative Balanced Portfolio	0.55%
Diversified Bond Portfolio	0.40
Equity Portfolio	0.45
Flexible Managed Portfolio	0.60
Global Portfolio	0.75
Government Income Portfolio	0.40
High Yield Bond Portfolio	0.55
Jennison Portfolio	0.60
Money Market Portfolio	0.40
Natural Resources Portfolio	0.45
Small Capitalization Stock Portfolio	0.40
Stock Index Portfolio	0.35
Value Portfolio	0.40
Zero Coupon Bond Portfolio 2005	0.40

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The subadvisers provide investment advisory services to the Portfolios as follows. Where more than one subadviser is listed, each subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Conservative Balanced Portfolio	PIM
Diversified Bond Portfolio	PIM
Equity Portfolio	Jennison, GEAM, Salomon
Flexible Managed Portfolio	PIM
Global Portfolio	Jennison
Government Income Portfolio	PIM
High Yield Bond Portfolio	PIM
Jennison Portfolio	Jennison
Money Market Portfolio	PIM
Natural Resources Portfolio	Jennison
Small Capitalization Stock Portfolio	PIM
Stock Index Portfolio	PIM
Value Portfolio	Jennison
Zero Coupon Bond Portfolio 2005	PIM

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has agreed to reimburse each Portfolio (other than Global) the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeded the percentage stated below, of the Portfolio’s average daily net assets.

Portfolio	Class I Expense limit	Class II Expense limit
Conservative Balanced Portfolio	0.75%	N/A
Diversified Bond Portfolio	0.75	N/A
Equity Portfolio	0.75	1.15%
Flexible Managed Portfolio	0.75	N/A
Government Income Portfolio	0.75	N/A
High Yield Bond Portfolio	0.75	N/A
Jennison Portfolio	0.75	1.15
Money Market Portfolio	0.75	N/A
Natural Resources Portfolio	0.75	N/A
Small Capitalization Stock Portfolio	0.75	N/A
Stock Index Portfolio	0.75	N/A
Value Portfolio	0.75	1.15
Zero Coupon Bond Portfolio 2005	0.75	N/A

N/A – Not applicable – Portfolio does not currently have Class II shares.

PIMS, PI, PIM and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expense paid to nonaffiliates, where applicable. During the six months ended June 30, 2004, the Series Fund incurred fees for the services of PMFS and as of June 30, 2004 fees were due to PMFS as follows:

Portfolio	Amount Incurred for the Six Months Ended June 30, 2004	Amount Due as of June 30, 2004
Conservative Balanced Portfolio	$1,000	$200
Diversified Bond Portfolio	1,300	200
Equity Portfolio	2,600	400
Flexible Managed Portfolio	1,000	200
Global Portfolio	2,500	400
Government Income Portfolio	600	100
High Yield Bond Portfolio	1,200	200
Jennison Portfolio	3,100	500
Money Market Portfolio	2,600	500
Natural Resources Portfolio	700	100
Small Capitalization Stock Portfolio	900	100
Stock Index Portfolio	2,700	400
Value Portfolio	2,600	400
Zero Coupon Bond Portfolio 2005	200	40

PIM is the Series Fund’s securities lending agent. For the six months ended June 30, 2004, PIM was compensated as follows for these services by the Series Fund Portfolios:

PIM
Conservative Balanced Portfolio	$151,315
Diversified Bond Portfolio	53,630
Equity Portfolio	157,227
Flexible Managed Portfolio	176,619
Global Portfolio	85,031
Government Income Portfolio	40,116
High Yield Bond Portfolio	145,094
Jennison Portfolio	106,813
Natural Resources Portfolio	116,196
Small Capitalization Stock Portfolio	75,708
Stock Index Portfolio	125,330
Value Portfolio	101,131

For the six months ended June 30, 2004, Wachovia Corp. (“Wachovia”), an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Wachovia
Equity Portfolio	$3,482
Jennison Portfolio	13,420
Value Portfolio	59,355

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Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2004, the following Portfolios earned income from the Series by investing their excess cash and collateral from securities lending. See Note 2 relating to Securities Lending:

Portfolio	Excess Cash Investment	Securities Lending Cash Collateral Investment
Conservative Balanced Portfolio	$2,533,018	$453,944
Diversified Bond Portfolio	1,449,167	160,889
Equity Portfolio	341,929	471,680
Flexible Managed Portfolio	465,377	528,955
Global Portfolio	45,319	255,091
Government Income Portfolio	316,313	120,347
High Yield Bond Portfolio	287,808	435,280
Jennison Portfolio	162,381	320,436
Natural Resources Portfolio	26,580	348,588
Small Capitalization Stock Portfolio	79,959	227,122
Stock Index Portfolio	448,329	375,990
Value Portfolio	212,955	303,392
Zero Coupon Bond Portfolio 2005	8,423	—

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2004 were as follows:

Cost of Purchases:

Portfolio
Conservative Balanced Portfolio	$232,920,966
Diversified Bond Portfolio	559,913,097
Equity Portfolio	976,807,610
Flexible Managed Portfolio	1,250,361,064
Global Portfolio	445,419,150
Government Income Portfolio	26,334,565
High Yield Bond Portfolio	492,595,153
Jennison Portfolio	773,489,819
Natural Resources Portfolio	59,105,045
Small Capitalization Stock Portfolio	75,368,033
Stock Index Portfolio	41,995,465
Value Portfolio	440,270,176
Zero Coupon Bond Portfolio 2005	—

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Proceeds from Sales:

Portfolio
Conservative Balanced Portfolio	$195,932,380
Diversified Bond Portfolio	483,812,881
Equity Portfolio	978,788,003
Flexible Managed Portfolio	1,190,127,606
Global Portfolio	438,671,009
Government Income Portfolio	22,031,451
High Yield Bond Portfolio	499,667,804
Jennison Portfolio	667,661,016
Natural Resources Portfolio	51,531,250
Small Capitalization Stock Portfolio	69,048,442
Stock Index Portfolio	89,811,850
Value Portfolio	440,077,176
Zero Coupon Bond Portfolio 2005	—

The Diversified Bond Portfolio entered into a credit default swap agreement during the six months ended June 30, 2004. Details of the swap agreement outstanding as of June 30, 2004 were as follows:

Diversified Bond Portfolio

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation
Morgan Stanley	6/20/09	$4,000	0.82%	Tyco International Group, S.A., 6.00%, due 11/15/13	$48,993

(a)	The Portfolio pays the floating rate and receives from the counterparty par in the event that the underlying bond defaults.

Note 6:	Tax Information

For federal income tax purposes, the following Portfolios had approximate capital loss carryforwards as of December 31, 2003:

Portfolio	Approximate Capital Loss Carryforward(a)		Expiration Date
			2009	2010	2011
Diversified Bond	$13,322,000		—	$13,322,000	—
Equity	881,767,000		$150,352,000	525,994,000	$205,421,000
Flexible Managed	395,441,000		133,937,000	261,504,000	—
Global Portfolio	270,393,000		119,545,000	145,175,000	5,673,000
Jennison	1,175,421,000		546,470,000	508,642,000	120,309,000
High Yield Bond	285,339,000	(b)
Value Portfolio	212,964,000		—	168,729,000	44,235,000

(a)	Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards.
(b)	Approximately $43,467,000 expiring in 2007, $59,264,000 expiring in 2008, $80,595,000 expiring in 2009 and $102,013,000 expiring in 2010.

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The following Portfolios have elected to treat post-October losses incurred in the period November 1, 2003 through December 31, 2003 as being incurred in the current fiscal year:

	Approximate Post October Losses
Portfolio	Currency	Capital
Diversified Bond Portfolio	$1,167,000	—
Government Income Portfolio	—	$858,000
High Yield Bond Portfolio	—	3,075,000
Natural Resources	24,000	—
Small Capitalization Stock Portfolio	—	12,000

The United States federal income tax basis and net unrealized appreciation (depreciation) of the Series Fund’s investments as of June 30, 2004 were as follows:

Portfolio	Tax Basis	Appreciation	Depreciation	Total Net Unrealized
Conservative Balanced Portfolio	$3,606,709,433	$295,610,415	$299,833,736	$(4,223,321)
Diversified Bond Portfolio	1,549,029,837	23,203,997	16,672,731	6,531,266
Equity Portfolio	4,046,396,459	604,710,322	118,323,140	486,387,182
Flexible Managed Portfolio	4,397,018,419	314,495,818	90,280,341	224,215,477
Global Portfolio	721,354,917	72,788,150	15,023,253	57,764,897
Government Income Portfolio	564,781,361	6,174,220	5,862,430	311,790
High Yield Bond Portfolio	1,745,704,249	68,863,585	71,632,991	(2,769,406)
Jennison Portfolio	2,258,394,305	301,615,717	32,838,031	268,777,686
Natural Resources Portfolio	489,481,312	198,447,102	12,071,210	186,375,892
Small Capitalization Stock Portfolio	761,529,728	190,537,097	56,872,033	133,665,064
Stock Index Portfolio	2,969,831,758	983,164,570	308,728,864	674,435,706
Value Portfolio	1,293,041,585	224,299,524	11,032,424	213,267,100
Zero Coupon Bond 2005 Portfolio	59,844,570	2,027,871	28,602	1,999,269

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investments companies.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2004, the Equity, Jennison and Value Portfolios have Class II shares outstanding.

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Transactions in shares of common stock of the Equity, Jennison and Value Portfolios were as follows:

Equity Portfolio:
Class I	Shares	Amount
Six Months ended June 30, 2004:
Capital stock sold	2,788,036	$57,996,894
Capital stock issued in reinvestment of dividends and distributions	13,561	277,872
Capital stock repurchased	(8,066,552)	(168,037,309)

Net increase (decrease) in shares outstanding	(5,264,955)	$(109,762,543)

Year ended December 31, 2003:
Capital stock sold	5,720,088	$100,538,375
Capital stock issued in reinvestment of dividends and distributions	1,744,798	34,653,868
Capital stock repurchased	(20,096,637)	(343,330,924)

Net increase (decrease) in shares outstanding	(12,631,751)	$(208,138,681)

Class II
Six Months ended June 30, 2004:
Capital stock sold	21,106	$446,469
Capital stock repurchased	(5,503)	(115,500)

Net increase (decrease) in shares outstanding	15,603	$330,969

Year ended December 31, 2003:
Capital stock sold	28,957	$525,059
Capital stock issued in reinvestment of dividends and distributions	175	3,532
Capital stock repurchased	(14,266)	(253,850)

Net increase (decrease) in shares outstanding	14,866	$274,741

Jennison Portfolio:
Class I	Shares	Amount
Six Months ended June 30, 2004:
Capital stock sold	13,040,015	$219,100,857
Capital stock issued in reinvestment of dividends and distributions	621	10,258
Capital stock repurchased	(6,729,284)	(113,275,480)

Net increase (decrease) in shares outstanding	6,311,352	$105,835,635

Year ended December 31, 2003:
Capital stock sold	14,265,473	$207,272,223
Capital stock issued in reinvestment of dividends and distributions	248,870	4,049,114
Capital stock repurchased	(16,408,586)	(229,354,175)

Net increase (decrease) in shares outstanding	(1,894,243)	$(18,032,838)

Class II
Six Months ended June 30, 2004:
Capital stock sold	522,528	$8,707,218
Capital stock repurchased	(377,830)	(6,239,382)

Net increase (decrease) in shares outstanding	144,698	$2,467,836

Year ended December 31, 2003:
Capital stock sold	1,819,063	$25,649,467
Capital stock repurchased	(1,094,135)	(15,195,715)

Net increase (decrease) in shares outstanding	724,928	$10,453,752

C11

Value Portfolio:
Class I	Shares	Amount
Six Months ended June 30, 2004:
Capital stock sold	2,036,103	$36,647,103
Capital stock repurchased	(4,267,403)	(76,807,546)

Net increase (decrease) in shares outstanding	(2,231,300)	$(40,160,443)

Year ended December 31, 2003:
Capital stock sold	5,673,401	$84,460,988
Capital stock issued in reinvestment of dividends and distributions	1,194,010	20,034,413
Capital stock repurchased	(13,710,924)	(200,548,356)

Net increase (decrease) in shares outstanding	(6,843,513)	$(96,052,955)

Class II
Six Months ended June 30, 2004:
Capital stock sold	2,420	$43,329
Capital stock repurchased	(15,383)	(275,640)

Net increase (decrease) in shares outstanding	(12,963)	$(232,311)

Year ended December 31, 2003:
Capital stock sold	77,963	$1,111,568
Capital stock issued in reinvestment of dividends and distributions	1,571	26,692
Capital stock repurchased	(26,419)	(385,718)

Net increase (decrease) in shares outstanding	53,115	$752,542

Note 8:	Borrowings

The Series Fund (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period January 1, 2004 through April 30, 2004, the SCA provided for a commitment of $800 million and allowed the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata based on net assets.

The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. Effective May 1, 2004 the commitment was reduced to $500 million. All other terms and conditions remain the same. The expiration date of the renewed SCA is October, 29, 2004.

The following Portfolios utilized the line of credit during the six months ended June 30, 2004. The average balance is for the number of days the Portfolio had an outstanding balance.

Portfolio	Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates
Equity Portfolio	$186,500	4	1.54%
Global Portfolio	790,000	4	1.55
Jennison Portfolio	214,779	20	1.54
Value	154,000	3	1.57

Note 9:	Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP was previously the independent auditors for the Series Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Series Fund.

The reports on the financial statements of the Series Fund audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Series Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

C12

Financial Highlights

(Unaudited)

	Conservative Balanced Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$14.34		$12.43	$13.69	$14.63	$15.36	$15.08

Income From Investment Operations:
Net investment income	0.14		0.28	0.34	0.44	0.59	0.62
Net realized and unrealized gains (losses) on investments	0.13		1.99	(1.57)	(0.75)	(0.65)	0.37

Total from investment operations	.27		2.27	(1.23)	(0.31)	(0.06)	0.99

Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.36)	—	(0.48)	(0.56)	(0.62)
Distributions from net realized gains	(0.08)		—	(0.03)	(0.15)	(0.11)	(0.06)
Distributions in excess of net realized gains	—		—	—	—	—	(0.03)

Total dividends and distributions	(0.36)		(0.36)	(0.03)	(0.63)	(0.67)	(0.71)

Net Asset Value, end of period	$14.25		$14.34	$12.43	$13.69	$14.63	$15.36

Total Investment Return(a)	1.96%		18.77%	(8.98)%	(2.02)%	(0.48)%	6.69%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,847.0		$2,895.0	$2,660.3	$3,259.7	$3,714.3	$4,387.1
Ratios to average net assets:
Expenses	0.58	%(b)	0.58%	0.58%	0.58%	0.60%	0.57%
Net investment income	1.92	%(b)	2.02%	2.49%	3.05%	3.79%	4.02%
Portfolio turnover rate	105	%(c)	248%	260%	239%	85%	109%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Diversified Bond Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.17		$10.82	$11.36	$11.28	$10.95	$11.06

Income From Investment Operations:
Net investment income	0.24		0.45	0.57	0.67	0.77	0.67
Net realized and unrealized gains (losses) on investments	(0.22)		0.35	0.17	0.12	0.26	(0.75)

Total from investment operations	0.02		0.80	0.74	0.79	1.03	(0.08)

Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.45)	(1.27)	(0.71)	(0.70)	—
Distributions from net realized gains	—		—	—	—	— (b)	(0.03)
Tax return of capital distributions	—		—	(0.01)	—	—	—

Total dividends and distributions	(0.22)		(0.45)	(1.28)	(0.71)	(0.70)	(0.03)

Net Asset Value, end of period	$10.97		$11.17	$10.82	$11.36	$11.28	$10.95

Total Investment Return(a)	0.17%		7.49%	7.07%	6.98%	9.72%	(0.74)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,346.1		$1,418.0	$1,370.3	$1,400.7	$1,269.8	$1,253.8
Ratios to average net assets:
Expenses	0.44	%(c)	0.44%	0.44%	0.44%	0.45%	0.43%
Net investment income	4.33	%(c)	4.02%	5.25%	6.35%	6.83%	6.25%
Portfolio turnover rate	263	%(d)	706%	595%	257%	139%	171%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Financial Highlights

(Unaudited)

	Equity Portfolio
	Class I
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.55		$15.75	$20.49	$24.50	$28.90	$29.64

Income From Investment Operations:
Net investment income	0.09		0.17	0.17	0.18	0.51	0.54
Net realized and unrealized gains (losses) on investments	0.48		4.81	(4.75)	(2.83)	0.26	3.02

Total from investment operations	0.57		4.98	(4.58)	(2.65)	0.77	3.56

Less Dividends and Distributions:
Dividends from net investment income	—	(d)	(0.18)	(0.16)	(0.18)	(0.51)	(0.53)
Distributions in excess of net investment income	—		—	—	—	(0.02)	—
Distributions from net realized gains	—		—	—	(1.18)	(4.64)	(3.77)

Total dividends and distributions	—		(0.18)	(0.16)	(1.36)	(5.17)	(4.30)

Net Asset Value, end of period	$21.12		$20.55	$15.75	$20.49	$24.50	$28.90

Total Investment Return(a)	2.78%		31.65%	(22.34)%	(11.18)%	3.28%	12.49%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4,011.1		$4,012.3	$3,273.6	$4,615.9	$5,652.7	$6,235.0
Ratios to average net assets:
Expenses	0.48	%(b)	0.49%	0.48%	0.49%	0.49%	0.47%
Net investment income	0.89	%(b)	0.96%	0.88%	0.84%	1.75%	1.72%
Portfolio turnover rate	25	%(c)	54%	54%	153%	78%	9%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not Annualized.

(d)	Less than $0.01 per share.

	Equity Portfolio
	Class II
	Six Months Ended June 30, 2004		Year Ended December 31,				May 3, 1999(d) through December 31, 1999
			2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$20.58		$15.76	$20.49	$24.51	$28.92	$32.79

Income From Investment Operations:
Net investment income	0.06		0.08	0.09	0.09	0.39	0.28
Net realized and unrealized gains (losses) on investments	0.46		4.83	(4.72)	(2.83)	0.26	(0.60)

Total from investment operations	0.52		4.91	(4.63)	(2.74)	0.65	(0.32)

Less Dividends and Distributions:
Dividends from net investment income	—		(0.09)	(0.10)	(0.10)	(0.40)	(0.34)
Distributions in excess of net investment income	—		—	—	—	(0.02)	—
Distributions from net realized gains	—		—	—	(1.18)	(4.64)	(3.21)

Total dividends and distributions	—		(0.09)	(0.10)	(1.28)	(5.06)	(3.55)

Net Asset Value, end of period	$21.10		$20.58	$15.76	$20.49	$24.51	$28.92

Total Investment Return(a)	2.58%		31.11%	(22.62)%	(11.57)%	2.83%	(0.68)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1.1		$0.8	$0.4	$1.1	$1.8	$0.3
Ratios to average net assets:
Expenses	0.88	%(b)	0.89%	0.88%	0.89%	0.91%	0.87	%(b)
Net investment income	0.52	%(b)	0.54%	0.46%	0.45%	1.26%	1.33	%(b)
Portfolio turnover rate	25	%(c)	54%	54%	153%	78%	9	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not Annualized.

(d)	Commencement of offering of Class II shares.

SEE NOTES TO FINANCIAL STATEMENTS.

D2

Financial Highlights

(Unaudited)

	Flexible Managed Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.19		$12.55	$14.79	$16.53	$17.64	$16.56

Income From Investment Operations:
Net investment income	0.11		0.22	0.27	0.42	0.61	0.58
Net realized and unrealized gains (losses) on investments	0.39		2.70	(2.10)	(1.35)	(0.86)	0.69

Total from investment operations	0.50		2.92	(1.83)	(0.93)	(0.25)	1.27

Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.28)	(0.41)	(0.58)	(0.62)	—
Distributions from net realized gains	—		—	—	(0.23)	(0.24)	(0.19)

Total dividends and distributions	(0.22)		(0.28)	(0.41)	(0.81)	(0.86)	(0.19)

Net Asset Value, end of period	$15.47		$15.19	$12.55	$14.79	$16.53	$17.64

Total Investment Return(a)	3.33%		23.76%	(12.74)%	(5.68)%	(1.44)%	7.78%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3,720.2		$3,693.6	$3,181.0	$3,896.6	$4,463.8	$5,125.3
Ratios to average net assets:
Expenses	0.62	%(b)	0.62%	0.63%	0.64%	0.64%	0.62%
Net investment income	1.45	%(b)	1.55%	1.92%	2.61%	3.22%	3.20%
Portfolio turnover rate	90	%(c)	204%	238%	236%	132%	76%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	Global Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$15.14		$11.35	$15.29	$23.61	$30.98	$21.16

Income From Investment Operations:
Net investment income	0.07		0.10	0.07	0.09	0.07	0.06
Net realized and unrealized gains (losses) on investments	0.03		3.74	(3.87)	(3.58)	(5.30)	10.04

Total from investment operations	0.10		3.84	(3.80)	(3.49)	(5.23)	10.10

Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.05)	(0.14)	(0.06)	(0.07)	—
Distributions in excess of net investment income	—		—	—	—	(0.13)	(0.10)
Distributions from net realized gains	—		—	—	(4.77)	(1.94)	(0.18)

Total dividends and distributions	(0.15)		(0.05)	(0.14)	(4.83)	(2.14)	(0.28)

Net Asset Value, end of period	$15.09		$15.14	$11.35	$15.29	$23.61	$30.98

Total Investment Return(a)	0.65%		34.07%	(25.14)%	(17.64)%	(17.68)%	48.27%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$657.4		$665.6	$514.9	$885.0	$1,182.1	$1,298.3
Ratios to average net assets:
Expenses	0.85	%(b)	0.87%	0.82%	0.84%	0.85%	0.84%
Net investment income	0.89	%(b)	0.78%	0.47%	0.58%	0.25%	0.21%
Portfolio turnover rate	68	%(c)	88%	75%	67%	95%	76%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D3

Financial Highlights

(Unaudited)

			Government Income Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.92		$12.50	$12.26	$12.02	$11.55	$11.87

Income From Investment Operations:
Net investment income	0.25		0.46	0.38	0.65	0.89	0.76
Net realized and unrealized gain (losses) on investment	(0.25)		(0.15)	1.00	0.31	0.52	(1.08)

Total from investment operations	—		0.31	1.38	0.96	1.41	(0.32)

Less Dividends and Distributions:
Dividends from net investment income	(0.25)		(0.46)	(1.06)	(0.72)	(0.91)	—
Distributions from net realized gains	(0.19)		(0.43)	(0.08)	—	(0.03)	—

Total dividends and distributions	(0.44)		(0.89)	(1.14)	(0.72)	(0.94)	—

Net Asset Value, end of period	$11.48		$11.92	$12.50	$12.26	$12.02	$11.55

Total Investment Return(a)	(.09)%		2.46%	12.05%	8.06%	12.78%	(2.70)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$423.2		$461.5	$484.3	$311.0	$291.5	$335.5
Ratios to average net assets:
Expenses	0.47	%(b)	0.46%	0.44%	0.47%	0.47%	0.44%
Net investment income	4.06	%(b)	3.76%	4.29%	5.53%	6.03%	5.72%
Portfolio turnover rate	298	%(c)	695%	508%	361%	184%	106%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

	High Yield Bond Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.29		$4.59	$5.40	$6.14	$7.52	$7.21

Income From Investment Operations:
Net investment income	0.20		0.41	0.29	0.58	0.74	0.79
Net realized and unrealized gains (losses) on investments	(0.14)		0.71	(0.21)	(0.62)	(1.30)	(0.46)

Total from investment operations	0.06		1.12	0.08	(0.04)	(0.56)	0.33

Less Dividends:
Dividends from net investment income	(0.19)		(0.42)	(0.89)	(0.70)	(0.82)	(0.02)

Net Asset Value, end of period	$5.16		$5.29	$4.59	$5.40	$6.14	$7.52

Total Investment Return(a)	1.18%		25.04%	1.50%	(0.44)%	(7.91)%	4.61%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$1,423.3		$1,466.7	$1,128.6	$655.8	$661.3	$802.2
Ratios to average net assets:
Expenses	0.59	%(b)	0.60%	0.58%	0.60%	0.60%	0.60%
Net investment income	7.65	%(b)	8.11%	9.36%	10.93%	10.47%	10.48%
Portfolio turnover rate	36	%(c)	93%	77%	84%	76%	58%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investments returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not Annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D4

Financial Highlights

(Unaudited)

	Jennison Portfolio
	Class I
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.62		$12.79	$18.57	$22.97	$32.39	$23.91

Income From Investment Operations:
Net investment income	0.01		0.04	0.03	0.04	0.01	0.05
Net realized and unrealized gains (losses) on investments	0.53		3.83	(5.78)	(4.22)	(5.61)	9.88

Total from investment operations	0.54		3.87	(5.75)	(4.18)	(5.60)	9.93

Less Dividends and Distributions:
Dividends from net investment income	—	(b)	(0.04)	(0.03)	(0.03)	— (b)	(0.05)
Distributions from net realized gains	—		—	—	(0.19)	(3.82)	(1.40)

Total dividends and distributions	—		(0.04)	(0.03)	(0.22)	(3.82)	(1.45)

Net Asset Value, end of period	$17.16		$16.62	$12.79	$18.57	$22.97	$32.39

Total Investment Return(a)	3.25%		30.25%	(30.95)%	(18.25)%	(17.38)%	41.76%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$1,938.1		$1,772.4	$1,388.8	$2,186.9	$2,892.7	$2,770.7
Ratios to average net assets:
Expenses	0.64	%(c)	0.64%	0.61%	0.64%	0.64%	0.63%
Net investment income	0.16	%(c)	0.28%	0.21%	0.18%	0.02%	0.17%
Portfolio turnover rate	35	%(d)	69%	74%	86%	89%	58%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Less than $0.005 per share.

(c)	Annualized.

(d)	Not annualized.

	Jennison Portfolio
	Class II
	Six Months Ended June 30, 2004		Year Ended December 31,			February 10, 2000(e) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$16.46		$12.70	$18.45	$22.88	$34.25

Income From Investment Operations:
Net investment income (loss)	(0.02)		(0.01)	(0.02)	0.01	(0.03)
Net realized and unrealized gains (losses) on investments	0.52		3.77	(5.73)	(4.25)	(7.54)

Total from investment operations	0.50		3.76	(5.75)	(4.24)	(7.57)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	— (d)	—	(d)
Distributions from net realized gains	—		—	—	(0.19)	(3.80)

Total dividends and distributions	—		—	—	(0.19)	(3.80)

Net Asset Value, end of period	$16.96		$16.46	$12.70	$18.45	$22.88

Total Investment Return(a)	3.04%		29.61%	(31.17)%	(18.60)%	(22.19)%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$79.0		$74.3	$48.1	$59.6	$13.3
Ratios to average net assets:
Expenses	1.04	%(b)	1.04%	1.01%	1.04%	1.04	%(b)
Net investment income (loss)	(0.24	)%(b)	(0.13)%	(0.19)%	(0.19)%	(0.39	)%(b)
Portfolio turnover rate	35	%(c)	69%	74%	86%	89	%(c)

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Less than $0.005 per share.

(e)	Commencement of offering of Class II Shares.

SEE NOTES TO FINANCIAL STATEMENTS.

D5

Financial Highlights

(Unaudited)

	Money Market Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Income From Investment Operations:
Net investment income and realized and unrealized gains	0.04		0.08	0.15	0.41	0.60	0.49
Less Dividends:
Dividends from net investment income	(0.04)		(0.08)	(0.15)	(0.41)	(0.60)	(0.49)

Net Asset Value, end of period	$10.00		$10.00	$10.00	$10.00	$10.00	$10.00

Total Investment Return(a)	0.37%		0.84%	1.52%	4.22%	6.20%	4.97%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$955.6		$933.7	$1,366.6	$1,501.9	$1,238.2	$1,335.5
Ratios to average net assets:
Expenses	0.45	%(b)	0.44%	0.43%	0.43%	0.44%	0.42%
Net investment income	0.73	%(b)	0.84%	1.52%	3.86%	6.03%	4.90%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

	Natural Resources Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$27.49		$22.35	$19.11	$23.59	$17.38	$11.98

Income From Investment Operations:
Net investment income	0.15		0.25	0.09	0.43	0.13	0.10
Net realized and unrealized gains (losses) on investments	1.36		7.38	3.52	(2.89)	6.36	5.40

Total from investment operations	1.51		7.63	3.61	(2.46)	6.49	5.50

Less Dividends and Distributions:
Dividends from net investment income	(1.00)		(0.98)	(0.12)	(0.55)	(0.16)	(0.10)
Distributions in excess of net investment income	—		—	—	—	(0.09)	—
Distributions from net realized gains	(1.08)		(1.51)	(0.25)	(1.47)	(0.03)	—

Total dividends and distributions	(2.08)		(2.49)	(0.37)	(2.02)	(0.28)	(0.10)

Net Asset Value, end of period	$26.92		$27.49	$22.35	$19.11	$23.59	$17.38

Total Investment Return(a)	5.70%		39.00%	18.92%	(10.08)%	37.66%	45.99%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$528.2		$498.7	$379.2	$336.1	$393.2	$289.5
Ratios to average net assets:
Expenses	0.51	%(b)	0.51%	0.50%	0.52%	0.58%	0.57%
Net investment income	0.64	%(b)	0.80%	0.47%	1.94%	0.67%	0.70%
Portfolio turnover rate	10	%(c)	24%	37%	23%	30%	26%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D6

Financial Highlights

(Unaudited)

	Small Capitalization Stock Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.64		$12.91	$15.48	$17.11	$16.25	$14.71

Income From Investment Operations:
Net investment income	0.05		0.07	0.06	0.06	0.07	0.10
Net realized and unrealized gains (losses) on investments	1.66		4.82	(2.31)	0.67	1.81	1.71

Total from investment operations	1.71		4.89	(2.25)	0.73	1.88	1.81

Less Dividends and Distributions:
Dividends from net investment income	—	(d)	(0.07)	(0.13)	(0.08)	(0.08)	—
Distributions from net realized gains	(0.07)		(0.09)	(0.19)	(2.28)	(0.94)	(0.27)

Total dividends and distributions	(0.07)		(0.16)	(0.32)	(2.36)	(1.02)	(0.27)

Net Asset Value, end of period	$19.28		$17.64	$12.91	$15.48	$17.11	$16.25

Total Investment Return(a)	9.73%		38.27%	(14.92)%	5.53%	12.81%	12.68%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$679.6		$619.9	$467.4	$611.1	$568.3	$437.5
Ratios to average net assets:
Expenses	0.46	%(b)	0.48%	0.46%	0.48%	0.48%	0.45%
Net investment income	0.50	%(b)	0.47%	0.40%	0.52%	0.59%	0.70%
Portfolio turnover rate	11	%(c)	15%	17%	23%	29%	31%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

(d)	Less than $0.005 per share.

	Stock Index Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$29.29		$24.09	$31.64	$38.66	$44.45	$37.74

Income From Investment Operations:
Net investment income	0.19		0.36	0.37	0.36	0.36	0.44
Net realized and unrealized gains (losses) on investments	0.74		6.14	(7.34)	(5.05)	(4.37)	7.23

Total from investment operations	0.93		6.50	(6.97)	(4.69)	(4.01)	7.67

Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.37)	(0.36)	(0.35)	(0.37)	(0.43)
Distributions from net realized gains	(0.51)		(0.93)	(0.22)	(1.98)	(1.41)	(0.53)

Total dividends and distributions	(0.52)		(1.30)	(0.58)	(2.33)	(1.78)	(0.96)

Net Asset Value, end of period	$29.70		$29.29	$24.09	$31.64	$38.66	$44.45

Total Investment Return(a)	3.23%		28.18%	(22.19)%	(12.05)%	(9.03)%	20.45%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,969.6		$2,940.9	$2,352.3	$3,394.1	$4,186.0	$4,655.0
Ratios to average net assets:
Expenses	0.38	%(b)	0.37%	0.37%	0.39%	0.39%	0.39%
Net investment income	1.26	%(b)	1.42%	1.25%	1.02%	0.83%	1.09%
Portfolio turnover rate	1	%(c)	2%	4%	3%	7%	2%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D7

Financial Highlights

(Unaudited)

	Value Portfolio
	Class I
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002(b)	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.36		$13.75	$17.91	$20.46	$19.52	$20.03

Income From Investment Operations:
Net investment income	0.13		0.23	0.22	0.25	0.46	0.51
Net realized and unrealized gains (losses) on investments	0.92		3.62	(4.15)	(0.69)	2.45	1.89

Total from investment operations	1.05		3.85	(3.93)	(0.44)	2.91	2.40

Less Dividends and Distributions:
Dividends from net investment income	—		(0.24)	(0.23)	(0.30)	(0.44)	(0.50)
Distributions from net realized gains	—		—	—	(1.81)	(1.53)	(2.41)
Tax return of capital distributions	—		— (e)	—	—	—	—

Total dividends and distributions	—		(0.24)	(0.23)	(2.11)	(1.97)	(2.91)

Net asset value, end of period	$18.41		$17.36	$13.75	$17.91	$20.46	$19.52

Total Investment Return(a)	6.05%		28.07%	(21.97)%	(2.08)%	15.59%	2.52%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$1,503.0		$1,456.1	$1,247.0	$1,801.4	$1,975.3	$2,040.0
Ratios to average net assets:
Expenses	0.44	%(c)	0.44%	0.43%	0.44%	0.45%	0.42%
Net investment income	1.42	%(c)	1.49%	1.39%	1.32%	2.31%	2.34%
Portfolio turnover rate	30	%(d)	72%	94%	175%	85%	16%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Calculated based upon weighted average shares outstanding during the year.

(c)	Annualized.

(d)	Not annualized.

(e)	Less than $0.005 per share.

	Value Portfolio
	Class II
	Six Months Ended June 30, 2004		Year Ended December 31,		May 14, 2001(d) Through December 31, 2001
			2003(e)	2002(e)
Per Share Operating Performance:
Net Asset Value, beginning of period	$17.37		$13.75	$17.91	$19.79

Income From Investment Operations:
Net investment income	0.09		0.16	0.16	0.12
Net realized and unrealized gains (losses) on investments	0.93		3.62	(4.15)	(1.01)

Total from investment operations	1.02		3.78	(3.99)	(0.89)

Less Dividends and Distributions:
Dividends from net investment income	—		(0.16)	(0.17)	(0.14)
Distributions from net realized gains	—		—	—	(0.85)
Tax return of capital distributions	—		— (f)	—	—

Total dividends and distributions	—		(0.16)	(0.17)	(0.99)

Net Asset Value, end of period	$18.39		$17.37	$13.75	$17.91

Total Investment Return(a)	5.87%		27.63%	(22.35)%	(4.34)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2.8		$2.9	$1.5	$1.1
Ratios to average net assets:
Expenses	0.84	%(b)	0.84%	0.83%	0.84	%(b)
Net investment income	1.02	%(b)	1.10%	1.04%	0.94	%(b)
Portfolio turnover rate	30	%(c)	72%	94%	175%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.
(c)	Not annualized.

(d)	Commencement of offering of Class II shares.

(e)	Calculated based upon weighted average shares outstanding during the year.

(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D8

Financial Highlights

(Unaudited)

	Zero Coupon Bond Portfolio 2005
	Six Months Ended June 30, 2004		Year Ended December 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value, beginning of period	$13.38		$13.73	$13.77	$13.38	$12.68	$13.44

Income From Investment Operations:
Net investment income	0.27		0.60	0.59	0.65	0.65	0.67
Net realized and unrealized gains (losses) on investments	(0.29)		(0.34)	0.75	0.42	1.02	(1.43)

Total from investment operations	(0.02)		0.26	1.34	1.07	1.67	(0.76)

Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.60)	(1.25)	(0.64)	(0.67)	—
Distributions from net realized gains	(0.32)		(0.01)	(0.13)	(0.04)	(0.30)	—

Total dividends and distributions	(0.58)		(0.61)	(1.38)	(0.68)	(0.97)	—

Net Asset Value, end of period	$12.78		$13.38	$13.73	$13.77	$13.38	$12.68

Total Investment Return(a)	(.16)%		1.90%	10.40%	8.11%	13.76%	(5.66)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$61.8		$63.9	$66.8	$55.0	$49.8	$45.4
Ratios to average net assets:
Expenses	0.63	%(b)	0.66%	0.63%	0.63%	0.65%	0.59%
Net investment income	4.14	%(b)	4.33%	4.64%	5.05%	5.26%	5.31%
Portfolio turnover rate	9	%(c)	8%	1%	10%	67%	15%

(a)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(b)	Annualized.

(c)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D9

The Prudential Series Fund, Inc.

Semiannual Report

June 30, 2004

Board of Directors

Saul K. Fenster, Ph.D.

President Emeritus,

New Jersey Institute of Technology

Delayne Dedrick Gold

Marketing Consultant

Robert F. Gunia

Executive Vice President and

Chief Administrative Officer,

Prudential Investments LLC

W. Scott McDonald, Jr., Ph.D.

Management Consultant,

Kaludis Consulting Group, Inc.

Thomas T. Mooney

Chief Executive Officer,

The Rochester Business Alliance

Thomas M. O’Brien

President and Chief Executive Officer,

Atlantic Bank of New York

David R. Odenath, Jr.

President,

Prudential Annuities

John A. Pileski

Retired Tax Partner,

KPMG, LLP

F. Don Schwartz

Management Consultant

E1

This report contains financial information about certain investment choices that may be available on the variable life insurance and variable annuity contracts listed below. You may receive additional reports and should refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

VARIABLE LIFE INSURANCE

•	Prudential’s Variable Appreciable Life®

•	Pruco Life’s Variable Appreciable Life®

•	Pruco Life of New Jersey’s Variable Appreciable Life®

•	Prudential’s Custom VALSM

•	Pruco Life’s Discovery® Life Plus

•	Pruco Life of New Jersey’s Discovery® Life Plus

•	Pruco Life’s Variable Life Insurance

•	Pruco Life of New Jersey’s Variable Life Insurance

•	Pruco Life’s PRUviderSM

•	Pruco Life of New Jersey’s PRUviderSM

•	Prudential’s Survivorship Preferred®

•	Prudential’s Variable Universal Life

•	Pruco Life’s Variable Universal Life®

•	Pruco Life’s Survivorship Variable Universal Life

•	Pruco Life of New Jersey’s Survivorship Variable Universal Life

•	Pruco Life’s Pruselect ISM

•	Pruco Life’s Pruselect IISM

•	Pruco Life’s PruLife® Custom Premier

•	Pruco Life of New Jersey’s PruLife® Custom Premier

•	Pruco Life’s PruSelectSM III

•	Pruco Life of New Jersey’s PruSelectSM III

•	Pruco Life’s Magnastar

•	Pruco Life’s MPremier VUL

VARIABLE ANNUITIES

•	Prudential’s Discovery® Plus

•	Pruco Life’s Discovery® Plus

•	Pruco Life of New Jersey’s Discovery® Plus

•	Pruco Life’s Discovery Preferred®

•	Prudential’s Variable Investment Plan®

•	Prudential’s Qualified Variable Investment Plan®

•	Pruco Life’s Discovery Select®

•	Pruco Life of New Jersey’s Discovery Select®

•	Pruco Life’s Discovery Choice®

•	Pruco Life of New Jersey’s Discovery Choice®

•	Pruco Life’s Strategic Partners Annuity One

•	Pruco Life of New Jersey’s Strategic Partners Annuity One

•	Pruco Life’s Strategic Partners Select

•	Pruco Life of New Jersey’s Strategic Partners Select

•	Pruco Life’s Strategic Partners Advisor

•	Pruco Life of New Jersey’s Strategic Partners Advisor

•	Pruco Life’s Strategic Partners FlexElite

•	Pruco Life of New Jersey’s Strategic Partners FlexElite

•	Pruco Life’s Strategic Partners Plus

•	Pruco Life of New Jersey’s Strategic Partners Plus

Variable life insurance is distributed by Pruco Securities LLC, member SIPC, 751 Broad Street, Newark, NJ 07102-3777. Variable annuities are distributed through Prudential Investment Management Services LLC (PIMS), member SIPC, Gateway Center Three, 14th Floor, Newark, NJ 07102-4077. Variable life insurance and variable annuities are issued by The Prudential Insurance Company of America, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations.

Variable Contracts:	ARE NOT FDIC INSURED	ARE NOT BANK GUARANTEED	MAY LOSE VALUE

The 2003 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

PO Box 7478 Philadelphia, PA 19101-7478	Presorted Standard U.S. Postage PAID Prudential

Printed in the U.S.A.
on recycled paper.

IFS-2004-AD94681  PSFSAR-A  Ed. 07/31/2004

SEMIANNUAL REPORT	JUNE 30, 2004

The Prudential Series Fund, Inc.

•	Diversified Conservative Growth Portfolio

•	Jennison 20/20 Focus Portfolio

Make Life Easier with e-Delivery.

You can stop receiving printed reports and start reviewing them on-line by using e-Delivery. To enroll, go to www.icsdelivery.com/prudential. For more details, see inside front cover.

Please note that inside are a Prospectus Supplement and/or a Notice dated August 13, 2004. The Notice is applicable to you if your variable annuity is one we no longer sell to new customers, and the Prospectus Supplement is applicable to you if your variable annuity is one that we continue to sell and for which we continue to deliver updated prospectuses. The variable annuity product names are listed at the top of each document.

The Prudential Insurance Company of America

751 Broad Street, Newark, NJ 07102-3777

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

213 Washington Street, Newark, NJ 07102-2992

Pruco Life Insurance Company is not licensed to do business in New York.

IFS-2004-A094687

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you. A list of the variable contracts that this report supports is located on the inside back cover.

This report must be preceded or accompanied by the current Monthly Performance Review (MPR) for the applicable product and the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contains information on the investment objectives, risks, and charges and expenses and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your policy’s insurance protection. The MPR shows historical investment performance after the deduction of investment management fees, investment-related expenses, and the product’s mortality and expense risk charges. For variable life insurance products, additional contract charges include the cost of insurance, administrative, sales, and any applicable withdrawal or surrender charges, which will reduce the rates of return shown. For variable annuity products, returns are net of all contract charges, including applicable surrender or withdrawal charges.

The accompanying financial statements as of June 30, 2004, were not audited, and accordingly, no opinion is expressed on them.

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The Prudential Series Fund, Inc.	Semiannual Report	JUNE 30, 2004

Letter to Contract Owners

•	THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS

Diversified Conservative Growth Portfolio

Jennison 20/20 Focus Portfolio

•	FINANCIAL REPORTS

Al Financial Statements

B1 Schedule of Investments

Cl Notes to Financial Statements

Dl Financial Highlights

E1 Management of The Prudential Series Fund, Inc.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund, Inc.

Performance (as of 6/30/2004)	6-Month	1-Year	3-Year	5-Year	Since Inception	Inception Date
Diversified Conservative Growth Portfolio[1,2,3,4]	2.37%	12.67%	5.37%	5.14%	5.09%	05/03/1999
Jennison 20/20 Focus Portfolio[1,5,6]	6.28%	25.29%	1.02%	2.44%	3.43%	05/03/1999

Past performance is not indicative of future returns and current performance may be lower or higher than the past performance data quoted. The investment return and principal value of an investment will fluctuate so that an investors shares, when redeemed, may be worth more or less than their original cost. Performance is net of investment fees and fund expenses, but not product charges. If product charges were included, the performance quoted would be significantly lower. Six-month returns are not annualized.

[1]	The Portfolio may invest in foreign securities, which are subject to the risks of currency fluctuation and the impact of social, political, and economic change.
[2]	The Portfolio may invest in derivative securities, which may carry market, credit, and liquidity risks. These risks may result in greater share price volatility.
[3]	High Yield Bonds, also known as “junk bonds,” are subject to great credit and market liquidity risks, which may result in greater share price volatility.
[4]	Small and medium-size companies may have limited marketability, and may be subject to more erratic or abrupt market movements than large-cap stocks.
[5]	The Portfolio is not diversified and may not be appropriate for all investors. Investment in a non-diversified portfolio involves greater risks than a diversified investment, because a loss resulting from a particular security will have a greater impact on the portfolio’s overall return.
[6]	The Portfolio may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Portfolio’s performance.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $161,892,257)	$174,667,289
Foreign currency, at value (cost $273,324)	274,230
Cash	111,955
Receivable for investments sold	15,036,096
Dividends and interest receivable	1,136,737
Premium for swaps purchased	168,260
Unrealized appreciation on swaps	157,366
Due from broker—variation margin	107,888
Interest receivable on swap agreements	29,173
Tax reclaim receivable	6,221
Prepaid expenses	354
Unrealized appreciation on forward foreign currency contracts	281

Total assets	191,695,850

LIABILITIES
Investments sold short, at value (proceeds received $14,289,000)	14,514,738
Payable for investments purchased	8,877,047
Premium for written swaps	515,046
Interest payable on investments sold short	143,320
Unrealized depreciation on swaps	112,275
Accrued expenses and other liabilities	102,292
Management fee payable	102,095
Payable for capital stock repurchased	68,428
Interest payable on swap agreements	28,482
Outstanding options written (premium received $208,484)	20,994
Deferred trustees’ fee payable	3,833
Unrealized depreciation on forward foreign currency contracts	1,183

Total liabilities	24,489,733

NET ASSETS	$167,206,117

Net assets were comprised of:
Common stock, at $0.01 par value	$158,589
Paid-in capital in excess of par	164,709,574

164,868,163
Undistributed net investment income	1,741,411
Accumulated net realized loss on investments and foreign currencies	(12,283,731)
Net unrealized appreciation on investments and foreign currencies	12,880,274

Net assets, June 30, 2004	$167,206,117

Net asset value and redemption price per share, $167,206,117 / 15,858,910 outstanding shares of common stock (authorized 100,000,000 shares)	$10.54

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Interest	$2,235,249
Dividends (net of $9,649 foreign withholding tax)	392,089

2,627,338

EXPENSES
Investment advisory fee	632,213
Custodian’s fees and expenses	138,000
Shareholders’ reports	12,000
Audit fee	6,500
Directors’ fees	5,900
Legal fees and expenses	4,100
Insurance expenses	1,400
Commitment fee on syndicated credit agreement	1,100
Transfer agent’s fees and expenses	300
Miscellaneous	2,781

Total expenses	804,294
Less: custodian fee credit	(928)

Net expenses	803,366

NET INVESTMENT INCOME	1,823,972

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	5,288,863
Options written	24,850
Futures transactions	(133,769)
Foreign currency transactions	29,224
Short Sales	361,685
Swaps	96,626

5,667,479

Net change in unrealized appreciation (depreciation) on:
Investments	(3,384,684)
Options written	50,537
Futures	(149,933)
Foreign currencies	24,169
Short Sales	(166,939)
Swaps	75,774

(3,551,076)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	2,116,403

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,940,375

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,823,972	$4,665,937
Net realized gain on investments and foreign currencies	5,667,479	4,928,357
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,551,076)	21,480,746

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,940,375	31,075,040

DIVIDENDS:
Dividends from net investment income	(5,196,232)	(7,087,093)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [189,279 and 419,429 shares, respectively]	2,019,342	4,040,815
Capital stock issued in reinvestment of dividends [495,351 and 802,615 shares, respectively]	5,196,232	7,087,093
Capital stock repurchased [782,748 and 2,386,946 shares, respectively]	(8,306,865)	(22,629,143)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(1,091,291)	(11,501,235)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,347,148)	12,486,712
NET ASSETS:
Beginning of period	169,553,265	157,066,553

End of period (a)	$167,206,117	$169,553,265

(a) Includes undistributed net investment income of:	$1,741,411	$5,113,671

SEE NOTES TO FINANCIAL STATEMENTS.

A1

JENNISON 20/20 FOCUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $117,621,358)	$135,023,673
Receivable for capital stock sold	494,236
Receivable for investments sold	140,496
Dividends and interest receivable	89,392
Prepaid expenses	160

Total assets	135,747,957

LIABILITIES
Payable for capital stock repurchased	282,224
Payable for investments purchased	125,800
Management fee payable	79,456
Accrued expenses and other liabilities	33,079
Distribution fee payable	13,368
Administration fee payable	8,021

Total liabilities	541,948

NET ASSETS	$135,206,009

Net assets were comprised of:
Common stock, at $0.01 par value	$119,762
Paid-in capital in excess of par	128,683,165

128,802,927
Net investment loss	(71,723)
Accumulated net realized loss on investments	(10,927,528)
Net unrealized appreciation on investments	17,402,333

Net assets, June 30, 2004	$135,206,009

Class I:
Net asset value and redemption price per share, $65,324,721 / 5,759,278 outstanding shares of common stock (authorized 100,000,000 shares)	$11.34

Class II:
Net asset value and redemption price per share, $69,881,288 / 6,216,944 outstanding shares of common stock (authorized 50,000,000 shares)	$11.24

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $7,215 foreign withholding tax)	$561,563
Interest	558

562,121

EXPENSES
Management fee	445,449
Distribution fee—Class II	68,060
Administration fee—Class II	40,836
Custodian’s fees and expenses	56,000
Audit fee	6,000
Director’s fees	6,000
Legal fees and expenses	4,900
Shareholders’ reports	3,300
Commitment fee on syndicated credit agreement	1,100
Transfer agent’s fees and expenses	600
Miscellaneous	1,708

Total expenses	633,953
Loan interest expense (Note 8)	44
Less: custodian fee credit	(153)

Net expenses	633,844

NET INVESTMENT LOSS	(71,723)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	5,315,793
Foreign currency transactions	14

5,315,807

Net change in unrealized appreciation (depreciation) on:
Investments	1,908,124
Foreign currencies	18

1,908,142

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	7,223,949

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,152,226

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(71,723)	$61,682
Net realized gain on investments and foreign currencies	5,315,807	528,786
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	1,908,142	20,042,662

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	7,152,226	20,633,130

DIVIDENDS:
Dividends from net investment income
Class I	(61,682)	(127,802)
Class II	—	—

	(61,682)	(127,802)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [3,077,892 and 3,119,135 shares, respectively]	33,376,626	29,245,787
Capital stock issued in reinvestment of dividends [5,765 and 15,798 shares, respectively]	61,682	127,802
Capital stock repurchased [890,662 and 1,161,738 shares, respectively]	(9,513,163)	(10,306,439)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	23,925,145	19,067,150

TOTAL INCREASE IN NET ASSETS	31,015,689	39,572,478
NET ASSETS:
Beginning of period	104,190,320	64,617,842

End of period (a)	$135,206,009	$104,190,320

(a) Includes undistributed net investment income of:	$—	$61,682

SEE NOTES TO FINANCIAL STATEMENTS.

A2

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 85.1%		Value (Note 2)
COMMON STOCKS — 40.8%	Shares
Aerospace & Defense — 0.8%
Applied Signal Technology, Inc.	2,200	$77,110
Engineered Support Systems, Inc.	1,750	102,393
Lockheed Martin Corp.	9,200	479,136
Moog, Inc. (Class “A” Stock)(a)	2,850	105,763
Northrop Grumman Corp.	10,200	547,740

		1,312,142

Air Freight & Couriers — 0.1%
Dynamex, Inc.(a)	4,950	68,855
Forward Air Corp.(a)	2,400	89,760

		158,615

Automobiles — 0.1%
Winnebago Industries, Inc.	2,600	96,928

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc.(a)	3,500	65,100
Amgen, Inc.(a)	7,000	381,990
Connetics Corp.(a)	4,000	80,800
Discovery Laboratories. Inc,(a)	5,600	53,704
Genentech, Inc.(a)	8,500	477,700
Gilead Sciences, Inc.(a)	6,300	422,100
MedImmune, Inc.(a)	19,300	451,620
Nabi Biopharmaceuticals(a)	7,596	108,015
QLT, Inc. (Canada)(a)	2,300	46,046
Rigel Pharmaceuticals, Inc.(a)	2,300	32,683
Serologicals Corp.(a)	6,000	119,940

		2,239,698

Building Products — 0.1%
Watsco, Inc.	4,000	112,280

Capital Markets — 1.3%
Bank of New York Co., Inc.	7,300	215,204
Goldman Sachs Group, Inc.	3,200	301,312
Lehman Brothers Holdings, Inc.	6,400	481,600
Mellon Financial Corp.	8,000	234,640
Merrill Lynch & Co., Inc.	11,900	642,362
State Street Corp.	6,500	318,760

		2,193,878

Chemicals — 0.4%
IMC Global, Inc.(a)	21,600	289,440
Lyondell Chemical Co.	7,500	130,425
Scotts Co. (The) (Class “A” Stock)(a)	1,600	102,208
Valspar Corp. (The)	1,900	95,836

		617,909

Commercial Banks — 0.7%
Accredited Home Lenders Holding Co.(a)	3,500	98,525
Astoria Financial Corp.	2,900	106,082
Bank of America Corp.	4,842	409,730
BankUnited Financial Corp. (Class “A” Stock)(a)	6,700	172,860
Commerce Bancorp, Inc.	1,400	77,014
Hibernia Corp. (Class “A” Stock)	1,400	34,020
Nara Bancorp, Inc.	6,400	109,632
PrivateBankcorp, Inc.	2,940	80,732

		1,088,595

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Commercial Services & Supplies — 1.5%
Administaff, Inc.(a)	12,000	$199,200
Allied Waste Industries, Inc.(a)	23,000	303,140
Apollo Group, Inc. (Class “A” Stock)(a)	4,700	414,963
Cendant Corp.	12,100	296,208
Global Payments, Inc.	2,800	126,056
Kelly Services, Inc. (Class “A” Stock)	2,700	80,460
Kforce, Inc.(a)	11,000	103,840
Laureate Education, Inc.(a)	2,360	90,246
Marlin Business Services, Inc.(a)	5,950	89,428
Navigant Consulting, Inc.(a)	4,350	93,264
NDCHealth Corp.	4,100	95,120
Providence Service Corp.(a)	4,550	85,495
Republic Services, Inc.	4,000	115,760
Waste Management, Inc.	13,000	398,450

		2,491,630

Communications Equipment — 1.0%
Avaya, Inc.(a)	15,500	244,745
Carrier Access Corp.(a)	7,000	83,440
Cisco Systems, Inc.(a)	35,600	843,720
Ixia(a)	8,400	82,656
NetSolve, Inc.(a)	6,000	59,400
Nortel Networks Corp. (Canada)(a)	74,600	372,254

		1,686,215

Computers & Peripherals — 1.3%
Apple Computer, Inc.(a)	10,500	341,670
Dell, Inc.(a)	18,300	655,506
EMC Corp.(a)	13,100	149,340
Hewlett-Packard Co.	14,855	313,440
International Business Machines Corp. (IBM)	5,200	458,380
Lexmark International, Inc.(a)	1,400	135,142
M-Systems Flash Disk Pioneers Ltd. (Israel)(a)	4,650	69,332

		2,122,810

Consumer Finance — 0.5%
American Express Co.	16,000	822,080

Diversified Financial Services — 2.2%
AmeriCredit Corp.(a)	10,000	195,300
Citigroup, Inc.	31,766	1,477,119
Eaton Vance Corp.	3,900	149,019
EZCORP, Inc.(a)	8,100	80,352
J.P. Morgan Chase & Co.	27,200	1,054,544
Jeffries Group, Inc.	5,500	170,060
Principal Financial Group, Inc.	7,900	274,762
Raymond James Financial, Inc.	5,550	146,797
Saxon Capital, Inc.(a)	3,300	75,339
Student Loan Corp.	400	54,600

		3,677,892

Diversified Telecommunication Services — 0.4%
ALLTEL Corp.	5,000	253,100
SBC Communications, Inc.	16,600	402,550

		655,650

SEE NOTES TO FINANCIAL STATEMENTS.

B1

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electric Utilities — 0.9%
Exelon Corp.	7,400	$246,346
FirstEnergy Corp.	12,300	460,143
PG&E Corp.(a)	13,100	366,014
PNM Resources, Inc.	5,100	105,927
TXU Corp.	10,100	409,151

		1,587,581

Electronic Equipment & Instruments — 0.9%
Agilent Technologies, Inc.(a)	26,500	775,920
BEI Technologies, Inc.	2,800	79,268
FLIR Systems, Inc.(a)	5,700	312,930
Sanmina-SCI Corp.(a)	12,100	110,110
Sypris Solutions, Inc.	5,500	105,545
ThermoGenesis Corp.(a)	13,700	64,801

		1,448,574

Energy Equipment & Services — 1.9%
BJ Services Co.(a)	8,800	403,392
Cal Dive International, Inc.(a)	3,000	90,960
ENSCO International, Inc.	9,000	261,900
GlobalSantaFe Corp.	13,700	363,050
Grey Wolf, Inc.(a)	19,400	82,256
Halliburton Co.	18,200	550,732
Maverick Tube Corp.(a)	3,300	86,658
Oil States International, Inc.(a)	6,650	101,745
Patterson-UTI Energy, Inc.	2,800	93,548
Schlumberger, Ltd.	12,300	781,173
Smith International, Inc.(a)	2,300	128,248
Superior Energy Services, Inc.(a)	10,300	103,515
Unit Corp.(a)	3,000	94,350
Weaterford International, Ltd. (Bermuda)(a)	600	26,988

		3,168,515

Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	6,700	275,169
Safeway, Inc.(a)	8,500	215,390
The Kroger Co.(a)	39,400	717,080
Whole Foods Market, Inc.	5,000	477,250

		1,684,889

Food Products
Peet’s Coffee & Tea, Inc.(a)	2,150	53,729

Gas Utilities — 0.1%
ONEOK, Inc.	4,600	101,154

Health Care Equipment & Supplies — 0.9%
Abaxis, Inc.(a)	1,850	35,113
Alcon, Inc.	1,900	149,435
ArthroCare, Corp.(a)	1,850	53,798
Closure Medical Corp.(a)	3,600	90,396
Cooper Cos., Inc. (The)	4,100	258,997
Endocardial Solutions, Inc.(a)	3,100	32,085
Guidant Corp.	4,600	257,048
Hologic, Inc.(a)	3,300	76,725
I-Flow Corp.(a)	1,700	20,162
Intuitive Surgical, Inc.(a)	4,900	93,100
Medtronic, Inc.	3,400	165,648
North American Scientific, Inc.(a)	2,150	18,060

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Health Care Equipment & Supplies (cont’d.)
Orthovita, Inc.(a)	13,700	$70,418
The Spectranetics Corp.(a)	11,700	65,520
TriPath Imaging, Inc.(a)	8,150	76,691

		1,463,196

Health Care Providers & Services — 1.8%
Accredo Health, Inc.(a)	3,000	116,850
America Service Group, Inc.(a)	3,550	123,362
Anthem, Inc.(a)	500	44,780
Caremark Rx, Inc.(a)	12,100	398,574
CIGNA Corp.	5,700	392,217
Covance, Inc.(a)	4,600	177,468
Express Scripts, Inc.(a)	4,600	364,458
Inveresk Research Group, Inc.(a)	2,250	69,390
Kindred Healthcare, Inc.(a)	4,450	117,258
LabOne, Inc.(a)	3,500	111,230
Lincare Holdings, Inc.(a)	2,800	92,008
Medco Health Solutions, Inc.(a)	6,316	236,850
Pediatrix Medical Group, Inc.(a)	3,800	265,430
Pharmaceutical Product Development, Inc.(a)	5,700	181,089
WellCare Health Plans, Inc.(a)	200	3,400
WellPoint Health Networks, Inc.(a)	2,300	257,623

		2,951,987

Hotels, Restaurants & Leisure — 1.1%
Brinker International, Inc.(a)	11,200	382,144
CEC Entertainment, Inc.(a)	3,000	88,530
McDonald’s Corp.	8,700	226,200
Multimedia Games, Inc.(a)	3,350	89,847
RARE Hospitality International, Inc.(a)	3,300	82,170
Scientific Games Corp. (Class “A” Stock)(a)	7,300	139,722
Sonic Corp.(a)	3,600	81,900
Starbucks Corp.(a)	14,300	621,764
WMS Industries, Inc.(a)	5,100	151,980

		1,864,257

Household Durables — 0.8%
Harman International Industries, Inc.	8,000	728,000
Hovnanian Enterprises, Inc. (Class “A” Stock)(a)	7,400	256,854
Meritage Corp.(a)	1,900	130,720
Snap-on, Inc.	3,900	130,845
Standard Pacific Corp.	3,300	162,690

		1,409,109

Household Products — 0.4%
Kimberly-Clark Corp.	5,600	368,928
Procter & Gamble Co.	4,600	250,424

		619,352

Industrial Conglomerates — 0.8%
Citadel Security Software, Inc.(a)	13,650	42,042
General Electric Co.	25,000	810,000
Gentek, Inc.(a)	442	17,680
Tyco International, Ltd. (Bermuda)	15,700	520,298

		1,390,020

SEE NOTES TO FINANCIAL STATEMENTS.

B2

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Insurance — 2.0%
Allstate Corp.	5,700	$265,335
American International Group, Inc.	5,512	392,895
American Medical Security Group, Inc.(a)	4,650	126,713
Commerce Group, Inc.	3,000	148,110
Delphi Financial Group, Inc.	2,050	91,225
Genworth Financial, Inc. (Class “A” Stock)(a)	15,600	358,020
Infinity Property & Casualty Corp.	3,600	118,800
Loews Corp.	6,200	371,752
Philadelphia Consolidated Holding Corp.(a)	3,500	210,245
ProAssurance Corp.(a)	2,550	86,981
Protective Life Corp.	2,100	81,207
Scottish Annuity & Life Holdings, Ltd.	3,800	88,350
St. Paul Travelers Cos., Inc. (The)	11,117	450,683
XL Capital Ltd. (Class “A” Stock) (Bermuda)	8,000	603,680

		3,393,996

Internet & Catalog Retail — 0.6%
eBay, Inc.(a)	7,500	689,625
InterActiveCorp(a)	8,600	259,204

		948,829

Internet Software & Services — 1.0%
CNET Networks, Inc.(a)	10,900	120,663
Digitas, Inc.(a)	9,300	102,579
FindWhat.com(a)	3,300	76,362
InfoSpace, Inc.(a)	2,900	110,316
Jupitermedia Corp.(a)	1,600	22,656
Keynote Systems, Inc.(a)	8,500	116,875
RADWARE, Ltd.(a)	4,400	75,020
Shanda Interactive Entertainment, Ltd. ADR (Cayman Islands)(a)	3,000	46,260
Tumbleweed Communications Corp.(a)	14,950	63,687
United Online, Inc.(a)	2,775	48,868
ValueClick, Inc.(a)	9,100	109,018
Yahoo!, Inc.(a)	21,300	773,829

		1,666,133

IT Consulting & Services
Lionbridge Technologies, Inc.(a)	6,450	49,343

Leisure Equipment & Products — 0.1%
K2, Inc.(a)	6,150	96,555

Machinery — 0.1%
Ceradyne, Inc.(a)	1,850	66,175
Wabash National Corp.(a)	3,400	93,670

		159,845

Media — 1.4%
DIRECTV Group, Inc. (The)(a)	31,705	542,155
Image Entertainment, Inc.(a)	18,400	66,240
Liberty Media Corp. (Class “A” Stock)(a)	20,400	183,396
New York Times Co. (Class “A” Stock)	3,400	152,014
News Corp., Ltd., ADR (Australia)	7,867	258,667
NTN Communications, Inc.(a)	21,850	68,609
Scholastic Corp.(a)	2,900	86,855

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Media (cont’d.)
Sinclair Broadcast Group, Inc. (Class “A” Stock)(a)	12,700	$130,429
UnitedGlobalCom, Inc.(a)	4,511	32,750
Univision Communications, Inc. (Class “A” Stock)(a)	12,200	389,546
Viacom, Inc. (Class “B” Stock)	12,900	460,788

		2,371,449

Multi – line Retail — 0.3%
Kohl’s Corp.(a)	2,400	101,472
Target Corp.	8,700	369,489

		470,961

Multi – Utilities — 0.4%
Dominion Resources, Inc.	5,300	334,324
Sempra Energy	8,200	282,326

		616,650

Office Electronics — 0.3%
Xerox Corp.(a)	39,500	572,750

Oil & Gas — 2.1%
Cabot Oil & Gas Corp.	2,900	122,670
Chesapeake Energy Corp.	9,300	136,896
Eni S.p.A. ADR (Italy)	3,900	391,326
Exxon Mobil Corp.	9,100	404,131
Kerr-McGee Corp.	6,940	373,164
Nexen, Inc. (Canada)	10,600	413,612
Occidental Petroleum Corp.	9,100	440,531
Suncor Energy, Inc. (Canada)	15,200	389,272
Swift Energy Co.(a)	3,500	77,210
Total SA (France)	2,160	411,802
Total SA ADR (France)(a)	3,948	379,324

		3,539,938

Paper & Forest Products — 0.7%
Boise Cascade Corp.	8,000	301,120
Georgia-Pacific Corp.	9,600	355,008
International Paper Co.	10,300	460,410

		1,116,538

Personal Products — 0.4%
Avon Products, Inc.	7,900	364,506
Chattem, Inc.(a)	5,100	147,237
Estee Lauder Cos., Inc. (Class “A” Stock)	4,100	199,998

		711,741

Pharmaceuticals — 2.0%
Allergan, Inc.	3,800	340,176
AstraZeneca PLC, ADR (United Kingdom)	6,100	278,404
AtheroGenics, Inc.(a)	1,850	35,206
Atrix Laboratories, Inc.(a)	1,700	58,276
Barr Laboratories, Inc.(a)	2,400	80,880
Bradley Pharmaceuticals, Inc. (Class “A” Stock)(a)	3,000	83,700
Cypress Biosciences, Inc.(a)	3,600	49,428
Durect Corp.(a)	15,550	54,269
Eli Lilly and Co.	6,000	419,460
IVAX Corp.(a)	3,400	81,566

SEE NOTES TO FINANCIAL STATEMENTS.

B3

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Pharmaceuticals (cont’d.)
K-V Pharmaceutical Co. (Class “B” Stock)(a)	7,950	$200,737
Novartis AG, ADR (Switzerland)	15,600	694,200
Oscient Pharmaceuticals Corp.(a)	11,050	56,465
Pfizer, Inc.	14,384	493,084
Roche Holdings, Ltd. ADR (Switzerland)(a)	2,900	287,129
Wyeth	5,300	191,648

		3,404,628

Real Estate Investment Trust — 0.1%
Entertainment Properties Trust	3,700	132,238
SL Green Realty Corp.	2,400	112,320

		244,558

Road & Rail — 0.1%
Old Dominion Freight Lines, Inc.(a)	2,750	81,070
Vitran Corp., Inc.(a)	5,150	84,717

		165,787

Semiconductors & Semiconductor Equipment — 2.3%
02Micro International Ltd.(a)	6,550	111,546
Agere Systems, Inc. (Class “B” Stock)(a)	168,000	361,200
Artisan Components, Inc.(a)	3,050	78,690
Axcelis Technologies, Inc.(a)	6,750	83,970
FormFactor, Inc.(a)	1,300	29,185
Genus, Inc.(a)	17,000	58,140
Intel Corp.	31,900	880,440
LogicVision, Inc.(a)	16,750	46,900
Marvell Technology Group Ltd. (Bermuda)(a)	13,800	368,460
Maxim Integrated Products, Inc.	6,900	361,698
Mykrolis Corp.(a)	4,600	80,132
National Semiconductor Corp.(a)	11,800	259,482
Power Integrations, Inc.(a)	2,800	69,720
Semiconductor Manufacturing International Corp. ADR (Cayman Islands)(a)	3,200	34,336
Semtech Corp.(a)	3,850	90,629
Sigmatel, Inc.(a)	2,900	84,274
Silicon Image, Inc.(a)	5,700	74,841
SRS Labs, Inc.(a)	12,850	70,534
Texas Instruments, Inc.	24,800	599,664
Trident Microsystems, Inc.(a)	3,950	44,280
Varian Semiconductor Equipment Associates, Inc.(a)	800	30,848
Zoran Corp.(a)	4,600	84,410

		3,903,379

Software — 2.0%
Amdocs Ltd. (United Kingdom)(a)	4,100	96,063
Electronic Arts, Inc.(a)	9,500	518,225
Embarcadero Technologies, Inc.(a)	6,200	76,632
Mentor Graphics Corp.(a)	16,700	258,349
Mercury Interactive Corp.(a)	4,700	234,201
Merge Technologies, Inc.(a)	4,700	68,761
Microsoft Corp.	38,200	1,090,992
Open Solutions, Inc.(a)	3,850	96,173
SafeNet, Inc.(a)	2,450	67,816
Salesforce.com, Inc.(a)	400	6,428

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Software (cont’d.)
SAP AG, ADR(Germany)	12,800	$535,168
Symantec Corp.(a)	5,700	249,546
Synplicity, Inc.(a)	9,650	57,890

		3,356,244

Specialty Retail — 1.8%
Aaron Rents, Inc.	4,450	147,473
Bed Bath & Beyond, Inc.(a)	13,600	522,920
Casual Male Retail Group, Inc.(a)	11,400	83,220
Charlotte Russe Holding, Inc.(a)	4,750	101,555
Chico’s FAS, Inc.(a)	8,100	365,796
Cost Plus, Inc.(a)	2,380	77,231
CSK Auto Corp.(a)	6,200	106,268
Design Within Reach, Inc.(a)	250	4,108
Guitar Center, Inc.(a)	1,750	77,822
Jos. A. Bank Clothiers, Inc.(a)	2,300	72,197
Limited Brands	14,100	263,670
Lowe’s Cos., Inc.	7,000	367,850
Movie Gallery, Inc.	3,600	70,380
TBC Corp.(a)	2,350	55,930
Tiffany & Co.	10,600	390,610
Toys ‘R’ Us, Inc.(a)	20,900	332,937

		3,039,967

Telecommunications
NTL, Inc.	250	14,405

Textiles & Apparel — 0.2%
Ashworth, Inc.(a)	9,300	77,283
Oxford Industries, Inc.	1,520	66,211
Phillips-Van Heusen Corp.	7,300	140,525
The Warnaco Group, Inc.(a)	3,400	72,318

		356,337

Tobacco — 0.3%
Altria Group, Inc.	10,600	530,530

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class “A” Stock)(a)	21,400	325,280
AT&T Wireless Services, Inc.(a)	11,400	163,248
Vodafone Group PLC, ADR	900	19,890

		508,418

TOTAL COMMON STOCKS (cost $56,384,949)		68,257,666

WARRANTS & RIGHTS(a) — 0.1%
Gentek, Inc expiring 10/31/08	444	3,485
expiring 10/31/10	216	1,102
McLeodUSA, Inc., expiring 04/16/07	2,311	323
United Mexican States expiring 06/01/05	1,300,000	26,000
expiring 06/01/07	1,300,000	21,450
expiring 06/30/06	1,300,000	26,000
XM Satellite Radio, Inc., expiring 03/03/10	100	1

TOTAL WARRANTS & RIGHTS (cost $85)		78,361

SEE NOTES TO FINANCIAL STATEMENTS.

B4

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS — 21.9%
Advertising 0.1%
Vertis, Inc.
Sec’d. Notes
9.75%	04/01/09	B2	$145	$155,875

Aerospace & Defense — 0.5%
Alliant Techsystems, Inc.
Sr. Sub. Notes
8.50%	05/15/11	B2	75	81,000
Argo-Tech Corp.
Sr. Notes
9.25%	06/01/11	B3	25	25,750
BE Aerospace, Inc.
Sr. Sub. Notes
8.875%	05/01/11	Caa3	115	106,950
Dunlop Standard Aerospace Holdings PLC
Sr. Notes
11.875%	05/15/09	B3	47	49,937
Esterline Technologies Corp
Sr. Sub. Notes
7.75%	06/15/13	B1	125	128,750
K&F Industries, Inc.
Sr. Sub. Notes
9.625%	12/15/10	B3	75	82,219
Sr. Sub. Notes, Ser. B
9.25%	10/15/07	B3	78	80,340
L-3 Communications Corp.
Sr. Sub. Notes
7.625%	06/15/12	Ba3	125	131,875
Sequa Corp.
Sr. Notes
8.875%	04/01/08	B1	100	105,250

				792,071

Airlines — 0.2%
AMR Corp.
Debs.
10.00%	04/15/21	Caa2	50	36,000
Notes
10.40%	03/10/11	NR	100	74,000
Continental Airlines, Inc.
Pass-thru Certs., Ser. 96-C69
9.50%	10/15/13	B3	63	47,316
Pass-thru Certs., Ser. 98-1B
6.748%	03/15/17	Ba2	39	29,471
Pass-thru. Certs., Ser. 99-1B
6.795%	08/02/18	Ba2	71	55,517
Delta Air Lines, Inc.
Notes
8.30%	12/15/29	Caa3	135	56,025

				298,329

Auto Parts & Equipment — 0.2%
ArvinMeritor, Inc.
Notes
8.75%	03/01/12	Ba1	175	189,875
Navistar International Corp.
Gtd. Notes
9.375%	06/01/06	Ba3	40	43,200

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Auto Parts & Equipment (cont’d.)
TRW Automotive
Sr. Notes
9.375%	02/15/13	B1	$58	$65,395
United Rentals North America, Inc.
Gtd. Notes
6.50%	02/15/12	B1	100	94,500
Visteon Corp.
Notes
7.00%	03/10/14	Ba1	25	24,000

				416,970

Broadcasting & Other Media — 0.5%
Alliance Atlantis Commerce, Inc. (Canada)
Sr. Sub. Notes
13.00%	12/15/09	B1	75	82,500
Entercom Radio LLC
Gtd. Notes
7.625%	03/01/14	Ba3	25	25,844
Granite Broadcasting Corp.
Sr. Sec’d. Notes
9.75%	12/01/10	B3	100	93,000
Gray Television, Inc.
Sr. Sub. Notes
9.25%	12/15/11	B2	125	137,031
Paxson Communications Corp.
Gtd. Notes
10.75%	07/15/08	Caa1	125	126,875
Sinclair Broadcast Group, Inc.
Gtd. Sr. Sub. Notes
8.00%	03/15/12	B2	120	122,700
Susquehanna Media Co.
Sr. Sub. Notes
7.375%	04/15/13	B1	175	178,719

				766,669

Building & Construction — 0.3%
American Standard, Inc.
Sr. Notes
7.375%	04/15/05	Ba2	125	129,062
D.R. Horton, Inc.
Sr. Notes
7.875%	08/15/11	Ba1	200	218,500
KB HOME
Sr. Sub. Notes
8.625%	12/15/08	Ba2	80	86,000
Nortek, Inc.
Sr. Sub. Notes, Ser. B
9.875%	06/15/11	B3	35	39,900

				473,462

Business Services — 0.2%
Iron Mountain, Inc.
Gtd. Notes
8.625%	04/01/13	B3	95	100,700
R.H. Donnelley Corp.
Sr. Sub. Notes
10.875%	12/15/12	B2	150	174,000

				274,700

SEE NOTES TO FINANCIAL STATEMENTS.

B5

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Cable — 1.0%
Callahan Nordrhein Westfalen (Germany) Sr. Disc. Notes, Zero Coupon (until 7/15/05)
16.00%	07/15/10(c)	NR	$250	$11,250
Charter Communications Holdings II
Sr. Notes
10.25%	09/15/10	Caa1	50	50,375
Charter Communications Holdings LLC
Sr. Disc. Notes, Zero Coupon (until 05/15/06)
11.75%	05/15/11	Ca	650	420,875
Sr. Notes
10.25%	01/15/10	Ca	150	123,750
Charter Communications Operating LLC
Sr. Notes
8.00%	04/30/12	B2	150	145,125
8.375%	04/30/14	B2	100	96,750
CSC Holdings, Inc.
Sr. Notes
7.875%	12/15/07	B1	54	56,160
DIRECTV Holdings LLC
Sr. Notes
8.375%	03/15/13	B1	85	94,031
EchoStar DBS Corp.
Sr. Notes
10.375%	10/01/07	Ba3	300	320,625
Kabel Deutschland GmbH (Germany)
Sr. Notes
10.625%	07/01/14	B3	100	102,750
Rogers Cablesystems, Inc., (Canada)
Sr. Notes
10.00%	03/15/05	Ba2	200	207,607

				1,629,298

Chemicals — 1.3%
BCP Caylux Holdings SCA (Luxembourg)
Sr. Sub. Notes
9.625%	06/15/14	B3	75	77,719
Equistar Chemicals LP
Sr. Notes
10.125%	09/01/08	B2	55	60,225
10.625%	05/01/11	B2	105	116,550
Hercules, Inc.
Debs.
6.60%	08/01/27	Ba1	150	150,000
Gtd. Notes
6.75%	10/15/29	Ba3	50	48,000
11.125%	11/15/07	Ba2	50	58,500
Huntsman Advanced Materials
Sr. Sec’d. Notes
11.00%	07/15/10	B2	35	39,463
Huntsman ICI Chemicals LLC
Sr. Sub. Notes
10.125%	07/01/09	Caa1	100	102,000
Huntsman LLC
Gtd. Notes
11.50%	07/15/12	B3	100	101,250
11.625%	10/15/10	B2	140	154,700

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
IMC Global, Inc.
Debs.
6.875%	07/15/07	B2	$100	$102,750
Sr. Notes, Ser. B
11.25%	06/01/11	B1	105	121,012
Johnsondiversey Holdings, Inc.
Gtd. Notes
9.625%	05/15/12	B2	35	38,150
Sr. Disc. Notes
Zero	05/15/13	B3	75	57,750
Lyondell Chemical Co.
Sec’d. Notes
9.875%	05/01/07	B1	100	104,500
Nalco Co.
Sr. Notes
7.75%	11/15/11	B2	125	130,937
Sr. Sub. Notes
8.875%	11/15/13	Caa1	25	26,188
OM Group, Inc.
Gtd. Notes
9.25%	12/15/11	Caa1	250	256,250
Rhodia SA
Sr. Notes
10.25%	06/01/10	B3	200	202,000
Sr. Sub. Notes
8.875%	06/01/11	Caa1	100	84,500
Rockwood Specialties, Inc.
Sr. Sub. Notes
10.625%	05/15/11	B3	50	53,250
Westlake Chemical Corp.
Gtd. Notes
8.75%	07/15/11	Ba3	75	81,375

				2,167,069

Commercial Banks
Kazkommerts International BV
Gtd. Notes
7.875%	04/07/14	Baa2	95	88,825

Commercial Services — 0.2%
Buhrmann US, Inc.
Sr. Sub. Notes
8.25%	07/01/14	B2	15	14,963
Coinmach Corp.
Sr. Notes
9.00%	02/01/10	B2	90	90,225
UGS Corp.
Sr. Sub. Notes
10.00%	06/01/12	B3	175	186,375
Unisys Corp.
Sr. Notes
8.125%	06/01/06	Ba1	75	79,687

				371,250

Consumer Products — 0.1%
Amscan Holdings, Inc.
Sr. Sub. Notes
8.75%	05/01/14	B3	75	73,688

SEE NOTES TO FINANCIAL STATEMENTS.

B6

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Consumer Products (cont’d.)
Levi Strauss & Co.
Sr. Notes
12.25%	12/15/12	Ca	$25	$24,625
Rayovac Corp.
Sr. Sub. Notes
8.50%	10/01/13	B3	100	105,000

				203,313

Containers & Packaging — 0.8%
Anchor Glass Container Corp.
11.00%	02/15/13	B2	50	57,187
Berry Plastics Corp.
Gtd. Notes
10.75%	07/15/12	B3	100	111,000
Crown Cork & Seal Finance PLC
Gtd. Notes
7.00%	12/15/06	B3	200	203,000
Graham Packaging Holding Co.
Sr. Disc. Notes
10.75%	01/15/09	Caa2	275	282,906
Greif Brothers Corp.
Sr. Sub. Notes
8.875%	08/01/12	B2	175	188,344
Owens-Brockway Glass Container
Sr. Gtd. Sec’d. Notes
8.75%	11/15/12	B2	215	233,275
Portola Packaging, Inc.
Sr. Notes
8.25%	02/01/12	B2	75	60,000
Rexnord Corp.
Sr. Sub. Notes
10.125%	12/15/12	B3	100	110,000
Silgan Holdings, Inc.
Sr. Sub. Notes
6.75%	11/15/13	B1	50	48,500

				1,294,212

Diversified Financials — 0.6%
Alamosa Delaware, Inc.
Gtd. Notes
11.00%	07/31/10	Caa1	50	54,500
Citigroup, Inc.
Unsub. Notes
1.275%	12/28/04	Aa1	JPY 3,000	27,639
European Investment Bank
Sr. Notes (Japan)
0.875%	11/08/04	Aaa	JPY 10,000	91,921
General Motors Acceptance Corp.
Notes
6.875%	09/15/11	A3	750	768,973
Sovereign Bancorp., Inc.
Sr. Notes
10.50%	11/15/06	Baa3	55	63,012
Western Financial Bank
Sub. Cap. Debs.
8.875%	08/01/07	B1	80	80,400

				1,086,445

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Diversified Manufacturing — 0.5%
Amsted Industries, Inc.
Sr. Notes
10.25%	10/15/11	B3	$75	$81,375
Invensys PLC
Sr. Notes
9.875%	03/15/11	B3	175	174,125
Invista
Notes
9.25%	05/01/12	B1	35	35,175
Koppers, Inc.
Gtd. Notes
9.875%	10/15/13	B2	50	54,750
Motors & Gears, Inc.
Notes
10.75%	11/15/06	Caa1	70	59,500
Mueller Group, Inc.
Sr. Sub. Notes
10.00%	05/01/12	Caa1	45	46,800
Sensus Metering System, Inc.
Sr. Sub. Notes
8.625%	12/15/13	Caa1	100	96,000
SPX Corp.
Sr. Notes
7.50%	01/01/13	Ba3	120	123,000
Stena AB
Sr. Notes
7.50%	11/01/13	Ba3	100	98,875
Tyco International Group SA
Gtd. Notes
6.125%	11/01/08	Baa3	25	26,597
6.375%	10/15/11	Baa3	20	21,276
6.75%	02/15/11	Baa3	25	27,164

				844,637

Electric Utilities — 2.3%
AES Corp.
Sr. Notes
9.375%	09/15/10	B2	425	453,156
9.50%	06/01/09	B2	25	26,719
AES Eastern Energy LP,
Pass-thru. Certs., Ser. 99-A
9.00%	01/02/17	Ba1	39	41,944
Allegheny Energy Supply Co., LLC
Notes
8.25%	04/15/12	B3	148	146,335
Calpine Corp.
Sr. Notes
8.50%	02/15/11	Caa1	230	150,075
8.75%	07/15/13	B(e)	115	94,300
CMS Energy Corp.
Sr. Notes
7.50%	01/15/09	B3	90	89,550
8.50%	04/15/11	B3	50	51,000
Cogentrix Energy, Inc.
Gtd. Notes
8.75%	10/15/08	Ba3	15	15,488

SEE NOTES TO FINANCIAL STATEMENTS.

B7

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Edison Mission Energy
Sr. Notes
7.73%	06/15/09	B2	$150	$145,875
Empresa Nacional De Electricidad SA
Notes
8.35%	08/01/13	Ba2	210	224,178
8.625%	08/01/15	Ba2	55	59,305
Homer City Funding LLC
Gtd. Notes
8.137%	10/01/19	Ba2	50	51,975
Midland Funding Corp.
Debs.
13.25%	07/23/06	Ba3	205	235,750
Midwest Generation LLC
Pass-thru Certs., Ser. B
8.56%	01/02/16	B2	70	68,950
Sec’d. Notes
8.75%	05/01/34	B1	75	75,750
Mirant Americas Generation LLC
Sr. Notes
7.20%	10/01/08(c)	D(e)	40	30,200
Nevada Power Co.
Gen. Ref. Mtge.
6.50%	04/15/12	Ba2	50	47,500
Notes
10.875%	10/15/09	Ba2	5	5,650
NRG Energy, Inc.
8.00%	12/15/13	B2	195	196,950
Orion Power Holdings, Inc.
Sr. Notes
12.00%	05/01/10	B2	140	170,800
PG&E Corp.
First Mtge. Notes
1.81%	04/03/06(b)	Baa2	300	300,181
PPL Capital Funding Trust I
Sub. Notes
7.29%	05/18/06	BB+(e)	275	288,720
Reliant Resources, Inc.
Sec’d. Notes
9.50%	07/15/13	B1	80	86,200
Sierra Pacific Resources
Notes
8.75%	05/15/05	B2	125	128,750
Sr. Notes
8.625%	03/15/14	B2	40	39,000
Southern California Edison Co.
First Mtge. Notes
8.00%	02/15/07	Baa2	250	276,166
TECO Energy, Inc.
Notes
7.50%	06/15/10	Ba2	175	176,750
TNP Enterprises, Inc.
Sr. Sub. Notes
10.25%	04/01/10	B2	100	103,500

				3,780,717

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Electronic Equipment & Instruments — 0.1%
Celestica Inc
Sr. Sub. Notes
7.875%	07/01/11	Ba3	$50	$51,000
Flextronics International, Ltd.
Sr. Sub. Notes
6.50%	05/15/13	Ba2	95	92,625
Sanmina-SCI Corp.
Gtd. Notes
10.375%	01/15/10	Ba2	50	57,250

				200,875

Energy — 1.4%
Aquila, Inc.
Sr. Notes
9.95%	02/01/11	Caa1	115	113,275
Chesapeake Energy Corp.
Sr. Notes
8.375%	11/01/08	Ba3	165	178,200
Dynegy Holdings, Inc.
Sr. Sec’d. Notes
10.125%	07/15/13	B3	105	113,662
El Paso Corp.
Sr. Notes
7.00%	05/15/11	Caa1	325	284,375
Sr. Notes, MTN
7.75%	01/15/32	Caa1	200	160,500
7.80%	08/01/31	Caa1	100	80,250
Forest Oil Corp.
Sr. Notes
8.00%	06/15/08	Ba3	40	42,600
Gemstone Investors, Ltd.
Gtd. Sr. Notes
7.71%	10/31/04	Caa1	140	141,050
GulfTerra Energy Partners LP
Sr. Notes
6.25%	06/01/10	Ba3	100	101,000
Hanover Compressor Co.
Sr. Notes
8.625%	12/15/10	B3	50	51,750
Hanover Equipment Trust
Sec’d. Notes
8.75%	09/01/11	B2	95	101,650
Magnum Hunter Resources, Inc.
Gtd. Notes
9.60%	03/15/12	B2	15	16,500
Newfield Exploration Co.
Sr. Sub. Notes
8.375%	08/15/12	Ba3	50	54,250
Pacific Energy Partners Finance
7.125%	06/15/14	Ba2	25	25,375
Plains All American Pipeline LP
Sr. Notes
7.75%	10/15/12	Ba1	25	27,396
Premcor Refinancing Group, Inc.
Sr. Notes
9.50%	02/01/13	Ba3	100	115,250

SEE NOTES TO FINANCIAL STATEMENTS.

B8

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Energy (cont’d.)
Premcor Refining Group, Inc.
Gtd. Notes
6.75%	05/01/14	Ba3	$20	$19,800
Sr. Sub. Notes
7.75%	02/01/12	B2	50	51,875
Stone Energy Corp.
Sr. Sub. Notes
8.25%	12/15/11	B2	90	93,825
Tennessee Gas Pipeline Co.
Debs.
7.00%	03/15/27	B1	90	92,925
7.00%	10/15/28	B1	50	43,750
7.625%	04/01/37	B1	145	131,225
Vintage Petroleum, Inc.
Sr. Notes
8.25%	05/01/12	Ba3	50	53,000
Williams Cos., Inc.
Notes
7.125%	09/01/11	B3	225	228,375
8.125%	03/15/12	B3	40	42,700
Sr. Notes
8.625%	06/01/10	B3	50	55,000

				2,419,558

Food Products — 0.5%
Agrilink Foods, Inc.
Sr. Sub. Notes
11.875%	11/01/08	B3	25	26,438
Carrols Corp.
Sr. Sub. Notes
9.50%	12/01/08	B3	60	62,100
Del Monte Corp.
Sr. Sub. Notes
8.625%	12/15/12	B2	100	107,750
Delhaize America, Inc.
Gtd. Notes.
8.125%	04/15/11	Ba1	175	191,018
Dole Food, Inc.
Gtd. Notes
7.25%	06/15/10	B2	75	74,062
Sr. Notes
8.625%	05/01/09	B2	50	52,375
8.875%	03/15/11	B2	50	52,875
Pathmark Stores, Inc.
Gtd. Notes
8.75%	02/01/12	B2(e)	140	140,000
Smithfield Foods, Inc.
Sr. Notes
8.00%	10/15/09	Ba2	70	75,425
Stater Bros. Holdings, Inc.
Sr. Notes
8.125%	06/15/12	B1	25	25,094

				807,137

Funeral Services
Service Corp. International
Notes
6.50%	03/15/08	B1	75	75,000

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Funeral Services (cont’d.)
Sr. Notes
6.00%	12/15/05	B1	$10	$10,213

				85,213

Gaming — 1.0%
Argosy Gaming Co.
Sr. Sub. Notes
7.00%	01/15/14	B3	50	48,750
9.00%	09/01/11	B2	50	55,250
Aztar Corp.
Sr. Sub. Notes
9.00%	08/15/11	Ba3	150	166,125
Boyd Gaming Corp.
Sr. Sub. Notes
8.75%	04/15/12	B1	90	95,850
Caesars Entertainment, Inc.
Notes
8.50%	11/15/06	Ba1	125	135,625
Sr. Sub. Notes
8.125%	05/15/11	Ba2	25	26,531
8.875%	09/15/08	Ba2	40	43,400
9.375%	02/15/07	Ba2	45	48,881
Coast Hotels & Casinos, Inc.
Sr. Sub. Notes
9.50%	04/01/09	NR	75	78,750
Isle Capri Casinos, Inc.
Sr. Sub. Notes
7.00%	03/01/14	B2	50	46,375
Kerzner International Ltd. (Bahamas)
Sr. Sub. Notes
8.875%	08/15/11	B2	125	133,438
MGM Mirage, Inc.
Gtd. Notes
9.75%	06/01/07	Ba2	205	223,962
Mohegan Tribal Gaming Authority
Sr. Sub. Notes
6.375%	07/15/09	Ba3	50	50,125
8.00%	04/01/12	Ba3	45	47,925
Station Casinos, Inc.
Sr. Notes
6.00%	04/01/12	Ba3	75	72,563
Venetian Casino Resort LLC
Notes
11.00%	06/15/10	B3	175	202,125
Wynn Las Vegas LLC
Second Mtge.
12.00%	11/01/10	B3	100	119,750

				1,595,425

Health Care — 1.5%
AIG II (Cayman Islands)
Sec’d. Notes, M.T.N.
1.20%	01/26/05	Aaa	JPY 74,000	682,592
Alliance Imaging, Inc.
Sr. Sub. Notes
10.375%	04/15/11	B3	110	115,225

SEE NOTES TO FINANCIAL STATEMENTS.

B9

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Health Care (cont’d.)
Concentra Operating Corp.
Gtd. Notes
9.125%	06/01/12	B3	$75	$78,375
9.50%	08/15/10	B3	50	53,250
Sr. Sub. Notes, Ser. B
13.00%	08/15/09	B3	50	53,815
HCA, Inc.
Notes
7.125%	06/01/06	Ba1	100	105,634
8.36%	04/15/24	Ba1	100	105,892
9.00%	12/15/14	Ba1	100	116,251
HEALTHSOUTH Corp.
Sr. Sub. Notes
8.50%	02/01/08(c)	NR	50	49,188
Iasis Healthcare Corp. LLC
Sr. Sub. Notes
8.75%	06/15/14	B3	40	40,900
Inverness Medical Innovations, Inc.
Sr. Sub. Notes
8.75%	02/15/12	Caa1	105	107,362
Magellan Health Services, Inc.
Sr. Notes
9.375%	11/15/08	B3	138	148,415
Mariner Health Care, Inc.
Sr. Sub. Notes
8.25%	12/15/13	B3	105	110,250
Medco Health Solutions, Inc.
Sr. Notes
7.25%	08/15/13	Ba1	30	32,121
Medical Device Manufacturing, Inc.
Gtd. Notes
10.00%	07/15/12	Caa1	75	76,500
MedQuest, Inc.
Sr. Sub. Notes
11.875%	08/15/12	B3	125	141,875
NeighborCare, Inc.
Sr. Sub. Notes
6.875%	11/15/13	Ba3	35	37,100
Quintiles Transnational Corp.
Sr. Sub. Notes
10.00%	10/01/13	B3	5	4,950
Res-Care, Inc.
Gtd. Notes
10.625%	11/15/08	B2	115	121,325
Select Medical Corp.
Sr. Sub. Notes
7.50%	08/01/13	B2	35	34,475
9.50%	06/15/09	B2	70	74,900
Tenet Healthcare Corp.
Sr. Notes
5.375%	11/15/06	B3	50	50,250
6.375%	12/01/11	B3	50	43,750
6.50%	06/01/12	B3	50	43,500
VWR International, Inc.
Sr. Sub. Notes
8.00%	04/15/14	B3	50	51,250

				2,479,145

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure — 0.9%
Felcor Lodging LP
Sr. Notes
5.84%	06/01/11(b)	B1	$50	$50,250
9.00%	06/01/11	B1	50	51,625
10.00%	09/15/08	B1	62	65,410
Felcor Suites LP
Gtd. Sr. Notes
7.625%	10/01/07	B1	75	76,500
Hilton Hotels Corp.
Notes
7.625%	12/01/12	Ba1	100	107,500
Host Marriott LP
Gtd. Notes
9.50%	01/15/07	Ba3	250	273,125
Sr. Notes
7.125%	11/01/13	Ba3	45	44,100
ITT Corp.
Debs.
7.375%	11/15/15	Ba1	175	175,000
Notes
6.75%	11/15/05	Ba1	70	72,100
K2, Inc.
Sr. Notes
7.375%	07/01/14	Ba3	50	50,875
Royal Caribbean Cruises Ltd.
Sr. Notes
6.875%	12/01/13	Ba2	25	24,719
8.00%	05/15/10	Ba2	100	107,750
8.125%	07/28/04	Ba2	55	55,192
Six Flags, Inc.
Sr. Notes
9.625%	06/01/14	B3	75	74,625
Starwood Hotels & Resorts Worldwide, Inc.
Sr. Notes
7.375%	05/01/07	Ba1	120	126,300
7.875%	05/01/12	Ba1	55	58,850
Vail Resorts, Inc.
Sr. Sub. Notes
6.75%	02/15/14	B2	75	71,063

				1,484,984

Machinery — 0.5%
Case New Holland, Inc.
Sr. Notes
9.25%	08/01/11	Ba3	125	131,250
Flowserve Corp.
Gtd. Notes
12.25%	08/15/10	B2	50	56,625
Joy Global, Inc.
Gtd. Notes, Ser. B
8.75%	03/15/12	B1	150	168,000
Manitowoc, Inc.
Sr. Sub. Notes
10.50%	08/01/12	B2	150	171,750
Terex Corp.
Gtd. Notes
7.375%	01/15/14	B3	25	24,500
10.375%	04/01/11	B3	155	172,825

SEE NOTES TO FINANCIAL STATEMENTS.

B10

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Machinery (cont’d.)
Sr. Sub. Notes
9.25%	07/15/11	B3	$45	$49,050
Thermadyne Holdings Corp.
Gtd. Notes
9.25%	02/01/14	Caa1	50	49,375

				823,375

Metals & Mining — 0.6%
AK Steel Corp.
Gtd. Notes
7.75%	06/15/12	B3	85	76,713
Arch Western Finance
Sr. Notes
6.75%	07/01/13	Ba2	75	75,000
Armco, Inc.
Sr. Notes
9.00%	09/15/07	B3	50	49,125
Century Aluminum Co.
First Mtge. Notes
11.75%	04/15/08	B1	175	195,125
CSN Islands VII Corp.
Gtd. Notes
10.75%	09/12/08	B1	80	82,800
Ispat Inland ULC
Sr. Sec’d. Notes
9.75%	04/01/14	Caa1	165	169,950
Oregon Steel Mills, Inc.
Gtd. Notes
10.00%	07/15/09	B2	75	79,781
Russel Metals, Inc.
Sr. Notes
6.375%	03/01/14	Ba3	160	150,000
United States Steel LLC
Sr. Notes
10.75%	08/01/08	B1	75	85,687

				964,181

Miscellaneous Services — 0.1%
Cornell Cos., Inc.
Sr. Notes
10.75%	07/01/12	B3	100	101,000
Noteco Ltd.
Notes
1.00%	06/22/25	NR	GBP 7	10,663

				111,663

Office Equipment & Supplies
Xerox Corp.
Sr. Notes
7.625%	06/15/13	B1	75	76,688

Oil & Gas Equipment — 0.6%
Crown European Holdings SA
Notes
9.50%	03/01/11	B1	100	109,000
Parker Drilling Co.
Sr. Notes
9.625%	10/01/13	B2	175	181,562

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Oil & Gas Equipment (cont’d.)
Pemex Project Funding Master Trust
Gtd. Notes
8.625%	02/01/22	Baa1	$250	$260,000
Range Resources Corp.
Sr. Sub. Notes
7.375%	07/15/13	B3	355	353,225
TransMontaigne, Inc.
Sr. Sub. Notes
9.125%	06/01/10	B3	35	36,050

				939,837

Oil & Gas Exploration & Production — 0.2%
El Paso Production Holding Co.
Gtd. Notes
7.75%	06/01/13	B3	150	137,625
Encore Acquisition Co.
Sr. Sub. Notes
6.25%	04/15/14	B2	25	23,500
Evergreen Resources, Inc.
Sr. Sub. Notes
5.875%	03/15/12	Ba3	85	85,850
The Houston Exploration Co.
Sr. Sub. Notes
7.00%	06/15/13	B2	25	25,125

				272,100

Paper & Forest Products — 0.8%
Abitibi-Consolidated, Inc.
Bonds
8.30%	08/01/05	Ba2	150	155,243
Notes
6.00%	06/20/13	Ba2	5	4,425
Ainsworth Lumber Co. Ltd.
Sr. Notes
6.75%	03/15/14	B1	140	131,250
Cellular Tissue Hloldings, Inc.
Sec’d. Notes
9.75%	03/15/10	B2	150	144,000
Georgia-Pacific Corp.
Debs.
8.125%	06/15/23	Ba3	25	25,687
Notes
7.50%	05/15/06	Ba3	75	79,500
8.125%	05/15/11	Ba3	30	33,150
8.875%	05/15/31	Ba3	370	394,975
Millar Western Forest Products, Ltd.
Sr. Notes
7.75%	11/15/13	B3	65	65,325
Norske Skog Canada, Ltd.
Sr. Notes
7.375%	03/01/14	Ba3	75	72,563
Stone Container Finance Co. (Canada)
Sr. Notes
11.50%	08/15/06	B2	95	95,831
Tembec Industries, Inc. (Canada)
Gtd. Notes
7.75%	03/15/12	Ba3	55	53,075
8.50%	02/01/11	Ba3	25	25,250

				1,280,274

SEE NOTES TO FINANCIAL STATEMENTS.

B11

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Printing & Publishing — 0.7%
American Color Graphics, Inc.
Notes
10.00%	06/15/10	B3	$90	$80,325
American Media Operations, Inc.
Gtd. Notes, Ser. B
10.25%	05/01/09	B2	5	5,188
CanWest Media, Inc. (Canada)
Sr. Notes, Ser. B
7.625%	04/15/13	B1	15	15,413
Sr. Sub. Notes
10.625%	05/15/11	B2	100	112,125
Dex Media East LLC
Gtd. Notes
12.125%	11/15/12	Caa1	125	145,937
Dex Media West LLC
Sr. Sub. Notes
9.875%	08/15/13	Caa1	250	274,375
Dex Media, Inc.
Notes
8.00%	11/15/13	Caa2	70	67,200
Medianews Group, Inc.
Sr. Sub. Notes
6.875%	10/01/13	B2	75	70,875
Morris Publishing Group LLC
Gtd. Notes
7.00%	08/01/13	Ba3	25	23,750
PRIMEDIA, Inc.
Sr. Notes
6.615%	05/15/10 (b)	B3	75	76,031
Quebecor Media, Inc. (Canada)
Sr. Disc. Notes, Zero Coupon (until 7/15/06)
13.75%	07/15/11	B2	150	138,750
Sun Media Corp. (Canada)
Gtd. Notes
7.625%	02/15/13	Ba3	175	178,500

				1,188,469

Real Estate Investment Trust — 0.5%
HMH Properties, Inc.
Sr. Notes, Ser. B
7.875%	08/01/08	Ba3	54	55,350
Intrawest Corp. (Canada)
Sr. Notes
10.50%	02/01/10	B1	200	216,250
La Quinta Properties, Inc.
Sr. Notes
8.875%	03/15/11	Ba3	125	134,375
OMEGA Healthcare Investors, Inc.
Notes
6.95%	08/01/07	B1	100	101,625
Sr. Notes
7.00%	04/01/14	B1	100	94,500
Senior Housing Properties Trust
Sr. Notes
8.625%	01/15/12	Ba2	50	54,368

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Real Estate Investment Trust (cont’d.)
Ventas Realty LP
Sr. Notes
8.75%	05/01/09	Ba3	$40	$43,200
9.00%	05/01/12	Ba3	85	93,075

				792,743

Restaurants
Dominos, Inc.
Sr. Sub. Notes
8.25%	07/01/11	B3	25	26,500

Retail — 0.8%
Ahold Finance USA, Inc.
Notes
8.25%	07/15/10	B1	25	26,375
Amerigas Partners LP
Sr. Notes
8.875%	05/20/11	B2	50	53,250
Asbury Automotive Group, Inc.
Sr. Sub. Notes
8.00%	03/15/14	B3	25	23,875
AutoNation, Inc.
Gtd. Notes
9.00%	08/01/08	Ba2	35	39,550
CSK Auto, Inc.
Gtd. Notes
7.00%	01/15/14	B2	75	71,438
Dillard’s, Inc.
Notes
6.43%	08/01/04	B2	15	15,000
Ferrellgas Partners LP
Sr. Notes
8.75%	06/15/12	B2	50	53,375
Finlay Fine Jewelry Corp.
Sr. Notes
8.375%	06/01/12	B1	50	51,875
General Nutrition Center, Inc.
Sr. Sub. Notes
8.50%	12/01/10	B3	50	51,875
Group 1 Automotive, Inc.
Sr. Sub. Notes
8.25%	08/15/13	B1	75	78,562
JC Penney Co., Inc.
Debs.
7.125%	11/15/23	Ba3	75	76,875
7.40%	04/01/37	Ba3	235	247,925
Lazydays RV Center, Inc.
Sr. Notes
11.75%	05/15/12	B3	120	126,600
Rite Aid Corp.
Deb. Notes
6.875%	08/15/13	Caa1	50	46,000
7.70%	02/15/27	Caa1	15	13,275
Sec’d. Notes
8.125%	05/01/10	B2	150	157,875
Saks, Inc.
Gtd. Notes
7.375%	02/15/19	Ba3	85	81,175

SEE NOTES TO FINANCIAL STATEMENTS.

B12

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Retail (cont’d.)
Sonic Automotive, Inc.
Sr. Sub. Notes
8.625%	08/15/13	B2	$75	$78,187
The Pantry, Inc.
Sr. Sub. Notes
7.75%	02/15/14	B3	75	73,125

				1,366,212

Rubber
Goodyear Tire & Rubber Co.
Notes
7.857%	08/15/11	B3	50	45,625

Schools
Kindercare Learning Center, Inc.
Sr. Sub. Notes
9.50%	02/15/09	B3	76	77,140

Semiconductor Equipment & Products — 0.1%
Amkor Technology, Inc.
Sr. Notes
7.125%	03/15/11	B1	75	70,312
Fairchild Semiconductor International, Inc.
Sr. Sub. Notes
10.50%	02/01/09	B2	100	108,750
ON Semiconductor Corp.
Sr. Sec’d. Notes
13.00%	05/15/08	Caa1	33	37,868

				216,930

Structured Notes — 0.2%
Lehman Brothers, Inc.
TRAINS HY-2004-1
8.0183%	08/01/15(i)	B1	300	311,625

Telecommunications — 2.2%
American Cellular Corp.
Sr. Notes
10.00%	08/01/11	B3	75	64,688
Cincinnati Bell, Inc.
Sr. Sub. Notes
8.375%	01/15/14	B3	150	133,500
Citizens Communications Co.
Notes
9.25%	05/15/11	Baa3	175	182,908
Crown Castle International Corp.
Sr. Notes
7.50%	12/01/13	B3	100	99,500
9.375%	08/01/11	B3	25	27,500
10.75%	08/01/11	B3	100	112,000
Dobson Communications Corp.
Sr. Notes
8.875%	10/01/13	Caa1	80	60,800
Eircom Funding
Gtd. Notes (Ireland)
8.25%	08/15/13	B1	150	156,000
Lucent Technologies, Inc.
Notes
5.50%	11/15/08	Caa1	105	99,225

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
MCI, Inc.
Sr. Notes
6.688%	05/01/09	NR	$25	$23,125
Nextel Communications, Inc.
Sr. Notes
5.95%	03/15/14	Ba3	50	46,000
7.375%	08/01/15	Ba3	300	303,000
9.375%	11/15/09	Ba3	220	235,125
Nortel Networks Corp.
Sr. Gtd. Notes
4.25%	09/01/08	B3	25	23,938
Nortel Networks Ltd. (Canada)
Conv. Notes
6.125%	02/15/06	B3	200	201,000
Northern Telecom Capital Corp.
Gtd. Notes
7.875%	06/15/26	B3	30	28,800
Qwest Communications International, Inc.
Sr. Notes
7.50%	02/15/14	B3	100	90,250
Qwest Corp.
Notes
7.20%	11/01/04	Ba3	130	130,975
Qwest Services Corp.
Notes
14.00%	12/15/10	Caa1	213	247,612
Rogers Wireless Communications, Inc. (Canada)
Sec’d. Notes
9.625%	05/01/11	Ba3	95	106,637
Sec’d. Notes
6.375%	03/01/14	Ba3	100	92,000
SBC Communications, Inc.
Notes
4.206%	06/05/05	A1	600	609,294
Tritel PCS, Inc.
Gtd. Notes
10.375%	01/15/11	Baa2	105	121,290
Triton PCS, Inc.
Sr. Notes
8.50%	06/01/13(b)	B2	75	70,875
Ubiquitel Operating Co.
Sr. Notes
9.875%	03/01/11	Caa1	25	25,000
US Unwired, Inc.
Sec’d. Notes
5.79125%	06/15/10(b)	B2	25	25,344
Verizon Wireless Capital LLC
1.35%	05/23/05(b)	A3	300	299,716

				3,616,102

Tobacco — 0.1%
DIMON, Inc.
Gtd. Notes
9.625%	10/15/11	Ba3	65	65,650
North Atlantic Trading Co.
Sr. Notes
9.25%	03/01/12	B2	100	96,750

SEE NOTES TO FINANCIAL STATEMENTS.

B13

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS (Continued)
Tobacco (cont’d.)
Standard Commercial Corp.
Sr. Notes
8.00%	04/15/12	Ba3	$75	$73,500

				235,900

Transportation/Shipping
Offshore Logistics, Inc.
Sr. Notes
6.125%	06/15/13	Ba2	90	85,500

Waste Management — 0.3%
Allied Waste North America, Inc.
Sec’d. Notes
5.75%	02/15/11	Ba3	175	165,813
6.50%	11/15/10	Ba3	5	4,950
Sr. Notes
7.875%	04/15/13	Ba3	50	52,250
8.50%	12/01/08	Ba3	295	322,656

				545,669

TOTAL CORPORATE BONDS (cost $36,047,680)				36,692,712

FOREIGN GOVERNMENT OBLIGATIONS — 2.8%
Brazillian Government Bonds
8.25%	01/20/34	B2	45	34,042
Federal Republic of Brazil
8.00%	04/15/14	B2	235	215,062
12.00%	04/15/10	B2	300	319,500
German Government Bonds
3.75%	01/04/09	Aaa	EUR 400	491,527
5.25%	07/04/10	Aaa	EUR 800	1,047,292
Panamanian Government Bonds
9.625%	02/08/11	Ba1	250	276,875
Petroleos Mexicanos
9.25%	03/30/18	Baa1	250	278,125
Republic of Italy
5.00%	12/15/04	Aa2	JPY 7,000	65,564
Russian Federation
5.00%	03/31/30	Baa3	400	365,800
United Kingdom Treasury Stock
5.00%	09/07/14	Aaa	GBP 800	1,425,121
United Mexican States
8.125%	12/30/19	Baa2	170	181,900

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $4,734,453)				4,700,808

			Shares
PREFERRED STOCKS — 0.1%
Printing & Publishing — 0.1%
PRIMEDIA, Inc., Ser. D			1,250	117,500

Telecommunications
McLeodUSA, Inc., Ser. A			1,043	2,713

TOTAL PREFERRED STOCKS (cost $296,964)				120,213

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
CONVERTIBLE BONDS — 0.1%
Diversified Manufacturing Operations
Tyco International Group SA
2.75%	01/15/18	Baa3	$25	$37,563
3.125%	01/15/23	Baa3	50	80,937

TOTAL CONVERTIBLE BONDS (cost $75,000)				118,500

COLLATERALIZED MORTGAGE OBLIGATIONS
Ocwen Mortgage Loan Asset Backed Certificates
Ser. 1998-OFS3, Cl. A(b)
1.61%	10/25/29	AAA(e)	9	9,497
Structured Asset Mortgage Investments, Inc.
6.686%	02/25/30	Aaa	28	28,167

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $37,091)				37,664

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
Small Business Administration
Gtd. Notes
7.59%	01/01/20	Aaa	330	364,906
Small Business Investment Cos.
8.017%	02/10/10	Aaa	324	357,899

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $653,912)				722,805

U.S. GOVERNMENT SECURITIES — 11.8%
United States Treasury Bonds
7.50%	11/15/16		1,600	1,972,437
United States Treasury Notes
1.625%	04/30/05		4,400	4,387,627
2.00%	01/15/14		1,323	1,314,702
4.25%	08/15/13		1,000	976,172
4.875%	02/15/12		10,400	10,741,245
United States Treasury, TIPS
3.375%	01/15/07		237	254,175

TOTAL U.S. GOVERNMENT SECURITIES (cost $19,612,260)				19,646,358

MUNICIPAL BONDS — 1.5%
Golden State Tobacco Securitization Corp.
Ser. 2003-A-1
6.25%	06/01/33	Baa3	300	268,839
Massachusetts State Water Resources Authority
Ser. J
5.00%	08/01/32	Aaa	250	245,545
Michigan St. Bldg. Auth. Rev.
5.25%	10/15/11	Aaa	400	440,384
New Jersey St. Trans. Trust Fd. Auth.
5.00%	06/15/12	Aa3	600	646,260
San Antonio, Texas Water Revenue
5.00%	05/15/25	Aaa	500	497,725
Tobacco Settlement Financing Corp.
5.875%	05/15/39	Baa3	290	230,486
6.375%	06/01/32	Baa3	250	226,695

TOTAL MUNICIPAL BONDS (cost $2,563,679)				2,555,934

SEE NOTES TO FINANCIAL STATEMENTS.

B14

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
MORTGAGE BACKED SECURITIES — 5.6%
Federal Home Loan Mortgage Corp.
1.69%	11/15/30(b)	Aaa	$53	$52,896
Federal National Mortgage Assn.
4.138%	05/01/36(b)	Aaa	349	359,954
4.50%	08/01/33	Aaa	572	535,683
5.00%	01/01/19	Aaa	207	207,516
5.00%	TBA		5,000	4,828,125
6.00%	05/01/17	Aaa	58	60,123
6.179%	08/01/29(b)	Aaa	89	91,045
6.50%	06/01/18	Aaa	229	240,527
6.50%	10/01/21	Aaa	207	216,406
6.50%	11/01/21	Aaa	184	192,555
6.50%	12/01/32	Aaa	165	171,682
7.104%	08/01/09	Aaa	956	1,050,460
Government National Mortgage Assn.
4.00%	11/20/29(b)	Aaa	107	107,487
4.375%	04/20/27(b)	Aaa	191	191,886
4.625%	10/20/27(b)	Aaa	72	72,112
4.75%	08/20/24(b)	Aaa	15	15,411
7.50%	02/20/30	NA	760	818,347
8.00%	08/20/31	Aaa	47	51,126
8.50%	02/20/26	Aaa	3	2,862
8.50%	04/20/26	Aaa	4	4,258
8.50%	10/20/29	Aaa	32	34,745
8.50%	07/15/30	Aaa	35	38,246
8.50%	09/20/30	Aaa	14	15,259
8.50%	04/20/31	Aaa	26	28,186

TOTAL MORTGAGE BACKED SECURITIES (cost $9,136,035)				9,386,897

TOTAL LONG-TERM INVESTMENTS (cost $129,542,108)				142,317,918

SHORT-TERM INVESTMENTS — 19.4%
CORPORATE BONDS — 8.4%
Automobiles — 0.9%
Toyota Motor Credit Co.
1.39%	09/15/04	NR	1,600	1,595,305

Consumer Products — 1.0%
Pfizer, Inc.
1.30%	08/17/04	NR	1,600	1,597,284

Diversified Financials — 5.5%
Altria Group, Inc.
1.83%	05/03/04	NR	350	350,000
Barclays US Funding Corp.
1.28%	09/21/04	NR	100	99,708
Dexia Delaware
1.40%	08/30/04	PRIM1	400	399,067
HBOS Treasury Services PLC
1.475%	09/13/04	NR	100	99,697
1.58%	10/21/04	NR	1,200	1,194,101
1.585%	10/26/04	NR	400	397,940
Lloyds Bank PLC
1.185%	07/21/04	PRIM1	1,600	1,598,947
Stadshypotek Delaware, Inc.
1.49%	09/23/04	NR	600	597,914
Svenska Handelsbanken
1.295%	09/24/04	PRIM1	1,100	1,096,637

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)	Value (Note 2)
SHORT-TERM INVESTMENTS (Continued)
Corporate Bonds (cont’d.)
Total Fina Elf Capital
1.42%	07/01/04	NR	$500	$500,000
UBS Finance, Inc.
1.195%	07/21/04	NR	1,400	1,399,070
1.27%	09/23/04	NR	300	299,112
Wells Fargo Bank NA
1.19%	07/14/04	NR	1,100	1,100,000

				9,132,193

Energy — 1.0%
General Electric Capital Corp.
1.06%	07/12/04	PRIM1	1,600	1,599,482
1.11%	08/13/04	PRIM1	100	99,867

				1,699,349

TOTAL CORPORATE BONDS (cost $14,024,130)				14,024,131

U.S. GOVERNMENT SECURITIES — 2.6%
Federal Home Loan Mortgage Corp.
1.03%	07/06/04	Aaa	100	99,986
1.04%	07/27/04	Aaa	1,200	1,199,098
1.09%	07/06/04	Aaa	600	599,911
Federal National Mortgage Assn.
1.045%	07/14/04	Aaa	900	899,660
1.08%	08/04/04	Aaa	500	499,502
United States Treasury Bills
1.142%	09/02/04(d)	Aaa	250	249,467
1.185%	09/16/04(d)	Aaa	60	59,840
1.19%	09/16/04(d)	Aaa	50	49,866
1.24%	09/02/04(d)	Aaa	500	498,933
1.248%	09/16/04(d)	Aaa	50	49,866
1.37%	09/16/04(d)	Aaa	155	154,586

TOTAL U.S. GOVERNMENT SECURITIES (cost $4,360,705)				4,360,715

REPURCHASE AGREEMENT — 4.9%
State Street Bank & Trust Co.
0.50%	07/01/04(f)
(cost $8,222,032)			8,222	8,222,032

			Shares
MUTUAL FUND — 3.5%
Dryden Core Investment Fund — Taxable Money Market Series (cost $5,742,124; Note 4)			5,742,124	5,742,124

TOTAL SHORT-TERM INVESTMENTS (cost $32,348,991)				32,349,002

SEE NOTES TO FINANCIAL STATEMENTS.

B15

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

	Contracts/ Notional (000)	Value (Note 2)
OUTSTANDING OPTIONS PURCHASED(a)
Put Options
Eurodollar Futures expiring 9/13/04 @93.75	147,500	$369
Germany Fed Rep Bds 10Yr Ftrs expiring 8/23/04	20,000	0

TOTAL OUTSTANDING OPTIONS PURCHASED (cost $1,158)		369

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND SHORT SALES — 104.5% (cost $161,892,257; Note 6)		174,667,289

Interest Rate	Maturity Date	Moody’s Rating	Principal Amount (000)
INVESTMENTS SOLD SHORT — (8.7%)
Federal National Mortgage Assn.
6.00%	TBA		$2,700	(2,755,687)
United States Treasury Notes
3.625%	05/15/13	Aaa	4,800	(4,493,626)
3.875%	02/15/13	Aaa	7,600	(7,265,425)

TOTAL INVESTMENTS SOLD SHORT (proceeds received $14,289,000)				(14,514,738)

			Contracts/ Notional (000)
OUTSTANDING OPTIONS WRITTEN(a)
Call Options
Swap option, expiring 9/23/05 @ $4.0			600	(1,516)
Swap Option 3 month LIBOR, expiring 1/07/05 @ $5.0			200	(3,443)
Swap Option 3 month LIBOR, expiring 10/07/04 @ $4.0			1,800	(92)
Swap Option 3 month LIBOR, expiring 9/23/05 @ $4.0			2,900	(7,325)
Swap Option, expiring 10/07/04 @ $4.0			600	(31)
United States Treasury Notes 10Yr Futures, expiring 8/27/04 @ $115.0			21	(656)

				(13,063)

Put Options
Swap Option 3 month LIBOR, expiring 1/07/05 @ $7.0			200	(78)
Swap Option 3 month LIBOR, expiring 10/07/04 @ $6.0			1,800	(3,782)
Swap Option, expiring 10/07/04 @ $6.0			600	(1,260)
Swap Option, expiring 9/23/05 @ $7.0			600	(2,811)

				(7,931)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $208,484)				(20,994)

Value (Note 2)
TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT — 95.8% (cost $147,394,773)	$160,131,557

UNREALIZED DEPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS(h)	(902)
VARIATION MARGIN ON OPEN FUTURES CONTRACTS, NET(g)	107,888
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 4.2%	6,967,574

NET ASSETS — 100%	$167,206,117

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	Securities purchased on a forward commitment basis
TIPS	U.S. Treasury Inflation Protected Security

(a)	Non-income producing security.

(b)	Variable rate instrument.

(c)	Issuer in default.

(d)	Security segregated as collateral for futures contracts and swap options.

(e)	Standard & Poor’s rating.

(f)	State Street Repurchase Agreement, repurchase price $8,222,146 due 7/01/04. The value of the collateral including accrued interest was $8,524,674. The collateral consists of US Treasury or federal agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B16

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

(g)	Open futures contracts as of June 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation/ (Depreciation)
Long Positions:
11	Euribor	Dec 04	$3,268,165	$3,265,656	$(2,509)
2	Euribor	Jun 05	594,211	590,744	(3,467)
23	German 10 Yr Bonds	Sep 04	3,144,140	3,166,271	22,131
17	German 5 Yr Bonds	Sep 04	2,283,128	2,281,341	(1,787)
6	LIBOR	Mar 05	1,310,321	1,287,902	(22,419)
1	Eurodollar	Mar 09	235,700	235,650	(50)
1	Eurodollar	Dec 08	235,938	235,838	(100)
1	Eurodollar	Jun 05	236,525	236,337	(188)
1	Eurodollar	Sep 08	236,213	236,075	(138)
3	Eurodollar	Jun 05	728,213	724,725	(3,488)
30	Eurodollar	Dec 05	7,190,250	7,200,750	10,500
2	Eurodollar	Jun 07	475,553	474,975	(578)
2	Eurodollar	Dec 04	492,525	487,425	(5,100)
1	U.S. Treasury Bonds	Sep 04	105,781	106,375	594
153	U.S. Treasury 5 Yr Notes	Sep 04	16,530,332	16,629,188	98,856

					92,257
Short Position:
7	U.S. Treasury 10 Yr Notes	Sep 04	758,188	765,298	(7,110)

					$85,147

(h)	Outstanding forward foreign currency contracts as of June 30, 2004 were as follows:

Forward Foreign Currency Contract	Value at Settlement Date	Value at June 30, 2004	Unrealized Appreciation/ (Depreciation)
Bought:
Pound Sterling expiring 7/28/04	$5,000	$4,996	$(4)
Sold:
Euro expiring 7/20/04	66,279	66,888	(609)
Pound Sterling expiring 7/28/04	97,962	97,681	281
Japanese Yen expiring 7/21/04	99,273	99,843	(570)

			$(902)

(i)	A TRAIN (Targeted Return Index Securities Trust) is a trust established pursuant to a series trust agreement by Lehman Brothers, Inc. Each registered holder of certificates issued by the TRAIN is a beneficial owner of a fractional undivided interest in the TRAIN and is entitled to receive a pro rata share of interest and other amounts or property distributed. Rate shown reflects the weighted average rate of the underlying securities as of June 30, 2004.

SEE NOTES TO FINANCIAL STATEMENTS.

B17

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS	Shares	Value (Note 2)
Aerospace & Defense — 2.1%
Northrop Grumman Corp.	52,600	$2,824,620

Biotechnology — 4.5%
Genentech, Inc.(a)	42,100	2,366,020
Gilead Sciences, Inc.(a)	55,300	3,705,100

		6,071,120

Capital Markets — 1.6%
Lehman Brothers Holdings, Inc.	29,200	2,197,300

Communications Equipment — 2.7%
Cisco Systems, Inc.(a)	153,100	3,628,470

Computers & Peripherals — 1.7%
Hewlett-Packard Co.	110,200	2,325,220

Consumer Finance — 2.7%
American Express Co.	71,400	3,668,532

Diversified Financial Services — 4.4%
J.P. Morgan Chase & Co.	89,900	3,485,423
Principal Financial Group, Inc.	70,400	2,448,512

		5,933,935

Electric Utilities — 2.5%
TXU Corp.	82,200	3,329,922

Electronic Equipment & Instruments — 2.9%
Agilent Technologies, Inc.(a)	131,900	3,862,032

Energy Equipment & Services — 9.3%
BJ Services Co.(a)	100,900	4,625,256
Schlumberger, Ltd.	70,700	4,490,157
Smith International, Inc.(a)	62,400	3,479,424

		12,594,837

Food & Staples Retailing — 2.1%
Kroger Co.(a)	159,700	2,906,540

Health Care Providers & Services — 7.6%
Caremark Rx, Inc.(a)	114,700	3,778,218
CIGNA Corp.	46,300	3,185,903
Wellpoint Health Networks, Inc.(a)	29,100	3,259,491

		10,223,612

Hotels, Restaurants & Leisure — 2.7%
Starbucks Corp.(a)	83,700	3,639,276

Industrial Conglomerates — 5.2%
General Electric Co.	110,800	3,589,920
Tyco International, Ltd. (Bermuda)	105,200	3,486,328

		7,076,248

Insurance — 1.9%
XL Capital, Ltd. (Cayman Islands) (Class “A” Stock)	33,200	2,505,272

Internet & Catalog Retail — 3.4%
eBay, Inc.(a)	50,300	4,625,085

Internet Software & Services — 2.9%
Yahoo!, Inc.(a)	106,700	3,876,411

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Media — 2.3%
Univision Communications, Inc. (Class “A” Stock)(a)	96,500	$3,081,245

Multi-Utilities — 1.9%
Sempra Energy	73,800	2,540,934

Office Electronics — 3.6%
Xerox Corp.(a)	336,600	4,880,700

Oil & Gas — 4.6%
Nexen, Inc.	80,600	3,145,012
Suncor Energy, Inc. (Canada)	122,600	3,139,786

		6,284,798

Paper & Forest Products — 6.4%
Boise Cascade Corp.	69,500	2,615,980
Georgia-Pacific Corp.	78,300	2,895,534
International Paper Co.	71,800	3,209,460

		8,720,974

Pharmaceuticals — 3.8%
Eli Lilly & Co.	45,900	3,208,869
Novartis AG, ADR (Switzerland)	43,100	1,917,950

		5,126,819

Semiconductors & Semiconductor Equipment — 7.6%
Intel Corp.	131,200	3,621,120
Marvell Technology Group, Ltd. (Bermuda)(a)	126,200	3,369,540
Texas Instruments, Inc.	134,300	3,247,374

		10,238,034

Software — 2.7%
Electronic Arts, Inc.(a)	67,400	3,676,670

Specialty Retail — 2.1%
Bed Bath & Beyond, Inc.(a)	72,500	2,787,625

TOTAL LONG-TERM INVESTMENTS (cost $111,223,916)		128,626,231

SHORT-TERM INVESTMENTS — 4.7%
Mutual Fund — 4.5%
Dryden Core Investment Fund — Taxable Money Market Series (Note 4)	6,120,298	6,120,298

	Principal Amount (000)
Repurchase Agreement — 0.2%
State Street Bank & Trust Company, 0.50%, 7/1/04(b)	277	277,144

TOTAL SHORT-TERM INVESTMENTS (cost $6,397,442)		6,397,442

TOTAL INVESTMENTS — 99.9% (cost $117,621,358; Note 6)		135,023,673
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		182,336

NET ASSETS — 100%		$135,206,009

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $277,148 due 7/1/04. The value of the collateral including accrued interest was $289,496. Collateralized by United States Treasury or federal agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B18

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND, INC.

(Unaudited)

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of thirty-six Portfolios (“Portfolio” or “Portfolios”), each with a separate series of capital stock. The information presented in these financial statements pertains to two Portfolios: Diversified Conservative Growth Portfolio and Jennison 20/20 Focus Portfolio.

The Portfolios of the Series Fund have the following as investment objectives:

Diversified Conservative Growth Portfolio:    Current income and a reasonable level of capital appreciation by investing primarily in a diversified portfolio of debt and equity securities.

Jennison 20/20 Focus Portfolio:    Long-term growth of capital by investing primarily in up to 40 equity securities of U.S. companies that the Portfolio managers believe to have strong capital appreciation potential.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolios’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities that are held in the Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the

C1

value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities – at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain Portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Series Fund currently owns or intends to purchase. The Series Fund’s principle reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a

C2

liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Swaps:    Certain Portfolios of the Series Fund may enter into swap agreements. A swap is an agreement to exchange the returns generated by one instrument for the return generated by another instrument. The Portfolios enter into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Portfolio’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Portfolio’s may be subject to risk from the potential inability to the counterparty to meet the terms of the agreement.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Lending:    The Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series Fund has the right to repurchase the securities using the collateral in the open market. The Series Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series Fund also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

C3

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level.

For Portfolios with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Custody Fee Credits:    The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions:    Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the same Portfolio. The Portfolios will declare and distribute dividends from net investment income and distributions from net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with Prudential Investment Management, Inc. (“PIM”), Jennison Associates LLC (“Jennison”), EARNEST Partners LLC (“EARNEST”), RS Investment Management, L.P. (“RS”) and Pacific Management Company LLC (“PIMCO”) (collectively, the “subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee
Diversified Conservative Growth Portfolio	0.75%
Jennison 20/20 Focus Portfolio	0.75

C4

The subadvisers provide investment advisory services to the Portfolios as follows. Where more than one subadviser is listed, each subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
Diversified Conservative Growth Portfolio	EARNEST, RS, Jennison, PIMCO, PIM
Jennison 20/20 Focus Portfolio	Jennison

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PIMS, PI, PIM and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expense paid to non-affiliates, where applicable. During the six months ended June 30, 2004, the Series Fund incurred fees for the services of PMFS and as of June 30, 2004 fees were due to PMFS as follows:

Portfolio	Amount Incurred for the Six Months Ended June 30, 2004	Amount Due as of June 30, 2004
Diversified Conservative Growth Portfolio	$200	—
Jennison 20/20 Focus Portfolio	500	$100

For the six months ended June 30, 2004, Wachovia Corp. (“Wachovia”), an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Wachovia
Diversified Conservative Growth Portfolio	$38

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2004, the following Portfolios earned income from the Series by investing their excess cash.

Portfolio	Excess Cash Investment
Diversified Conservative Growth Portfolio	$32,055
Jennison 20/20 Focus Portfolio	36,143

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2004 were as follows:

Cost of Purchases:

Portfolio
Diversified Conservative Growth Portfolio	$58,033,225
Jennison 20/20 Focus Portfolio	75,596,951

Proceeds from Sales:

Portfolio
Diversified Conservative Growth Portfolio	$60,660,380
Jennison 20/20 Focus Portfolio	53,239,259

C5

The Diversified Conservative Growth Portfolio’s written options activity for the six months ended June 30, 2004 was as follows:

Diversified Conservative Growth Portfolio
	Contracts/ Notional (000)	Premiums
Balance as of December 31, 2003	15,200	$275,482
Options written	1,221	26,492
Options terminated in closing purchase transactions	(3,200)	(37,568)
Options expired	(3,900)	(55,922)

Balance as of June 30, 2004	9,321	$208,484

The Diversified Conservative Growth Portfolio entered into interest rate swap agreements during six months ended June 30, 2004. Details of the swap agreements outstanding as of June 30, 2004 were as follows:

Diversified Conservative Growth Portfolio:
Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays (b)	12/21/07	EUR	2,000	4.00%	6 month Euribor	$(16,299)
Goldman Sachs & Co. (b)	12/21/07	EUR	2,000	4.00%	6 month Euribor	(21,899)
UBS Warburg (a)	06/16/14	EUR	3,500	5.00%	6 month Euribor	(36,902)
Morgan Stanley Capital (b)	03/17/05	GBP	1,200	4.25%	6 month LIBOR	(9,433)
Goldman Sachs & Co. (a)	12/15/09		$2,900	4.00%	3 month LIBOR	(20,454)
J.P. Morgan (a)	12/15/09		$500	4.00%	3 month LIBOR	(3,527)
Bank of America, N.A. (b)	12/15/14		$900	5.00%	3 month LIBOR	14,098
Goldman Sachs & Co. (b)	12/15/14		$9,200	5.00%	3 month LIBOR	134,676

						$40,260

(a)	Portfolio pays the fixed rate and receives the floating rate.
(b)	Portfolio pays the floating rate and receives the fixed rate.

The Diversified Conservative Growth entered into credit default swap agreements during the six months ended June 30, 2004. Details of the swap agreements outstanding as of June 30, 2004 were as follows:

Diversified Conservative Growth Portfolio:
Counterparty(a)	Maturity Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley	12/20/08	$200	0.26%	Allstate Corp., 6.125%, due 2/15/12	$(73)
UBS	12/20/08	200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	1,855
Barclays	12/20/08	100	0.67%	Clear Channel Communication, Inc., 7.65%, due 9/15/10	311
Citigroup	12/20/08	200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(365)
Bank of America, N.A.	12/20/08	100	0.13%	E.I. DuPont de Nemours & Co., 6.875%, due 10/15/09	248
Barclays	12/20/08	200	0.16%	Eli Lilly & Co., Inc., 6.00%, due 3/15/12	(166)
Morgan Stanley	12/20/08	100	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	124
Citigroup	12/20/08	100	0.29%	FedEx Corp., 7.25%, due 2/15/11	356
Bear Stearns	06/20/05	1,700	0.55%	General Motors Acceptance Corp., 6.875%, due 8/28/12	(424)
Bear Stearns (b)	06/20/05	1,700	0.69%	General Motors Corp., 7.125%, due 7/15/13	3,236
Lehman Brothers	12/20/08	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(1,054)
Bear Stearns	12/20/08	200	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(287)
Merrill Lynch	12/20/08	100	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	271
Lehman Brothers	12/20/08	200	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	—
Lehman Brothers	12/20/08	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(426)
Lehman Brothers	12/20/08	100	0.30%	Masco Corp., 5.875%, due 7/15/12	578
Lehman Brothers	12/20/08	100	0.48%	Northrop Grumman Corp., 7.125%, due 2/15/11	(179)
Lehman Brothers	06/20/09	400	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(54)
Lehman Brothers	12/20/08	100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	150
Lehman Brothers	12/20/08	200	0.12%	The Home Depot, Inc., 5.375%, due 4/1/06	166
Barclays	12/20/08	100	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(733)
Citigroup	12/20/08	300	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	124
Lehman Brothers	12/20/08	100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	1,173

					$4,831

(a)	Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

C6

Note 6:	Tax Information

For federal income tax purposes, the following Portfolios had approximate capital loss carryforwards as of December 31, 2003:

	Approximate Capital Loss Carryforward(a)	Expiration Date
Portfolio		2009	2010	2011
Diversified Conservative Growth Portfolio	$16,492,000	$4,327,000	$12,165,000	—
Jennison 20/20 Focus	14,961,000	6,075,000	7,511,000	$1,375,000

(a)	Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards.

The Portfolios have elected to treat post-October losses incurred in the period November 1, 2003 through December 31, 2003 as being incurred in the current fiscal year:

	Approximate Post October Losses
Portfolio	Currency	Capital
Diversified Conservative Growth Portfolio	$102,000	—
Jennison 20/20 Focus Portfolio	—	$28,000

The United States federal income tax basis and net unrealized appreciation (depreciation) of the Series Fund’s investments as of June 30, 2004 were as follows:

Portfolio	Tax Basis	Appreciation	Depreciation	Total Net Unrealized
Diversified Conservative Growth Portfolio	$163,066,084	$14,342,808	$2,741,603	$11,601,205
Jennison 20/20 Focus Portfolio	117,956,415	17,288,318	221,060	17,067,258

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investments companies.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2004, the Jennison 20/20 Focus Portfolio has Class II shares outstanding.

C7

Transactions in shares of common stock of the Jennison 20/20 Focus Portfolio were as follows:

Jennison 20/20 Focus Portfolio:
Class I	Shares	Amount
Six Months ended June 30, 2004:
Capital stock sold	75,271	$823,149
Capital stock issued in reinvestment of dividends and distributions	5,765	61,682
Capital stock repurchased	(372,545)	(4,064,024)

Net increase (decrease) in shares outstanding	(291,509)	$(3,179,193)

Year ended December 31, 2003:
Capital stock sold	196,317	$1,802,208
Capital stock issued in reinvestment of dividends and distributions	15,798	127,802
Capital stock repurchased	(1,064,818)	(9,437,398)

Net increase (decrease) in shares outstanding	(852,703)	$(7,507,388)

Class II
Six Months ended June 30, 2004:
Capital stock sold	3,002,621	$32,553,477
Capital stock repurchased	(518,117)	(5,449,139)

Net increase (decrease) in shares outstanding	2,484,504	$27,104,338

Year ended December 31, 2003:
Capital stock sold	2,922,818	$27,443,579
Capital stock repurchased	(96,920)	(869,041)

Net increase (decrease) in shares outstanding	2,825,898	$26,574,538

Note 8:	Borrowings

The Series Fund (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period January 1, 2004 through April 30, 2004, the SCA provided for a commitment of $800 million and allowed the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. Effective May 1, 2004 the commitment was reduced to $500 million. All other terms and conditions remain the same. The expiration date of the renewed SCA is October, 29, 2004.

The following Portfolio utilized the line of credit during the six months ended June 30, 2004. The average balance is for the number of days the Portfolio had an outstanding balance.

Portfolio	Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates
Jennison 20/20 Focus Portfolio	$346,100	3	1.54%

Note 9:	Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP was previously the independent auditors for the Series Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Series Fund. The reports on the financial statements of the Series Fund audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Series Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

C8

Financial Highlights

(Unaudited)

	Diversified Conservative Growth Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,				May 3, 1999(a) through December 31, 1999
			2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.63		$9.17	$9.89	$10.16	$10.37	$10.00

Income From Investment Operations:
Net investment income	0.12		0.32	0.38	0.42	0.46	0.22
Net realized and unrealized gains (losses) on investments	0.12		1.58	(1.08)	(0.28)	(0.09)	0.39

Total from investment operations	0.24		1.90	(0.70)	0.14	0.37	0.61

Less Dividends and Distributions:
Dividends from net investment income	(0.33)		(0.44)	(0.02)	(0.41)	(0.46)	(0.22)
Distributions in excess of net investment income	—		—	—	—	(0.01)	(0.02)
Distributions from net realized gains	—		—	—	—	(0.09)	—
Distributions in excess of net realized gains	—		—	—	—	(0.02)	—

Total dividends and distributions	(0.33)		(0.44)	(0.02)	(0.41)	(0.58)	(0.24)

Net Asset Value, end of period	$10.54		$10.63	$9.17	$9.89	$10.16	$10.37

Total Investment Return(b)	2.37%		21.57%	(7.10)%	1.51%	3.79%	6.10%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$167.2		$169.6	$157.1	$204.1	$204.8	$115.8
Ratios to average net assets:
Expenses	0.95	%(c)	0.98%	0.92%	0.94%	0.93%	1.05	%(c)
Net investment income	2.16	%(c)	2.93%	3.63%	4.17%	4.71%	3.74	%(c)
Portfolio turnover	85	%(d)	214%	271%	315%	319%	107	%(d)

(a)	Commencement of investment operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

	Jennison 20/20 Focus Portfolio
	Class I
	Six Months Ended June 30, 2004		Year Ended December 31,				May 3, 1999(a) through December 31, 1999
			2003	2002	2001	2000
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.68		$8.28	$10.65	$10.99	$11.88	$10.00

Income From Investment Operations:
Net investment income	—	(d)	0.02	0.02	0.05	0.05	0.02
Net realized and unrealized gains (losses) on investments	0.67		2.40	(2.39)	(0.15)	(0.71)	1.88

Total from investment operations	0.67		2.42	(2.37)	(0.10)	(0.66)	1.90

Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.02)	— (d)	(0.05)	(0.05)	(0.02)
Distributions from net realized gains	—		—	—	(0.19)	(0.18)	—	(d)

Total dividends and distributions	(0.01)		(0.02)	—	(0.24)	(0.23)	(0.02)

Net Asset Value, end of period	$11.34		$10.68	$8.28	$10.65	$10.99	$11.88

Total Investment Retun(b):	6.28%		29.30%	(22.24)%	(1.01)%	(5.41)%	18.95%
Ratios Supplemental Data:
Net assets, end of period (in millions)	$65.3		$64.6	$57.2	$87.8	$95.8	$65.0
Ratios to average net assets:
Expenses	0.88	%(c)	0.95%	0.97%	0.93%	0.88%	1.09	%(c)
Net investment income	0.06	%(c)	0.18%	0.19%	0.46%	0.45%	0.33	%(c)
Portfolio turnover rate	47	%(e)	102%	75%	131%	163%	64	%(e)

(a)	Commencement of offering of Class I shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Less than $0.005 per share.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Financial Highlights

(Unaudited)

	Jennison 20/20 Focus Portfolio
	Class II
	Six Months Ended June 30, 2004		Year Ended December 31,			February 15, 2000(a) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.60		$8.23	$10.63	$10.99	$11.36

Income From Investment Operations:
Net investment income (loss)	(0.01)		— (d)	— (d)	0.02	0.01
Net realized and unrealized gains (losses) on investments	0.65		2.37	(2.40)	(0.15)	(0.19)

Total from investment operations	0.64		2.37	(2.40)	(0.13)	(0.18)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.04)	(0.01)
Distributions from net realized gains	—		—	—	(0.19)	(0.18)

Total dividends and distributions	—		—	—	(0.23)	(0.19)

Net Asset Value, end of period	$11.24		$10.60	$8.23	$10.63	$10.99

Total Investment Retun(b):	6.04%		28.80%	(22.58)%	(1.30)%	(1.53)%
Ratios Supplemental Data:
Net assets, end of period (in millions)	$69.9		$39.6	$7.5	$2.0	$0.7
Ratios to average net assets:
Expenses	1.28	%(c)	1.35%	1.37%	1.33%	1.28	%(c)
Net investment income (loss)	(0.33	)%(c)	(0.22)%	(0.21)%	0.06%	0.10	%(c)
Portfolio turnover rate	47	%(e)	102%	75%	131%	163	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Less than $0.005 per share.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D2

This report contains financial information about certain investment choices that may be available on the variable life insurance and variable annuity contracts listed below. You may receive additional reports and should refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

Variable Life Insurance	Variable Annuities

• Pruco Life’s Magnastar	• Pruco Life’s Discovery Select®
• Pruco Life’s MPremier VUL	• Pruco Life of New Jersey’s Discovery Select®
• Pruco Life’s Discovery Choice®
• Pruco Life of New Jersey’s Discovery Choice®

Variable life insurance is distributed by Pruco Securities LLC, member SIPC, 751 Broad Street, Newark, NJ 07102-3777. Variable annuities are distributed through Prudential Investment Management Services LLC (PIMS), member SIPC, Gateway Center Three, 14th Floor, Newark, NJ 07102-4077. Variable life insurance and variable annuities are issued by The Prudential Insurance Company of America, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations.

Variable Contracts:	ARE NOT FDIC INSURED	ARE NOT BANK GUARANTEED	MAY LOSE VALUE

The 2003 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household (“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

PO Box 7478

Philadelphia, PA 19101-7478

Presorted
Standard
U.S. Postage
PAID
Prudential

IFS-2004-A094687 PSFSAR -C             07/31/2004

Printed in the U.S.A

on recycled paper.

SEMIANNUAL REPORT	JUNE 30, 2004

The Prudential Series Fund, Inc.

Make Life Easier with e-Delivery.

You can stop receiving printed reports

and start reviewing your variable life

or variable annuity reports on-line by

using e-Delivery. To enroll, go to

www.icsdelivery.com/prudential.

For more details, see inside front cover.

•	SP Aggressive Growth Asset Allocation Portfolio

•	SP AIM Aggressive Growth Portfolio

•	SP AIM Core Equity Portfolio

•	SP Alliance Large Cap Growth Portfolio

•	SP Balanced Asset Allocation Portfolio

•	SP Conservative Asset Allocation Portfolio

•	SP Davis Value Portfolio

•	SP Deutsche International Equity Portfolio

•	SP Goldman Sachs Small Cap Value Portfolio

•	SP Growth Asset Allocation Portfolio

•	SP Large Cap Value Portfolio

•	SP MFS Capital Opportunities Portfolio

•	SP Mid Cap Growth Portfolio

•	SP PIMCO High Yield Portfolio

•	SP PIMCO Total Return Portfolio

•	SP Prudential U.S. Emerging Growth Portfolio

•	SP State Street Research Small Cap Growth Portfolio

•	SP Strategic Partners Focused Growth Portfolio

•	SP Technology Portfolio

•	SP William Blair International Growth Portfolio

Please note that inside are a Prospectus Supplement and a Notice dated August 13, 2004. The Notice is applicable to you if your variable annuity is one we no longer sell to new customers, and the Prospectus Supplement is applicable to you if your variable annuity is one that we continue to sell and for which we continue to deliver updated prospectuses. The variable annuity product names are listed at the top of each document.

The Prudential Insurance Company of America

751 Broad Street, Newark, NJ 07102-3777

Pruco Life Insurance Company

Pruco Life Insurance Company of New Jersey

213 Washington Street, Newark, NJ 07102-2992

Pruco Life Insurance Company is not licensed to do business in New York.

IFS-2004-A094682

This report is one of several that provide financial information about certain investment choices available on variable life insurance and variable annuity contracts. Based on the variable contract you own or the portfolios you invested in, you may receive additional reports that provide financial information on those investment choices. Please refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you. A list of the variable contracts that this report supports is located on the inside back cover.

This report must be preceded or accompanied by the current Monthly Performance Review (MPR) for the applicable product and the current prospectuses for the Prudential Series Fund portfolios and the applicable variable life or annuity contract. The prospectuses contain information on the investment objectives, risks, and charges and expenses and should be read carefully.

The contract’s prospectus contains hypothetical performance illustrations that show the effect of various assumptions regarding the cost of insurance protection. You may also obtain a personalized illustration of historical performance that reflects the cost of your policy’s insurance protection. The MPR shows historical investment performance after the deduction of investment management fees, investment-related expenses, and the product’s mortality and expense risk charges. For variable life insurance products, additional contract charges include the cost of insurance, administrative, sales, and any applicable withdrawal or surrender charges, which will reduce the rates of return shown. For variable annuity products, returns are net of all contract charges, including applicable surrender or withdrawal charges.

The accompanying financial statements as of June 30, 2004, were not audited, and accordingly, no opinion is expressed on them.

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The Prudential Series Fund, Inc.	Semiannual Report	JUNE 30, 2004

Letter to Contract Owners

•	THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS

SP Aggressive Growth Asset Allocation Portfolio

SP AIM Aggressive Growth Portfolio

SP AIM Core Equity Portfolio

SP Alliance Large Cap Growth Portfolio

SP Balanced Asset Allocation Portfolio

SP Conservative Asset Allocation Portfolio

SP Davis Value Portfolio

SP Deutsche International Equity Portfolio

SP Goldman Sachs Small Cap Value Portfolio

SP Growth Asset Allocation Portfolio

SP Large Cap Value Portfolio

SP MFS Capital Opportunities Portfolio

SP Mid Cap Growth Portfolio

SP PIMCO High Yield Portfolio

SP PIMCO Total Return Portfolio

SP Prudential U.S. Emerging Growth Portfolio

SP State Street Research Small Cap Growth Portfolio

SP Strategic Partners Focused Growth Portfolio

SP Technology Portfolio

SP William Blair International Growth Portfolio

•	FINANCIAL REPORTS

A1 Financial Statements

B1 Schedule of Investments

C1 Notes to Financial Statements

D1 Financial Highlights

E1 Management of The Prudential Series Fund, Inc.

This report may include financial information pertaining to certain portfolios that are not available through the variable life insurance policy or variable annuity contract that you have chosen. Please refer to your variable life insurance or variable annuity prospectus to determine which portfolios are available to you.

The Prudential Series Fund, Inc.

Performance (as of 6/30/2004)	6-Month	1-Year	3-Year	Since Inception	Inception Date
SP Aggressive Growth Asset Allocation Portfolio[1,2,3]	4.41%	23.86%	–0.27%	–4.92%	09/22/2000
SP AIM Aggressive Growth Portfolio[1,2,3]	5.39%	22.80%	–2.98%	–9.58%	09/22/2000
SP AIM Core Equity Portfolio[1,2,4]	4.06%	17.74%	–0.62%	–8.64%	09/22/2000
SP Alliance Large Cap Growth Portfolio[1,2]	2.57%	15.34%	–5.90%	–11.17%	09/22/2000
SP Balanced Asset Allocation Portfolio[1,2,3,4,5]	2.73%	14.07%	2.99%	0.87%	09/22/2000
SP Conservative Asset Allocation Portfolio[1,2,3,4,5]	1.70%	8.10%	3.96%	3.09%	09/22/2000
SP Davis Value Portfolio[1,6,7]	4.94%	21.85%	3.02%	1.11%	09/22/2000
SP Deutsche International Equity Portfolio[1,8]	1.79%	23.21%	–1.09%	–5.95%	09/22/2000
SP Goldman Sachs Small Cap Value Portfolio[1,2,3]	6.06%	29.60%	6.02%	9.07%	09/22/2000
SP Growth Asset Allocation Portfolio[1,2,3,4,5]	3.48%	19.06%	1.51%	–2.05%	09/22/2000
SP Large Cap Value Portfolio[1,2]	4.41%	21.03%	1.62%	1.55%	09/22/2000
SP MFS Capital Opportunities Portfolio[1,2,7]	3.37%	15.81%	–6.55%	–10.54%	09/22/2000
SP Mid Cap Growth Portfolio[1,2,3,6,7]	9.25%	30.96%	–11.13%	–11.35%	09/22/2000
SP PIMCO High Yield Portfolio[1,2,4,5]	0.21%	7.03%	8.32%	7.25%	09/22/2000
SP PIMCO Total Return Portfolio[1,2,4,5]	0.65%	1.24%	7.08%	7.89%	09/22/2000
SP Prudential U.S. Emerging Growth Portfolio[1,2,3,7]	10.86%	27.76%	–2.73%	–7.74%	09/22/2000
SP State Street Research Small Cap Growth Portfolio[1,2,3]	0.31%	18.91%	–4.51%	–10.65%	09/22/2000
SP Strategic Partners Focused Growth Portfolio[1,2,7]	3.95%	19.85%	–3.58%	–10.48%	09/22/2000
SP Technology Portfolio[1,2,3,9]	–1.89%	19.39%	–10.42%	–18.21%	09/22/2000
SP William Blair International Growth Portfolio[1,8]	3.44%	28.81%	–1.13%	–12.22%	09/22/2000

Past performance is not indicative of future returns and current performance may be lower or higher than the past performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance is net of investment fees and fund expenses, but not product charges. If product charges were included, the performance quoted would be significantly lower. Six-month returns are not annualized.

[1]	A portion of the expenses of the Portfolio is subsidized. Absent such expense subsidy, the performance quoted would be lower. This expense subsidy may be discontinued at any time.
[2]	The Portfolio may invest in foreign securities, which are subject to the risks of currency fluctuation and the impact of social, political, and economic change.
[3]	Small and mid-size companies may have limited marketability, and may be subject to more erratic or abrupt market movements than large-cap stocks.
[4]	The Portfolio may invest in derivative securities, which may carry market, credit, and liquidity risks. These risks may result in greater share price volatility.
[5]	High yield bonds, also known as “junk” bonds, are subject to great credit and market liquidity risks, which may result in greater share price volatility.
[6]	The Portfolio is not diversified and may not be appropriate for all investors. Investment in a nondiversified portfolio involves greater risks than a diversified investment, because a loss resulting from a particular security will have a greater impact on the Portfolio’s overall return.
[7]	The Portfolio may actively and frequently trade its portfolio securities. High portfolio turnover results in higher transaction costs and can affect the Portfolio’s performance.
[8]	Foreign investments are subject to the risks of currency fluctuation and the impact of social, political, and economic change, which may result in greater share price volatility.
[9]	The Portfolio focuses its investments in the technology sector, thereby increasing its vulnerability to any single economic, political, or regulatory development.

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $91,440,511)	$95,114,714
Receivable for capital stock sold	202,469

Total assets	95,317,183

LIABILITIES
Payable for investments purchased	158,229
Payable for capital stock repurchased	44,226
Management fee payable	4,617

Total liabilities	207,072

NET ASSETS	$95,110,111

Net assets were comprised of:
Common stock, at $0.01 par value	$116,481
Paid-in capital in excess of par	86,168,084

86,284,565
Undistributed net investment income	145,318
Accumulated net realized loss on investments	5,006,025
Net unrealized appreciation on investments	3,674,203

Net assets, June 30, 2004	$95,110,111

Net asset value and redemption price per share, $95,110,111 / 11,648,058 outstanding shares of common stock (authorized 100,000,000 shares)	$8.17

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends	$164,905

EXPENSES
Management fee	19,587

NET INVESTMENT INCOME	145,318

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	7,062,241
Net change in unrealized appreciation (depreciation) on investments	(4,114,552)

NET GAIN ON INVESTMENTS	2,947,689

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,093,007

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$145,318	$47,387
Net realized gain (loss) on investments	7,062,241	(794,845)
Net change in unrealized appreciation (depreciation) on investments	(4,114,552)	10,099,333

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,093,007	9,351,875

DIVIDENDS:
Dividends from net investment income	(47,387)	(7,077)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [4,605,536 and 6,301,640 shares, respectively]	37,080,299	43,779,270
Capital stock issued in reinvestment of dividends [5,953 and 1,239 shares, respectively]	47,387	7,077
Capital stock repurchased [702,929 and 1,117,894 shares, respectively]	(5,651,956)	(7,614,148)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	31,475,730	36,172,199

TOTAL INCREASE IN NET ASSETS	34,521,350	45,516,997
NET ASSETS:
Beginning of period	60,588,761	15,071,764

End of period (a)	$95,110,111	$60,588,761

(a) Includes undistributed net investment income of:	$145,318	$47,387

SEE NOTES TO FINANCIAL STATEMENTS.

A1

SP AIM AGGRESSIVE GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $25,263,452)	$27,614,901
Receivable for investments sold	196,963
Receivable for capital stock sold	47,318
Dividends and interest receivable	8,143
Prepaid expenses	29

Total assets	27,867,354

LIABILITIES
Payable for investments purchased	55,599
Accrued expenses and other liabilities	26,914
Management fee payable	20,984
Payable for capital stock repurchased	8,102
Deferred directors’ fees	2,285

Total liabilities	113,884

NET ASSETS	$27,753,470

Net assets were comprised of:
Common stock, at $0.01 par value	$40,557
Paid-in capital in excess of par	25,905,333

25,945,890
Accumulated net investment loss	(78,162)
Accumulated net realized loss on investments	(465,707)
Net unrealized appreciation on investments	2,351,449

Net assets, June 30, 2004	$27,753,470

Net asset value and redemption price per share, $27,753,470 / 4,055,660 outstanding shares of common stock (authorized 100,000,000 shares)	$6.84

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT LOSS
Dividends	$48,542
Interest	6,320

54,862

EXPENSES
Management fee	118,093
Custodian’s fees and expenses	50,000
Shareholders’ reports	7,500
Audit fee	5,000
Legal fees and expenses	5,000
Directors’ fees	4,800
Transfer agent’s fees and expenses	2,000
Commitment fee on syndicated credit agreement	300
Miscellaneous	2,297

Total expenses	194,990
Less: custodian fee credit	(6)
expense subsidy	(61,960)

Net expenses	133,024

NET INVESTMENT LOSS	(78,162)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	2,282,484
Net change in unrealized appreciation (depreciation) on investments	(900,950)

NET GAIN ON INVESTMENTS	1,381,534

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,303,372

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(78,162)	$(104,209)
Net realized gain on investments	2,282,484	474,950
Net change in unrealized appreciation (depreciation) on investments	(900,950)	3,391,777

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,303,372	3,762,518

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,123,749 and 2,164,971 shares, respectively]	7,522,831	12,388,756
Capital stock repurchased [516,363 and 538,571 shares, respectively]	(3,462,320)	(3,103,409)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	4,060,511	9,285,347

TOTAL INCREASE IN NET ASSETS	5,363,883	13,047,865
NET ASSETS:
Beginning of period	22,389,587	9,341,722

End of period	$27,753,470	$22,389,587

SEE NOTES TO FINANCIAL STATEMENTS.

A2

SP AIM CORE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $24,261,994)	$26,366,511
Receivable for capital stock sold	45,245
Dividends and interest receivable	34,861
Tax reclaim receivable	78
Prepaid expenses	36

Total assets	26,446,731

LIABILITIES
Accrued expenses	26,533
Payable for capital stock repurchased	17,319
Management fee payable	7,701
Deferred directors’ fees	2,288

Total liabilities	53,841

NET ASSETS	$26,392,890

Net assets were comprised of:
Common stock, at $0.01 par value	$37,505
Paid-in capital in excess of par	25,622,944

25,660,449
Undistributed net investment income	88,736
Accumulated net realized loss on investments	(1,460,812)
Net unrealized appreciation on investments	2,104,517

Net assets, June 30, 2004	$26,392,890

Net asset value and redemption price per share, $26,392,890 / 3,750,524 outstanding shares of common stock (authorized 100,000,000 shares)	$7.04

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $1,652 foreign withholding tax)	$201,663
Interest	9,061

210,724

EXPENSES
Management fee	103,674
Custodian’s fees and expenses	50,000
Shareholders’ reports	9,900
Audit fee	6,900
Directors’ fees	4,900
Legal fees and expenses	4,900
Transfer agent’s fees and expenses	1,700
Commitment fee on syndicated credit agreement	100
Miscellaneous	1,989

Total expenses	184,063
Less: custodian fee credit	(1)
expense subsidy	(62,074)

Net expenses	121,988

NET INVESTMENT INCOME	88,736

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	952,161
Net change in unrealized appreciation (depreciation) on investments	(72,825)

NET GAIN ON INVESTMENTS	879,336

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$968,072

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$88,736	$121,766
Net realized gain on investments	952,161	24,833
Net change in unrealized appreciation (depreciation) on investments	(72,825)	3,787,179

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	968,072	3,933,778

DIVIDENDS:
Dividends from net investment income	(121,766)	(56,574)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [712,858 and 1,344,519 shares, respectively]	4,919,493	8,030,198
Capital stock issued in reinvestment of dividends [18,228 and 10,654 shares, respectively]	121,766	56,574
Capital stock repurchased [332,477 and 522,105 shares, respectively]	(2,295,234)	(3,078,682)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	2,746,025	5,008,090

TOTAL INCREASE IN NET ASSETS	3,592,331	8,885,294
NET ASSETS:
Beginning of period	22,800,559	13,915,265

End of period (a)	$26,392,890	$22,800,559

(a) Includes undistributed net investment income of:	$88,736	$121,766

SEE NOTES TO FINANCIAL STATEMENTS.

A3

SP ALLIANCE LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $58,463,718)	$60,286,309
Receivable for investments sold	618,075
Dividends and interest receivable	59,048
Receivable for capital stock sold	34,386
Prepaid expenses	179

Total assets	60,997,997

LIABILITIES
Payable for investments purchased	876,948
Management fee payable	44,122
Payable for capital stock repurchased	42,122
Accrued expenses and other liabilities	30,618
Deferred directors’ fees	2,498

Total liabilities	996,308

NET ASSETS	$60,001,689

Net assets were comprised of:
Common stock, at $0.01 par value	$93,916
Paid-in capital in excess of par	59,341,493

59,435,409
Accumulated net investment loss	(170,707)
Accumulated net realized loss on investments	(1,085,604)
Net unrealized appreciation on investments	1,822,591

Net assets, June 30, 2004	$60,001,689

Class I:
Net asset value and redemption price per share, $60,001,689 / 9,391,611 outstanding shares of common stock (authorized 100,000,000 shares)	$6.39

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $9,744 foreign withholding tax)	$487,079
Interest	5,244

492,323

EXPENSES
Management fee	580,359
Custodian’s fees and expenses	51,000
Shareholders’ reports	9,900
Audit fee	6,400
Directors’ fees	5,500
Legal fees and expenses	4,300
Transfer agent’s fees and expenses	2,000
Commitment fee on syndicated credit agreement	800
Miscellaneous	3,059

Total expenses	663,318
Custodian fee credit	(288)

Net expenses	663,030

NET INVESTMENT LOSS	(170,707)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	12,511,919
Net change in unrealized appreciation (depreciation) on investments	(12,573,859)

NET LOSS ON INVESTMENTS	(61,940)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(232,647)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(170,707)	$(95,435)
Net realized gain (loss) on investments	12,511,919	(3,144,957)
Net change in unrealized appreciation (depreciation) on investments	(12,573,859)	23,187,464

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(232,647)	19,947,072

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [7,360,505 and 14,823,256 shares, respectively]	46,188,552	84,014,440
Capital stock repurchased [21,491,315 and 2,766,899 shares, respectively]	(132,423,965)	(15,141,794)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(86,235,413)	68,872,646

TOTAL INCREASE (DECREASE) IN NET ASSETS	(86,468,060)	88,819,718
NET ASSETS:
Beginning of period	146,469,749	57,650,031

End of period	$60,001,689	$146,469,749

SEE NOTES TO FINANCIAL STATEMENTS.

A4

SP BALANCED ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

as of June 30, 2004

ASSETS
Investments, at value (cost $631,251,659)	$650,700,075
Receivable for capital stock sold	2,625,637
Dividends and interest receivable	699

Total assets	653,326,411

LIABILITIES
Payable for investments purchased	2,485,774
Payable for capital stock repurchased	140,600
Management fee payable	25,633
Deferred directors’ fees	1,037

Total liabilities	2,653,044

NET ASSETS	$650,673,367

Net assets were comprised of:
Common stock, at $0.01 par value	$662,080
Paid-in capital in excess of par	599,857,549

600,519,629
Undistributed net investment income	5,180,543
Accumulated net realized gain on investments	25,524,779
Net unrealized appreciation on investments	19,448,416

Net assets, June 30, 2004	$650,673,367

Net asset value and redemption price per share, $650,673,367 / 66,208,032 outstanding shares of common stock (authorized 225,000,000 shares)	$9.83

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends	$5,317,023

EXPENSES
Management fee	136,480

NET INVESTMENT INCOME	5,180,543

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	30,353,092
Net change in unrealized appreciation (depreciation) on investments	(21,877,904)

NET GAIN ON INVESTMENTS	8,475,188

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,655,731

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$5,180,543	$4,764,898
Net realized gain (loss) on investments	30,353,092	(825,056)
Net change in unrealized appreciation (depreciation) on investments	(21,877,904)	53,400,233

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	13,655,731	57,340,075

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(4,764,898)	(2,105,869)
Distributions from net realized capital gains	(418,285)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(5,183,183)	(2,105,869)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [21,356,830 and 30,930,294 shares, respectively]	209,032,789	272,487,635
Capital stock issued in reinvestment of dividends and distributions [532,701 and 267,922 shares, respectively]	5,183,183	2,105,869
Capital stock repurchased [2,249,064 and 3,147,944 shares, respectively]	(21,971,066)	(27,212,619)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	192,244,906	247,380,885

TOTAL INCREASE IN NET ASSETS	200,717,454	302,615,091
NET ASSETS:
Beginning of period	449,955,913	147,340,822

End of period (a)	$650,673,367	$449,955,913

(a) Includes undistributed net investment income of:	$5,180,543	$4,764,898

SEE NOTES TO FINANCIAL STATEMENTS.

A5

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $371,113,549)	$374,903,195
Receivable for capital stock sold	796,889
Receivable for investments sold	206,150
Dividends and interest receivable	692

Total assets	375,906,926

LIABILITIES
Payable for capital stock repurchased	1,003,022
Management fee payable	15,912
Payable for investments purchased	692

Total liabilities	1,019,626

NET ASSETS	$374,887,300

Net assets were comprised of:
Common stock, at $0.01 par value	$357,898
Paid-in capital in excess of par	352,745,427

353,103,325
Undistributed net investment income	4,288,866
Accumulated net realized gain on investments	13,705,463
Net unrealized appreciation on investments	3,789,646

Net assets, June 30, 2004	$374,887,300

Net asset value and redemption price per share, $374,887,300 / 35,789,817 outstanding shares of common stock (authorized 140,000,000 shares)	$10.47

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends	$4,370,197

EXPENSES
Management fee	81,331

NET INVESTMENT INCOME	4,288,866

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	16,797,468
Net change in unrealized appreciation (depreciation) on investments	(15,967,159)

NET GAIN ON INVESTMENTS	830,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,119,175

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,288,866	$4,871,869
Net realized gain on investments	16,797,468	4,191
Net change in unrealized appreciation (depreciation) on investments	(15,967,159)	24,067,294

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	5,119,175	28,943,354

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(4,871,869)	(2,222,861)
Distributions from net realized capital gains	(945,835)	(264,006)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(5,817,704)	(2,486,867)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [10,355,422 and 16,487,104 shares, respectively]	108,959,137	161,815,520
Capital stock issued in reinvestment of dividends and distributions [554,595 and 272,384 shares, respectively]	5,817,704	2,486,867
Capital stock repurchased [1,942,930 and 2,766,434 shares, respectively]	(20,400,617)	(27,085,414)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	94,376,224	137,216,973

TOTAL INCREASE IN NET ASSETS	93,677,695	163,673,460
NET ASSETS:
Beginning of period	281,209,605	117,536,145

End of period (a)	$374,887,300	$281,209,605

(a) Includes undistributed net investment income of:	$4,288,866	$4,871,869

SEE NOTES TO FINANCIAL STATEMENTS.

A6

SP DAVIS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, excluding repurchase agreement, at value (cost $199,382,813)	$230,386,121
Repurchase agreements (cost $14,259,000)	14,259,000
Foreign currency, at value (cost $24,643)	24,644
Cash	1,187
Dividends and interest receivable	353,324
Receivable for capital stock sold	282,202
Tax reclaim receivable	7,027
Prepaid expenses	488

Total assets	245,313,993

LIABILITIES
Payable for investments purchased	637,102
Payable for capital stock repurchased	550,638
Management fee payable	148,225
Accrued expenses	20,206
Deferred directors’ fees	2,904

Total liabilities	1,359,075

NET ASSETS	$243,954,918

Net assets were comprised of:
Common stock, at $0.01 par value	$238,198
Paid-in capital in excess of par	182,280,811

182,519,009
Undistributed net investment income	1,470,695
Accumulated net realized gain on investments	28,961,808
Net unrealized appreciation on investments	31,003,406

Net assets, June 30, 2004	$243,954,918

Net asset value and redemption price per share, $243,954,918 / 23,819,753 outstanding shares of common stock (authorized 225,000,000 shares)	$10.24

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $95,155 foreign withholding tax)	$2,853,571
Interest	140,685

2,994,256

EXPENSES
Management fee	1,383,110
Custodian’s fees and expenses	60,000
Shareholders’ reports	11,000
Directors’ fees	7,000
Audit fee	6,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses	2,200
Commitment fee on syndicated credit agreement	2,000
Miscellaneous	3,192

Total expenses	1,479,502
Less: custodian fee credit	(112)

Net expenses	1,479,390

NET INVESTMENT INCOME	1,514,866

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	36,146,284
Foreign currencies transactions	(49,132)

36,097,152

Net change in unrealized appreciation (depreciation) on:
Investments	(21,020,813)
Foreign currencies transactions	98

(21,020,715)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	15,076,437

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,591,303

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,514,866	$1,956,738
Net gain (loss) on investments and foreign currencies	36,097,152	(1,290,464)
Net change in unrealized appreciation (depreciation) on investments	(21,020,715)	70,408,319

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	16,591,303	71,074,593

DIVIDENDS:
Dividends from net investment income	(1,941,811)	(1,086,448)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [9,759,862 and 22,745,942 shares, respectively]	98,697,354	193,625,269
Capital stock issued in reinvestment of dividends [194,961 and 148,219 shares, respectively]	1,941,811	1,086,448
Capital stock repurchased [26,064,520 and 4,601,620 shares, respectively]	(262,530,209)	(38,456,775)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(161,891,044)	156,254,942

TOTAL INCREASE (DECREASE) IN NET ASSETS	(147,241,552)	226,243,087
NET ASSETS:
Beginning of period	391,196,470	164,953,383

End of period (a)	$243,954,918	$391,196,470

(a) Includes undistributed net investment income of:	$1,470,695	$1,897,640

SEE NOTES TO FINANCIAL STATEMENTS.

A7

SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $170,102,592)	$185,523,815
Foreign currency, at value (cost $1,151,446)	1,147,091
Receivable for investments sold	978,395
Dividends and interest receivable	435,083
Receivable for capital stock sold	375,169
Prepaid expenses	141

Total assets	188,459,694

LIABILITIES
Payable for investments purchased	3,329,170
Management fee payable	133,272
Payable for capital stock repurchased	27,389
Accrued expenses and other liabilities	21,179

Total liabilities	3,511,010

NET ASSETS	$184,948,684

Net assets were comprised of:
Common stock, at $0.01 par value	$237,896
Paid-in capital in excess of par	170,810,114

171,048,010
Undistributed net investment income	1,177,581
Accumulated net realized loss on investments	(2,695,150)
Net unrealized appreciation on investments and foreign currencies	15,418,243

Net assets, June 30, 2004	$184,948,684

Net asset value and redemption price per share, $184,948,684 / 23,789,621 outstanding shares of common stock (authorized 100,000,000 shares)	$7.77

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $258,787 foreign withholding tax)	$1,987,043
Interest	15,500

2,002,543

EXPENSES
Management fee	664,885
Custodian’s fees and expenses	136,000
Shareholders’ reports	10,000
Audit fee	7,700
Directors’ fees	5,600
Legal fees and expenses	4,000
Transfer agent’s fees and expenses	2,100
Commitment fee on syndicated credit agreement	700
Miscellaneous	2,286

Total expenses	833,271
Less: custodian fee credit	(4)
subsidy expense	(20,634)

Net expenses	812,633

NET INVESTMENT INCOME	1,189,910

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	4,585,492
Foreign currencies	6,691

4,592,183

Net change in unrealized appreciation (depreciation) on:
Investments	(3,719,474)
Foreign currencies	(15,387)

(3,734,861)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	857,322

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,047,232

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,189,910	$642,658
Net realized gain (loss) on investments and foreign currencies	4,592,183	(209,164)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,734,861)	21,592,977

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	2,047,232	22,026,471

DIVIDENDS:
Dividends from net investment income	(662,879)	(499,019)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [10,753,091 and 18,868,658 shares, respectively]	84,033,615	119,338,463
Capital stock issued in reinvestment of dividends [85,422 and 87,490 shares, respectively]	662,879	499,019
Capital stock repurchased [2,671,972 and 10,962,639 shares, respectively]	(20,989,892)	(67,886,396)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	63,706,602	51,951,086

TOTAL INCREASE IN NET ASSETS	65,090,955	73,478,538
NET ASSETS:
Beginning of period	119,857,729	46,379,191

End of period (a)	$184,948,684	$119,857,729

(a) Includes undistributed net investment income of:	$1,177,581	$650,550

SEE NOTES TO FINANCIAL STATEMENTS.

A8

SP GROWTH ASSET ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $482,352,038)	$502,078,711
Receivable for capital stock sold	1,203,225

Total assets	503,281,936

LIABILITIES
Payable for investments purchased	1,195,570
Management fee payable	19,629
Payable for capital stock repurchased	7,655
Deferred directors’ fees	1,071

Total liabilities	1,223,925

NET ASSETS	$502,058,011

Net assets were comprised of:
Common stock, at $0.01 par value	$559,548
Paid-in capital in excess of par	457,679,618

458,239,166
Undistributed net investment income	2,552,594
Accumulated net realized gain on investments	21,539,578
Net unrealized appreciation on investments	19,726,673

Net assets, June 30, 2004	$502,058,011

Net asset value and redemption price per share, $502,058,011 / 55,954,842 outstanding shares of common stock (authorized 150,000,000 shares)	$8.97

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends	$2,654,895

EXPENSES
Management fee	102,301

NET INVESTMENT INCOME	2,552,594

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	29,237,947
Net change in unrealized appreciation (depreciation) on investments	(18,406,437)

NET GAIN ON INVESTMENTS	10,831,510

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,384,104

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$2,552,594	$1,930,590
Net realized gain (loss) on investments	29,237,947	(3,529,031)
Net change in unrealized appreciation (depreciation) on investments	(18,406,437)	49,477,044

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	13,384,104	47,878,603

DIVIDENDS
Dividends from net investment income	(1,930,590)	(797,294)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [19,964,264 and 26,204,344 shares, respectively]	177,518,905	204,273,702
Capital stock issued in reinvestment of dividends [219,136 and 118,999 shares, respectively]	1,930,590	797,294
Capital stock repurchased [1,753,120 and 2,895,071 shares, respectively]	(15,550,749)	(21,817,431)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	163,898,746	183,253,565

TOTAL INCREASE IN NET ASSETS	175,352,260	230,334,874
NET ASSETS:
Beginning of period	326,705,751	96,370,877

End of period (a)	$502,058,011	$326,705,751

(a) Includes undistributed net investment income of:	$2,552,594	$1,930,590

SEE NOTES TO FINANCIAL STATEMENTS.

A9

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $293,645,068)	$303,447,878
Receivable for investments sold	1,329,006
Receivable for capital stock sold	381,949
Dividends and interest receivable	349,059
Prepaid expenses	299

Total assets	305,508,191

LIABILITIES
Payable for investments purchased	1,967,341
Management fee payable	214,294
Payable for capital stock repurchased	57,114
Accrued expenses and other liabilities	56,356
Deferred directors’ fees	2,538
Withholding tax payable	1,948

Total liabilities	2,299,591

NET ASSETS	$303,208,600

Net assets were comprised of:
Common stock, at $0.01 par value	$222,476
Paid-in capital in excess of par	250,605,201

250,827,677
Undistributed net investment income	528,992
Accumulated net realized gain on investments	42,049,121
Net unrealized appreciation on investments	9,802,810

Net assets, June 30, 2004	$303,208,600

Class I:
Net asset value and redemption price per share, $303,208,600 / 22,247,591 outstanding shares of common stock (authorized 100,000,000 shares)	$13.63

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $2,389 foreign withholding tax)	$1,864,418
Interest	27,046

1,891,464

EXPENSES
Management fee	1,260,448
Custodian’s fees and expenses	61,000
Shareholders’ reports	18,000
Audit fee	6,700
Directors’ fees	6,000
Legal fees and expenses	3,700
Transfer agent’s fees and expenses	2,300
Commitment fee on syndicated credit agreement	1,600
Miscellaneous	3,671

Total expenses	1,363,419
Less: custodian fee credit	(947)

Net expenses	1,362,472

NET INVESTMENT INCOME	528,992

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	42,221,827
Net change in unrealized appreciation (depreciation) on investments	(26,062,869)

NET GAIN ON INVESTMENTS	16,158,958

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,687,950

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$528,992	$553,282
Net realized gain (loss) on investments and foreign currencies	42,221,827	5,661,627
Net change in unrealized appreciation (depreciation) on investments	(26,062,869)	43,300,041

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	16,687,950	49,514,950

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(553,326)	(37,628)
Distributions from net realized capital gains	(93,547)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(646,873)	(37,628)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [6,935,747 and 12,296,185 shares, respectively]	91,266,493	135,021,387
Capital stock issued in reinvestment of dividends [49,229 and 4,099 shares, respectively]	646,873	37,628
Capital stock repurchased [4,193,212 and 3,095,968 shares, respectively]	(55,320,942)	(33,154,796)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	36,592,424	101,904,219

TOTAL INCREASE IN NET ASSETS	52,633,501	151,381,541
NET ASSETS:
Beginning of period	250,575,099	99,193,558

End of period (a)	$303,208,600	$250,575,099

(a) Includes undistributed net investment income of:	$528,992	$553,326

SEE NOTES TO FINANCIAL STATEMENTS.

A10

SP LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $453,975,324)	$465,744,665
Cash	876,730
Receivable for capital stock sold	995,826
Receivable for investments sold	915,206
Dividends and interest receivable	679,966
Prepaid expenses	105
Foreign tax reclaim receivable	20

Total assets	469,212,518

LIABILITIES
Payable for investments purchased	3,453,753
Management fee payable	304,764
Payable for capital stock repurchased	54,236
Accrued expenses and other liabilities	41,584
Deferred directors’ fees	2,322

Total liabilities	3,856,659

NET ASSETS	$465,355,859

Net assets were comprised of:
Common stock, at $0.01 par value	$454,111
Paid-in capital in excess of par	446,427,570

446,881,681
Undistributed net investment income	1,380,545
Accumulated net realized gain on investments	5,324,292
Net unrealized appreciation on investments	11,769,341

Net assets, June 30, 2004	$465,355,859

Net asset value and redemption price per share, $465,355,859 / 45,411,122 outstanding shares of common stock (authorized 100,000,000 shares)	$10.25

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $66 foreign withholding tax)	$2,247,291
Interest	16,731

2,264,022

EXPENSES
Management fee	795,817
Custodian’s fees and expenses	54,000
Shareholders’ reports	13,000
Audit fee	6,000
Directors’ fees	5,300
Legal fees and expenses	4,300
Transfer agent’s fees and expenses	2,000
Commitment fee on syndicated credit agreement	400
Miscellaneous	2,980

Total expenses	883,797
Less: custodian fee credit	(320)

Net expenses	883,477

NET INVESTMENT INCOME	1,380,545

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	8,237,567
Net change in unrealized appreciation (depreciation) on investments	3,249,171

NET GAIN ON INVESTMENTS	11,486,738

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,867,283

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,380,545	$674,049
Net realized gain (loss) on investments	8,237,567	(194,061)
Net change in unrealized appreciation (depreciation) on investments	3,249,171	12,923,618

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,867,283	13,403,606

DIVIDENDS:
Dividends from net investment income	(674,049)	—

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [39,517,167 and 4,233,763 shares, respectively]	395,025,748	36,308,863
Capital stock issued in reinvestment of dividends [67,744 and 0 shares, respectively]	674,049	—
Capital stock repurchased [1,537,451 and 1,778,946 shares, respectively]	(15,419,852)	(15,149,223)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	380,279,945	21,159,640

TOTAL INCREASE IN NET ASSETS	392,473,179	34,563,246
NET ASSETS:
Beginning of period	72,882,680	38,319,434

End of period(a)	$465,355,859	$72,882,680

(a) Includes undistributed net investment income of:	$1,380,545	$674,049

SEE NOTES TO FINANCIAL STATEMENTS.

A11

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

as of June 30, 2004

ASSETS
Investments, at value (cost $22,722,900)	$24,528,876
Receivable for investments sold	175,112
Receivable for capital stock sold	40,634
Dividends and interest receivable	16,718
Due from manager	2,954
Prepaid expenses	26

Total assets	24,764,320

LIABILITIES
Payable for investments purchased	526,439
Accrued expenses and other liabilities	59,687
Payable for capital stock repurchased	3,735
Deferred directors’ fees	2,286

Total liabilities	592,147

NET ASSETS	$24,172,173

Net assets were comprised of:
Common stock, at $0.01 par value	$37,007
Paid-in capital in excess of par	25,024,644

25,061,651
Undistributed net investment income	14,314
Accumulated net realized loss on investments	(2,709,768)
Net unrealized appreciation on investments and foreign currencies	1,805,976

Net assets June 30, 2004	$24,172,173

Net asset value and redemption price per share, $24,172,173 / 3,700,686 outstanding shares of common stock (authorized 100,000,000 shares)	$6.53

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $591 foreign withholding tax)	$123,283
Interest	2,018

125,301

EXPENSES
Management fee	83,231
Custodian’s fees and expenses	51,000
Shareholders’ reports	17,000
Audit fee	6,300
Directors’ fees	5,000
Legal fees and expenses	5,000
Transfer agent’s fees and expenses	1,800
Commitment fee on syndicated credit agreement	100
Miscellaneous	1,944

Total expenses	171,375
Less: expense subsidy	(60,382)
custodian fee credit	(5)

Net expenses	110,988

NET INVESTMENT INCOME	14,313

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	1,340,492
Net change in unrealized appreciation (depreciation) on Investments	(618,235)

NET GAIN ON INVESTMENTS	722,257

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$736,570

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income	$14,313	$43,900
Net realized gain on investments and foreign currencies	1,340,492	699,563
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(618,235)	2,517,285

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	736,570	3,260,748

DIVIDENDS:
Dividends from net investment income	(43,843)	(14,769)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [798,735 and 1,965,303 shares, respectively]	5,166,946	11,160,163
Capital stock issued in reinvestment of dividends [6,959 and 3,026 shares, respectively]	43,843	14,769
Capital stock repurchased [317,053 and 625,563 shares, respectively]	(2,048,732)	(3,444,184)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	3,162,057	7,730,748

TOTAL INCREASE IN NET ASSETS	3,854,784	10,976,727
NET ASSETS:
Beginning of period	20,317,389	9,340,662

End of period (a)	$24,172,173	$20,317,389

(a) Includes undistributed net investment income of:	$14,314	$43,844

SEE NOTES TO FINANCIAL STATEMENTS.

A12

SP MID-CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $69,737,191)	$83,496,735
Receivable for capital stock sold	124,955
Dividends and interest receivable	5,942
Prepaid expenses	63

Total assets	83,627,695

LIABILITIES
Payable for investments purchased	1,154,330
Accrued expenses and other liabilities	63,950
Management fee payable	48,571
Payable for capital stock repurchased	17,072
Deferred directors’ fees	2,313

Total liabilities	1,286,236

NET ASSETS	$82,341,459

Net assets were comprised of:
Common stock, at $0.01 par value	$131,480
Paid-in capital in excess of par	76,618,064

76,749,544
Accumulated net investment loss	(259,832)
Accumulated net realized loss on investments and foreign currencies	(7,907,797)
Net unrealized appreciation on investments	13,759,544

Net assets, June 30, 2004	$82,341,459

Net asset value and redemption price per share, $82,341,459 / 13,147,998 outstanding shares of common stock (authorized 100,000,000 shares)	$6.26

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends	$85,044
Interest	1,897

86,941

EXPENSES
Management fee	277,418
Custodian’s fees and expenses	47,000
Shareholders’ reports	24,000
Audit fee	6,400
Directors’ fees	5,500
Legal fees and expenses	3,700
Transfer agent’s fees and expenses	2,200
Miscellaneous	3,122

Total expenses	369,340
Less: custodian fee credit	(21)
expense subsidy	(22,546)

Net expenses	346,773

NET INVESTMENT LOSS	(259,832)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	2,744,980
Net change in unrealized appreciation (depreciation) on investments	3,905,571

NET GAIN ON INVESTMENTS	6,650,551

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,390,719

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(259,832)	$(243,009)
Net realized gain on investments and foreign currencies	2,744,980	998,920
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	3,905,571	10,267,488

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,390,719	11,023,399

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [3,959,302 and 8,725,545 shares, respectively]	23,607,334	44,431,608
Capital stock repurchased [1,097,573 and 2,903,968 shares, respectively]	(6,564,271)	(14,817,541)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	17,043,063	29,614,067

TOTAL INCREASE IN NET ASSETS	23,433,782	40,637,466
NET ASSETS:
Beginning of period	58,907,677	18,270,211

End of period	$82,341,459	$58,907,677

SEE NOTES TO FINANCIAL STATEMENTS.

A13

SP PIMCO HIGH YIELD PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $248,745,236)	$249,364,876
Cash	44,990
Dividends and interest receivable	4,821,839
Receivable for investments sold	887,899
Receivable for capital stock sold	491,729
Unrealized appreciation on forward foreign currency contracts	14,764
Interest receivable on swap agreements	7,627
Unrealized appreciation on interest rate swaps	1,516
Prepaid expenses	319

Total assets	255,635,559

LIABILITIES
Payable for investments purchased	1,721,603
Payable for capital stock repurchased	148,942
Management fee payable	121,490
Accrued expenses and other liabilities	38,633
Deferred directors’ fee	2,422
Outstanding options written (premium received $19,380)	1,281

Total liabilities	2,034,371

NET ASSETS	$253,601,188

Net assets were comprised of:
Common stock, at $0.01 par value	$250,759
Paid-in capital in excess of par	248,554,255

248,805,014
Undistributed net investment income	318,697
Accumulated net realized gain on investments	3,823,319
Net unrealized appreciation on investments	654,158

Net assets, June 30, 2004	$253,601,188

Net asset value and redemption price per share, $253,601,188 / 25,075,890 outstanding shares of common stock (authorized 100,000,000 shares)	$10.11

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Interest	$9,831,522
Dividends	1,607

9,833,129

EXPENSES
Management fee	790,607
Custodian’s fees and expenses	66,000
Shareholders’ reports	12,000
Audit fee	7,000
Directors’ fees	6,000
Legal fees and expenses	4,200
Transfer agent’s fees and expenses	2,100
Commitment fee on syndicated credit agreement	1,400
Miscellaneous	4,080

Total expenses	893,387
Less: custodian fee credit	(2,625)

Net expenses	890,762

NET INVESTMENT INCOME	8,942,367

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	3,703,669
Options written	182,173
Foreign currency transactions	(24,021)

3,861,821

Net change in unrealized appreciation (depreciation) on:
Investments	(12,370,205)
Options written	18,099
Foreign currencies	14,903
Interest rate swaps	1,516

(12,335,687)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(8,473,866)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$468,501

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$8,942,367	$11,335,484
Net realized gain on investments and foreign currencies	3,861,821	5,908,435
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(12,335,687)	15,178,982

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	468,501	32,422,901

DIVIDENDS:
Dividends from net investment income	(8,789,801)	(11,263,009)
Distributions from net realized capital gains	(2,719,931)	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(11,509,732)	(11,263,009)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [7,803,124 and 20,514,138 shares, respectively]	81,740,400	207,016,868
Capital stock issued in reinvestment of dividends [1,119,732 and 1,111,648 shares, respectively]	11,509,732	11,263,009
Capital stock repurchased [7,425,433 and 10,279,132 shares, respectively]	(76,857,615)	(103,413,348)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	16,392,517	114,866,529

TOTAL INCREASE IN NET ASSETS	5,351,286	136,026,421
NET ASSETS:
Beginning of period	248,249,902	112,223,481

End of period (a)	$253,601,188	$248,249,902

(a) Includes undistributed net investment income of:	$318,697	$166,131

SEE NOTES TO FINANCIAL STATEMENTS.

A14

SP PIMCO TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $1,164,747,594)	$1,160,456,309
Foreign currency, at value (cost $3,958,078)	3,967,507
Cash	93,923
Receivable for investments sold	298,889,517
Interest receivable	6,529,242
Due from broker—variation margin	2,042,465
Unrealized appreciation on swaps	1,835,712
Receivable for capital stock sold	1,258,622
Premium for swaps purchased	733,400
Unrealized appreciation on forward foreign currency contracts	482,510
Interest receivable on swap agreement	371,489
Prepaid expenses	1,398

Total assets	1,476,662,094

LIABILITIES
Payable for investments purchased	280,799,016
Investments sold short, at value (proceeds received $236,056,414)	239,556,073
Premium for written swaps	4,807,900
Outstanding options written (premium received $5,584,387)	1,818,217
Unrealized depreciation on swaps	1,632,767
Interest payable on investments sold short	1,494,793
Interest payable on swap agreements	479,004
Management fee payable	451,862
Payable for capital stock repurchased	404,038
Accrued expenses and other liabilities	37,890
Unrealized depreciation on forward foreign currency contracts	16,635
Deferred directors’ fees	2,780

Total liabilities	531,500,975

NET ASSETS	$945,161,119

Net assets were comprised of:
Common stock, at $0.01 par value	$838,348
Paid-in capital in excess of par	940,370,449

941,208,797
Undistributed net investment income	350,866
Accumulated net realized gain on investments	5,728,956
Net unrealized depreciation on investments and foreign currencies	(2,127,500)

Net assets, June 30, 2004	$945,161,119

Net asset value and redemption price per share, $945,161,119 / 83,834,846 outstanding shares of common stock (authorized 225,000,000 shares)	$11.27

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Interest	$9,854,263
Dividends	11,576

9,865,839

EXPENSES
Management fee	2,686,197
Custodian’s fees and expenses	105,000
Shareholders’ reports	25,000
Directors’ fees	11,000
Audit fee	10,000
Legal fees and expenses	5,900
Insurance expenses	5,800
Commitment fee on syndicated credit agreement	5,500
Transfer agent’s fees and expenses	2,500
Miscellaneous	2,490

Total expenses	2,859,387
Less: custodian fee credit	(1,408)

Net expenses	2,857,979

NET INVESTMENT INCOME	7,007,860

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	2,071,800
Options written	693,798
Futures transactions	2,177,264
Foreign currency transactions	1,911,281
Swaps	86,781
Short sales	2,735,397

9,676,321

Net change in unrealized appreciation (depreciation) on:
Investments	(11,416,975)
Options written	2,660,132
Futures	(3,614,557)
Foreign currencies	2,463,956
Swaps	300,390
Short sales	(2,192,363)

(11,799,417)

NET LOSS ON INVESTMENTS AND FOREIGN CURRENCIES	(2,123,096)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,884,764

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,007,860	$14,662,767
Net realized gain on investments and foreign currencies	9,676,321	19,177,690
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(11,799,417)	2,132,613

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	4,884,764	35,973,070

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income	(10,204,753)	(16,698,108)
Distributions from net realized capital gains	(16,595,819)	(12,318,942)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(26,800,572)	(29,017,050)

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [18,822,614 and 40,628,530 shares, respectively]	215,943,077	466,437,561
Capital stock issued in reinvestment of dividends and distributions [2,330,922 and 2,550,340 shares, respectively]	26,800,572	29,017,050
Capital stock repurchased [10,053,164 and 11,794,598 shares, respectively]	(114,791,294)	(134,952,839)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	127,952,355	360,501,772

TOTAL INCREASE IN NET ASSETS	106,036,547	367,457,792
NET ASSETS:
Beginning of period	839,124,572	471,666,780

End of period (a)	$945,161,119	$839,124,572

(a) Includes undistributed net investment income of:	$350,866	$3,547,759

SEE NOTES TO FINANCIAL STATEMENTS.

A15

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value including securities on loan of $44,618,896 (cost $145,492,071)	$152,712,331
Receivable for investments sold	736,015
Receivable for capital stock sold	87,731
Dividends receivable	49,937
Tax Reclaim recievable	839
Prepaid expenses	184

Total assets	153,587,037

LIABILITIES
Collateral for securities on loan	46,062,957
Payable for investments purchased	917,223
Accrued expenses and other liabilities	85,092
Payable for capital stock repurchased	67,273
Management fee payable	49,972
Withholding tax payable	475
Distribution fee payable	68
Administration fee payable	41
Payable to custodian	15

Total liabilities	47,183,116

NET ASSETS	$106,403,921

Net assets were comprised of:
Common stock, at $0.01 par value	$144,393
Paid-in capital in excess of par	76,487,251

76,631,644
Accumulated net investment loss	(424,297)
Accumulated net realized gain on investments	22,976,305
Net unrealized appreciation on investments and foreign currencies	7,220,269

Net assets, June 30, 2004	$106,403,921

Class I:
Net asset value and redemption price per share, $106,062,505 / 14,392,393 outstanding shares of common stock (authorized 100,000,000 shares)	$7.37

Class II:
Net asset value and redemption price per share, $341,416 / 46,868 outstanding shares of common stock (authorized 60,000,000 shares)	$7.28

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT LOSS
Dividends (net of $1,489 foreign withholding tax)	$126,113
Interest	437
Income from securities loaned, net	35,134

161,684

EXPENSES
Management fee	492,047
Distribution fee—Class II	428
Administration fee—Class II	257
Custodian’s fees and expenses	54,000
Shareholders’ reports	16,000
Audit fee	6,400
Directors’ fees	6,100
Legal fees and expenses	4,000
Transfer agent’s fees and expenses	2,300
Commitment fee on syndicated credit agreement	1,100
Miscellaneous	3,456

Total operating expenses	586,088
Less: custodian fee credit	(107)

Net expenses	585,981

NET INVESTMENT LOSS	(424,297)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	23,463,449
Foreign currency transactions	97
Options written	33,226

23,496,772

Net change in unrealized appreciation (depreciation) on:
Investments	(7,914,880)
Foreign currencies	(114)

(7,914,994)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	15,581,778

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,157,481

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(424,297)	$(540,051)
Net realized gain on investments and foreign currencies	23,496,772	15,663,844
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,914,994)	15,314,960

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	15,157,481	30,438,753

DIVIDENDS AND DISTRIBUTIONS:
Distributions from net realized capital gains
Class I	(56,557)	—
Class II	(96)	—

	(56,653)	—

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [8,781,344 and 19,310,787 shares, respectively]	61,312,737	114,911,354
Capital stock issued in reinvestment of dividends and distributions [8,331 and 0 shares, respectively]	56,653	—
Capital stock repurchased [19,978,649 and 4,638,713 shares, respectively]	(140,407,335)	(26,241,240)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	(79,037,945)	88,670,114

TOTAL INCREASE (DECREASE) IN NET ASSETS	(63,937,117)	119,108,867
NET ASSETS:
Beginning of period	170,341,038	51,232,171

End of period	$106,403,921	$170,341,038

SEE NOTES TO FINANCIAL STATEMENTS.

A16

SP STATE STREET RESEARCH SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $149,825,089)	$152,548,160
Cash	191,507
Receivable for investments sold	2,576,506
Receivable for capital stock sold	313,667
Dividends and interest receivable	9,510
Prepaid expenses	40

Total assets	155,639,390

LIABILITIES
Payable for investments purchased	5,918,466
Management fee payable	110,691
Accrued expenses	60,388
Payable for capital stock repurchased	19,657
Deferred directors’ fees	2,286

Total liabilities	6,111,488

NET ASSETS	$149,527,902

Net assets were comprised of:
Common stock, at $0.01 par value	$228,708
Paid-in capital in excess of par	150,199,766

150,428,474
Accumulated net investment loss	(326,537)
Accumulated net realized loss on investments	(3,297,106)
Net unrealized appreciation on investments	2,723,071

Net assets, June 30, 2004	$149,527,902

Net asset value and redemption price per share, $149,527,902 / 22,870,786 outstanding shares of common stock (authorized 100,000,000 shares)	$6.54

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends	$67,483
Interest	21,338

88,821

EXPENSES
Management fee	344,320
Custodian’s fees and expenses	51,000
Shareholders’ reports	12,000
Audit fee	6,500
Legal fees and expenses	5,000
Directors’ fees	4,900
Transfer agent’s fees and expenses	2,100
Commitment fee on syndicated credit agreement	200
Miscellaneous	2,350

Total operating expenses	428,370
Less: custodian fee credit	(1,470)
expense subsidy	(11,542)

Net expenses	415,358

NET INVESTMENT LOSS	(326,537)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(2,430)
Net change in unrealized appreciation (depreciation) on investments	(1,485,420)

NET LOSS ON INVESTMENTS	(1,487,850)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,814,387)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(326,537)	$(148,909)
Net realized gain (loss) on investments	(2,430)	1,829,830
Net change in unrealized appreciation (depreciation) on investments	(1,485,420)	4,451,430

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,814,387)	6,132,351

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [19,653,030 and 6,256,852 shares, respectively]	130,791,701	37,240,835
Capital stock repurchased [2,152,201 and 3,473,309 shares, respectively]	(14,468,528)	(20,867,128)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	116,323,173	16,373,707

TOTAL INCREASE IN NET ASSETS	114,508,786	22,506,058
NET ASSETS:
Beginning of period	35,019,116	12,513,058

End of period	$149,527,902	$35,019,116

SEE NOTES TO FINANCIAL STATEMENTS.

A17

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $39,428,572)	$44,642,241
Receivable for capital stock sold	31,102
Dividends and interest receivable	28,052
Receivable for investments sold	18,590
Due from manager	572
Prepaid expenses	50

Total assets	44,720,607

LIABILITIES
Payable for investments purchased	163,950
Accrued expenses and other liabilities	72,847
Payable for capital stock repurchased	22,322
Distribution fee payable	3,644
Deferred directors’ fees	2,313
Administration fee payable	2,187

Total liabilities	267,263

NET ASSETS	$44,453,344

Net assets were comprised of:
Common stock, at $0.01 par value	$67,964
Paid-in capital in excess of par	43,029,881

43,097,845
Accumulated net investment loss	(85,344)
Accumulated net realized loss on investments	(3,772,826)
Net unrealized appreciation on investments	5,213,669

Net assets, June 30, 2004	$44,453,344

Class I:
Net asset value and redemption price per share, $25,929,481 / 3,941,233 outstanding shares of common stock (authorized 100,000,000 shares)	$6.58

Class II:
Net asset value and redemption price per share, $18,523,863 / 2,855,206 outstanding shares of common stock (authorized 60,000,000 shares)	$6.49

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $2,388 foreign withholding tax)	$147,391
Interest	915

148,306

EXPENSES
Management fee	179,662
Distribution fee—Class II	20,019
Administration fee—Class II	12,012
Custodian’s fees and expenses	55,000
Shareholders’ reports	17,000
Legal fees and expenses	5,500
Audit fee	5,000
Directors’ fees and expenses	5,000
Transfer agent’s fees and expenses	2,000
Commitment fee on syndicated credit agreement	200
Miscellaneous	1,594

Total expenses	302,987
Loan interest expense (Note 8)	32
Less: custodian fee credit	(53)
expense subsidy	(69,316)

Net expenses	233,650

NET INVESTMENT LOSS	(85,344)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	846,684
Net change in unrealized appreciation (depreciation) on investments	743,810

NET GAIN ON INVESTMENTS	1,590,494

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,505,150

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(85,344)	$(110,283)
Net realized gain on investments	846,684	453,290
Net change in unrealized appreciation (depreciation) on investments	743,810	5,735,988

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	1,505,150	6,078,995

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [1,678,936 and 3,613,901 shares, respectively]	10,687,616	20,091,224
Capital stock repurchased [572,947 and 1,382,835 shares, respectively]	(3,616,985)	(7,637,169)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	7,070,631	12,454,055

TOTAL INCREASE IN NET ASSETS	8,575,781	18,533,050
NET ASSETS:
Beginning of period	35,877,563	17,344,513

End of period	$44,453,344	$35,877,563

SEE NOTES TO FINANCIAL STATEMENTS.

A18

SP TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $25,402,756)	$25,977,531
Foreign currency, at value (cost: $21,780)	20,987
Dividends and interest receivable	17,774
Receivable for capital stock sold	15,626
Prepaid expenses	21

Total assets	26,031,939

LIABILITIES
Payable for investments purchased	1,384,676
Accrued expenses and other liabilities	54,584
Management fee payable	12,647
Deferred directors’ fees	2,284
Payable for capital stock repurchased	1,299

Total liabilities	1,455,490

NET ASSETS	$24,576,449

Net assets were comprised of:
Common stock, at $0.01 par value	$52,519
Paid-in capital in excess of par	27,682,581

27,735,100
Accumulated net investment loss	(101,826)
Accumulated net realized loss on investments	(3,630,807)
Net unrealized appreciation on investments and foreign currencies	573,982

Net assets, June 30, 2004	$24,576,449

Net asset value and redemption price per share, $24,576,449 / 5,251,906 outstanding shares of common stock (authorized 100,000,000 shares)	$4.68

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $5,804 foreign withholding tax)	$43,142
Interest	4,194

47,336

EXPENSES
Management fee	131,968
Custodian’s fees and expenses	49,000
Shareholders’ reports	15,000
Audit fee	5,900
Directors’ fees	5,000
Legal fees	5,000
Transfer agent’s fees and expenses	2,000
Commitment fee on syndicated credit agreement	200
Miscellaneous	2,456

Total operating expenses	216,524
Less: custodian fee credit	(39)
expense subsidy	(67,323)

Net expenses	149,162

NET INVESTMENT LOSS	(101,826)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain on:
Investments	1,767,396
Foreign currencies	3,597

1,770,993

Net change in unrealized appreciation (depreciation) on:
Investments	(2,271,322)
Foreign currencies	(1,256)

(2,272,578)

NET LOSS ON INVESTMENTS	(501,585)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(603,411)

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment loss	$(101,826)	$(122,118)
Net realized gain on investments and foreign currencies	1,770,993	48,938
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(2,272,578)	3,937,245

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(603,411)	3,864,065

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [2,030,177 and 3,893,739 shares, respectively]	9,878,263	16,576,777
Capital stock repurchased [971,196 and 1,654,394 shares, respectively]	(4,713,377)	(6,966,079)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	5,164,886	9,610,698

TOTAL INCREASE IN NET ASSETS	4,561,475	13,474,763
NET ASSETS:
Beginning of period	20,014,974	6,540,211

End of period	$24,576,449	$20,014,974

SEE NOTES TO FINANCIAL STATEMENTS.

A19

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

(Unaudited)

June 30, 2004

ASSETS
Investments, at value (cost $282,084,962)	$293,712,780
Foreign currency, at value (cost $8,056,068)	8,031,357
Receivable for investments sold	4,821,974
Receivable for capital stock sold	1,115,352
Dividends and interest receivable	333,391
Tax reclaim receivable	111,758
Prepaid expenses	198

Total assets	308,126,810

LIABILITIES
Management fee payable	210,912
Payable for capital stock repurchased	34,336
Distribution fee payable	27,498
Accrued expenses and other liabilities	24,202
Administration fee payable	16,499

Total liabilities	313,447

NET ASSETS	$307,813,363

Net assets were comprised of:
Common stock, at $0.01 par value	$509,002
Paid-in capital, in excess of par	274,701,933

275,210,935
Undistributed net investment income	1,529,797
Accumulated net realized gain on investments	19,470,340
Net unrealized appreciation on investments and foreign currencies	11,602,291

Net assets, June 30, 2004	$307,813,363

Class I:
Net asset value and redemption price per share, $172,641,302 / 28,413,558 outstanding shares of common stock (authorized 100,000,000 shares)	$6.08

Class II:
Net asset value and redemption price per share, $135,172,061 / 22,486,686 outstanding shares of common stock (authorized 150,000,000 shares)	$6.01

STATEMENT OF OPERATIONS

(Unaudited)

Six Months Ended June 30, 2004

INVESTMENT INCOME
Dividends (net of $354,242 foreign withholding tax)	$3,032,860
Income from securities lending, net	74,866

3,107,726

EXPENSES
Management fee	1,128,414
Distribution fee—Class II	162,721
Administration fee—Class II	97,633
Custodian’s fees and expenses	139,000
Shareholders’ reports	23,000
Audit fee	7,500
Directors’ fees	6,500
Legal fees and expenses	5,100
Transfer agent’s fees and expenses	3,000
Commitment fee on syndicated credit agreement	1,000
Miscellaneous	3,937

Total operating expenses	1,577,805
Loan interest expense (Note 8)	124

Net expenses	1,577,929

NET INVESTMENT INCOME	1,529,797

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investments	30,059,086
Foreign currency transactions	(222,169)

29,836,917

Net change in unrealized appreciation (depreciation) on:
Investments	(24,425,052)
Foreign currencies	(329,023)

(24,754,075)

NET GAIN ON INVESTMENTS AND FOREIGN CURRENCIES	5,082,842

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,612,639

STATEMENT OF CHANGES IN NET ASSETS

(Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$1,529,797	$347,599
Net realized gain on investments and foreign currencies	29,836,917	3,650,438
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(24,754,075)	39,155,909

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	6,612,639	43,153,946

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class I	(268,170)	—
Class II	—	—

TOTAL DIVIDENDS AND DISTRIBUTIONS	(268,170)	—

CAPITAL STOCK TRANSACTIONS:
Capital stock sold [28,016,965 and 67,706,358 shares, respectively]	169,012,221	323,300,178
Capital stock issued in reinvestment of dividends and distributions [44,253 and 0 shares, respectively]	268,170	—
Capital stock repurchased [14,610,978 and 44,166,056 shares, respectively]	(87,079,489)	(205,761,119)

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL STOCK TRANSACTIONS	82,200,902	117,539,059

TOTAL INCREASE IN NET ASSETS	88,545,371	160,693,005
NET ASSETS:
Beginning of period	219,267,992	58,574,987

End of period (a)	$307,813,363	$219,267,992

(a) Includes undistributed net investment income of:	$1,529,797	$268,170

SEE NOTES TO FINANCIAL STATEMENTS.

A20

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%		Value (Note 2)
MUTUAL FUNDS	Shares
Jennison Portfolio (Class I)	1,333,002	$22,874,317
SP Deutsche International Equity Portfolio	1,322,689	10,277,291
SP Large Cap Value Portfolio	3,148,322	32,270,296
SP Small/Mid Cap Value Portfolio	703,485	9,588,506
SP State Street Research Small Company Growth Portfolio	1,484,373	9,707,798
SP William Blair International Growth Portfolio (Class I)	1,709,952	10,396,506

TOTAL INVESTMENTS — 100.0% (cost $91,440,511; Note 6)		95,114,714
LIABILITIES IN EXCESS OF OTHER ASSETS		(4,603)

NET ASSETS — 100.0%		$95,110,111

SEE NOTES TO FINANCIAL STATEMENTS.

B1

SP AIM CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 93.5%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace — 1.2%
Northrop Grumman Corp.	5,800	$311,460

Banks and Savings & Loans — 4.2%
Bank of America Corp.	5,750	486,565
BB&T Corp.	6,550	242,153
SunTrust Banks, Inc.	2,850	185,222
Wachovia Corp.	4,550	202,475

		1,116,415

Building & Construction — 2.3%
American Standard Cos., Inc.(a)	7,800	314,418
Masco Corp.	9,600	299,328

		613,746

Chemicals — 1.2%
Dow Chemical Co.	7,600	309,320

Commercial Services — 2.2%
Automatic Data Processing, Inc.	7,000	293,160
InterActiveCorp(a)	9,600	289,344

		582,504

Communications Equipment — 0.5%
Nokia Oyj, ADR (Finland)	8,400	122,136

Computers — 1.4%
International Business Machines Corp.	4,200	370,230

Computer Services — 1.9%
First Data Corp.	11,000	489,720

Computer Software & Services — 5.8%
Computer Associates International, Inc.	17,200	482,632
Microsoft Corp.	27,900	796,824
SAP AG, ADR (Germany)	5,800	242,498

		1,521,954

Cosmetics & Soaps — 1.0%
Kimberly-Clark Corp.	4,200	276,696

Diversified Manufacturing Operations — 6.0%
General Electric Co.	12,600	408,240
Illinois Tool Works, Inc.	5,200	498,628
Tyco International, Ltd. (Bermuda)	20,200	669,428

		1,576,296

Drugs & Medical Supplies — 14.5%
Abbott Laboratories	7,200	293,472
Bristol-Myers Squibb Co.	14,400	352,800
GlaxoSmithKline PLC, ADR (United Kingdom)	11,700	485,082
HCA, Inc.	8,400	349,356
Hospira, Inc.(a)	1,580	43,608
Johnson & Johnson	8,200	456,740
Merck & Co., Inc.	10,500	498,750
Pfizer, Inc.	17,900	613,612
Teva Pharmaceutical Industries, Ltd., ADR (Israel)	4,200	282,618
Wyeth	12,600	455,616

		3,831,654

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electronics — 2.3%
Emerson Electric Co.	4,300	$273,265
Intel Corp.	12,200	336,720

		609,985

Financial Services — 4.1%
Citigroup, Inc.	6,000	279,000
Morgan Stanley	5,300	279,681
Washington Mutual, Inc.	13,440	519,322

		1,078,003

Food & Beverage — 10.8%
Campbell Soup Co.	19,100	513,408
General Mills, Inc.	16,100	765,233
Kellogg Co.	6,100	255,285
Kraft Foods, Inc. (Class “A” Stock)	13,100	415,008
Kroger Co. (The)(a)	30,100	547,820
Sara Lee Corp.	15,100	347,149

		2,843,903

Household Products — 1.6%
Newell Rubbermaid, Inc.	17,500	411,250

Insurance — 3.1%
ACE, Ltd. (Cayman Islands)	6,100	257,908
Principal Financial Group, Inc.	7,800	271,284
St. Paul Travelers Cos., Inc. (The)	7,429	301,172

		830,364

Machinery — 2.1%
Dover Corp.	13,500	568,350

Media — 2.5%
Gannett Co., Inc.	3,700	313,945
New York Times Co. (The) (Class “A” Stock)	7,800	348,738

		662,683

Office Electronics — 1.4%
Xerox Corp.(a)	26,000	377,000

Oil & Gas Exploration & Production — 2.2%
Amerada Hess Corp.	3,495	276,769
Murphy Oil Corp.	4,075	300,327

		577,096

Oil & Gas Services — 6.8%
Baker Hughes, Inc.	7,600	286,140
BP PLC, ADR (United Kingdom)	9,925	531,682
ChevronTexaco Corp.	2,810	264,449
ConocoPhillips	3,625	276,551
Exxon Mobil Corp.	9,850	437,439

		1,796,261

Paper & Forest Products — 1.4%
Georgia-Pacific Corp.	9,800	362,404

Railroads — 2.1%
Norfolk Southern Corp.	10,900	289,068
Union Pacific Corp.	4,450	264,552

		553,620

SEE NOTES TO FINANCIAL STATEMENTS.

B2

SP AIM CORE EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Retail — 4.7%
Kohl’s Corp.(a)	9,400	$397,432
Limited Brands	13,100	244,970
Safeway, Inc.(a)	15,200	385,168
Wal-Mart Stores, Inc.	4,100	216,316

		1,243,886

Semiconductors — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)(a)	1,741	14,469
Xilinx, Inc.(a)	7,200	239,832

		254,301

Telecommunications — 1.1%
ALLTEL Corp.	5,700	288,534

Utility – Electric — 2.2%
FPL Group, Inc.	4,300	274,985
TXU Corp.	7,600	307,876

		582,861

Waste Management — 1.9%
Waste Management, Inc.	16,500	505,725

TOTAL LONG-TERM INVESTMENTS (cost $22,563,840)		24,668,357

SHORT-TERM INVESTMENTS — 6.4%	Principal Amount (000)	Value (Note 2)
Repurchase Agreement
State Street Bank & Trust Co., 1.30%, 7/1/04(b) (cost $1,698,154)	$1,698	$1,698,154

TOTAL INVESTMENTS — 99.9% (cost $24,261,994; Note 6)		26,366,511
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		26,379

NET ASSETS — 100%		$26,392,890

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $1,698,215 due 7/01/04. The value of the collateral including accrued interest was $1,740,965. Collaterized by United States Treasury or federal agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B3

SP AIM AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 94.9%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 2.3%
Lamar Advertising Co.(a)	6,100	$264,435
Omnicom Group, Inc.	4,900	371,861

		636,296

Auto Parts & Equipment — 0.6%
Lear Corp.	1,200	70,788
Pep Boys – Manny, Moe & Jack	3,300	83,655

		154,443

Banks and Savings & Loans — 0.5%
New York Community Bancorp, Inc.	6,669	130,912

Chemicals — 0.9%
Valspar Corp. (The)	2,300	116,012
Waters Corp.(a)	3,000	143,340

		259,352

Commercial Services — 8.2%
Acxiom Corp.	7,300	181,259
Cintas Corp.	9,100	433,797
Corporate Executive Board Co. (The)	6,100	352,519
CoStar Group, Inc.(a)	4,900	225,057
Euronet Worldwide, Inc.(a)	5,800	134,154
Fair Isaac Corp.	6,800	226,984
Fiserv, Inc.(a)	12,200	474,458
Iron Mountain, Inc.(a)	3,050	147,193
Paychex, Inc.	3,060	103,673

		2,279,094

Computer Services — 3.2%
CACI International, Inc. (Class “A” Stock)(a)	6,100	246,684
Electronics for Imaging, Inc.(a)	6,100	172,386
SunGuard Data Systems, Inc.(a)	18,340	476,840

		895,910

Distribution/Wholesale — 2.8%
CDW Corp.	7,850	500,516
Fastenal Co.	4,860	276,194

		776,710

Drugs & Medical Supplies — 10.9%
Amylin Pharmaceuticals, Inc.(a)	5,800	132,240
Barr Pharmaceuticals, Inc.(a)	6,800	229,160
Fisher Scientific International, Inc.(a)	7,300	421,575
Henry Schein, Inc.(a)	2,100	132,594
Hospira, Inc.(a)	4,300	118,680
ICOS Corp.(a)	3,700	110,408
Impax Laboratories, Inc.(a)	7,900	153,102
Invitrogen Corp.(a)	1,800	129,582
IVAX Corp.(a)	7,600	182,324
Medco Health Solutions, Inc.(a)	3,100	116,250
NPS Pharmaceuticals, Inc.(a)	9,200	193,200
Omnicare, Inc.	6,100	261,141
ResMed, Inc.(a)	4,300	219,128
St. Jude Medical, Inc.(a)	1,800	136,170
Taro Pharmaceutical Industries Ltd.(a)	4,900	213,150
Zimmer Holdings, Inc.(a)	3,000	264,600

		3,013,304

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Education — 2.9%
Apollo Group, Inc. (Class “A” Stock)(a)	2,105	$185,850
Career Education Corp.(a)	3,500	159,460
Corinthian Colleges, Inc.(a)	10,600	262,244
University of Phoenix Online(a)	2,400	210,216

		817,770

Electronics — 8.2%
Agilent Technologies, Inc.(a)	9,100	266,448
Alliance Data Systems Corp.(a)	18,200	768,950
Engineered Support Systems, Inc.	4,300	251,593
Gentex Corp.	2,900	115,072
Littelfuse, Inc.(a)	2,400	101,784
MEMC Electronic Materials, Inc.(a)	12,700	125,476
Microchip Technology, Inc.	15,155	477,989
Polycom, Inc.(a)	7,300	163,593

		2,270,905

Financial Services — 7.6%
Affiliated Managers Group, Inc.(a)	3,650	183,850
Ameritrade Holding Corp.(a)	12,100	137,335
Edwards (A.G.), Inc.	2,900	98,687
Investors Financial Services Corp.	15,160	660,673
Legg Mason, Inc.	3,670	334,007
Lehman Brothers Holdings, Inc.	4,300	323,575
Moody’s Corp.	2,100	135,786
T. Rowe Price Group, Inc.	4,900	246,960

		2,120,873

Hospitals/Healthcare Management — 3.8%
Caremark Rx, Inc.(a)	12,800	421,632
DaVita, Inc.(a)	4,000	123,320
Health Management Associates, Inc.	5,760	129,139
Health Net, Inc.(a)	6,100	161,650
Triad Hospitals, Inc.(a)	5,900	219,657

		1,055,398

Human Resources — 2.4%
Robert Half International, Inc.	22,500	669,825

Internet Content — 1.9%
Avocent Corp.(a)	4,300	157,982
Getty Images, Inc.(a)	2,500	150,000
Network Associates, Inc.(a)	6,900	125,097
United Online, Inc.(a)	5,800	102,138

		535,217

Leisure — 1.0%
Brunswick Corp.	3,500	142,800
Royal Caribbean Cruises Ltd.	3,300	143,253

		286,053

Machinery — 2.6%
Deere & Co.	3,000	210,420
Joy Global, Inc.	6,100	182,634
Rockwell Automation, Inc.	8,500	318,835

		711,889

Manufacturing — 5.8%
Cooper Industries, Ltd. (Class “A” Stock)	1,600	95,056

SEE NOTES TO FINANCIAL STATEMENTS.

B4

SP AIM AGGRESSIVE GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Manufacturing (cont’d.)
Danaher Corp.	9,700	$502,945
Eaton Corp.	6,100	394,914
Tektronix, Inc.	4,900	166,698
Textron, Inc.	7,700	456,995

		1,616,608

Media — 2.9%
Belo Corp. (Class “A” Stock)	5,200	139,620
Citadel Broadcasting Corp.(a)	12,100	176,297
Entercom Communications Corp.(a)	4,300	160,390
Univision Communications, Inc. (Class “A” Stock)(a)	10,302	328,943

		805,250

Oil & Gas Services — 0.9%
Pride International, Inc.(a)	14,600	249,806

Real Estate — 0.4%
CB Richard Ellis Group, Inc. (Class “A” Stock)(a)	5,900	112,690

Restaurants — 0.7%
CBRL Group, Inc.	6,100	188,185

Retail — 11.1%
Aeropostale, Inc.(a)	7,250	195,097
Best Buy Co., Inc.	4,900	248,626
Family Dollar Stores, Inc.	7,600	231,192
Foot Locker, Inc.	6,100	148,474
Men’s Wearhouse, Inc. (The)(a)	6,100	160,979
MSC Industrial Direct Co., Inc. (Class “A” Stock)	7,600	249,584
Pacific Sunwear of California, Inc.(a)	8,850	173,195
PETCO Animal Supplies, Inc.(a)	4,300	138,503
Staples, Inc.	18,300	536,373
Tiffany & Co.	6,100	224,785
Tractor Supply Co.(a)	9,100	380,562
Williams-Sonoma, Inc.(a)	12,180	401,453

		3,088,823

Semiconductors & Semiconductor Equipment — 3.0%
AMIS Holdings, Inc.(a)	12,200	206,424
Intersil Corp. (Class “A” Stock)	9,100	197,106
Linear Technology Corp.	3,700	146,039
Novellus Systems, Inc.(a)	9,100	286,104

		835,673

Software — 4.3%
Adobe Systems, Inc.	1,800	83,700
BMC Software, Inc.(a)	12,100	223,850
Citrix Systems, Inc.(a)	9,100	185,276
Cognos, Inc.(a)	6,700	242,272
Siebel Systems, Inc.(a)	18,200	194,376
VERITAS Software Corp.(a)	9,100	252,070

		1,181,544

Telecommunication Equipment — 0.6%
Tekelec(a)	9,100	165,347

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Telecommunications — 3.0%
Avaya, Inc.(a)	12,100	$191,059
Comverse Technology, Inc.(a)	18,200	362,908
Plantronics, Inc.(a)	6,400	269,440

		823,407

Trucking & Shipping — 2.4%
C.H. Robinson Worldwide, Inc.	6,100	279,624
Sirva, Inc.(a)	16,800	386,400

		666,024

TOTAL LONG-TERM INVESTMENTS (cost $23,995,859)		26,347,308

SHORT-TERM INVESTMENTS — 4.6%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co., 1.30%, 7/1/04(b) (cost $1,267,593)	$1,268	1,267,593

TOTAL INVESTMENTS — 99.5% (cost $25,263,452; Note 6)		27,614,901
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		138,569

NET ASSETS — 100%		$27,753,470

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, Repurchase price $1,267,639 due 7/1/04. The value of the collateral including accrued interest was $1,322,938. Collaterized by United States Treasury or federal agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B5

SP ALLIANCE LARGE CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 99.8%		Value (Note 2)
COMMON STOCKS	Shares
Computers — 3.8%
Dell, Inc.(a)	62,900	$2,253,078

Computer Software & Services — 12.1%
Cisco Systems, Inc.(a)	73,100	1,732,470
Electronic Arts, Inc.(a)	28,300	1,543,765
EMC Corp.(a)	84,400	962,160
Microsoft Corp.	61,600	1,759,296
Oracle Corp.(a)	42,600	508,218
SAP AG, ADR (Germany)	17,700	740,037

		7,245,946

Cosmetics & Soaps — 3.6%
Avon Products, Inc.(a)	21,600	996,624
Procter & Gamble Co.	21,200	1,154,128

		2,150,752

Diversified Operations — 2.9%
General Electric Co.	53,100	1,720,440

Drugs & Medical Supplies — 15.4%
Alcon, Inc. (Switzerland)	5,100	401,115
Amgen, Inc.(a)	30,700	1,675,299
Boston Scientific Corp.(a)	30,600	1,309,680
Caremark Rx, Inc.(a)	9,400	309,636
Cephalon, Inc.(a)	7,000	378,000
Forest Laboratories, Inc.(a)	17,300	979,699
Pfizer, Inc.	65,700	2,252,196
St. Jude Medical, Inc.(a)	16,000	1,210,400
Teva Pharmaceutical Industries Ltd., ADR (Israel)	6,000	403,740
Zimmer Holdings, Inc.(a)	3,500	308,700

		9,228,465

Electronics — 10.6%
Applied Materials, Inc.(a)	53,100	1,041,822
Broadcom Corp. (Class “A” Stock)(a)	17,600	823,152
Intel Corp.	77,800	2,147,280
Marvell Technology Group Ltd. (Bermuda)(a)	41,600	1,110,720
Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	150,700	1,252,317

		6,375,291

Energy Equipment & Services — 0.9%
Baker Hughes, Inc.	8,500	320,025
Halliburton Co.	7,800	236,028

		556,053

Financial Services — 8.1%
Citigroup, Inc.	37,200	1,729,800
Franklin Resources, Inc.	12,700	636,016
J. P. Morgan Chase & Co.	34,200	1,325,934
MBNA Corp.	37,300	961,967
Merrill Lynch & Co., Inc.	3,600	194,328

		4,848,045

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Food & Beverage — 1.6%
Coca-Cola Co.	17,100	$863,208
Whole Foods Market, Inc.	1,100	104,995

		968,203

Health Care Services — 3.8%
Anthem, Inc.(a)	12,500	1,119,500
UnitedHealth Group, Inc.	18,500	1,151,625

		2,271,125

Insurance — 4.8%
American International Group, Inc.	28,200	2,010,096
Progressive Corp.	10,500	895,650

		2,905,746

Internet — 11.4%
Amazon.com, Inc.(a)	19,500	1,060,800
eBay, Inc.(a)	22,550	2,073,473
Symantec Corp.(a)	20,700	906,246
Yahoo!, Inc.(a)	77,700	2,822,841

		6,863,360

Leisure — 1.0%
Carnival Corp.	13,300	625,100

Media — 5.1%
E.W. Scripps Co. (Class “A” Stock)	5,400	567,000
News Corp., Ltd., ADR (Australia)	16,500	542,520
Time Warner, Inc.(a)	51,400	903,612
Viacom, Inc. (Class “B” Stock)	29,800	1,064,456

		3,077,588

Oil & Gas Services — 1.4%
Nabors Industries Ltd.(a)	14,300	646,646
Schlumberger, Ltd.	3,100	196,881

		843,527

Retail — 7.4%
Bed Bath & Beyond, Inc.(a)	17,500	672,875
Lowe’s Cos., Inc.	31,400	1,650,070
Starbucks Corp.(a)	4,800	208,704
Target Corp.	12,800	543,616
Wal-Mart Stores, Inc.	25,700	1,355,932

		4,431,197

Telecommunications — 5.9%
Corning, Inc.(a)	96,400	1,258,984
Juniper Networks, Inc.(a)	49,100	1,206,387
QUALCOMM, Inc.	14,700	1,072,806

		3,538,177

TOTAL LONG-TERM INVESTMENTS (cost $58,079,502)		59,902,093

SEE NOTES TO FINANCIAL STATEMENTS.

B6

SP ALLIANCE LARGE CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

SHORT-TERM INVESTMENT — 0.7%	Principal Amount (000)	Value (Note 2)
Repurchase Agreement
State Street Bank & Trust Co., 0.50%, 7/1/04(b) (cost $384,216)	$384	$384,216

TOTAL INVESTMENTS — 100.5% (cost $58,463,718; Note 6)		60,286,309
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(284,620)

NET ASSETS — 100%		$60,001,689

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $384,221 due 7/01/04. The value of the collateral including accrued interest was $396,500. Collateralized by United States Treasury or federal agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B7

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%		Value (Note 2)
MUTUAL FUNDS	Shares
Jennison Portfolio (Class I)	5,730,588	$98,336,896
Money Market Fund	2,571,483	25,714,828
SP Deutsche International Equity Portfolio	5,788,612	44,977,512
SP Goldman Sachs Small Cap Value Portfolio	2,903,065	39,568,773
SP Large Cap Value Portfolio	14,012,260	143,625,663
SP PIMCO High Yield Portfolio	3,188,561	32,236,351
SP PIMCO Total Return Portfolio	16,031,214	180,671,786
SP State Street Research Small Cap Growth Portfolio	6,126,387	40,066,570
SP William Blair International Growth Portfolio (Class I)	7,483,832	45,501,696

TOTAL INVESTMENTS — 100.0% (cost $631,251,659; Note 6)		650,700,075
LIABILITIES IN EXCESS OF OTHER ASSETS		(26,708)

NET ASSETS — 100.0%		$650,673,367

SEE NOTES TO FINANCIAL STATEMENTS.

B8

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%		Value (Note 2)
MUTUAL FUNDS	Shares
Jennison Portfolio (Class I)	2,207,705	$37,884,216
Money Market Portfolio	2,600,209	26,002,091
SP Deutsche International Equity Portfolio	2,388,901	18,561,763
SP Goldman Sachs Small Cap Value Portfolio	1,118,382	15,243,540
SP Large Cap Value Portfolio	5,520,781	56,588,006
SP PIMCO High Yield Portfolio	1,842,426	18,626,928
SP PIMCO Total Return Portfolio	14,887,362	167,780,569
SP State Street Research Small Cap Growth Portfolio	2,360,404	15,437,044
SP William Blair International Growth Portfolio (Class I)	3,088,658	18,779,038

TOTAL INVESTMENTS — 100.0% (cost $371,113,549; Note 6)		374,903,195
LIABILITIES IN EXCESS OF OTHER ASSETS		(15,895)

NET ASSETS — 100.0%		$374,887,300

SEE NOTES TO FINANCIAL STATEMENTS.

B9

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 94.4%		Value (Note 2)
COMMON STOCKS	Shares
Banks — 9.0%
Fifth Third Bancorp	70,300	$3,780,734
Golden West Financial Corp.	61,900	6,583,065
HSBC Holdings PLC (United Kingdom)	664,892	9,887,408
Lloyds TSB Group PLC, ADR (United Kingdom)	55,500	1,769,340

		22,020,547

Beverages — 1.5%
Heineken Holding NV (Class “A” Stock) (Netherlands)	127,250	3,728,035

Business Services — 1.3%
D&B Corp.(a)	42,600	2,296,566
Rentokil Initial PLC (United Kingdom)	382,100	1,001,296

		3,297,862

Construction & Housing — 1.2%
Martin Marietta Materials, Inc.	34,400	1,524,952
Vulcan Materials Co.	31,700	1,507,335

		3,032,287

Containers & Packaging — 2.8%
Sealed Air Corp.(a)	130,600	6,957,062

Diversified Consumer Products — 1.9%
Lexmark International, Inc. (Class “A” Stock)(a)	49,000	4,729,970

Diversified Manufacturing — 4.3%
Tyco International Ltd.	315,852	10,467,335

Drugs & Medical Supplies — 2.9%
Eli Lilly & Co.	40,100	2,803,391
Merck & Co., Inc.	17,000	807,500
Novartis AG (Switzerland)	29,000	1,279,344
Pfizer, Inc.	62,720	2,150,041

		7,040,276

Electronics — 0.1%
Agere Systems, Inc. (Class “A” Stock)(a)	108,700	250,010

Financial Services — 16.4%
American Express Co.	302,700	15,552,726
Bank One Corp.	161,300	8,226,300
H&R Block, Inc.	61,400	2,927,552
Moody’s Corp.	39,600	2,560,536
Providian Financial Corp.(a)	25,000	366,750
State Street Corp.	13,000	637,520
Takefuji Corp. (Japan)	35,620	2,582,176
Wells Fargo & Co.	126,700	7,251,041

		40,104,601

Foods — 2.8%
Diageo PLC, ADR (United Kingdom)	65,500	3,586,125
Hershey Foods Corp.	44,200	2,045,134
Kraft Foods, Inc. (Class “A” Stock)	34,400	1,089,792

		6,721,051

Healthcare Providers & Services — 0.9%
HCA, Inc.	50,600	2,104,454

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Insurance — 19.2%
American International Group, Inc.	190,500	$13,578,840
Aon Corp.	72,000	2,049,840
Berkshire Hathaway, Inc. (Class “A” Stock)(a)	125	11,118,750
Chubb Corp.	9,900	674,982
Loews Corp.	66,600	3,993,336
Markel Corp.(a)	700	194,250
Marsh & McLennan Companies, Inc.	13,400	608,092
Principal Financial Group, Inc.	22,500	782,550
Progressive Corp.	99,400	8,478,820
Sun Life Financial, Inc. (Canada)	14,800	428,312
Transatlantic Holdings, Inc.	59,900	4,851,301

		46,759,073

Investment Firms — 4.6%
Citigroup, Inc.	192,100	8,932,650
Morgan Stanley	41,400	2,184,678

		11,117,328

Media — 5.1%
ComCast Corp. (Class “A” Stock)(a)	245,100	6,767,211
Gannett Co., Inc.	16,300	1,383,055
Lagardere SA (France)	55,600	3,473,609
WPP Group, ADR (United Kingdom)	17,200	881,156

		12,505,031

Oil & Gas — 6.5%
ConocoPhillips	71,020	5,418,116
Devon Energy Corp.	63,800	4,210,800
EOG Resources, Inc.	45,000	2,686,950
Occidental Petroleum Corp.	45,800	2,217,178
Transocean, Inc.(a)	45,200	1,308,088

		15,841,132

Real Estate — 0.7%
Marriott International, Inc. (Class “A” Stock)	33,900	1,690,932

Real Estate Investment Trust — 2.2%
CenterPoint Properties Trust	69,200	5,311,100

Retail — 3.6%
AutoZone, Inc.(a)	23,700	1,898,370
Costco Wholesale Corp.	165,900	6,813,513

		8,711,883

Software — 1.1%
Microsoft Corp.	91,900	2,624,664

Telecommunications Wirelines — 1.0%
Nokia Oyj, ADR (Finland)	99,500	1,446,730
SK Telecom Co., Ltd., ADR (South Korea)	53,100	1,114,569

		2,561,299

Tobacco — 4.5%
Altria Group, Inc.	218,100	10,915,905

Transportation/Shipping — 0.8%
United Parcel Service, Inc. (Class “B” Stock)	25,200	1,894,284

TOTAL LONG-TERM INVESTMENTS (cost $199,382,813)		230,386,121

SEE NOTES TO FINANCIAL STATEMENTS.

B10

SP DAVIS VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

SHORT-TERM INVESTMENT — 5.9%	Principal Amount (000)	Value (Note 2)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement, 1.35%, 7/1/04(b) (cost $14,259,000)	$14,259	$14,259,000

TOTAL INVESTMENTS — 100.3% (cost $213,641,813; Note 6)		244,645,121
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(690,203)

NET ASSETS — 100%		$243,954,918

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non- Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $14,259,535 due 7/1/04. The value of the collateral including accrued interest was $14,798,202, collaterized by United States Treasury or federal agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B11

SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 96.6%		Value (Note 2)
COMMON STOCKS — 93.8%	Shares
Australia — 1.2%
Australia & New Zealand Banking Group, Ltd.	174,110	$2,217,090

Austria — 0.6%
Wienerberger AG	33,306	1,159,327

Brazil — 0.7%
Companhia Vale do Rio Doce, ADR(a)	29,293	1,392,882

Denmark — 0.7%
TDC A/S	38,120	1,238,584

Finland — 1.3%
Nokia Oyj, ADR	109,178	1,575,381
Stora Enso Oyj (Series “R” Shares)	63,470	861,012

		2,436,393

France — 6.8%
BNP Paribas SA	42,040	2,585,530
Credit Agricole SA(a)	74,385	1,810,010
Schneider Electric SA(a)	25,073	1,711,334
Total SA	30,252	5,767,516
Vivendi Universal SA(a)	24,570	681,563

		12,555,953

Germany — 8.2%
Allianz AG	20,800	2,253,022
Bayerische Motoren Werke (BMW)AG(a)	22,596	999,863
Deutsche Telekom AG(a)	114,050	2,003,679
E.On AG(a)	45,587	3,288,981
Hypo Real Estate Holding AG(a)	34,100	1,000,270
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)(a)	16,207	1,756,896
Public Power Corp. (PPC)	4,893	116,085
SAP AG	5,489	909,971
Siemens AG	38,903	2,797,755

		15,126,522

Greece — 1.6%
Alpha Bank AE	71,765	1,826,586
Metro AG(a)	24,094	1,142,072

		2,968,658

Hong Kong — 2.0%
Esprit Holdings, Ltd.	470,202	2,103,906
Sun Hung Kai Properties, Ltd.	191,000	1,567,220

		3,671,126

Hungary — 0.8%
OTP Bank Rt.	74,862	1,529,061

Italy — 2.6%
ENI SpA(a)	158,884	3,154,758
Terna SpA(a)	754,790	1,634,601

		4,789,359

Japan — 23.3%
AIFUL Corp.	4,800	501,049
Canon, Inc.	70,100	3,694,038
Dai Nippon Printing Co., Ltd.	78,000	1,245,970
Daiwa House Industry Co., Ltd.	74,000	858,580
Fanuc, Ltd.	36,000	2,147,826

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Japan (cont’d.)
Hoya Corp.	26,000	$2,721,166
KDDI Corp.	252	1,441,122
Kirin Brewery Co., Ltd.	208,000	2,056,839
Matsushita Electric Industrial Co., Ltd.	101,000	1,433,799
Mitsubishi Corp.	247,000	2,399,487
Mitsubishi Tokyo Financial Group, Inc.	208	1,925,308
Mitsui Fudosan Co., Ltd.	186,000	2,229,648
Mizuho Financial Group, Inc.	643	2,916,968
Nippon Steel Corp.	1,055,000	2,214,132
Nissan Motor Co., Ltd.	226,300	2,515,712
Nomura Holdings, Inc.	162,000	2,397,746
Sharp Corp.	128,000	2,044,669
Sony Corp.	38,100	1,435,101
Toyota Motor Corp.	119,200	4,828,520
Yamanouchi Pharmaceutical Co., Ltd.	62,600	2,105,503

		43,113,183

Korea — 2.7%
LG Electronics, Inc.	22,400	1,062,328
POSCO	11,050	1,424,881
Samsung Electronics Co., Ltd.	6,261	2,584,593

		5,071,802

Netherlands — 3.0%
ING Groep NV	141,758	3,345,916
Koninklijke (Royal) Philips Electronics NV	82,950	2,233,384

		5,579,300

Russia — 1.0%
Lukoil, ADR	9,540	996,930
YUKOS, ADR	26,790	851,922

		1,848,852

Spain — 0.7%
Banco Popular Espanol SA	18,439	1,041,377
Gestevision Telecinco SA(a)	15,331	228,866

		1,270,243

Sweden — 1.4%
Telefonaktiebolaget LM Ericsson (Class “B” Shares)(a)	862,302	2,541,249

Switzerland — 11.7%
ABB Ltd.(a)	443,022	2,423,108
Credit Suisse Group(a)	53,903	1,915,269
Nestle SA	20,629	5,501,506
Novartis AG	88,092	3,886,205
Roche Holding AG(a)	32,794	3,246,931
UBS AG	66,127	4,659,620

		21,632,639

Thailand — 0.5%
Bangkok Bank Public Co., Ltd.(a)	369,868	891,085

United Kingdom — 23.0%
AstraZeneca PLC	79,096	3,548,720
BAA PLC	113,793	1,142,222
BHP Billiton PLC	364,705	3,164,763
British Sky Broadcasting Group PLC	88,882	1,002,586
GlaxoSmithKline PLC	101,968	2,063,695

SEE NOTES TO FINANCIAL STATEMENTS.

B12

SP DEUTSCHE INTERNATIONAL EQUITY PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
United Kingdom (cont’d.)
HSBC Holdings PLC	268,199	$3,988,307
Imperial Tobacco Group PLC	57,000	1,228,030
Kingfisher PLC	239,082	1,241,108
Morrison (WM.) Supermarkets PLC	416,076	1,748,678
National Grid Group PLC	207,552	1,601,563
Prudential PLC	276,066	2,375,563
Reuters Group PLC	167,720	1,126,913
Royal Bank of Scotland Group PLC	145,654	4,194,599
Scottish & Southern Energy PLC	19,113	236,218
Shell Transport & Trading Co.	711,303	5,217,839
Smith & Nephew PLC	246,626	2,654,465
Vodafone Group PLC	2,064,665	4,521,205
WPP Group PLC	145,020	1,472,765

		42,529,239

TOTAL COMMON STOCKS (cost $158,936,286)		173,562,547

PREFERRED STOCK — 1.1%
Germany
Henkel KGaA (cost $1,793,791)(a)	23,845	2,035,994

RIGHT — 1.7%	Units
Spain
Telefonica SA (cost $2,528,478)(a)	208,441	3,081,237

TOTAL LONG-TERM INVESTMENTS (cost $163,258,555)		178,679,778

SHORT-TERM INVESTMENT — 3.7%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co., 0.50%, 07/01/04(b) (cost $6,844,037)	$6,844	6,844,037

TOTAL INVESTMENTS — 100.3% (cost $170,102,592; Note 6)		185,523,815
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(575,131)

NET ASSETS — 100.0%		$184,948,684

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2004 was as follows:

Banks	17.0%
Pharmaceuticals	9.5%
Telecommunications	8.9%
Electrical…	8.6%
Oil & Gas Services	8.2%
Household Durables	6.0%
Automobiles & Manufacturing	5.8%
Food & Beverage	5.0%
Metals & Minerals	4.4%
Financial Services	3.9%
Repurchase Agreement	3.7%
Electronics	3.5%
Insurance	3.4%
Media	2.4%
Retail	2.4%
Real Estate	2.1%
Semiconductor Equipment	1.4%
Commercial Services	0.7%
Tobacco	0.7%
Construction	0.6%
Transportation	0.6%
Forest Products & Paper	0.5%
Industrial	0.5%
Software	0.5%

100.3%
Liabilities in excess of other assets	(0.3)%

100.0%

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $6,844,132 due 7/1/04. The value of the collateral including accrued interest was $7,013,230. Collateralized by United States Treasury or federal agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B13

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 100.0%		Value (Note 2)
MUTUAL FUNDS	Shares
Jennison Portfolio (Class I)	5,879,305	$100,888,875
SP Deutsche International Equity Portfolio	5,727,809	44,505,080
SP Goldman Sachs Small Cap Value Portfolio	2,606,180	35,522,239
SP Large Cap Value Portfolio	14,212,910	145,682,329
SP PIMCO High Yield Portfolio	2,453,673	24,806,633
SP PIMCO Total Return Portfolio	5,727,778	64,552,058
SP State Street Research Small Cap Growth Portfolio	6,284,520	41,100,760
SP William Blair International Growth Portfolio (Class I)	7,404,727	45,020,737

TOTAL INVESTMENTS — 100.0% (cost $482,352,038; Note 6)		502,078,711
LIABILITIES IN EXCESS OF OTHER ASSETS		(20,700)

NET ASSETS — 100.0%		$502,058,011

SEE NOTES TO FINANCIAL STATEMENTS.

B14

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 97.8%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 1.0%
DRS Technologies, Inc.(a)	8,407	$268,183
Ducommun, Inc.(a)	57,587	1,231,210
EDO Corp.	37,919	914,606
Rockwell Collins, Inc.	18,790	626,083

		3,040,082

Biotechnology — 0.9%
Cell Therapeutics, Inc.(a)	65,085	479,676
MedImmune, Inc.(a)	22,850	534,690
Nabi Biopharmaceuticals(a)	21,305	302,957
Neose Technologies, Inc.(a)	21,918	182,577
Renovis, Inc.(a)	29,700	272,052
United Therapeutics Corp.(a)	32,989	846,168

		2,618,120

Brokers — 0.2%
The Bear Stearns Cos., Inc.	6,620	558,132

Chemicals — 3.0%
Agrium, Inc. (Canada)	237,371	3,453,748
Albemarle Corp.	52,509	1,661,910
H.B. Fuller Co.	20,278	575,895
Minerals Technologies, Inc.	27,924	1,619,592
Monsanto Co.	26,330	1,013,705
NuCo2, Inc.(a)	6,616	130,335
Penford Corp.	6,668	117,024
Rohm and Haas Co.	11,000	457,380

		9,029,589

Computer Hardware — 2.5%
CDW Corp.	8,520	543,235
EFJ, Inc.(a)	75,255	665,254
Hutchinson Technology, Inc.(a)	127,967	3,146,709
Intevac, Inc.(a)	22,787	202,121
ScanSource, Inc.(a)	25,146	1,494,175
Storage Technology Corp.(a)	25,250	732,250
Xerox Corp.(a)	22,300	323,350
Zebra Technologies Corp. (Class “A” Stock)(a)	3,700	321,900

		7,428,994

Computer Software — 1.8%
Acclaim Entertainment, Inc.(a)	388,349	132,039
Activision, Inc.(a)	42,670	678,453
Citadel Security Software, Inc.(a)	83,593	257,466
Corillian Corp.(a)	31,917	160,862
NetIQ Corp.(a)	125,286	1,653,775
OPNET Technologies, Inc.(a)	39,334	515,275
PeopleSoft, Inc.(a)	16,100	297,850
Take-Two Interactive Software, Inc.(a)	40,674	1,246,251
Viisage Technology, Inc.(a)	70,405	613,932

		5,555,903

Construction — 3.4%
Beazer Homes USA, Inc.	11,521	1,155,672
ElkCorp.	30,425	728,374
Hughes Supply, Inc.	63,239	3,726,674
Infrasource Services, Inc.(a)	51,026	625,579
Lennar Corp. (Class “A” Stock)	24,900	1,113,528
Lennox International, Inc.	46,292	837,885

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Construction (cont’d.)
Standard Pacific Corp.	24,509	$1,208,294
Texas Industries, Inc.	13,035	536,651
WCI Communities, Inc.(a)	18,185	405,707

		10,338,364

Consumer Durables — 0.5%
Ethan Allen Interiors, Inc.	15,540	558,042
Select Comfort Corp.(a)	22,240	631,616
The Stanley Works	10,390	473,576

		1,663,234

Diversified Energy — 0.6%
The Williams Companies, Inc.	95,690	1,138,711
Western Gas Resources, Inc.	23,320	757,434

		1,896,145

Drugs — 1.2%
AmerisourceBergen Corp.	6,900	412,482
Charles River Laboratories International, Inc.(a)	12,940	632,378
Covance, Inc.(a)	12,790	493,438
Inveresk Research Group, Inc.(a)	39,100	1,205,844
Kos Pharmaceuticals, Inc.(a)	23,913	788,412

		3,532,554

Electrical Utilities — 3.3%
Avista Corp.	26,879	495,111
Central Vermont Public Service Corp.	10,421	213,526
CH Energy Group, Inc.	8,626	400,592
El Paso Electric Co.(a)	109,053	1,683,778
Energy East Corp.	11,810	286,393
Entergy Corp.	11,120	622,831
FirstEnergy Corp.	22,270	833,121
MGE Energy, Inc.	2,191	71,492
PG&E Corp.(a)	13,460	376,072
Pinnacle West Capital Corp.	7,890	318,677
PNM Resources, Inc.	72,061	1,496,707
PPL Corp.	36,750	1,686,825
Puget Energy, Inc.	10,250	224,578
The Empire District Electric Co.	15,241	306,497
Westar Energy, Inc.	32,256	642,217
Wisconsin Energy Corp.	12,440	405,668

		10,064,085

Energy Resources — 3.3%
EOG Resources, Inc.	7,500	447,825
Parallel Petroleum Corp.(a)	2,615	13,261
Patina Oil & Gas Corp.	126,115	3,767,055
Range Resources Corp.	326,168	4,762,053
Whiting Petroleum Corp.(a)	24,341	612,176
XTO Energy, Inc.	17,600	524,304

		10,126,674

Environmental & Other Services — 2.3%
Harsco Corp.	41,199	1,936,353
Medical Staffing Network Holdings, Inc.(a)	129,782	835,796
PRG-Shultz International, Inc.(a)	197,282	1,079,133
Republic Services, Inc.	14,980	433,521
School Specialty, Inc.(a)	30,614	1,111,594

SEE NOTES TO FINANCIAL STATEMENTS.

B15

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Environmental & Other Services (cont’d.)
TRC Cos., Inc.(a)	28,292	$471,911
Waste Connections, Inc.(a)	38,006	1,127,243

		6,995,551

Food & Beverage — 1.2%
American Italian Pasta Co. (Class “A” Stock)	17,683	538,978
Archer-Daniels-Midland Co. Commom	26,260	440,643
Hain Celestial Group, Inc.(a)	10,034	181,615
Sensient Technologies Corp.	103,715	2,227,798
The Pepsi Bottling Group, Inc.	10,170	310,592

		3,699,626

Gas Utilities — 1.9%
AGL Resources, Inc.	25,259	733,774
Atmos Energy Corp.	22,540	577,024
Energen Corp.	12,189	584,950
Northwest Natural Gas Co.	66,113	2,016,447
Piedmont Natural Gas, Inc.	10,522	449,289
South Jersey Industries, Inc.	13,649	600,556
WGL Holdings, Inc.	29,764	854,822

		5,816,862

Health Insurance — 0.4%
Aetna, Inc.	7,510	638,350
Health Net, Inc.(a)	23,300	617,450

		1,255,800

Home Products — 2.1%
Elizabeth Arden, Inc.(a)	96,018	2,020,219
Helen of Troy Ltd. (Bermuda)(a)	19,624	723,537
Jarden Corp.(a)	65,483	2,356,733
Oneida Ltd.(a)	92,309	149,541
The Clorox Co.	12,990	698,602
The Estee Lauder Cos., Inc. (Class “A” Stock)	10,240	499,507

		6,448,139

Hotel & Leisure — 3.0%
Argosy Gaming Co.(a)	44,110	1,658,536
Callaway Golf Co.	29,050	329,427
Fossil, Inc.(a)	86,508	2,357,343
Harrah’s Entertainment, Inc.	10,550	570,755
Hilton Hotels Corp.	24,310	453,624
JAKKS Pacific, Inc.(a)	17,528	364,407
K2, Inc.(a)	44,374	696,672
MarineMax, Inc.(a)	13,601	390,077
Multimedia Games, Inc.(a)	42,090	1,128,854
RC2 Corp.(a)	7,426	263,623
Station Casinos, Inc.	17,356	840,030

		9,053,348

Index Funds — 0.2%
iShares Russell Mid-Cap Value Index Fund, Inc.	6,105	605,005

Information Services — 1.9%
Anteon International Corp.(a)	13,250	432,215
Lionbridge Technologies, Inc.(a)	409,916	3,135,857
MTC Technologies, Inc.(a)	87,219	2,251,995

		5,820,067

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Internet — 0.6%
Autobytel, Inc.(a)	104,252	$946,608
Getty Images, Inc.(a)	5,450	327,000
Tumbleweed Communications Corp.(a)	102,697	437,489
United Online, Inc.(a)	11,810	207,974

		1,919,071

Life Insurance — 0.7%
StanCorp Financial Group, Inc.	24,915	1,669,305
Torchmark Corp.	10,980	590,724

		2,260,029

Media — 1.5%
ADVO, Inc.	39,100	1,287,172
Emmis Communications Corp. (Class “A” Stock)(a)	34,236	718,272
Lamar Advertising Co. (Class “A” Stock)(a)	23,900	1,036,065
Regent Communications, Inc.(a)	173,417	1,073,451
Saga Communications, Inc. (Class “A” Stock)(a)	23,133	422,177

		4,537,137

Medical Products — 1.1%
Abaxis, Inc.(a)	17,843	338,660
Candela Corp.(a)	28,557	279,859
D & K Healthcare Resources, Inc.	9,978	119,736
NDCHealth Corp.	30,325	703,540
Sybron Dental Specialties, Inc.(a)	12,227	364,976
ThermoGenesis Corp.(a)	127,476	602,961
Varian, Inc.(a)	19,141	806,793

		3,216,525

Medical Providers — 1.1%
Lifeline Systems, Inc.(a)	10,602	250,843
Psychiatric Solutions, Inc.(a)	13,344	332,666
Radiologix, Inc.(a)	242,360	1,095,467
Symbion, Inc.(a)	23,176	404,653
United Surgical Partners International, Inc.(a)	29,533	1,165,668

		3,249,297

Mining — 2.1%
Commercial Metals Co.	83,538	2,710,808
Maverick Tube Corp.(a)	103,094	2,707,249
Nucor Corp.	8,450	648,622
Schnitzer Steel Industries, Inc. (Class “A” Stock)	11,291	383,442

		6,450,121

Motor Vehicle — 1.8%
American Axle & Manufacturing Holdings, Inc.	68,301	2,483,424
ArvinMeritor, Inc.	49,019	959,302
Lear Corp.	9,980	588,720
LoJack Corp.(a)	10,882	95,653
Methode Eletronics, Inc.	40,100	520,097
Monaco Coach Corp.	26,734	753,097

		5,400,293

SEE NOTES TO FINANCIAL STATEMENTS.

B16

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Oil Refining — 0.7%
Frontier Oil Corp.	65,389	$1,385,593
Sunoco, Inc.	9,540	606,935

		1,992,528

Oil Services — 0.7%
Hydril(a)	13,657	430,195
Patterson-UTI Energy, Inc.	25,600	855,296
Petroleum Development Corp.(a)	11,318	310,340
TETRA Technologies, Inc.(a)	8,642	232,038
Willbros Group, Inc. (Panama)(a)	20,484	308,694

		2,136,563

Paper & Packaging — 2.1%
Caraustar Industries, Inc.(a)	286,815	4,046,959
Packaging Corp. of America	22,850	546,115
Sealed Air Corp.(a)	7,040	375,021
Universal Forest Products, Inc.	33,505	1,080,536
Wausau-Mosinee Paper Corp.	15,826	273,790

		6,322,421

Parts & Equipment — 6.2%
Actuant Corp. (Class “A” Stock)(a)	50,655	1,975,038
American Standard Cos., Inc.(a)	22,120	891,657
Baldor Electric Co.	19,569	456,936
Cummins, Inc.	20,400	1,275,000
Eaton Corp.	18,060	1,169,204
Franklin Electric Co., Inc.	31,450	1,187,552
GrafTech International Ltd.(a)	219,817	2,299,286
Lydall, Inc.(a)	141,367	1,381,156
Mueller Industries, Inc.	52,132	1,866,326
Terex Corp.(a)	45,584	1,555,782
W-H Energy Services, Inc.(a)	12,336	241,786
Wabash National Corp.(a)	162,461	4,475,800

		18,775,523

Property Insurance — 3.7%
Ambac Financial Group, Inc.	10,450	767,448
Donegal Group, Inc. (Class “A” Stock)	19,777	396,331
Hub International Ltd. (Canada)	45,335	865,445
NYMAGIC, Inc.	21,159	558,598
PartnerRe Ltd. (Bermuda)	20,830	1,181,686
ProAssurance Corp.(a)	41,953	1,431,017
ProCentury Corp.(a)	81,383	791,857
PXRE Group Ltd. (Bermuda)	37,254	941,409
RenaissanceRe Holdings Ltd. (Bermuda)	16,430	886,398
RLI Corp.	46,256	1,688,344
The Navigators Group, Inc.(a)	23,392	675,795
Willis Group Holdings Ltd. (Bermuda)	27,270	1,021,261

		11,205,589

Publishing — 0.7%
Belo Corp. (Class “A” Stock)	20,090	539,416
John H. Harland Co.	17,383	510,191
Journal Register Co.(a)	50,654	1,013,080

		2,062,687

Real Estate Investment Trust — 8.3%
Acadia Realty Trust	50,633	695,697
Affordable Residential Communities	26,285	436,331

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Real Estate Investment Trust (cont’d.)
Agree Realty Corp.	27,162	$687,199
Avalonbay Communities, Inc.	10,530	595,156
Brandywine Realty Trust	30,011	815,999
Capital Automotive REIT	38,590	1,131,845
Commercial Net Lease Realty	80,042	1,376,722
Correctional Properties Trust	62,341	1,823,474
Developers Diversified Reality Corp.	15,600	551,772
Entertainment Properties Trust	29,320	1,047,897
Gables Residential Trust	15,092	512,826
iStar Financial, Inc.	29,720	1,188,800
LaSalle Hotel Properties	47,572	1,160,757
Lexington Corporate Properties Trust	69,422	1,382,192
Liberty Property Trust	12,970	521,524
MFA Mortgage Investments, Inc.	85,149	757,826
Mission West Properties, Inc.	16,223	196,460
Parkway Properties, Inc.	49,152	2,184,806
Plum Creek Timber Co., Inc.	17,510	570,476
Post Properties, Inc.	17,857	520,532
Prentiss Properties Trust	62,942	2,109,816
RAIT Investment Trust	84,615	2,085,760
Summit Properties, Inc.	106,099	2,720,378

		25,074,245

Regionals — 8.9%
Alabama National BanCorp.	27,002	1,497,801
Alliance Bankshares Corp.(a)	21,991	330,964
Banknorth Group, Inc.	26,050	846,104
Berkshire Hills Bancorp, Inc.	18,958	703,342
Brookline Bancorp, Inc.	98,819	1,449,675
Capital Corp. of the West	4,985	193,617
Cardinal Financial Corp.(a)	57,466	520,067
Citizens Banking Corp.	86,224	2,677,255
City National Corp.	8,800	578,160
Corus Bankshares, Inc.	13,772	566,167
First Community Bancorp	36,968	1,421,050
First Niagara Financial Group, Inc.	152,138	1,825,656
First Oak Brook Bancshares, Inc.	16,189	490,527
FirstMerit Corp.	25,500	672,435
IBERIABANK Corp.	27,050	1,600,819
Interchange Financial Services Corp.	8,209	204,240
M&T Bank Corp.	11,920	1,040,616
Main Street Banks, Inc.	40,444	1,136,476
Millennium Bankshares Corp.(a)	57,319	441,356
North Fork Bancorporation, Inc.	16,020	609,561
PFF Bancorp, Inc.	77,566	2,888,558
Prosperity Bancshares, Inc.	18,543	451,522
Southcoast Financial Corp.(a)	15,357	322,420
SouthTrust Corp.	27,280	1,058,737
Sterling Bancorp	18,411	508,512
Sun Bancorp, Inc.(a)	9,842	209,241
The Bancorp Bank(a)	54,636	967,604
United Community Banks, Inc.	37,400	941,732
West Coast Bancorp	1,500	32,160
Western Sierra Bancorp(a)	1,529	47,353
Wintrust Financial Corp.	13,370	675,319

		26,909,046

SEE NOTES TO FINANCIAL STATEMENTS.

B17

SP GOLDMAN SACHS SMALL CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Restaurants — 0.9%
Buca, Inc.(a)	139,111	$741,462
California Pizza Kitchen, Inc.(a)	28,499	546,041
Total Entertainment Restaurant Corp.(a)	56,270	761,333
Yum! Brands, Inc.	14,110	525,174

		2,574,010

Retail – Apparel — 6.3%
Aaron Rents, Inc.	75,186	2,491,664
Abercrombie & Fitch Co. (Class “A” Stock)	36,750	1,424,062
Brookstone, Inc.(a)	91,715	1,838,886
Charlotte Russe Holding, Inc.(a)	46,391	991,840
Federated Department Stores, Inc.	17,870	877,417
J.C. Penney Co., Inc.	20,610	778,234
K-Swiss, Inc. (Class “A” Stock)	34,302	693,243
Kellwood Co.	45,026	1,960,882
Linens ‘n Things, Inc.(a)	35,205	1,031,859
OshKosh B’Gosh, Inc. (Class “A” Stock)	14,397	359,493
Ross Stores, Inc.	16,110	431,104
Sharper Image Corp.(a)	12,533	393,411
The Gymboree Corp.(a)	185,650	2,851,584
Too, Inc.(a)	53,395	891,696
Tropical Sportswear International Corp.(a)	109,326	388,107
Tuesday Morning Corp.(a)	26,085	756,465
Zale Corp.(a)	30,932	843,206

		19,003,153

Semiconductors — 1.2%
Actel Corp.(a)	30,645	566,933
Artisan Components, Inc.(a)	59,511	1,535,384
GSI Lumonics, Inc. (Canada)(a)	12,221	206,535
Integrated Circuit Systems, Inc.(a)	14,350	389,746
Power Integrations, Inc.(a)	33,536	835,046

		3,533,644

Specialty Financials — 5.6%
Accredited Home Lenders Holding Co.(a )	76,735	2,160,090
Affiliated Managers Group, Inc.(a)	31,341	1,578,646
American Capital Strategies Ltd.	22,000	616,440
CIT Group, Inc.	30,980	1,186,224
Financial Federal Corp.(a)	54,236	1,912,362
iShares Russell 2000 Value Index Fund, Inc.	56,000	9,648,800

		17,102,562

Telecommunication Equipment — 0.4%
Anixter International, Inc.(a)	12,133	412,886
Extreme Networks, Inc.(a)	35,743	197,301
Tellabs, Inc.(a)	67,300	588,202

		1,198,389

Telephones — 1.4%
CenturyTel, Inc.	21,730	652,769
Cincinnati Bell, Inc.(a)	217,263	964,648
West Corp.(a)	105,105	2,748,496

		4,365,913

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Thrifts — 3.0%
BankUnited Financial Corp. (Class “A” Stock)(a)	68,678	$1,771,892
Fidelity Bankshares, Inc.	46,863	1,661,293
IndyMac Bancorp, Inc.	55,330	1,748,428
Irwin Financial Corp.	41,722	1,101,461
NetBank, Inc.	95,926	1,048,471
Republic Bancorp, Inc.	121,615	1,690,449
WSFS Financial Corp.	80	3,885

		9,025,879

Tobacco — 0.1%
R.J. Reynolds Tobacco Holdings, Inc.	6,300	425,817

Transportation — 2.9%
AirTran Holdings, Inc.(a)	71,859	1,016,086
Heartland Express, Inc.	38,032	1,040,556
Landstar Systems, Inc.(a)	38,637	2,042,738
OMI Corp. (Marshall Islands)	202,614	2,411,107
SCS Transportation, Inc.(a)	49,502	1,306,358
Teekay Shipping Corp. (Bahamas)	14,200	530,796
Yellow Roadway Corp.(a)	10,740	428,096

		8,775,737

Trust/Processors — 0.3%
Apollo Investment Corp.(a)	69,703	959,810

Wireless — 0.8%
Ditech Communications Corp.(a)	100,729	2,351,015

TOTAL LONG-TERM INVESTMENTS (cost $ 286,570,468)		296,373,278

SHORT-TERM INVESTMENT — 2.3%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Company 0.50%, 7/1/04 (cost $7,074,600)(b)	$7,075	7,074,600

TOTAL INVESTMENTS — 100.1% (cost $ 293,645,068)		303,447,878
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(239,278)

NET ASSETS — 100%		$303,208,600

The following abbreviation is used in portfolio description:

REIT	Real Estate Investment Trust

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $7,074,698 due 7/1/04. The value of the collateral including accrued interest was $7,261,632. Collateralized by United States Treasury or federal agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B18

SP LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 98.2%		Value (Note 2)
COMMON STOCKS	Shares
Aerospace/Defense — 3.3%
Lockheed Martin Corp.	119,300	$6,213,144
Northrop Grumman Corp.	43,400	2,330,580
Raytheon Co.	141,400	5,057,878
United Technologies Corp.	19,800	1,811,304

		15,412,906

Air Freight & Couriers
FedEx Corp.	500	40,845

Auto Components — 0.6%
Dana Corp.	3,600	70,560
Delphi Corp.	214,100	2,286,588
Lear Corp.	9,300	548,607

		2,905,755

Automobiles — 0.7%
Ford Motor Co.	88,700	1,388,155
General Motors Corp.	41,200	1,919,508

		3,307,663

Beverages — 0.7%
Anheuser Busch Cos., Inc.	8,400	453,600
Coca-Cola Co.	41,900	2,115,112
PepsiCo, Inc.	9,300	501,084

		3,069,796

Biotechnology — 0.2%
Amgen, Inc.(a)	7,000	381,990
Biogen Idec, Inc.(a)	1,400	88,550
Gilead Sciences, Inc.(a)	4,400	294,800
Human Genome Sciences, Inc.(a)	10,500	122,115
MedImmune, Inc.(a)	5,700	133,380

		1,020,835

Building Products — 0.2%
Masco Corp.	27,900	869,922

Chemicals — 1.9%
Air Products & Chemicals, Inc.	14,000	734,300
Dow Chemical Co. (The)	56,400	2,295,480
Eastman Chemical Co.	37,000	1,710,510
Monsanto Co.	3,200	123,200
PPG Industries, Inc.	14,500	906,105
Praxair, Inc.	45,000	1,795,950
Rohm & Haas Co.	27,500	1,143,450

		8,708,995

Commercial Banks — 6.9%
AmSouth Bancorporation	16,900	430,443
Astoria Financial Corp.	7,200	263,376
Bank of America Corp.	91,700	7,759,654
Bank of New York Co., Inc.	100,700	2,968,636
Compass Bancshares, Inc.	7,200	309,600
First Horizon National Corp.	18,600	845,742
GreenPoint Financial Corp.	32,300	1,282,310
KeyCorp	122,300	3,655,547
Marshall & Ilsley Corp.	500	19,545
Mellon Financial Corp.	17,900	525,007
National City Corp.	23,900	836,739
National Commerce Financial Corp.	6,500	211,250
North Fork Bancorporation, Inc.	22,200	844,710

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Commercial Banks (cont’d.)
SouthTrust Corp.	200	$7,762
SunTrust Banks, Inc.	24,200	1,572,758
UnionBanCal Corp.	51,600	2,910,240
Wachovia Corp.	77,500	3,448,750
Wells Fargo & Co.	78,300	4,481,109

		32,373,178

Commercial Services & Supplies — 2.2%
Cendant Corp.	183,800	4,499,424
Waste Management, Inc.	191,500	5,869,475

		10,368,899

Communications Equipment — 0.4%
Corning, Inc.(a)	13,700	178,922
Juniper Networks, Inc.(a)	14,700	361,179
Lucent Technologies, Inc.(a)	142,300	537,894
Motorola, Inc.	15,100	275,575
QUALCOMM, Inc.	200	14,596
Tellabs, Inc.(a)	41,600	363,584

		1,731,750

Computers & Peripherals — 1.1%
Dell, Inc.(a)	30,400	1,088,928
Hewlett-Packard Co.	113,700	2,399,070
International Business Machines Corp. (IBM)	9,800	863,870
Lexmark International, Inc. (Class “A” Stock)(a)	4,100	395,773
NCR Corp.(a)	5,000	247,950
Sun Microsystems, Inc.(a)	24,000	104,160

		5,099,751

Containers & Packaging — 0.1%
Smurfit-Stone Container Corp.(a)	4,100	81,795
Temple-Inland, Inc.	3,100	214,675

		296,470

Diversified Financial Services — 8.1%
Bear Stearns & Cos., Inc. (The)	3,200	269,792
Charles Schwab Corp.	72,400	695,764
CIT Group, Inc.	239,200	9,158,968
Citigroup, Inc.	238,100	11,071,650
Countrywide Financial Corp.	27,200	1,910,800
Doral Financial Corp.	10,000	345,000
E*TRADE Financial Corp.(a)	22,700	253,105
Goldman Sachs Group, Inc.	19,100	1,798,456
Legg Mason, Inc.	16,300	1,483,463
Merrill Lynch & Co., Inc.	1,600	86,368
Morgan Stanley	71,000	3,746,670
Principal Financial Group, Inc.	193,400	6,726,452

		37,546,488

Diversified Telecommunication Services — 2.5%
AT&T Corp.	31,600	462,308
BellSouth Corp.	48,900	1,282,158
SBC Communications, Inc.	152,400	3,695,700
Sprint Corp.	22,900	403,040
Verizon Communications, Inc.	158,100	5,721,639

		11,564,845

SEE NOTES TO FINANCIAL STATEMENTS.

B19

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Electric Utilities — 5.7%
Alliant Energy Corp.	92,600	$2,415,008
American Electric Power Co., Inc.	71,800	2,297,600
Consolidated Edison, Inc.	20,200	803,152
Constellation Energy Group	8,800	333,520
Dominion Resources, Inc.	21,200	1,337,296
Edison International	15,800	404,006
Entergy Corp.	94,800	5,309,748
FirstEnergy Corp.	171,600	6,419,556
FPL Group, Inc.	32,400	2,071,980
PG&E Corp.(a)	19,400	542,036
Pinnacle West Capital Corp.	11,900	480,641
PPL Corp.	30,500	1,399,950
TXU Corp.	29,800	1,207,198
Wisconsin Energy Corp.	14,500	472,845
Xcel Energy, Inc.	51,700	863,907

		26,358,443

Electrical Equipment — 0.1%
Cooper Industries, Ltd. (Class “A” Stock)	9,300	552,513

Electronic Equipment & Instruments
Intersil Corp. (Class “A” Stock)	7,500	162,450

Energy Equipment & Services — 0.3%
Baker Hughes, Inc.	18,800	707,820
ENSCO International, Inc.	2,600	75,660
Pride International, Inc.(a)	31,400	537,254
Rowan Cos., Inc.	11,900	289,527

		1,610,261

Food & Drug Retailing
CVS Corp.	3,300	138,666

Food & Staples Retailing — 0.9%
Albertson’s, Inc.	165,700	4,397,678

Food Products — 0.8%
H.J. Heinz Co.	500	19,600
Kellogg Co.	1,000	41,850
Kraft Foods, Inc. (Class “A” Stock)	80,800	2,559,744
Sara Lee Corp.	48,200	1,108,118

		3,729,312

Gas Utilities
El Paso Corp.	17,100	134,748

Healthcare Equipment & Supplies — 0.2%
Boston Scientific Corp.(a)	8,500	363,800
Guidant Corp.	13,400	748,792

		1,112,592

Healthcare Providers & Services — 3.9%
Aetna, Inc.	88,700	7,539,500
Anthem, Inc.(a)	23,800	2,131,528
HCA, Inc.	11,900	494,921
Tenet Healthcare Corp.(a)	566,700	7,599,447
WellPoint Health Networks, Inc.	2,700	302,427

		18,067,823

Hotels, Restaurants & Leisure — 4.1%
Caesars Entertainment, Inc.(a)	203,000	3,045,000
Carnival Corp. (Panama)	6,300	296,100

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Hotels, Restaurants & Leisure (cont’d.)
Hilton Hotels Corp.	17,800	$332,148
Mandalay Resort Group	86,100	5,909,904
McDonald’s Corp.	91,800	2,386,800
Starwood Hotels & Resorts Worldwide, Inc.	16,500	740,025
Wendy’s International, Inc.	6,800	236,912
Yum! Brands, Inc.	163,000	6,066,860

		19,013,749

Household Durables — 2.2%
Centex Corp.	17,300	791,475
D.R. Horton, Inc.	29,100	826,440
KB HOME	10,700	734,341
Lennar Corp. (Class “A” Stock)	167,800	7,504,016
Pulte Homes, Inc.	8,200	426,646

		10,282,918

Household Products — 0.5%
Procter & Gamble Co.	38,600	2,101,384

Index Fund — 2.1%
iShares Russell 1000 Value Index Fund.	57,920	3,478,675
SPDR Trust Series 1	53,500	6,127,355

		9,606,030

Industrial Conglomerates — 4.3%
General Electric Co.	382,600	12,396,240
Tyco International, Ltd. (Bermuda)	234,000	7,754,760

		20,151,000

Insurance — 9.6%
ACE, Ltd. (Cayman Islands)	1,700	71,876
Allmerica Financial Corp.(a)	121,700	4,113,460
Allstate Corp. (The)	164,700	7,666,785
AMBAC Financial Group, Inc.	4,000	293,760
Assurant, Inc.	19,200	506,496
Genworth Financial, Inc. (Class “A” Stock)(a)	56,100	1,287,495
Hartford Financial Services Group, Inc.	41,600	2,859,584
MBIA, Inc.	11,800	674,016
MetLife, Inc.	305,700	10,959,345
Progressive Corp.	5,700	486,210
Protective Life Corp.	11,200	433,104
St. Paul Travelers Cos., Inc. (The)	175,100	7,098,554
Torchmark Corp.	18,300	984,540
UnumProvident Corp.	458,800	7,294,920

		44,730,145

IT Consulting & Services — 0.2%
Computer Sciences Corp.(a)	20,200	937,886
SunGuard Data Systems, Inc.(a)	6,600	171,600

		1,109,486

IT Services — 2.5%
Electronic Data Systems Corp.	596,000	11,413,400

Leisure Equipment & Products — 1.1%
Eastman Kodak Co.	171,100	4,616,278
Hasbro, Inc.	31,700	602,300

		5,218,578

SEE NOTES TO FINANCIAL STATEMENTS.

B20

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Machinery — 0.8%
Caterpillar, Inc.	1,900	$150,936
Deere & Co.	14,300	1,003,002
Eaton Corp.	19,800	1,281,852
ITT Industries, Inc.	5,200	431,600
PACCAR, Inc.	5,900	342,141
SPX Corp.	8,800	408,672

		3,618,203

Media — 2.6%
E.W. Scripps Co. (The) (Class “A” Stock)	5,700	598,500
EchoStar Communications Corp. (Class “A” Stock)(a)	10,300	316,725
Fox Entertainment Group, Inc. (Class “A” Stock)(a)	52,800	1,409,760
Gannett Co., Inc.	29,500	2,503,075
Knight-Ridder, Inc.	1,600	115,200
Liberty Media Corp. (Class “A” Stock)(a)	68,200	613,118
Time Warner, Inc.(a)	75,400	1,325,532
Tribune Co.	1,300	59,202
Viacom, Inc. (Class “B” Stock)	108,500	3,875,620
Walt Disney Co. (The)	59,500	1,516,655

		12,333,387

Metal & Mining — 1.2%
Alcoa, Inc.	122,200	4,036,266
United States Steel Corp.	42,900	1,506,648

		5,542,914

Multiline Retail — 4.6%
Costco Wholesale Corp.	7,200	295,704
Federated Department Stores, Inc.	23,800	1,168,580
J.C. Penney Co., Inc.	190,300	7,185,728
Kohl’s Corp.(a)	10,800	456,624
May Department Stores Co.	27,000	742,230
Sears, Roebuck & Co.	302,100	11,407,296

		21,256,162

Multi-Utilities — 1.0%
Dynegy, Inc. (Class “A” Stock)(a)	126,900	540,594
NiSource, Inc.	35,100	723,762
SCANA Corp.	90,400	3,287,848
Williams Cos., Inc.	1,000	11,900

		4,564,104

Oil & Gas — 6.7%
Anadarko Petroleum Corp.	10,000	586,000
Apache Corp.	3,100	135,005
ChevronTexaco Corp.	35,700	3,359,727
ConocoPhillips	47,700	3,639,033
Devon Energy Corp.	25,300	1,669,800
Exxon Mobil Corp.	242,900	10,787,189
Sunoco, Inc.	69,000	4,389,780
Teekay Shipping Corp.	107,300	4,010,874
Unocal Corp.	37,600	1,428,800
Valero Energy Corp.	18,600	1,371,936

		31,378,144

Paper & Forest Products — 0.8%
Georgia-Pacific Corp.	13,400	495,532

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Paper & Forest Products (cont’d.)
International Paper Co.	3,300	$147,510
Weyerhaeuser Co.	45,400	2,865,648

		3,508,690

Personal Products — 0.1%
Gillette Co.	15,400	652,960

Pharmaceuticals — 0.8%
Eli Lilly & Co.	600	41,946
Forest Laboratories, Inc.(a)	19,500	1,104,285
Medicis Pharmaceutical Corp. (Class “A” Stock)	2,700	107,865
Merck & Co., Inc.	9,300	441,750
Pfizer, Inc.	13,600	466,208
Sepracor, Inc.(a)	5,000	264,500
Watson Pharmaceuticals, Inc.(a)	20,600	554,140
Wyeth	15,500	560,480

		3,541,174

Real Estate Investment Trust — 2.3%
Apartment Investment & Management Co (Class “A” Stock)	89,500	2,786,135
Camden Property Trust	2,300	105,340
CarrAmerica Realty Corp.	8,400	253,932
CenterPoint Properties Trust	3,000	230,250
Duke Realty Corp.	12,900	410,349
Equity Office Properties Trust	53,000	1,441,600
Equity Residential	15,200	451,896
Kimco Realty Corp.	11,800	536,900
Mack-Cali Realty Corp.	8,300	343,454
Plum Creek Timber Co., Inc.	73,700	2,401,146
ProLogis	22,200	730,824
Rouse Co.	11,900	565,250
United Dominion Realty Trust, Inc.	11,400	225,492

		10,482,568

Road & Rail — 0.3%
CSX Corp.	2,100	68,817
Norfolk Southern Corp.	52,200	1,384,344

		1,453,161

Semiconductor Equipment & Products — 0.1%
Altera Corp.(a)	24,000	533,280
Novellus Systems, Inc.(a)	3,600	113,184

		646,464

Software — 2.9%
Computer Associates International, Inc.	330,400	9,271,024
Mercury Interactive Corp.(a)	12,900	642,807
Microsoft Corp.	66,200	1,890,672
Oracle Corp.(a)	90,900	1,084,437
Take-Two Interactive Software, Inc.(a)	3,600	110,304
VERITAS Software Corp.(a)	20,000	554,000

		13,553,244

Specialty Retail — 0.4%
Abercrombie & Fitch Co. (Class “A” Stock)	7,000	271,250
Gap, Inc.	9,200	223,100
Home Depot, Inc.	32,600	1,147,520
Lowe’s Cos., Inc.	3,100	162,905
Ross Stores, Inc.	2,600	69,576

		1,874,351

SEE NOTES TO FINANCIAL STATEMENTS.

B21

SP LARGE CAP VALUE PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Textiles, Apparel & Luxury Goods — 0.8%
Jones Apparel Group, Inc.	84,000	$3,316,320
NIKE, Inc. (Class “B” Stock)	4,100	310,575

		3,626,895

Thrifts & Mortgage Finance — 2.5%
Freddie Mac	86,100	5,450,130
Washington Mutual, Inc.	162,300	6,271,272

		11,721,402

Tobacco — 2.5%
Altria Group, Inc.	228,800	11,451,440

Trading Companies & Distributors — 0.1%
W.W. Grainger, Inc.	4,700	270,250

Wireless Telecommunication Services — 0.3%
AT&T Wireless Services, Inc.(a)	19,100	273,512
Nextel Communications, Inc. (Class “A” Stock)(a)	40,200	1,071,732

		1,345,244

TOTAL LONG-TERM INVESTMENTS (cost $445,260,690)		457,030,031

SHORT-TERM INVESTMENT — 1.9%	Principal Amount (000)	Value (Note 2)
Repurchase Agreement
State Street Bank & Trust Co., 0.50%, 7/1/04(b) (cost $8,714,634)	$8,715	$8,714,634

TOTAL INVESTMENTS — 100.1% (cost $453,975,324; Note 6)		465,744,665
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(388,806)

NET ASSETS — 100%		$465,355,859

(a)	Non-Income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $8,714,755 due 7/1/04. The value of the collateral including accrued interest was $8,982,560. Collateralized by United States Treasury or federal agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B22

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 96.9%		Value (Note 2)
COMMON STOCKS	Shares
Advertising — 0.3%
Getty Images, Inc.(a)	780	$46,800
Lamar Advertising Co.(a)	390	16,907

		63,707

Aerospace/Defense — 1.4%
Lockheed Martin Corp.	6,680	347,894

Airlines — 0.4%
Southwest Airlines Co.	6,110	102,465

Auto Components — 0.5%
Magna International, Inc. (Class “A” Stock) (Canada)	1,525	129,884

Banks and Savings & Loans — 2.0%
Bank of America Corp.	3,354	283,815
PNC Financial Services Group	3,560	188,965

		472,780

Chemicals — 1.1%
E.I. du Pont de Nemours & Co.	3,400	151,028
Lyondell Chemical Co.	6,990	121,556

		272,584

Computers — 1.9%
Dell, Inc.(a)	6,690	239,636
International Business Machines Corp.	2,430	214,204

		453,840

Computer Services — 0.5%
Accenture Ltd. (Class “A” Stock)(Bermuda)(a)	2,430	66,777
Network Appliance, Inc.(a)	2,960	63,729
Seagate Technology, Inc.(a)(c)	350	0

		130,506

Containers & Packaging — 1.6%
Owens-Illinois, Inc.(a)	17,050	285,758
Smurfit-Stone Container Corp.(a)	5,010	99,950

		385,708

Cosmetics/Toiletries — 0.4%
Avon Products, Inc.	2,110	97,355

Diversified Manufacturing Operations — 7.0%
Cooper Industries Ltd. (Class “A” Stock)	1,290	76,639
Danaher Corp.	1,350	69,997
Eaton Corp.	220	14,243
Emerson Electric Co.	1,620	102,951
General Electric Co.	17,060	552,744
Illinois Tool Works, Inc.	680	65,205
Newell Rubbermaid, Inc.	12,280	288,580
Parker Hannifin Corp.	780	46,379
Tyco International Ltd.	14,290	473,571

		1,690,309

Drugs & Medical Supplies — 14.1%
Abbott Laboratories	7,390	301,216
Amgen, Inc.(a)	3,150	171,896
Apria Healthcare Group, Inc.(a)	1,900	54,530
Elan Corp. PLC ADR (Ireland)(a)	3,270	80,900
Eli Lilly & Co.	2,750	192,253

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Drugs & Medical Supplies (cont’d.)
Genzyme Corp.(a)	2,939	$139,103
Gilead Sciences, Inc.(a)	2,090	140,030
Johnson & Johnson	16,290	907,353
Lincare Holdings, Inc.(a)	2,300	75,578
Medtronic, Inc.	3,020	147,134
Merck & Co., Inc.	7,550	358,625
Pfizer, Inc.	6,758	231,664
Waters Corp.(a)	1,020	48,736
Wyeth	15,300	553,248

		3,402,266

Electronic Components — 0.4%
Amphenol Corp. (Class “A” Stock)(a)	860	28,655
Molex, Inc.	1,900	60,952

		89,607

Financial Services — 7.6%
American Express Co.	3,980	204,492
Citigroup, Inc.	9,849	457,979
Fiserv, Inc.(a)	1,480	57,557
Freddie Mac	4,700	297,510
Goldman Sachs Group, Inc. (The)	700	65,912
MBNA Corp.	4,680	120,697
Mellon Financial Corp.	11,230	329,376
Merrill Lynch & Co., Inc.	4,540	245,069
Northern Trust Corp.	1,200	50,736

		1,829,328

Food & Beverage — 1.4%
General Mills, Inc.	5,100	242,403
PepsiCo, Inc.	1,570	84,592

		326,995

Hospital Management — 1.2%
HCA Inc.	1,670	69,455
Tenet Healthcare Corp.(a)	16,290	218,449

		287,904

Insurance — 4.4%
ACE Ltd. (Cayman Islands)	710	30,019
Allstate Corp.	5,860	272,783
American International Group, Inc.	3,830	273,002
Conseco, Inc.(a)	8,400	167,160
Hartford Financial Services Group, Inc. (The)	4,508	309,880

		1,052,844

Internet — 1.1%
Akamai Technologies, Inc.(a)	2,260	40,567
eBay, Inc.(a)	640	58,848
InterActiveCorp(a)	3,970	119,656
Monster Worldwide, Inc.(a)	1,650	42,438

		261,509

Leisure — 1.2%
Carnival Corp.	3,650	171,550
Mattel, Inc.	2,700	49,275
Royal Caribbean Cruises Ltd.	1,680	72,929

		293,754

SEE NOTES TO FINANCIAL STATEMENTS.

B23

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Media — 8.0%
Clear Channel Communications, Inc.	2,350	$86,832
ComCast Corp. (Class “A” Stock)(a)	16,800	463,848
Cox Communications, Inc. (Class “A” Stock)(a)	3,900	108,381
Cox Radio, Inc. (Class “A” Stock)(a)	1,250	21,725
EchoStar Communications Corp. (Class “A” Stock)(a)	1,230	37,822
Entercom Communications Corp.(a)	660	24,618
News Corp. Ltd. ADR (Australia)	3,500	115,080
Time Warner, Inc.(a)	3,630	63,815
Univision Communications, Inc. (Class “A” Stock)(a)	2,120	67,692
Viacom, Inc. (Class “B” Stock)	15,815	564,912
Walt Disney Co. (The)	12,400	316,076
Westwood One, Inc.(a)	2,950	70,210

		1,941,011

Metals — 1.0%
Companhia Vale do Rio Doce ADR (Brazil)	4,800	228,240

Networking Products — 1.8%
Cisco Systems, Inc.(a)	16,840	399,108
Foundry Networks, Inc.(a)	3,040	42,773

		441,881

Oil – Exploration & Production — 2.5%
Devon Energy Corp.	3,190	210,540
Newfield Exploration Co.(a)	1,300	72,462
Noble Corp. (Cayman Islands)(a)	8,310	314,866

		597,868

Oil & Gas Services — 4.8%
BJ Services Co.(a)	4,030	184,735
Calpine Corp.(a)	55,360	239,155
Cooper Cameron Corp.(a)	4,320	210,384
GlobalSantaFe Corp.	13,760	364,640
Schlumberger Ltd.	2,390	151,789

		1,150,703

Paper & Forest Products — 0.4%
Bowater, Inc.	2,570	106,886

Restaurants — 0.2%
Outback Steakhouse, Inc.	1,280	52,941

Retail — 5.6%
Best Buy Co., Inc.	1,060	53,784
Circuit City Stores, Inc.	2,120	27,454
CVS Corp.	2,810	118,076
Home Depot, Inc.	4,340	152,768
Hot Topic, Inc.(a)	2,350	48,152
Kohl’s Corp.(a)	4,090	172,925
Kroger Co. (The)(a)	3,470	63,154
Pacific Sunwear of California, Inc.(a)	2,450	47,947
Reebok International Ltd.	3,010	108,300
Rite Aid Corp.(a)	32,300	168,606
Staples, Inc.	2,130	62,430
Target Corp.	4,030	171,154
Wal-Mart Stores, Inc.	3,020	159,335

		1,354,085

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Schools — 0.1%
Career Education Corp.(a)	410	$18,680

Semiconductors — 3.4%
Analog Devices, Inc.	3,610	169,959
Applied Materials, Inc.(a)	3,380	66,315
Linear Technology Corp.	1,900	74,993
Marvell Technology Group Ltd. (Bermuda)(a)	2,240	59,808
Maxim Integrated Products, Inc.	1,200	62,904
Novellus Systems, Inc.(a)	1,820	57,221
PMC-Sierra, Inc.(a)	7,650	109,777
Samsung Electronics Co. Ltd. GDR (South Korea)	110	22,632
Texas Instruments, Inc.	3,410	82,454
Xilinx, Inc.	3,470	115,586

		821,649

Software — 8.6%
Ascential Software Corp.(a)	1,960	31,340
BEA Systems, Inc.(a)	2,360	19,399
Computer Associates International, Inc.	8,300	232,898
Manhattan Associates, Inc.(a)	500	15,440
Mercury Interactive Corp.(a)	2,300	114,609
Microsoft Corp.(a)	34,276	978,923
Network Associates, Inc.(a)	7,020	127,273
NVIDIA Corp.(a)	1,240	25,420
Oracle Corp.(a)	10,239	122,151
Red Hat, Inc.(a)	4,310	99,001
Symantec Corp.(a)	3,180	139,220
VERITAS Software Corp.(a)	6,626	183,540

		2,089,214

Telecommunications — 10.4%
ADTRAN, Inc.	2,000	66,740
Amdocs Ltd. (Israel)(a)	3,030	70,993
Andrew Corp.(a)	4,060	81,241
Comverse Technology, Inc.(a)	4,900	97,706
Corning, Inc.(a)	7,210	94,163
Lucent Technologies, Inc.(a)	5,230	19,769
Nokia Oyj, ADR (Finland)	21,890	318,281
Nortel Networks Corp. (Canada)(a)	68,580	342,214
Sprint Corp. — FON Group(a)	32,240	567,424
Telefonaktiebolaget LM Ericsson ADR (Sweden)(a)	3,900	116,688
Verizon Communications, Inc.	14,000	506,660
Vodafone Group PLC ADR (United Kingdom)(a)	10,932	241,597

		2,523,476

Trucking/Shipping — 0.9%
FedEx Corp.	1,380	112,732
United Parcel Service, Inc. (Class “B” Stock)	1,450	108,997

		221,729

Utilities – Electric — 0.7%
TXU Corp.	4,330	175,408

TOTAL LONG-TERM INVESTMENTS (cost $21,609,034)		23,415,010

SEE NOTES TO FINANCIAL STATEMENTS.

B24

SP MFS CAPITAL OPPORTUNITIES PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

SHORT-TERM INVESTMENTS — 4.6%	Principal Amount (000)	Value (Note 2)
Repurchase Agreement
State Street Bank & Trust Co. 0.50%, 7/1/04(b) (cost $1,113,866)	$1,114	$1,113,866

TOTAL INVESTMENTS — 101.5% (cost $22,722,900; Note 6)		24,528,876
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(356,703)

NET ASSETS — 100%		$24,172,173

The following abbreviation is used in portfolio description:

GDR	Global Depositary Receipt
ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $1,113,881 due 7/1/04. The value of the collateral including accrued interest was $1,150,126. Collateralized by United States Treasury or federal agency obligations.

(c)	Indicates a fair valued security.

SEE NOTES TO FINANCIAL STATEMENTS.

B25

SP MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 98.8%		Value (Note 2)
COMMON STOCKS	Shares
Apparel — 2.2%
Coach, Inc.(a)	40,000	$1,807,600

Automobiles & Trucks — 0.9%
Oshkosh Truck Corp.	13,450	770,820

Banks — 0.8%
Commerce Bancorp, Inc.	12,200	671,122

Biotechnology — 0.9%
Martek Biosciences Corp.(a)	13,000	730,210

Building & Construction — 3.3%
American Standard Cos., Inc.(a)	42,000	1,693,020
Centex Corp.	23,000	1,052,250

		2,745,270

Casinos — 3.3%
Caesars Entertainment, Inc.(a)	59,000	885,000
Scientific Games Corp. (Class “A” Stock)(a)	41,000	784,740
Station Casinos, Inc.	22,000	1,064,800

		2,734,540

Computers — 1.2%
Apple Computer, Inc.(a)	31,000	1,008,740

Computer Services — 3.2%
Research In Motion Ltd.(a)	27,400	1,875,256
SanDisk Corp.(a)	36,000	780,840

		2,656,096

Diversified Manufacturing Operations — 0.8%
Eaton Corp.	10,700	692,718

Drugs & Medical Supplies — 16.9%
Alcon, Inc.	11,100	873,015
Beckman Coulter, Inc.	7,400	451,400
C.R. Bard, Inc.	15,500	878,075
Celgene Corp.(a)	21,450	1,228,227
Dade Behring Holdings, Inc.(a)	16,000	760,320
Gen-Probe, Inc.(a)	26,000	1,230,320
IDEXX Laboratories, Inc.(a)	20,500	1,290,270
IVAX Corp.(a)	31,500	755,685
Sepracor, Inc.(a)	29,000	1,534,100
St. Jude Medical, Inc.(a)	21,000	1,588,650
Stryker Corp.	21,800	1,199,000
Zimmer Holdings, Inc.(a)	24,000	2,116,800

		13,905,862

Electronics — 5.3%
Broadcom Corp. (Class “A” Stock)(a)	18,200	851,214
FLIR Systems, Inc.(a)	15,000	823,500
Garmin Ltd.	8,100	300,024
Harman International Industries, Inc.	20,200	1,838,200
PerkinElmer, Inc.	28,000	561,120

		4,374,058

Financial Services — 3.1%
AmeriCredit Corp.(a)	44,000	859,320
Ameritrade Holding Corp.(a)	81,700	927,295
CIT Group, Inc.	20,700	792,603

		2,579,218

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Healthcare Services — 4.8%
Laboratory Corp. of America Holdings(a)	39,100	$1,552,270
Quest Diagnostics, Inc.	10,700	908,965
Sierra Health Services, Inc.(a)	33,100	1,479,570

		3,940,805

Internet — 10.1%
Akamai Technologies, Inc.(a)	58,000	1,041,100
Ask Jeeves, Inc.(a)	20,000	780,600
Priceline.com, Inc.(a)	41,000	1,104,130
Symantec Corp.(a)	31,500	1,379,070
United Online, Inc.(a)	46,400	817,104
VeriSign, Inc.(a)	47,500	945,250
Yahoo!, Inc.(a)	61,200	2,223,396

		8,290,650

Leisure — 1.4%
International Game Technology	30,000	1,158,000

Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc. (Class “B” Stock)	18,700	619,905

Networking Products — 2.3%
Juniper Networks, Inc.(a)	76,000	1,867,320

Oil & Gas Exploration & Production — 5.2%
Amerada Hess Corp.	11,600	918,604
Smith International, Inc.(a)	29,600	1,650,496
Valero Energy Corp.	12,000	885,120
XTO Energy, Inc.	28,500	849,015

		4,303,235

Paper & Paper Products — 1.5%
Georgia-Pacific Corp.	32,500	1,201,850

Personal Products — 1.7%
Energizer Holdings, Inc.(a)	11,000	495,000
Estee Lauder Cos, Inc. (Class “A” Stock)	18,300	892,674

		1,387,674

Radio & Television — 2.0%
XM Satellite Radio Holdings, Inc. (Class “A” Stock)(a)	59,000	1,610,110

Real Estate Investment Trusts — 0.9%
General Growth Properties, Inc.	23,500	694,895

Restaurants — 1.0%
McDonald’s Corp.	31,300	813,800

Retail — 5.4%
Amazon.com, Inc.(a)	24,800	1,349,120
Foot Locker, Inc.	29,000	705,860
Fortune Brands, Inc.	20,000	1,508,600
Guitar Center, Inc.(a)	20,000	889,400

		4,452,980

Semiconductors — 4.5%
Advanced Micro Devices, Inc.(a)	84,000	1,335,600
ATI Technologies, Inc.(a)	35,000	660,100
National Semiconductor Corp.(a)	41,800	919,182
Teradyne, Inc.(a)	34,000	771,800

		3,686,682

SEE NOTES TO FINANCIAL STATEMENTS.

B26

SP MID-CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Software — 6.5%
Autodesk, Inc.	37,600	$1,609,656
Electronic Arts, Inc.(a)	35,500	1,936,525
Novell, Inc.(a)	137,000	1,149,430
Red Hat, Inc.(a)	30,000	689,100

		5,384,711

Telecommunications — 6.7%
America Movil SA de CV ADR (Mexico)	11,400	414,618
Avaya, Inc.(a)	108,000	1,705,320
Corning, Inc.(a)	127,000	1,658,620
Nextel Communications, Inc. (Class “A” Stock)(a)	66,000	1,759,560

		5,538,118

Toys — 0.8%
Marvel Enterprises, Inc.(a)	35,250	688,080

Transport Services — 1.3%
J.B. Hunt Transport Services, Inc.	28,000	1,080,240

TOTAL LONG-TERM INVESTMENTS (cost $67,635,765)		81,395,309

SHORT-TERM INVESTMENT — 2.6%	Principal Amount (000)	Value (Note 2)
Repurchase Agreement
State Street Bank & Trust Co. Repurchase Agreement 0.50% 7/1/04 (cost $2,101,426)(b)	$2,101	$2,101,426

TOTAL INVESTMENTS — 101.4% (cost $69,737,191; Note 6)		83,496,735
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(1,155,276)

NET ASSETS — 100%		$82,341,459

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $2,101,455 due 7/1/04. The value of the collateral including accrued interest was $2,154,876. Collateralized by United States Treasury or federal agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B27

SP PIMCO HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 92.7% LONG-TERM BONDS — 92.6%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
CORPORATE BONDS — 86.5%
Aerospace & Defense — 1.8%
Armor Holdings, Inc., Sr. Sub. Notes	B1	8.25%	08/15/13	$1,000	$1,070,000
Continental Airlines, Inc., Pass-Through Certs.	Ba1	7.373%	12/15/15	171	136,586
Continental Airlines, Inc., Pass-Through Certs., Ser. 99-1A	Baa3	6.545%	02/02/19	1,055	987,422
Dunlop Standard Aerospace Holdings PLC, Sr. Notes (United Kingdom)	B3	11.875%	05/15/09	792	841,501
K&F Industries, Inc., Sr. Sub. Notes	B3	9.625%	12/15/10	650	712,562
United Air Lines, Inc., Pass-Through Certs., Ser. 00-1	Ba3	7.73%	07/01/10	550	449,154
United Air Lines, Inc., Pass-Through Certs., Ser. 01-1	Ba3	6.201%	09/01/08	100	82,271
United Air Lines, Inc., Pass-Through Certs., Ser. 01-1	Baa3	6.602%	09/01/13	350	291,540
US Airways, Inc., Pass-Through Certs., Ser. 93-A2(a)	D(f)	9.625%	12/01/49	95	26,475

					4,597,511

Asset Backed Securities — 1.5%
Cedar Brakes II LLC	Caa1	9.875%	09/01/13	182	181,126
Jet Equipment Trust (Class A)(a)	Caa3	7.63%	08/15/12	81	51,675
Midwest Generation LLC, Pass-Through Certs., Ser. A	B2	8.30%	07/02/09	300	303,000
Midwest Generation LLC, Pass-Through Certs., Ser. B	B2	8.56%	01/02/16	2,325	2,290,125
Midwest Generation LLC, Sec’d. Notes	B1	8.75%	05/01/34	1,000	1,010,000

					3,835,926

Autos – Cars & Trucks — 2.8%
Arvin Capital I, Gtd. Notes	Ba2	9.50%	02/01/27	750	780,000
ArvinMeritor, Inc., Notes	Ba1	6.625%	06/15/07	650	664,625
ArvinMeritor, Inc., Notes	Ba1	8.75%	03/01/12	300	325,500
Dura Operating Corp., Gtd. Notes, Ser. B	B1	8.625%	04/15/12	1,100	1,122,000
General Motors Corp., Deb. Notes	Baa1	8.25%	07/15/23	650	680,713
Tenneco Automotive, Inc., Sec’d. Notes	B2	10.25%	07/15/13	475	536,750
Tenneco Automotive, Inc., Sec’d. Notes, Ser. B	B2	10.25%	07/15/13	700	791,000
Transmontaigne, Inc., Ser. B	B3	9.125%	06/01/10	700	721,000
TRW Automotive	B1	9.375%	02/15/13	1,246	1,404,865

					7,026,453

Broadcasting & Other Media — 1.6%
Lighthouse International Co. SA, Sr. Notes	B3	8.00%	04/30/14	1,070	1,261,459
Quebecor Media, Inc., Sr. Notes (Canada)	B2	11.125%	07/15/11	1,050	1,198,312
Sinclair Broadcast Group, Inc.	B2	8.00%	03/15/12	700	715,750
Young Broadcasting, Inc., Gtd. Notes	Caa1	10.00%	03/01/11	400	407,000
Young Broadcasting, Inc., Sr. Notes	B2	8.50%	12/15/08	375	394,688

					3,977,209

Cable — 5.0%
CanWest Media, Inc., Sr. Sub. Notes (Canada)	B2	10.625%	05/15/11	1,650	1,850,062
CCO Holdings LLC., Sr. Notes	B3	8.75%	11/15/13	1,170	1,120,275
CF Cable TV, Inc., Sr. Notes (Canada)	Ba3	9.125%	07/15/07	500	528,797
Charter Communications Operating LLC, Sr. Notes	B2	8.00%	04/30/12	550	532,125
Charter Communications Operating LLC, Sr. Notes	B2	8.375%	04/30/14	550	532,125
CSC Holdings, Inc., Debs., Ser. B	B1	8.125%	08/15/09	500	520,000
CSC Holdings, Inc., Sr. Notes	B1	6.75%	04/15/12	100	96,000
CSC Holdings, Inc., Sr. Notes	B1	7.25%	07/15/08	225	227,250
CSC Holdings, Inc., Sr. Notes	B1	7.875%	12/15/07	200	208,000
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	7.625%	04/01/11	2,575	2,581,437
DirecTV Holdings LLC	B1	8.375%	03/15/13	1,725	1,908,281
Echostar DBS Corp., Sr. Notes	Ba3	5.75%	10/01/08	550	542,438
EchoStar DBS Corp., Sr. Notes	Ba3	10.375%	10/01/07	750	801,562
Mediacom Broadband LLC, Gtd. Notes	B2	11.00%	07/15/13	1,150	1,224,750
Rogers Cablesystems, Ltd., Sr. Notes, Ser. B (Canada)	Ba2	10.00%	03/15/05	110	114,184

					12,787,286

SEE NOTES TO FINANCIAL STATEMENTS.

B28

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Chemicals — 3.3%
Brenntag Tag Term B2	NR	3.8807%	02/28/12	$1,500	$1,518,750
Equistar Chemicals LP	B2	8.75%	02/15/09	1,250	1,303,125
Equistar Chemicals LP, Gtd. Notes	B2	10.125%	09/01/08	425	465,375
ISP Chemco, Inc., Ser. B	B1	10.25%	07/01/11	1,200	1,335,000
Kraton Polymers LLC., Sr. Sub. Notes	B3	8.125%	01/15/14	500	505,000
Nalco Co., Sr. Notes	B2	7.75%	11/15/11	1,200	1,257,000
Nalco Co., Sr. Sub Notes	Caa1	8.875%	11/15/13	850	890,375
Westlake Chemical Corp., Gtd. Notes	Ba3	8.75%	07/15/11	1,000	1,085,000

					8,359,625

Construction — 0.4%
North America Energy Partners, Inc., Sr. Notes (Canada)	B2	8.75%	12/01/11	300	297,000
Universal City Dev Partners, Sr. Notes	B2	11.75%	04/01/10	650	752,375

					1,049,375

Containers — 3.3%
Crown European Holdings SA, Sec’d. Notes (France)	B1	9.50%	03/01/11	1,850	2,016,500
Greif, Inc., Gtd. Notes	B2	8.875%	08/01/12	500	538,125
Jefferson Smurfit Corp., Gtd. Notes	B2	7.50%	06/01/13	500	495,000
Kappa Beheer BV, Gtd. Notes (Netherlands)	B2	10.625%	07/15/09	1,275	1,332,375
Norampac, Inc., Sr. Notes (Canada)	Ba2	6.75%	06/01/13	900	882,000
Owens-Brockway, Gtd. Notes	B2	7.75%	05/15/11	300	312,000
Owens-Brockway, Gtd. Notes	B3	8.25%	05/15/13	600	619,500
Owens-Brockway, Gtd. Notes	B2	8.875%	02/15/09	525	567,000
Owens-Brockway, Sec’d. Notes	B2	8.75%	11/15/12	775	840,875
Stone Container Corp., Sr. Notes	B2	9.75%	02/01/11	700	770,000

					8,373,375

Cosmetics & Toiletries — 0.3%
JohnsonDiversey, Inc., Sr. Sub. Notes	B2	9.625%	05/15/12	800	872,000

Distribution/Wholesale — 0.4%
Aviall, Inc., Sr. Notes	B1	7.625%	07/01/11	875	910,000

Diversified Operations — 0.8%
Bombardier, Inc.	B3	4.18%	12/17/10	1,393	1,406,060
Bombardier, Inc.	B3	4.18%	12/18/10	597	603,343

					2,009,403

Drugs & Health Care — 3.1%
Airgas, Inc., Sr. Sub Notes	Ba2	6.25%	07/15/14	950	909,625
Fisher Scientific Inernational, Inc., Sr. Sub. Notes	B2	8.00%	09/01/13	1,000	1,070,000
Fresenius Medical Care Capital Trust II, Gtd. Notes	Ba2	7.875%	02/01/08	250	263,750
Fresenius Medical Care Capital Trust IV, Gtd. Notes	Ba2	7.875%	06/15/11	1,475	1,563,500
NeighborCare, Inc., Sr. Sub. Notes	Ba3	6.875%	11/15/13	450	477,000
PacifiCare Health Systems, Inc., Gtd. Notes	B1	10.75%	06/01/09	292	332,880
Rotech Healthcare, Inc., Sr. Sub. Notes	B2	9.50%	04/01/12	1,775	1,894,813
VMR International, Sr. Notes	B2	6.875%	04/15/12	1,300	1,304,875

					7,816,443

Entertainment — 3.0%
Gaylord Entertainment Co., Sr. Notes	B3	8.00%	11/15/13	875	887,031
Park Place Entertainment Corp., Sr. Notes	Ba1	7.00%	04/15/13	750	755,625
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	7.875%	03/15/10	950	1,002,250
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	8.875%	09/15/08	300	325,500
Park Place Entertainment Corp., Sr. Sub. Notes	Ba2	9.375%	02/15/07	600	651,750
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	Ba2	8.00%	05/15/10	700	754,250
Royal Caribbean Cruises Ltd., Sr. Notes (Liberia)	Ba2	8.75%	02/02/11	775	858,313
Six Flags, Inc.	B3	9.75%	04/15/13	1,340	1,346,700
Warmu	B3	4.318%	02/27/11	498	504,444
Warner Music Group	B3	4.03%	02/27/11	500	506,979

					7,592,842

SEE NOTES TO FINANCIAL STATEMENTS.

B29

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Financials — 5.3%
AES Red Oak LLC, Sec’d. Notes, Ser. A	B2	8.54%	11/30/19	$96	$99,386
Ahold Finance Usa Inc., Notes	B1	8.25%	07/15/10	150	158,250
Bcp Caylux Holdings SCA (Luxembourg), Sr. Sub. Notes	B3	9.625%	06/15/14	1,100	1,139,875
Bluewater Finance, Ltd., Gtd. Notes (Cayman Islands)	B1	10.25%	02/15/12	1,300	1,371,500
Eircom Funding, Sr. Sub. Notes (Ireland)	B1	8.25%	08/15/13	200	208,000
Fiat Finance Lux Ltd. SA, (Luxembourg)	Ba3	3.25%	01/09/07	850	852,125
FINOVA Group, Inc.	NA	7.50%	11/15/09	920	503,688
Ford Motor Credit Co.	A3	7.00%	10/01/13	800	807,573
Ford Motor Credit Co.	A3	7.25%	10/25/11	225	234,965
General Motors Acceptance Corp., Notes	A3	6.875%	08/28/12	550	559,492
General Motors Acceptance Corp., Notes	A3	8.00%	11/01/31	150	153,688
Jet Equipment Trust, Ser. 1995-A(a)	Caa3	10.00%	06/15/12	300	201,000
MDP Acquisitions PLC, Sr. Notes (Ireland)	B3	9.625%	10/01/12	1,700	1,861,500
Mizuho JGB Investment, Ser. A(c)	Baa3	9.87%	12/31/49	1,775	2,007,868
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., Gtd. Notes	Ba2	7.375%	09/01/10	500	497,500
Riggs Capital Trust	Ba2	8.625%	12/31/26	750	750,000
Riggs Capital Trust, Gtd. Notes	Ba2	8.625%	12/31/26	1,050	1,050,000
Riggs Capital Trust, Gtd. Notes	Ba2	8.875%	03/15/27	100	100,250
Volkswagen Insurance Co.	A3	3.60%	04/07/11	1,000	1,015,750

					13,572,410

Food & Beverage — 2.6%
Delhaize America Inc., Gtd. Notes	Ba1	8.125%	04/15/11	1,225	1,337,125
Dominos Inc., Sr. Sub. Notes	B3	8.25%	07/01/11	600	636,000
Ingles Markets, Inc., Gtd. Notes	Ba3	8.875%	12/01/11	1,050	1,078,875
Merisant Co., Sr. Sub. Notes	B3	9.50%	07/15/13	535	569,775
Reddy Ice Group, Inc., Sr. Sub. Notes	B3	8.875%	08/01/11	1,000	1,055,000
Roundy’s, Inc., Sr. Sub. Notes, Ser. B	B2	8.875%	06/15/12	1,500	1,590,000
UGS Corp., Sr. Sub. Notes	B3	10.00%	06/01/12	275	292,875

					6,559,650

Forest & Paper — 1.8%
Abitibi-Consolidated, Inc., Notes (Canada)	Ba2	5.25%	06/20/08	375	355,891
Abitibi-Consolidated, Inc., Notes (Canada)	Ba2	7.875%	08/01/09	400	415,828
Abitibi-Consolidated, Inc., (Canada)	Ba2	8.55%	08/01/10	1,200	1,265,318
Abitibi-Consolidated, Inc., Debs. (Canada)	Ba2	8.85%	08/01/30	260	253,352
Georgia-Pacific Corp., Sr. Notes	Ba3	8.00%	01/15/24	2,200	2,200,000

					4,490,389

Gaming — 2.2%
Mandalay Resort Group, Sr. Notes	Ba2	6.50%	07/31/09	1,000	1,016,250
Mandalay Resort Group, Sr. Sub. Deb.	Ba3	7.625%	07/15/13	980	977,550
Mandalay Resort Group, Sr. Sub. Notes	Ba3	9.375%	02/15/10	75	81,750
MGM Mirage, Inc., Gtd. Notes	Ba1	6.00%	10/01/09	800	784,000
MGM Mirage, Inc., Gtd. Notes	Ba2	8.375%	02/01/11	1,150	1,201,750
Seneca Gaming Corp., Sr. Notes	B2	7.25%	05/01/12	610	609,238
Station Casinos, Inc., Sr. Notes	Ba3	6.00%	04/01/12	625	604,687
Station Casinos, Inc., Sr. Sub. Notes	B1	6.50%	02/01/14	200	192,500

					5,467,725

Hospitals/Hospital Management — 2.7%
Extendicare Health Services, Inc., Gtd. Notes	B1	9.50%	07/01/10	1,000	1,110,000
HCA, Inc., Notes	Ba1	6.75%	07/15/13	1,025	1,049,987
HCA, Inc., Sr. Notes	Ba1	7.875%	02/01/11	650	712,903
Tenet Healthcare Corp., Sr. Notes	B3	6.375%	12/01/11	625	546,875
Tenet Healthcare Corp., Sr. Notes	B3	6.50%	06/01/12	525	456,750
Tenet Healthcare Corp., Sr. Notes	B3	7.375%	02/01/13	1,825	1,651,625
Tenet Healthcare Corp., Sr. Notes	B3	9.875%	07/01/14	350	356,125
Triad Hospitals, Inc., Sr. Sub. Notes	B3	7.00%	11/15/13	950	902,500

					6,786,765

SEE NOTES TO FINANCIAL STATEMENTS.

B30

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Industrial — 0.4%
FIMEP SA, Sr. Notes (France)	B1	10.50%	02/15/13	$850	$969,000

Lodging — 1.8%
Hilton Hotels Corp., Notes	Ba1	7.625%	12/01/12	1,225	1,316,875
Host Marriott Corp., Gtd. Notes	Ba3	7.875%	08/01/08	80	82,000
Host Marriott LP, Gtd. Notes, Ser. G	Ba3	9.25%	10/01/07	300	330,750
Host Marriott LP, Gtd. Notes, Ser. I	Ba3	9.50%	01/15/07	225	245,812
Host Marriott LP, Sr. Notes	Ba3	7.125%	11/01/13	750	735,000
Host Marriott LP, Sr. Notes, Ser. E	Ba3	8.375%	02/15/06	650	685,750
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	1,175	1,257,250

					4,653,437

Manufacturing — 1.7%
Dresser, Inc., Gtd. Notes	B2	9.375%	04/15/11	1,490	1,594,300
SPX Corp., Sr. Notes	Ba3	6.25%	06/15/11	650	632,125
SPX Corp., Sr. Notes	Ba3	7.50%	01/01/13	1,200	1,230,000
Trinity Industries LE, Sr. Notes	Ba3	6.50%	03/15/14	1,000	915,000

					4,371,425

Marine — 0.1%
Horizon Lines LLC., Notes	B3	9.00%	11/01/12	200	201,240

Oil & Gas Exploration & Production — 10.6%
Chesapeake Energy Corp., Gtd. Notes	Ba3	8.125%	04/01/11	151	163,541
Chesapeake Energy Corp., Sr. Notes	Ba3	7.50%	06/15/14	450	463,500
Coastal Corp., Notes	Caa1	6.375%	02/01/09	700	610,750
Coastal Corp., Notes	Caa1	7.75%	06/15/10	150	135,375
Coastal Corp., Sr. Debs.	Caa1	7.75%	10/15/35	400	314,000
Dynegy Holdings, Inc., Sec’d. Notes	B3	9.875%	07/15/10	250	268,750
Dynegy Holdings, Inc., Sec’d. Notes	B3	10.125%	07/15/13	450	487,125
Dynegy-Roseton Danskammer, Gtd. Notes	Caa2	7.27%	11/08/10	1,450	1,384,750
El Paso CGP Co., Debs.	Caa1	6.50%	06/01/08	500	450,000
El Paso CGP Co., Notes	Caa1	7.625%	09/01/08	2,400	2,220,000
El Paso Corp., Notes	Caa1	7.875%	06/15/12	150	134,625
El Paso Corp., Sr. Notes	Caa1	7.80%	08/01/31	675	541,688
El Paso Energy, Sr. Notes	Caa1	7.375%	12/15/12	1,750	1,518,125
El Paso Natural Gas Co., Sr. Notes	B1	7.625%	08/01/10	750	768,750
El Paso Production Holding Co., Gtd. Notes	B3	7.75%	06/01/13	1,750	1,605,625
Encore Acquisition Co., Sr. Sub. Notes	B2	6.25%	04/15/14	950	893,000
Evergreen Resources, Inc., Sr. Sub. Notes	Ba3	5.875%	03/15/12	1,125	1,136,250
GulfTerra Energy Partners LP, Gtd. Notes, Ser. B	B1	8.50%	06/01/10	324	352,350
GulfTerra Energy Partners LP, Gtd. Notes, Ser. B	B1	8.50%	06/01/11	167	180,778
Hanover Equipment Trust, Sec’d. Notes, Ser. A	B2	8.50%	09/01/08	1,850	1,956,375
Newpark Resources, Inc., Gtd. Notes, Ser. B	B2	8.625%	12/15/07	875	888,125
NRG Energy, Inc.(g)	NR	1.07%	12/23/10	208	214,635
NRG Energy, Inc.	NR	5.50%	05/08/10	369	380,349
NRG Energy, Inc., Sr. Sub Notes(g)	B2	8.00%	12/15/13	1,475	1,489,750
Plains E&P Co., Sr. Notes	Ba2	7.125%	06/15/14	500	508,750
Premcor Refining Group, Inc., Gtd. Notes	Ba3	6.75%	05/01/14	300	297,000
Sesi LLC, Gtd. Notes	B1	8.875%	05/15/11	800	862,000
Sonat, Inc., Notes	Caa1	7.625%	07/15/11	300	267,750
The Williams Cos., Inc.	B3	8.75%	03/15/32	600	600,000
The Williams Cos., Inc., Notes	B3	7.875%	09/01/21	500	481,250
The Williams Cos., Inc., Notes	B3	8.125%	03/15/12	2,300	2,455,250
The Williams Cos., Inc., Sr. Notes	B3	8.625%	06/01/10	1,575	1,732,500
Vintage Petroleum, Inc., Sr. Notes	Ba3	8.25%	05/01/12	250	265,000
Vintage Petroleum, Inc., Sr. Sub. Notes	B1	7.875%	05/15/11	940	963,500

					26,991,216

SEE NOTES TO FINANCIAL STATEMENTS.

B31

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Printing & Publishing — 3.1%
American Media Operations, Inc., Gtd. Notes, Ser. B	B2	10.25%	05/01/09	$1,225	$1,270,937
Dex Media West LLC, Sr. Notes	B3	8.50%	08/15/10	975	1,062,750
Dex Media West LLC, Sr. Sub. Notes	Caa1	9.875%	08/15/13	1,200	1,317,000
Garden State Newspapers, Inc., Sr. Sub. Notes	B2	8.625%	07/01/11	775	808,906
Hollinger International Publishing, Inc., Sr. Notes	B2	9.00%	12/15/10	1,050	1,212,750
Mail-Well I Corp., Gtd. Notes	B1	9.625%	03/15/12	835	897,625
PRIMEDIA, Inc., Sr. Notes	B3	6.615%	05/15/10	125	126,719
PRIMEDIA, Inc., Sr. Notes	B3	8.00%	05/15/13	1,220	1,146,800

					7,843,487

Real Estate Investment Trust — 1.4%
Forest City Enterprises, Inc., Sr. Notes	Ba3	7.625%	06/01/15	1,000	1,005,000
La Quinta Properties, Inc.	Ba3	8.875%	03/15/11	950	1,021,250
Ventas Realty LP, Sr. Notes	Ba3	8.75%	05/01/09	1,450	1,566,000

					3,592,250

Retail — 1.5%
AmeriGas Partners LP, Sr. Notes	B2	8.83%	04/19/10	150	161,340
AmeriGas Partners LP, Sr. Notes	B2	10.00%	04/15/06	200	216,000
AmeriGas Partners LP, Sr. Notes, Ser. B	B2	8.875%	05/20/11	550	585,750
Ferrellgas Escrow LLC., Sr. Notes	Ba3	6.75%	05/01/14	900	868,500
Ferrellgas Partners LP, Sr. Notes	B2	8.75%	06/15/12	575	613,813
Suburban Propane Partners LP, Sr. Notes	B1	6.875%	12/15/13	325	316,063
Toys “R” Us, Inc., Notes	Ba2	7.625%	08/01/11	550	552,062
Toys “R” Us, Inc., Notes	Ba2	7.875%	04/15/13	400	401,500

					3,715,028

Telecommunications — 10.6%
American Cellular Corp., Sr. Notes	B3	10.00%	08/01/11	1,650	1,423,125
American Tower Escrow Corp., Disc. Notes	B3	0.00%	08/01/08	1,900	1,387,000
Cincinnati Bell, Inc., Gtd. Notes	B2	7.25%	07/15/13	1,140	1,065,900
Cincinnati Bell, Inc., Sr. Sub. Notes	B3	8.375%	01/15/14	700	623,000
Crown Castle International Corp, Sr. Notes	B3	10.75%	08/01/11	125	140,000
Crown Castle International Corp., Sr. Notes	B3	9.375%	08/01/11	1,200	1,320,000
Inmarsat Ventures PLC	B2	4.111%	10/10/10	750	756,562
Inmarsat Ventures PLC	B2	4.611%	10/10/11	750	756,563
Insight Midwest LP, Sr. Notes	B2	9.75%	10/01/09	550	580,250
Insight Midwest LP, Sr. Notes	B2	10.50%	11/01/10	1,340	1,460,600
MCI, Inc., Sr. Notes	NR	5.908%	05/01/07	143	138,710
MCI, Inc., Sr. Notes	NR	6.688%	05/01/09	838	775,150
MCI, Inc., Sr. Notes	NR	7.735%	05/01/14	823	736,585
Nextel Communications, Inc., Sr. Notes	Ba3	6.875%	10/31/13	2,780	2,755,675
Nextel Communications, Inc., Sr. Notes	Ba3	7.375%	08/01/15	400	404,000
Nextel Communications, Inc., Sr. Notes	Ba3	9.50%	02/01/11	166	185,600
Northwestern Bell Telephone Co., Deb. Notes	Ba3	6.25%	01/01/07	300	297,000
Northwestern Bell Telephone Co., Deb. Notes	Ba3	7.75%	05/01/30	750	660,000
PanAmSat Corp., Gtd. Notes	B1	8.50%	02/01/12	535	607,225
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.25%	02/15/11	1,275	1,090,125
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.75%	02/15/31	75	58,875
Qwest Capital Funding, Inc., Gtd. Notes	Caa2	7.90%	08/15/10	350	309,750
Qwest Communications International, Inc., Sr. Notes	B3	7.25%	02/15/11	2,000	1,865,000
Qwest Communications International, Inc., Sr. Notes	B3	7.50%	02/15/14	1,780	1,606,450
Qwest Corp., Notes(g)	Ba3	6.95%	06/30/10	2,000	1,959,500
Qwest Corp., Notes	Ba3	7.20%	11/01/04	275	277,062
Qwest Corp., Notes	Ba3	9.125%	03/15/12	700	756,000
Rogers Wireless Communications, Inc., Sec’d. Notes (Canada)	Ba3	6.375%	03/01/14	650	598,000
Rural Cellular Corp., Sec’d. Notes	B2	8.25%	03/15/12	725	741,313
Time Warner Telecom LLC, Sr. Notes	B3	9.75%	07/15/08	600	561,000
Time Warner Telecom, Inc., Sr. Notes	B3	10.125%	02/01/11	600	546,000
Triton PCS, Inc., Gtd. Notes	B2	8.50%	06/01/13	570	538,650

					26,980,670

SEE NOTES TO FINANCIAL STATEMENTS.

B32

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Tobacco — 1.1%
DIMON, Inc., Gtd. Notes, Ser. B	Ba3	9.625%	10/15/11	$610	$616,100
DIMON, Inc., Sr. Notes	Ba3	7.75%	06/01/13	655	609,150
North Atlantic Trading, Inc., Sr. Notes	B2	9.25%	03/01/12	1,500	1,451,250

					2,676,500

Utilities — 10.8%
AES Corp., Sr. Notes	B2	8.875%	02/15/11	650	674,375
AES Corp., Sr. Sec’d. Notes	B1	8.75%	05/15/13	2,445	2,619,206
AES Ironwood LLC, Sec’d. Notes	B2	8.857%	11/30/25	1,500	1,582,742
Allegheny Energy Supply Co. LLC	B2	5.35%	06/08/11	1,496	1,522,968
Allegheny Energy Supply Co. LLC	B3	8.25%	04/15/12	1	890
Calpine Corp., Sec’d. Notes	B(f)	8.50%	07/15/10	1,000	827,500
Centerpoint Energy, Inc., Sr. Notes, Ser. B	Ba2	7.25%	09/01/10	925	983,754
CMS Energy Corp., Sr. Notes	B3	7.50%	01/15/09	1,400	1,393,000
CMS Energy Corp., Sr. Notes	B3	7.75%	08/01/10	150	149,250
CMS Energy Corp., Sr. Notes	B3	8.90%	07/15/08	1,000	1,047,500
CMS Energy Corp., Sr. Notes	B3	9.875%	10/15/07	250	269,375
DPL, Inc.	Ba3	6.875%	09/01/11	825	831,188
Exco Resources, Inc., Gtd. Notes	B2	7.25%	01/15/11	1,300	1,319,500
Hanover Compressor Co., Sr. Notes	B3	9.00%	06/01/14	200	207,500
Homer City Funding LLC., Gtd. Notes	Ba2	8.734%	10/01/26	1,499	1,581,630
Invensys PLC, Second Lien Loan (United Kingdom)	B3	1.00%	12/30/09	500	512,500
Invensys PLC, Sr. Notes (United Kingdom)	B3	9.875%	03/15/11	500	497,500
IPALCO Enterprises, Inc., Sec’d. Notes	Ba1	8.375%	11/14/08	750	813,750
IPALCO Enterprises, Inc., Sec’d. Notes	Ba1	8.625%	11/14/11	350	379,750
K2, Inc., Sr. Notes	Ba3	7.375%	07/01/14	100	101,750
Peabody Energy Corp., Gtd. Notes	Ba3	6.875%	03/15/13	1,525	1,544,062
PSE&G Energy Holdings LLC, Notes	Ba3	7.75%	04/16/07	1,625	1,702,187
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.50%	06/15/11	950	1,016,500
PSE&G Energy Holdings LLC, Sr. Notes	Ba3	8.625%	02/15/08	550	591,250
Rayovac Corp., Sr. Sub. Notes	B3	8.50%	10/01/13	350	367,500
Reliant Energy Mid Atlantic, Pass-Through Certs, Ser. B	B1	9.237%	07/02/17	394	423,469
Reliant Energy, Inc., Sec’d Notes	B1	9.25%	07/15/10	450	480,375
Reliant Resources, Inc., Sec’d Notes	B1	9.50%	07/15/13	725	781,188
Sierra Pacific Power Co.	Ba2	6.25%	04/15/12	875	822,500
South Point Energy Center LLC, Gtd. Notes	B2	8.40%	05/30/12	1,128	975,528
TECO Energy, Inc., Sr. Notes	Ba2	7.50%	06/15/10	1,350	1,363,500

					27,383,687

Waste Management — 1.5%
Allied Waste North America, Inc., Gtd. Notes, Ser. B	Ba3	8.50%	12/01/08	1,310	1,432,813
Allied Waste North America, Inc., Gtd. Notes, Ser. B	Ba3	8.875%	04/01/08	585	640,575
Allied Waste North America, Inc., Gtd. Notes, Ser. B	Ba3	9.25%	09/01/12	1,000	1,120,000
Allied Waste North America, Inc., Sec’d. Notes	Ba3	6.375%	04/15/11	750	735,000

					3,928,388

TOTAL CORPORATE BONDS (cost $218,144,199)					219,390,715

FOREIGN GOVERNMENT OBLIGATIONS — 6.1%
Cabinet Ministers Ukraine, (Ukraine)	B1	6.875%	03/04/11	300	282,750
Republic of Brazil, (Brazil)	B2	10.00%	08/07/11	75	72,750
Republic of Brazil, (Brazil)	B2	11.00%	08/17/40	2,350	2,201,950
Republic of Brazil, Ser. R (Brazil)	B2	8.00%	04/15/14	4,990	4,575,456
Republic of Guatemala, Notes (Guatemala)	Ba2	9.25%	08/01/13	500	535,000
Republic of Panama (Panama)	Ba1	8.875%	09/30/27	1,100	1,067,000
Republic of Panama (Panama)	Ba1	9.375%	07/23/12	950	1,037,875
Republic of Peru (Peru)	Ba3	5.00%	03/07/17	91	77,350
Republic of Peru (Peru)	Ba3	9.125%	02/21/12	2,600	2,665,000

SEE NOTES TO FINANCIAL STATEMENTS.

B33

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (cont’d.)
Republic of Ukraine, Sr. Notes (Ukraine)	B1	11.00%	03/15/07	$420	$452,138
Russian Federation (Russia)	Baa3	5.00%	03/31/30	2,575	2,354,838

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (cost $15,664,670)					15,322,107

TOTAL LONG-TERM BONDS (cost $233,808,869)					234,712,822

COMMON STOCK — 0.1%				Shares
Dobson Communications Corp., (Class “A” Stock)(e)				18,861	61,487
MCI, Inc.(e)				18,621	268,701

TOTAL COMMON STOCK (cost $593,867)					330,188

CONVERTIBLE PREFERRED STOCK
Dobson Communications Corp., 6.00% (cost $50,100)				300	29,263

TOTAL LONG-TERM INVESTMENTS (cost $234,452,836)					235,072,273

SHORT-TERM INVESTMENTS — 5.6%				Principal Amount (000)
CORPORATE BONDS — 1.6%
Barclays Bank PLC	NR	1.305%	09/27/04	$1,400	1,395,534
General Electric Capital Corp.	Aaa	1.48%	09/15/04	900	897,188
Pfizer, Inc.	Aaa	1.30%	08/17/04	1,700	1,697,115

					3,989,837

COMMERCIAL PAPER — 1.5%
Den Danske Bank	AA-(f)	1.26%	09/14/04	3,300	3,291,337
UBS AG	NR	1.195%	07/21/04	600	599,602

					3,890,939

REPURCHASE AGREEMENT — 1.8%
State Street Bank & Trust Co.(b)		0.50%	07/01/04	4,646	4,646,065

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.7%
Federal Home Loan Bank Discount Notes, Disc. Notes(d)	Aaa	1.19%	07/16/04	600	599,707
Federal National Mortgage Association, Disc. Notes(d)	Aaa	1.51%	09/30/04	900	896,644
United States Treasury Bills(d)	Aaa	1.16%	09/02/04	245	244,478
United States Treasury Bills(d)	Aaa	1.31%	09/16/04	25	24,933

					1,765,762

TOTAL SHORT-TERM INVESTMENTS (cost $14,292,400)					14,292,603

TOTAL INVESTMENTS BEFORE OUTSTANDING OPTIONS WRITTEN (cost $248,745,236; Note 6)					249,364,876

OUTSTANDING OPTIONS WRITTEN(e)				Contracts
Call Options
United States Treasury Notes 10Yr Futures, expiring 8/27/04@ $115 (premium received $19,380)				41	(1,281)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 98.3% (cost $248,725,856; Note 6)					249,363,595
UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS(h)					14,764
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 1.7%					4,222,829

NET ASSETS — 100.0%					$253,601,188

SEE NOTES TO FINANCIAL STATEMENTS.

B34

SP PIMCO HIGH YIELD PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

The following abbreviations are used in portfolio descriptions:

NR	Not Rated by Moody’s or Standard & Poor’s

(a)	Represents issuer in default on interest payments, non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $4,646,130 due 7/1/04. The value of the collateral including accrued interest was $4,828,178. Collateralized by United States Treasury or federal agency obligations.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.

(d)	Rate quoted represents yield-to-maturity as of purchase date.

(e)	Non-income producing security.

(f)	Standard & Poor’s rating.

(g)	Loan Participation Agreements

(h)	Outstanding forward foreign currency contract as of June 30, 2004 was as follows:

Forward Foreign Currency Contract	Value at Settlement Date	Value at June 30, 2004	Unrealized Appreciation
Sold:
Euro expiring 7/20/04	$1,267,387	$1,252,623	$14,764

SEE NOTES TO FINANCIAL STATEMENTS.

B35

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 67.7% LONG-TERM BONDS — 67.7%	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
ASSET BACKED SECURITIES — 0.5%
AmeriQuest Mortgage Securities, Inc., Series 2004-X2, Cl. A1(b)	Aaa	1.29%	06/25/34	$4,600	$4,591,204
Block Mortgage Finance, Inc., Series 1998-2(b)	Aaa	1.28%	08/25/28	58	57,728
Brazos Student Loan Finance Corp., Series 1998-A(b)	Aaa	2.02%	06/01/23	270	273,361
First Nationwide Trust, Series 2001-4	AAA(c)	8.50%	09/25/31	30	30,598

					4,952,891

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
Banc of America Mortgage Securities, Series 2004-2	Aaa	6.50%	10/25/31	771	786,084
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-05(b)	Aaa	5.98%	06/25/32	651	654,428
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11(b)	Aaa	5.64%	02/25/33	1,012	1,015,679
Countrywide Home Loans, Series 2002-7(b)	Aaa	5.48%	05/19/32	197	202,947
Federal Home Loan Mortgage Corp., Series 2535	AAA(c)	5.00%	09/15/16	3,108	3,167,370
Federal National Mortgage Association, Series 2001-29	AAA(c)	6.50%	07/25/31	364	376,487
Government Lease Trust, Series 1999-C1A	NR	4.00%	05/18/11	1,500	1,385,214
Government National Mortgage Association, Series 2000-14(b)	Aaa	1.75%	02/16/30	61	61,321
Homeside Mortgage Securities Trust, Series 2001-1(b)	Aaa	1.34%	01/20/27	116	115,448
Indymac Arm Trust, Series 2001-H2(b)	Aaa	6.41%	01/25/32	38	38,147
Master Asset Securitization Trust, Series 2003-7	AAA(c)	5.50%	09/25/33	4,343	4,241,361
Mellon Residental Funding Corp., Series 1999-TBC2(b)	AAA(c)	2.768%	07/25/29	73	73,196
Mortgage Capital Funding, Inc., Series 1996-MC1	AAA(c)	7.90%	02/15/06	209	221,668
Residential Funding Mortgage Securities I, Series 2003-S9	Aaa	6.50%	03/25/32	1,500	1,523,294
Structured Asset Mortgage Investments, Inc., Series 1999-1(b)	AAA(c)	6.49%	06/25/29	71	72,622
Washington Mutual, Inc., Series 2002-AR2(b)	Aaa	3.06%	02/27/34	2,058	2,058,331
Washington Mutual, Inc., Series 2003-AR1(b)	Aaa	5.42%	02/25/33	838	847,824

					16,841,421

CORPORATE BONDS — 10.4%
Airlines
United Air Lines, Inc., Pass-Through Certs. Series A-4(a)	NR	9.21%	01/21/17	200	80,480

Auto – Cars & Trucks — 0.4%
DaimlerChrysler North America Holdings	A3	7.40%	01/20/05	3,480	3,574,207

Financial Services — 5.9%
AIG Sunamerica, M.T.N.	Aaa	1.20%	01/26/05	652,000	6,014,187
Citigroup, Inc.	Aa1	1.275%	12/28/04	24,000	221,113
European Investment Bank, M.T.N.	Aaa	0.875%	11/08/04	333,000	3,060,981
Ford Motor Credit Co.	BBB-(c)	6.70%	07/16/04	4,000	4,005,712
General Motors Acceptance Corp.	A3	6.875%	09/15/11	2,500	2,563,242
General Motors Acceptance Corp., M.T.N.(b)	A3	1.47%	07/21/04	1,000	999,804
General Motors Acceptance Corp., M.T.N.(b)	A3	2.37%	10/20/05	2,600	2,621,107
International Bank	Aaa	4.75%	12/20/04	370,000	3,463,823
Morgan Stanley Warehouse Facilities	NR	1.39%	07/06/05	29,800	29,800,578
PEMEX Master Trust	Baa1	7.375%	12/15/14	300	306,000
PEMEX Master Trust	Baa1	8.625%	02/01/22	500	520,000
PEMEX Master Trust	Baa1	9.125%	10/13/10	2,000	2,290,000

					55,866,547

Metals & Mining — 0.4%
Alcan Corp.(b)	Baa1	1.37%	12/08/04	4,000	3,999,604

Oil & Gas — 0.5%
El Paso Corp.	Caa1	7.00%	05/15/11	200	175,000
El Paso Energy Corp., M.T.N.	Caa1	7.75%	01/15/32	2,240	1,797,600
El Paso Energy Corp., M.T.N.	Caa1	7.80%	08/01/31	1,250	1,003,125
Petroleos Mexicanos, (Mexico)	Baa1	9.25%	03/30/18	1,700	1,891,250

					4,866,975

Telecommunications — 1.3%
AT&T Corp.(f)	Baa2	8.05%	11/15/11	500	513,362
Qwest Capital Funding, Inc.	Caa2	7.25%	02/15/11	200	171,000

SEE NOTES TO FINANCIAL STATEMENTS.

B36

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
Telecommunications (cont’d.)
Qwest Corp.	Ba3	9.125%	03/15/12	$1,650	$1,782,000
SBC Communications, Inc.	A1	4.206%	06/05/05	9,100	9,240,959

					11,707,321

Utility – Electric — 1.6%
Entergy Gulf States, Inc.(b)	Baa3	2.43%	06/18/07	3,500	3,507,172
Pacific Gas & Electric Corp.(b)	Baa2	2.30%	04/03/06	4,400	4,402,653
PP&L Capital Funding, Inc., Series C, M.T.N.	Baa3	7.75%	04/15/05	2,300	2,383,736
PPL Capital Funding, Inc., Trust I	Ba1	7.29%	05/18/06	4,400	4,619,516

					14,913,077

Waste Management — 0.3%
Waste Management, Inc.	Baa3	7.00%	10/15/06	2,775	2,981,743

TOTAL CORPORATE BONDS (cost $98,113,841)					97,989,954

FOREIGN GOVERNMENT BONDS — 14.3%
Federal Republic of Brazil, (Brazil)(b)	B2	2.0625%	04/15/06	1,120	1,102,528
Federal Republic of Brazil, (Brazil)(b)	B2	2.125%	04/15/09	206	186,846
Federal Republic of Brazil, (Brazil)	B2	8.00%	04/15/14	7,037	6,451,877
Federal Republic of Brazil, (Brazil)	B2	11.00%	08/17/40	4,600	4,310,200
Federal Republic of France, (France)	Aaa	5.00%	04/25/12	5,700	7,340,598
Federal Republic of Germany, (Germany)	Aaa	3.75%	01/04/09	19,000	23,347,515
Federal Republic of Germany, (Germany)	Aaa	4.50%	01/04/13	650	807,825
Federal Republic of Germany, (Germany)	Aaa	5.25%	01/04/11	25,000	32,743,096
Federal Republic of Italy, (Italy)	Aa2	5.00%	12/15/04	134,000	1,255,079
Federal Republic of Panama, (Panama)	Ba1	8.25%	04/22/08	1,800	1,944,000
Federal Republic of Panama, (Panama)	Ba1	8.875%	09/30/27	750	727,500
Federal Republic of Peru, (Peru)	Ba3	9.125%	01/15/08	500	542,500
Federal Republic of Peru, (Peru)	Ba3	9.875%	02/06/15	2,500	2,612,500
Russian Federation, (Russia)	Baa3	5.00%	03/31/30	4,350	3,978,075
United Kingdom Treasury Stock, (United Kingdom)	Aaa	5.00%	09/07/14	20,400	36,340,575
United Kingdom Treasury Stock, (United Kingdom)	Aaa	5.75%	12/07/09	4,100	7,676,998
United Mexican States, (Mexico)	Baa2	5.875%	01/15/14	3,875	3,723,875

					135,091,587

MUNICIPAL BONDS — 3.0%
Chicago, IlI., G.O., Proj. & Ref., Ser. A, M.B.I.A.	Aaa	5.00%	01/01/41	300	288,102
Clark Cnty. Nev., Bond Bank, G.O., M.B.I.A.	Aaa	5.00%	06/01/32	3,000	2,929,290
Dallas, TX Indpt. Sch. Dist.	Aaa	5.00%	02/15/21	2,000	2,033,480
Georgia St., Rd. & Thrwy. Auth. Rev.	Aaa	5.00%	03/01/21	700	720,069
Golden St. Tobacco Securitization Corp., Ser. 2003-A-1	Baa3	6.25%	06/01/33	2,500	2,240,325
Golden St. Tobacco Securitization Corp., Ser. 2003-A-1	Baa3	6.75%	06/01/39	2,000	1,781,640
Illinois St., G.O., Taxable Pension	Aa3	5.10%	06/01/33	4,900	4,365,851
Massachusetts St. Wtr. Res. Auth., Ser. J, F.S.A.	Aaa	5.00%	08/01/32	2,500	2,455,450
North East Indpt. Sch. Dist., Texas, G.O.	Aaa	5.00%	08/01/29	1,000	977,590
Salt River Proj., Ariz., Agricultural Impvt. & Pwr. Dist. Elec. Sys. Rev., Ser. B	Aa2	4.75%	01/01/32	2,000	1,880,220
South Carolina St. Hwy., Ser. B	Aaa	5.00%	04/01/17	2,000	2,100,080
Tobacco Settlement Fin. Corp., NJ	Baa3	6.375%	06/01/32	2,000	1,813,560
Tobacco Settlement Fin. Corp., NY, Asset Bkd., Ser. A-1	NR	5.50%	06/01/15	2,000	2,116,680
Tobacco Settlement Fin. Corp., RI, Asset Bkd., Ser. A	Baa3	6.25%	06/01/42	400	324,848
Tobacco Settlement Fin. Corp., RI, Ser. A	Baa3	6.125%	06/01/32	1,205	1,030,841
Triborough Bridge & Tunnel Auth., NY, Rev., Rfdg., Ser. B	Aa3	5.00%	11/15/32	1,860	1,813,091

					28,871,117

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 20.3%
United States Treasury Bonds		5.375%	02/15/31	1,515	1,527,961
United States Treasury Bonds		7.50%	11/15/16	6,450	7,951,386
United States Treasury Bonds		8.125%	08/15/19	150	196,453

SEE NOTES TO FINANCIAL STATEMENTS.

B37

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM BONDS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
U.S. GOVERNMENT & AGENCY OBLIGATIONS (cont’d.)
United States Treasury Notes		1.625%	04/30/05	$18,900	$18,846,853
United States Treasury Notes		2.00%	01/15/14	20,245	20,125,048
United States Treasury Notes		3.375%	01/15/07	178	190,632
United States Treasury Notes		4.875%	02/15/12	88,500	91,403,862
United States Treasury Notes		5.00%	08/15/11	31,750	33,145,254
United States Treasury Strip I/O		zero	02/15/15-02/15/22	41,950	17,500,657
United States Treasury Strip P/O		zero	02/15/23	3,200	1,121,559

					192,009,665

U.S. GOVERNMENT MORTGAGE BACKED SECURITIES — 17.4%
Federal National Mortgage Association(b)		4.158%	05/01/36	174	179,977
Federal National Mortgage Association		4.50%	06/01/33-09/01/33	11,265	10,550,275
Federal National Mortgage Association(b)		4.80%	12/01/36	4,165	4,301,866
Federal National Mortgage Association		5.00%	12/01/18-02/01/19	979	982,231
Federal National Mortgage Association		5.00%	TBA	73,500	70,973,437
Federal National Mortgage Association		5.50%	TBA	3,000	3,060,234
Federal National Mortgage Association		5.936%	11/01/11	973	1,029,072
Federal National Mortgage Association		6.00%	04/01/16-01/01/23	4,562	4,750,711
Government National Mortgage Association(b)		4.375%	04/20/25-05/20/25	120	120,600
Government National Mortgage Association		4.50%	09/15/33	60	56,588
Government National Mortgage Association(b)		4.75%	08/20/24-08/20/27	379	384,933
Government National Mortgage Association		5.00%	TBA	70,000	67,812,500
Government National Mortgage Association		9.00%	07/15/30-10/15/30	16	17,970

					164,220,394

TOTAL LONG-TERM BONDS					639,977,029

WARRANTS(j)			Expiration Date	Shares
Mexico Value, Ser. B			06/30/05	1,000	20,000
Mexico Value, Ser. D			06/30/06	1,000	20,000
Mexico Value, Ser. E			06/30/07	1,000	16,500

TOTAL WARRANTS					56,500

TOTAL LONG-TERM INVESTMENTS (cost $644,005,456)					640,033,529

SHORT-TERM INVESTMENTS — 54.9%			Maturity Date	Principal Amount (000)
OTHER CORPORATE OBLIGATIONS — 29.6%
Altria Group, Inc.	NR	1.83%	05/04/04	$7,000	7,000,000
Bank of Ireland Governor & Co.	NR	1.255%	09/01/04	24,900	24,846,182
Bank of Ireland Governor & Co.	NR	1.28%	09/08/04	2,300	2,294,357
Barclays US Funding Corp.	NR	1.11%	08/26/04	8,900	8,884,633
Barclays US Funding Corp.	NR	1.28%	09/21/04	18,300	18,246,645
CDC Commercial Property Corp.	NR	1.25%	09/16/04	8,900	8,876,205
CDC Commercial Property Corp.	NR	1.27%	09/24/04	300	299,100
Danske Corp.	NR	1.07%	07/21/04	16,600	16,590,132
Danske Corp.	P1	1.26%	09/14/04	2,400	2,393,700
Danske Corp.	P1	1.27%	09/20/04	6,700	6,680,855
General Electric Capital Corp.	P1	1.14%	09/03/04	24,800	24,749,739
General Electric Capital Corp.	P1	1.27%	09/01/04	2,400	2,394,750
HBOS Treasury Services PLC	NR	1.00%	07/16/04	100	99,956
HBOS Treasury Services PLC	NR	1.08%	07/22/04	100	99,937
Nestle Capital Corp.	NR	1.24%	09/14/04	24,600	24,536,450
Rabobank USA Financial Corp.	NR	1.05%	07/06/04	500	499,927
Rabobank USA Financial Corp.	NR	1.11%	08/23/04	2,300	2,296,242
Rabobank USA Financial Corp.	NR	1.21%	09/07/04	9,000	8,979,430

SEE NOTES TO FINANCIAL STATEMENTS.

B38

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

SHORT-TERM INVESTMENTS (Continued)	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 2)
OTHER CORPORATE OBLIGATIONS (cont’d.)
Rabobank USA Financial Corp.	NR	1.24%	09/13/04	$15,500	$15,460,492
Rabobank USA Financial Corp.	NR	1.39%	07/01/04	1,000	1,000,000
Royal Bank Of Scotland	P1	1.07%	07/09/04	1,900	1,899,548
Royal Bank Of Scotland	P1	1.11%	08/25/04	100	99,830
Royal Bank Of Scotland	P1	1.135%	08/26/04	100	99,824
Shell Finance PLC	NR	1.24%	09/14/04	18,200	18,152,983
Svenska Handelsbanken	P1	1.09%	08/03/04	27,000	26,973,023
Svenska Handelsbanken	P1	1.295%	09/24/04	200	199,388
Total Fina	NR	1.42%	07/01/04	25,800	25,800,000
UBS Finance, Inc.	NR	1.055%	07/13/04	8,200	8,197,116
UBS Finance, Inc.	NR	1.42%	07/01/04	20,000	20,000,000
Westpac Capital Corp.	P1	1.03%	07/08/04	1,500	1,499,700

					279,150,144

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.5%
Federal Home Loan Bank(i)		1.271%	07/01/04	25,800	25,800,000
Federal Home Loan Mortgage Corp.(i)		1.322%	07/01/04	108,300	108,300,000
Federal National Mortgage Association(i)		1.271%	07/01/04	25,800	25,800,000
United States Treasury Bills(e)		1.135%	09/02/04	1,980	1,975,777
United States Treasury Bills(e)		1.142%	09/02/04	500	498,934
United States Treasury Bills(e)		1.175%	09/02/04	1,750	1,746,267
United States Treasury Bills(e)		1.187%	09/02/04	170	169,637
United States Treasury Bills(e)		1.19%	09/16/04	700	698,128
United States Treasury Bills(e)		1.22%	09/16/04	500	498,663
United States Treasury Bills(e)		1.23%	09/16/04	800	797,895
United States Treasury Bills(e)		1.248%	09/16/04	1,600	1,595,722
United States Treasury Bills(e)		1.257%	09/16/04	280	279,251
United States Treasury Bills(e)		1.26%	09/16/04	280	279,251
United States Treasury Bills(e)(i)		0.8845%	09/16/04	10,745	10,716,268
United States Treasury Bills(e)(i)		1.641%	09/02/04	5,400	5,388,482

					184,544,275

REPURCHASE AGREEMENT — 5.8%
State Street Bank & Trust Co.,(d) (cost $54,870,924)		.50%	07/01/04	54,871	54,870,924

TOTAL SHORT-TERM INVESTMENTS (cost $518,563,868)					518,565,343

OUTSTANDING OPTIONS PURCHASED — 0.2%				Contracts/ Notional (000)
Call Options — 0.1%
Swap Option 3 month LIBOR, expiring 4/27/09 @ $5.75				9,800	390,148
Swap Option 3 month LIBOR, expiring 5/2/08 @ $5.75				7,800	319,667

					709,815

Put Options — 0.1%
Euro Futures, expiring 12/13/04 @ $94.75				30,000	750
Euro Futures, expiring 12/13/04 @ $95.25				43,750	1,094
Euro Futures, expiring 3/1/05 @ $93.25				350	875
Swap Option 3 month LIBOR, expiring 4/27/09 @ $6.25				13,100	854,356
Swap Option 3 month LIBOR, expiring 5/2/08 @ $6.25				4,500	290,547

					1,147,622

TOTAL PURCHASED OPTIONS (cost $2,178,270)					1,857,437

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT — 122.8% (cost $1,164,747,594; Note 6)					1,160,456,309

OUTSTANDING OPTIONS WRITTEN(a) — (0.2%)
Call Options — (0.1%)
Swap Option 3 month LIBOR, expiring 1/7/05 @ $5.0				11,500	(197,938)
Swap Option 3 month LIBOR, expiring 10/7/04 @ $4.0				6,200	(316)

SEE NOTES TO FINANCIAL STATEMENTS.

B39

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

	Interest Rate	Maturity Date	Contracts/ Notional (000)	Value (Note 2)
Call Options (cont’d.)
Swap Option 3 month LIBOR, expiring 10/7/04 @ $4.0			12,800	$(653)
Swap Option 3 month LIBOR, expiring 7/3/06 @ $4.0			35,300	(106,430)
Swap Option 3 month LIBOR, expiring 9/23/05 @ $4.0			59,200	(149,598)
United States Treasury 10 Yr. Notes, expiring 8/27/04 @ $115.0			578	(18,062)

				(472,997)

Put Options — (0.1%)
Swap Option 3 month LIBOR, expiring 1/7/05 @ $7.0			3,500	(1,376)
Swap Option 3 month LIBOR, expiring 1/7/05 @ $7.0			8,000	(3,144)
Swap Option 3 month LIBOR, expiring 10/7/04 @ $6.0			6,200	(13,026)
Swap Option 3 month LIBOR, expiring 10/7/04 @ $6.0			12,800	(26,880)
Swap Option 3 month LIBOR, expiring 7/3/06 @ $6.0			35,300	(873,004)
Swap Option 3 month LIBOR, expiring 9/23/05 @ $7.0			59,200	(277,352)
United States Treasury 10 Yr. Notes, expiring 11/26/04 @ $103.0			332	(150,438)

				(1,345,220)

TOTAL OUTSTANDING OPTIONS WRITTEN (premium received $(5,584,387)				(1,818,217)

INVESTMENTS SOLD SHORT — (25.3%)			Principal Amount (000)
U.S. Government & Agency Obligations
Federal National Mortgage Association	5.00%	TBA	$3,000	(3,061,875)
Federal National Mortgage Association	5.50%	TBA	13,200	(13,497,000)
Federal National Mortgage Association	6.00%	TBA	37,500	(38,273,437)
United States Treasury Notes	3.00%	11/15/07	6,300	(6,240,446)
United States Treasury Notes	3.625%	05/15/13	62,400	(58,417,133)
United States Treasury Notes	3.875%	02/15/13	56,600	(54,108,298)
United States Treasury Notes	4.00%	11/15/12-02/15/14	62,800	(60,273,116)
United States Treasury Notes	4.375%	05/15/07	5,500	(5,684,767)

TOTAL INVESTMENTS SOLD SHORT (proceeds received $236,056,414)				(239,556,072)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND INVESTMENTS SOLD SHORT — 97.3% (cost $923,106,793)				919,082,020

UNREALIZED APPRECIATION ON FORWARD FOREIGN CURRENCY CONTRACTS(h)				465,875
VARIATION MARGIN ON OPEN FUTURES CONTRACTS(g)				2,042,465
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES — 2.5%				23,570,759

NET ASSETS — 100.0%				$945,161,119

The following abbreviations are used in portfolio descriptions:

F.S.A.	Financial Security Assurance
GO	General Obligation
I/O	Interest Only
M.B.I.A.	Municipal Bond Insurance Association
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
P/O	Principal Only
TBA	Securities purchased on a forward commitment basis

(a)	Represents issuer in default on interest payments, non-income producing security.

(b)	Variable rate instrument.

(c)	Standard & Poor’s rating.

(d)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $54,871,686 due 7/1/04. The value of the collateral including accrued interest was $56,533,950. The collateral consists of United States Treasury or Federal Agency Obligations.

(e)	Security segregated as collateral for futures contracts and swap options.

(f)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.

SEE NOTES TO FINANCIAL STATEMENTS.

B40

SP PIMCO TOTAL RETURN PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

(g)	Open futures contracts as of June 30, 2004 were as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation/ (Depreciation)
Long Positions:
194	Euribor	Dec 04	$57,638,556	$57,594,300	$(44,256)
17	Euribor	Jun 05	5,050,801	5,021,328	(29,473)
25	Euribor	Jun 05	380	0	(380)
100	Euribor	Dec 04	1,521	0	(1,521)
338	German 5 Yr Fed Bonds	Sep 04	45,302,573	45,358,419	55,846
106	LIBOR	Dec 04	22,937,371	22,776,967	(160,404)
60	LIBOR	Mar 05	13,103,193	12,879,021	(224,172)
162	LIBOR	Sep 04	1,836	0	(1,836)
50	LIBOR	Dec 04	567	0	(567)
40	Euribor	Dec 04	453	0	(453)
62	UK Treasury Bonds	Sep 04	11,809,154	11,898,081	88,927
23	Eurodollars	Mar 09	5,421,100	5,419,950	(1,150)
23	Eurodollars	Dec 08	5,426,563	5,424,263	(2,300)
23	Eurodollars	Jun 08	5,440,075	5,435,763	(4,312)
23	Eurodollars	Sep 08	5,432,888	5,429,725	(3,163)
77	Eurodollars	Dec 04	18,927,388	18,765,863	(161,525)
140	Eurodollars	Jun 05	33,959,234	33,820,500	(138,734)
23	Eurodollars	Sep 05	5,549,325	5,537,250	(12,075)
54	Eurodollars	Dec 05	12,995,775	12,961,350	(34,425)
344	Eurodollars	Mar 05	83,432,900	83,445,800	12,900
50	Eurodollars	Jun 07	11,888,828	11,874,375	(14,453)
2,071	U.S. Treasury 10 Yr Notes	Sep 04	224,728,432	226,418,547	1,690,115
1,012	U.S. Treasury 5 Yr Notes	Sep 04	109,431,643	109,991,750	560,107

					1,572,696
Short Positions:
307	German 10 Yr Fed Bonds	Sep 04	42,078,480	42,262,835	(184,355)
86	Eurodollars	Jun 05	20,787,268	20,775,450	11,818
255	U.S. Treasury Bonds	Sep 04	26,619,203	27,125,625	(506,422)

					(678,959)

					$893,737

(h)	Outstanding forward foreign currency contracts as of June 30, 2004 were as follows:

Forward Foreign Currency Contract	Value at Settlement Date	Value at June 30, 2004	Unrealized Appreciation/ Depreciation
Sold:
Eurodollars expiring 7/20/04	$38,678,137	$38,235,420	$442,717
Pound Sterling expiring 7/28/04	13,888,841	13,849,048	39,793
Japenses Yen expiring 7/21/04	2,895,513	2,912,147	(16,635)

			$465,875

(i)	Rate quoted represents yield-to-maturity as of purchase date.

(j)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

B41

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 96.1%		Value (Note 2)
COMMON STOCKS	Shares
Biotechnology — 6.3%
Celgene Corp.(a)(b)	17,100	$979,146
Gilead Sciences, Inc.(a)	23,300	1,561,100
ImClone Systems, Inc.(a)(b)	33,600	2,882,544
MedImmune, Inc.(a)	19,900	465,660
OSI Pharmaceuticals, Inc.(a)	9,100	641,004
Transkaryotic Therapies, Inc.(a)	14,200	212,432

		6,741,886

Capital Markets — 2.9%
Bear Stearns Cos., Inc. (The)(b)	9,700	817,807
Eaton Vance Corp.	27,400	1,046,954
Legg Mason, Inc.(b)	11,100	1,010,211
National Financial Partners Corp.	4,700	165,769

		3,040,741

Commercial Services & Supplies — 5.2%
Apollo Group, Inc. (Class “A” Stock)(a)(b)	15,000	1,324,350
ChoicePoint, Inc.(a)	38,400	1,753,344
CoStar Group, Inc.(a)	16,000	734,880
Monster Worldwide, Inc.(a)(b)	65,000	1,671,800

		5,484,374

Communications Equipment — 3.8%
Avaya, Inc.(a)	29,300	462,647
Comverse Technology, Inc.(a)(b)	136,600	2,723,804
JDS Uniphase Corp.(a)(b)	126,300	478,677
Qualcomm, Inc.	4,600	335,708

		4,000,836

Computers & Peripherals — 2.0%
Apple Computer, Inc.(a)	38,100	1,239,774
Lexmark International, Inc. (Class “A” Stock)(a)	9,300	897,729

		2,137,503

Diversified Financial Services — 1.0%
Chicago Merchantile Exchange (The)(b)	7,600	1,097,212

Electronic Equipment & Instruments — 7.6%
Agilent Technologies, Inc.(a)	28,100	822,768
Amphenol Corp. (Class “A” Stock)(a)	50,800	1,692,656
CDW Corp.	14,600	930,896
Symbol Technologies, Inc.	139,800	2,060,652
Waters Corp.(a)(b)	54,300	2,594,454

		8,101,426

Energy Equipment & Services — 2.4%
BJ Services Co.(a)	16,500	756,360
ENSCO International, Inc.(b)	36,200	1,053,420
National-Oilwell, Inc.(a)	23,700	746,313

		2,556,093

Healthcare Equipment & Supplies — 2.6%
Alcon, Inc.(b)	12,100	951,665
INAMED Corp.(a)	11,750	738,488
Kinetic Concepts Inc.(a)	20,800	1,037,920

		2,728,073

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Healthcare Providers & Services — 4.5%
Caremark Rx, Inc.(a)	37,100	$1,222,074
Covance, Inc.(a)	26,000	1,003,080
Dendrite International, Inc.(a)	32,500	603,850
McKesson Corp.	28,900	992,137
WebMD Corp.(a)(b)	106,900	996,308

		4,817,449

Hotels, Restaurants & Leisure — 3.6%
Gaylord Entertainment Co.(a)	32,400	1,017,036
MGM Mirage(a)	35,000	1,642,900
Wynn Resorts, Ltd.(a)(b)	29,900	1,155,037

		3,814,973

Household Durables — 0.8%
Harman International Industries, Inc.(b)	9,500	864,500

Internet & Catalog Retail — 1.1%
InterActiveCorp(a)(b)	38,853	1,171,029

Internet Software & Services — 8.3%
Akamai Technologies, Inc.(a)(b)	79,300	1,423,435
Ask Jeeves, Inc.(a)(b)	16,400	640,092
DoubleClick, Inc.(a)(b)	146,600	1,139,082
RealNetworks, Inc.(a)	115,900	792,756
SkillSoft PLC, ADR (Ireland)(a)	67,800	515,280
VeriSign, Inc.(a)	72,700	1,446,730
Yahoo!, Inc.(a)(b)	79,900	2,902,767

		8,860,142

IT Services — 5.1%
CheckFree Corp.(a)(b)	67,000	2,010,000
CSG Systems International, Inc.(a)	31,400	649,980
Fiserv, Inc.(a)(b)	48,100	1,870,609
SunGard Data Systems, Inc.(a)(b)	36,300	943,800

		5,474,389

Machinery — 0.5%
Pall Corp.	18,400	481,896

Media — 0.6%
Univision Communications, Inc. (Class “A” Stock)(a)(b)	21,100	673,723

Oil & Gas — 2.4%
Evergreen Resources, Inc.(a)	21,200	856,480
Nexen, Inc.	42,600	1,662,252

		2,518,732

Pharmaceuticals — 6.8%
Allergan, Inc.	9,500	850,440
Biovail Corp. (Canada)(a)(b)	67,300	1,277,354
Elan Corp. PLC, ADR (Ireland)(a)(b)	41,800	1,034,132
Impax Laboratories, Inc.(a)	55,300	1,071,714
IVAX Corp.(a)	45,100	1,081,949
Medicis Pharmaceutical Corp. (Class “A” Stock)(b)	22,600	902,870
Sepracor, Inc.(a)(b)	19,700	1,042,130

		7,260,589

SEE NOTES TO FINANCIAL STATEMENTS.

B42

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Road & Rail — 0.9%
Sirva, Inc.(a)	40,900	$940,700

Semiconductors & Semiconductor Equipment — 6.3%
Altera Corp.(a)	43,700	971,014
International Rectifier Corp.(a)(b)	47,100	1,950,882
Marvell Technology Group, Ltd.(a)(b)	50,400	1,345,680
Maxim Integrated Products, Inc.	26,600	1,394,372
National Semiconductor Corp.(a)	46,000	1,011,540

		6,673,488

Software — 13.8%
Adobe Systems, Inc.	16,800	781,200
Amdocs, Ltd. (United Kingdom)(a)	84,200	1,972,806
Check Point Software Technologies, Ltd.(a)(b)	53,400	1,441,266
Cognos, Inc.(a)	27,300	987,168
Electronic Arts, Inc.(a)	48,200	2,629,310
Intuit, Inc.(a)(b)	26,700	1,030,086
Mercury Interactive Corp.(a)(b)	41,500	2,067,945
Network Associates, Inc.(a)(b)	109,000	1,976,170
Salesforce.com, Inc.(a)	3,300	53,031
Symantec Corp.(a)	17,700	774,906
TIBCO Software, Inc.(a)	119,800	1,012,310

		14,726,198

Specialty Retail — 4.3%
Chico’s FAS, Inc.(a)(b)	23,500	1,061,260
Linens ‘n Things, Inc.(a)	41,400	1,213,434
PETCO Animal Supplies, Inc.(a)	21,400	689,294
Weight Watchers International, Inc.(a)(b)	41,600	1,628,224

		4,592,212

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Trading Companies & Distributors — 1.7%
Fastenal Co.(b)	14,900	$846,767
MSC Industrial Direct Co., Inc.(b)	28,700	942,508

		1,789,275

Wireless Telecommunication Services — 1.6%
Alamosa Holdings, Inc.(a)(b)	88,400	649,740
Nextel Partners, Inc. (Class “A” Stock)(a)(b)	67,500	1,074,600

		1,724,340

TOTAL LONG-TERM INVESTMENTS (cost $95,051,519)		102,271,779

SHORT-TERM INVESTMENT — 47.4%
Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $50,440,552; Note 4)	50,440,552	50,440,552

TOTAL INVESTMENTS — 143.5% (cost $145,492,071; Note 6)		152,712,331
LIABILITIES IN EXCESS OF OTHER ASSETS — (43.5)%		(46,308,410)

NET ASSETS — 100%		$106,403,921

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Portion of securities on loan with an aggregate market value of $44,618,896; cash collateral of $46,062,957 was received with which the portfolio purchased securities.

SEE NOTES TO FINANCIAL STATEMENTS.

B43

SP STATE STREET RESEARCH SMALL CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 97.9%		Value (Note 2)
COMMON STOCKS	Shares
Apparel — 0.6%
Hot Topic, Inc.(a)	44,400	$909,756

Banking — 5.3%
CapitalSource, Inc.(a)	38,300	936,435
East West Bancorp, Inc.	64,700	1,986,290
Greenhill & Co., Inc.(a)	10,500	219,555
South Financial Group, Inc.	65,300	1,850,602
Southwest Bancorp of Texas, Inc.	36,600	1,614,792
UCBH Holdings, Inc.	31,900	1,260,688

		7,868,362

Building & Construction — 1.7%
Trex Company, Inc.(a)	68,900	2,600,975

Computer Software & Services — 4.8%
Embarcadero Techologies, Inc.(a)	95,400	1,179,144
Epicor Software Corp.(a)	98,400	1,382,520
Mobility Electronics, Inc.(a)	91,900	773,798
Quest Software, Inc.(a)	130,000	1,677,000
Silicon Storage Technology, Inc.(a)	71,800	739,540
SkillSoft PLC, ADR (Ireland)(a)	186,500	1,417,400

		7,169,402

Consulting — 0.8%
LECG Corp.(a)	69,000	1,194,390

Diversified Manufacturing Operations — 0.7%
ESCO Technologies, Inc.(a)	18,900	1,008,504

Education — 7.0%
Career Education Corp.(a)	62,500	2,847,500
Corinthian Colleges, Inc.(a)	177,100	4,381,454
Laureate Education, Inc.(a)	85,000	3,250,400

		10,479,354

Electronics — 6.8%
Aeroflex, Inc.(a)	232,200	3,327,426
Avocent Corp.(a)	68,600	2,520,364
Harman International Industries, Inc.	20,300	1,847,300
Varian Semiconductor Equipment Associates, Inc.(a)	65,800	2,537,248

		10,232,338

Electronic Components — 6.8%
Integrated Silicon Solution, Inc.(a)	153,800	1,877,898
International Rectifier Corp.(a)	67,600	2,799,992
KEMET Corp.(a)	121,300	1,482,286
MKS Instruments, Inc.(a)	116,900	2,667,658
ON Semiconductor Corp.(a)	267,200	1,341,344

		10,169,178

Financial Services — 4.0%
Affiliated Managers Group, Inc.(a)	57,800	2,911,386
Commercial Capital Bancorp, Inc.(a)	60,400	1,049,148
Jeffries Group, Inc.	29,300	905,956
Nelnet, Inc. (Class “A” Stock)(a)	62,600	1,111,150

		5,977,640

Gaming — 5.4%
Boyd Gaming Corp.	93,000	2,471,010
Pinnacle Entertainment, Inc.(a)	172,200	2,171,442
Shuffle Master, Inc.(a)	21,600	784,296
Station Casinos, Inc.	53,600	2,594,240

		8,020,988

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Health Services — 8.9%
AMERIGROUP Corp.(a)	38,400	$1,889,280
AmSurg Corp.(a)	40,500	1,017,765
Cerner Corp.(a)	42,300	1,885,734
Dyax Corp.(a)	74,400	874,200
Molina Healthcare, Inc.(a)	28,700	1,095,766
Psychiatric Solutions, Inc.(a)	85,700	2,136,501
Select Medical Corp.	92,700	1,244,034
United Surgical Partners International, Inc.(a)	79,700	3,145,759

		13,289,039

Index Fund — 1.4%
iShares Russell 2000 Growth Fund	17,504	2,065,297

Insurance — 0.7%
Bristol West Holdings, Inc.	58,100	1,056,839

Internet Services — 5.6%
Ask Jeeves, Inc.(a)	37,500	1,463,625
Autobytel, Inc.(a)	132,200	1,200,376
eCollege. Com, Inc.(a)	133,500	2,136,000
Jupitermedia Corp.(a)	36,900	522,504
Loudeye Corp.(a)	358,600	566,230
Opsware, Inc.(a)	181,400	1,436,688
SonicWALL, Inc.(a)	119,300	1,025,980

		8,351,403

Media — 1.4%
Citadel Broadcasting Corp.(a)	97,700	1,423,489
Entravision Communications Corp. (Class “A” Stock)(a)	92,400	709,632

		2,133,121

Medical Products — 13.8%
Abgenix, Inc.(a)	137,800	1,615,016
Alkermes, Inc.(a)	98,900	1,345,040
Animas Corp.(a)	43,600	813,140
Cutera, Inc.(a)	85,000	1,155,150
Hi-Tech Pharmacal Co., Inc.(a)	14,900	243,466
ICOS Corp.(a)	63,400	1,891,856
INAMED Corp.(a)	27,600	1,734,660
Inveresk Research Group, Inc.(a)	52,900	1,631,436
Medicines Co. (The)(a)	68,800	2,099,088
MGI Pharma, Inc.(a)	29,000	783,290
Momenta Pharmaceuticals Inc.(a)	3,500	31,500
Nektar Therapeutics(a)	137,500	2,744,500
Onyx Pharmaceuticals, Inc.(a)	29,500	1,249,620
OSI Pharmaceuticals, Inc.(a)	14,100	993,204
Protein Design Labs, Inc.(a)	59,200	1,132,496
Respironics, Inc.(a)	21,000	1,233,750

		20,697,212

Metals & Mining — 1.8%
Arch Coal, Inc.	73,000	2,671,070

Oil & Gas Equipment & Services — 2.8%
Cal Dive International, Inc.(a)	48,600	1,473,552
Newpark Resources, Inc.(a)	234,700	1,455,140
WH Energy Services, Inc.(a)	62,700	1,228,920

		4,157,612

SEE NOTES TO FINANCIAL STATEMENTS.

B44

SP STATE STREET RESEARCH SMALL CAP GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Oil & Gas Exploration & Production — 2.6%
Newfield Exploration Co.(a)	17,100	$953,154
Patterson-UTI Energy, Inc.	33,900	1,132,599
Rowan Companies, Inc.(a)	72,100	1,754,193

		3,839,946

Retail — 1.3%
Aaron Rents, Inc.	5,000	165,700
Cost Plus, Inc.(a)	37,800	1,226,610
Linens ‘n Things, Inc.(a)	18,300	536,373

		1,928,683

Semiconductor Equipment — 8.1%
August Technology Corp.(a)	106,900	1,340,526
Cypress Semiconductor Corp.(a)	123,000	1,745,370
Helix Technology Corp.	108,400	2,312,172
Lam Research Corp.(a)	138,500	3,711,800
Mattson Technology, Inc.(a)	55,100	662,302
Sigmatel, Inc.(a)	78,600	2,284,116

		12,056,286

Telecommunication Equipment — 4.5%
American Tower Corp. (Class “A” Stock)(a)	160,300	2,436,560
Anaren, Inc.(a)	76,500	1,250,010
Carrier Access Corp.(a)	121,400	1,447,088
REMEC, Inc.(a)	124,400	786,208
SpectraLink Corp.	58,000	864,200

		6,784,066

Telecommunication Services — 1.1%
Western Wireless Corp. (Class “A” Stock)(a)	58,000	1,676,779

TOTAL LONG-TERM INVESTMENTS (cost $143,615,169)		146,338,240

SHORT-TERM INVESTMENTS — 4.1%	Principal Amount (000)	Value (Note 2)
COMMERCIAL PAPER
Goldman Sachs Group, Inc. 1.30%, 7/2/04	$2,210	$2,209,920
UBS Finance, Inc. 1.42%, 7/1/04	4,000	4,000,000

TOTAL SHORT-TERM INVESTMENTS (cost $6,209,920)		6,209,920

TOTAL INVESTMENTS — 102.0% (cost $149,825,089; Note 6)		152,548,160
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(3,020,258)

NET ASSETS — 100%		$149,527,902

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

B45

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 98.1%		Value (Note 2)
COMMON STOCKS	Shares
Biotechnology — 5.8%
Amgen, Inc.(a)	9,850	$537,515
Genentech, Inc.(a)	14,200	798,040
Gilead Sciences, Inc.(a)	18,700	1,252,900

		2,588,455

Communications Equipment — 5.7%
Cisco Systems, Inc.(a)	96,750	2,292,975
Corning, Inc.	18,100	236,386

		2,529,361

Computers & Peripherals — 2.8%
Dell, Inc.(a)	34,750	1,244,745

Consumer Finance — 2.8%
American Express Co.	24,100	1,238,258

Cosmetics & Toiletries — 1.0%
Avon Products, Inc.	9,250	426,795

Diversified Financial Services — 7.3%
Citigroup, Inc.	18,200	846,300
J.P. Morgan Chase & Co.	44,050	1,707,818
MBNA Corp.	27,000	696,330

		3,250,448

Electronic Equipment & Instruments — 2.9%
Agilent Technologies, Inc.(a)	44,400	1,300,032

Energy Equipment & Services — 3.5%
BJ Services Co.(a)	34,100	1,563,144

Health Care Equipment & Supplies — 1.7%
Boston Scientific Corp.(a)	17,500	749,000

Health Care Providers & Services — 6.4%
Caremark Rx, Inc.(a)	38,800	1,278,072
UnitedHealth Group, Inc.	18,150	1,129,837
Wellpoint Health Networks, Inc.(a)	3,750	420,038

		2,827,947

Hotels, Restaurants & Leisure — 2.7%
Starbucks Corp.(a)	28,000	1,217,440

Industrial Conglomerates — 4.7%
General Electric Co.	64,300	2,083,320

Insurance — 2.7%
American International Group, Inc.	16,700	1,190,376

Internet & Catalog Retail — 6.2%
eBay, Inc.(a)	29,975	2,756,201

Internet Services — 6.1%
Yahoo!, Inc.(a)	74,400	2,702,952

Media — 4.9%
E.W. Scripps Co. (Class “A” Stock)	6,450	677,250
Univision Communications, Inc. (Class “A” Stock)(a)	32,500	1,037,725
Viacom, Inc. (Class “B” Stock)	13,000	464,360

		2,179,335

Multi-line Retail — 1.8%
Wal-Mart Stores, Inc.	15,350	809,866

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Pharmaceuticals — 6.4%
Alcon, Inc.	10,900	$857,285
Eli Lilly & Co.	15,500	1,083,605
Pfizer, Inc.	27,150	930,702

		2,871,592

Semiconductors & Semiconductor Equipment — 11.5%
Intel Corp.	76,450	2,110,020
Marvell Technology Group Ltd. (Bermuda)(a)	42,600	1,137,420
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	92,556	769,142
Texas Instruments, Inc.	45,300	1,095,354

		5,111,936

Software — 6.7%
Electronic Arts, Inc.(a)	38,700	2,111,085
Symantec Corp.(a)	20,300	888,734

		2,999,819

Specialty Retail — 4.5%
Bed Bath & Beyond, Inc.(a)	24,400	938,180
Lowe’s Cos., Inc.	20,100	1,056,255

		1,994,435

TOTAL LONG-TERM INVESTMENTS (cost $38,421,788)		43,635,457

SHORT-TERM INVESTMENTS — 2.3%
Mutual Fund — 1.2%
Dryden Core Investment Fund — Taxable Money Market Series (cost $527,541; Note 4)	527,541	527,541

	Principal Amount (000)
Repurchase Agreement — 1.1%
State Street Bank & Trust Co., 0.50%, 7/1/04(b) (cost $479,243)	$479	479,243

TOTAL SHORT-TERM INVESTMENTS (cost $1,006,784)		1,006,784

TOTAL INVESTMENTS — 100.4% (cost $39,428,572; Note 6)		44,642,241
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(188,897)

NET ASSETS — 100%		$44,453,344

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $479,250 due 7/1/04. The value of the collateral including accrued interest was $500,021. Collateralized by United States Treasury or Federal Agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B46

SP TECHNOLOGY PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 97.0%		Value (Note 2)
COMMON STOCKS	Shares
Communications Equipment — 13.9%
Cisco Systems, Inc.(a)	37,700	$893,490
Corning, Inc.(a)	49,300	643,858
Juniper Networks, Inc.(a)	23,600	579,852
Motorola, Inc.	34,100	622,325
QUALCOMM, Inc.	9,200	671,416

		3,410,941

Computer Hardware — 10.5%
Dell, Inc.(a)	26,200	938,484
EMC Corp.(a)	33,200	378,480
Lexmark International, Inc.(a)	6,900	666,057
Network Appliance, Inc.(a)	28,000	602,840

		2,585,861

Computer Services — 2.5%
Automatic Data Processing, Inc.	14,700	615,636

Consulting Services — 1.7%
Accenture Ltd. (Class “A” Stock) (Bermuda)(a)	15,500	425,940

Electronic Components — 9.1%
AU Optronics Corp. ADR (Taiwan)	34,150	558,011
Microchip Technology, Inc.	19,900	627,646
STMicroelectronics NV ADR (Netherlands)	16,300	358,763
Xilinx, Inc.	20,800	692,848

		2,237,268

Internet Content — 6.1%
eBay, Inc.(a)	8,900	818,355
Yahoo!, Inc.(a)	18,500	672,105

		1,490,460

Internet Services — 2.0%
Check Point Software Technologies Ltd.(a)	18,000	485,820

Medical Products — 3.4%
Zimmer Holdings, Inc.(a)	9,400	829,080

Medical Technology — 6.4%
Amgen, Inc.(a)	7,600	414,732
Genentech, Inc.(a)	8,500	477,700
Teva Pharmaceutical Industries Ltd. ADR (Israel)	10,300	693,087

		1,585,519

Semiconductor Components — 12.9%
Broadcom Corp. (Class “A” Stock)(a)	11,500	537,855
Intel Corp.	18,400	507,840
Linear Technology Corp.	14,700	580,209
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	79,861	663,642
Texas Instruments, Inc.	14,200	343,356
United Microelectronics Corp. ADR (Taiwan)(a)	123,700	533,147

		3,166,049

Semiconductor Equipment — 2.2%
Applied Materials, Inc.(a)	17,500	343,350
KLA-Tencor Corp.(a)	3,800	187,644

		530,994

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Software — 19.1%
Adobe Systems, Inc.	14,700	$683,550
Cognos, Inc. (Canada)(a)	8,500	307,360
Electronic Arts, Inc.(a)	8,600	469,130
Mercury Interactive Corp.(a)	6,600	328,878
Microsoft Corp.	28,200	805,392
Oracle Corp.(a)	34,900	416,357
Red Hat, Inc.(a)	10,000	229,700
SAP AG, ADR (Germany)	13,600	568,616
Symantec Corp.(a)	20,100	879,978

		4,688,961

Telecommunication Equipment — 4.9%
Adtran, Inc.	16,200	540,594
Avaya, Inc.(a)	34,600	546,334
Comverse Technology, Inc.(a)	5,900	117,646

		1,204,574

Telecommunication Services — 2.3%
Amdocs Ltd. (Israel)(a)	24,700	578,721

TOTAL LONG-TERM INVESTMENTS (cost $23,261,049)		23,835,824

SHORT-TERM INVESTMENTS — 8.7%	Principal Amount (000)
Repurchase Agreement
State Street Bank & Trust Co., 0.50%, 7/1/04(b) (cost $2,141,707)	$2,142	2,141,707

TOTAL INVESTMENTS — 105.7% (cost $25,402,756; Note 6)		25,977,531
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(1,401,082)

NET ASSETS — 100%		$24,576,449

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(b)	Non-income producing security.

(b)	State Street Bank & Trust Company Repurchase Agreement, repurchase price $2,141,737 due 7/1/04. The value of the collateral including accrued interest was $2,194,415. Collateralized by United States Treasury or Federal Agency obligations.

SEE NOTES TO FINANCIAL STATEMENTS.

B47

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

LONG-TERM INVESTMENTS — 91.2%		Value (Note 2)
COMMON STOCKS	Shares
Australia — 2.1%
Macquarie Bank, Ltd.	146,400	$3,455,159
Toll Holdings, Ltd.	390,500	2,916,079

		6,371,238

Austria — 1.6%
Erste Bank der Oesterreichischen Sparkassen AG	31,400	4,931,983

Brazil — 1.1%
Banco Itau Holding Financeira SA	37,199,800	3,459,329

Canada — 7.0%
Alimentation Couche-Tard, Inc.(a)	76,900	1,340,409
Manulife Financial Corp.	236,300	9,526,023
Precision Drilling Corp.(a)	42,600	2,024,910
Research In Motion, Ltd.(a)	63,400	4,325,811
Shoppers Drug Mart Corp.(a)	54,600	1,360,164
Suncor Energy, Inc.	120,200	3,049,041

		21,626,358

France — 3.7%
Christian Dior SA	46,700	3,019,853
Hermes International	22,100	4,412,316
Sanofi-Synthelabo SA	62,800	3,980,733

		11,412,902

Germany — 6.1%
Bayerische Motoren Werke (BMW) AG(a)	136,300	6,031,216
Puma AG Rudolf Dassler Sport(a)	12,700	3,227,346
SAP AG	43,700	7,244,618
T-Online International AG(a)	202,100	2,303,942

		18,807,122

Greece — 2.3%
Coco-Cola Hellenic Bottling Co. SA	110,600	2,575,507
EFG Eurobank Ergasias	103,500	2,236,397
National Bank Of Greece SA	96,070	2,080,528

		6,892,432

Hong Kong — 2.3%
Esprit Holdings, Ltd.	556,000	2,487,807
Li & Fung, Ltd.	1,322,000	1,932,204
Techtronic Industries Co., Ltd.	1,694,000	2,703,954

		7,123,965

India — 1.5%
HDFC Bank, Ltd., ADR	50,200	1,348,372
Infosys Technologies, Ltd., ADR	36,400	3,376,828

		4,725,200

Indonesia — 0.3%
PT Unilever Indonesia Tbk	2,100,000	876,629

Ireland — 0.8%
Anglo Irish Bank Corp. PLC	152,400	2,382,615

Israel — 1.0%
Teva Pharmaceutical Industries, Ltd., ADR	46,200	3,108,798

COMMON STOCKS (Continued)	Shares	Value (Note 2)
Italy — 2.0%
Banco Popolare di Verona e Novara Scrl	264,500	$4,543,872
Merloni Elettrodomestici S.p.A.	83,000	1,474,336

		6,018,208

Japan — 22.8%
ASKUL Corp.	31,800	1,996,334
Canon, Inc.	167,000	8,800,348
Fast Retailing Co., Ltd.	44,600	3,609,201
Hino Motors, Ltd.	612,000	4,430,922
Hoya Corp.	44,100	4,615,516
Keyence Corp.	30,000	6,843,239
Nitto Denko Corp.	77,900	3,983,705
ORIX Corp.	36,400	4,169,913
Sharp Corp.	283,000	4,520,634
Shinsei Bank, Ltd.	326,000	2,079,421
SMC Corp.	38,400	4,152,683
Sumitomo Mitsui Financial Group, Inc.	1,106	7,581,799
The Sumitomo Trust and Banking Co., Ltd.	1,218,000	8,673,290
TOTO, Ltd.	233,000	2,451,395
Yamada Denki Co., Ltd.	64,000	2,387,206

		70,295,606

Mexico — 2.1%
America Movil SA de CV, Ser. L	2,554,700	4,640,680
Wal-Mart de Mexico SA de CV, Ser. V	605,100	1,794,366

		6,435,046

South Africa — 1.1%
Standard Bank Group, Ltd.	506,300	3,504,511

South Korea — 3.6%
Hyundai Motor Co.	96,100	3,696,794
Kookmin Bank	55,000	1,708,784
Samsung Electronics Co., Ltd.	13,900	5,738,035

		11,143,613

Spain — 1.5%
Banco Popular Espanol SA	53,200	3,004,571
Grupo Ferrovial SA(a)	36,800	1,532,123

		4,536,694

Sweden — 2.0%
Telefonaktiebolaget LM Ericcsson(a)	2,098,000	6,182,916

Switzerland — 4.6%
Logitech International SA(a)	33,800	1,538,326
Serono SA (Class “B” Stock)	4,900	3,086,953
UBS AG	134,000	9,442,271

		14,067,550

Thailand — 0.7%
Bangkok Bank Public Co., Ltd.(a)	893,200	2,151,894

United Kingdom — 21.0%
Acambis PLC(a)	207,900	1,307,340
AstraZeneca PLC	81,200	3,643,118
BG Group PLC	1,268,600	7,816,308

SEE NOTES TO FINANCIAL STATEMENTS.

B48

SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO (Continued)

SCHEDULE OF INVESTMENTS	June 30, 2004 (Unaudited)

COMMON STOCKS (Continued)	Shares	Value (Note 2)
United Kingdom (cont’d.)
British Sky Broadcasting Group PLC	620,500	$6,999,220
Capita Group PLC	533,200	3,079,761
Carnival PLC	130,800	6,352,370
HBOS PLC	509,200	6,302,438
Man Group PLC	122,400	3,169,765
Next PLC	88,900	2,294,162
Premier Farnell PLC	260,300	1,164,793
Smith & Nephew PLC	505,300	5,438,605
Standard Chartered PLC	376,100	6,124,874
Tesco PLC	1,661,300	8,021,492
William Morrison Supermarkets PLC	690,200	2,900,763

		64,615,009

TOTAL LONG-TERM INVESTMENTS (cost $269,041,800)		280,669,618

SHORT-TERM INVESTMENT — 4.2%
MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $13,043,162; Note 4)	13,043,162	13,043,162

TOTAL INVESTMENTS — 95.4% (cost $282,084,962; Note 6)		293,712,780
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.6%		14,100,583

NET ASSETS — 100.0%		$307,813,363

The industry classification of portfolio holdings and other liabilities in excess of assets shown as a percentage of net assets as of June 30, 2004 was as follows:

Commercial Banks	18.5%
Food & Staples Retailing	4.8%
Mutual Fund	4.2%
Diversified Financial Services	4.2%
Electronic Equipment & Instruments	4.1%
Capital Markets	4.1%
Oil & Gas	3.5%
Pharmaceuticals	3.5%
Textiles & Apparel	3.4%
Communications Equipment	3.4%
Specialty Retail	3.2%
Automobiles	3.2%
Insurance	3.1%
Office Electronics	2.9%
Household Durables	2.8%
Machinery	2.8%
Software	2.4%
Media	2.3%
Hotel Restaurants & Leisure	2.1%
Semiconductors & Semiconductor Equipment	1.9%
Health Care Equipment & Supplies	1.8%
Wireless Telecommunication Services	1.5%
Biotechnology	1.4%
Multiline Retail	1.3%
Chemicals	1.3%
IT Consulting & Services	1.1%
Commercial Services & Supplies	1.0%
Air Freight & Couriers	0.9%
Building Products	0.8%
Internet Software & Services	0.7%
Energy Equipment & Services	0.7%
Internet & Catalog Retail	0.6%
Distributors	0.6%
Computer & Peripherals	0.5%
Construction & Engineering	0.5%
Household Products	0.3%

95.4%
Other liabilities in excess of assets	4.6%

100.0%

The following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

B49

NOTES TO THE FINANCIAL STATEMENTS OF

THE PRUDENTIAL SERIES FUND, INC.

Note 1:	General

The Prudential Series Fund, Inc. (“Series Fund”), a Maryland corporation, organized on November 15, 1982, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Series Fund is composed of thirty-six Portfolios (“Portfolio” or “Portfolios”), each with a separate series of capital stock. The information presented in these financial statements pertains to twenty Portfolios: SP Aggressive Growth Asset Allocation Portfolio, SP AIM Aggressive Growth Portfolio, SP AIM Core Equity Portfolio, SP Alliance Large Cap Growth Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, SP Davis Value Portfolio, SP Deutsche International Equity Portfolio, SP Goldman Sachs Small Cap Value Portfolio (formerly SP Small/Mid-Cap Value Portfolio), SP Growth Asset Allocation Portfolio, SP Large Cap Value Portfolio, SP MFS Capital Opportunities Portfolio, SP Mid-Cap Growth Portfolio, SP PIMCO High Yield Portfolio, SP PIMCO Total Return Portfolio, SP Prudential U.S. Emerging Growth Portfolio, SP State Street Research Small Cap Growth Portfolio (formerly SP INVESCO Small Company Growth Portfolio), SP Strategic Partners Focused Growth Portfolio, SP Technology Portfolio (formerly SP Alliance Technology Portfolio) and SP William Blair International Growth Portfolio (formerly SP Jennison International Growth Portfolio).

The Portfolios of the Series Fund have the following as investment objectives:

SP Aggressive Growth Asset Allocation Portfolio:    Capital appreciation by investing primarily in large cap equity portfolios, international portfolios, and small/mid cap equity portfolios. The Portfolio will achieve this by investing in other Series Fund Portfolios.

SP AIM Aggressive Growth Portfolio:    Long-term growth of capital by investing primarily in the common stock of companies whose earnings the Portfolio’s managers expect to grow more than 15% per year.

SP AIM Core Equity Portfolio:    Growth of capital with a secondary objective of current income by investing primarily in securities of established companies that have long-term above-average growth in earnings and dividends, and growth companies that the Portfolio managers believe have the potential for above-average growth in earnings and dividends.

SP Alliance Large Cap Growth Portfolio:    Growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in stocks of companies considered to have large capitalizations.

SP Balanced Asset Allocation Portfolio:    Provide a balance between current income and growth of capital by investing in fixed income portfolios, large cap equity portfolios, small/mid cap equity portfolios, and international equity Portfolios. The Portfolio will achieve this by investing in other Series Fund Portfolios.

SP Conservative Asset Allocation Portfolio:    Provide current income with low to moderate capital appreciation by investing in fixed income portfolios, large cap equity portfolios, and small/mid cap equity portfolios. The Portfolio will achieve this by investing in other Series Fund Portfolios.

SP Davis Value Portfolio:    Capital growth through investments primarily in common stock of U.S. companies with market capitalization of at least $5 billion.

SP Deutsche International Equity Portfolio:    Long-term capital appreciation by investing primarily in the stocks and other equity securities of companies in developed countries outside the United States.

SP Goldman Sachs Small Cap Value Portfolio:    Long-term growth of capital by investing primarily in common stocks of companies with small to medium market capitalization.

SP Growth Asset Allocation Portfolio:    Provide long-term growth of capital with consideration also given to current income by investing in large-cap equity portfolios, fixed income portfolios, international equity portfolios and small/mid-cap equity portfolios. The Portfolio will achieve this by investing in other Series Fund Portfolios.

SP Large Cap Value Portfolio:    Long-term growth of capital by investing primarily in common stocks of companies with large market capitalization (those with market capitalizations similar to companies in the Standard & Poor’s 500 Composite Index or the Russell 100 Index).

C1

SP MFS Capital Opportunities Portfolio:    Capital appreciation by investing primarily in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

SP Mid-Cap Growth Portfolio:    Long-term growth of capital by investing primarily in common stocks and related securities, such as preferred stocks, convertible securities and depository receipts for those securities.

SP PIMCO High Yield Portfolio:    Maximum total return, consistent with preservation of capital and prudent investment management by investing primarily in a diversified portfolio of high yield/high risk securities rated below investment grade but rated at least B by Moody’s or S&P, or, if unrated, determined by Pacific Investment Management Company (“PIMCO”) to be of comparable quality.

SP PIMCO Total Return Portfolio:    Maximum total return, consistent with preservation of capital and prudent investment management by investing primarily in a diversified portfolio of fixed income instruments of varying maturities.

SP Prudential U.S. Emerging Growth Portfolio:    Long-term capital appreciation by investing primarily in equity securities of small and medium-sized U.S. companies that the Portfolio manager believes have the potential for above-average growth.

SP State Street Research Small Cap Growth Portfolio:    Long-term capital growth by investing mostly in small-capitalization companies which are included in the Russell 2000 Growth Index at the time of purchase, or if not with market capitalizations under $2.5 billion.

SP Strategic Partners Focused Growth Portfolio:    Long-term capital growth by investing primarily in equity-related securities of U.S. companies that the adviser believes to have strong capital appreciation potential.

SP Technology Portfolio:    Growth of capital by investing primarily in securities of companies that use technology extensively in the development of new or improved products and processes.

SP William Blair International Growth Portfolio:    Long-term growth of capital by investing primarily in equity-related securities of foreign issuers.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

Note 2:	Accounting Policies

The following is a summary of significant accounting policies followed by the Series Fund and the Portfolios in preparation of their financial statements.

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Series fund’s normal pricing time, are valued at fair value in accordance with Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

C2

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities that are held in the Portfolios which mature in more than 60 days are valued at current market quotations and those short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

The SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio may hold up to 15% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the SP PIMCO High Yield Portfolio and the SP PIMCO Total Return Portfolio at June 30, 2004 include registration rights, under which the Portfolios may demand registration by the issuer, of which the Portfolio may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements:    In connection with transactions in repurchase agreements with United States financial institutions, it is the Series Fund’s policy that its custodian or designated subcustodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series Fund may by delayed or limited.

Foreign Currency Translation:    The books and records of the Series Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i)  market value of investment securities, other assets and liabilities – at the current daily rates of exchange.

(ii)  purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series Fund are presented at the foreign exchange rates and market values at the close of the period, the Series Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Series Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts:    A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios of the Series Fund may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign

C3

currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Short Sales:    Certain Portfolios of the Series Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When a Portfolio makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Loan Participations:    The SP PIMCO High Yield Portfolios may invest in loan participations. When the Portfolio purchases a loan participation, the Portfolio typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Portfolio assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Portfolio and the borrower (“intermediate participants”). The Portfolio may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participant.

Options:    The Series Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Series Fund currently owns or intends to purchase. The Series Fund’s principle reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Series Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written option transactions.

The Series Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Series Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Financial Futures Contracts:    A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Series Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

The Series Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series Fund intends to purchase, against fluctuations in value caused by changes in prevailing rates or market conditions. Under a variety of circumstances, the Series Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

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Securities Lending:    The Series Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Series Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series Fund has the right to repurchase the securities using the collateral in the open market. The Series Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Series Fund also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Swaps:    Certain Portfolios of the Series Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolios enter into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolios with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Portfolio’s basis in the swap and the proceeds of the closing transaction, including any fees. During the period that the swap agreement is open, the Portfolio’s may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

When-Issued/Delayed Delivery Securities:    Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income, which is comprised of four elements: stated coupon, original issue discount, market discount and market premium, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Series Fund’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for Portfolio specific expenses which are attributable directly to a Portfolio or class level. The only expense charged to SP Aggressive Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Allocation Portfolio is a management fee. All other expenses attributable to these Portfolios are borne by PI, the Portfolios’ investment advisor (see Note 3).

For Portfolio’s with multiple classes of shares, net investment income (loss) (other than administration and distribution fees, which are charged to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Custody Fee Credits:    The Series Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statements of Operations.

Taxes:    For federal income tax purposes, each Portfolio in the Series Fund is treated as a separate taxpaying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Series Fund’s understanding of the applicable country’s tax rules and regulations.

C5

Dividends and Distributions:    Dividends and distributions of each Portfolio are declared in cash and automatically reinvested in additional shares of the same Portfolio. The SP PIMCO High Yield and SP PIMCO Total Return Portfolios will declare and distribute dividends from net investment income, if any, quarterly and distributions from net capital gains, if any, at least annually. All other Portfolios will declare and distribute dividends from net investment income and distributions from net capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

Dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid in capital in excess of par, as appropriate.

Estimates:    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Note 3:	Agreements

The Series Fund has a management agreement with PI. Pursuant to this agreement PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into subadvisory agreements with AIM Capital Management, Inc. (“AIM”), Alliance Capital Management, LP (“Alliance”), Calamos Investments (“Calamos”), Davis Selected Advisers, LP (“Davis”), Deutsche Asset Management, Inc. (“Deutsche”), Dreyfus Corporation (“Dreyfus”), Goldman Sachs Asset Management, L.P. (“GSAM”), Hotchkis and Wiley Capital Management LLC (“Hotchkis and Wiley”), Jennison Associates LLC (“Jennison”), J.P. Morgan Investment Management Inc. (“J.P. Morgan”), Massachusetts Financial Services Company (“MFS”), Pacific Investment Management Company LLC (“PIMCO”), State Street Research and Management Company (“State Street Research”) and William Blair & Company LLC (“William Blair”) (collectively, the “subadvisers”), under which each provides investment advisory services for certain Portfolios of the Series Fund. PI pays for the services of the subadvisers, compensation of officers of the Series Fund, occupancy and certain clerical and administrative expenses of the Series Fund. The Series Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at the annual rates specified below, of the value of each of the Portfolio’s average daily net assets.

Portfolio	Management Fee
SP Aggressive Growth Asset Allocation Portfolio	0.05%
SP AIM Aggressive Growth Portfolio	0.95
SP AIM Core Equity Portfolio	0.85
SP Alliance Large Cap Growth Portfolio	0.90
SP Balanced Asset Allocation Portfolio	0.05
SP Conservative Asset Allocation Portfolio	0.05
SP Davis Value Portfolio	0.75
SP Deutsche International Equity Portfolio	0.90
SP Goldman Sachs Small Cap Value Portfolio	0.90
SP Growth Asset Allocation Portfolio	0.05
SP Large Cap Value Portfolio	0.80
SP MFS Capital Opportunities Portfolio	0.75
SP Mid-Cap Growth Portfolio	0.80
SP PIMCO High Yield Portfolio	0.60
SP PIMCO Total Return Portfolio	0.60
SP Prudential U.S. Emerging Growth Portfolio	0.60
SP State Street Research Small Cap Growth Portfolio	0.95
SP Strategic Partners Focused Growth Portfolio	0.90
SP Technology Portfolio	1.15
SP William Blair International Growth Portfolio	0.85

C6

The subadvisers provide investment advisory services to the Portfolios as follows. Where more than one subadviser is listed, each subadviser provides services to a segment of the Portfolio:

Portfolio	Subadviser(s)
SP AIM Aggressive Growth Portfolio	AIM
SP AIM Core Equity Portfolio	AIM
SP Alliance Large Cap Growth Portfolio	Alliance
SP Davis Value Portfolio	Davis
SP Deutsche International Equity Portfolio	Deutsche
SP Goldman Sachs Small Cap Value Portfolio (a)	GSAM
SP Large Cap Value Portfolio (b)	Hotchkis and Wiley, J.P. Morgan
SP MFS Capital Opportunities Portfolio	MFS
SP Mid-Cap Growth Portfolio	Calamos
SP PIMCO High Yield Portfolio	PIMCO
SP PIMCO Total Return Portfolio	PIMCO
SP Prudential U.S. Emerging Growth Portfolio	Jennison
SP State Street Research Small Cap Growth Portfolio (c)	State Street Research
SP Strategic Partners Focused Growth Portfolio	Alliance, Jennison
SP Technology Portfolio (d)	Dreyfus
SP William Blair International Growth Portfolio (e)	William Blair

(a)	Effective January 20, 2004, SP Goldman Sachs Small Cap Value Portfolio is managed by GSAM replacing Fidelity. This was approved by the Series Fund’s Board of Directors on November 19, 2003.
(b)	Effective January 20, 2004, SP Large Cap Value Portfolio is managed by Hotchkis & Willey and J.P. Morgan replacing Fidelity. This was approved by the Series Fund’s Board of Directors on November 19, 2003.
(c)	Effective May 3, 2004, SP State Street Research Small Cap Growth Portfolio is managed by State Street Research replacing INVESCO. This was approved by the Series Fund’s Board of Directors on February 27, 2004.
(d)	Effective January 20, 2004, SP Technology Portfolio is managed by Dreyfus replacing Alliance. This was approved by the Series Fund’s Board of Directors on November 19, 2003.
(e)	Effective May 3, 2004, SP William Blair Portfolio is managed by William Blair replacing Jennison. This was approved by the Series Fund’s Board of Directors on February 27, 2004.

The Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class I and Class II shares of the Series Fund. The Series Fund compensates PIMS for distributing and servicing the Series Fund’s Class II shares pursuant to a plan of distribution (the “Class II Plan”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series Fund. Pursuant to the Class II Plan, the Class II shares of each Portfolio compensate PIMS for distribution-related activities at an annual rate of 0.25% of the average daily net assets of the Class II shares.

The Series Fund has an administration agreement with PI which acts as the administrator of the Class II shares of the Series Fund. The administration fee paid to PI is accrued daily and payable monthly, at the annual rate of 0.15% of the average daily net assets of the Class II shares.

PI has agreed to reimburse each Portfolio (other than the SP Aggressive Growth Asset Allocation, SP Balanced Asset Allocation, SP Conservative Asset Allocation and SP Growth Asset Allocation Portfolios) the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeded the percentage stated below, of the Portfolio’s average daily net assets.

C7

Portfolio	Class I Expense limit	Class II Expense limit
SP AIM Aggressive Growth Portfolio	1.07%	N/A
SP AIM Core Equity Portfolio	1.00	N/A
SP Alliance Large Cap Growth Portfolio	1.10	N/A
SP Davis Value Portfolio	0.83	N/A
SP Deutsche International Equity Portfolio	1.10	N/A
SP Goldman Sachs Small Cap Value Portfolio	1.05	N/A
SP Large Cap Value Portfolio	0.90	N/A
SP MFS Capital Opportunities Portfolio	1.00	N/A
SP Mid-Cap Growth Portfolio	1.00	N/A
SP PIMCO High Yield Portfolio	0.82	N/A
SP PIMCO Total Return Portfolio	0.76	N/A
SP Prudential U.S. Emerging Growth Portfolio	0.90	1.30%
SP State Street Research Small Cap Growth Portfolio	1.15	N/A
SP Strategic Partners Focused Growth Portfolio	1.01	1.41
SP Technology Portfolio	1.30	N/A
SP William Blair International Growth Portfolio	1.24	1.64

N/A – Not applicable – Portfolio does not currently have Class II shares.

PIMS, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 4:	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expense paid to non-affiliates, where applicable. During the six months ended June 30, 2004, the Series Fund incurred fees for the services of PMFS and as of June 30, 2004 fees were due to PMFS as follows:

Portfolio	Amount Incurred for the Year Ended June 30, 2004	Amount Due as of June 30, 2004
SP AIM Aggressive Growth Portfolio	$1,800	$300
SP AIM Core Equity Portfolio	1,600	300
SP Alliance Large Cap Growth Portfolio	1,900	300
SP Davis Value Portfolio	2,100	400
SP Deutsche International Equity Portfolio	2,000	300
SP Goldman Sachs Small Cap Value Portfolio	2,200	400
SP Large Cap Value Portfolio	1,900	300
SP MFS Capital Opportunities Portfolio	1,700	300
SP Mid-Cap Growth Portfolio	2,100	400
SP PIMCO High Yield Portfolio	2,000	300
SP PIMCO Total Return Portfolio	2,300	400
SP Prudential U.S. Emerging Growth Portfolio	2,300	400
SP State Street Research Small Cap Growth Portfolio	2,000	300
SP Strategic Partners Focused Growth Portfolio	1,800	300
SP Technology Portfolio	1,700	300
SP William Blair International Growth Portfolio	2,400	400

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Series Fund’s securities lending agent. For the six months ended June 30, 2004, PIM was compensated as follows for these services by the Series Fund Portfolios:

PIM
SP Prudential U.S. Emerging Growth Portfolio	$2,217
SP William Blair International Growth Portfolio	24,955

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For the six months ended June 30, 2004, Wachovia Corp. (“Wachovia”), an affiliate of PI, earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Wachovia
SP AIM Aggressive Growth Portfolio	$415
SP AIM Core Equity Portfolio	25
SP Alliance Large Cap Growth Portfolio	508
SP Goldman Sachs Small Cap Value Growth	344
SP Large Cap Value Portfolio	1,862
SP Prudential U.S. Emerging Growth Portfolio	4,850
SP State Street Research Small Cap Growth Portfolio	2,802
SP Technology Portfolio	1,552

For the six months ended June 30, 2004, Prudential Equity Group (“Prudential Equity”) earned brokerage commissions from transactions executed on behalf of the Series Fund Portfolios as follows:

Portfolio	Prudential Equity
SP Davis Value Portfolio	$296

Certain Portfolios invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2004, the following Portfolios earned income from the Series by investing their excess cash and collateral from securities lending. See Note 2 relating to Securities Lending:

Portfolio	Excess Cash Investment	Securities Lending Cash Collateral Investment
SP Prudential U.S. Emerging Growth Portfolio	$49,013	$35,135
SP William Blair International Growth Portfolio	93,273	74,866

Note 5:	Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the six months ended June 30, 2004 were as follows:

Cost of Purchases:

Portfolio
SP Aggressive Growth Asset Allocation Portfolio	$85,542,674
SP AIM Aggressive Growth Portfolio	20,831,011
SP AIM Core Equity Portfolio	9,728,105
SP Alliance Large Cap Growth Portfolio	85,745,506
SP Balanced Asset Allocation Portfolio	462,600,333
SP Conservative Asset Allocation Portfolio	245,815,627
SP Davis Value Portfolio	73,403,784
SP Deutsche International Equity Portfolio	112,139,869
SP Goldman Sachs Small Cap Value Portfolio	344,303,439
SP Growth Asset Allocation Portfolio	400,538,717
SP Large Cap Value Portfolio	485,412,447
SP MFS Capital Opportunities Portfolio	11,348,725
SP Mid-Cap Growth Portfolio	44,949,396
SP PIMCO High Yield Portfolio	120,043,423
SP PIMCO Total Return Portfolio	729,400,642
SP Prudential U.S. Emerging Growth Portfolio	181,750,913
SP State Street Research Small Cap Growth Portfolio	199,274,554
SP Strategic Partners Focused Growth Portfolio	23,097,552
SP Technology Portfolio	26,075,931
SP William Blair International Growth Portfolio	344,195,025

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Proceeds from Sales:

Portfolio
SP Aggressive Growth Asset Allocation Portfolio	$53,959,403
SP AIM Aggressive Growth Portfolio	17,501,280
SP AIM Core Equity Portfolio	6,805,349
SP Alliance Large Cap Growth Portfolio	171,059,757
SP Balanced Asset Allocation Portfolio	268,202,676
SP Conservative Asset Allocation Portfolio	150,740,898
SP Davis Value Portfolio	214,757,933
SP Deutsche International Equity Portfolio	48,442,838
SP Goldman Sachs Small Cap Value Portfolio	311,425,620
SP Growth Asset Allocation Portfolio	235,307,067
SP Large Cap Value Portfolio	112,312,852
SP MFS Capital Opportunities Portfolio	8,164,773
SP Mid-Cap Growth Portfolio	29,172,377
SP PIMCO High Yield Portfolio	96,460,175
SP PIMCO Total Return Portfolio	580,441,413
SP Prudential U.S. Emerging Growth Portfolio	250,244,068
SP State Street Research Small Cap Growth Portfolio	83,773,248
SP Strategic Partners Focused Growth Portfolio	15,970,294
SP Technology Portfolio	21,372,149
SP William Blair International Growth Portfolio	250,692,503

The SP PIMCO High Yield and SP PIMCO Total Return Portfolios’ written options activity for the six months ended June 30, 2004 was as follows:

SP PIMCO High Yield Portfolio

	Contracts	Premiums
Balance as of December 31, 2003	—	$—
Options written	301	204,910
Options terminated in closing purchase transactions	(41)	(34,440)
Options expired	(219)	(151,090)

Balance as of June 30, 2004	41	$19,380

SP PIMCO Total Return Portfolio

	Contracts/ Notional (000)	Premiums
Balance as of December 31, 2003	249,200	$4,862,208
Options written	26,960	1,420,890
Options terminated in closing purchase transactions	(60)	(42,900)
Options expired	(25,190)	(655,811)

Balance as of June 30, 2004	910	$5,584,387

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The SP PIMCO Total Return Portfolios entered into interest rate swap agreements during the year. Details of the swap agreements outstanding as of June 30, 2004 were as follows:

SP PIMCO Total Return Portfolio:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
1 Lehman Brothers (a)	12/15/31	EUR 3,000	5.50%	6 month Euribor	$(213,510)
2 Citibank N.A. London (a)	6/17/12	EUR 5,600	5.00%	6 month Euribor	(443,592)
3 Merrill Lynch & Co. (b)	6/18/07	EUR 11,800	4.50%	6 month Euribor	438,401
4 J.P. Morgan (a)	12/17/05	$ 13,500	4.00%	3 month LIBOR	116,867
5 J.P. Morgan (b)	12/17/05	GBP 13,500	4.00%	6 month LIBOR	(85,924)
6 UBS Warburg (b)	9/15/05	$ 3,700	3.25%	3 month LIBOR	(3,324)
7 Merrill Lynch & Co. (b)	3/15/07	EUR 1,300	4.00%	6 month Euribor	613
8 Barclays Capital (b)	3/15/07	EUR 5,200	4.00%	6 month Euribor	(9,614)
9 Barclays Capital (b)	12/21/07	EUR 4,800	4.00%	6 month Euribor	(39,118)
10 Goldman Sachs & Co. (b)	12/21/07	EUR 5,000	4.00%	6 month Euribor	(54,747)
11 J.P. Morgan (b)	3/15/07	EUR 17,500	4.00%	6 month Euribor	(119,314)
12 Bank of America Securities LLC (b)	6/16/09	$ 18,200	4.00%	3 month LIBOR	167,888
13 Goldman Sachs & Co. (b)	6/16/14	$ 64,100	5.00%	3 month LIBOR	938,341
14 UBS Warburg (a)	12/15/14	EUR 34,100	5.00%	6 month Euribor	(359,533)
15 Bank of America Securities LLC (a)	12/15/24	$ 9,200	6.00%	3 month LIBOR	(248,579)

					$84,855

(a)	Portfolio pays the fixed rate and receives the floating rate.
(b)	Portfolio pays the floating rate and receives the fixed rate.

The SP PIMCO High Yield and SP PIMCO Total Return Portfolios entered into credit default swap agreements during the six months ended June 30, 2004. Details of the swap agreements outstanding as of June 30, 2004 were as follows:

SP PIMCO High Yield Portfolio:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation
Merrill Lynch International	1/7/05	$1,500	1.04%	Russian Federation, 5.00%, due 3/31/30	$1,516

(a)	The Portfolio receives the fixed rate and pays to the counterparty, par in the event that the underlying bond defaults.

SP PIMCO Total Return Portfolio:

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley	12/20/08	$2,700	0.26%	Allstate Corp., 6.125%, due 2/15/12	$(980)
Morgan Stanley	12/20/08	300	0.26%	Allstate Corp., 6.125%, due 2/15/12	(166)
Merrill Lynch	12/20/08	800	0.27%	Anadarko Petroleum Corp., 5.0%, due 10/1/12	2,636
UBS	12/20/08	3,200	0.35%	AutoZone, Inc., 5.875, due 10/15/12	29,676
Bear Stearns	12/20/08	400	1.09%	Capital One Bank, 4.875%, due 5/15/08	(3,188)
Bear Stearns	12/20/08	100	1.09%	Capital One Bank, 4.875%, due 5/15/08	(1,382)
UBS	12/20/08	800	0.44%	Carnival Corp., 6.15%, due 4/15/08	3,818
Bear Stearns	12/20/08	800	0.19%	Caterpillar Inc., 7.250%, due 9/15/09	3,501
Barclays	12/20/08	900	0.67%	Clear Channel Communications Inc, 7.65%, due 9/15/10	2,801
Goldman Sachs	12/20/08	800	0.60%	Clear Channel Communications Inc, 7.65%, due 9/15/10	4,768
Barclays Bank PLC	12/20/08	100	0.67%	Clear Channel Communications Inc, 7.65%, due 9/15/10	642
Lehman Brothers	12/20/08	700	0.24%	Costco Wholesales Corp., 5.50%, due 3/15/07	(871)

C11

Counterparty(a)	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Lehman Brothers	12/20/08	$100	0.24%	Costco Wholesales Corp., 5.50%, due 3/15/07	$(204)
Morgan Stanley	12/20/08	800	0.42%	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	2,535
Bear Stearns	12/20/08	800	0.24%	Deere & CO., 7.85%, due 5/15/10	1,517
Merrill Lynch	12/20/08	1,600	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	15,819
Merrill Lynch	12/20/08	1,600	0.35%	Devon Energy Corp., 6.875%, due 9/30/11	1,717
Bank of America, N.A.	12/20/08	1,700	0.13%	E.I. DuPont de Nemours & Co., 6.875%, due 10/15/09	4,224
Bank of America, N.A.	12/20/08	200	0.13%	E.I. DuPont de Nemours & Co., 6.875%, due 10/15/09	421
Citibank, N.A., London	12/20/08	2,200	0.28%	Eaton Corp., 5.75%, due 7/15/12	(4,016)
Citibank, N.A., London	12/20/08	300	0.28%	Eaton Corp., 5.75%, due 7/15/12	(16)
Barclays	12/20/08	2,300	0.16%	Eli Lilly & Co. Inc., 6.00%, due 3/15/12	(1,913)
Barclays Bank PLC	12/20/08	300	0.16%	Eli Lilly & Co. Inc., 6.00%, due 3/15/12	83
Morgan Stanley	12/20/08	1,600	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	1,984
Morgan Stanley	12/20/08	200	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	381
Morgan Stanley	12/20/08	800	0.22%	Emerson Electric Co., 7.125%, due 8/15/10	661
Citibank, N.A., London	12/20/08	1,700	0.29%	FedEx Corp., 7.25%, due 2/15/11	6,060
Citibank, N.A., London	12/20/08	200	0.29%	FedEx Corp., 7.25%, due 2/15/11	960
Merrill Lynch	12/20/08	600	0.22%	Gannett Co., Inc., 6.375%, due 4/1/12	—
Merrill Lynch	12/20/08	600	0.22%	Gannett Co., Inc., 6.375%, due 4/1/12	(460)
Bear Stearns	6/20/05	26,250	0.55%	General Motors Acceptance Corp., 6.875%, due 8/28/12	(6,555)
Bear Stearns(b)	6/20/05	27,500	0.69%	General Motors Corp., 7.125%, due 7/15/13	52,350
Lehman Brothers	12/20/08	900	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(9,490)
Lehman Brothers	12/20/08	100	0.97%	Goodrich Corp., 7.625%, due 12/15/12	(88)
Bear Stearns	12/20/08	2,200	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(3,161)
Bear Stearns	12/20/08	300	0.32%	Hewlett Packard Co., 6.50%, due 7/1/12	(41)
Merrill Lynch	12/20/08	1,400	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	609
Merrill Lynch	12/20/08	1,200	0.32%	Ingersoll-Rand Co., 6.48%, due 6/1/25	3,257
Bear Stearns	12/20/08	800	0.60%	International Paper Co., 6.75%, due 9/1/11	1,214
Lehman Brothers	12/20/08	2,100	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(3)
Lehman Brothers	12/20/08	300	0.11%	Johnson & Johnson, 3.80%, due 5/15/13	(115)
Morgan Stanley	12/20/08	800	0.53%	Kroger Co. (The), 4.75%, due 4/15/12	1,849
Lehman Brothers	12/20/08	900	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(3,832)
Lehman Brothers	12/20/08	100	0.53%	Lockheed Martin Corp., 8.20%, due 12/1/09	(526)
Lehman Brothers	12/20/08	1,200	0.30%	Masco Corp., 5.875%, due 7/15/12	6,933
Lehman Brothers	12/20/08	100	0.30%	Masco Corp., 5.875%, due 7/15/12	506
Merrill Lynch	12/20/08	1,200	0.85%	Motorola, Inc., 7.625%, due 11/15/10	(7,977)
Lehman Brothers	12/20/08	900	0.48%	Northrop Grumman Corp., 7.125%, due 2/15/11	(1,608)
Lehman Brothers	12/20/08	100	0.48%	Northrop Grumman Corp., 7.125%, due 2/15/11	(378)
Merrill Lynch	12/20/08	800	0.28%	Occidental Petroleum Corp., 6.75%, due 1/15/12	1,515
Lehman Brothers	6/20/09	6,600	0.40%	People’s Republic of China, 6.80%, due 5/23/11	(889)
Lehman Brothers	12/20/08	1,200	0.35%	RadioShack Corp., 7.375%, due 5/15/11	1,804
UBS	12/20/08	800	0.37%	RadioShack Corp., 7.375%, due 5/15/11	543
Lehman Brothers	12/20/08	100	0.35%	RadioShack Corp., 7.375%, due 5/15/11	(198)
UBS	12/20/08	800	0.44%	Simon Property Group, L.P., 5.45%, due 5/15/13	1,528
Lehman Brothers	12/20/08	2,200	0.12%	The Home Depot, Inc., 5.375%, due 4/1/06	1,823
Lehman Brothers	12/20/08	300	0.12%	The Home Depot, Inc., 5.375%, due 4/1/06	(856)
Barclays	12/20/08	900	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	(6,598)
Barclays	12/20/08	100	0.67%	The Walt Disney Co., 6.375%, due 3/1/12	72
Citibank, N.A., London	12/20/08	3,600	0.14%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	1,487
Bear Stearns	12/20/08	1,500	0.15%	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	(3)
Lehman Brothers	12/20/08	1,100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	12,905
Lehman Brothers	12/20/08	100	0.29%	Whirlpool Corp., 8.60%, due 5/1/10	1,005

					$118,090

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

C12

Note 6:	Tax Information

For federal income tax purposes, the following Portfolios had approximate capital loss carryforwards as of December 31, 2003:

Portfolio	Approximate Capital Loss Carryforward(a)	Expiration Date
		2008	2009	2010	2011
SP Aggressive Growth Asset Allocation	$336,000	—	$37,000	$241,000	$58,000
SP AIM Aggressive Growth	2,653,000	—	994,000	1,659,000	—
SP AIM Core Equity	2,231,000	$39,000	1,022,000	1,166,000	4,000
SP Alliance Large Cap Growth	12,510,000	1,000	1,518,000	7,122,000	3,869,000
SP Davis Value	5,776,000	1,000	498,000	4,991,000	286,000
SP Deutsche International Equity	6,052,000	195,000	2,230,000	2,631,000	996,000
SP Growth Asset Allocation	454,000	—	—	384,000	70,000
SP Large Cap Value	2,709,000	—	369,000	1,898,000	442,000
SP MFS Capital Opportunities	3,329,000	—	753,000	2,576,000	—
SP Mid-Cap Growth	10,632,000	—	—	10,632,000	—
SP State Street Research Small Cap Growth	3,036,000	—	506,000	2,530,000	—
SP Strategic Partners Focused Growth	4,323,000	185,000	1,613,000	2,207,000	318,000
SP Technology	4,393,000	36,000	1,065,000	2,904,000	388,000
SP William Blair International Growth	9,852,000	—	3,064,000	6,788,000	—

(a)	Accordingly, no capital gain distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards.

The following Portfolios have elected to treat post-October losses incurred in the period November 1, 2003 through December 31, 2003 as being incurred in the current fiscal year:

	Approximate Post October Losses
Portfolio	Currency	Capital
SP Alliance Large Cap Growth Portfolio	—	$277,000
SP Davis Value Portfolio	$44,000	858,000
SP Deutsche International Equity Portfolio	12,000	—
SP Mid-Cap Growth Portfolio	—	21,000
SP PIMCO Total Return Portfolio	3,850,000	—

The United States federal income tax basis and unrealized appreciation (depreciation) of the Series Fund’s investments as of June 30, 2004 were as follows:

Portfolio	Tax Basis	Appreciation	Depreciation	Total Net Unrealized
SP Aggressive Growth Asset Allocation Portfolio	$91,884,228	$3,375,161	$144,675	$3,230,486
SP AIM Aggressive Growth Portfolio	25,327,535	2,915,822	628,456	2,287,366
SP AIM Core Equity Portfolio	24,439,326	2,284,303	357,118	1,927,185
SP Alliance Large Cap Growth Portfolio	60,242,058	3,286,672	3,242,421	44,251
SP Balanced Asset Allocation Portfolio	633,048,123	21,882,672	4,230,720	17,651,952
SP Conservative Asset Allocation Portfolio	372,203,378	6,370,353	3,670,536	2,699,817
SP Davis Value Portfolio	213,726,229	32,997,709	2,078,817	30,918,892
SP Deutsche International Equity Portfolio	171,091,585	16,339,348	1,907,118	14,432,230
SP Goldman Sachs Small Cap Value Portfolio	293,797,125	21,438,466	11,787,713	9,650,753
SP Growth Asset Allocation Portfolio	485,011,976	19,286,230	2,219,495	17,066,735
SP Large Cap Value Portfolio	455,419,338	17,492,511	7,167,184	10,325,327
SP MFS Capital Opportunities Portfolio	23,156,529	1,984,210	611,863	1,372,347

C13

Portfolio	Tax Basis	Appreciation	Depreciation	Total Net Unrealized
SP Mid-Cap Growth Portfolio	$69,737,191	$15,151,866	$1,392,322	$13,759,544
SP PIMCO High Yield Portfolio	248,811,266	4,997,598	4,443,988	553,610
SP PIMCO Total Return Portfolio	1,169,180,704	4,600,754	13,325,149	(8,724,395)
SP Prudential U.S. Emerging Growth Portfolio	146,010,330	9,106,946	2,404,945	6,702,001
SP State Street Research Small Cap Growth Portfolio	150,696,121	8,074,748	6,222,709	1,852,039
SP Strategic Partners Focused Growth Portfolio	39,624,313	5,494,456	476,528	5,017,928
SP Technology Portfolio	25,621,371	1,681,141	1,324,981	356,160
SP William Blair International Growth Portfolio	282,116,834	17,043,110	5,447,164	11,595,946

The differences between book basis and tax basis of investments are primarily attributable to deferred losses on wash sales and mark to market on passive foreign investments companies.

Note 7:	Capital

The Series Fund offers Class I and Class II shares. Neither Class I nor Class II shares of a Portfolio are subject to any sales charge or redemption charge and are sold at the net asset value of the Portfolio. Class I shares are sold only to certain separate accounts of Prudential to fund benefits under certain variable life insurance and variable annuity contracts (“contracts”). Class II shares are sold only to separate accounts of non-Prudential insurance companies as investment options under certain contracts. The separate accounts invest in shares of the Series Fund through subaccounts that correspond to the Portfolios. The separate accounts will redeem shares of the Series Fund to the extent necessary to provide benefits under the contracts or for such other purposes as may be consistent with the contracts. As of June 30, 2004, the SP Prudential U.S. Emerging Growth, SP Strategic Partners Focused Growth and SP William Blair International Growth Portfolios have Class II shares outstanding.

Transactions in shares of common stock of the SP Prudential U.S. Emerging Growth, SP Strategic Partners Focused Growth and SP William Blair International Growth Portfolios were as follows:

SP Prudential U.S. Emerging Growth Portfolio:

Class I	Shares	Amount
Six Months ended June 30, 2004:
Capital stock sold	8,779,900	$61,302,510
Capital stock issued in reinvestment of distributions	8,317	56,557
Capital stock repurchased	(19,971,752)	(140,358,830)

Net increase (decrease) in shares outstanding	(11,183,535)	$(78,999,763)

Year ended December 31, 2003:
Capital stock sold	19,306,919	$114,888,959
Capital stock repurchased	(4,636,097)	(26,226,115)

Net increase (decrease) in shares outstanding	14,670,822	$88,662,844

Class II
Six Months ended June 30, 2004:
Capital stock sold	1,444	$10,227
Capital stock issued in reinvestment of distributions	14	96
Capital stock repurchased	(6,897)	(48,505)

Net increase (decrease) in shares outstanding	(5,439)	$(38,182)

Year ended December 31, 2003:
Capital stock sold	3,868	$22,395
Capital stock repurchased	(2,616)	(15,125)

Net increase (decrease) in shares outstanding	1,252	$7,270

C14

SP Strategic Partners Focused Growth Portfolio:

Class I	Shares	Amount
Six Months ended June 30, 2004:
Capital stock sold	875,365	$5,623,454
Capital stock repurchased	(349,929)	(2,234,471)

Net increase (decrease) in shares outstanding	525,436	$3,388,983

Year ended December 31, 2003:
Capital stock sold	1,986,610	$11,273,424
Capital stock repurchased	(712,078)	(4,051,614)

Net increase (decrease) in shares outstanding	1,274,532	$7,221,810

Class II
Six Months ended June 30, 2004:
Capital stock sold	803,571	$5,064,162
Capital stock repurchased	(223,018)	(1,382,514)

Net increase (decrease) in shares outstanding	580,553	$3,681,648

Year ended December 31, 2003:
Capital stock sold	1,627,291	$8,817,800
Capital stock repurchased	(670,757)	(3,585,555)

Net increase (decrease) in shares outstanding	956,534	$5,232,245

SP William Blair International Growth Portfolio:

Class I	Shares	Amount
Six Months ended June 30, 2004:
Capital stock sold	14,305,153	$86,438,647
Capital stock issued in reinvestment of dividends and distributions	44,253	268,170
Capital stock repurchased	(3,876,057)	(23,486,966)

Net increase (decrease) in shares outstanding	10,473,349	$63,219,851

Year ended December 31, 2003:
Capital stock sold	26,290,046	$124,525,584
Capital stock repurchased	(16,620,819)	(76,743,054)

Net increase (decrease) in shares outstanding	9,669,227	$47,782,530

Class II
Six Months ended June 30, 2004:
Capital stock sold	13,711,812	$82,573,574
Capital stock repurchased	(10,734,921)	(63,592,523)

Net increase (decrease) in shares outstanding	2,976,891	$18,981,051

Year ended December 31, 2003:
Capital stock sold	41,416,312	$198,774,594
Capital stock repurchased	(27,545,237)	(129,018,065)

Net increase (decrease) in shares outstanding	13,871,075	$69,756,529

Note 8:	Borrowings

The Series Fund (excluding the Money Market Portfolio), along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period January 1, 2004 through April 30, 2004, the SCA provided for a commitment of $800 million and allowed the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be

C15

incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. Effective May 1, 2004 the commitment was reduced to $500 million. All other terms and conditions remain the same. The expiration date of the renewed SCA is October, 29, 2004.

The following Portfolios utilized the line of credit during the six months ended June 30, 2004. The average balance is for the number of days the Portfolio had an outstanding balance.

Portfolio	Average Balance Outstanding	Number of Days Outstanding	Weighted Average Interest Rates
SP Strategic Partners Focused Growth Portfolio	$764,400	1	1.53%
SP William Blair International Growth Portfolio	208,729	14	1.53

Note 9:	Change in Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP was previously the independent auditors for the Series Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Series Fund. The reports on the financial statements of the Series Fund audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Series Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

C16

Financial Highlights

(Unaudited)

	SP Aggressive Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.83		$5.90	$7.58	$9.33	$10.00

Income From Investment Operations:
Net investment income	0.01		0.01	— (e)	0.02	0.01
Net realized and unrealized gains (losses) on investments	0.33		1.92	(1.68)	(1.69)	(0.67)

Total from investment operations	0.34		1.93	(1.68)	(1.67)	(0.66)

Less Distributions:
Dividends from net investment income	—	(e)	— (e)	—	(0.02)	(0.01)
Distributions from net realized gains	—		—	—	(0.06)	—

Total distributions	—		—	—	(0.08)	(0.01)

Net Asset Value, end of period	$8.17		$7.83	$5.90	$7.58	$9.33

Total Investment Return(b)	4.41%		32.77%	(22.16)%	(17.92)%	(6.65)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$95.1		$60.6	$15.1	$7.5	$2.1
Ratios to average net assets:
Expenses	0.05	%(c)	0.05%	0.05%	0.05%	0.05	%(c)
Net investment income	0.37	%(c)	0.16%	0.06%	0.39%	0.36	%(c)
Portfolio turnover rate	68	%(d)	22%	26%	62%	6	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for years of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Less than $0.005 per share.

	SP AIM Aggressive Growth Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.49		$5.13	$6.49	$8.60	$10.00

Income From Investment Operations:
Net investment loss	(0.02)		(0.03)	(0.03)	(0.04)	(0.01)
Net realized and unrealized gains (losses) on investments	0.37		1.39	(1.33)	(2.07)	(1.39)

Total from investment operations	0.35		1.36	(1.36)	(2.11)	(1.40)

Net Asset Value, end of period	$6.84		$6.49	$5.13	$6.49	$8.60

Total Investment Return(b):	5.39%		26.51%	(20.96)%	(24.53)%	(14.00)%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$27.8		$22.4	$9.3	$5.7	$3.9
Ratios to average net assets:(d)
Expenses	1.07	%(c)	1.07%	1.07%	1.07%	1.07	%(c)
Net investment loss	(0.63	)%(c)	(0.73)%	(0.72)%	(0.73)%	(0.40	)%(c)
Portfolio turnover rate	73	%(e)	85%	73%	87%	16	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.57% and (1.13)%, respectively, for the six months ended June 30, 2004, 2.02% and (1.68)%, respectively, for the year ended December 31, 2003, 2.81% and (2.46)%, respectively, for the year ended December 31, 2002, 3.45% and (3.11)%, respectively, for the year ended December 31, 2001 and 5.57% and (4.90)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D1

Financial Highlights

(Unaudited)

	SP AIM Core Equity Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.80		$5.52	$6.51	$8.41		$10.00

Income From Investment Operations:
Net investment income (loss)	0.02		0.04	0.02	(—	)(f)	0.01
Net realized and unrealized gain (loss) on investments	0.25		1.26	(1.01)	(1.90)		(1.59)

Total from investment operations	0.27		1.30	(0.99)	(1.90)		(1.58)

Less Dividends:
Dividends from net investment income	(0.03)		(0.02)	—	—		(0.01)

Net Asset Value, end of period	$7.04		$6.80	$5.52	$6.51		$8.41

Total Investment Return(b)	4.06%		23.69%	(15.21)%	(22.68)%		(15.74)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$26.4		$22.8	$13.9	$10.2		$4.3
Ratios to average net assets:(d)
Expenses	1.00	%(c)	1.00%	1.00%	1.00%		1.00	%(c)
Net investment income (loss)	0.73	%(c)	0.70%	0.45%	(0.02)%		0.26	%(c)
Portfolio turnover rate	30	%(e)	37%	116%	65%		15	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.51% and 0.22%, respectively, for the six months ended June 30, 2004, and 1.72% and (0.02)%, respectively for the year ended December 31, 2003, 1.79% and (0.34)%, respectively, for the year ended December 31, 2002, 2.55% and (1.57)%, respectively for the year ended December 31, 2001 and 5.53% and (4.27)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

	SP Alliance Large Cap Growth Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,					September 22, 2000(a) through December 31, 2000
			2003	2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.23		$5.03	$7.31		$8.55		$10.00

Income From Investment Operations:
Net investment income (loss)	(0.02)		— (f)	(0.01)		(0.01)		0.01
Net realized and unrealized gain (loss) on investments	0.18		1.20	(2.27)		(1.23)		(1.45)

Total from investment operations	0.16		1.20	(2.28)		(1.24)		(1.44)

Less Distributions:
Dividends from net investment income	—		—	—		—		(0.01)
Tax return of capital distributions	—		—	—		—	(f)	—

Total distributions	—		—	—		—	(f)	(0.01)

Net Asset Value, end of period	$6.39		$6.23	$5.03		$7.31		$8.55

Total Investment Return(b)	2.57%		23.86%	(31.19)%		(14.47)%		(14.44)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$60.0		$146.5	$57.7		$35.9		$7.1
Ratios to average net assets:
Expenses	1.03	%(c)	1.06%	1.10	%(d)	1.10	%(d)	1.10	%(c)(d)
Net investment income (loss)	(0.26	)%(c)	(0.11)%	(0.27	)%(d)	(0.08	)%(d)	0.44	%(c)(d)
Portfolio turnover rate	74	%(e)	38%	34%		47%		10	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for years of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the expense and net investment loss ratios would have been 1.19% and (0.35)%, respectively, for the year ended December 31, 2002, 1.57% and (0.55)%, respectively, for the year ended December 31, 2001 and 4.26% and (2.72)%, respectively, for the year ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D2

Financial Highlights

(Unaudited)

	SP Balanced Asset Allocation Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.66		$7.96	$9.02	$9.80	$10.00

Income From Investment Operations:
Net investment income	0.06		0.09	0.11	0.14	0.06
Net realized and unrealized gain (loss) on investments	0.21		1.71	(1.16)	(0.73)	(0.20)

Total from investment operations	0.27		1.80	(1.05)	(0.59)	(0.14)

Less Distributions:
Dividends from net investment income	(0.09)		(0.10)	—	(0.14)	(0.06)
Distributions from net realized gains	(0.01)		—	(0.01)	(0.05)	—

Total distributions	(0.10)		(0.10)	(0.01)	(0.19)	(0.06)

Net asset value, end of period	$9.83		$9.66	$7.96	$9.02	$9.80

Total Investment Return(b)	2.73%		22.87%	(11.67)%	(5.99)%	(1.42)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$650.7		$449.8	$147.3	$66.1	$3.7
Ratios to average net assets:
Expenses	0.05	%(c)	0.05%	0.05%	0.05%	0.05	%(c)
Net investment income	1.90	%(c)	1.83%	1.96%	3.26%	4.89	%(c)
Portfolio turnover rate	49	%(d)	12%	22%	35%	4	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for years of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

	SP Conservative Asset Allocation Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.48		$9.16	$9.77	$10.00	$10.00

Income From Investment Operations:
Net investment income	0.10		0.16	0.16	0.21	0.08
Net realized and unrealized gains (losses) on investments	0.08		1.33	(0.73)	(0.24)	—	(c)

Total from investment operations	0.18		1.49	(0.57)	(0.03)	0.08

Less Distributions:
Dividends from net investment income	(0.16)		(0.16)	(0.03)	(0.16)	(0.08)
Distributions from net realized gains	(0.03)		(0.01)	(0.01)	(0.04)	—	(c)

Total distributions	(0.19)		(0.17)	(0.04)	(0.20)	(0.08)

Net Asset Value, end of period	$10.47		$10.48	$9.16	$9.77	$10.00

Total Investment Return(b)	1.70%		16.49%	(5.88)%	(0.23)%	0.84%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$374.9		$281.2	$117.5	$47.9	$1.9
Ratios to average net assets:
Expenses	0.05	%(d)	0.05%	0.05%	0.05%	0.05	%(d)
Net investment income	2.64	%(d)	2.60%	2.79%	4.76%	8.07	%(d)
Portfolio turnover rate	46	%(e)	22%	25%	29%	4	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D3

Financial Highlights

(Unaudited)

	SP Davis Value Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,					September 22, 2000(a) through December 31, 2000
			2003	2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.80		$7.62	$9.04		$10.15		$10.00

Income From Investment Operations:
Net investment income	0.06		0.05	0.05		0.05		0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	0.42		2.18	(1.47)		(1.11)		0.15

Total from investment operations	0.48		2.23	(1.42)		(1.06)		0.17

Less Dividends:
Dividends from net investment income	(0.04)		(0.05)	—	(f)	(0.05)		(0.02)

Net Asset Value, end of period	$10.24		$9.80	$7.62		$9.04		$10.15

Total Investment Return(b)	4.94%		29.40%	(15.70)%		(10.46)%		1.69%
Ratios/Supplement Data:
Net assets, end of period (in millions)	$244.0		$391.2	$165.0		$94.4		$12.8
Ratios to average net assets:
Expenses	0.80	%(c)	0.82%	0.83	%(e)	0.83	%(e)	0.83	%(c)(e)
Net investment income	0.82	%(c)	0.80%	0.82	%(e)	0.64	%(e)	1.48	%(c)(e)
Portfolio turnover rate	23	%(d)	7%	22%		17%		3	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and included reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 0.87% and 0.78%, respectively, for the year ended December 31, 2002, 1.03% and 0.43%, respectively, for the year ended December 31, 2001, and 3.16% and (0.85)%, respectively, for the period ended December 31, 2000.

(f)	Less than $0.005 per share.

	SP Deutsche International Equity Portfolio
	Six Months Ended June 30, 2004(f)		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$7.67		$6.08	$7.35	$9.44	$10.00

Income From Investment Operations:
Net investment income	0.06		0.06	0.04	0.05	0.01
Net realized and unrealized gains (losses) on investments	0.08		1.58	(1.31)	(2.09)	(0.57)

Total from investment operations	0.14		1.64	(1.27)	(2.04)	(0.56)

Less Dividends:
Dividends from net investment income	(0.04)		(0.05)	—	(0.05)	—

Net Asset Value, end of period	$7.77		$7.67	$6.08	$7.35	$9.44

Total Investment Return(b)	1.79%		27.37%	(17.17)%	(22.07)%	(5.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$184.9		$119.9	$46.4	$24.7	$7.8
Ratios to average net assets:(e)
Expenses	1.10	%(c)	1.10%	1.10%	1.10%	1.10	%(c)
Net investment income	1.61	%(c)	0.89%	0.55%	0.61%	0.55	%(c)
Portfolio turnover rate	33	%(d)	87%	141%	155%	51	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.13% and 1.58%, respectively, for the period ended June 30, 2004, 1.30% and 0.69%, respectively, for the year ended December 31, 2003, 1.77% and (0.12)%, respectively, for the year ended December 31, 2002, 3.27% and (1.56)%, respectively, for the year ended December 31, 2001, and 4.21% and (2.56)%, respectively, for the period ended December 31, 2000.

(f)	Calculated based upon weighted average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

D4

Financial Highlights

(Unaudited)

	SP Growth Asset Allocation Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$8.71		$6.84	$8.27	$9.52	$10.00

Income From Investment Operations:
Net investment income	0.04		0.04	0.06	0.09	0.03
Net realized and unrealized gains (losses) on investments	0.26		1.88	(1.49)	(1.21)	(0.49)

Total from investment operations	0.30		1.92	(1.43)	(1.12)	(0.46)

Less Dividends & Distributions:
Dividends from net investment income	(0.04)		(0.05)	—	(0.08)	(0.02)
Distributions from net realized gains	—		—	— (e)	(0.05)	—

Total dividends & distributions	(0.04)		(0.05)	—	(0.13)	(0.02)

Net Asset Value, end of period	$8.97		$8.71	$6.84	$8.27	$9.52

Total Investment Return(b)	3.48%		28.27%	(17.26)%	(11.77)%	(4.56)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$502.1		$326.7	$96.4	$46.8	$3.9
Ratios to average net assets:
Expenses	0.05	%(c)	0.05%	0.05%	0.05%	0.05	%(c)
Net investment income	1.25	%(c)	1.10%	1.12%	1.71%	2.95	%(c)
Portfolio turnover rate	57	%(d)	18%	24%	43%	39	%(d)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns of less than one full year are not annualized.

(c)	Annualized.

(d)	Not annualized.

(e)	Less than $0.005 per share.

	SP Goldman Sachs Small Cap Value Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,					September 22, 2000(a) through December 31, 2000
			2003	2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$12.88		$9.68	$11.36		$11.13		$10.00

Income From Investment Operations:
Net investment income	0.02		0.02	0.05		0.08		0.03
Net realized and unrealized gains (losses) on investments	0.75		3.18	(1.68)		0.26		1.10

Total from investment operations	0.77		3.20	(1.63)		0.34		1.13

Less Dividends and Distributions:
Dividends from net investment income	(0.02)		— (b)	(0.05)		(0.11)		—	(b)
Distributions from net realized gains	—	(b)	—	—		—		—

Total dividends and distributions	(0.02)		— (b)	(0.05)		(0.11)		—	(b)

Net Asset Value, end of period	$13.63		$12.88	$9.68		$11.36		$11.13

Total Investment Return(c)	6.06%		33.11%	(14.38)%		3.11%		11.33%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$303.2		$250.6	$99.2		$47.4		$6.1
Ratios to average net assets:
Expenses	0.97	%(d)	1.04%	1.05	%(e)	1.05	%(e)	1.05	%(d)(e)
Net investment income	0.38	%(d)	0.37%	0.69	%(e)	1.08	%(e)	1.79	%(d)(e)
Portfolio turnover rate	114	%(f)	90%	116%		89%		18	%(f)

(a)	Commencement of operations.

(b)	Less than $0.005 per share.

(c)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(d)	Annualized.

(e)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment income ratios would have been 1.10% and 0.64%, respectively, for the year ended December 31, 2002, 1.56% and 0.57%, respectively, for the year ended December 31, 2001 and 4.84% and (2.00)%, respectively, for the period ended December 31, 2000.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D5

Financial Highlights

(Unaudited)

	SP Large Cap Value Portfolio
	Six Months Ended June 30, 2004(g)		Year Ended December 31,						September 22, 2000(a) through December 31, 2000
			2003		2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$9.90		$7.81		$9.44		$10.44		$10.00

Income From Investment Operations:
Net investment income	0.07		0.09		0.08		0.09		0.04
Net realized and unrealized gains (losses) on investments	0.36		2.00		(1.62)		(0.99)		0.44

Total from investment operations	0.43		2.09		(1.54)		(0.90)		0.48

Less Dividends and Distributions:
Dividends from net investment income	(.08)		—		(0.09)		(0.10)		(0.04)
Distributions in excess of net investment income	—		—		—		—		—	(e)
Tax Return of Capital	—		—		—	(e)	—		—

Total dividends and distributions	(.08)		—		(0.09)		(0.10)		(0.04)

Net Asset Value, end of period	$10.25		$9.90		$7.81		$9.44		$10.44

Total Investment Return(b)	4.41%		26.76%		(16.37)%		(8.65)%		4.82%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$465.4		$72.9		$38.3		$23.7		$3.9
Ratios to average net assets:
Expenses	0.89	%(c)	0.90	%(d)	0.90	%(d)	0.90	%(d)	0.90	%(c)(d)
Net investment income	1.39	%(c)	1.32	%(d)	1.22	%(d)	1.18	%(d)	1.60	%(c)(d)
Portfolio turnover rate	55	%(f)	73%		96%		61%		13	%(f)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.11% and 1.11%, respectively, for the year ended December 31, 2003 and 1.31% and 0.81%, respectively, for the year ended December 31, 2002, 1.98% and 0.10%, respectively, for the year ended December 31, 2001 and 5.47% and (2.97)%, respectively, for the period ended December 31, 2000.

(e)	Less than $0.005 per share.

(f)	Not annualized.

(g)	Calculated based upon weighted average shares outstanding during the period.

	SP MFS Capital Opportunities Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.33		$5.00	$7.01	$9.15		$10.00

Income From Investment Operations:
Net investment income	—	(f)	0.01	0.01	—	(f)	0.01
Net realized and unrealized gain (loss) on investments	0.21		1.33	(2.02)	(2.13)		(0.85)

Total from investment operations	0.21		1.34	(2.01)	(2.13)		(0.84)

Less Dividends:
Dividends from net investment income	(0.01)		(0.01)	—	(0.01)		(0.01)

Net Asset Value, end of period	$6.53		$6.33	$5.00	$7.01		$9.15

Total Return(b)	3.37%		26.80%	(28.67)%	(23.28)%		(8.39)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$24.2		$20.3	$9.3	$8.2		$4.3
Ratios to average net assets:(d)
Expenses	1.00	%(c)	1.00%	1.00%	1.00%		1.00	%(c)
Net investment income (loss)	0.13	%(c)	0.34%	0.16%	(—	)%(g)	0.40	%(c)
Portfolio turnover rate	38	%(e)	58%	143%	99%		25	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment income (loss) ratios would have been 1.54% and (.41)%, respectively, for the six months ended June 30, 2004, 2.02% and (0.69)%, respectively, for the year ended December 31, 2003 and 2.28% and (1.12)%, respectively, for the year ended December 31, 2002, 3.04% and (2.04)%, respectively, for the year ended December 31, 2001 and 5.48% and (4.08)%, respectively and for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

(g)	Less than 0.005%.

SEE NOTES TO FINANCIAL STATEMENTS.

D6

Financial Highlights

(Unaudited)

	SP Mid-Cap Growth Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.73		$4.09	$7.62	$9.69	$10.00

Income From Investment Operations:
Net investment income (loss)	(0.02)		(0.02)	(0.02)	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	0.55		1.66	(3.51)	(2.01)	(0.25)

Total from investment operations	0.53		1.64	(3.53)	(2.02)	(0.23)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—	(0.01)	(0.02)
Distributions from net realized gains	—		—	—	(0.04)	(0.06)

Total dividends and distributions	—		—	—	(0.05)	(0.08)

Net Asset Value, end of period	$6.26		$5.73	$4.09	$7.62	$9.69

Total Investment Return(b)	9.25%		40.10%	(46.33)%	(20.93)%	(2.26)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$82.3		$58.9	$18.3	$15.9	$5.6
Ratios to average net assets:(d)
Expenses	1.00	%(c)	1.00%	1.00%	1.00%	1.00	%(c)
Net investment income (loss)	(0.74	)%(c)	(0.73)%	(0.59)%	(0.20)%	1.16	%(c)
Portfolio turnover rate	43	%(e)	73%	255%	93%	27	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.07% and (0.81)%, respectively, for the period ended June 30, 2004, 1.34% and (1.07)%, respectively, for the year ended December 31, 2003, 1.68% and (1.27)%, respectively, for the year ended December 31, 2002, 2.11% and (1.31)%, respectively, for the year ended December 31, 2001 and 4.59% and (2.43)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

	SP PIMCO High Yield Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$10.53		$9.17	$9.81	$10.02		$10.00

Income From Investment Operations:
Net investment income	0.35		0.65	0.64	0.59		0.17
Net realized and unrealized gains (losses) on investments	(0.33)		1.36	(0.64)	(0.21)		0.02

Total from investment operations	.02		2.01	—	0.38		0.19

Less Dividends and Distributions:
Dividends from net investment income	(0.34)		(0.65)	(0.64)	(0.59)		(0.16)
Distributions from net realized gains	(0.10)		—	—	—		(0.01)
Distributions in excess of net realized capital gains	—		—	—	—		—	(d)

Total dividends and distributions	(0.44)		(0.65)	(0.64)	(0.59)		(0.17)

Net Asset Value, end of period	$10.11		$10.53	$9.17	$9.81		$10.02

Total Investment Return(b)	0.21%		22.41%	0.15%	3.97%		1.94%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$253.6		$248.2	$112.2	$52.0		$8.0
Ratios to average net assets:
Expenses	0.68	%(c)	0.72%	0.82%	0.82	%(e)	0.82	%(c)(e)
Net investment income	6.79	%(c)	6.97%	7.79%	7.44	%(e)	7.78	%(c)(e)
Portfolio turnover rate	40	%(f)	74%	108%	105%		88	%(f)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Less than $0.005 per share.

(e)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment income ratios would have been 1.08% and 7.18%, respectively, for the year ended December 31, 2001 and 3.42% and 5.18%, respectively, for the period ended December 31, 2000.

(f)	Not annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

D7

Financial Highlights

(Unaudited)

	SP PIMCO Total Return Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,				September 22, 2000(a) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$11.54		$11.41	$10.70	$10.40		$10.00

Income From Investment Operations:
Net investment income	0.08		0.23	0.28	0.32		0.13
Net realized and unrealized gains on investments	(0.01)		0.43	0.71	0.57		0.39

Total from investment operations	0.07		0.66	0.99	0.89		0.52

Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.28)	(0.28)	(0.34)		(0.11)
Distributions from net realized gains	(0.21)		(0.25)	— (f)	(0.25)		(0.01)

Total dividends and distributions	(0.34)		(0.53)	(0.28)	(0.59)		(0.12)

Net Asset Value, end of period	$11.27		$11.54	$11.41	$10.70		$10.40

Total Investment Return(b)	0.65%		5.85%	9.39%	8.66%		5.18%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$945.2		$839.1	$471.7	$147.0		$10.7
Ratios to average net assets:
Expenses	0.64	%(c)	0.65%	0.67%	0.76	%(d)	0.76	%(c)(d)
Net investment income	1.57	%(c)	2.19%	3.02%	3.69	%(d)	5.94	%(c)(d)
Portfolio turnover rate	318	%(e)	656%	574%	718%		239	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment income ratios would have been 0.82% and 3.63%, respectively, for the year ended December 31, 2001 and 2.73% and 3.97%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

	SP Prudential U.S. Emerging Growth Portfolio
	Class I
	Six Months Ended June 30, 2004		Year Ended December 31,					September 22, 2000(a) through December 31, 2000
			2003	2002		2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.65		$4.68	$6.89		$8.38		$10.00

Income From Investment Operations:
Net investment income (loss)	(0.03)		(0.02)	(0.02)		(0.01)		0.01
Net realized and unrealized gains (losses) on investments	0.75		1.99	(2.19)		(1.48)		(1.62)

Total from investment operations	0.72		1.97	(2.21)		(1.49)		(1.61)

Less Dividends and Distributions:
Dividends from net investment income	—		—	—		—		(0.01)
Distributions from net realized gains	—	(f)	—	—		—		—

Total dividends and distributions	—	(f)	—	—		—		(0.01)

Net Asset Value, end of period	$7.37		$6.65	$4.68		$6.89		$8.38

Total Investment Return(b)	10.86%		42.09%	(32.08)%		(17.78)%		(16.11)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$106.0		$170.0	$51.0		$31.2		$6.4
Ratios to average net assets:
Expenses	0.71	%(c)	0.80%	0.90	%(d)	0.90	%(d)	0.90	%(c)(d)
Net investment income (loss)	(0.52	)%(c)	(0.56)%	(0.48	)%(d)	(0.37	)%(d)	0.49	%(c)(d)
Portfolio turnover rate	125	%(e)	213%	299%		258%		82	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have 0.98% and (0.56)%, respectively, for the year ended December 31, 2002, 1.41% and (0.88)%, respectively, for the year ended December 31, 2001 and 4.26% and (2.87)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

D8

Financial Highlights

(Unaudited)

	SP Prudential U.S Emerging Growth Portfolio
	Class II
	Six Months Ended June 30, 2004		Year Ended December 31,			July 9, 2001(a) through December 31, 2001
			2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.58		$4.65	$6.88		$7.56

Income From Investment Operations:
Net investment loss	(0.03)		(0.05)	(0.05)		(0.01)
Net realized and unrealized gains (losses) on investments	0.73		1.98	(2.18)		(0.67)

Total from investment operations	0.70		1.93	(2.23)		(0.68)

Less Distributions:
Distributions from net realized gains	—	(f)	—	—		—

Total distributions	—	(f)	—	—		—

Net Asset Value, end of period	$7.28		$6.58	$4.65		$6.88

Total Investment Return(b)	10.67%		41.51%	(32.41)%		(8.99)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$0.3		$0.3	$0.2		$0.2
Ratios to average net assets:
Expenses	1.11	%(d)	1.20%	1.30	%(c)	1.30	%(c)(d)
Net investment loss	(0.92	)%(d)	(0.97)%	(0.89	)%(c)	(0.87	)%(c)(d)
Portfolio turnover rate	125	%(e)	213%	299%		258	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.38% and (0.95)%, respectively, for the year ended December 31, 2002, 1.81% and (1.38)%, respectively, for the period ended December 31, 2001.

(d)	Annualized.

(e)	Not annualized.

(f)	Less than $0.005 per share.

	SP State Street Research Small Cap Growth Portfolio
	Six Months Ended June 30, 2004(g)		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.52		$4.84	$6.94	$8.38	$10.00

Income From Investment Operations:
Net investment loss	(0.03)		(0.03)	(0.03)	(0.02)	—	(f)
Net realized and unrealized gains (losses) on investments	0.05		1.71	(2.07)	(1.42)	(1.62)

Total from investment operations	0.02		1.68	(2.10)	(1.44)	(1.62)

Net Asset Value, end of period	$6.54		$6.52	$4.84	$6.94	$8.38

Total Investment Return(b)	0.31%		34.71%	(30.26)%	(17.18)%	(16.20)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$149.5		$35.0	$12.5	$8.4	$5.5
Ratios to average net assets:(d)
Expenses	1.15	%(c)	1.15%	1.15%	1.15%	1.15	%(c)
Net investment loss	(0.90	)%(c)	(0.72)%	(0.73)%	(0.28)%	(0.10	)%(c)
Portfolio turnover rate	128	%(e)	122%	109%	83%	29	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.18% and (0.93)%, respectively, for the six months ended June 30, 2004, 1.78% and (1.35)%, respectively for the year ended December 31, 2003, 2.30% and (1.89)%, respectively, for the year ended December 31, 2002, 2.84% and (1.97)%, respectively, for the year ended December 31, 2001 and 4.00% and (2.95)% respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

(g)	Calculated based upon weighted average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

D9

Financial Highlights

(Unaudited)

	SP Strategic Partners Focused Growth Portfolio
	Class I
	Six Months Ended June 30, 2004		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2003	2002	2001(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.33		$5.03	$6.73	$7.94	$10.00

Income From Investment Operations:
Net investment income (loss)	(0.01)		(0.01)	(0.01)	(0.01)	—	(f)
Net realized and unrealized gains (losses) on investments	0.26		1.31	(1.69)	(1.20)	(2.06)

Total from investment operations	0.25		1.30	(1.70)	(1.21)	(2.06)

Net Asset Value, end of period	$6.58		$6.33	$5.03	$6.73	$7.94

Total Investment Return(b)	3.95%		25.84%	(25.26)%	(15.32)%	(20.47)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$25.9		$21.6	$10.8	$7.7	$5.9
Ratios to average net assets:(d)
Expenses	1.01	%(c)	1.01%	1.01%	1.01%	1.01	%(c)
Net investment income (loss)	(0.27	)%(c)	(0.28)%	(0.30)%	(0.16)%	0.18	%(c)
Portfolio turnover rate	41	%(e)	93%	62%	116%	37	%(e)

(a)	Commencement of offering of Class I shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.36% and (0.61)%, respectively, for the six months ended June 30, 2004, 1.65% and (0.92)%, respectively, for the year ended December 31, 2003, 1.98% and (1.28)%, respectively for the year ended December 31, 2002, 2.61% and (1.76)%, respectively, for the year ended December 31, 2001 and 3.88% and (2.69)%, respectively, for the period ended December 31, 2000.

(e)	Not annualized.

(f)	Less than $0.005 per share.

(g)	Calculated based upon weighted average shares outstanding during the year.

	SP Strategic Partners Focused Growth Portfolio
	Class II
	Six Months Ended June 30, 2004		Year Ended December 31,		January 12, 2001(a) through December 31, 2001(f)
			2003	2002
Per Share Operating Performance:
Net Asset Value, beginning of period	$6.26		$4.99	$6.70	$8.43

Income From Investment Operations:
Net investment loss	(0.02)		(0.03)	(0.02)	(0.03)
Net realized and unrealized gains (losses) on investments	0.25		1.30	(1.69)	(1.70)

Total from investment operations	0.23		1.27	(1.71)	(1.73)

Net Asset Value, end of period	$6.49		$6.26	$4.99	$6.70

Total Investment Return(b)	3.67%		25.45%	(25.52)%	(20.80)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18.5		$14.3	$6.6	$2.0
Ratios to average net assets:(d)
Expenses	1.41	%(c)	1.41%	1.41%	1.41	%(c)
Net investment loss	(0.67	)%(c)	(0.68)%	(0.68)%	(0.58	)%(c)
Portfolio turnover rate	41	%(e)	93%	62%	116	%(e)

(a)	Commencement of offering of Class II shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.76 and (1.02)%, respectively, for the six months ended June 30, 2004, 2.05% and (1.32)%, respectively, for the year ended December 31, 2003, 2.34% and (1.61)%, respectively, for the year ended December 31, 2002 and 3.01% and (2.18)%, respectively, for the period ended December 31, 2001.

(e)	Not annualized.

(f)	Calculated based upon weighted average shares outstanding during the period.

SEE NOTES TO FINANCIAL STATEMENTS.

D10

Financial Highlights

(Unaudited)

	SP Technology Portfolio
	Six Months Ended June 30, 2004		Year Ended December 31,			September 22, 2000(a) through December 31, 2000
			2003	2002	2001
Per Share Operating Performance:
Net Asset Value, beginning of period	$4.77		$3.35	$5.71	$7.62	$10.00

Income From Investment Operations:
Net investment income (loss)	(0.02)		(0.03)	(0.04)	(0.03)	0.01
Net realized and unrealized gains (losses) on investments	(0.07)		1.45	(2.32)	(1.88)	(2.38)

Total from investment operations	(0.09)		1.42	(2.36)	(1.91)	(2.37)

Less Distributions:
Dividends from net investment income	—		—	—	—	(0.01)
Distributions in excess of net investment income	—		—	—	—	—	(c)

Total distributions	—		—	—	—	(0.01)

Net Asset Value, end of period	$4.68		$4.77	$3.35	$5.71	$7.62

Total Investment Return(b)	(1.89)%		42.39%	(41.33)%	(25.07)%	(23.71)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$24.6		$20.0	$6.5	$7.7	$6.1
Ratios to average net assets:(f)
Expenses	1.30	%(d)	1.30%	1.30%	1.30%	1.30	%(d)
Net investment income (loss)	(0.89	)%(d)	(1.05)%	(1.10)%	(0.69)%	0.37	%(d)
Portfolio turnover rate	99	%(e)	88%	81%	47%	23	%(e)

(a)	Commencement of operations.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Less than $0.005 per share.

(d)	Annualized.

(e)	Not annualized.

(f)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.89% and (1.48)%, respectively, for the six months ended June 30, 2004, 2.56% and (2.31)%, respectively, for the year ended December 31, 2003, 3.00% and (2.81)%, respectively, for the year ended December 31, 2002, 3.16% and (2.53)%, respectively, for the year ended December 31, 2001 and 4.66% and (2.99)%, respectively, for the period ended December 31, 2000.

	SP William Blair International Growth Portfolio
	Class I
	Six Months Ended June 30, 2004(f)		Year Ended December 31,					September 22, 2000(a) through December 31, 2000
			2003	2002		2001(f)
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.89		$4.22	$5.45		$8.50		$10.00

Income From Investment Operations:
Net investment income	0.04		0.01	0.01		0.02		0.01
Net realized and unrealized gains (losses) on investments	0.16		1.66	(1.24)		(3.05)		(1.51)

Total from investment operations	0.20		1.67	(1.23)		(3.03)		(1.50)

Less Dividends and Distributions:
Dividends from net investment income	(0.01)		—	—		—		—
Tax return of capital distributions	—		—	—		(0.02)		—

Total dividends and distributions	(0.01)		—	—		(0.02)		—

Net Asset Value, end of period	$6.08		$5.89	$4.22		$5.45		$8.50

Total Investment Return(b)	3.44%		39.57%	(22.57)%		(35.64)%		(15.00)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$172.6		$105.6	$34.9		$19.9		$7.6
Ratios to average net assets(d)
Expenses	0.99	%(c)	1.15%	1.24%		1.24%		1.24	%(c)
Net investment income	1.36	%(c)	0.56%	0.26	%(g)	0.31	%(g)	0.51	%(c)
Portfolio turnover rate	104	%(e)	121%	108%		86%		12	%(e)

(a)	Commencement of offering of Class I shares.

(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.

(c)	Annualized.

(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment income ratios would have been 1.40% and 0.10%, respectively, for the year ended December 31, 2002 and 1.86% and (0.30)%, respectively, for the year ended December 31, 2001 and 3.44% and (1.69)%, respectively, for the year ended December 31, 2000.

(e)	Not annualized.

(f)	Calculated based upon weighted average shares outstanding during the year.

(g)	Includes custody fee credits of 0.02% and 0.12% for the year ended December 31, 2002 and the year ended December 31, 2001, respectively. If the Portfolio had not earned custodian fee credits, the annual net investment income would have been 0.24% and 0.19%, respectively for the year ended December 31, 2002 and the year ended December 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

D11

Financial Highlights

(Unaudited)

	SP William Blair International Growth Portfolio
	Class II
	Six Months Ended June 30, 2004(g)		Year Ended December 31,					October 4, 2000(a) through December 31, 2000
			2003	2002		2001(g)
Per Share Operating Performance:
Net Asset Value, beginning of period	$5.83		$4.19	$5.43		$8.48		$9.79

Income From Investment Operations:
Net investment income	0.03		0.01	—	(f)	—	(f)	—	(f)
Net realized and unrealized gains (losses) on investments	0.15		1.63	(1.24)		(3.04)		(1.31)

Total from investment operations	0.18		1.64	(1.24)		(3.04)		(1.31)

Less Distributions:
Tax return of capital distributions	—		—	—		(0.01)		—

Net Asset Value, end of period	$6.01		$5.83	$4.19		$5.43		$8.48

Total Investment Return(b)	3.09%		39.14%	(22.84)%		(35.92)%		(13.28)%
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$135.2		$113.6	$23.6		$14.9		$2.7
Ratios to average net assets:(d)
Expenses	1.39	%(c)	1.54%	1.64%		1.64%		1.64	%(c)
Net investment income (loss)	0.93	%(c)	0.04%	(0.11	)%(h)	(0.03	)%(h)	—	%(c)
Portfolio turnover rate	104	%(e)	121%	108%		86%		12	%(e)

(a)	Commencement of offering of Class II shares.
(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c)	Annualized.
(d)	Net of expense subsidy. If the investment advisor had not subsidized expenses, the annual expense and net investment loss ratios would have been 1.80% and (0.26)%, respectively, for the year ended December 31, 2002 and 2.26% and (0.66)%, respectively, for the year ended December 31, 2001 and 3.84% and (2.20)%, respectively, for the year ended December 31, 2000.
(e)	Not annualized.
(f)	Less than $0.005 per share.
(g)	Calculated based upon weighted average shares outstanding during the year.
(h)	Includes custody fee credits of 0.02% and 0.13% for the year ended December 31, 2002 and the year ended December 31, 2001, respectively. If the Portfolio had not earned custodian fee credits, the annual net investment loss would have been (0.13)% and (0.16)%, respectively for the year ended December 31, 2002 and the year ended December 31, 2001.

SEE NOTES TO FINANCIAL STATEMENTS.

D12

This report contains financial information about certain investment choices that may be available on the variable life insurance and variable annuity contracts listed below. You may receive additional reports and should refer to your variable life insurance or variable annuity contract prospectus to determine which portfolios are available to you.

Variable Life Insurance

•	Prudential’s Survivorship Preferred®

•	Prudential’s Variable Universal Life

•	Pruco Life’s Variable Universal Life®

•	Pruco Life’s Survivorship Variable Universal Life

•	Pruco Life of New Jersey’s Survivorship Variable Universal Life

•	Pruco Life’s PruLife® Custom Premier

•	Pruco Life of New Jersey’s PruLife® Custom Premier

•	Pruco Life’s PruSelectSM III

•	Pruco Life of New Jersey’s PruSelectSM III

•	Pruco Life’s Magnastar

•	Pruco Life’s MPremier VUL

Variable Annuities

•	Pruco Life’s Discovery Select®

•	Pruco Life of New Jersey’s Discovery Select®

•	Pruco Life’s Discovery Choice®

•	Pruco Life of New Jersey’s Discovery Choice®

•	Pruco Life’s Strategic Partners Annuity One

•	Pruco Life of New Jersey’s Strategic Partners Annuity One

•	Pruco Life’s Strategic Partners Select

•	Pruco Life of New Jersey’s Strategic Partners Select

•	Pruco Life’s Strategic Partners Advisor

•	Pruco Life of New Jersey’s Strategic Partners Advisor

•	Pruco Life’s Strategic Partners FlexElite

•	Pruco Life of New Jersey’s Strategic Partners FlexElite

•	Pruco Life’s Strategic Partners Plus

•	Pruco Life of New Jersey’s Strategic Partners Plus

Variable life insurance is distributed by Pruco Securities LLC, member SIPC, 751 Broad Street, Newark, NJ 07102-3777. Variable annuities are distributed through Prudential Investment Management Services LLC (PIMS), member SIPC, Gateway Center Three, 14th Floor, Newark, NJ 07102-4077. Variable life insurance and variable annuities are issued by The Prudential Insurance Company of America, Pruco Life Insurance Company, or in New York, Pruco Life Insurance Company of New Jersey. All are Prudential Financial companies. Each is solely responsible for its own financial condition and contractual obligations.

Variable Contracts:	ARE NOT FDIC INSURED	ARE NOT BANK GUARANTEED	MAY LOSE VALUE

The 2003 Audited Financial Statements of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and The Prudential Insurance Company of America are available. You may call (888) 778-2888 to obtain a free copy of the audited financial statements of the insurance company that issued your contract.

To reduce costs, we now generally send only a single copy of prospectuses and shareholder reports to each household(“householding”) in lieu of sending a copy to each Contract Owner who resides in the household. You should be aware that by calling (877) 778-5008, you can revoke or “opt out” of householding at any time.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

PO Box 7478

Philadelphia, PA 19101-7478

Presorted
Standard
U.S. Postage
PAID
Prudential

IFS-2004-A094682 PSFSAR-B Ed. 07/31/2004

Printed in the U.S.A

on recycled paper.

Item 2 – Code of Ethics – – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Prudential Series Fund, Inc.

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain
Secretary

Date August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Odenath
David R. Odenath
President and Principal Executive Officer

Date August 19, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 19, 2004

*	Print the name and title of each signing officer under his or her signature.